UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04681
Name of Registrant: Vanguard Bond Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1: Schedule of Investments

Vanguard Total Bond Market Index Fund

Schedule of Investments
As of September 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.5%)
U.S. Government Securities (40.0%)
United States Treasury Note/Bond	0.375%	11/15/15	305,954	306,575
United States Treasury Note/Bond	9.875%	11/15/15	262,900	291,285
United States Treasury Note/Bond	0.250%	11/30/15	600	600
United States Treasury Note/Bond	1.375%	11/30/15	357,407	362,264
United States Treasury Note/Bond	0.250%	12/15/15	260,679	260,760
United States Treasury Note/Bond	0.250%	12/31/15	600	600
United States Treasury Note/Bond	2.125%	12/31/15	248,055	253,869
United States Treasury Note/Bond	0.375%	1/15/16	652,450	653,370
United States Treasury Note/Bond	0.375%	1/31/16	86,885	87,008
United States Treasury Note/Bond	2.000%	1/31/16	107,615	110,070
United States Treasury Note/Bond	0.375%	2/15/16	542,755	543,434
United States Treasury Note/Bond	4.500%	2/15/16	215,493	227,918
United States Treasury Note/Bond	9.250%	2/15/16	2,010	2,255
United States Treasury Note/Bond	0.250%	2/29/16	732,050	731,479
United States Treasury Note/Bond	2.125%	2/29/16	76,050	77,998
United States Treasury Note/Bond	2.625%	2/29/16	145,122	149,862
United States Treasury Note/Bond	0.375%	3/15/16	409,435	409,627
United States Treasury Note/Bond	0.375%	3/31/16	50	50
United States Treasury Note/Bond	2.250%	3/31/16	714	734
United States Treasury Note/Bond	2.375%	3/31/16	9,010	9,280
United States Treasury Note/Bond	0.250%	4/15/16	391,310	390,516
United States Treasury Note/Bond	0.375%	4/30/16	431,350	431,147
United States Treasury Note/Bond	2.000%	4/30/16	78,680	80,647
United States Treasury Note/Bond	2.625%	4/30/16	263,840	273,074
United States Treasury Note/Bond	0.250%	5/15/16	698,255	696,293
United States Treasury Note/Bond	5.125%	5/15/16	293,990	316,316
United States Treasury Note/Bond	7.250%	5/15/16	7,835	8,691
United States Treasury Note/Bond	0.375%	5/31/16	492,815	492,278
United States Treasury Note/Bond	1.750%	5/31/16	7,435	7,595
United States Treasury Note/Bond	0.500%	6/15/16	137,580	137,709
United States Treasury Note/Bond	0.500%	6/30/16	2,050	2,051
United States Treasury Note/Bond	1.500%	6/30/16	123,634	125,817
United States Treasury Note/Bond	3.250%	6/30/16	364,675	382,169
United States Treasury Note/Bond	0.625%	7/15/16	565,490	566,728
United States Treasury Note/Bond	0.500%	7/31/16	465,289	465,289
United States Treasury Note/Bond	1.500%	7/31/16	1,060	1,079
United States Treasury Note/Bond	0.625%	8/15/16	337,575	338,051
United States Treasury Note/Bond	4.875%	8/15/16	15,433	16,668
United States Treasury Note/Bond	0.500%	8/31/16	185,125	184,923
United States Treasury Note/Bond	1.000%	8/31/16	141,570	142,698
United States Treasury Note/Bond	3.000%	8/31/16	347,417	363,485
United States Treasury Note/Bond	0.875%	9/15/16	150,000	150,797
United States Treasury Note/Bond	0.500%	9/30/16	671,500	670,345
United States Treasury Note/Bond	1.000%	9/30/16	283,555	285,682
United States Treasury Note/Bond	3.000%	9/30/16	421,830	441,799
United States Treasury Note/Bond	0.625%	10/15/16	220,425	220,357
United States Treasury Note/Bond	1.000%	10/31/16	177,445	178,693
United States Treasury Note/Bond	3.125%	10/31/16	197,105	207,146
United States Treasury Note/Bond	0.625%	11/15/16	285,250	284,894

United States Treasury Note/Bond	4.625%	11/15/16	125,541	135,937
United States Treasury Note/Bond	7.500%	11/15/16	85,617	97,871
United States Treasury Note/Bond	0.875%	11/30/16	6,436	6,459
United States Treasury Note/Bond	2.750%	11/30/16	230,407	240,559
United States Treasury Note/Bond	0.625%	12/15/16	170,775	170,401
United States Treasury Note/Bond	0.875%	12/31/16	1,000	1,003
United States Treasury Note/Bond	3.250%	12/31/16	80,885	85,384
United States Treasury Note/Bond	0.750%	1/15/17	284,545	284,411
United States Treasury Note/Bond	0.875%	1/31/17	85,500	85,661
United States Treasury Note/Bond	3.125%	1/31/17	306,380	322,943
United States Treasury Note/Bond	0.625%	2/15/17	465,800	463,834
United States Treasury Note/Bond	4.625%	2/15/17	81,215	88,486
United States Treasury Note/Bond	0.875%	2/28/17	122,889	123,005
United States Treasury Note/Bond	3.000%	2/28/17	80,230	84,404
United States Treasury Note/Bond	0.750%	3/15/17	467,160	466,282
United States Treasury Note/Bond	1.000%	3/31/17	242,035	242,790
United States Treasury Note/Bond	3.250%	3/31/17	63,235	66,950
United States Treasury Note/Bond	0.875%	4/15/17	556,825	556,825
United States Treasury Note/Bond	0.875%	4/30/17	171,600	171,413
United States Treasury Note/Bond	3.125%	4/30/17	18,300	19,335
United States Treasury Note/Bond	0.875%	5/15/17	218,285	218,012
United States Treasury Note/Bond	4.500%	5/15/17	41,205	45,004
United States Treasury Note/Bond	8.750%	5/15/17	187,065	225,092
United States Treasury Note/Bond	0.625%	5/31/17	277,620	275,235
United States Treasury Note/Bond	2.750%	5/31/17	324,770	340,096
United States Treasury Note/Bond	0.875%	6/15/17	434,175	433,159
United States Treasury Note/Bond	0.750%	6/30/17	125,590	124,746
United States Treasury Note/Bond	2.500%	6/30/17	481,840	501,567
United States Treasury Note/Bond	0.875%	7/15/17	312,075	311,002
United States Treasury Note/Bond	0.500%	7/31/17	200,146	197,112
United States Treasury Note/Bond	2.375%	7/31/17	81,800	84,842
United States Treasury Note/Bond	0.875%	8/15/17	343,815	342,151
United States Treasury Note/Bond	4.750%	8/15/17	611,550	675,573
United States Treasury Note/Bond	8.875%	8/15/17	115,270	140,846
United States Treasury Note/Bond	0.625%	8/31/17	186,075	183,634
United States Treasury Note/Bond	1.875%	8/31/17	16,275	16,654
United States Treasury Note/Bond	1.000%	9/15/17	214,575	214,240
United States Treasury Note/Bond	0.625%	9/30/17	147,425	145,259
United States Treasury Note/Bond	1.875%	9/30/17	39,575	40,466
United States Treasury Note/Bond	0.750%	10/31/17	94,985	93,798
United States Treasury Note/Bond	1.875%	10/31/17	242,827	248,140
United States Treasury Note/Bond	4.250%	11/15/17	143,935	157,564
United States Treasury Note/Bond	0.625%	11/30/17	414,775	407,322
United States Treasury Note/Bond	0.750%	12/31/17	3,235	3,183
United States Treasury Note/Bond	0.875%	1/31/18	507,215	500,479
United States Treasury Note/Bond	2.625%	1/31/18	450	470
United States Treasury Note/Bond	3.500%	2/15/18	126,705	135,911
United States Treasury Note/Bond	0.750%	2/28/18	154,735	151,809
United States Treasury Note/Bond	2.750%	2/28/18	296,045	310,291
United States Treasury Note/Bond	0.750%	3/31/18	143,065	140,137
United States Treasury Note/Bond	0.625%	4/30/18	35,725	34,787
United States Treasury Note/Bond	2.625%	4/30/18	36,750	38,369
United States Treasury Note/Bond	3.875%	5/15/18	358,335	390,026
United States Treasury Note/Bond	9.125%	5/15/18	20,800	26,546
United States Treasury Note/Bond	1.000%	5/31/18	541,155	533,124
United States Treasury Note/Bond	2.375%	5/31/18	370,220	382,948
United States Treasury Note/Bond	1.375%	6/30/18	137,070	136,705
United States Treasury Note/Bond	2.375%	6/30/18	397,275	410,747

United States Treasury Note/Bond	1.375%	7/31/18	179,490	178,788
United States Treasury Note/Bond	2.250%	7/31/18	28,950	29,782
United States Treasury Note/Bond	4.000%	8/15/18	15,516	17,005
United States Treasury Note/Bond	1.500%	8/31/18	664,425	664,219
United States Treasury Note/Bond	1.375%	9/30/18	294,750	292,955
United States Treasury Note/Bond	1.250%	10/31/18	56,960	56,257
United States Treasury Note/Bond	1.750%	10/31/18	129,595	130,546
United States Treasury Note/Bond	3.750%	11/15/18	308,619	335,623
United States Treasury Note/Bond	9.000%	11/15/18	25	33
United States Treasury Note/Bond	1.250%	11/30/18	455,860	449,665
United States Treasury Note/Bond	1.375%	12/31/18	57,775	57,197
United States Treasury Note/Bond	1.500%	12/31/18	11,440	11,385
United States Treasury Note/Bond	1.250%	1/31/19	14,800	14,555
United States Treasury Note/Bond	1.500%	1/31/19	76,075	75,623
United States Treasury Note/Bond	2.750%	2/15/19	207,455	217,114
United States Treasury Note/Bond	8.875%	2/15/19	72,020	94,234
United States Treasury Note/Bond	1.375%	2/28/19	91,425	90,282
United States Treasury Note/Bond	1.500%	2/28/19	31,050	30,836
United States Treasury Note/Bond	1.500%	3/31/19	34,345	34,077
United States Treasury Note/Bond	1.625%	3/31/19	257,170	256,486
United States Treasury Note/Bond	1.250%	4/30/19	74,706	73,235
United States Treasury Note/Bond	1.625%	4/30/19	300,549	299,470
United States Treasury Note/Bond	3.125%	5/15/19	318,664	338,679
United States Treasury Note/Bond	1.125%	5/31/19	116,950	113,770
United States Treasury Note/Bond	1.500%	5/31/19	248,875	246,346
United States Treasury Note/Bond	1.000%	6/30/19	25,950	25,058
United States Treasury Note/Bond	1.625%	6/30/19	239,660	238,423
United States Treasury Note/Bond	0.875%	7/31/19	38,406	36,798
United States Treasury Note/Bond	1.625%	7/31/19	229,396	228,033
United States Treasury Note/Bond	3.625%	8/15/19	654,467	711,530
United States Treasury Note/Bond	8.125%	8/15/19	56,486	73,414
United States Treasury Note/Bond	1.625%	8/31/19	173,844	172,703
United States Treasury Note/Bond	1.000%	9/30/19	22,900	22,023
United States Treasury Note/Bond	1.750%	9/30/19	465,625	465,043
United States Treasury Note/Bond	3.375%	11/15/19	493,400	531,333
United States Treasury Note/Bond	1.000%	11/30/19	147,175	141,058
United States Treasury Note/Bond	1.125%	12/31/19	52,000	50,082
United States Treasury Note/Bond	1.375%	1/31/20	228,508	222,654
United States Treasury Note/Bond	3.625%	2/15/20	192,740	210,177
United States Treasury Note/Bond	8.500%	2/15/20	15,165	20,338
United States Treasury Note/Bond	1.250%	2/29/20	164,216	158,725
United States Treasury Note/Bond	1.125%	4/30/20	229,925	219,937
United States Treasury Note/Bond	3.500%	5/15/20	316,180	342,758
United States Treasury Note/Bond	1.375%	5/31/20	324,675	314,477
United States Treasury Note/Bond	1.875%	6/30/20	288,675	287,142
United States Treasury Note/Bond	2.000%	7/31/20	205,510	205,637
United States Treasury Note/Bond	2.625%	8/15/20	240,292	248,476
United States Treasury Note/Bond	8.750%	8/15/20	216,040	297,528
United States Treasury Note/Bond	2.125%	8/31/20	119,600	120,235
United States Treasury Note/Bond	2.000%	9/30/20	104,880	104,585
United States Treasury Note/Bond	1.750%	10/31/20	169,200	166,055
United States Treasury Note/Bond	2.625%	11/15/20	461,639	476,208
United States Treasury Note/Bond	2.000%	11/30/20	208,400	207,293
United States Treasury Note/Bond	2.375%	12/31/20	342,370	347,879
United States Treasury Note/Bond	2.125%	1/31/21	63,886	63,886
United States Treasury Note/Bond	3.625%	2/15/21	323,052	352,430
United States Treasury Note/Bond	7.875%	2/15/21	209,534	282,609
United States Treasury Note/Bond	2.000%	2/28/21	376,058	372,884

United States Treasury Note/Bond	2.250%	3/31/21	378,738	381,044
United States Treasury Note/Bond	2.250%	4/30/21	344,325	346,153
United States Treasury Note/Bond	3.125%	5/15/21	359,455	381,022
United States Treasury Note/Bond	2.000%	5/31/21	202,759	200,415
United States Treasury Note/Bond	2.125%	6/30/21	349,450	347,919
United States Treasury Note/Bond	2.250%	7/31/21	214,325	215,094
United States Treasury Note/Bond	8.125%	8/15/21	136,690	189,187
United States Treasury Note/Bond	2.000%	8/31/21	334,915	330,414
United States Treasury Note/Bond	2.125%	9/30/21	233,091	231,672
United States Treasury Note/Bond	2.000%	11/15/21	343,557	338,297
United States Treasury Note/Bond	8.000%	11/15/21	64,031	88,623
United States Treasury Note/Bond	2.000%	2/15/22	25,800	25,344
United States Treasury Note/Bond	1.625%	8/15/22	4,710	4,474
United States Treasury Note/Bond	7.250%	8/15/22	3,014	4,101
United States Treasury Note/Bond	1.625%	11/15/22	194,400	183,799
United States Treasury Note/Bond	7.625%	11/15/22	6,566	9,168
United States Treasury Note/Bond	2.000%	2/15/23	99,251	96,335
United States Treasury Note/Bond	7.125%	2/15/23	163,535	223,252
United States Treasury Note/Bond	1.750%	5/15/23	625,748	593,284
United States Treasury Note/Bond	2.500%	8/15/23	516,785	520,015
United States Treasury Note/Bond	6.250%	8/15/23	431,228	564,572
United States Treasury Note/Bond	2.750%	11/15/23	403,462	413,613
United States Treasury Note/Bond	2.750%	2/15/24	423,579	433,639
United States Treasury Note/Bond	2.500%	5/15/24	356,375	356,710
United States Treasury Note/Bond	2.375%	8/15/24	594,099	587,415
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,923
United States Treasury Note/Bond	7.625%	2/15/25	2,112	3,104
United States Treasury Note/Bond	6.875%	8/15/25	56,770	80,170
United States Treasury Note/Bond	6.000%	2/15/26	50,679	67,672
United States Treasury Note/Bond	6.750%	8/15/26	32,360	45,982
United States Treasury Note/Bond	6.500%	11/15/26	48,784	68,275
United States Treasury Note/Bond	6.375%	8/15/27	66,995	93,741
United States Treasury Note/Bond	5.500%	8/15/28	38,525	50,576
United States Treasury Note/Bond	5.250%	11/15/28	3,605	4,639
United States Treasury Note/Bond	5.250%	2/15/29	120,295	154,917
United States Treasury Note/Bond	6.125%	8/15/29	145,935	204,515
United States Treasury Note/Bond	6.250%	5/15/30	61,438	87,789
United States Treasury Note/Bond	5.375%	2/15/31	189,495	250,874
United States Treasury Note/Bond	4.500%	2/15/36	65,439	80,786
United States Treasury Note/Bond	4.375%	2/15/38	49,268	59,807
United States Treasury Note/Bond	4.500%	5/15/38	16,268	20,114
United States Treasury Note/Bond	3.500%	2/15/39	100,161	106,593
United States Treasury Note/Bond	4.250%	5/15/39	102,885	123,092
United States Treasury Note/Bond	4.500%	8/15/39	38,312	47,555
United States Treasury Note/Bond	4.375%	11/15/39	213,231	260,208
United States Treasury Note/Bond	4.625%	2/15/40	190,637	241,453
United States Treasury Note/Bond	4.375%	5/15/40	231,255	282,781
United States Treasury Note/Bond	3.875%	8/15/40	113,672	128,698
United States Treasury Note/Bond	4.250%	11/15/40	213,090	255,974
1 United States Treasury Note/Bond	4.750%	2/15/41	231,530	299,940
United States Treasury Note/Bond	4.375%	5/15/41	129,898	159,328
United States Treasury Note/Bond	3.750%	8/15/41	10	11
United States Treasury Note/Bond	3.125%	11/15/41	109,150	108,264
United States Treasury Note/Bond	3.125%	2/15/42	66,027	65,387
United States Treasury Note/Bond	3.000%	5/15/42	149,354	144,219
United States Treasury Note/Bond	2.750%	8/15/42	344,955	316,065
United States Treasury Note/Bond	2.750%	11/15/42	528,189	483,293
United States Treasury Note/Bond	3.125%	2/15/43	156,938	154,681

United States Treasury Note/Bond	2.875%	5/15/43	165,350	154,913
United States Treasury Note/Bond	3.625%	8/15/43	281,650	304,447
United States Treasury Note/Bond	3.750%	11/15/43	296,127	327,312
United States Treasury Note/Bond	3.625%	2/15/44	381,117	411,904
United States Treasury Note/Bond	3.375%	5/15/44	203,531	210,146
United States Treasury Note/Bond	3.125%	8/15/44	199,875	196,689
				49,621,945
Agency Bonds and Notes (3.5%)
2 AID-Jordan	1.945%	6/23/19	7,750	7,779
2 AID-Jordan	2.503%	10/30/20	10,100	10,302
2 AID-Tunisia	2.452%	7/24/21	3,275	3,263
2 AID-Ukraine	1.844%	5/16/19	4,650	4,580
3 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	3,575	3,663
3 Federal Farm Credit Banks	1.500%	11/16/15	6,825	6,918
3 Federal Farm Credit Banks	4.875%	12/16/15	1,625	1,714
3 Federal Farm Credit Banks	1.050%	3/28/16	4,000	4,036
3 Federal Farm Credit Banks	5.125%	8/25/16	9,075	9,841
3 Federal Farm Credit Banks	4.875%	1/17/17	8,030	8,748
3 Federal Farm Credit Banks	1.125%	9/22/17	5,000	4,993
3 Federal Farm Credit Banks	5.150%	11/15/19	15,675	18,079
3 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,260
3 Federal Home Loan Banks	0.500%	11/20/15	2,680	2,686
3 Federal Home Loan Banks	0.375%	2/19/16	55,000	55,014
3 Federal Home Loan Banks	3.125%	3/11/16	26,225	27,231
3 Federal Home Loan Banks	5.375%	5/18/16	36,700	39,579
3 Federal Home Loan Banks	5.625%	6/13/16	3,705	4,021
3 Federal Home Loan Banks	0.375%	6/24/16	24,800	24,706
3 Federal Home Loan Banks	0.500%	9/28/16	89,275	88,911
3 Federal Home Loan Banks	5.125%	10/19/16	15,845	17,271
3 Federal Home Loan Banks	4.750%	12/16/16	21,510	23,363
3 Federal Home Loan Banks	0.625%	12/28/16	16,200	16,135
3 Federal Home Loan Banks	4.875%	5/17/17	114,335	125,815
3 Federal Home Loan Banks	0.875%	5/24/17	40,000	39,855
3 Federal Home Loan Banks	1.000%	6/21/17	79,485	79,371
3 Federal Home Loan Banks	5.000%	11/17/17	7,280	8,100
3 Federal Home Loan Banks	2.750%	6/8/18	26,950	28,110
3 Federal Home Loan Banks	5.375%	8/15/18	4,750	5,414
3 Federal Home Loan Banks	1.875%	3/13/20	795	785
3 Federal Home Loan Banks	4.125%	3/13/20	8,030	8,852
3 Federal Home Loan Banks	3.375%	6/12/20	25,725	27,425
3 Federal Home Loan Banks	5.250%	12/11/20	6,850	8,041
3 Federal Home Loan Banks	2.250%	6/11/21	30,750	30,466
3 Federal Home Loan Banks	5.625%	6/11/21	19,450	23,241
3 Federal Home Loan Banks	2.125%	3/10/23	32,200	30,777
3 Federal Home Loan Banks	5.375%	8/15/24	24,600	29,784
3 Federal Home Loan Banks	5.500%	7/15/36	19,780	25,568
4 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	52,528
4 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	26,000	26,005
4 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	66,038	68,194
4 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	91,500	99,594
4 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	49,725	51,022
4 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	38,050	38,195
4 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	28,225	30,919
4 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	39,450	39,411
4 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	35,000	35,053
4 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,021
4 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	90,075	90,669

4 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	51,125	51,064
4 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	22,000	21,949
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	37,607
4 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	87,700	87,253
4 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	26,045	29,153
4 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	30,025	29,445
4 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	28,400	27,889
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	25,535
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	60,758	65,910
4 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	62,007	61,796
4 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	31,840	30,894
4 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	103,120	99,761
4 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	63,460	61,092
4 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	77,214	76,831
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,606	5,110
4 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	53,394	76,739
4 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,104	11,276
4 Federal National Mortgage Assn.	4.375%	10/15/15	53,000	55,302
4 Federal National Mortgage Assn.	1.625%	10/26/15	18,807	19,096
4 Federal National Mortgage Assn.	0.375%	12/21/15	29,225	29,253
4 Federal National Mortgage Assn.	8.200%	3/10/16	50	56
4 Federal National Mortgage Assn.	5.000%	3/15/16	5,850	6,237
4 Federal National Mortgage Assn.	0.500%	3/30/16	43,425	43,472
4 Federal National Mortgage Assn.	2.375%	4/11/16	134,885	138,736
4 Federal National Mortgage Assn.	0.375%	7/5/16	30,000	29,910
4 Federal National Mortgage Assn.	0.625%	8/26/16	55,450	55,469
4 Federal National Mortgage Assn.	5.250%	9/15/16	12,850	13,990
4 Federal National Mortgage Assn.	1.250%	9/28/16	65,225	65,950
4 Federal National Mortgage Assn.	1.375%	11/15/16	74,150	75,098
4 Federal National Mortgage Assn.	1.250%	1/30/17	25,100	25,310
4 Federal National Mortgage Assn.	5.000%	2/13/17	79,525	87,168
4 Federal National Mortgage Assn.	0.750%	4/20/17	13,125	13,051
4 Federal National Mortgage Assn.	1.125%	4/27/17	117,325	117,804
4 Federal National Mortgage Assn.	5.000%	5/11/17	142,481	157,157
4 Federal National Mortgage Assn.	5.375%	6/12/17	91,570	102,090
4 Federal National Mortgage Assn.	0.875%	8/28/17	7,975	7,918
4 Federal National Mortgage Assn.	1.000%	9/27/17	25,000	24,880
4 Federal National Mortgage Assn.	0.875%	10/26/17	82,000	81,190
4 Federal National Mortgage Assn.	0.875%	12/20/17	50,000	49,326
4 Federal National Mortgage Assn.	0.875%	2/8/18	79,000	77,738
4 Federal National Mortgage Assn.	0.875%	5/21/18	117,565	115,121
4 Federal National Mortgage Assn.	1.875%	9/18/18	41,050	41,444
4 Federal National Mortgage Assn.	1.625%	11/27/18	70,460	70,371
4 Federal National Mortgage Assn.	1.875%	2/19/19	53,050	53,314
4 Federal National Mortgage Assn.	1.750%	6/20/19	47,825	47,747
4 Federal National Mortgage Assn.	1.750%	9/12/19	67,575	67,047
4 Federal National Mortgage Assn.	0.000%	10/9/19	14,545	12,892
4 Federal National Mortgage Assn.	2.625%	9/6/24	31,575	31,060
4 Federal National Mortgage Assn.	6.250%	5/15/29	3,995	5,401
4 Federal National Mortgage Assn.	7.125%	1/15/30	26,389	38,598
4 Federal National Mortgage Assn.	7.250%	5/15/30	47,677	70,906
4 Federal National Mortgage Assn.	6.625%	11/15/30	14,250	20,207
4 Federal National Mortgage Assn.	5.625%	7/15/37	7,765	10,300
3 Financing Corp.	9.800%	4/6/18	1,750	2,236
3 Financing Corp.	10.350%	8/3/18	4,900	6,441
3 Financing Corp.	9.650%	11/2/18	10,535	13,785
3 Financing Corp.	9.700%	4/5/19	1,575	2,106
Private Export Funding Corp.	4.950%	11/15/15	41	43

	Private Export Funding Corp.	1.375%	2/15/17	2,025	2,044
	Private Export Funding Corp.	2.250%	12/15/17	4,600	4,731
	Private Export Funding Corp.	1.875%	7/15/18	4,300	4,337
	Private Export Funding Corp.	4.375%	3/15/19	8,700	9,649
	Private Export Funding Corp.	1.450%	8/15/19	3,800	3,714
	Private Export Funding Corp.	2.250%	3/15/20	8,000	8,009
	Private Export Funding Corp.	4.300%	12/15/21	3,800	4,206
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,643
	Private Export Funding Corp.	2.050%	11/15/22	8,300	7,816
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,394
	Private Export Funding Corp.	2.450%	7/15/24	8,300	7,838
	Resolution Funding Corp.	8.125%	10/15/19	450	581
	Resolution Funding Corp.	8.875%	7/15/20	180	244
	Resolution Funding Corp.	8.625%	1/15/30	110	180
	Small Business Administration Variable Rate
	Interest Only Custodial Receipts (U.S.
	Government Guaranteed)	2.719%	7/15/17	4,449	6
2	State of Israel	5.500%	9/18/23	542	659
2	State of Israel	5.500%	12/4/23	3,213	3,886
2	State of Israel	5.500%	4/26/24	20,405	24,762
3	Tennessee Valley Authority	5.500%	7/18/17	17,208	19,250
3	Tennessee Valley Authority	4.500%	4/1/18	6,325	6,966
3	Tennessee Valley Authority	1.750%	10/15/18	6,460	6,476
3	Tennessee Valley Authority	3.875%	2/15/21	9,400	10,255
3	Tennessee Valley Authority	1.875%	8/15/22	7,300	6,918
3	Tennessee Valley Authority	2.875%	9/15/24	15,000	14,950
3	Tennessee Valley Authority	6.750%	11/1/25	2,565	3,436
3	Tennessee Valley Authority	7.125%	5/1/30	27,055	38,602
3	Tennessee Valley Authority	4.650%	6/15/35	15,169	16,916
3	Tennessee Valley Authority	5.880%	4/1/36	9,850	12,862
3	Tennessee Valley Authority	6.150%	1/15/38	920	1,247
3	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,183
3	Tennessee Valley Authority	5.250%	9/15/39	9,028	11,046
3	Tennessee Valley Authority	3.500%	12/15/42	9,000	8,434
3	Tennessee Valley Authority	4.875%	1/15/48	6,951	7,927
3	Tennessee Valley Authority	5.375%	4/1/56	6,250	7,647
3	Tennessee Valley Authority	4.625%	9/15/60	7,468	8,098
					4,360,744
Conventional Mortgage-Backed Securities (20.5%)
[4,5]	Fannie Mae Pool	2.000%	8/1/28–10/1/28	89,023	87,343
[4,5,6]Fannie Mae Pool		2.500%	8/1/27–2/1/43	643,356	646,010
[4,5,6]Fannie Mae Pool		3.000%	9/1/20–10/1/44	1,882,190	1,893,846
[4,5,6]Fannie Mae Pool		3.500%	10/1/18–10/1/44	2,031,485	2,096,902
[4,5,6]Fannie Mae Pool		4.000%	6/1/18–10/1/44	1,966,126	2,081,244
[4,5,6]Fannie Mae Pool		4.500%	1/1/18–10/1/44	1,437,456	1,552,629
[4,5,6]Fannie Mae Pool		5.000%	3/1/17–10/1/44	906,341	999,139
[4,5,6]Fannie Mae Pool		5.500%	11/1/16–10/1/44	663,344	738,783
[4,5]	Fannie Mae Pool	6.000%	10/1/15–5/1/41	467,527	528,633
[4,5]	Fannie Mae Pool	6.500%	10/1/14–10/1/39	152,674	173,058
[4,5]	Fannie Mae Pool	7.000%	11/1/14–11/1/38	51,568	58,389
[4,5]	Fannie Mae Pool	7.500%	4/1/15–12/1/32	4,010	4,437
[4,5]	Fannie Mae Pool	8.000%	6/1/15–9/1/31	1,336	1,483
[4,5]	Fannie Mae Pool	8.500%	9/1/15–5/1/32	565	633
[4,5]	Fannie Mae Pool	9.000%	2/1/17–8/1/30	150	160
[4,5]	Fannie Mae Pool	9.500%	3/1/17–11/1/25	195	223
[4,5]	Fannie Mae Pool	10.000%	10/1/16–12/1/17	5	5
[4,5]	Freddie Mac Gold Pool	2.000%	7/1/28–8/1/28	37,634	36,934

[4,5,6]Freddie Mac Gold Pool		2.500%	5/1/28–3/1/43	523,479	525,029
[4,5,6]Freddie Mac Gold Pool		3.000%	3/1/21–10/1/44	1,043,318	1,051,229
[4,5,6]Freddie Mac Gold Pool		3.500%	8/1/25–10/1/44	1,197,482	1,233,423
[4,5,6]Freddie Mac Gold Pool		4.000%	3/1/15–10/1/44	1,275,840	1,348,561
[4,5,6]Freddie Mac Gold Pool		4.500%	12/1/17–10/1/44	895,707	966,613
[4,5,6]Freddie Mac Gold Pool		5.000%	11/1/15–10/1/44	571,629	628,494
[4,5]	Freddie Mac Gold Pool	5.500%	3/1/16–6/1/41	443,908	494,453
[4,5,6]Freddie Mac Gold Pool		6.000%	4/1/15–10/1/44	285,372	322,118
[4,5]	Freddie Mac Gold Pool	6.500%	10/1/14–9/1/39	86,497	98,062
[4,5]	Freddie Mac Gold Pool	7.000%	1/1/15–12/1/38	29,233	33,166
[4,5]	Freddie Mac Gold Pool	7.500%	10/1/14–2/1/32	2,355	2,636
[4,5]	Freddie Mac Gold Pool	8.000%	12/1/14–1/1/32	2,423	2,709
[4,5]	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	432	489
[4,5]	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	337	372
[4,5]	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	49	54
[4,5]	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	7	8
[4,5]	Freddie Mac Non Gold Pool	8.000%	2/1/17–6/1/17	3	3
[4,5]	Freddie Mac Non Gold Pool	8.500%	6/1/18	9	10
[4,5]	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	3	3
[5,6]	Ginnie Mae I Pool	3.000%	1/15/26–10/1/44	223,896	226,218
[5,6]	Ginnie Mae I Pool	3.500%	11/15/25–10/1/44	221,452	230,129
[5,6]	Ginnie Mae I Pool	4.000%	8/15/18–10/1/44	386,376	410,779
[5,6]	Ginnie Mae I Pool	4.500%	5/15/18–10/1/44	533,690	580,596
5	Ginnie Mae I Pool	4.750%	8/15/33	14	15
[5,6]	Ginnie Mae I Pool	5.000%	1/15/17–10/1/44	308,393	340,497
5	Ginnie Mae I Pool	5.500%	3/15/15–2/15/41	165,640	185,091
5	Ginnie Mae I Pool	6.000%	5/15/16–6/15/41	130,413	147,733
5	Ginnie Mae I Pool	6.500%	2/15/16–1/15/39	36,499	41,157
5	Ginnie Mae I Pool	7.000%	11/15/14–9/15/36	8,675	9,676
5	Ginnie Mae I Pool	7.250%	9/15/25	34	35
5	Ginnie Mae I Pool	7.500%	5/15/17–6/15/32	3,693	4,062
5	Ginnie Mae I Pool	7.750%	2/15/30	2	3
5	Ginnie Mae I Pool	8.000%	1/15/17–12/15/30	2,512	2,762
5	Ginnie Mae I Pool	8.250%	6/15/27	2	2
5	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	554	590
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/31	695	742
5	Ginnie Mae I Pool	9.500%	7/15/16–9/15/25	210	231
5	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	72	80
5	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	42	42
5	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	1	1
5	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	27,474	27,980
[5,6]	Ginnie Mae II Pool	3.000%	10/20/26–10/1/44	852,097	861,063
[5,6]	Ginnie Mae II Pool	3.500%	9/20/25–10/1/44	1,556,614	1,612,015
[5,6]	Ginnie Mae II Pool	4.000%	9/20/25–10/1/44	1,255,284	1,332,921
[5,6]	Ginnie Mae II Pool	4.500%	4/20/18–10/1/44	912,107	992,055
[5,6]	Ginnie Mae II Pool	5.000%	12/20/32–10/1/44	498,728	550,610
5	Ginnie Mae II Pool	5.500%	8/20/23–3/20/44	152,615	170,023
5	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	77,566	88,227
5	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	31,391	36,021
5	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	5,536	6,256
5	Ginnie Mae II Pool	7.500%	8/20/30	6	7
5	Ginnie Mae II Pool	8.500%	10/20/30	14	16
					25,464,918
Nonconventional Mortgage-Backed Securities (0.5%)
[4,5,7]Fannie Mae Pool		1.467%	4/1/37	1,966	2,049
[4,5,7]Fannie Mae Pool		1.793%	7/1/34	428	457
[4,5,7]Fannie Mae Pool		1.863%	9/1/37	2,118	2,271

[4,5,7]Fannie Mae Pool	1.958%	1/1/35	267	280
[4,5,7]Fannie Mae Pool	2.080%	8/1/35	2,322	2,478
[4,5,7]Fannie Mae Pool	2.085%	2/1/37	6	6
[4,5] Fannie Mae Pool	2.109%	3/1/43	11,642	11,716
[4,5,7]Fannie Mae Pool	2.114%	12/1/35	9	10
[4,5,7]Fannie Mae Pool	2.165%	6/1/36	51	54
[4,5,7]Fannie Mae Pool	2.175%	10/1/34	24	26
[4,5,7]Fannie Mae Pool	2.188%	7/1/35	1,347	1,415
[4,5] Fannie Mae Pool	2.192%	12/1/41	6,619	6,828
[4,5,7]Fannie Mae Pool	2.195%	7/1/39–6/1/43	12,127	12,409
[4,5] Fannie Mae Pool	2.202%	6/1/42	6,526	6,779
[4,5] Fannie Mae Pool	2.203%	9/1/42	9,529	9,866
[4,5,7]Fannie Mae Pool	2.224%	12/1/33–8/1/37	3,612	3,807
[4,5,7]Fannie Mae Pool	2.231%	11/1/36	1,281	1,363
[4,5] Fannie Mae Pool	2.233%	10/1/42	7,372	7,577
[4,5,7]Fannie Mae Pool	2.235%	6/1/37	1,759	1,858
[4,5,7]Fannie Mae Pool	2.238%	4/1/36	344	360
[4,5,7]Fannie Mae Pool	2.243%	2/1/36	2,405	2,454
[4,5,7]Fannie Mae Pool	2.260%	9/1/34	1,030	1,085
[4,5,7]Fannie Mae Pool	2.262%	11/1/33	608	640
[4,5] Fannie Mae Pool	2.266%	7/1/43	13,213	13,225
[4,5,7]Fannie Mae Pool	2.310%	5/1/36	138	148
[4,5,7]Fannie Mae Pool	2.315%	12/1/36	18	18
[4,5,7]Fannie Mae Pool	2.325%	7/1/37	512	530
[4,5,7]Fannie Mae Pool	2.336%	4/1/36	988	1,048
[4,5,7]Fannie Mae Pool	2.345%	4/1/37	336	355
[4,5,7]Fannie Mae Pool	2.356%	5/1/35–4/1/37	2,158	2,288
[4,5,7]Fannie Mae Pool	2.374%	2/1/36	1,212	1,298
[4,5,7]Fannie Mae Pool	2.391%	1/1/37	2,398	2,583
[4,5,7]Fannie Mae Pool	2.392%	5/1/33–9/1/33	21	22
[4,5,7]Fannie Mae Pool	2.393%	12/1/35	1,686	1,795
[4,5,7]Fannie Mae Pool	2.400%	11/1/32	18	19
[4,5] Fannie Mae Pool	2.403%	5/1/42	16,350	16,470
[4,5] Fannie Mae Pool	2.407%	7/1/42	9,895	10,147
[4,5,7]Fannie Mae Pool	2.438%	1/1/35	1,921	2,069
[4,5,7]Fannie Mae Pool	2.440%	11/1/36	47	50
[4,5] Fannie Mae Pool	2.450%	5/1/43	21,369	21,939
[4,5] Fannie Mae Pool	2.459%	10/1/42	9,188	9,422
[4,5,7]Fannie Mae Pool	2.475%	9/1/33	24	25
[4,5,7]Fannie Mae Pool	2.497%	11/1/34	1,272	1,331
[4,5] Fannie Mae Pool	2.498%	10/1/40	5,277	5,526
[4,5] Fannie Mae Pool	2.511%	12/1/40	3,958	4,147
[4,5,7]Fannie Mae Pool	2.528%	1/1/37	112	118
[4,5,7]Fannie Mae Pool	2.560%	11/1/33	1,833	1,993
[4,5,7]Fannie Mae Pool	2.588%	7/1/42	3,197	3,439
[4,5,7]Fannie Mae Pool	2.590%	4/1/37	107	112
[4,5] Fannie Mae Pool	2.607%	12/1/41	6,489	6,688
[4,5] Fannie Mae Pool	2.621%	11/1/41	6,238	6,641
[4,5] Fannie Mae Pool	2.669%	1/1/42	7,227	7,699
[4,5,7]Fannie Mae Pool	2.681%	10/1/36	1,156	1,260
[4,5] Fannie Mae Pool	2.747%	12/1/43	6,378	6,560
[4,5] Fannie Mae Pool	2.784%	1/1/42–3/1/42	14,369	14,833
[4,5] Fannie Mae Pool	2.809%	11/1/41	6,177	6,590
[4,5] Fannie Mae Pool	2.815%	3/1/41	5,132	5,470
[4,5] Fannie Mae Pool	2.866%	5/1/42	1,039	1,082
[4,5] Fannie Mae Pool	2.934%	12/1/40	2,967	3,119
[4,5] Fannie Mae Pool	2.998%	3/1/42	1,657	1,722
[4,5] Fannie Mae Pool	3.005%	9/1/43	12,531	12,999

[4,5]	Fannie Mae Pool	3.056%	3/1/41	6,427	6,728
[4,5]	Fannie Mae Pool	3.060%	2/1/41–2/1/42	9,676	10,049
[4,5]	Fannie Mae Pool	3.119%	2/1/41	4,107	4,331
[4,5]	Fannie Mae Pool	3.130%	2/1/41	2,774	2,798
[4,5]	Fannie Mae Pool	3.171%	12/1/40	3,552	3,730
[4,5]	Fannie Mae Pool	3.218%	9/1/40	4,296	4,496
[4,5]	Fannie Mae Pool	3.219%	12/1/40	4,078	4,272
[4,5]	Fannie Mae Pool	3.223%	8/1/40	5,075	5,256
[4,5]	Fannie Mae Pool	3.251%	10/1/40	4,280	4,452
[4,5]	Fannie Mae Pool	3.274%	11/1/40	2,274	2,374
[4,5]	Fannie Mae Pool	3.279%	5/1/41	5,524	5,911
[4,5]	Fannie Mae Pool	3.284%	1/1/40	2,809	2,902
[4,5]	Fannie Mae Pool	3.330%	8/1/42	8,335	8,642
[4,5,7]Fannie Mae Pool		3.398%	10/1/39	1,943	2,008
[4,5]	Fannie Mae Pool	3.428%	5/1/40	1,811	1,920
[4,5]	Fannie Mae Pool	3.490%	5/1/40	1,039	1,104
[4,5,7]Fannie Mae Pool		3.517%	11/1/39	1,173	1,210
[4,5]	Fannie Mae Pool	3.536%	7/1/41	8,503	8,752
[4,5]	Fannie Mae Pool	3.540%	6/1/41	1,413	1,482
[4,5]	Fannie Mae Pool	3.580%	8/1/39	2,074	2,196
[4,5]	Fannie Mae Pool	3.597%	4/1/41	5,358	5,629
[4,5]	Fannie Mae Pool	3.713%	11/1/39	2,121	2,190
[4,5]	Fannie Mae Pool	3.729%	6/1/41	5,418	5,703
[4,5]	Fannie Mae Pool	3.819%	9/1/40	6,423	6,778
[4,5,7]Fannie Mae Pool		4.166%	1/1/35	7	8
[4,5]	Fannie Mae Pool	4.263%	12/1/39	5,421	5,564
[4,5]	Fannie Mae Pool	4.890%	7/1/38	567	595
[4,5]	Fannie Mae Pool	4.977%	6/1/35	13	14
[4,5,7]Fannie Mae Pool		5.131%	10/1/37	71	75
[4,5]	Fannie Mae Pool	5.136%	3/1/38	1,753	1,838
[4,5,7]Fannie Mae Pool		5.145%	11/1/39	2,260	2,413
[4,5]	Fannie Mae Pool	5.174%	11/1/35	3	3
[4,5,7]Fannie Mae Pool		5.245%	8/1/39	5,909	6,283
[4,5]	Fannie Mae Pool	5.259%	7/1/38	427	447
[4,5]	Fannie Mae Pool	5.280%	7/1/36	1,104	1,125
[4,5]	Fannie Mae Pool	5.555%	5/1/36	845	885
[4,5]	Fannie Mae Pool	5.659%	4/1/37	1,900	2,021
[4,5]	Fannie Mae Pool	5.765%	10/1/37	2,074	2,222
[4,5]	Fannie Mae Pool	5.784%	12/1/37	2,187	2,345
[4,5]	Fannie Mae Pool	6.128%	10/1/37	2,987	3,105
[4,5,7]Freddie Mac Non Gold Pool		1.730%	6/1/37	1,828	1,878
[4,5,7]Freddie Mac Non Gold Pool		1.836%	5/1/37	121	128
[4,5,7]Freddie Mac Non Gold Pool		1.917%	8/1/37	97	102
[4,5,7]Freddie Mac Non Gold Pool		1.949%	3/1/37	611	633
[4,5,7]Freddie Mac Non Gold Pool		2.040%	1/1/37	2,217	2,352
[4,5,7]Freddie Mac Non Gold Pool		2.173%	7/1/35	1,341	1,420
[4,5,7]Freddie Mac Non Gold Pool		2.175%	4/1/37	44	46
[4,5,7]Freddie Mac Non Gold Pool		2.195%	3/1/37	123	130
[4,5,7]Freddie Mac Non Gold Pool		2.250%	6/1/35	6	7
[4,5,7]Freddie Mac Non Gold Pool		2.277%	12/1/36	826	866
[4,5,7]Freddie Mac Non Gold Pool		2.278%	10/1/37	1,588	1,690
[4,5,7]Freddie Mac Non Gold Pool		2.280%	3/1/37	439	462
[4,5,7]Freddie Mac Non Gold Pool		2.320%	2/1/37	443	463
[4,5,7]Freddie Mac Non Gold Pool		2.323%	3/1/36	38	40
[4,5,7]Freddie Mac Non Gold Pool		2.339%	4/1/35	164	173
[4,5]	Freddie Mac Non Gold Pool	2.343%	5/1/42	1,630	1,665
[4,5,7]Freddie Mac Non Gold Pool		2.352%	1/1/35	313	340
[4,5,7]Freddie Mac Non Gold Pool		2.357%	12/1/34	1,678	1,791

[4,5,7]Freddie Mac Non Gold Pool		2.367%	12/1/36	2,091	2,219
[4,5,7]Freddie Mac Non Gold Pool		2.375%	4/1/33–11/1/36	4,712	4,955
[4,5,7]Freddie Mac Non Gold Pool		2.380%	6/1/37	1,844	1,981
[4,5,7]Freddie Mac Non Gold Pool		2.398%	6/1/36	11	11
[4,5,7]Freddie Mac Non Gold Pool		2.405%	12/1/35–3/1/36	1,323	1,403
[4,5,7]Freddie Mac Non Gold Pool		2.440%	12/1/34	44	46
[4,5,7]Freddie Mac Non Gold Pool		2.445%	5/1/33	47	49
[4,5,7]Freddie Mac Non Gold Pool		2.447%	1/1/37	999	1,054
[4,5,7]Freddie Mac Non Gold Pool		2.486%	6/1/37	1,936	2,015
[4,5,7]Freddie Mac Non Gold Pool		2.534%	11/1/33	5	5
[4,5]	Freddie Mac Non Gold Pool	2.572%	2/1/42	3,660	3,886
[4,5,7]Freddie Mac Non Gold Pool		2.604%	3/1/37	147	147
[4,5]	Freddie Mac Non Gold Pool	2.608%	11/1/43	3,178	3,251
[4,5,7]Freddie Mac Non Gold Pool		2.620%	3/1/37	1,489	1,562
[4,5]	Freddie Mac Non Gold Pool	2.626%	12/1/40	2,458	2,529
[4,5]	Freddie Mac Non Gold Pool	2.673%	11/1/40	2,288	2,345
[4,5]	Freddie Mac Non Gold Pool	2.719%	12/1/40	5,840	6,002
[4,5,7]Freddie Mac Non Gold Pool		2.744%	10/1/36	1,575	1,668
[4,5]	Freddie Mac Non Gold Pool	2.754%	2/1/42	4,284	4,540
[4,5]	Freddie Mac Non Gold Pool	2.785%	1/1/41	5,560	5,691
[4,5]	Freddie Mac Non Gold Pool	2.880%	2/1/41	7,214	7,693
[4,5]	Freddie Mac Non Gold Pool	2.947%	2/1/41	1,620	1,728
[4,5]	Freddie Mac Non Gold Pool	3.074%	6/1/41	2,551	2,725
[4,5]	Freddie Mac Non Gold Pool	3.097%	3/1/41	2,331	2,489
[4,5]	Freddie Mac Non Gold Pool	3.116%	1/1/41	1,200	1,265
[4,5]	Freddie Mac Non Gold Pool	3.151%	11/1/40	4,124	4,212
[4,5]	Freddie Mac Non Gold Pool	3.237%	6/1/40	2,431	2,473
[4,5]	Freddie Mac Non Gold Pool	3.350%	5/1/40	985	1,069
[4,5]	Freddie Mac Non Gold Pool	3.358%	6/1/41	502	505
[4,5]	Freddie Mac Non Gold Pool	3.418%	3/1/42	4,505	4,692
[4,5]	Freddie Mac Non Gold Pool	3.452%	5/1/40	1,021	1,085
[4,5]	Freddie Mac Non Gold Pool	3.592%	6/1/40	2,920	3,222
[4,5]	Freddie Mac Non Gold Pool	3.627%	6/1/40	5,380	5,599
[4,5]	Freddie Mac Non Gold Pool	3.678%	9/1/40	4,678	4,821
[4,5]	Freddie Mac Non Gold Pool	4.062%	12/1/39	891	934
[4,5]	Freddie Mac Non Gold Pool	4.387%	5/1/38	305	328
[4,5]	Freddie Mac Non Gold Pool	5.028%	7/1/38	1,848	1,880
[4,5]	Freddie Mac Non Gold Pool	5.298%	3/1/38	2,846	2,993
[4,5]	Freddie Mac Non Gold Pool	5.447%	1/1/38	774	811
[4,5]	Freddie Mac Non Gold Pool	5.467%	2/1/36	980	1,028
[4,5]	Freddie Mac Non Gold Pool	5.769%	9/1/37	2,543	2,685
[4,5]	Freddie Mac Non Gold Pool	5.780%	10/1/37	57	60
[4,5]	Freddie Mac Non Gold Pool	5.804%	5/1/37	3,207	3,361
[4,5]	Freddie Mac Non Gold Pool	6.075%	12/1/36	2,097	2,184
[4,5]	Freddie Mac Non Gold Pool	6.185%	8/1/37	778	820
[5,7]	Ginnie Mae II Pool	1.625%	6/20/29	147	152
[5,7]	Ginnie Mae II Pool	2.000%	4/20/41–6/20/43	37,996	38,875
[5,7]	Ginnie Mae II Pool	2.125%	5/20/41	2,315	2,451
[5,7]	Ginnie Mae II Pool	2.500%	10/20/39–1/20/42	29,452	30,600
5	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	22,601	23,569
5	Ginnie Mae II Pool	3.500%	1/20/41–1/20/44	41,726	43,834
[5,7]	Ginnie Mae II Pool	4.000%	10/20/38–10/20/41	10,807	11,319
5	Ginnie Mae II Pool	5.000%	7/20/38	562	578
					656,009
Total U.S. Government and Agency Obligations (Cost $78,768,762)					80,103,616

Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
5 AEP Texas Central Transition Funding II LLC
2006-A	5.170%	1/1/18	3,251	3,504
5 Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	2,243	2,251
5 Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	1,992	1,997
5 Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	6,120	6,092
5 Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	1,650	1,649
5 Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	1,125	1,123
5 Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	3,925	3,922
5 Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	1,675	1,670
5 Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	3,400	3,371
5 Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	2,275	2,266
5 Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	5,475	5,455
5 American Express Credit Account Secured
Note Trust 2013-3	0.980%	5/15/19	1,500	1,495
5 American Express Credit Account Secured
Note Trust 2014-3	1.490%	4/15/20	8,200	8,199
5 AmeriCredit Automobile Receivables Trust
2012-1	1.230%	9/8/16	90	90
5 AmeriCredit Automobile Receivables Trust
2013-1	0.610%	10/10/17	1,801	1,799
5 AmeriCredit Automobile Receivables Trust
2013-2	0.650%	12/8/17	1,162	1,163
5 AmeriCredit Automobile Receivables Trust
2013-3	0.920%	4/9/18	2,960	2,963
5 AmeriCredit Automobile Receivables Trust
2013-4	0.960%	4/9/18	1,040	1,043
5 AmeriCredit Automobile Receivables Trust
2013-5	0.900%	9/10/18	1,200	1,193
5 AmeriCredit Automobile Receivables Trust
2013-5	1.520%	1/8/19	600	597
5 AmeriCredit Automobile Receivables Trust
2014-1	0.900%	2/8/19	850	846
5 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	550	548
5 AmeriCredit Automobile Receivables Trust
2014-2	0.940%	2/8/19	1,700	1,688
5 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	2,800	2,793
5 Banc of America Commercial Mortgage Trust
2005-1	5.347%	11/10/42	2,804	2,805
5 Banc of America Commercial Mortgage Trust
2005-5	5.115%	10/10/45	15,379	15,703
5 Banc of America Commercial Mortgage Trust
2005-6	5.349%	9/10/47	3,500	3,648
5 Banc of America Commercial Mortgage Trust
2005-6	5.349%	9/10/47	3,540	3,684
5 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	20,200	21,048
5 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	185	196
5 Banc of America Commercial Mortgage Trust
2006-2	5.920%	5/10/45	11,600	12,223
5 Banc of America Commercial Mortgage Trust
2006-2	5.955%	5/10/45	3,290	3,473
5 Banc of America Commercial Mortgage Trust
2006-3	5.889%	7/10/44	683	729

5 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	23,975	25,508
5 Banc of America Commercial Mortgage Trust
2006-5	5.390%	9/10/47	320	324
5 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	11,525	12,194
5 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	2,175	2,313
5 Banc of America Commercial Mortgage Trust
2008-1	6.427%	2/10/51	21,550	24,049
8 Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	1,975	2,182
5 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	113	113
5 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	2,300	2,306
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	4,654	4,833
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	4,175	4,242
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR9	4.871%	9/11/42	20	21
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	2,440	2,469
5 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.288%	10/12/42	3,215	3,327
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.600%	3/11/39	24,369	25,460
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.890%	9/11/38	258	274
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.929%	9/11/38	5,500	5,891
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	1,625	1,745
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	21,540	22,629
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	4,525	4,812
5 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	8,375	9,001
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.845%	6/11/40	2,007	2,025
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.897%	6/11/40	6,275	6,879
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	21,750	23,818
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	6,853	7,528
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	10,400	11,375
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	5,340	5,784
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	6,280	6,669
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	15,900	17,532
5 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	2,986	2,984
5 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	3,603	3,595

5 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	2,445	2,452
5 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	2,446	2,448
5 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	1,470	1,473
5 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	2,700	2,700
5 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	1,000	1,002
5 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	1,000	1,005
5 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	3,150	3,166
5 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	785	790
5 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	590	597
5 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	2,500	2,492
5 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	1,375	1,373
5 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	1,100	1,098
5 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	1,950	1,942
5 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	1,400	1,393
5 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	36,645	38,722
5 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	10,300	11,502
5 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	1,925	1,925
5 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	2,450	2,436
5 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	3,604	3,605
5 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	1,502	1,488
5 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	3,790	3,809
5 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	2,040	2,057
5 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	1,450	1,443
5 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	550	548
5 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	1,680	1,673
5 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	1,120	1,111
5 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	3,650	3,642
5 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	1,875	1,867
5 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	3,275	3,266
5 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	1,625	1,617
5 CD 2005-CD1 Commercial Mortgage Trust	5.400%	7/15/44	17,116	17,648
5 CD 2005-CD1 Commercial Mortgage Trust	5.400%	7/15/44	7,000	7,268
5 CD 2006-CD2 Mortgage Trust	5.480%	1/15/46	680	709
5 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	9,668	10,235
5 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	8,575	9,276
5 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	13,050	13,948
5 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	17,274	19,010
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	1,752	1,857
5 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	1,184	1,333
5 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	9,483	9,505
5 Chase Issuance Trust 2006-A2	5.160%	4/16/18	14,352	15,197
5 Chase Issuance Trust 2012-A3	0.790%	6/15/17	10,512	10,524
5 Chase Issuance Trust 2012-A5	0.590%	8/15/17	5,845	5,836
5 Chase Issuance Trust 2012-A7	2.160%	9/16/24	17,440	16,595
5 Chase Issuance Trust 2013-A1	1.300%	2/18/20	13,650	13,427
5 Chase Issuance Trust 2013-A8	1.010%	10/15/18	10,225	10,181
5 Chase Issuance Trust 2014-A1	1.150%	1/15/19	8,000	7,991
5 Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,231
5 Chase Issuance Trust 2014-A6	1.260%	7/15/19	13,700	13,660
5 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	9,135	9,375
5 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	4,650	4,737
5 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	13,301	13,935

5 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	10,600	11,826
5 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	11,546	12,863
5 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	4,650	4,642
5 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,450	10,608
5 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	11,150	11,129
5 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	9,525	9,520
5 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	16,500	16,462
5 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	16,450	16,443
5 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	6,990	7,123
5 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	2,500	2,664
5 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	11,796	12,457
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	3,625	3,877
5 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	3,375	3,629
5 Citigroup Commercial Mortgage Trust 2007-
C6	5.899%	12/10/49	20,075	21,904
5 Citigroup Commercial Mortgage Trust 2008-
C7	6.339%	12/10/49	22,115	24,397
5 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	5,450	5,421
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	2,300	2,276
5 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	2,000	1,979
5 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	2,900	3,011
5 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	1,200	1,267
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,975	2,130
5 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	2,875	3,101
5 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	875	914
5 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	2,900	3,074
5 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	1,150	1,229
5 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	1,150	1,243
5 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	1,840	1,882
5 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	1,150	1,189
5 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,700	1,783
5 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	1,425	1,510
5 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	625	643
5 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	3,025	3,143
5 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	2,450	2,518

5	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	3,875	3,935
5	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	3,033	3,276
5	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.969%	5/15/46	10,630	11,674
5	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	21,189	21,691
5	COMM 2006-C7 Mortgage Trust	5.948%	6/10/46	17,958	19,061
5	COMM 2006-C7 Mortgage Trust	5.973%	6/10/46	4,025	4,293
5	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	17,413	19,154
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,485	2,490
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,043
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,000	4,906
[5,8]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,553
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,048
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,457
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	1,430	1,471
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	1,430	1,488
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,910	2,010
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	2,390	2,563
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	1,430	1,556
5	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	1,023	1,022
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,700	1,742
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,700	1,766
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,349
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,794
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,216
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	611
5	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	721	720
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	875	903
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	575	600
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	5,850	6,243
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	1,750	1,867
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,890
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,300	2,299
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,344
5	COMM 2013-CCRE9 Mortgage Trust	4.378%	7/10/45	4,060	4,370
5	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	1,120	1,199
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,680	1,735
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,795
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,586	4,495
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,536
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,375	2,463
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,901
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,089
5	COMM 2014-CCRE14 Mortgage Trust	4.759%	2/10/47	1,175	1,254
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	4,124	4,229
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,472
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,786
5	COMM 2014-CCRE15 Mortgage Trust	4.870%	2/10/47	1,320	1,432
5	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,287
5	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,104
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,628
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,319
5	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	2,800	2,877
5	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	1,400	1,446
5	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	2,225	2,325
5	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	1,375	1,407

5	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	2,250	2,304
5	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	1,400	1,443
5	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	1,845	1,891
5	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,675	1,715
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	3,950	4,136
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	5,575	5,754
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,310
5	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1,129	1,151
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	1,007
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,643
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	739
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	477
5	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,675	1,705
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,599
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,668
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,187
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	6,850
5	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	10,060	10,091
5	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	3,850	3,880
5	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	18,908	19,411
5	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	4,475	4,647
5	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	2,515	2,671
[5,8]	Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	1,431	1,455
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.609%	2/15/39	17,565	18,367
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.642%	2/15/39	7,675	8,085
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.642%	2/15/39	4,435	4,641
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	4,266	4,561
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	17,367	18,391
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	1,725	1,845
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	14,998	15,961
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	5,300	5,692
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.892%	6/15/39	16,582	17,903
5	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	8,414	8,459
5	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	4,724	4,763
5	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	3,400	3,484
5	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	13,667	14,069
5	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	1,565	1,619
5	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	3,290	3,396
5	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	14,891	16,581
5	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	6,925	6,911
[4,5]	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	1,557	1,539
[4,5]	Fannie Mae-Aces 2013-M12	2.463%	3/25/23	15,357	15,122
[4,5]	Fannie Mae-Aces 2013-M14	2.608%	4/25/23	15,858	15,658
[4,5]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	16,575	17,204
[4,5]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	1,000	986
[4,5]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	5,600	5,408
[4,5]	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	22,180	22,539
[4,5]	Fannie Mae-Aces 2014-M1	3.500%	7/25/23	21,800	22,470

[4,5]	Fannie Mae-Aces 2014-M2	1.916%	6/25/21	7,034	7,109
[4,5]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	16,360	17,198
[4,5]	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	6,569	6,661
[4,5]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	7,825	8,151
[4,5]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,443
[4,5]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	15,165	15,328
[4,5]	Fannie Mae-Aces 2014-M7	3.556%	6/25/24	16,678	17,256
[4,5]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	2,747	2,753
[4,5]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,324
[4,5]	Fannie Mae-Aces 2014-M9	1.462%	4/25/17	13,250	13,330
[4,5]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,512
2	Federal Housing Administration	7.430%	10/1/20	1	1
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	3,650	3,720
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	14,243	14,903
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	6,775	7,283
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	18,650	18,922
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	7,835	7,591
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	19,300	18,829
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	11,840	11,603
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	675	706
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	795	773
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	16,600	16,334
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	16,625	16,403
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	23,925	24,445
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	16,425	17,022
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	15,441	15,840
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	16,425	16,936
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	16,400	16,918
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	16,061	16,718
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	16,400	16,961
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	14,446	14,906
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	17,750	17,969
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	15,354	16,125
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	18,375	19,193
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	17,403	18,258

[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	5,535	5,638
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	19,100	19,807
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	3,925	3,984
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	10,850	11,110
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	23,786	24,824
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	5,700	5,778
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	1,475	1,464
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	3,025	2,957
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	7,205	7,449
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	3,900	3,994
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	13,700	14,176
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates_K005	3.484%	4/25/19	12,507	13,088
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates_K006-A1	3.398%	7/25/19	9,226	9,748
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates_K007-A1	3.342%	12/25/19	6,905	7,198
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates_K009-A1	2.757%	5/25/20	12,015	12,396
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates_K708-A1	1.670%	10/25/18	3,746	3,783
[4,5]	FHLMC Multifamily Structured Pass Through
	Certificates_K711-A1	1.321%	12/25/18	13,562	13,581
[4,5]	FHLMC Multifamily Structures Pass Through
	Certificates_FHMS-K715	2.856%	1/25/21	6,150	6,287
5	Fifth Third Auto 2014-1	0.680%	4/16/18	3,400	3,389
5	Fifth Third Auto 2014-1	1.140%	10/15/20	2,275	2,265
5	Fifth Third Auto 2014-2	0.890%	11/15/18	2,250	2,245
5	Fifth Third Auto 2014-2	1.380%	12/15/20	1,425	1,419
5	Ford Credit Auto Lease Trust 2013-B	0.760%	9/15/16	1,200	1,200
5	Ford Credit Auto Lease Trust 2013-B	0.960%	10/15/16	850	851
5	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	2,225	2,224
5	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	850	850
5	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	1,575	1,583
5	Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	2,950	2,954
5	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	464	465
5	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	6,825	6,858
5	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	411	411
5	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	4,174	4,178
5	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	3,000	3,002
5	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	1,500	1,489
5	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	3,539	3,548
5	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	1,180	1,183
5	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	3,400	3,397
5	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	550	544
5	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	3,150	3,154
5	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	600	603

5 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	4,900	4,892
5 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	850	848
5 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	4,675	4,709
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	5,400	5,402
5 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	11,200	11,143
5 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	6,545	6,373
5 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	9,275	9,471
5 GE Commercial Mortgage Corp. Series 2005-
C4 Trust	5.490%	11/10/45	7,048	7,359
5 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	21,324	22,305
5 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	6,675	7,113
5 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	5,925	6,384
5 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	1,095	1,098
5 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	1,650	1,683
5 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	13,665	14,244
5 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	4,750	5,007
5 GS Mortgage Securities Trust 2007-GG10	5.991%	8/10/45	1,020	1,117
5 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,372
5 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,500	12,861
5 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	7,475	7,645
5 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,530	5,380
5 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	4,077	3,997
5 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,511
5 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,182	4,141
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,765
5 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,055	2,122
5 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,470	1,542
5 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,881
5 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,600	2,685
5 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,100	1,153
5 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,633
5 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	2,841	2,833
5 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	5,950	6,245
5 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,089
5 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	2,225	2,280
5 GS Mortgage Securities Trust 2014-GC18	3.516%	6/10/47	500	513
5 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	1,950	2,020
5 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,125	6,348
5 GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	1,675	1,736
5 Honda Auto Receivables 2012-1 Owner Trust	0.970%	4/16/18	1,025	1,028
5 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	5,500	5,504
5 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	5,533	5,537
5 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	4,802	4,788
5 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	1,718	1,719
5 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	1,718	1,707
5 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	1,975	1,971
5 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	1,650	1,651
5 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	3,413	3,395

5 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	1,707	1,698
5 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	2,475	2,463
5 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	1,375	1,369
5 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	4,900	4,880
5 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	2,800	2,784
5 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	2,575	2,563
5 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	3,058	3,059
5 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	5,096	5,079
5 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	4,800	4,807
5 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	2,400	2,401
5 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	10,930	10,967
5 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	2,890	2,915
5 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	2,520	2,510
5 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	5,500	5,489
5 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	1,370	1,364
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2004-CIBC10	4.899%	1/12/37	218	218
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.560%	8/12/37	2,000	2,032
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.461%	1/12/43	1,750	1,822
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.738%	7/15/42	940	957
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	2,375	2,424
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	11,676	12,018
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.404%	12/15/44	7,144	7,415
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.446%	12/15/44	4,250	4,490
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.525%	12/15/44	1,390	1,457
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.616%	12/12/44	3,300	3,465
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	7,121	7,643
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CB17	5.429%	12/12/43	1,706	1,818
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	3,574	3,753
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	19,218	20,325
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	3,300	3,544
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	4,525	4,854
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	10,312	11,094
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	28,300	31,085
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.082%	2/12/51	3,350	3,713
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.981%	6/15/49	8,035	8,705
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	13,170	14,369

5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	9,250	9,545
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	6,675	6,538
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	7,490	7,716
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	3,750	3,659
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,314	2,299
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,725
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,600	1,665
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,393
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	3,100	3,300
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,717
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.111%	12/15/46	1,600	1,731
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	2,678	2,619
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	2,250	2,302
5 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	850	877
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,776	1,828
5 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.162%	7/15/45	1,184	1,237
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,680	1,765
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	4,470	4,739
5 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	1,260	1,342
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	903	902
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	4,200	4,327
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	420	437
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	2,940	3,122
5 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	1,680	1,788
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	2,200	2,266
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,650	1,721
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	5,500	5,868
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	1,100	1,173
5 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	1,650	1,774

5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	5,990	6,323
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	1,173	1,247
5 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.969%	2/15/47	1,422	1,529
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	2,225	2,293
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	2,800	2,905
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	2,800	2,937
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	2,225	2,333
5 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	2,225	2,299
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	1,411	1,448
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	1,375	1,412
5 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	850	872
5 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	8,325	8,565
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	4,175	4,336
5 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	2,462	2,557
5 LB Commercial Mortgage Trust 2007-C3	6.101%	7/15/44	660	720
5 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	2,344	2,354
5 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	4,395	4,464
5 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	1,625	1,674
5 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	17,600	17,969
5 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	4,599	4,820
5 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	28,433	29,869
5 LB-UBS Commercial Mortgage Trust 2006-C4	6.029%	6/15/38	9,559	10,179
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	13,351	14,272
5 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,175	1,262
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	2,288	2,462
5 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	3,125	3,356
5 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	5,572	5,986
5 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	10,327	11,151
5 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	13,261	14,728
5 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	22,075	24,705
5 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	550	547
5 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	3,925	3,904
5 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	1,180	1,183
5 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	1,180	1,183
5 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	2,725	2,717
5 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	825	820
5 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	1,915	1,977
5 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	18,708	19,447
5 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	2,320	2,358
5 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	14,050	14,890

5 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	1,825	1,952
5 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	2,865	3,077
5 Merrill Lynch Mortgage Trust 2007-C1	6.028%	6/12/50	24,868	27,375
5 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	16,728	18,391
5 ML-CFC Commercial Mortgage Trust 2006-2	6.066%	6/12/46	20,856	22,161
5 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	3,660	3,918
5 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	2,496	2,696
5 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	14,426	15,397
5 ML-CFC Commercial Mortgage Trust 2007-8	5.693%	8/12/49	36	36
5 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	14,675	16,168
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	3,025	3,043
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C6	2.858%	11/15/45	3,000	2,936
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C10	4.218%	7/15/46	8,000	8,511
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.365%	8/15/46	1,680	1,800
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.565%	8/15/46	840	896
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	2,340	2,410
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	3,915	4,200
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	1,750	1,800
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	3,500	3,666
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.907%	11/15/46	1,750	1,873
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	3,011	2,949
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	599	592
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	3,475	3,442
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	1,800	1,790
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	2,475	2,444
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	1,800	1,792
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	1,489	1,482
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	2,200	2,251
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	4,475	4,660
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	4,475	4,694
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.806%	2/15/47	1,600	1,700
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	850	867
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	1,125	1,153
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	4,200	4,341

5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.484%	6/15/47	1,675	1,729
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	5,000	5,150
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	1,400	1,442
5 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.446%	10/15/47	1,675	1,725
5 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	2,162	2,176
5 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	26,760	27,230
5 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	3,730	3,824
5 Morgan Stanley Capital I Trust 2005-HQ7	5.380%	11/14/42	13,501	13,854
5 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	17,298	17,760
5 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	3,295	3,324
5 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	4,757	4,768
5 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	1,350	1,361
5 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	3,115	3,177
5 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	5,752	6,177
5 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	7,400	7,949
5 Morgan Stanley Capital I Trust 2006-HQ8	5.596%	3/12/44	19,527	20,284
5 Morgan Stanley Capital I Trust 2006-HQ8	5.645%	3/12/44	4,875	5,139
5 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	4,596	4,934
5 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	4,100	4,344
5 Morgan Stanley Capital I Trust 2006-IQ11	5.829%	10/15/42	6,839	7,116
5 Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	700	747
5 Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	4,325	4,522
5 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	10,929	11,752
5 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	1,960	2,103
5 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	6,200	6,486
5 Morgan Stanley Capital I Trust 2006-TOP23	5.984%	8/12/41	2,175	2,348
5 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	963	987
5 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	14,295	15,572
5 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	13,492	14,729
5 Morgan Stanley Capital I Trust 2007-IQ16	6.293%	12/12/49	4,675	5,195
5 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	2,362	2,541
5 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	4,525	4,869
5 Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	5,075	5,577
5 Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	20,815	22,840
5 Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	24,385	27,467
5 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,072
5 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	4,945	4,934
5 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	5,032	5,036
5 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	10,750	10,693
5 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	2,360	2,365
5 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	1,770	1,773
5 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	2,800	2,792
5 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	1,600	1,595
5 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	1,975	1,966
5 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	2,250	2,242
5 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	24,458	25,558
8 Royal Bank of Canada	3.125%	4/14/15	9,325	9,460
5 Royal Bank of Canada	0.625%	12/5/16	9,010	9,017
5 Royal Bank of Canada	1.200%	9/19/18	11,315	11,229
5 Royal Bank of Canada	2.000%	10/1/19	20,000	20,079
5 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	3,088	3,088

5 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	4,629	4,632
5 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	3,000	3,001
5 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	1,750	1,755
5 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	1,250	1,242
5 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	2,600	2,598
5 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	1,375	1,366
5 Santander Drive Auto Receivables Trust
2014-3	0.810%	7/16/18	850	848
5 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	2,800	2,796
5 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.573%	8/15/39	3,285	3,399
5 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	10,815	10,860
5 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	1,150	1,151
5 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	1,625	1,621
5 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	3,825	3,805
5 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	1,250	1,244
5 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	1,400	1,395
5 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	1,125	1,120
5 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	4,636	4,618
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	2,875	2,865
5 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	1,150	1,145
5 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	1,675	1,662
5 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	1,150	1,141
5 Volkswagen Auto Lease Trust	0.800%	4/20/17	1,120	1,112
5 Volkswagen Auto Lease Trust	0.990%	7/20/18	1,120	1,115
5 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	12,366	12,431
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	1,750	1,740
5 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	875	858
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	3,325	3,314
5 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	2,775	2,763
5 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	3,002	3,001
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	11,419	11,530
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	1,700	1,721
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	13,010	13,266
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	1,480	1,519
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	3,325	3,403

5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	6,088	6,244
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	16,970	17,484
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	1,340	1,389
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.449%	12/15/44	22,021	22,785
5 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.499%	12/15/44	790	827
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.896%	5/15/43	13,577	14,304
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.170%	6/15/45	1,300	1,394
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	9,136	9,665
5 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	2,225	2,394
5 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	3,675	3,623
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,675	1,707
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	1,125	1,157
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	3,925	4,047
5 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	550	566
5 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	3,000	2,930
5 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	7,615
5 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,077
5 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,609
5 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,077
5 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	6,125	6,003
5 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	4,148	4,086
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,733	1,721
5 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	820	826
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	3,436	3,357
5 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	673	665
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	6,000	6,007
5 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	3,000	3,002
5 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	1,120	1,166
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	4,470	4,746
5 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	1,120	1,192
5 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	2,100	2,185

5 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,250	1,324
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,250	1,354
5 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,100	2,278
5 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	1,150	1,179
5 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	1,150	1,190
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	1,450	1,526
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	1,150	1,212
5 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	1,150	1,235
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	1,150	1,189
5 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	2,300	2,390
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	5,010	5,335
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	575	611
5 WFRBS Commercial Mortgage Trust 2013-
C18	4.829%	12/15/46	862	920
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	2,900	2,981
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,750	1,810
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	2,350	2,480
5 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.787%	3/15/46	575	620
5 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	1,150	1,145
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	950	986
5 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	1,250	1,295
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	2,825	2,987
5 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	950	1,006
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	1,100	1,133
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	1,100	1,141
5 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,675	1,754
5 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,675	1,747
5 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	4,000	4,085
5 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	8,200	8,398
5 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,675	1,716

5 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	1,293	1,332
5 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,675	1,725
5 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	1,125	1,159
5 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	2,040	2,030
5 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	1,120	1,147
5 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	2,800	2,890
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	6,720	7,028
5 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	2,800	2,962
5 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	3,367	3,351
5 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	1,975	1,983
5 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	825	828
5 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	2,775	2,766
5 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	2,775	2,759
5 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	2,860	2,869
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	2,800	2,802
5 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	850	849
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,621,975)				3,764,286
Corporate Bonds (25.1%)
Finance (8.4%)
Banking (5.6%)
Abbey National Treasury Services plc	4.000%	4/27/16	9,150	9,576
Abbey National Treasury Services plc	1.375%	3/13/17	9,000	8,994
Abbey National Treasury Services plc	3.050%	8/23/18	8,275	8,574
Abbey National Treasury Services plc	2.350%	9/10/19	8,825	8,733
Abbey National Treasury Services plc	4.000%	3/13/24	11,350	11,516
American Express Bank FSB	6.000%	9/13/17	3,151	3,549
American Express Centurion Bank	5.950%	6/12/17	2,700	3,022
American Express Centurion Bank	6.000%	9/13/17	13,425	15,116
American Express Co.	5.500%	9/12/16	3,125	3,392
American Express Co.	6.150%	8/28/17	6,279	7,068
American Express Co.	7.000%	3/19/18	59,262	69,004
American Express Co.	2.650%	12/2/22	2,231	2,157
American Express Co.	4.050%	12/3/42	1,031	976
5 American Express Co.	6.800%	9/1/66	5,446	5,814
American Express Credit Corp.	2.750%	9/15/15	1,200	1,225
American Express Credit Corp.	2.800%	9/19/16	36,860	38,103
American Express Credit Corp.	2.375%	3/24/17	2,690	2,754
American Express Credit Corp.	1.125%	6/5/17	22,600	22,440
American Express Credit Corp.	2.125%	7/27/18	875	881
American Express Credit Corp.	2.125%	3/18/19	5,415	5,390
Associates Corp. of North America	6.950%	11/1/18	1,376	1,615
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	8,350	8,386
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	6,885	6,869
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	5,675	5,659
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	4,590	4,633
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	16,300	16,180

Bancolombia SA	5.950%	6/3/21	6,025	6,594
Bank of America Corp.	1.500%	10/9/15	9,625	9,693
Bank of America Corp.	5.250%	12/1/15	4,075	4,263
Bank of America Corp.	1.250%	1/11/16	10,425	10,467
Bank of America Corp.	3.625%	3/17/16	11,200	11,604
Bank of America Corp.	6.050%	5/16/16	4,850	5,207
Bank of America Corp.	3.750%	7/12/16	10,475	10,934
Bank of America Corp.	6.500%	8/1/16	27,865	30,405
Bank of America Corp.	5.750%	8/15/16	12,495	13,464
Bank of America Corp.	5.625%	10/14/16	6,370	6,915
Bank of America Corp.	1.350%	11/21/16	5,200	5,208
Bank of America Corp.	5.420%	3/15/17	14,300	15,473
Bank of America Corp.	3.875%	3/22/17	13,050	13,742
Bank of America Corp.	5.700%	5/2/17	5,600	6,128
Bank of America Corp.	1.700%	8/25/17	7,200	7,175
Bank of America Corp.	6.400%	8/28/17	14,646	16,483
Bank of America Corp.	6.000%	9/1/17	2,560	2,856
Bank of America Corp.	5.750%	12/1/17	17,185	19,108
Bank of America Corp.	2.000%	1/11/18	30,780	30,601
Bank of America Corp.	6.875%	4/25/18	60,759	70,244
Bank of America Corp.	5.650%	5/1/18	59,815	66,539
Bank of America Corp.	6.500%	7/15/18	2,225	2,546
Bank of America Corp.	6.875%	11/15/18	600	701
Bank of America Corp.	2.600%	1/15/19	37,750	37,651
Bank of America Corp.	2.650%	4/1/19	7,898	7,870
Bank of America Corp.	7.625%	6/1/19	32,795	39,623
Bank of America Corp.	5.625%	7/1/20	56,745	64,086
Bank of America Corp.	5.875%	1/5/21	3,440	3,946
Bank of America Corp.	5.000%	5/13/21	11,040	12,178
Bank of America Corp.	5.700%	1/24/22	19,418	22,091
Bank of America Corp.	3.300%	1/11/23	26,535	25,794
Bank of America Corp.	4.100%	7/24/23	7,783	7,936
Bank of America Corp.	4.125%	1/22/24	29,000	29,494
Bank of America Corp.	4.000%	4/1/24	16,043	16,202
Bank of America Corp.	4.200%	8/26/24	25,075	24,826
Bank of America Corp.	6.110%	1/29/37	5,525	6,316
Bank of America Corp.	7.750%	5/14/38	25,653	35,570
Bank of America Corp.	5.875%	2/7/42	19,794	23,440
Bank of America Corp.	5.000%	1/21/44	27,095	28,361
Bank of America Corp.	4.875%	4/1/44	7,025	7,272
Bank of America NA	1.125%	11/14/16	9,450	9,453
Bank of America NA	5.300%	3/15/17	17,385	18,831
Bank of America NA	6.100%	6/15/17	15,575	17,343
Bank of America NA	6.000%	10/15/36	8,325	10,053
Bank of Montreal	0.800%	11/6/15	7,825	7,843
Bank of Montreal	1.300%	7/15/16	8,965	9,048
Bank of Montreal	2.500%	1/11/17	18,460	19,062
Bank of Montreal	1.300%	7/14/17	5,100	5,099
Bank of Montreal	1.400%	9/11/17	1,725	1,723
Bank of Montreal	1.450%	4/9/18	350	346
Bank of Montreal	2.375%	1/25/19	6,575	6,650
Bank of Montreal	2.550%	11/6/22	21,975	21,186
Bank of New York Mellon Corp.	2.300%	7/28/16	4,748	4,878
Bank of New York Mellon Corp.	2.400%	1/17/17	19,960	20,511
Bank of New York Mellon Corp.	1.969%	6/20/17	6,900	7,005
Bank of New York Mellon Corp.	1.300%	1/25/18	3,250	3,205
Bank of New York Mellon Corp.	2.100%	1/15/19	30,076	29,972
Bank of New York Mellon Corp.	2.200%	3/4/19	6,643	6,653

Bank of New York Mellon Corp.	5.450%	5/15/19	5,245	5,966
Bank of New York Mellon Corp.	2.300%	9/11/19	15,000	14,892
Bank of New York Mellon Corp.	4.600%	1/15/20	6,475	7,129
Bank of New York Mellon Corp.	3.550%	9/23/21	4,370	4,541
Bank of New York Mellon Corp.	3.650%	2/4/24	1,300	1,330
Bank of New York Mellon Corp.	3.250%	9/11/24	13,650	13,417
Bank of Nova Scotia	2.050%	10/7/15	1,200	1,219
Bank of Nova Scotia	0.750%	10/9/15	13,150	13,193
Bank of Nova Scotia	2.900%	3/29/16	350	362
Bank of Nova Scotia	1.375%	7/15/16	34,990	35,298
Bank of Nova Scotia	1.100%	12/13/16	12,000	12,019
Bank of Nova Scotia	2.550%	1/12/17	12,010	12,380
Bank of Nova Scotia	1.300%	7/21/17	5,975	5,950
Bank of Nova Scotia	1.375%	12/18/17	9,925	9,854
Bank of Nova Scotia	2.050%	10/30/18	16,825	16,827
Bank of Nova Scotia	2.050%	6/5/19	7,690	7,603
Bank of Nova Scotia	2.125%	9/11/19	10,500	10,462
Bank of Nova Scotia	4.375%	1/13/21	1,400	1,535
Bank of Nova Scotia	2.800%	7/21/21	16,325	16,185
Bank One Capital III	8.750%	9/1/30	1,675	2,339
Bank One Corp.	7.625%	10/15/26	2,055	2,702
Bank One Corp.	8.000%	4/29/27	2,500	3,396
Barclays Bank plc	5.000%	9/22/16	12,750	13,707
Barclays Bank plc	2.500%	2/20/19	12,000	12,046
Barclays Bank plc	6.750%	5/22/19	12,400	14,737
Barclays Bank plc	5.125%	1/8/20	21,725	24,196
Barclays Bank plc	5.140%	10/14/20	1,530	1,655
Barclays Bank plc	3.750%	5/15/24	5,300	5,268
BB&T Corp.	5.200%	12/23/15	6,195	6,517
BB&T Corp.	3.200%	3/15/16	4,018	4,151
BB&T Corp.	3.950%	4/29/16	750	788
BB&T Corp.	2.150%	3/22/17	6,395	6,512
BB&T Corp.	4.900%	6/30/17	1,225	1,333
BB&T Corp.	1.600%	8/15/17	4,390	4,410
BB&T Corp.	1.450%	1/12/18	4,650	4,601
BB&T Corp.	2.050%	6/19/18	11,805	11,849
BB&T Corp.	2.250%	2/1/19	3,125	3,129
BB&T Corp.	6.850%	4/30/19	3,754	4,476
BB&T Corp.	5.250%	11/1/19	10,240	11,494
BBVA US Senior SAU	4.664%	10/9/15	19,400	20,120
Bear Stearns Cos. LLC	5.300%	10/30/15	6,590	6,912
Bear Stearns Cos. LLC	5.550%	1/22/17	21,150	23,064
Bear Stearns Cos. LLC	6.400%	10/2/17	19,620	22,209
Bear Stearns Cos. LLC	7.250%	2/1/18	25,415	29,569
Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,800
BNP Paribas SA	3.600%	2/23/16	12,275	12,723
BNP Paribas SA	1.250%	12/12/16	14,250	14,285
BNP Paribas SA	2.375%	9/14/17	29,271	29,816
BNP Paribas SA	2.700%	8/20/18	4,275	4,358
BNP Paribas SA	2.400%	12/12/18	12,180	12,220
BNP Paribas SA	2.450%	3/17/19	3,485	3,502
BNP Paribas SA	5.000%	1/15/21	34,615	38,542
BNP Paribas SA	3.250%	3/3/23	2,910	2,869
BPCE SA	1.625%	2/10/17	8,500	8,583
BPCE SA	2.500%	12/10/18	8,475	8,513
BPCE SA	2.500%	7/15/19	9,100	9,049
BPCE SA	4.000%	4/15/24	15,125	15,239
Branch Banking & Trust Co.	5.625%	9/15/16	5,825	6,306

	Branch Banking & Trust Co.	1.450%	10/3/16	1,273	1,283
	Branch Banking & Trust Co.	1.050%	12/1/16	10,300	10,301
	Branch Banking & Trust Co.	1.350%	10/1/17	3,925	3,898
	Branch Banking & Trust Co.	2.300%	10/15/18	8,200	8,303
	Branch Banking & Trust Co.	3.800%	10/30/26	6,300	6,267
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	5,100	5,119
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	10,756	10,977
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	5,600	5,659
	Capital One Bank USA NA	1.150%	11/21/16	3,150	3,147
	Capital One Bank USA NA	1.300%	6/5/17	6,650	6,603
	Capital One Bank USA NA	2.150%	11/21/18	4,700	4,675
	Capital One Bank USA NA	2.250%	2/13/19	10,200	10,110
	Capital One Bank USA NA	2.300%	6/5/19	10,500	10,383
	Capital One Bank USA NA	8.800%	7/15/19	5,975	7,608
	Capital One Bank USA NA	2.400%	9/5/19	4,775	4,728
	Capital One Bank USA NA	3.375%	2/15/23	19,455	19,052
	Capital One Financial Corp.	3.150%	7/15/16	15,800	16,360
	Capital One Financial Corp.	6.150%	9/1/16	8,034	8,779
	Capital One Financial Corp.	6.750%	9/15/17	10,250	11,700
	Capital One Financial Corp.	2.450%	4/24/19	3,300	3,287
	Capital One Financial Corp.	4.750%	7/15/21	8,955	9,758
	Capital One Financial Corp.	3.500%	6/15/23	3,832	3,797
	Capital One Financial Corp.	3.750%	4/24/24	5,220	5,243
	Capital One NA	1.500%	9/5/17	4,075	4,055
[5,8]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,850
	Citigroup Inc.	4.587%	12/15/15	1,325	1,383
	Citigroup Inc.	5.300%	1/7/16	7,120	7,509
	Citigroup Inc.	1.250%	1/15/16	550	553
	Citigroup Inc.	1.300%	4/1/16	7,500	7,525
	Citigroup Inc.	3.953%	6/15/16	11,020	11,575
	Citigroup Inc.	1.700%	7/25/16	10,475	10,580
	Citigroup Inc.	5.850%	8/2/16	550	596
	Citigroup Inc.	1.300%	11/15/16	4,575	4,578
	Citigroup Inc.	4.450%	1/10/17	22,895	24,394
	Citigroup Inc.	5.500%	2/15/17	9,545	10,386
	Citigroup Inc.	1.350%	3/10/17	5,400	5,383
	Citigroup Inc.	1.550%	8/14/17	7,625	7,569
	Citigroup Inc.	6.000%	8/15/17	22,878	25,623
	Citigroup Inc.	6.125%	11/21/17	24,080	27,165
	Citigroup Inc.	1.750%	5/1/18	18,315	18,061
	Citigroup Inc.	6.125%	5/15/18	22,700	25,717
	Citigroup Inc.	2.500%	9/26/18	29,468	29,663
	Citigroup Inc.	2.550%	4/8/19	16,865	16,847
	Citigroup Inc.	8.500%	5/22/19	30,127	37,655
	Citigroup Inc.	2.500%	7/29/19	2,875	2,849
	Citigroup Inc.	5.375%	8/9/20	25,308	28,619
	Citigroup Inc.	4.500%	1/14/22	25,819	27,646
	Citigroup Inc.	4.050%	7/30/22	5,250	5,329
	Citigroup Inc.	3.375%	3/1/23	13,250	13,050
	Citigroup Inc.	3.500%	5/15/23	5,148	4,938
	Citigroup Inc.	3.875%	10/25/23	4,121	4,187
	Citigroup Inc.	4.000%	8/5/24	20,475	20,059
	Citigroup Inc.	5.500%	9/13/25	19,449	21,160
	Citigroup Inc.	6.625%	6/15/32	4,015	4,831
	Citigroup Inc.	5.875%	2/22/33	17,845	19,996
	Citigroup Inc.	6.000%	10/31/33	7,370	8,353
	Citigroup Inc.	5.850%	12/11/34	3,069	3,568
	Citigroup Inc.	6.125%	8/25/36	14,945	17,114

Citigroup Inc.	6.875%	3/5/38	10,070	13,222
Citigroup Inc.	8.125%	7/15/39	16,245	23,948
Citigroup Inc.	5.875%	1/30/42	12,355	14,781
Citigroup Inc.	6.675%	9/13/43	10,000	12,274
Citigroup Inc.	5.300%	5/6/44	13,725	14,175
Comerica Bank	5.750%	11/21/16	10,775	11,815
Comerica Bank	5.200%	8/22/17	4,600	5,041
Comerica Inc.	2.125%	5/23/19	1,000	991
Commonwealth Bank of Australia	1.950%	3/16/15	12,625	12,716
Commonwealth Bank of Australia	1.400%	9/8/17	10,775	10,731
Commonwealth Bank of Australia	1.900%	9/18/17	4,200	4,236
Commonwealth Bank of Australia	2.500%	9/20/18	2,425	2,473
Commonwealth Bank of Australia	2.250%	3/13/19	2,875	2,882
Commonwealth Bank of Australia	2.300%	9/6/19	5,000	4,962
Compass Bank	1.850%	9/29/17	2,925	2,931
Compass Bank	6.400%	10/1/17	1,875	2,061
Compass Bank	2.750%	9/29/19	2,850	2,845
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	5,300	5,388
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	28,740	30,161
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	12,550	12,499
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	18,080	18,208
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	20,975	22,931
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	28,845	30,256
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	21,142	21,311
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	7,765	8,053
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	8,145	9,172
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	5,275	5,986
5 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	8.400%	11/29/49	125	138
Countrywide Financial Corp.	6.250%	5/15/16	1,900	2,047
Credit Suisse	1.375%	5/26/17	14,975	14,898
Credit Suisse	6.000%	2/15/18	23,500	26,272
Credit Suisse	2.300%	5/28/19	26,225	26,013
Credit Suisse	5.300%	8/13/19	12,675	14,318
Credit Suisse	5.400%	1/14/20	4,636	5,169
Credit Suisse	4.375%	8/5/20	14,492	15,693
Credit Suisse	3.625%	9/9/24	8,750	8,621
Credit Suisse USA Inc.	5.375%	3/2/16	175	186
Credit Suisse USA Inc.	7.125%	7/15/32	9,079	12,390
Deutsche Bank AG	3.250%	1/11/16	20,625	21,208
Deutsche Bank AG	1.400%	2/13/17	1,625	1,623
Deutsche Bank AG	1.350%	5/30/17	25,450	25,276
Deutsche Bank AG	6.000%	9/1/17	17,431	19,522
Deutsche Bank AG	2.500%	2/13/19	15,500	15,598
Deutsche Bank AG	3.700%	5/30/24	17,795	17,660
5 Deutsche Bank AG	4.296%	5/24/28	14,725	14,077
Discover Bank	2.000%	2/21/18	10,100	10,052
Discover Bank	3.200%	8/9/21	4,440	4,367

Discover Bank	4.200%	8/8/23	12,275	12,711
Discover Bank	4.250%	3/13/26	2,150	2,202
Discover Financial Services	6.450%	6/12/17	1,825	2,044
Discover Financial Services	5.200%	4/27/22	1,317	1,443
Discover Financial Services	3.850%	11/21/22	9,195	9,243
Fifth Third Bancorp	3.625%	1/25/16	16,750	17,337
Fifth Third Bancorp	5.450%	1/15/17	10,405	11,318
Fifth Third Bancorp	4.500%	6/1/18	1,535	1,655
Fifth Third Bancorp	2.300%	3/1/19	4,195	4,184
Fifth Third Bancorp	3.500%	3/15/22	1,825	1,859
Fifth Third Bancorp	4.300%	1/16/24	8,000	8,263
Fifth Third Bancorp	8.250%	3/1/38	6,150	9,030
Fifth Third Bank	1.150%	11/18/16	2,975	2,978
Fifth Third Bank	1.350%	6/1/17	3,700	3,689
Fifth Third Bank	2.375%	4/25/19	7,500	7,513
Fifth Third Bank	2.875%	10/1/21	6,250	6,154
First Horizon National Corp.	5.375%	12/15/15	13,850	14,510
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,917
FirstMerit Corp.	4.350%	2/4/23	2,250	2,332
Goldman Sachs Capital I	6.345%	2/15/34	10,375	11,794
Goldman Sachs Group Inc.	1.600%	11/23/15	6,625	6,678
Goldman Sachs Group Inc.	5.350%	1/15/16	23,620	24,965
Goldman Sachs Group Inc.	3.625%	2/7/16	25,010	25,841
Goldman Sachs Group Inc.	5.750%	10/1/16	4,650	5,047
Goldman Sachs Group Inc.	5.625%	1/15/17	19,935	21,645
Goldman Sachs Group Inc.	6.250%	9/1/17	20,945	23,517
Goldman Sachs Group Inc.	5.950%	1/18/18	31,738	35,534
Goldman Sachs Group Inc.	2.375%	1/22/18	20,300	20,500
Goldman Sachs Group Inc.	6.150%	4/1/18	32,943	37,149
Goldman Sachs Group Inc.	2.900%	7/19/18	15,475	15,853
Goldman Sachs Group Inc.	2.625%	1/31/19	9,600	9,576
Goldman Sachs Group Inc.	7.500%	2/15/19	23,090	27,557
Goldman Sachs Group Inc.	5.375%	3/15/20	38,680	43,071
Goldman Sachs Group Inc.	6.000%	6/15/20	29,992	34,427
Goldman Sachs Group Inc.	5.250%	7/27/21	8,370	9,276
Goldman Sachs Group Inc.	5.750%	1/24/22	51,019	57,995
Goldman Sachs Group Inc.	3.625%	1/22/23	25,500	25,320
Goldman Sachs Group Inc.	4.000%	3/3/24	25,886	26,018
Goldman Sachs Group Inc.	3.850%	7/8/24	6,000	5,988
Goldman Sachs Group Inc.	5.950%	1/15/27	16,981	19,363
Goldman Sachs Group Inc.	6.125%	2/15/33	17,929	21,457
Goldman Sachs Group Inc.	6.450%	5/1/36	17,252	20,092
Goldman Sachs Group Inc.	6.750%	10/1/37	30,731	36,594
Goldman Sachs Group Inc.	6.250%	2/1/41	20,357	24,484
Goldman Sachs Group Inc.	4.800%	7/8/44	12,495	12,545
HSBC Bank USA NA	6.000%	8/9/17	775	865
HSBC Bank USA NA	4.875%	8/24/20	15,615	17,269
HSBC Bank USA NA	5.875%	11/1/34	3,850	4,657
HSBC Bank USA NA	5.625%	8/15/35	1,645	1,930
HSBC Holdings plc	5.100%	4/5/21	39,940	45,105
HSBC Holdings plc	4.875%	1/14/22	100	110
HSBC Holdings plc	4.000%	3/30/22	13,781	14,506
HSBC Holdings plc	4.250%	3/14/24	13,600	13,796
HSBC Holdings plc	7.625%	5/17/32	925	1,246
HSBC Holdings plc	7.350%	11/27/32	2,040	2,648
HSBC Holdings plc	6.500%	5/2/36	26,720	32,789
HSBC Holdings plc	6.500%	9/15/37	18,350	22,490
HSBC Holdings plc	6.800%	6/1/38	16,510	20,961

HSBC Holdings plc	6.100%	1/14/42	970	1,225
HSBC Holdings plc	5.250%	3/14/44	10,000	10,529
HSBC USA Inc.	1.300%	6/23/17	5,300	5,292
HSBC USA Inc.	1.625%	1/16/18	14,600	14,535
HSBC USA Inc.	2.250%	6/23/19	4,800	4,778
HSBC USA Inc.	5.000%	9/27/20	6,000	6,558
HSBC USA Inc.	3.500%	6/23/24	5,400	5,398
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	5,032
Huntington National Bank	1.350%	8/2/16	1,125	1,131
Huntington National Bank	1.300%	11/20/16	5,025	5,033
Huntington National Bank	1.375%	4/24/17	1,000	998
Intesa Sanpaolo SPA	3.125%	1/15/16	15,450	15,780
Intesa Sanpaolo SPA	2.375%	1/13/17	9,025	9,129
Intesa Sanpaolo SPA	3.875%	1/16/18	10,350	10,721
Intesa Sanpaolo SPA	3.875%	1/15/19	9,500	9,845
Intesa Sanpaolo SPA	5.250%	1/12/24	23,051	24,666
JPMorgan Chase & Co.	3.400%	6/24/15	31,975	32,643
JPMorgan Chase & Co.	5.150%	10/1/15	6,065	6,325
JPMorgan Chase & Co.	1.100%	10/15/15	17,975	18,046
JPMorgan Chase & Co.	2.600%	1/15/16	12,100	12,372
JPMorgan Chase & Co.	3.450%	3/1/16	13,900	14,394
JPMorgan Chase & Co.	3.150%	7/5/16	37,050	38,335
JPMorgan Chase & Co.	6.125%	6/27/17	5,760	6,422
JPMorgan Chase & Co.	2.000%	8/15/17	24,750	24,954
JPMorgan Chase & Co.	6.000%	1/15/18	20,135	22,671
JPMorgan Chase & Co.	1.800%	1/25/18	21,241	21,163
JPMorgan Chase & Co.	1.625%	5/15/18	36,325	35,771
JPMorgan Chase & Co.	2.350%	1/28/19	10,000	9,973
JPMorgan Chase & Co.	6.300%	4/23/19	23,205	26,898
JPMorgan Chase & Co.	4.400%	7/22/20	4,715	5,081
JPMorgan Chase & Co.	4.250%	10/15/20	14,510	15,492
JPMorgan Chase & Co.	4.625%	5/10/21	674	731
JPMorgan Chase & Co.	4.350%	8/15/21	9,470	10,134
JPMorgan Chase & Co.	4.500%	1/24/22	21,910	23,480
JPMorgan Chase & Co.	3.250%	9/23/22	17,435	17,213
JPMorgan Chase & Co.	3.200%	1/25/23	3,259	3,186
JPMorgan Chase & Co.	3.375%	5/1/23	24,590	23,510
JPMorgan Chase & Co.	3.875%	2/1/24	4,450	4,532
JPMorgan Chase & Co.	3.625%	5/13/24	53,075	52,779
JPMorgan Chase & Co.	3.875%	9/10/24	11,000	10,761
JPMorgan Chase & Co.	6.400%	5/15/38	24,884	31,234
JPMorgan Chase & Co.	5.500%	10/15/40	30,737	34,990
JPMorgan Chase & Co.	5.600%	7/15/41	11,745	13,494
JPMorgan Chase & Co.	5.400%	1/6/42	7,550	8,592
JPMorgan Chase & Co.	5.625%	8/16/43	11,765	13,086
JPMorgan Chase & Co.	4.850%	2/1/44	16,750	17,491
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,704
JPMorgan Chase Bank NA	6.000%	7/5/17	825	921
JPMorgan Chase Bank NA	6.000%	10/1/17	21,015	23,503
KeyBank NA	5.450%	3/3/16	6,405	6,817
KeyBank NA	1.650%	2/1/18	19,365	19,293
KeyBank NA	6.950%	2/1/28	1,200	1,535
KeyCorp	5.100%	3/24/21	9,175	10,225
Lloyds Bank plc	4.875%	1/21/16	3,625	3,807
Lloyds Bank plc	4.200%	3/28/17	700	749
Lloyds Bank plc	2.300%	11/27/18	9,350	9,377
Lloyds Bank plc	2.350%	9/5/19	7,425	7,361
Lloyds Bank plc	6.375%	1/21/21	10,425	12,421

Manufacturers & Traders Trust Co.	1.400%	7/25/17	4,000	4,000
Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,950	6,810
Manufacturers & Traders Trust Co.	2.300%	1/30/19	8,350	8,376
Manufacturers & Traders Trust Co.	2.250%	7/25/19	8,000	7,962
5 Manufacturers & Traders Trust Co.	5.585%	12/28/20	75	78
Morgan Stanley	5.375%	10/15/15	7,106	7,441
Morgan Stanley	3.450%	11/2/15	9,325	9,590
Morgan Stanley	1.750%	2/25/16	5,775	5,836
Morgan Stanley	3.800%	4/29/16	1,475	1,536
Morgan Stanley	5.750%	10/18/16	18,920	20,588
Morgan Stanley	5.450%	1/9/17	15,138	16,446
Morgan Stanley	4.750%	3/22/17	21,893	23,526
Morgan Stanley	5.550%	4/27/17	12,570	13,782
Morgan Stanley	6.250%	8/28/17	6,110	6,871
Morgan Stanley	5.950%	12/28/17	19,875	22,254
Morgan Stanley	6.625%	4/1/18	36,285	41,558
Morgan Stanley	2.125%	4/25/18	30,075	30,126
Morgan Stanley	2.500%	1/24/19	23,622	23,627
Morgan Stanley	7.300%	5/13/19	35,569	42,472
Morgan Stanley	2.375%	7/23/19	16,695	16,418
Morgan Stanley	5.625%	9/23/19	48,450	54,558
Morgan Stanley	5.500%	1/26/20	9,514	10,701
Morgan Stanley	5.500%	7/24/20	1,245	1,402
Morgan Stanley	5.750%	1/25/21	21,100	23,978
Morgan Stanley	5.500%	7/28/21	8,600	9,688
Morgan Stanley	4.875%	11/1/22	21,675	22,828
Morgan Stanley	3.750%	2/25/23	23,125	23,117
Morgan Stanley	4.100%	5/22/23	18,290	18,218
Morgan Stanley	3.875%	4/29/24	9,620	9,598
Morgan Stanley	5.000%	11/24/25	19,885	20,794
Morgan Stanley	6.250%	8/9/26	9,825	11,787
Morgan Stanley	4.350%	9/8/26	10,300	10,126
Morgan Stanley	7.250%	4/1/32	7,527	10,033
Morgan Stanley	6.375%	7/24/42	14,292	17,896
MUFG Americas Holdings Corp.	3.500%	6/18/22	9,410	9,598
MUFG Union Bank NA	5.950%	5/11/16	4,275	4,587
MUFG Union Bank NA	1.500%	9/26/16	3,775	3,809
MUFG Union Bank NA	2.125%	6/16/17	2,475	2,515
MUFG Union Bank NA	2.625%	9/26/18	14,075	14,315
MUFG Union Bank NA	2.250%	5/6/19	3,425	3,402
Murray Street Investment Trust I	4.647%	3/9/17	16,588	17,755
National Australia Bank Ltd.	0.900%	1/20/16	1,075	1,079
National Australia Bank Ltd.	1.300%	7/25/16	10,450	10,526
National Australia Bank Ltd.	2.750%	3/9/17	2,645	2,739
National Australia Bank Ltd.	2.300%	7/25/18	11,200	11,357
National Australia Bank Ltd.	3.000%	1/20/23	5,050	4,950
National Bank of Canada	1.450%	11/7/17	3,250	3,236
National City Bank	5.800%	6/7/17	1,800	1,999
National City Corp.	6.875%	5/15/19	1,115	1,323
Northern Trust Co.	6.500%	8/15/18	1,125	1,303
Northern Trust Corp.	3.450%	11/4/20	903	950
Northern Trust Corp.	3.375%	8/23/21	1,675	1,746
Northern Trust Corp.	3.950%	10/30/25	8,475	8,764
People's United Bank	4.000%	7/15/24	3,850	3,827
People's United Financial Inc.	3.650%	12/6/22	2,450	2,441
PNC Bank NA	0.800%	1/28/16	2,050	2,052
PNC Bank NA	5.250%	1/15/17	325	353
PNC Bank NA	4.875%	9/21/17	10,109	11,045

PNC Bank NA	1.500%	10/18/17	10,295	10,275
PNC Bank NA	6.000%	12/7/17	1,050	1,186
PNC Bank NA	2.250%	7/2/19	5,400	5,365
PNC Bank NA	2.400%	10/18/19	10,295	10,239
PNC Bank NA	2.700%	11/1/22	6,175	5,900
PNC Bank NA	2.950%	1/30/23	3,075	2,985
PNC Bank NA	3.800%	7/25/23	15,075	15,491
PNC Financial Services Group Inc.	2.854%	11/9/22	9,450	9,189
PNC Financial Services Group Inc.	3.900%	4/29/24	18,100	18,094
PNC Funding Corp.	5.250%	11/15/15	9,264	9,721
PNC Funding Corp.	2.700%	9/19/16	2,875	2,962
PNC Funding Corp.	5.625%	2/1/17	950	1,037
PNC Funding Corp.	6.700%	6/10/19	6,354	7,587
PNC Funding Corp.	5.125%	2/8/20	18,500	20,852
PNC Funding Corp.	4.375%	8/11/20	19,175	20,865
PNC Funding Corp.	3.300%	3/8/22	11,875	11,973
Regions Financial Corp.	2.000%	5/15/18	17,350	17,149
Royal Bank of Canada	0.800%	10/30/15	8,945	8,972
Royal Bank of Canada	2.625%	12/15/15	14,092	14,440
Royal Bank of Canada	2.875%	4/19/16	8,802	9,093
Royal Bank of Canada	2.300%	7/20/16	31,270	32,124
Royal Bank of Canada	1.250%	6/16/17	20,450	20,421
Royal Bank of Canada	1.500%	1/16/18	300	299
Royal Bank of Canada	2.200%	7/27/18	19,900	20,180
Royal Bank of Canada	2.200%	9/23/19	22,925	22,994
Royal Bank of Scotland Group plc	1.875%	3/31/17	5,000	5,005
Royal Bank of Scotland Group plc	6.400%	10/21/19	24,230	28,154
Royal Bank of Scotland NV	4.650%	6/4/18	225	234
Royal Bank of Scotland plc	4.375%	3/16/16	5,795	6,072
Royal Bank of Scotland plc	5.625%	8/24/20	13,725	15,502
Royal Bank of Scotland plc	6.125%	1/11/21	15,300	17,792
Santander Bank NA	8.750%	5/30/18	820	990
Santander Holdings USA Inc.	4.625%	4/19/16	10,075	10,608
Santander Holdings USA Inc.	3.450%	8/27/18	8,322	8,681
Societe Generale SA	2.750%	10/12/17	9,325	9,570
Societe Generale SA	2.625%	10/1/18	9,000	9,150
State Street Bank & Trust Co.	5.300%	1/15/16	2,975	3,145
State Street Bank & Trust Co.	5.250%	10/15/18	275	308
State Street Corp.	2.875%	3/7/16	7,325	7,560
State Street Corp.	4.956%	3/15/18	5,986	6,507
State Street Corp.	1.350%	5/15/18	9,075	8,915
State Street Corp.	4.375%	3/7/21	400	439
State Street Corp.	3.100%	5/15/23	7,400	7,179
State Street Corp.	3.700%	11/20/23	8,275	8,538
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	7,980	8,025
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	625	625
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	2,900	2,919
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	4,275	4,275
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	10,650	10,597
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	12,675	12,694
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	3,325	3,374
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	6,825	6,898
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	3,850	3,835
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,025	5,041
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	542
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,650	4,877
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,427
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	8,550	8,603

SunTrust Bank	5.000%	9/1/15	39	41
SunTrust Bank	7.250%	3/15/18	1,000	1,164
SunTrust Bank	2.750%	5/1/23	6,600	6,281
SunTrust Banks Inc.	3.600%	4/15/16	14,400	14,953
SunTrust Banks Inc.	3.500%	1/20/17	10,115	10,593
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,812
SunTrust Banks Inc.	2.500%	5/1/19	4,000	4,016
Svenska Handelsbanken AB	3.125%	7/12/16	250	260
Svenska Handelsbanken AB	2.875%	4/4/17	21,100	21,903
Svenska Handelsbanken AB	1.625%	3/21/18	5,075	5,043
Svenska Handelsbanken AB	2.500%	1/25/19	9,525	9,698
Svenska Handelsbanken AB	2.250%	6/17/19	10,800	10,763
Synchrony Financial	1.875%	8/15/17	1,000	1,001
Synchrony Financial	3.000%	8/15/19	8,450	8,471
Synchrony Financial	3.750%	8/15/21	6,175	6,219
Synchrony Financial	4.250%	8/15/24	11,135	11,113
Toronto-Dominion Bank	2.500%	7/14/16	7,580	7,820
Toronto-Dominion Bank	2.375%	10/19/16	9,450	9,721
Toronto-Dominion Bank	1.125%	5/2/17	550	548
Toronto-Dominion Bank	1.400%	4/30/18	27,502	27,117
Toronto-Dominion Bank	2.625%	9/10/18	17,325	17,742
Toronto-Dominion Bank	2.125%	7/2/19	3,000	2,984
UBS AG	7.000%	10/15/15	2,500	2,653
UBS AG	5.875%	7/15/16	7,183	7,779
UBS AG	7.375%	6/15/17	12,974	14,617
UBS AG	1.375%	8/14/17	10,000	9,922
UBS AG	5.875%	12/20/17	30,374	34,187
UBS AG	5.750%	4/25/18	12,142	13,697
UBS AG	2.375%	8/14/19	11,000	10,905
UBS AG	4.875%	8/4/20	23,035	25,637
UBS AG	7.750%	9/1/26	500	649
US Bancorp	3.150%	3/4/15	1,475	1,492
US Bancorp	3.442%	2/1/16	18,300	18,861
US Bancorp	2.200%	11/15/16	9,350	9,609
US Bancorp	1.650%	5/15/17	4,300	4,342
US Bancorp	1.950%	11/15/18	5,525	5,515
US Bancorp	2.200%	4/25/19	13,800	13,785
US Bancorp	4.125%	5/24/21	7,110	7,671
US Bancorp	3.000%	3/15/22	2,100	2,099
US Bancorp	2.950%	7/15/22	15,354	14,931
US Bancorp	3.600%	9/11/24	2,175	2,178
US Bank NA	1.375%	9/11/17	6,775	6,767
Vesey Street Investment Trust I	4.404%	9/1/16	1,225	1,296
Wachovia Bank NA	6.000%	11/15/17	8,775	9,903
Wachovia Bank NA	5.850%	2/1/37	16,347	20,136
Wachovia Bank NA	6.600%	1/15/38	9,235	12,333
Wachovia Corp.	5.625%	10/15/16	13,085	14,245
Wachovia Corp.	5.750%	6/15/17	28,435	31,681
Wachovia Corp.	5.750%	2/1/18	4,325	4,877
Wachovia Corp.	6.605%	10/1/25	3,175	3,872
Wachovia Corp.	5.500%	8/1/35	11,680	13,292
Wachovia Corp.	6.550%	10/15/35	7,625	9,563
Wells Fargo & Co.	3.676%	6/15/16	39,075	40,876
Wells Fargo & Co.	1.250%	7/20/16	6,750	6,791
Wells Fargo & Co.	5.125%	9/15/16	110	118
Wells Fargo & Co.	2.625%	12/15/16	34,800	35,983
Wells Fargo & Co.	2.100%	5/8/17	21,450	21,862
Wells Fargo & Co.	1.150%	6/2/17	5,700	5,665

Wells Fargo & Co.	1.400%	9/8/17	22,000	21,916
Wells Fargo & Co.	5.625%	12/11/17	24,185	27,052
Wells Fargo & Co.	1.500%	1/16/18	1,300	1,289
Wells Fargo & Co.	2.150%	1/15/19	5,500	5,488
Wells Fargo & Co.	2.125%	4/22/19	18,550	18,375
Wells Fargo & Co.	3.000%	1/22/21	8,775	8,835
Wells Fargo & Co.	4.600%	4/1/21	19,449	21,364
Wells Fargo & Co.	3.500%	3/8/22	9,870	10,088
Wells Fargo & Co.	3.450%	2/13/23	12,471	12,271
Wells Fargo & Co.	4.125%	8/15/23	8,300	8,562
Wells Fargo & Co.	4.480%	1/16/24	6,987	7,325
Wells Fargo & Co.	3.300%	9/9/24	18,100	17,732
Wells Fargo & Co.	4.100%	6/3/26	13,100	13,034
Wells Fargo & Co.	5.375%	2/7/35	13,600	15,560
Wells Fargo & Co.	5.606%	1/15/44	20,150	22,812
Wells Fargo Bank NA	5.750%	5/16/16	8,150	8,773
Wells Fargo Bank NA	5.950%	8/26/36	9,635	12,027
5 Wells Fargo Capital X	5.950%	12/1/86	3,757	3,879
Westpac Banking Corp.	1.125%	9/25/15	9,875	9,938
Westpac Banking Corp.	0.950%	1/12/16	6,200	6,226
Westpac Banking Corp.	1.200%	5/19/17	8,200	8,178
Westpac Banking Corp.	2.000%	8/14/17	4,050	4,108
Westpac Banking Corp.	1.600%	1/12/18	10,630	10,567
Westpac Banking Corp.	2.250%	7/30/18	15,025	15,187
Westpac Banking Corp.	2.250%	1/17/19	11,590	11,658
Westpac Banking Corp.	4.875%	11/19/19	15,540	17,301
Zions Bancorporation	4.500%	6/13/23	370	388

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	6,675	6,854
Ameriprise Financial Inc.	5.650%	11/15/15	1,275	1,344
Ameriprise Financial Inc.	7.300%	6/28/19	3,547	4,320
Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,476
Ameriprise Financial Inc.	4.000%	10/15/23	7,875	8,212
Ameriprise Financial Inc.	3.700%	10/15/24	4,000	4,015
5 Ameriprise Financial Inc.	7.518%	6/1/66	2,575	2,807
BlackRock Inc.	6.250%	9/15/17	3,375	3,838
BlackRock Inc.	5.000%	12/10/19	8,098	9,163
BlackRock Inc.	4.250%	5/24/21	6,515	7,103
BlackRock Inc.	3.375%	6/1/22	10,800	11,079
BlackRock Inc.	3.500%	3/18/24	10,000	10,093
Charles Schwab Corp.	4.450%	7/22/20	7,200	7,923
Charles Schwab Corp.	3.225%	9/1/22	4,285	4,321
CME Group Inc.	3.000%	9/15/22	7,445	7,422
CME Group Inc.	5.300%	9/15/43	6,875	7,902
Eaton Vance Corp.	3.625%	6/15/23	3,075	3,077
8 FMR LLC	7.490%	6/15/19	800	965
Franklin Resources Inc.	1.375%	9/15/17	1,600	1,596
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,164
Franklin Resources Inc.	2.800%	9/15/22	8,650	8,466
IntercontinentalExchange Group Inc.	2.500%	10/15/18	1,770	1,795
IntercontinentalExchange Group Inc.	4.000%	10/15/23	5,321	5,545
Invesco Finance plc	3.125%	11/30/22	6,725	6,639
Invesco Finance plc	4.000%	1/30/24	6,278	6,564
Invesco Finance plc	5.375%	11/30/43	10,010	11,427
Jefferies Group LLC	3.875%	11/9/15	1,225	1,260
Jefferies Group LLC	5.125%	4/13/18	6,155	6,705
Jefferies Group LLC	8.500%	7/15/19	8,107	10,016

Jefferies Group LLC	6.875%	4/15/21	12,275	14,391
Jefferies Group LLC	5.125%	1/20/23	1,400	1,488
Jefferies Group LLC	6.450%	6/8/27	2,285	2,574
Jefferies Group LLC	6.250%	1/15/36	7,350	7,747
Lazard Group LLC	6.850%	6/15/17	8,425	9,504
Legg Mason Inc.	2.700%	7/15/19	950	954
Legg Mason Inc.	3.950%	7/15/24	2,250	2,255
Legg Mason Inc.	5.625%	1/15/44	7,200	7,836
Leucadia National Corp.	5.500%	10/18/23	5,000	5,208
Leucadia National Corp.	6.625%	10/23/43	2,725	2,826
NASDAQ OMX Group Inc.	5.550%	1/15/20	9,150	10,008
Nomura Holdings Inc.	2.000%	9/13/16	16,700	16,868
Nomura Holdings Inc.	2.750%	3/19/19	15,100	15,159
Nomura Holdings Inc.	6.700%	3/4/20	8,390	9,989
Raymond James Financial Inc.	4.250%	4/15/16	1,975	2,068
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,796

Finance Companies (0.7%)
Air Lease Corp.	4.500%	1/15/16	5,000	5,175
Air Lease Corp.	5.625%	4/1/17	7,000	7,551
Air Lease Corp.	2.125%	1/15/18	1,800	1,786
Air Lease Corp.	3.375%	1/15/19	21,700	21,971
Air Lease Corp.	4.750%	3/1/20	7,700	8,162
Air Lease Corp.	3.875%	4/1/21	3,675	3,712
Ares Capital Corp.	4.875%	11/30/18	9,975	10,535
Block Financial LLC	5.500%	11/1/22	150	162
Fifth Street Finance Corp.	4.875%	3/1/19	9,086	9,443
FS Investment Corp.	4.000%	7/15/19	200	200
GATX Corp.	1.250%	3/4/17	500	496
GATX Corp.	2.500%	7/30/19	1,500	1,498
GATX Corp.	4.750%	6/15/22	4,300	4,625
GATX Corp.	5.200%	3/15/44	1,200	1,276
5 GE Capital Trust I	6.375%	11/15/67	6,550	7,074
General Electric Capital Corp.	2.250%	11/9/15	25,864	26,317
General Electric Capital Corp.	1.000%	12/11/15	8,365	8,409
General Electric Capital Corp.	5.000%	1/8/16	1,225	1,292
General Electric Capital Corp.	2.950%	5/9/16	26,110	27,019
General Electric Capital Corp.	1.500%	7/12/16	10,075	10,201
General Electric Capital Corp.	3.350%	10/17/16	4,284	4,492
General Electric Capital Corp.	2.900%	1/9/17	8,054	8,369
General Electric Capital Corp.	5.400%	2/15/17	16,550	18,121
General Electric Capital Corp.	2.450%	3/15/17	400	412
General Electric Capital Corp.	2.300%	4/27/17	22,662	23,311
General Electric Capital Corp.	1.250%	5/15/17	8,600	8,593
General Electric Capital Corp.	5.625%	9/15/17	23,238	25,970
General Electric Capital Corp.	1.600%	11/20/17	7,730	7,750
General Electric Capital Corp.	1.625%	4/2/18	22,730	22,661
General Electric Capital Corp.	5.625%	5/1/18	29,564	33,339
General Electric Capital Corp.	2.300%	1/14/19	7,640	7,716
General Electric Capital Corp.	6.000%	8/7/19	14,800	17,263
General Electric Capital Corp.	2.100%	12/11/19	2,675	2,665
General Electric Capital Corp.	5.500%	1/8/20	21,539	24,724
General Electric Capital Corp.	5.550%	5/4/20	13,700	15,723
General Electric Capital Corp.	4.375%	9/16/20	3,200	3,492
General Electric Capital Corp.	4.625%	1/7/21	9,780	10,784
General Electric Capital Corp.	5.300%	2/11/21	20,887	23,552
General Electric Capital Corp.	4.650%	10/17/21	28,623	31,649
General Electric Capital Corp.	3.150%	9/7/22	4,325	4,318

General Electric Capital Corp.	3.100%	1/9/23	28,890	28,568
General Electric Capital Corp.	3.450%	5/15/24	2,650	2,660
General Electric Capital Corp.	6.750%	3/15/32	48,089	63,048
General Electric Capital Corp.	6.150%	8/7/37	26,665	32,928
General Electric Capital Corp.	5.875%	1/14/38	47,257	56,767
General Electric Capital Corp.	6.875%	1/10/39	26,765	36,023
5 General Electric Capital Corp.	6.375%	11/15/67	11,230	12,128
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	2,186
HSBC Finance Corp.	5.500%	1/19/16	14,221	15,050
HSBC Finance Corp.	6.676%	1/15/21	49,649	58,305
8 International Lease Finance Corp.	6.750%	9/1/16	33,065	35,256
8 International Lease Finance Corp.	7.125%	9/1/18	9,740	10,933
Prospect Capital Corp.	5.000%	7/15/19	3,900	4,062
Prospect Capital Corp.	5.875%	3/15/23	1,375	1,433

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	2,089	3,068
ACE INA Holdings Inc.	2.600%	11/23/15	6,455	6,599
ACE INA Holdings Inc.	5.700%	2/15/17	2,948	3,256
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,419
ACE INA Holdings Inc.	5.900%	6/15/19	2,545	2,940
ACE INA Holdings Inc.	2.700%	3/13/23	4,568	4,399
ACE INA Holdings Inc.	3.350%	5/15/24	3,500	3,493
ACE INA Holdings Inc.	6.700%	5/15/36	1,040	1,383
ACE INA Holdings Inc.	4.150%	3/13/43	2,583	2,535
AEGON Funding Co. LLC	5.750%	12/15/20	12,100	13,943
Aetna Inc.	1.750%	5/15/17	1,600	1,611
Aetna Inc.	1.500%	11/15/17	7,650	7,619
Aetna Inc.	6.500%	9/15/18	2,875	3,351
Aetna Inc.	4.125%	6/1/21	350	373
Aetna Inc.	2.750%	11/15/22	8,300	7,918
Aetna Inc.	6.625%	6/15/36	9,391	12,176
Aetna Inc.	6.750%	12/15/37	6,055	7,989
Aetna Inc.	4.500%	5/15/42	2,653	2,610
Aetna Inc.	4.125%	11/15/42	1,668	1,593
Aetna Inc.	4.750%	3/15/44	3,225	3,316
Aflac Inc.	2.650%	2/15/17	7,520	7,762
Aflac Inc.	8.500%	5/15/19	950	1,202
Aflac Inc.	4.000%	2/15/22	4,525	4,802
Aflac Inc.	3.625%	6/15/23	6,700	6,765
Aflac Inc.	6.900%	12/17/39	725	969
Aflac Inc.	6.450%	8/15/40	5,033	6,304
AIG Life Holdings Inc.	8.500%	7/1/30	2,200	2,893
Alleghany Corp.	5.625%	9/15/20	1,700	1,898
Alleghany Corp.	4.950%	6/27/22	3,550	3,845
Alleghany Corp.	4.900%	9/15/44	4,750	4,710
Allied World Assurance Co. Ltd.	7.500%	8/1/16	15,253	16,910
Allstate Corp.	3.150%	6/15/23	9,850	9,817
Allstate Corp.	5.350%	6/1/33	1,354	1,563
Allstate Corp.	5.550%	5/9/35	2,606	3,086
Allstate Corp.	5.950%	4/1/36	53	66
Allstate Corp.	4.500%	6/15/43	6,185	6,332
5 Allstate Corp.	5.750%	8/15/53	4,000	4,270
5 Allstate Corp.	6.125%	5/15/67	1,431	1,528
5 Allstate Corp.	6.500%	5/15/67	4,475	4,917
Alterra Finance LLC	6.250%	9/30/20	2,035	2,351
American Financial Group Inc.	9.875%	6/15/19	8,084	10,427
American International Group Inc.	5.050%	10/1/15	3,900	4,070

American International Group Inc.	5.600%	10/18/16	6,300	6,878
American International Group Inc.	5.450%	5/18/17	7,300	8,041
American International Group Inc.	5.850%	1/16/18	16,457	18,510
American International Group Inc.	8.250%	8/15/18	18,925	23,041
American International Group Inc.	2.300%	7/16/19	13,850	13,772
American International Group Inc.	3.375%	8/15/20	6,450	6,638
American International Group Inc.	6.400%	12/15/20	19,664	23,353
American International Group Inc.	4.875%	6/1/22	10,400	11,438
American International Group Inc.	4.125%	2/15/24	7,375	7,654
American International Group Inc.	6.250%	5/1/36	8,285	10,347
American International Group Inc.	6.820%	11/15/37	955	1,276
American International Group Inc.	4.500%	7/16/44	14,325	14,152
5 American International Group Inc.	8.175%	5/15/68	23,333	31,558
5 American International Group Inc.	6.250%	3/15/87	4,660	5,196
Aon Corp.	5.000%	9/30/20	13,410	14,929
Aon Corp.	8.205%	1/1/27	1,669	2,145
Aon Corp.	6.250%	9/30/40	3,550	4,462
Aon plc	3.500%	6/14/24	5,425	5,266
Aon plc	4.450%	5/24/43	1,900	1,846
Aon plc	4.600%	6/14/44	9,975	9,929
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,093
Arch Capital Group US Inc.	5.144%	11/1/43	750	812
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	2,075	2,366
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,225	11,600
Assurant Inc.	4.000%	3/15/23	75	76
Assurant Inc.	6.750%	2/15/34	6,000	7,197
AXA SA	8.600%	12/15/30	15,032	20,218
Axis Specialty Finance LLC	5.875%	6/1/20	9,650	10,985
AXIS Specialty Finance plc	2.650%	4/1/19	1,000	1,004
AXIS Specialty Finance plc	5.150%	4/1/45	1,225	1,288
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	168	172
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	150	150
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	7,950	8,035
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	7,075	6,972
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	3,950	4,441
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	5,900	5,923
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	4,400	4,476
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	850	931
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	23,700	23,693
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	6,915	8,349
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,575	4,608
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	4,150	4,127
Berkshire Hathaway Inc.	0.800%	2/11/16	1,255	1,259
Berkshire Hathaway Inc.	2.200%	8/15/16	16,825	17,306
Berkshire Hathaway Inc.	1.900%	1/31/17	200	204
Berkshire Hathaway Inc.	1.550%	2/9/18	275	274
Berkshire Hathaway Inc.	2.100%	8/14/19	10,000	9,956
Berkshire Hathaway Inc.	3.750%	8/15/21	250	267
Berkshire Hathaway Inc.	3.000%	2/11/23	10,490	10,425
Berkshire Hathaway Inc.	4.500%	2/11/43	2,290	2,321
Brown & Brown Inc.	4.200%	9/15/24	3,200	3,220
Chubb Corp.	5.750%	5/15/18	5,875	6,656
Chubb Corp.	6.000%	5/11/37	5,475	6,900
Chubb Corp.	6.500%	5/15/38	1,905	2,563
5 Chubb Corp.	6.375%	3/29/67	11,075	12,155
Cigna Corp.	2.750%	11/15/16	5,010	5,176
Cigna Corp.	5.125%	6/15/20	6,525	7,295
Cigna Corp.	4.375%	12/15/20	3,600	3,879

Cigna Corp.	4.500%	3/15/21	875	953
Cigna Corp.	4.000%	2/15/22	7,975	8,383
Cigna Corp.	7.875%	5/15/27	1,325	1,736
Cigna Corp.	6.150%	11/15/36	3,143	3,788
Cigna Corp.	5.875%	3/15/41	2,625	3,178
Cigna Corp.	5.375%	2/15/42	8,121	9,008
Cincinnati Financial Corp.	6.920%	5/15/28	3,575	4,401
Cincinnati Financial Corp.	6.125%	11/1/34	2,045	2,405
CNA Financial Corp.	6.500%	8/15/16	3,625	3,982
CNA Financial Corp.	7.350%	11/15/19	8,500	10,262
CNA Financial Corp.	5.875%	8/15/20	3,200	3,659
CNA Financial Corp.	5.750%	8/15/21	1,118	1,280
Coventry Health Care Inc.	5.950%	3/15/17	2,250	2,494
Coventry Health Care Inc.	5.450%	6/15/21	3,675	4,202
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	8,336
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,454
Fidelity National Financial Inc.	5.500%	9/1/22	150	163
First American Financial Corp.	4.300%	2/1/23	2,675	2,704
Genworth Holdings Inc.	8.625%	12/15/16	9,150	10,547
Genworth Holdings Inc.	6.515%	5/22/18	175	199
Genworth Holdings Inc.	7.700%	6/15/20	1,150	1,379
Genworth Holdings Inc.	7.200%	2/15/21	4,615	5,448
Genworth Holdings Inc.	7.625%	9/24/21	4,220	5,122
Genworth Holdings Inc.	4.800%	2/15/24	9,325	9,613
Genworth Holdings Inc.	6.500%	6/15/34	5,675	6,438
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,340
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,400	2,623
Hartford Financial Services Group Inc.	4.000%	10/15/17	925	989
Hartford Financial Services Group Inc.	6.300%	3/15/18	6,770	7,725
Hartford Financial Services Group Inc.	6.000%	1/15/19	3,309	3,761
Hartford Financial Services Group Inc.	5.125%	4/15/22	1,025	1,144
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,340	2,828
Hartford Financial Services Group Inc.	6.100%	10/1/41	2,525	3,155
Hartford Financial Services Group Inc.	4.300%	4/15/43	6,615	6,358
HCC Insurance Holdings Inc.	6.300%	11/15/19	3,250	3,754
Humana Inc.	6.450%	6/1/16	175	190
Humana Inc.	7.200%	6/15/18	6,405	7,550
Humana Inc.	6.300%	8/1/18	200	229
Humana Inc.	2.625%	10/1/19	2,100	2,104
Humana Inc.	3.150%	12/1/22	6,050	5,920
Humana Inc.	3.850%	10/1/24	5,675	5,678
Humana Inc.	8.150%	6/15/38	5,018	7,285
Humana Inc.	4.625%	12/1/42	4,443	4,354
Humana Inc.	4.950%	10/1/44	5,475	5,514
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,975	2,080
Lincoln National Corp.	8.750%	7/1/19	197	251
Lincoln National Corp.	6.250%	2/15/20	1,018	1,193
Lincoln National Corp.	4.200%	3/15/22	2,800	2,964
Lincoln National Corp.	4.000%	9/1/23	5,780	5,953
Lincoln National Corp.	6.150%	4/7/36	7,325	8,998
Lincoln National Corp.	7.000%	6/15/40	1,421	1,891
5 Lincoln National Corp.	7.000%	5/17/66	15,300	15,682
5 Lincoln National Corp.	6.050%	4/20/67	700	714
Loews Corp.	5.250%	3/15/16	3,200	3,407
Loews Corp.	2.625%	5/15/23	7,390	6,974
Loews Corp.	6.000%	2/1/35	643	769
Loews Corp.	4.125%	5/15/43	13,391	12,661
Manulife Financial Corp.	4.900%	9/17/20	14,400	15,835

Markel Corp.	7.125%	9/30/19	6,660	7,950
Markel Corp.	4.900%	7/1/22	700	764
Markel Corp.	3.625%	3/30/23	625	624
Markel Corp.	5.000%	3/30/43	2,825	2,888
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	450	458
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	3,225	3,280
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	6,350	8,191
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,150	1,143
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,720	1,895
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,568	4,788
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,500	5,502
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,600	4,535
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,634	3,093
MetLife Inc.	5.000%	6/15/15	6,556	6,760
MetLife Inc.	6.750%	6/1/16	4,755	5,216
MetLife Inc.	1.756%	12/15/17	6,097	6,135
MetLife Inc.	2.463%	12/15/17	5,340	5,356
MetLife Inc.	6.817%	8/15/18	2,265	2,661
MetLife Inc.	7.717%	2/15/19	4,771	5,831
MetLife Inc.	4.750%	2/8/21	4,740	5,252
MetLife Inc.	3.048%	12/15/22	4,700	4,641
MetLife Inc.	3.600%	4/10/24	15,600	15,770
MetLife Inc.	6.500%	12/15/32	2,725	3,548
MetLife Inc.	6.375%	6/15/34	2,375	3,068
MetLife Inc.	5.700%	6/15/35	775	935
MetLife Inc.	5.875%	2/6/41	11,740	13,803
MetLife Inc.	4.125%	8/13/42	8,970	8,542
MetLife Inc.	4.875%	11/13/43	5,275	5,573
MetLife Inc.	2.463%	12/15/44	8,500	8,580
5 MetLife Inc.	6.400%	12/15/66	19,647	22,005
5 MetLife Inc.	10.750%	8/1/69	935	1,508
Montpelier Re Holdings Ltd.	4.700%	10/15/22	600	622
Munich Re America Corp.	7.450%	12/15/26	2,350	3,072
5 Nationwide Financial Services Inc.	6.750%	5/15/67	500	520
Navigators Group Inc.	5.750%	10/15/23	2,000	2,193
Old Republic International Corp.	4.875%	10/1/24	5,800	5,809
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,700	1,750
PartnerRe Finance B LLC	5.500%	6/1/20	14,234	15,983
Primerica Inc.	4.750%	7/15/22	900	978
Principal Financial Group Inc.	1.850%	11/15/17	1,300	1,301
Principal Financial Group Inc.	8.875%	5/15/19	1,238	1,574
Principal Financial Group Inc.	3.300%	9/15/22	2,525	2,519
Principal Financial Group Inc.	3.125%	5/15/23	3,645	3,559
Principal Financial Group Inc.	6.050%	10/15/36	4,400	5,393
Principal Financial Group Inc.	4.625%	9/15/42	2,955	3,088
Principal Financial Group Inc.	4.350%	5/15/43	968	955
ProAssurance Corp.	5.300%	11/15/23	1,375	1,486
Progressive Corp.	3.750%	8/23/21	9,923	10,488
Progressive Corp.	6.625%	3/1/29	4,600	5,999
Progressive Corp.	6.250%	12/1/32	25	32
Progressive Corp.	4.350%	4/25/44	2,700	2,743
5 Progressive Corp.	6.700%	6/15/67	7,050	7,737
Protective Life Corp.	7.375%	10/15/19	4,855	5,923
Protective Life Corp.	8.450%	10/15/39	5,810	8,705
Prudential Financial Inc.	5.500%	3/15/16	3,773	4,020
Prudential Financial Inc.	6.000%	12/1/17	4,102	4,638
Prudential Financial Inc.	7.375%	6/15/19	1,070	1,305
Prudential Financial Inc.	2.350%	8/15/19	5,500	5,474

Prudential Financial Inc.	5.375%	6/21/20	1,955	2,213
Prudential Financial Inc.	3.500%	5/15/24	7,850	7,803
Prudential Financial Inc.	5.750%	7/15/33	495	576
Prudential Financial Inc.	5.400%	6/13/35	9,035	10,103
Prudential Financial Inc.	5.900%	3/17/36	11,462	13,473
Prudential Financial Inc.	5.700%	12/14/36	11,293	13,001
Prudential Financial Inc.	6.625%	12/1/37	253	320
Prudential Financial Inc.	6.625%	6/21/40	5,325	6,794
Prudential Financial Inc.	5.625%	5/12/41	268	307
5 Prudential Financial Inc.	5.875%	9/15/42	4,700	4,958
5 Prudential Financial Inc.	5.625%	6/15/43	16,450	17,211
Prudential Financial Inc.	5.100%	8/15/43	1,700	1,794
5 Prudential Financial Inc.	5.200%	3/15/44	6,025	6,063
Prudential Financial Inc.	4.600%	5/15/44	21,550	21,397
5 Prudential Financial Inc.	8.875%	6/15/68	725	873
Reinsurance Group of America Inc.	4.700%	9/15/23	5,825	6,218
5 Reinsurance Group of America Inc.	6.750%	12/15/65	7,150	7,338
StanCorp Financial Group Inc.	5.000%	8/15/22	1,275	1,351
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,064	2,598
Torchmark Corp.	6.375%	6/15/16	1,500	1,630
Torchmark Corp.	3.800%	9/15/22	75	77
Transatlantic Holdings Inc.	8.000%	11/30/39	9,588	13,324
Travelers Cos. Inc.	5.500%	12/1/15	1,025	1,083
Travelers Cos. Inc.	6.250%	6/20/16	2,625	2,867
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,318
Travelers Cos. Inc.	5.800%	5/15/18	150	170
Travelers Cos. Inc.	5.900%	6/2/19	11,200	13,003
Travelers Cos. Inc.	3.900%	11/1/20	585	627
Travelers Cos. Inc.	6.750%	6/20/36	10	14
Travelers Cos. Inc.	6.250%	6/15/37	5,768	7,433
Travelers Cos. Inc.	5.350%	11/1/40	2,415	2,817
Travelers Cos. Inc.	4.600%	8/1/43	14,735	15,450
Travelers Property Casualty Corp.	6.375%	3/15/33	710	917
Trinity Acquisition plc	4.625%	8/15/23	3,350	3,489
Trinity Acquisition plc	6.125%	8/15/43	3,650	3,973
UnitedHealth Group Inc.	5.375%	3/15/16	200	214
UnitedHealth Group Inc.	1.875%	11/15/16	900	917
UnitedHealth Group Inc.	6.000%	6/15/17	7,650	8,574
UnitedHealth Group Inc.	6.000%	2/15/18	10,645	12,105
UnitedHealth Group Inc.	1.625%	3/15/19	4,725	4,627
UnitedHealth Group Inc.	3.875%	10/15/20	205	219
UnitedHealth Group Inc.	4.700%	2/15/21	2,550	2,838
UnitedHealth Group Inc.	2.875%	3/15/22	2,900	2,881
UnitedHealth Group Inc.	2.750%	2/15/23	5,220	5,066
UnitedHealth Group Inc.	2.875%	3/15/23	5,000	4,879
UnitedHealth Group Inc.	5.800%	3/15/36	2,593	3,174
UnitedHealth Group Inc.	6.500%	6/15/37	1,425	1,870
UnitedHealth Group Inc.	6.625%	11/15/37	4,025	5,278
UnitedHealth Group Inc.	6.875%	2/15/38	16,883	23,176
UnitedHealth Group Inc.	5.700%	10/15/40	170	206
UnitedHealth Group Inc.	5.950%	2/15/41	2,705	3,388
UnitedHealth Group Inc.	4.625%	11/15/41	4,780	4,969
UnitedHealth Group Inc.	4.375%	3/15/42	270	267
UnitedHealth Group Inc.	3.950%	10/15/42	7,708	7,159
UnitedHealth Group Inc.	4.250%	3/15/43	8,750	8,532
Unum Group	7.125%	9/30/16	3,700	4,131
Unum Group	5.625%	9/15/20	2,200	2,512
Unum Group	4.000%	3/15/24	2,000	2,036

Unum Group	5.750%	8/15/42	1,900	2,190
Validus Holdings Ltd.	8.875%	1/26/40	3,800	5,370
Voya Financial Inc.	2.900%	2/15/18	8,800	9,054
Voya Financial Inc.	5.500%	7/15/22	1,050	1,186
Voya Financial Inc.	5.700%	7/15/43	4,350	4,917
WellPoint Inc.	1.250%	9/10/15	3,100	3,118
WellPoint Inc.	5.875%	6/15/17	425	473
WellPoint Inc.	1.875%	1/15/18	5,650	5,646
WellPoint Inc.	7.000%	2/15/19	860	1,024
WellPoint Inc.	2.250%	8/15/19	1,750	1,723
WellPoint Inc.	4.350%	8/15/20	6,250	6,748
WellPoint Inc.	3.700%	8/15/21	2,125	2,193
WellPoint Inc.	3.125%	5/15/22	3,150	3,112
WellPoint Inc.	3.300%	1/15/23	9,665	9,531
WellPoint Inc.	3.500%	8/15/24	5,000	4,888
WellPoint Inc.	5.950%	12/15/34	7,525	8,958
WellPoint Inc.	5.850%	1/15/36	6,685	7,888
WellPoint Inc.	6.375%	6/15/37	5,689	7,089
WellPoint Inc.	4.625%	5/15/42	11,118	10,815
WellPoint Inc.	4.650%	1/15/43	12,618	12,414
WellPoint Inc.	5.100%	1/15/44	8,000	8,553
Willis Group Holdings plc	5.750%	3/15/21	8,551	9,567
Willis North America Inc.	6.200%	3/28/17	2,495	2,725
WR Berkley Corp.	5.375%	9/15/20	550	614
WR Berkley Corp.	4.625%	3/15/22	500	535
XLIT Ltd.	2.300%	12/15/18	1,050	1,049
XLIT Ltd.	5.750%	10/1/21	5,130	5,936
XLIT Ltd.	6.375%	11/15/24	560	667
XLIT Ltd.	6.250%	5/15/27	2,225	2,643
XLIT Ltd.	5.250%	12/15/43	6,850	7,532

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	825	843
ORIX Corp.	5.000%	1/12/16	4,735	4,963
ORIX Corp.	3.750%	3/9/17	7,850	8,238
XTRA Finance Corp.	5.150%	4/1/17	12,725	13,840

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,450	1,435
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,025	5,297
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	450	448
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,875	2,877
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,200	3,210
8 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	8,725	8,726
8 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	7,850	7,794
8 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	6,425	6,500
Arden Realty LP	5.250%	3/1/15	925	933
AvalonBay Communities Inc.	5.750%	9/15/16	825	901
AvalonBay Communities Inc.	2.850%	3/15/23	3,944	3,776
AvalonBay Communities Inc.	4.200%	12/15/23	1,555	1,626
BioMed Realty LP	3.850%	4/15/16	5,525	5,741
BioMed Realty LP	2.625%	5/1/19	1,500	1,492
Boston Properties LP	3.700%	11/15/18	800	845
Boston Properties LP	5.875%	10/15/19	220	253

Boston Properties LP	5.625%	11/15/20	9,225	10,493
Boston Properties LP	4.125%	5/15/21	3,365	3,577
Boston Properties LP	3.850%	2/1/23	10,843	11,080
Boston Properties LP	3.125%	9/1/23	1,650	1,576
Boston Properties LP	3.800%	2/1/24	7,525	7,552
Brandywine Operating Partnership LP	5.700%	5/1/17	6,830	7,456
Brandywine Operating Partnership LP	4.950%	4/15/18	3,325	3,585
Brandywine Operating Partnership LP	4.100%	10/1/24	2,225	2,203
Brandywine Operating Partnership LP	4.550%	10/1/29	2,000	1,969
Camden Property Trust	2.950%	12/15/22	4,225	4,062
Camden Property Trust	4.250%	1/15/24	2,650	2,748
CBL & Associates LP	5.250%	12/1/23	4,750	5,087
Corporate Office Properties LP	3.700%	6/15/21	1,325	1,318
Corporate Office Properties LP	3.600%	5/15/23	5,815	5,543
CubeSmart LP	4.375%	12/15/23	4,400	4,531
DCT Industrial Operating Partnership LP	4.500%	10/15/23	700	714
DDR Corp.	7.875%	9/1/20	10,000	12,428
DDR Corp.	3.500%	1/15/21	8,550	8,586
DDR Corp.	4.625%	7/15/22	8,425	8,893
DDR Corp.	3.375%	5/15/23	8,225	7,839
Digital Realty Trust LP	5.875%	2/1/20	2,000	2,223
Digital Realty Trust LP	5.250%	3/15/21	9,145	9,900
Duke Realty LP	5.950%	2/15/17	5,400	5,935
Duke Realty LP	8.250%	8/15/19	3,700	4,587
Duke Realty LP	6.750%	3/15/20	1,043	1,229
Duke Realty LP	3.625%	4/15/23	3,948	3,877
EPR Properties	5.750%	8/15/22	1,150	1,260
EPR Properties	5.250%	7/15/23	6,300	6,619
Equity CommonWealth	6.250%	6/15/17	5,075	5,507
Equity CommonWealth	5.875%	9/15/20	3,200	3,457
Equity One Inc.	3.750%	11/15/22	3,000	2,972
ERP Operating LP	5.125%	3/15/16	1,100	1,168
ERP Operating LP	5.375%	8/1/16	5,125	5,524
ERP Operating LP	5.750%	6/15/17	2,475	2,752
ERP Operating LP	4.750%	7/15/20	2,210	2,432
ERP Operating LP	4.625%	12/15/21	15,335	16,643
ERP Operating LP	3.000%	4/15/23	2,378	2,283
ERP Operating LP	4.500%	7/1/44	7,175	7,020
Essex Portfolio LP	5.500%	3/15/17	25	27
Essex Portfolio LP	3.375%	1/15/23	5,375	5,291
Essex Portfolio LP	3.250%	5/1/23	1,025	991
Excel Trust LP	4.625%	5/15/24	2,600	2,634
Federal Realty Investment Trust	3.000%	8/1/22	3,050	2,995
Federal Realty Investment Trust	2.750%	6/1/23	1,485	1,413
HCP Inc.	3.750%	2/1/16	24,725	25,667
HCP Inc.	6.300%	9/15/16	9,415	10,332
HCP Inc.	6.000%	1/30/17	3,220	3,555
HCP Inc.	5.625%	5/1/17	100	110
HCP Inc.	6.700%	1/30/18	1,320	1,515
HCP Inc.	3.750%	2/1/19	9,525	10,016
HCP Inc.	2.625%	2/1/20	775	765
HCP Inc.	5.375%	2/1/21	4,390	4,900
HCP Inc.	3.150%	8/1/22	700	681
HCP Inc.	4.250%	11/15/23	1,702	1,743
HCP Inc.	4.200%	3/1/24	1,700	1,722
HCP Inc.	6.750%	2/1/41	300	387
Health Care REIT Inc.	3.625%	3/15/16	2,150	2,232
Health Care REIT Inc.	6.200%	6/1/16	9,400	10,200

Health Care REIT Inc.	4.700%	9/15/17	4,000	4,341
Health Care REIT Inc.	2.250%	3/15/18	4,653	4,687
Health Care REIT Inc.	4.125%	4/1/19	4,055	4,315
Health Care REIT Inc.	4.950%	1/15/21	8,610	9,438
Health Care REIT Inc.	5.250%	1/15/22	6,675	7,382
Health Care REIT Inc.	3.750%	3/15/23	3,275	3,223
Health Care REIT Inc.	6.500%	3/15/41	3,400	4,228
Health Care REIT Inc.	5.125%	3/15/43	4,050	4,237
Healthcare Realty Trust Inc.	6.500%	1/17/17	3,229	3,578
Healthcare Realty Trust Inc.	5.750%	1/15/21	2,550	2,840
Healthcare Realty Trust Inc.	3.750%	4/15/23	425	412
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,800	2,779
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,462
Highwoods Realty LP	3.200%	6/15/21	5,100	5,017
Hospitality Properties Trust	6.700%	1/15/18	10,375	11,599
Hospitality Properties Trust	5.000%	8/15/22	100	105
Hospitality Properties Trust	4.500%	6/15/23	750	761
Hospitality Properties Trust	4.650%	3/15/24	1,175	1,187
Hospitality Properties Trust	4.500%	3/15/25	3,300	3,261
Kilroy Realty LP	5.000%	11/3/15	3,950	4,124
Kilroy Realty LP	4.800%	7/15/18	10,725	11,583
Kilroy Realty LP	3.800%	1/15/23	3,025	3,020
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,175
Kimco Realty Corp.	5.700%	5/1/17	5,625	6,211
Kimco Realty Corp.	4.300%	2/1/18	1,630	1,750
Kimco Realty Corp.	6.875%	10/1/19	3,150	3,748
Kimco Realty Corp.	3.200%	5/1/21	5,500	5,482
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,164
Lexington Realty Trust	4.400%	6/15/24	2,775	2,785
Liberty Property LP	5.500%	12/15/16	1,875	2,033
Liberty Property LP	6.625%	10/1/17	2,750	3,109
Liberty Property LP	4.750%	10/1/20	524	567
Liberty Property LP	3.375%	6/15/23	1,250	1,211
Liberty Property LP	4.400%	2/15/24	1,300	1,350
Mack-Cali Realty LP	2.500%	12/15/17	650	660
Mack-Cali Realty LP	7.750%	8/15/19	6,525	7,731
Mack-Cali Realty LP	4.500%	4/18/22	3,550	3,572
Mid-America Apartments LP	4.300%	10/15/23	1,400	1,444
Mid-America Apartments LP	3.750%	6/15/24	2,500	2,475
National Retail Properties Inc.	6.875%	10/15/17	10,350	11,876
National Retail Properties Inc.	5.500%	7/15/21	2,500	2,823
National Retail Properties Inc.	3.300%	4/15/23	4,750	4,607
Omega Healthcare Investors Inc.	6.750%	10/15/22	2,319	2,470
Omega Healthcare Investors Inc.	5.875%	3/15/24	1,524	1,596
8 Omega Healthcare Investors Inc.	4.950%	4/1/24	3,975	4,054
8 Omega Healthcare Investors Inc.	4.500%	1/15/25	3,000	2,948
Piedmont Operating Partnership LP	3.400%	6/1/23	1,912	1,811
Piedmont Operating Partnership LP	4.450%	3/15/24	2,750	2,791
Post Apartment Homes LP	3.375%	12/1/22	1,825	1,777
ProLogis LP	4.500%	8/15/17	2,725	2,924
ProLogis LP	2.750%	2/15/19	2,400	2,427
ProLogis LP	6.875%	3/15/20	7,225	8,576
Prologis LP	3.350%	2/1/21	4,000	3,994
9 ProLogis LP	4.250%	8/15/23	4,245	4,380
Realty Income Corp.	5.950%	9/15/16	150	164
Realty Income Corp.	2.000%	1/31/18	1,000	998
Realty Income Corp.	6.750%	8/15/19	8,310	9,811
Realty Income Corp.	5.750%	1/15/21	5,175	5,881

Realty Income Corp.	5.875%	3/15/35	6,660	7,706
Regency Centers LP	5.250%	8/1/15	2,925	3,032
Regency Centers LP	3.750%	6/15/24	1,024	1,019
Retail Opportunity Investments Corp.	5.000%	12/15/23	1,675	1,780
Senior Housing Properties Trust	4.300%	1/15/16	1,650	1,700
Senior Housing Properties Trust	3.250%	5/1/19	5,000	5,035
Senior Housing Properties Trust	4.750%	5/1/24	1,775	1,795
Simon Property Group LP	5.750%	12/1/15	15,350	16,115
Simon Property Group LP	5.250%	12/1/16	17,641	19,091
Simon Property Group LP	2.800%	1/30/17	2,685	2,777
Simon Property Group LP	2.150%	9/15/17	5,725	5,845
Simon Property Group LP	6.125%	5/30/18	5,450	6,250
Simon Property Group LP	5.650%	2/1/20	9,470	10,890
Simon Property Group LP	4.375%	3/1/21	8,825	9,611
Simon Property Group LP	4.125%	12/1/21	2,313	2,479
Simon Property Group LP	3.375%	3/15/22	2,725	2,783
Simon Property Group LP	2.750%	2/1/23	2,150	2,040
Simon Property Group LP	3.750%	2/1/24	5,600	5,744
Simon Property Group LP	6.750%	2/1/40	6,593	8,816
Simon Property Group LP	4.750%	3/15/42	1,900	1,970
Tanger Properties LP	6.150%	11/15/15	3,525	3,731
Tanger Properties LP	3.875%	12/1/23	3,245	3,288
UDR Inc.	4.250%	6/1/18	1,300	1,392
UDR Inc.	3.700%	10/1/20	6,110	6,297
UDR Inc.	4.625%	1/10/22	7,145	7,631
Ventas Realty LP	1.550%	9/26/16	1,400	1,413
Ventas Realty LP	1.250%	4/17/17	4,000	3,981
Ventas Realty LP	3.750%	5/1/24	2,000	1,968
Ventas Realty LP	5.700%	9/30/43	4,475	5,114
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	10,400	10,676
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	4,625	4,623
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	100	106
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	3,325	3,272
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,900	5,311
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	495	517
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,000	9,712
Vornado Realty LP	2.500%	6/30/19	8,500	8,445
Washington REIT	4.950%	10/1/20	475	511
Washington REIT	3.950%	10/15/22	2,650	2,647
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,264
Weingarten Realty Investors	3.500%	4/15/23	3,925	3,844
Weingarten Realty Investors	4.450%	1/15/24	450	469
WP Carey Inc.	4.600%	4/1/24	2,325	2,398
				10,403,836
Industrial (14.7%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	7,080	8,327
Agrium Inc.	3.150%	10/1/22	1,478	1,450
Agrium Inc.	3.500%	6/1/23	10,000	9,937
Agrium Inc.	6.125%	1/15/41	6,693	8,015
Agrium Inc.	4.900%	6/1/43	200	205
Air Products & Chemicals Inc.	2.000%	8/2/16	5,325	5,430
Air Products & Chemicals Inc.	3.000%	11/3/21	1,325	1,338
Air Products & Chemicals Inc.	2.750%	2/3/23	7,125	6,925
Air Products & Chemicals Inc.	3.350%	7/31/24	6,350	6,310
Airgas Inc.	3.250%	10/1/15	5,400	5,528
Airgas Inc.	3.650%	7/15/24	7,000	6,986

Albemarle Corp.	4.500%	12/15/20	500	539
Allegheny Technologies Inc.	9.375%	6/1/19	5,304	6,531
Barrick Gold Corp.	6.950%	4/1/19	994	1,155
Barrick Gold Corp.	3.850%	4/1/22	13,212	12,700
Barrick Gold Corp.	4.100%	5/1/23	16,770	16,130
Barrick Gold Corp.	5.250%	4/1/42	5,875	5,393
Barrick North America Finance LLC	6.800%	9/15/18	4,325	5,019
Barrick North America Finance LLC	4.400%	5/30/21	10,737	10,951
Barrick North America Finance LLC	7.500%	9/15/38	5,150	6,144
Barrick North America Finance LLC	5.700%	5/30/41	6,868	6,882
Barrick North America Finance LLC	5.750%	5/1/43	4,106	4,092
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	8,193	8,500
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	11,721	12,376
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	11,700	11,816
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	50	55
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	900	904
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	16,280	19,240
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	7,726	7,887
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	17,644	17,575
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	13,046	13,648
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,283	10,777
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	20,938	22,970
Braskem Finance Ltd.	6.450%	2/3/24	1,700	1,768
Cabot Corp.	2.550%	1/15/18	475	482
Cabot Corp.	3.700%	7/15/22	625	630
Carpenter Technology Corp.	5.200%	7/15/21	11,175	12,058
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,432
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	5,300	5,507
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,688	1,710
CF Industries Inc.	6.875%	5/1/18	16,873	19,467
CF Industries Inc.	7.125%	5/1/20	5,275	6,337
CF Industries Inc.	3.450%	6/1/23	2,600	2,549
CF Industries Inc.	5.150%	3/15/34	10,200	10,748
CF Industries Inc.	4.950%	6/1/43	3,755	3,787
CF Industries Inc.	5.375%	3/15/44	5,500	5,804
Domtar Corp.	6.250%	9/1/42	850	914
Domtar Corp.	6.750%	2/15/44	5,000	5,621
Dow Chemical Co.	2.500%	2/15/16	1,625	1,661
Dow Chemical Co.	5.700%	5/15/18	475	534
Dow Chemical Co.	8.550%	5/15/19	15,450	19,442
Dow Chemical Co.	4.250%	11/15/20	16,209	17,309
Dow Chemical Co.	4.125%	11/15/21	5,996	6,298
Dow Chemical Co.	3.000%	11/15/22	15,865	15,260
Dow Chemical Co.	3.500%	10/1/24	1,200	1,171
Dow Chemical Co.	7.375%	11/1/29	1,998	2,636
Dow Chemical Co.	4.250%	10/1/34	7,436	7,150
Dow Chemical Co.	9.400%	5/15/39	13,193	20,877
Dow Chemical Co.	5.250%	11/15/41	10,393	11,157
Dow Chemical Co.	4.375%	11/15/42	1,725	1,611
Eastman Chemical Co.	3.000%	12/15/15	693	712
Eastman Chemical Co.	2.400%	6/1/17	6,224	6,348
Eastman Chemical Co.	5.500%	11/15/19	4,771	5,392
Eastman Chemical Co.	4.500%	1/15/21	775	827
Eastman Chemical Co.	3.600%	8/15/22	18,255	18,374
Eastman Chemical Co.	4.800%	9/1/42	5,649	5,543
Eastman Chemical Co.	4.650%	10/15/44	3,850	3,668
Ecolab Inc.	3.000%	12/8/16	14,825	15,386
Ecolab Inc.	1.450%	12/8/17	4,807	4,772

	Ecolab Inc.	4.350%	12/8/21	7,120	7,672
	Ecolab Inc.	5.500%	12/8/41	9,655	11,070
	EI du Pont de Nemours & Co.	1.950%	1/15/16	2,800	2,850
	EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,368
	EI du Pont de Nemours & Co.	5.250%	12/15/16	750	820
	EI du Pont de Nemours & Co.	6.000%	7/15/18	9,430	10,806
	EI du Pont de Nemours & Co.	4.625%	1/15/20	5,302	5,860
	EI du Pont de Nemours & Co.	3.625%	1/15/21	14,960	15,751
	EI du Pont de Nemours & Co.	4.250%	4/1/21	2,950	3,203
	EI du Pont de Nemours & Co.	2.800%	2/15/23	9,625	9,321
	EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	2,144
	EI du Pont de Nemours & Co.	4.900%	1/15/41	10,878	11,606
	EI du Pont de Nemours & Co.	4.150%	2/15/43	4,950	4,603
	FMC Corp.	3.950%	2/1/22	1,000	1,039
	FMC Corp.	4.100%	2/1/24	9,750	10,106
	Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	3,366	3,422
	Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	29,250	29,335
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	35,610	35,387
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	15,091	14,712
	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	19,349	19,089
	Freeport-McMoRan Inc.	5.450%	3/15/43	18,006	18,362
	Georgia-Pacific LLC	8.000%	1/15/24	7,829	10,523
	Georgia-Pacific LLC	7.375%	12/1/25	6,350	8,288
	Georgia-Pacific LLC	7.750%	11/15/29	1,318	1,819
	Georgia-Pacific LLC	8.875%	5/15/31	4,965	7,484
	Glencore Canada Corp.	5.375%	6/1/15	350	360
	Glencore Canada Corp.	6.000%	10/15/15	1,125	1,182
	Glencore Canada Corp.	5.500%	6/15/17	4,675	5,118
	Goldcorp Inc.	2.125%	3/15/18	16,060	16,096
	Goldcorp Inc.	3.700%	3/15/23	9,600	9,412
	Goldcorp Inc.	5.450%	6/9/44	2,550	2,660
	International Paper Co.	7.950%	6/15/18	7,318	8,734
	International Paper Co.	7.500%	8/15/21	10,510	13,053
	International Paper Co.	3.650%	6/15/24	10,000	9,725
	International Paper Co.	8.700%	6/15/38	1,200	1,746
	International Paper Co.	7.300%	11/15/39	643	836
	International Paper Co.	4.800%	6/15/44	14,160	13,714
	Kinross Gold Corp.	5.125%	9/1/21	3,100	3,178
8	Kinross Gold Corp.	5.950%	3/15/24	5,000	5,129
	Kinross Gold Corp.	6.875%	9/1/41	2,150	2,237
	Lubrizol Corp.	8.875%	2/1/19	850	1,073
	Lubrizol Corp.	6.500%	10/1/34	5,285	6,949
10	LYB International Finance BV	4.875%	3/15/44	9,800	9,964
	LyondellBasell Industries NV	5.000%	4/15/19	29,645	32,584
	LyondellBasell Industries NV	6.000%	11/15/21	14,325	16,617
	LyondellBasell Industries NV	5.750%	4/15/24	7,450	8,587
	Monsanto Co.	2.750%	4/15/16	1,750	1,804
	Monsanto Co.	1.150%	6/30/17	8,000	7,948
	Monsanto Co.	5.125%	4/15/18	3,100	3,426
	Monsanto Co.	2.125%	7/15/19	6,000	5,962
	Monsanto Co.	2.750%	7/15/21	6,000	5,932
	Monsanto Co.	2.200%	7/15/22	7,580	7,155
	Monsanto Co.	3.375%	7/15/24	5,500	5,500
	Monsanto Co.	5.500%	8/15/25	23	27
	Monsanto Co.	4.200%	7/15/34	2,000	2,015
	Monsanto Co.	5.875%	4/15/38	1,750	2,134
	Monsanto Co.	3.600%	7/15/42	6,341	5,687
	Monsanto Co.	4.650%	11/15/43	2,000	2,104

Monsanto Co.	4.400%	7/15/44	9,000	8,846
Monsanto Co.	4.700%	7/15/64	7,260	7,226
Mosaic Co.	3.750%	11/15/21	2,100	2,182
Mosaic Co.	4.250%	11/15/23	8,500	8,829
Mosaic Co.	5.450%	11/15/33	2,650	2,922
Mosaic Co.	4.875%	11/15/41	1,268	1,280
Mosaic Co.	5.625%	11/15/43	3,150	3,489
Newmont Mining Corp.	5.125%	10/1/19	1,470	1,596
Newmont Mining Corp.	3.500%	3/15/22	6,719	6,239
Newmont Mining Corp.	5.875%	4/1/35	2,605	2,596
Newmont Mining Corp.	6.250%	10/1/39	16,652	16,457
Newmont Mining Corp.	4.875%	3/15/42	1,544	1,304
Nucor Corp.	5.750%	12/1/17	1,100	1,236
Nucor Corp.	5.850%	6/1/18	6,855	7,775
Nucor Corp.	4.125%	9/15/22	325	346
Nucor Corp.	4.000%	8/1/23	5,045	5,168
Nucor Corp.	6.400%	12/1/37	5,513	6,673
Nucor Corp.	5.200%	8/1/43	7,450	7,883
Packaging Corp. of America	3.900%	6/15/22	4,500	4,638
Packaging Corp. of America	4.500%	11/1/23	15,745	16,666
Packaging Corp. of America	3.650%	9/15/24	4,500	4,421
Placer Dome Inc.	6.450%	10/15/35	2,175	2,421
Plains Exploration & Production Co.	6.500%	11/15/20	4,020	4,407
Plains Exploration & Production Co.	6.750%	2/1/22	4,000	4,440
Plains Exploration & Production Co.	6.875%	2/15/23	8,200	9,297
Plum Creek Timberlands LP	5.875%	11/15/15	3,050	3,211
Plum Creek Timberlands LP	4.700%	3/15/21	5,155	5,576
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	4,441	4,672
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	170	201
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,118	7,982
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	9,925	10,182
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,075	1,302
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	4,318	5,177
PPG Industries Inc.	1.900%	1/15/16	6,825	6,923
PPG Industries Inc.	6.650%	3/15/18	1,770	2,041
PPG Industries Inc.	3.600%	11/15/20	1,650	1,711
PPG Industries Inc.	7.700%	3/15/38	4,865	7,002
PPG Industries Inc.	5.500%	11/15/40	875	1,034
Praxair Inc.	3.250%	9/15/15	950	975
Praxair Inc.	5.200%	3/15/17	1,100	1,200
Praxair Inc.	4.500%	8/15/19	2,640	2,913
Praxair Inc.	3.000%	9/1/21	3,550	3,629
Praxair Inc.	2.450%	2/15/22	19,700	19,072
Praxair Inc.	2.200%	8/15/22	4,319	4,077
Praxair Inc.	3.550%	11/7/42	1,000	908
Rayonier Inc.	3.750%	4/1/22	2,750	2,762
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	271
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,025	2,082
Reliance Steel & Aluminum Co.	6.850%	11/15/36	1,785	2,028
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,828
Rio Tinto Alcan Inc.	5.750%	6/1/35	10,254	11,690
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	12,475	12,642
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,200	1,230
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,200	2,252
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	10,390	12,029
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,841	17,726
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	11,080	11,488
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,725	4,992

Rio Tinto Finance USA Ltd.	3.750%	9/20/21	4,139	4,271
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,009	9,022
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	12,081	12,878
Rio Tinto Finance USA plc	1.375%	6/17/16	7,456	7,504
Rio Tinto Finance USA plc	2.000%	3/22/17	7,400	7,510
Rio Tinto Finance USA plc	1.625%	8/21/17	6,250	6,277
Rio Tinto Finance USA plc	2.250%	12/14/18	7,915	7,975
Rio Tinto Finance USA plc	3.500%	3/22/22	4,825	4,926
Rio Tinto Finance USA plc	2.875%	8/21/22	7,920	7,648
Rio Tinto Finance USA plc	4.750%	3/22/42	418	421
Rio Tinto Finance USA plc	4.125%	8/21/42	8,653	7,886
Rock-Tenn Co.	4.450%	3/1/19	4,150	4,448
Rock-Tenn Co.	3.500%	3/1/20	2,085	2,121
Rohm & Haas Co.	6.000%	9/15/17	2,791	3,122
Rohm & Haas Co.	7.850%	7/15/29	2,750	3,782
RPM International Inc.	6.125%	10/15/19	2,493	2,846
RPM International Inc.	3.450%	11/15/22	4,585	4,466
Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,933
Sigma-Aldrich Corp.	3.375%	11/1/20	1,735	1,796
Southern Copper Corp.	5.375%	4/16/20	1,813	1,984
Southern Copper Corp.	7.500%	7/27/35	16,550	19,658
Southern Copper Corp.	6.750%	4/16/40	2,340	2,601
Southern Copper Corp.	5.250%	11/8/42	7,820	7,344
Syngenta Finance NV	3.125%	3/28/22	4,100	4,119
Syngenta Finance NV	4.375%	3/28/42	2,675	2,725
Teck Resources Ltd.	3.150%	1/15/17	2,150	2,217
Teck Resources Ltd.	3.850%	8/15/17	4,100	4,326
Teck Resources Ltd.	2.500%	2/1/18	11,125	11,151
Teck Resources Ltd.	4.500%	1/15/21	2,750	2,881
Teck Resources Ltd.	4.750%	1/15/22	2,932	3,061
Teck Resources Ltd.	3.750%	2/1/23	4,862	4,587
Teck Resources Ltd.	6.125%	10/1/35	6,312	6,556
Teck Resources Ltd.	6.000%	8/15/40	8,205	8,352
Teck Resources Ltd.	6.250%	7/15/41	3,868	4,009
Teck Resources Ltd.	5.200%	3/1/42	8,681	7,932
Teck Resources Ltd.	5.400%	2/1/43	693	643
The Dow Chemical Company	4.625%	10/1/44	1,000	962
Vale Canada Ltd.	5.700%	10/15/15	3,575	3,749
Vale Canada Ltd.	7.200%	9/15/32	1,175	1,317
Vale Overseas Ltd.	6.250%	1/11/16	1,050	1,116
Vale Overseas Ltd.	6.250%	1/23/17	7,760	8,536
Vale Overseas Ltd.	5.625%	9/15/19	30,225	33,899
Vale Overseas Ltd.	4.625%	9/15/20	8,750	9,234
Vale Overseas Ltd.	4.375%	1/11/22	15,025	15,097
Vale Overseas Ltd.	8.250%	1/17/34	2,512	3,177
Vale Overseas Ltd.	6.875%	11/21/36	20,499	23,064
Vale Overseas Ltd.	6.875%	11/10/39	19,880	22,519
Vale SA	5.625%	9/11/42	315	304
Valspar Corp.	7.250%	6/15/19	675	805
Valspar Corp.	4.200%	1/15/22	975	1,031
Westlake Chemical Corp.	3.600%	7/15/22	775	767
Westvaco Corp.	8.200%	1/15/30	18	23
Westvaco Corp.	7.950%	2/15/31	5,253	6,680
Weyerhaeuser Co.	7.375%	10/1/19	7,991	9,611
Weyerhaeuser Co.	8.500%	1/15/25	2,400	3,182
Weyerhaeuser Co.	7.375%	3/15/32	6,968	9,216
Weyerhaeuser Co.	6.875%	12/15/33	3,175	4,049
Worthington Industries Inc.	4.550%	4/15/26	1,300	1,348

8 Yamana Gold Inc.	4.950%	7/15/24	4,115	4,139

Capital Goods (1.2%)
3M Co.	6.375%	2/15/28	3,650	4,793
3M Co.	5.700%	3/15/37	6,023	7,506
ABB Finance USA Inc.	1.625%	5/8/17	2,500	2,515
ABB Finance USA Inc.	2.875%	5/8/22	4,965	4,908
ABB Finance USA Inc.	4.375%	5/8/42	1,678	1,725
Acuity Brands Lighting Inc.	6.000%	12/15/19	2,050	2,295
Avery Dennison Corp.	3.350%	4/15/23	6,650	6,460
Boeing Capital Corp.	2.900%	8/15/18	150	156
Boeing Capital Corp.	4.700%	10/27/19	5,000	5,577
Boeing Co.	3.750%	11/20/16	20	21
Boeing Co.	0.950%	5/15/18	425	413
Boeing Co.	6.000%	3/15/19	265	308
Boeing Co.	4.875%	2/15/20	7,875	8,886
Boeing Co.	8.750%	8/15/21	1,600	2,168
Boeing Co.	7.950%	8/15/24	1,148	1,597
Boeing Co.	7.250%	6/15/25	675	893
Boeing Co.	8.750%	9/15/31	850	1,315
Boeing Co.	6.125%	2/15/33	4,250	5,446
Boeing Co.	6.625%	2/15/38	2,305	3,147
Boeing Co.	6.875%	3/15/39	1,003	1,414
Boeing Co.	5.875%	2/15/40	4,364	5,502
Carlisle Cos. Inc.	3.750%	11/15/22	3,080	3,088
Caterpillar Financial Services Corp.	1.125%	12/15/14	6,475	6,486
Caterpillar Financial Services Corp.	2.050%	8/1/16	28,475	29,131
Caterpillar Financial Services Corp.	1.000%	11/25/16	3,000	3,010
Caterpillar Financial Services Corp.	1.000%	3/3/17	5,000	4,985
Caterpillar Financial Services Corp.	1.250%	8/18/17	4,000	3,986
Caterpillar Financial Services Corp.	5.450%	4/15/18	114	128
Caterpillar Financial Services Corp.	7.150%	2/15/19	20,258	24,387
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,377
Caterpillar Financial Services Corp.	3.750%	11/24/23	5,000	5,211
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,000	1,999
Caterpillar Inc.	3.900%	5/27/21	9,828	10,563
Caterpillar Inc.	3.400%	5/15/24	25,375	25,552
Caterpillar Inc.	6.050%	8/15/36	9,017	11,412
Caterpillar Inc.	5.200%	5/27/41	250	287
Caterpillar Inc.	3.803%	8/15/42	16,620	15,402
Caterpillar Inc.	4.300%	5/15/44	8,700	8,840
Caterpillar Inc.	4.750%	5/15/64	2,350	2,440
Cooper US Inc.	5.450%	4/1/15	1,925	1,972
Cooper US Inc.	2.375%	1/15/16	3,025	3,094
Cooper US Inc.	3.875%	12/15/20	1,250	1,322
Crane Co.	2.750%	12/15/18	750	764
Crane Co.	4.450%	12/15/23	2,250	2,360
CRH America Inc.	4.125%	1/15/16	6,425	6,670
CRH America Inc.	6.000%	9/30/16	17,236	18,857
CRH America Inc.	8.125%	7/15/18	7,400	8,948
CRH America Inc.	5.750%	1/15/21	6,800	7,841
Danaher Corp.	2.300%	6/23/16	1,750	1,796
Danaher Corp.	5.625%	1/15/18	2,385	2,681
Danaher Corp.	5.400%	3/1/19	1,700	1,935
Danaher Corp.	3.900%	6/23/21	5,310	5,708
Deere & Co.	4.375%	10/16/19	5,627	6,192
Deere & Co.	2.600%	6/8/22	15,853	15,395
Deere & Co.	5.375%	10/16/29	8,557	10,096

	Deere & Co.	8.100%	5/15/30	4,115	6,039
	Deere & Co.	7.125%	3/3/31	925	1,269
	Deere & Co.	3.900%	6/9/42	11,546	10,974
	Dover Corp.	5.450%	3/15/18	6,650	7,428
	Dover Corp.	4.300%	3/1/21	850	927
	Dover Corp.	5.375%	10/15/35	550	632
	Dover Corp.	6.600%	3/15/38	3,115	4,164
	Dover Corp.	5.375%	3/1/41	1,543	1,838
	Eaton Corp.	1.500%	11/2/17	7,770	7,725
	Eaton Corp.	5.600%	5/15/18	12,050	13,540
	Eaton Corp.	2.750%	11/2/22	14,900	14,401
	Eaton Corp.	4.000%	11/2/32	4,325	4,268
	Eaton Corp.	4.150%	11/2/42	2,275	2,168
8	Embraer Overseas Ltd.	5.696%	9/16/23	18,575	19,811
	Embraer SA	5.150%	6/15/22	2,925	3,102
	Emerson Electric Co.	5.250%	10/15/18	6,635	7,465
	Emerson Electric Co.	4.875%	10/15/19	6,370	7,108
	Emerson Electric Co.	4.250%	11/15/20	470	510
	Emerson Electric Co.	2.625%	2/15/23	4,275	4,128
	Emerson Electric Co.	6.000%	8/15/32	940	1,182
	Emerson Electric Co.	6.125%	4/15/39	1,960	2,515
	Emerson Electric Co.	5.250%	11/15/39	269	312
11	Exelis Inc.	4.250%	10/1/16	3,525	3,724
	Flowserve Corp.	3.500%	9/15/22	11,275	11,217
	Flowserve Corp.	4.000%	11/15/23	3,825	3,915
	General Dynamics Corp.	1.000%	11/15/17	11,425	11,302
	General Dynamics Corp.	3.875%	7/15/21	11,125	11,913
	General Dynamics Corp.	2.250%	11/15/22	14,890	14,076
	General Dynamics Corp.	3.600%	11/15/42	5,918	5,340
	General Electric Co.	0.850%	10/9/15	18,071	18,139
	General Electric Co.	5.250%	12/6/17	29,660	32,945
	General Electric Co.	2.700%	10/9/22	37,163	36,182
	General Electric Co.	3.375%	3/11/24	6,000	6,063
	General Electric Co.	4.125%	10/9/42	20,465	20,166
	General Electric Co.	4.500%	3/11/44	19,640	20,412
	Honeywell International Inc.	5.400%	3/15/16	4,050	4,335
	Honeywell International Inc.	5.300%	3/15/17	4,135	4,555
	Honeywell International Inc.	5.300%	3/1/18	2,660	2,964
	Honeywell International Inc.	5.000%	2/15/19	2,621	2,933
	Honeywell International Inc.	4.250%	3/1/21	15,971	17,514
	Honeywell International Inc.	3.350%	12/1/23	3,925	4,001
	Honeywell International Inc.	5.700%	3/15/36	1,235	1,502
	Honeywell International Inc.	5.700%	3/15/37	6,426	7,835
	Honeywell International Inc.	5.375%	3/1/41	13,313	15,808
	Illinois Tool Works Inc.	1.950%	3/1/19	1,000	995
	Illinois Tool Works Inc.	6.250%	4/1/19	12,675	14,803
	Illinois Tool Works Inc.	4.875%	9/15/41	45	50
	Illinois Tool Works Inc.	3.900%	9/1/42	12,800	12,184
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	11,305	13,241
	Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,850	1,891
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	3,525	3,694
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	750	886
	John Deere Capital Corp.	0.750%	1/22/16	700	701
	John Deere Capital Corp.	2.250%	6/7/16	300	307
	John Deere Capital Corp.	1.850%	9/15/16	9,000	9,181
	John Deere Capital Corp.	1.050%	12/15/16	1,900	1,904
	John Deere Capital Corp.	2.000%	1/13/17	10,450	10,684
	John Deere Capital Corp.	5.500%	4/13/17	3,350	3,699

John Deere Capital Corp.	1.125%	6/12/17	2,400	2,390
John Deere Capital Corp.	2.800%	9/18/17	7,400	7,709
John Deere Capital Corp.	1.200%	10/10/17	2,700	2,693
John Deere Capital Corp.	1.300%	3/12/18	9,350	9,230
John Deere Capital Corp.	5.750%	9/10/18	3,950	4,502
John Deere Capital Corp.	1.950%	12/13/18	4,500	4,490
John Deere Capital Corp.	1.950%	3/4/19	5,200	5,175
John Deere Capital Corp.	2.250%	4/17/19	3,000	3,030
John Deere Capital Corp.	1.700%	1/15/20	4,175	4,047
John Deere Capital Corp.	2.800%	3/4/21	5,600	5,619
John Deere Capital Corp.	3.900%	7/12/21	5,850	6,280
John Deere Capital Corp.	3.150%	10/15/21	6,540	6,692
John Deere Capital Corp.	2.750%	3/15/22	1,085	1,074
John Deere Capital Corp.	2.800%	1/27/23	2,225	2,184
John Deere Capital Corp.	3.350%	6/12/24	5,700	5,745
Joy Global Inc.	6.000%	11/15/16	1,065	1,168
Kennametal Inc.	2.650%	11/1/19	3,625	3,627
Kennametal Inc.	3.875%	2/15/22	1,900	1,922
L-3 Communications Corp.	1.500%	5/28/17	3,200	3,172
L-3 Communications Corp.	5.200%	10/15/19	8,900	9,832
L-3 Communications Corp.	4.750%	7/15/20	8,400	9,070
L-3 Communications Corp.	4.950%	2/15/21	11,525	12,509
L-3 Communications Corp.	3.950%	5/28/24	5,150	5,111
Legrand France SA	8.500%	2/15/25	425	588
Lockheed Martin Corp.	7.650%	5/1/16	6,163	6,851
Lockheed Martin Corp.	2.125%	9/15/16	2,325	2,376
Lockheed Martin Corp.	4.250%	11/15/19	7,971	8,707
Lockheed Martin Corp.	3.350%	9/15/21	17,003	17,585
Lockheed Martin Corp.	6.150%	9/1/36	18,450	23,402
Lockheed Martin Corp.	5.500%	11/15/39	1,850	2,178
Lockheed Martin Corp.	5.720%	6/1/40	2,660	3,223
Lockheed Martin Corp.	4.850%	9/15/41	4,122	4,424
Martin Marietta Materials Inc.	6.600%	4/15/18	4,450	5,061
Mohawk Industries Inc.	6.125%	1/15/16	2,264	2,411
Mohawk Industries Inc.	3.850%	2/1/23	15,950	15,945
Northrop Grumman Corp.	5.050%	8/1/19	3,285	3,658
Northrop Grumman Corp.	3.500%	3/15/21	9,828	10,182
Northrop Grumman Corp.	3.250%	8/1/23	5,000	4,934
Northrop Grumman Corp.	5.050%	11/15/40	6,925	7,369
Northrop Grumman Corp.	4.750%	6/1/43	6,125	6,296
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	529
Owens Corning	6.500%	12/1/16	24,493	26,984
Owens Corning	4.200%	12/15/22	8,200	8,351
Owens Corning	7.000%	12/1/36	525	640
Parker Hannifin Corp.	5.500%	5/15/18	950	1,068
Parker Hannifin Corp.	3.500%	9/15/22	500	518
Parker Hannifin Corp.	6.250%	5/15/38	4,003	5,214
Pentair Finance SA	1.350%	12/1/15	3,463	3,483
Pentair Finance SA	2.650%	12/1/19	2,204	2,189
Pentair Finance SA	5.000%	5/15/21	1,310	1,441
Pentair Finance SA	3.150%	9/15/22	855	833
Precision Castparts Corp.	0.700%	12/20/15	3,889	3,894
Precision Castparts Corp.	1.250%	1/15/18	9,241	9,127
Precision Castparts Corp.	2.500%	1/15/23	9,425	9,005
Precision Castparts Corp.	3.900%	1/15/43	3,125	2,983
Raytheon Co.	6.400%	12/15/18	275	322
Raytheon Co.	4.400%	2/15/20	2,820	3,093
Raytheon Co.	3.125%	10/15/20	3,695	3,799

Raytheon Co.	2.500%	12/15/22	5,500	5,234
Raytheon Co.	7.200%	8/15/27	4,360	5,792
Raytheon Co.	4.875%	10/15/40	1,825	2,002
Raytheon Co.	4.700%	12/15/41	8,025	8,611
Republic Services Inc.	3.800%	5/15/18	3,825	4,065
Republic Services Inc.	5.500%	9/15/19	19,850	22,600
Republic Services Inc.	5.000%	3/1/20	3,235	3,589
Republic Services Inc.	5.250%	11/15/21	9,299	10,526
Republic Services Inc.	3.550%	6/1/22	1,800	1,830
Republic Services Inc.	4.750%	5/15/23	1,650	1,809
Republic Services Inc.	6.086%	3/15/35	2,600	3,080
Republic Services Inc.	6.200%	3/1/40	3,773	4,630
Republic Services Inc.	5.700%	5/15/41	5,968	7,006
Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,285
Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,316
Rockwell Automation Inc.	6.250%	12/1/37	3,985	5,128
Rockwell Collins Inc.	5.250%	7/15/19	850	954
Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,367
Roper Industries Inc.	1.850%	11/15/17	3,550	3,572
Roper Industries Inc.	2.050%	10/1/18	11,700	11,591
Roper Industries Inc.	6.250%	9/1/19	3,760	4,384
Roper Industries Inc.	3.125%	11/15/22	728	711
Snap-on Inc.	6.125%	9/1/21	3,700	4,303
Sonoco Products Co.	4.375%	11/1/21	745	786
Sonoco Products Co.	5.750%	11/1/40	7,150	8,267
Stanley Black & Decker Inc.	3.400%	12/1/21	4,325	4,480
Stanley Black & Decker Inc.	2.900%	11/1/22	1,700	1,661
Stanley Black & Decker Inc.	5.200%	9/1/40	2,075	2,353
Textron Inc.	5.600%	12/1/17	375	417
Textron Inc.	7.250%	10/1/19	4,140	4,941
Textron Inc.	4.300%	3/1/24	1,500	1,548
Tyco International Finance SA	8.500%	1/15/19	2,301	2,797
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	1,975	2,359
Tyco International Finance SA / Tyco
International Ltd.	6.875%	1/15/21	16,060	19,350
United Technologies Corp.	1.800%	6/1/17	10,220	10,374
United Technologies Corp.	5.375%	12/15/17	10,306	11,530
United Technologies Corp.	6.125%	2/1/19	835	972
United Technologies Corp.	4.500%	4/15/20	26,953	29,787
United Technologies Corp.	3.100%	6/1/22	25,732	25,742
United Technologies Corp.	6.700%	8/1/28	2,397	3,165
United Technologies Corp.	7.500%	9/15/29	4,516	6,444
United Technologies Corp.	5.400%	5/1/35	7,175	8,547
United Technologies Corp.	6.050%	6/1/36	7,452	9,457
United Technologies Corp.	6.125%	7/15/38	3,496	4,450
United Technologies Corp.	5.700%	4/15/40	7,595	9,241
United Technologies Corp.	4.500%	6/1/42	29,743	31,123
Valmont Industries Inc.	5.000%	10/1/44	1,200	1,179
Valmont Industries Inc.	5.250%	10/1/54	2,400	2,343
Waste Management Inc.	2.600%	9/1/16	3,250	3,347
Waste Management Inc.	6.100%	3/15/18	950	1,084
Waste Management Inc.	7.375%	3/11/19	15,132	18,251
Waste Management Inc.	4.750%	6/30/20	9,799	10,813
Waste Management Inc.	4.600%	3/1/21	7,120	7,835
Waste Management Inc.	3.500%	5/15/24	2,500	2,499
Waste Management Inc.	7.000%	7/15/28	208	272
Waste Management Inc.	7.750%	5/15/32	1,850	2,675

Waste Management Inc.	6.125%	11/30/39	6,606	8,173
Xylem Inc.	4.875%	10/1/21	150	163

Communication (2.7%)
21st Century Fox America Inc.	8.000%	10/17/16	3,815	4,335
21st Century Fox America Inc.	7.250%	5/18/18	150	177
21st Century Fox America Inc.	6.900%	3/1/19	2,770	3,287
21st Century Fox America Inc.	4.500%	2/15/21	7,350	8,000
21st Century Fox America Inc.	3.000%	9/15/22	3,050	2,969
21st Century Fox America Inc.	7.700%	10/30/25	1,175	1,519
21st Century Fox America Inc.	6.550%	3/15/33	13,065	16,296
21st Century Fox America Inc.	6.200%	12/15/34	14,591	17,827
21st Century Fox America Inc.	6.400%	12/15/35	24,245	30,173
21st Century Fox America Inc.	8.150%	10/17/36	2,075	2,940
21st Century Fox America Inc.	6.150%	3/1/37	9,723	11,596
21st Century Fox America Inc.	6.650%	11/15/37	660	830
21st Century Fox America Inc.	6.900%	8/15/39	7,260	9,391
21st Century Fox America Inc.	6.150%	2/15/41	295	355
21st Century Fox America Inc.	5.400%	10/1/43	250	273
8 21st Century Fox America Inc.	4.750%	9/15/44	8,050	8,070
21st Century Fox America Inc.	7.750%	12/1/45	1,460	2,098
America Movil SAB de CV	2.375%	9/8/16	800	818
America Movil SAB de CV	5.625%	11/15/17	6,590	7,339
America Movil SAB de CV	5.000%	10/16/19	1,225	1,360
America Movil SAB de CV	5.000%	3/30/20	4,550	4,992
America Movil SAB de CV	3.125%	7/16/22	33,150	32,312
America Movil SAB de CV	6.375%	3/1/35	19,552	23,515
America Movil SAB de CV	6.125%	11/15/37	4,318	5,026
America Movil SAB de CV	6.125%	3/30/40	12,000	13,944
America Movil SAB de CV	4.375%	7/16/42	10,175	9,478
American Tower Corp.	4.500%	1/15/18	20,565	21,929
American Tower Corp.	3.400%	2/15/19	3,375	3,448
American Tower Corp.	5.050%	9/1/20	5,000	5,448
American Tower Corp.	3.450%	9/15/21	17,975	17,669
American Tower Corp.	5.900%	11/1/21	7,025	7,889
American Tower Corp.	3.500%	1/31/23	17,875	16,996
Ameritech Capital Funding Corp.	6.550%	1/15/28	20	24
AT&T Corp.	8.000%	11/15/31	12,669	18,735
AT&T Inc.	2.500%	8/15/15	8,028	8,163
AT&T Inc.	0.800%	12/1/15	1,125	1,127
AT&T Inc.	0.900%	2/12/16	7,875	7,883
AT&T Inc.	2.950%	5/15/16	4,375	4,517
AT&T Inc.	2.400%	8/15/16	442	452
AT&T Inc.	1.600%	2/15/17	950	957
AT&T Inc.	1.700%	6/1/17	28,575	28,818
AT&T Inc.	1.400%	12/1/17	2,350	2,337
AT&T Inc.	5.500%	2/1/18	6,011	6,723
AT&T Inc.	5.600%	5/15/18	8,975	10,108
AT&T Inc.	2.375%	11/27/18	18,040	18,217
AT&T Inc.	5.800%	2/15/19	50,625	58,044
AT&T Inc.	2.300%	3/11/19	3,242	3,245
AT&T Inc.	3.875%	8/15/21	18,183	19,043
AT&T Inc.	3.000%	2/15/22	11,086	10,903
AT&T Inc.	2.625%	12/1/22	5,940	5,645
AT&T Inc.	3.900%	3/11/24	11,475	11,680
AT&T Inc.	6.450%	6/15/34	8,835	10,814
AT&T Inc.	6.150%	9/15/34	100	119
AT&T Inc.	6.500%	9/1/37	14,128	17,165

AT&T Inc.	6.300%	1/15/38	10,405	12,310
AT&T Inc.	6.400%	5/15/38	6,320	7,755
AT&T Inc.	6.550%	2/15/39	27,539	33,634
AT&T Inc.	5.350%	9/1/40	23,437	24,746
AT&T Inc.	5.550%	8/15/41	4,955	5,375
AT&T Inc.	4.300%	12/15/42	9,450	8,650
AT&T Inc.	4.800%	6/15/44	16,300	16,085
AT&T Inc.	4.350%	6/15/45	8,930	8,175
AT&T Mobility LLC	7.125%	12/15/31	7,665	10,318
Bellsouth Capital Funding Corp.	7.875%	2/15/30	5,215	7,009
Bellsouth Capital Funding Corp.	7.120%	7/15/97	350	401
BellSouth Corp.	6.875%	10/15/31	7,465	9,160
BellSouth Corp.	6.550%	6/15/34	2,680	3,252
BellSouth Corp.	6.000%	11/15/34	2,037	2,320
BellSouth Telecommunications LLC	6.375%	6/1/28	4,400	5,101
British Telecommunications plc	1.625%	6/28/16	4,400	4,441
British Telecommunications plc	1.250%	2/14/17	600	598
British Telecommunications plc	5.950%	1/15/18	12,350	13,921
British Telecommunications plc	2.350%	2/14/19	600	602
British Telecommunications plc	9.625%	12/15/30	14,960	23,601
CBS Corp.	1.950%	7/1/17	1,125	1,139
CBS Corp.	4.625%	5/15/18	400	434
CBS Corp.	2.300%	8/15/19	5,500	5,423
CBS Corp.	5.750%	4/15/20	10,060	11,468
CBS Corp.	4.300%	2/15/21	5,775	6,144
CBS Corp.	3.375%	3/1/22	5,705	5,713
CBS Corp.	7.875%	7/30/30	1,789	2,432
CBS Corp.	5.500%	5/15/33	668	731
CBS Corp.	5.900%	10/15/40	1,025	1,171
CBS Corp.	4.850%	7/1/42	3,443	3,394
CBS Corp.	4.900%	8/15/44	10,250	10,116
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	4,745	4,669
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	2,795	3,481
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,256	10,378
Comcast Cable Communications LLC	8.875%	5/1/17	2,875	3,422
Comcast Corp.	5.850%	11/15/15	757	801
Comcast Corp.	5.900%	3/15/16	19,130	20,566
Comcast Corp.	4.950%	6/15/16	1,200	1,283
Comcast Corp.	6.500%	1/15/17	1,115	1,249
Comcast Corp.	6.300%	11/15/17	39,555	45,166
Comcast Corp.	5.875%	2/15/18	17,290	19,620
Comcast Corp.	5.700%	5/15/18	4,890	5,554
Comcast Corp.	5.700%	7/1/19	4,850	5,604
Comcast Corp.	5.150%	3/1/20	6,673	7,560
Comcast Corp.	3.125%	7/15/22	2,629	2,649
Comcast Corp.	2.850%	1/15/23	6,063	5,938
Comcast Corp.	3.375%	2/15/25	1,825	1,803
Comcast Corp.	4.250%	1/15/33	12,010	12,079
Comcast Corp.	7.050%	3/15/33	3,000	4,023
Comcast Corp.	4.200%	8/15/34	8,600	8,549
Comcast Corp.	5.650%	6/15/35	3,171	3,728
Comcast Corp.	6.500%	11/15/35	16,050	20,853
Comcast Corp.	6.450%	3/15/37	7,829	10,006
Comcast Corp.	6.950%	8/15/37	16,213	21,836
Comcast Corp.	6.400%	5/15/38	15,321	19,648

Comcast Corp.	6.400%	3/1/40	1,000	1,291
Comcast Corp.	4.650%	7/15/42	22,410	23,177
Comcast Corp.	4.500%	1/15/43	7,250	7,350
Comcast Corp.	4.750%	3/1/44	5,100	5,380
COX Communications Inc.	5.500%	10/1/15	525	550
Deutsche Telekom International Finance BV	5.750%	3/23/16	10,240	10,942
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,815	5,624
Deutsche Telekom International Finance BV	6.000%	7/8/19	8,175	9,454
Deutsche Telekom International Finance BV	8.750%	6/15/30	31,852	46,613
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	7,625	7,847
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	8,275	8,564
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	7,825	8,001
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	23,695	27,181
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	9,435	10,589
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	6,715	7,271
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	1,990	2,198
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	21,361	21,716
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	4,975	5,813
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	9,212	10,318
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	4,862	5,682
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	16,635	16,870
Discovery Communications LLC	5.050%	6/1/20	15,450	17,124
Discovery Communications LLC	4.375%	6/15/21	4,900	5,259
Discovery Communications LLC	3.300%	5/15/22	6,600	6,541
Discovery Communications LLC	3.250%	4/1/23	2,500	2,436
Discovery Communications LLC	6.350%	6/1/40	295	355
Discovery Communications LLC	4.950%	5/15/42	7,800	7,806
Discovery Communications LLC	4.875%	4/1/43	1,075	1,064
Embarq Corp.	7.082%	6/1/16	9,456	10,273
Embarq Corp.	7.995%	6/1/36	9,885	10,689
Graham Holdings Co.	7.250%	2/1/19	2,975	3,451
Grupo Televisa SAB	6.625%	3/18/25	3,439	4,144
Grupo Televisa SAB	8.500%	3/11/32	585	796
Grupo Televisa SAB	6.625%	1/15/40	5,918	7,107
Grupo Televisa SAB	5.000%	5/13/45	8,650	8,519
GTE Corp.	8.750%	11/1/21	2,935	3,934
GTE Corp.	6.940%	4/15/28	13,105	15,984
Historic TW Inc.	9.150%	2/1/23	8,925	12,036
Historic TW Inc.	6.625%	5/15/29	7,950	9,838
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,800	5,765
Interpublic Group of Cos. Inc.	4.200%	4/15/24	16,600	16,724
Koninklijke KPN NV	8.375%	10/1/30	3,533	4,985
McGraw Hill Financial Inc.	5.900%	11/15/17	3,485	3,837
McGraw Hill Financial Inc.	6.550%	11/15/37	6,600	6,911
Moody's Corp.	2.750%	7/15/19	2,800	2,814
Moody's Corp.	4.500%	9/1/22	15,250	16,086

Moody's Corp.	4.875%	2/15/24	6,460	6,937
Moody's Corp.	5.250%	7/15/44	3,425	3,571
NBCUniversal Media LLC	2.875%	4/1/16	8,375	8,636
NBCUniversal Media LLC	5.150%	4/30/20	7,885	8,941
NBCUniversal Media LLC	4.375%	4/1/21	19,450	21,216
NBCUniversal Media LLC	2.875%	1/15/23	7,930	7,770
NBCUniversal Media LLC	6.400%	4/30/40	21,950	28,191
NBCUniversal Media LLC	5.950%	4/1/41	7,645	9,332
NBCUniversal Media LLC	4.450%	1/15/43	7,349	7,391
New Cingular Wireless Services Inc.	8.750%	3/1/31	145	221
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,125	2,128
Omnicom Group Inc.	5.900%	4/15/16	750	806
Omnicom Group Inc.	6.250%	7/15/19	20	23
Omnicom Group Inc.	4.450%	8/15/20	21,140	22,711
Omnicom Group Inc.	3.625%	5/1/22	21,518	21,890
Orange SA	2.125%	9/16/15	1,500	1,515
Orange SA	2.750%	9/14/16	7,743	7,971
Orange SA	5.375%	7/8/19	6,175	6,960
Orange SA	4.125%	9/14/21	12,125	12,761
Orange SA	9.000%	3/1/31	20,839	30,702
Orange SA	5.375%	1/13/42	9,325	9,873
Orange SA	5.500%	2/6/44	5,236	5,705
Qwest Corp.	6.500%	6/1/17	4,600	5,089
Qwest Corp.	6.750%	12/1/21	11,500	13,027
Qwest Corp.	7.250%	9/15/25	1,360	1,594
Qwest Corp.	6.875%	9/15/33	11,554	11,554
Qwest Corp.	7.125%	11/15/43	13,775	13,878
Reed Elsevier Capital Inc.	3.125%	10/15/22	18,518	18,093
Rogers Communications Inc.	6.800%	8/15/18	16,175	18,993
Rogers Communications Inc.	3.000%	3/15/23	3,175	3,045
Rogers Communications Inc.	7.500%	8/15/38	725	991
Rogers Communications Inc.	5.000%	3/15/44	19,582	20,183
Scripps Networks Interactive Inc.	2.700%	12/15/16	1,230	1,272
TCI Communications Inc.	7.875%	2/15/26	3,268	4,501
TCI Communications Inc.	7.125%	2/15/28	1,347	1,769
Telefonica Emisiones SAU	3.992%	2/16/16	10,883	11,298
Telefonica Emisiones SAU	6.421%	6/20/16	12,910	14,021
Telefonica Emisiones SAU	6.221%	7/3/17	241	268
Telefonica Emisiones SAU	3.192%	4/27/18	15,650	16,122
Telefonica Emisiones SAU	5.877%	7/15/19	8,418	9,571
Telefonica Emisiones SAU	5.134%	4/27/20	10,360	11,337
Telefonica Emisiones SAU	5.462%	2/16/21	21,304	23,653
Telefonica Emisiones SAU	4.570%	4/27/23	13,025	13,545
Telefonica Emisiones SAU	7.045%	6/20/36	9,954	12,480
Telefonica Europe BV	8.250%	9/15/30	11,977	16,271
Thomson Reuters Corp.	1.300%	2/23/17	5,000	4,991
Thomson Reuters Corp.	1.650%	9/29/17	8,100	8,085
Thomson Reuters Corp.	4.700%	10/15/19	1,825	2,008
Thomson Reuters Corp.	4.300%	11/23/23	5,858	6,103
Thomson Reuters Corp.	3.850%	9/29/24	6,900	6,836
Thomson Reuters Corp.	5.500%	8/15/35	7,375	8,056
Thomson Reuters Corp.	5.850%	4/15/40	6,475	7,280
Thomson Reuters Corp.	4.500%	5/23/43	1,500	1,425
Thomson Reuters Corp.	5.650%	11/23/43	5,900	6,529
Time Warner Cable Inc.	5.850%	5/1/17	18,520	20,528
Time Warner Cable Inc.	6.750%	7/1/18	21,940	25,512
Time Warner Cable Inc.	8.750%	2/14/19	7,155	9,011
Time Warner Cable Inc.	8.250%	4/1/19	12,506	15,541

Time Warner Cable Inc.	5.000%	2/1/20	19,545	21,693
Time Warner Cable Inc.	4.125%	2/15/21	1,100	1,166
Time Warner Cable Inc.	4.000%	9/1/21	3,525	3,713
Time Warner Cable Inc.	6.550%	5/1/37	11,621	14,641
Time Warner Cable Inc.	7.300%	7/1/38	4,333	5,893
Time Warner Cable Inc.	6.750%	6/15/39	13,825	17,761
Time Warner Cable Inc.	5.875%	11/15/40	25,212	29,538
Time Warner Cable Inc.	5.500%	9/1/41	8,050	9,035
Time Warner Cable Inc.	4.500%	9/15/42	6,625	6,527
Time Warner Cos. Inc.	7.570%	2/1/24	1,680	2,150
Time Warner Cos. Inc.	6.950%	1/15/28	985	1,240
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,005	2,672
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,175	10,493
Time Warner Inc.	3.150%	7/15/15	1,715	1,749
Time Warner Inc.	5.875%	11/15/16	18,535	20,334
Time Warner Inc.	2.100%	6/1/19	10,525	10,352
Time Warner Inc.	4.875%	3/15/20	4,115	4,545
Time Warner Inc.	4.700%	1/15/21	4,420	4,838
Time Warner Inc.	4.750%	3/29/21	6,876	7,482
Time Warner Inc.	4.000%	1/15/22	3,100	3,230
Time Warner Inc.	4.050%	12/15/23	525	538
Time Warner Inc.	3.550%	6/1/24	7,500	7,389
Time Warner Inc.	7.625%	4/15/31	14,390	19,423
Time Warner Inc.	7.700%	5/1/32	13,009	17,826
Time Warner Inc.	6.500%	11/15/36	6,650	8,001
Time Warner Inc.	6.200%	3/15/40	4,895	5,716
Time Warner Inc.	6.100%	7/15/40	10,826	12,550
Time Warner Inc.	6.250%	3/29/41	11,315	13,353
Time Warner Inc.	5.375%	10/15/41	2,275	2,427
Time Warner Inc.	5.350%	12/15/43	1,885	2,030
Time Warner Inc.	4.650%	6/1/44	8,110	7,838
Verizon Communications Inc.	5.550%	2/15/16	5,217	5,544
Verizon Communications Inc.	3.000%	4/1/16	13,052	13,457
Verizon Communications Inc.	2.500%	9/15/16	19,325	19,820
Verizon Communications Inc.	1.350%	6/9/17	9,500	9,449
Verizon Communications Inc.	1.100%	11/1/17	2,300	2,265
Verizon Communications Inc.	5.500%	2/15/18	21,597	24,146
Verizon Communications Inc.	6.100%	4/15/18	4,089	4,660
Verizon Communications Inc.	3.650%	9/14/18	35,589	37,452
Verizon Communications Inc.	8.750%	11/1/18	3,487	4,343
Verizon Communications Inc.	6.350%	4/1/19	55,891	64,943
8 Verizon Communications Inc.	2.625%	2/21/20	17,556	17,337
Verizon Communications Inc.	4.500%	9/15/20	24,720	26,676
Verizon Communications Inc.	3.450%	3/15/21	7,125	7,222
Verizon Communications Inc.	4.600%	4/1/21	12,900	14,035
Verizon Communications Inc.	3.500%	11/1/21	11,950	12,074
Verizon Communications Inc.	2.450%	11/1/22	18,925	17,582
Verizon Communications Inc.	5.150%	9/15/23	100,465	111,120
Verizon Communications Inc.	4.150%	3/15/24	7,700	7,928
Verizon Communications Inc.	7.750%	12/1/30	11,401	15,632
Verizon Communications Inc.	6.400%	9/15/33	35,612	43,332
Verizon Communications Inc.	5.050%	3/15/34	9,225	9,737
Verizon Communications Inc.	5.850%	9/15/35	9,565	10,904
Verizon Communications Inc.	6.250%	4/1/37	895	1,070
Verizon Communications Inc.	6.400%	2/15/38	9,602	11,525
Verizon Communications Inc.	6.900%	4/15/38	19,515	25,014
Verizon Communications Inc.	6.000%	4/1/41	22,000	25,482
Verizon Communications Inc.	4.750%	11/1/41	5,790	5,760

Verizon Communications Inc.	3.850%	11/1/42	4,250	3,711
Verizon Communications Inc.	6.550%	9/15/43	99,281	122,613
8 Verizon Communications Inc.	4.862%	8/21/46	25,561	25,716
8 Verizon Communications Inc.	5.012%	8/21/54	45,326	45,541
Verizon Maryland LLC	5.125%	6/15/33	1,955	2,015
Verizon New England Inc.	7.875%	11/15/29	1,385	1,770
Verizon New York Inc.	7.375%	4/1/32	9,262	11,419
Viacom Inc.	6.250%	4/30/16	3,525	3,813
Viacom Inc.	2.500%	12/15/16	3,250	3,340
Viacom Inc.	3.500%	4/1/17	12,025	12,620
Viacom Inc.	6.125%	10/5/17	6,405	7,235
Viacom Inc.	2.500%	9/1/18	175	177
Viacom Inc.	2.200%	4/1/19	12,100	12,020
Viacom Inc.	5.625%	9/15/19	14,810	16,837
Viacom Inc.	3.875%	12/15/21	1,250	1,295
Viacom Inc.	4.250%	9/1/23	2,154	2,219
Viacom Inc.	3.875%	4/1/24	6,000	5,977
Viacom Inc.	6.875%	4/30/36	9,636	12,057
Viacom Inc.	4.500%	2/27/42	3,425	3,203
Viacom Inc.	4.375%	3/15/43	1,228	1,120
Viacom Inc.	5.850%	9/1/43	9,140	10,164
Viacom Inc.	5.250%	4/1/44	10,350	10,724
Vodafone Group plc	5.625%	2/27/17	13,056	14,319
Vodafone Group plc	1.625%	3/20/17	24,025	24,072
Vodafone Group plc	1.250%	9/26/17	20,065	19,790
Vodafone Group plc	1.500%	2/19/18	3,200	3,158
Vodafone Group plc	4.625%	7/15/18	200	219
Vodafone Group plc	5.450%	6/10/19	14,225	15,978
Vodafone Group plc	4.375%	3/16/21	3,000	3,210
Vodafone Group plc	2.500%	9/26/22	6,025	5,559
Vodafone Group plc	2.950%	2/19/23	9,115	8,605
Vodafone Group plc	7.875%	2/15/30	780	1,046
Vodafone Group plc	6.250%	11/30/32	7,775	9,242
Vodafone Group plc	6.150%	2/27/37	6,513	7,511
Vodafone Group plc	4.375%	2/19/43	9,720	8,936
Walt Disney Co.	0.450%	12/1/15	4,000	3,999
Walt Disney Co.	1.350%	8/16/16	2,200	2,226
Walt Disney Co.	5.625%	9/15/16	5,775	6,312
Walt Disney Co.	1.125%	2/15/17	4,671	4,675
Walt Disney Co.	0.875%	5/30/17	5,725	5,677
Walt Disney Co.	1.100%	12/1/17	10,408	10,295
Walt Disney Co.	5.875%	12/15/17	5,360	6,089
Walt Disney Co.	1.850%	5/30/19	4,975	4,921
Walt Disney Co.	2.750%	8/16/21	7,868	7,964
Walt Disney Co.	2.550%	2/15/22	5,586	5,492
Walt Disney Co.	2.350%	12/1/22	3,268	3,128
Walt Disney Co.	7.000%	3/1/32	1,993	2,770
Walt Disney Co.	4.375%	8/16/41	3,560	3,698
Walt Disney Co.	4.125%	12/1/41	10,525	10,577
Walt Disney Co.	3.700%	12/1/42	5,454	5,096
Walt Disney Co.	4.125%	6/1/44	9,250	9,235
WPP Finance 2010	4.750%	11/21/21	12,689	13,846
WPP Finance 2010	3.625%	9/7/22	10,366	10,445
WPP Finance 2010	3.750%	9/19/24	2,000	1,973
WPP Finance 2010	5.625%	11/15/43	2,000	2,175

Consumer Cyclical (1.5%)
Advance Auto Parts Inc.	4.500%	12/1/23	5,075	5,318

Amazon.com Inc.	0.650%	11/27/15	8,175	8,182
Amazon.com Inc.	1.200%	11/29/17	5,025	4,975
Amazon.com Inc.	2.500%	11/29/22	14,921	14,028
American Honda Finance Corp.	1.125%	10/7/16	8,250	8,276
American Honda Finance Corp.	1.200%	7/14/17	3,600	3,587
American Honda Finance Corp.	2.125%	10/10/18	6,540	6,580
American Honda Finance Corp.	2.250%	8/15/19	9,975	9,936
AutoNation Inc.	6.750%	4/15/18	3,300	3,778
AutoZone Inc.	1.300%	1/13/17	1,350	1,350
AutoZone Inc.	7.125%	8/1/18	7,950	9,349
AutoZone Inc.	3.700%	4/15/22	1,750	1,786
AutoZone Inc.	2.875%	1/15/23	3,560	3,407
AutoZone Inc.	3.125%	7/15/23	375	364
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,475	1,464
Bed Bath & Beyond Inc.	4.915%	8/1/34	2,100	2,087
Bed Bath & Beyond Inc.	5.165%	8/1/44	6,425	6,291
BorgWarner Inc.	4.625%	9/15/20	1,000	1,084
Brinker International Inc.	2.600%	5/15/18	4,675	4,671
Brinker International Inc.	3.875%	5/15/23	9,800	9,569
Carnival Corp.	1.200%	2/5/16	4,650	4,665
Carnival Corp.	1.875%	12/15/17	300	300
Carnival Corp.	3.950%	10/15/20	750	785
Costco Wholesale Corp.	5.500%	3/15/17	11,752	12,967
Costco Wholesale Corp.	1.125%	12/15/17	3,750	3,721
Costco Wholesale Corp.	1.700%	12/15/19	10,188	9,965
Cummins Inc.	3.650%	10/1/23	4,425	4,578
Cummins Inc.	4.875%	10/1/43	5,325	5,873
CVS Health Corp.	3.250%	5/18/15	2,450	2,493
CVS Health Corp.	6.125%	8/15/16	1,161	1,273
CVS Health Corp.	1.200%	12/5/16	500	501
CVS Health Corp.	5.750%	6/1/17	5,707	6,346
CVS Health Corp.	2.250%	12/5/18	18,150	18,225
CVS Health Corp.	4.750%	5/18/20	625	695
CVS Health Corp.	2.750%	12/1/22	10,275	9,813
CVS Health Corp.	4.000%	12/5/23	7,548	7,863
CVS Health Corp.	5.750%	5/15/41	18	21
CVS Health Corp.	5.300%	12/5/43	3,700	4,156
8 Daimler Finance North America LLC	2.625%	9/15/16	5,050	5,197
Daimler Finance North America LLC	8.500%	1/18/31	11,842	17,834
Darden Restaurants Inc.	6.200%	10/15/17	8,200	9,141
Delphi Corp.	4.150%	3/15/24	1,250	1,276
Dollar General Corp.	4.125%	7/15/17	1,250	1,304
Dollar General Corp.	3.250%	4/15/23	17,380	15,530
eBay Inc.	1.625%	10/15/15	9,696	9,808
eBay Inc.	1.350%	7/15/17	11,256	11,227
eBay Inc.	2.200%	8/1/19	9,400	9,295
eBay Inc.	3.250%	10/15/20	3,280	3,353
eBay Inc.	2.875%	8/1/21	8,350	8,152
eBay Inc.	2.600%	7/15/22	3,850	3,632
eBay Inc.	3.450%	8/1/24	5,350	5,191
eBay Inc.	4.000%	7/15/42	3,368	2,932
Expedia Inc.	5.950%	8/15/20	2,400	2,698
Family Dollar Stores Inc.	5.000%	2/1/21	2,550	2,647
Ford Holdings LLC	9.300%	3/1/30	4,525	6,722
Ford Motor Co.	6.625%	10/1/28	5,146	6,222
Ford Motor Co.	6.375%	2/1/29	6,044	7,192
Ford Motor Co.	7.450%	7/16/31	19,720	26,037
Ford Motor Co.	4.750%	1/15/43	4,391	4,368

Ford Motor Co.	7.400%	11/1/46	5,325	7,266
Ford Motor Credit Co. LLC	4.207%	4/15/16	10,150	10,614
Ford Motor Credit Co. LLC	1.700%	5/9/16	7,675	7,738
Ford Motor Credit Co. LLC	3.984%	6/15/16	4,650	4,850
Ford Motor Credit Co. LLC	8.000%	12/15/16	7,835	8,909
Ford Motor Credit Co. LLC	4.250%	2/3/17	6,100	6,465
Ford Motor Credit Co. LLC	3.000%	6/12/17	18,075	18,655
Ford Motor Credit Co. LLC	6.625%	8/15/17	12,573	14,210
Ford Motor Credit Co. LLC	1.724%	12/6/17	10,000	9,945
Ford Motor Credit Co. LLC	2.375%	1/16/18	7,025	7,094
Ford Motor Credit Co. LLC	5.000%	5/15/18	18,220	19,908
Ford Motor Credit Co. LLC	2.875%	10/1/18	8,200	8,358
Ford Motor Credit Co. LLC	2.375%	3/12/19	23,715	23,488
Ford Motor Credit Co. LLC	8.125%	1/15/20	16,275	20,344
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,950	20,416
Ford Motor Credit Co. LLC	5.875%	8/2/21	12,700	14,597
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,500	7,838
Ford Motor Credit Co. LLC	4.375%	8/6/23	21,230	22,197
Gap Inc.	5.950%	4/12/21	14,975	16,983
Home Depot Inc.	5.400%	3/1/16	11,223	11,968
Home Depot Inc.	2.000%	6/15/19	3,350	3,331
Home Depot Inc.	3.950%	9/15/20	4,800	5,208
Home Depot Inc.	4.400%	4/1/21	41,223	45,672
Home Depot Inc.	2.700%	4/1/23	3,675	3,559
Home Depot Inc.	3.750%	2/15/24	9,008	9,373
Home Depot Inc.	5.875%	12/16/36	18,438	22,764
Home Depot Inc.	5.400%	9/15/40	1,918	2,238
Home Depot Inc.	5.950%	4/1/41	15,083	18,762
Home Depot Inc.	4.200%	4/1/43	9,400	9,286
Home Depot Inc.	4.875%	2/15/44	8,075	8,796
Home Depot Inc.	4.400%	3/15/45	3,450	3,482
Host Hotels & Resorts LP	6.000%	10/1/21	11,075	12,625
Host Hotels & Resorts LP	5.250%	3/15/22	5,000	5,469
Host Hotels & Resorts LP	4.750%	3/1/23	7,450	7,850
Host Hotels & Resorts LP	3.750%	10/15/23	1,710	1,684
Hyatt Hotels Corp.	3.875%	8/15/16	1,475	1,546
Hyatt Hotels Corp.	5.375%	8/15/21	1,322	1,485
Hyatt Hotels Corp.	3.375%	7/15/23	2,881	2,804
International Game Technology	7.500%	6/15/19	3,625	4,103
International Game Technology	5.500%	6/15/20	2,525	2,668
Johnson Controls Inc.	5.500%	1/15/16	2,900	3,074
Johnson Controls Inc.	5.000%	3/30/20	21,287	23,671
Johnson Controls Inc.	3.750%	12/1/21	50	51
Johnson Controls Inc.	6.000%	1/15/36	2,100	2,463
Johnson Controls Inc.	5.700%	3/1/41	1,300	1,488
Johnson Controls Inc.	5.250%	12/1/41	5,183	5,597
Johnson Controls Inc.	4.625%	7/2/44	1,000	979
Johnson Controls Inc.	4.950%	7/2/64	2,300	2,256
Kohl's Corp.	6.250%	12/15/17	2,725	3,081
Kohl's Corp.	4.000%	11/1/21	5,725	5,982
Kohl's Corp.	3.250%	2/1/23	2,518	2,438
Kohl's Corp.	6.000%	1/15/33	3,982	4,377
Kohl's Corp.	6.875%	12/15/37	743	909
Lowe's Cos. Inc.	5.000%	10/15/15	20	21
Lowe's Cos. Inc.	2.125%	4/15/16	150	153
Lowe's Cos. Inc.	5.400%	10/15/16	15,600	16,992
Lowe's Cos. Inc.	1.625%	4/15/17	7,185	7,248
Lowe's Cos. Inc.	6.100%	9/15/17	3,350	3,796

Lowe's Cos. Inc.	4.625%	4/15/20	75	83
Lowe's Cos. Inc.	3.800%	11/15/21	2,575	2,724
Lowe's Cos. Inc.	3.120%	4/15/22	5,200	5,268
Lowe's Cos. Inc.	3.875%	9/15/23	8,683	9,154
Lowe's Cos. Inc.	3.125%	9/15/24	2,175	2,131
Lowe's Cos. Inc.	6.875%	2/15/28	560	718
Lowe's Cos. Inc.	6.500%	3/15/29	3,694	4,610
Lowe's Cos. Inc.	5.500%	10/15/35	318	374
Lowe's Cos. Inc.	5.800%	10/15/36	8,549	10,248
Lowe's Cos. Inc.	5.800%	4/15/40	1,075	1,298
Lowe's Cos. Inc.	5.125%	11/15/41	5,750	6,471
Lowe's Cos. Inc.	4.650%	4/15/42	11,368	11,886
Lowe's Cos. Inc.	5.000%	9/15/43	1,825	2,015
Lowe's Cos. Inc.	4.250%	9/15/44	4,325	4,229
Macy's Retail Holdings Inc.	5.900%	12/1/16	10,015	11,010
Macy's Retail Holdings Inc.	7.450%	7/15/17	4,950	5,701
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,800	8,106
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,654	1,581
Macy's Retail Holdings Inc.	6.650%	7/15/24	80	97
Macy's Retail Holdings Inc.	6.900%	4/1/29	14,858	18,782
Macy's Retail Holdings Inc.	6.900%	1/15/32	25	32
Macy's Retail Holdings Inc.	6.700%	7/15/34	268	341
Macy's Retail Holdings Inc.	6.375%	3/15/37	8,925	11,021
Macy's Retail Holdings Inc.	5.125%	1/15/42	1,700	1,780
Macy's Retail Holdings Inc.	4.300%	2/15/43	893	822
8 Marks & Spencer plc	6.250%	12/1/17	250	278
Marriott International Inc.	6.200%	6/15/16	1,500	1,625
Marriott International Inc.	6.375%	6/15/17	1,750	1,968
Marriott International Inc.	3.000%	3/1/19	2,300	2,362
Marriott International Inc.	3.375%	10/15/20	9,658	9,927
MasterCard Inc.	2.000%	4/1/19	4,875	4,847
MasterCard Inc.	3.375%	4/1/24	8,700	8,799
McDonald's Corp.	0.750%	5/29/15	2,750	2,758
McDonald's Corp.	5.300%	3/15/17	3,350	3,685
McDonald's Corp.	5.800%	10/15/17	5,580	6,285
McDonald's Corp.	5.350%	3/1/18	8,425	9,426
McDonald's Corp.	5.000%	2/1/19	3,150	3,536
McDonald's Corp.	1.875%	5/29/19	7,100	7,031
McDonald's Corp.	3.500%	7/15/20	100	105
McDonald's Corp.	2.625%	1/15/22	1,030	1,020
McDonald's Corp.	3.250%	6/10/24	600	594
McDonald's Corp.	6.300%	10/15/37	3,628	4,629
McDonald's Corp.	6.300%	3/1/38	8,800	11,313
McDonald's Corp.	5.700%	2/1/39	6,452	7,824
McDonald's Corp.	3.700%	2/15/42	4,469	4,071
McDonald's Corp.	3.625%	5/1/43	6,833	6,095
MDC Holdings Inc.	6.000%	1/15/43	2,850	2,620
NIKE Inc.	2.250%	5/1/23	805	762
NIKE Inc.	3.625%	5/1/43	1,718	1,616
Nordstrom Inc.	6.250%	1/15/18	8,075	9,203
Nordstrom Inc.	4.750%	5/1/20	2,875	3,168
Nordstrom Inc.	4.000%	10/15/21	14,516	15,531
Nordstrom Inc.	6.950%	3/15/28	2,925	3,793
Nordstrom Inc.	5.000%	1/15/44	4,410	4,741
NVR Inc.	3.950%	9/15/22	3,813	3,846
O'Reilly Automotive Inc.	4.875%	1/14/21	900	982
O'Reilly Automotive Inc.	4.625%	9/15/21	5,343	5,795
O'Reilly Automotive Inc.	3.800%	9/1/22	4,881	4,987

O'Reilly Automotive Inc.	3.850%	6/15/23	1,400	1,429
PACCAR Financial Corp.	0.800%	2/8/16	3,650	3,660
PACCAR Financial Corp.	1.150%	8/16/16	10,000	10,086
PACCAR Financial Corp.	1.600%	3/15/17	1,165	1,177
PACCAR Financial Corp.	1.100%	6/6/17	500	498
PACCAR Financial Corp.	2.200%	9/15/19	2,300	2,305
QVC Inc.	3.125%	4/1/19	3,100	3,110
QVC Inc.	5.125%	7/2/22	910	956
QVC Inc.	4.375%	3/15/23	1,050	1,046
QVC Inc.	4.850%	4/1/24	6,058	6,195
8 QVC Inc.	5.450%	8/15/34	2,750	2,706
QVC Inc.	5.950%	3/15/43	4,478	4,690
Ralph Lauren Corp.	2.125%	9/26/18	2,900	2,922
Ross Stores Inc.	3.375%	9/15/24	2,100	2,088
Signet UK Finance plc	4.700%	6/15/24	2,475	2,492
Staples Inc.	2.750%	1/12/18	9,600	9,718
Staples Inc.	4.375%	1/12/23	3,700	3,667
Starbucks Corp.	0.875%	12/5/16	6,725	6,723
Starbucks Corp.	2.000%	12/5/18	4,600	4,632
Starbucks Corp.	3.850%	10/1/23	5,500	5,754
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	10	12
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	3,116	2,989
Target Corp.	5.875%	7/15/16	9,600	10,463
Target Corp.	5.375%	5/1/17	9,100	10,056
Target Corp.	6.000%	1/15/18	5,750	6,511
Target Corp.	2.300%	6/26/19	4,960	4,963
Target Corp.	3.875%	7/15/20	2,650	2,838
Target Corp.	2.900%	1/15/22	8,390	8,322
Target Corp.	3.500%	7/1/24	8,800	8,804
Target Corp.	6.350%	11/1/32	7,645	9,719
Target Corp.	6.500%	10/15/37	8,117	10,424
Target Corp.	4.000%	7/1/42	12,450	11,498
8 Tiffany & Co.	3.800%	10/1/24	1,625	1,622
8 Tiffany & Co.	4.900%	10/1/44	2,400	2,402
TJX Cos. Inc.	6.950%	4/15/19	17,610	21,111
TJX Cos. Inc.	2.750%	6/15/21	2,075	2,064
TJX Cos. Inc.	2.500%	5/15/23	50	48
Toyota Motor Credit Corp.	2.800%	1/11/16	2,000	2,055
Toyota Motor Credit Corp.	2.000%	9/15/16	8,750	8,929
Toyota Motor Credit Corp.	2.050%	1/12/17	18,400	18,811
Toyota Motor Credit Corp.	1.125%	5/16/17	4,000	3,986
Toyota Motor Credit Corp.	1.250%	10/5/17	6,300	6,253
Toyota Motor Credit Corp.	1.375%	1/10/18	14,000	13,884
Toyota Motor Credit Corp.	2.000%	10/24/18	5,875	5,890
Toyota Motor Credit Corp.	2.100%	1/17/19	4,675	4,685
Toyota Motor Credit Corp.	2.125%	7/18/19	14,925	14,871
Toyota Motor Credit Corp.	4.500%	6/17/20	5,400	5,954
Toyota Motor Credit Corp.	4.250%	1/11/21	4,075	4,443
Toyota Motor Credit Corp.	2.750%	5/17/21	7,250	7,267
Toyota Motor Credit Corp.	3.400%	9/15/21	8,219	8,474
Toyota Motor Credit Corp.	3.300%	1/12/22	16,890	17,359
Toyota Motor Credit Corp.	2.625%	1/10/23	13,625	13,268
VF Corp.	5.950%	11/1/17	2,700	3,073
VF Corp.	3.500%	9/1/21	8,000	8,404
VF Corp.	6.450%	11/1/37	2,416	3,144
Wal-Mart Stores Inc.	1.500%	10/25/15	22,460	22,720
Wal-Mart Stores Inc.	2.800%	4/15/16	350	362
Wal-Mart Stores Inc.	5.375%	4/5/17	2,150	2,371

Wal-Mart Stores Inc.	5.800%	2/15/18	13,650	15,509
Wal-Mart Stores Inc.	1.125%	4/11/18	50	49
Wal-Mart Stores Inc.	3.625%	7/8/20	38,550	40,978
Wal-Mart Stores Inc.	3.250%	10/25/20	29,950	31,195
Wal-Mart Stores Inc.	4.250%	4/15/21	17,044	18,719
Wal-Mart Stores Inc.	2.550%	4/11/23	10,620	10,182
Wal-Mart Stores Inc.	3.300%	4/22/24	720	728
Wal-Mart Stores Inc.	5.875%	4/5/27	18,980	23,636
Wal-Mart Stores Inc.	7.550%	2/15/30	13,390	19,126
Wal-Mart Stores Inc.	5.250%	9/1/35	6,351	7,395
Wal-Mart Stores Inc.	6.500%	8/15/37	29,461	39,072
Wal-Mart Stores Inc.	6.200%	4/15/38	5,819	7,441
Wal-Mart Stores Inc.	5.625%	4/1/40	5,400	6,593
Wal-Mart Stores Inc.	4.875%	7/8/40	3,625	3,963
Wal-Mart Stores Inc.	5.000%	10/25/40	4,000	4,522
Wal-Mart Stores Inc.	5.625%	4/15/41	31,663	38,240
Wal-Mart Stores Inc.	4.000%	4/11/43	9,431	9,159
Wal-Mart Stores Inc.	4.750%	10/2/43	10,440	11,298
Wal-Mart Stores Inc.	4.300%	4/22/44	4,000	4,024
Walgreen Co.	1.800%	9/15/17	3,870	3,885
Walgreen Co.	5.250%	1/15/19	4,125	4,587
Walgreen Co.	3.100%	9/15/22	9,778	9,446
Walgreen Co.	4.400%	9/15/42	7,475	6,958
Western Union Co.	5.930%	10/1/16	3,525	3,846
Western Union Co.	5.253%	4/1/20	3,946	4,312
Western Union Co.	6.200%	11/17/36	5,973	6,152
Western Union Co.	6.200%	6/21/40	5,225	5,358
Wyndham Worldwide Corp.	2.950%	3/1/17	900	925
Wyndham Worldwide Corp.	2.500%	3/1/18	1,150	1,153
Wyndham Worldwide Corp.	4.250%	3/1/22	10,558	10,669
Wyndham Worldwide Corp.	3.900%	3/1/23	1,300	1,279
Yum! Brands Inc.	6.250%	4/15/16	3,535	3,804
Yum! Brands Inc.	6.250%	3/15/18	1,325	1,499
Yum! Brands Inc.	3.875%	11/1/20	860	896

Consumer Noncyclical (3.4%)
Abbott Laboratories	5.125%	4/1/19	19,951	22,493
Abbott Laboratories	4.125%	5/27/20	9,478	10,297
Abbott Laboratories	6.150%	11/30/37	3,861	5,020
Abbott Laboratories	6.000%	4/1/39	1,175	1,504
Abbott Laboratories	5.300%	5/27/40	693	822
AbbVie Inc.	1.200%	11/6/15	25,375	25,469
AbbVie Inc.	1.750%	11/6/17	28,425	28,328
AbbVie Inc.	2.000%	11/6/18	12,350	12,160
AbbVie Inc.	2.900%	11/6/22	25,113	23,983
AbbVie Inc.	4.400%	11/6/42	22,269	20,791
8 Actavis Funding SCS	1.300%	6/15/17	13,600	13,374
8 Actavis Funding SCS	3.850%	6/15/24	4,475	4,329
8 Actavis Funding SCS	4.850%	6/15/44	13,040	12,281
Actavis Inc.	1.875%	10/1/17	9,065	8,987
Actavis Inc.	6.125%	8/15/19	5,875	6,673
Actavis Inc.	3.250%	10/1/22	18,117	17,418
Actavis Inc.	4.625%	10/1/42	5,450	4,987
Allergan Inc.	5.750%	4/1/16	4,495	4,794
Allergan Inc.	3.375%	9/15/20	2,535	2,505
Allergan Inc.	2.800%	3/15/23	3,125	2,795
Altria Group Inc.	9.700%	11/10/18	7,333	9,454
Altria Group Inc.	9.250%	8/6/19	11,235	14,627

Altria Group Inc.	4.750%	5/5/21	12,860	14,040
Altria Group Inc.	2.850%	8/9/22	15,050	14,419
Altria Group Inc.	2.950%	5/2/23	7,860	7,494
Altria Group Inc.	4.000%	1/31/24	7,690	7,842
Altria Group Inc.	9.950%	11/10/38	5,484	9,079
Altria Group Inc.	10.200%	2/6/39	12,135	20,571
Altria Group Inc.	4.250%	8/9/42	15,746	14,346
Altria Group Inc.	4.500%	5/2/43	10,592	10,015
Altria Group Inc.	5.375%	1/31/44	10,925	11,630
AmerisourceBergen Corp.	4.875%	11/15/19	5,380	5,991
AmerisourceBergen Corp.	3.500%	11/15/21	4,069	4,189
AmerisourceBergen Corp.	3.400%	5/15/24	5,700	5,666
Amgen Inc.	2.300%	6/15/16	11,630	11,897
Amgen Inc.	2.500%	11/15/16	7,675	7,900
Amgen Inc.	2.125%	5/15/17	6,900	7,018
Amgen Inc.	5.850%	6/1/17	11,120	12,379
Amgen Inc.	5.700%	2/1/19	18,075	20,571
Amgen Inc.	3.450%	10/1/20	7,250	7,510
Amgen Inc.	4.100%	6/15/21	12,155	12,912
Amgen Inc.	3.875%	11/15/21	10,955	11,519
Amgen Inc.	3.625%	5/15/22	12,549	12,775
Amgen Inc.	3.625%	5/22/24	9,690	9,605
Amgen Inc.	6.375%	6/1/37	1,979	2,402
Amgen Inc.	6.900%	6/1/38	11,080	14,397
Amgen Inc.	6.400%	2/1/39	10,297	12,588
Amgen Inc.	5.750%	3/15/40	5,085	5,861
Amgen Inc.	4.950%	10/1/41	2,270	2,376
Amgen Inc.	5.150%	11/15/41	24,180	25,515
Amgen Inc.	5.650%	6/15/42	10,021	11,361
Anheuser-Busch Cos. LLC	5.600%	3/1/17	8,850	9,781
Anheuser-Busch Cos. LLC	5.500%	1/15/18	12,448	13,861
Anheuser-Busch Cos. LLC	6.800%	8/20/32	2,275	2,981
Anheuser-Busch Cos. LLC	5.950%	1/15/33	10	12
Anheuser-Busch Cos. LLC	5.750%	4/1/36	5,995	7,090
Anheuser-Busch Cos. LLC	6.450%	9/1/37	670	862
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	5,200	5,199
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	10,950	10,742
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	20,000	19,896
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	8,450	7,948
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	21,950	22,097
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	9,215	8,489
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	6,400	6,504
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	2,000	2,056
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	11,522	11,510
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	14,962	18,081
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,900	8,284
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	28,707	32,439
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	10,340	11,517
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	6,350	6,893
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	19,399	18,336
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,818	10,312
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	10,603	13,693
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	21,455	19,060
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	618
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	9,932
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,100	5,620
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	5,308
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,618	4,237

Archer-Daniels-Midland Co.	5.765%	3/1/41	8,285	10,153
Archer-Daniels-Midland Co.	4.535%	3/26/42	18	19
Archer-Daniels-Midland Co.	4.016%	4/16/43	3,565	3,397
5 Ascension Health Alliance	4.847%	11/15/53	9,100	10,118
AstraZeneca plc	5.900%	9/15/17	3,208	3,611
AstraZeneca plc	1.950%	9/18/19	1,355	1,339
AstraZeneca plc	6.450%	9/15/37	25,861	33,524
AstraZeneca plc	4.000%	9/18/42	9,650	9,050
Avon Products Inc.	2.375%	3/15/16	2,600	2,620
Avon Products Inc.	5.750%	3/1/18	1,982	2,107
Avon Products Inc.	6.500%	3/1/19	655	705
Avon Products Inc.	4.600%	3/15/20	6,550	6,690
Avon Products Inc.	5.000%	3/15/23	6,225	6,101
Avon Products Inc.	6.950%	3/15/43	2,200	2,201
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	1,000	1,091
Baxter International Inc.	5.900%	9/1/16	1,700	1,860
Baxter International Inc.	5.375%	6/1/18	5,000	5,622
Baxter International Inc.	1.850%	6/15/18	10,675	10,623
Baxter International Inc.	2.400%	8/15/22	3,895	3,679
Baxter International Inc.	3.200%	6/15/23	5,000	4,953
Baxter International Inc.	6.250%	12/1/37	3,925	5,044
Baxter International Inc.	3.650%	8/15/42	6,278	5,681
Beam Suntory Inc.	5.375%	1/15/16	5	5
Beam Suntory Inc.	1.875%	5/15/17	1,025	1,031
Beam Suntory Inc.	1.750%	6/15/18	275	270
Beam Suntory Inc.	3.250%	5/15/22	2,050	2,043
Beam Suntory Inc.	3.250%	6/15/23	550	536
Becton Dickinson & Co.	1.750%	11/8/16	1,700	1,730
Becton Dickinson & Co.	5.000%	5/15/19	1,475	1,654
Becton Dickinson & Co.	3.250%	11/12/20	6,325	6,579
Becton Dickinson & Co.	3.125%	11/8/21	15,193	15,544
Becton Dickinson & Co.	6.000%	5/15/39	1,000	1,251
Becton Dickinson & Co.	5.000%	11/12/40	175	194
Biogen Idec Inc.	6.875%	3/1/18	12,825	14,920
Boston Scientific Corp.	6.250%	11/15/15	12,151	12,889
Boston Scientific Corp.	5.125%	1/12/17	10,000	10,767
Boston Scientific Corp.	2.650%	10/1/18	5,250	5,292
Boston Scientific Corp.	6.000%	1/15/20	6,879	7,853
Boston Scientific Corp.	4.125%	10/1/23	5,150	5,279
Boston Scientific Corp.	7.000%	11/15/35	6,400	8,332
Boston Scientific Corp.	7.375%	1/15/40	2,175	3,012
Bottling Group LLC	5.500%	4/1/16	19,185	20,567
Bottling Group LLC	5.125%	1/15/19	5,425	6,076
Bristol-Myers Squibb Co.	0.875%	8/1/17	6,875	6,790
Bristol-Myers Squibb Co.	1.750%	3/1/19	1,750	1,728
Bristol-Myers Squibb Co.	2.000%	8/1/22	5,084	4,707
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	519
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,975	2,983
Bristol-Myers Squibb Co.	6.800%	11/15/26	290	386
Bristol-Myers Squibb Co.	5.875%	11/15/36	13,857	16,942
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,468	3,147
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,411	3,692
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,442
Brown-Forman Corp.	1.000%	1/15/18	1,275	1,246
Brown-Forman Corp.	2.250%	1/15/23	2,435	2,269
Brown-Forman Corp.	3.750%	1/15/43	2,675	2,521
Bunge Ltd. Finance Corp.	4.100%	3/15/16	3,750	3,911

Bunge Ltd. Finance Corp.	8.500%	6/15/19	14,450	17,941
Campbell Soup Co.	3.050%	7/15/17	1,275	1,328
Campbell Soup Co.	4.250%	4/15/21	3,850	4,137
Campbell Soup Co.	2.500%	8/2/22	3,575	3,380
Campbell Soup Co.	3.800%	8/2/42	3,228	2,796
Cardinal Health Inc.	1.700%	3/15/18	2,505	2,483
Cardinal Health Inc.	4.625%	12/15/20	14,340	15,627
Cardinal Health Inc.	3.200%	6/15/22	2,545	2,510
Cardinal Health Inc.	3.200%	3/15/23	6,183	6,055
Cardinal Health Inc.	4.600%	3/15/43	2,125	2,161
CareFusion Corp.	6.375%	8/1/19	10,482	12,007
5 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,250	9,028
Celgene Corp.	2.450%	10/15/15	2,150	2,188
Celgene Corp.	1.900%	8/15/17	2,175	2,192
Celgene Corp.	2.300%	8/15/18	1,075	1,080
Celgene Corp.	2.250%	5/15/19	5,750	5,731
Celgene Corp.	3.950%	10/15/20	1,325	1,404
Celgene Corp.	3.250%	8/15/22	26,475	26,267
Celgene Corp.	4.000%	8/15/23	2,500	2,590
Celgene Corp.	3.625%	5/15/24	6,375	6,324
Celgene Corp.	5.700%	10/15/40	1,650	1,903
Celgene Corp.	5.250%	8/15/43	5,000	5,445
Celgene Corp.	4.625%	5/15/44	8,600	8,397
Church & Dwight Co. Inc.	3.350%	12/15/15	2,375	2,453
Cleveland Clinic Foundation	4.858%	1/1/14	14,650	14,514
Clorox Co.	3.550%	11/1/15	1,825	1,881
Clorox Co.	5.950%	10/15/17	15,415	17,401
Clorox Co.	3.800%	11/15/21	100	105
Clorox Co.	3.050%	9/15/22	225	223
Coca-Cola Co.	1.500%	11/15/15	11,645	11,778
Coca-Cola Co.	1.800%	9/1/16	10,600	10,813
Coca-Cola Co.	5.350%	11/15/17	5,845	6,531
Coca-Cola Co.	1.150%	4/1/18	5,344	5,261
Coca-Cola Co.	1.650%	11/1/18	29,020	28,865
Coca-Cola Co.	4.875%	3/15/19	11,175	12,569
Coca-Cola Co.	2.450%	11/1/20	9,405	9,439
Coca-Cola Co.	3.150%	11/15/20	8,100	8,436
Coca-Cola Co.	3.300%	9/1/21	4,438	4,609
Coca-Cola Co.	3.200%	11/1/23	4,414	4,419
Coca-Cola Enterprises Inc.	3.500%	9/15/20	3,550	3,672
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,599
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	450	454
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,550	1,682
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	12,901
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	15,650	17,373
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,150	2,241
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	6,361	8,555
Colgate-Palmolive Co.	3.150%	8/5/15	75	77
Colgate-Palmolive Co.	1.300%	1/15/17	7,175	7,231
Colgate-Palmolive Co.	2.625%	5/1/17	700	726
Colgate-Palmolive Co.	2.450%	11/15/21	3,500	3,472
Colgate-Palmolive Co.	1.950%	2/1/23	1,750	1,628
Colgate-Palmolive Co.	2.100%	5/1/23	5,125	4,803
Colgate-Palmolive Co.	3.250%	3/15/24	4,625	4,668
ConAgra Foods Inc.	1.300%	1/25/16	650	652
ConAgra Foods Inc.	5.819%	6/15/17	581	641
ConAgra Foods Inc.	1.900%	1/25/18	16,720	16,621
ConAgra Foods Inc.	7.000%	4/15/19	634	746

ConAgra Foods Inc.	3.250%	9/15/22	9,912	9,624
ConAgra Foods Inc.	3.200%	1/25/23	8,198	7,848
ConAgra Foods Inc.	7.125%	10/1/26	3,245	4,051
ConAgra Foods Inc.	7.000%	10/1/28	1,020	1,288
ConAgra Foods Inc.	8.250%	9/15/30	4,799	6,808
ConAgra Foods Inc.	6.625%	8/15/39	4,583	5,618
ConAgra Foods Inc.	4.650%	1/25/43	5,809	5,636
Covidien International Finance SA	6.000%	10/15/17	4,973	5,619
Covidien International Finance SA	3.200%	6/15/22	10,425	10,486
Covidien International Finance SA	2.950%	6/15/23	7,900	7,632
Covidien International Finance SA	6.550%	10/15/37	8,681	11,204
CR Bard Inc.	1.375%	1/15/18	3,350	3,312
CR Bard Inc.	6.700%	12/1/26	5,250	6,731
Delhaize Group SA	6.500%	6/15/17	3,700	4,143
Delhaize Group SA	4.125%	4/10/19	500	526
Delhaize Group SA	5.700%	10/1/40	5,550	5,814
DENTSPLY International Inc.	2.750%	8/15/16	2,800	2,883
DENTSPLY International Inc.	4.125%	8/15/21	1,575	1,650
Diageo Capital plc	0.625%	4/29/16	5,700	5,690
Diageo Capital plc	5.500%	9/30/16	1,275	1,389
Diageo Capital plc	1.500%	5/11/17	13,245	13,325
Diageo Capital plc	5.750%	10/23/17	4,687	5,273
Diageo Capital plc	1.125%	4/29/18	3,267	3,191
Diageo Capital plc	4.828%	7/15/20	1,830	2,043
Diageo Capital plc	2.625%	4/29/23	15,896	15,050
Diageo Capital plc	5.875%	9/30/36	1,997	2,407
Diageo Capital plc	3.875%	4/29/43	5,000	4,654
Diageo Finance BV	3.250%	1/15/15	375	378
Diageo Finance BV	5.300%	10/28/15	8,301	8,734
Diageo Investment Corp.	2.875%	5/11/22	13,675	13,400
Diageo Investment Corp.	7.450%	4/15/35	1,250	1,771
Diageo Investment Corp.	4.250%	5/11/42	4,447	4,363
Dignity Health California GO	3.125%	11/1/22	2,100	1,995
Dignity Health California GO	4.500%	11/1/42	8,325	7,961
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,150	1,181
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,847	6,803
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	6,050	6,129
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	275	268
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	10,549	10,653
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	2,475	2,390
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,331
Edwards Lifesciences Corp.	2.875%	10/15/18	1,550	1,572
Eli Lilly & Co.	5.200%	3/15/17	7,775	8,533
Eli Lilly & Co.	1.950%	3/15/19	8,475	8,440
Eli Lilly & Co.	7.125%	6/1/25	220	291
Eli Lilly & Co.	5.500%	3/15/27	5,768	6,896
Eli Lilly & Co.	6.770%	1/1/36	1,440	1,926
Eli Lilly & Co.	5.550%	3/15/37	3,854	4,622
Eli Lilly & Co.	5.950%	11/15/37	700	887
Eli Lilly & Co.	4.650%	6/15/44	6,700	7,120
Energizer Holdings Inc.	4.700%	5/19/21	3,685	3,800
Energizer Holdings Inc.	4.700%	5/24/22	938	966
Estee Lauder Cos. Inc.	2.350%	8/15/22	2,500	2,391
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,042	3,683
Estee Lauder Cos. Inc.	3.700%	8/15/42	5,144	4,720
Express Scripts Holding Co.	3.125%	5/15/16	7,550	7,826
Express Scripts Holding Co.	2.650%	2/15/17	24,525	25,234
Express Scripts Holding Co.	7.250%	6/15/19	1,945	2,351

Express Scripts Holding Co.	4.750%	11/15/21	13,871	15,152
Express Scripts Holding Co.	3.900%	2/15/22	20,642	21,317
Express Scripts Holding Co.	6.125%	11/15/41	4,196	5,104
Flowers Foods Inc.	4.375%	4/1/22	2,400	2,511
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,000	931
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	4,100	3,828
Genentech Inc.	5.250%	7/15/35	3,625	4,219
General Mills Inc.	0.875%	1/29/16	250	251
General Mills Inc.	5.700%	2/15/17	29,635	32,720
General Mills Inc.	5.650%	2/15/19	18,317	20,822
General Mills Inc.	3.150%	12/15/21	11,278	11,464
General Mills Inc.	5.400%	6/15/40	550	625
General Mills Inc.	4.150%	2/15/43	375	362
Gilead Sciences Inc.	3.050%	12/1/16	6,975	7,262
Gilead Sciences Inc.	2.050%	4/1/19	4,430	4,393
Gilead Sciences Inc.	4.500%	4/1/21	10,656	11,649
Gilead Sciences Inc.	4.400%	12/1/21	18,213	19,901
Gilead Sciences Inc.	3.700%	4/1/24	16,253	16,561
Gilead Sciences Inc.	5.650%	12/1/41	7,985	9,396
Gilead Sciences Inc.	4.800%	4/1/44	19,490	20,492
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	9,625	9,634
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	19,033	21,548
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,005	8,705
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,618	4,232
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	23,719	30,704
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	6,300	6,152
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,000	1,007
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,916	7,781
Hasbro Inc.	6.300%	9/15/17	4,800	5,398
Hasbro Inc.	6.350%	3/15/40	9,326	11,076
Hasbro Inc.	5.100%	5/15/44	3,750	3,852
Hershey Co.	5.450%	9/1/16	1,275	1,391
Hershey Co.	4.125%	12/1/20	3,360	3,661
Hershey Co.	2.625%	5/1/23	2,150	2,081
Hillshire Brands Co.	4.100%	9/15/20	187	194
Hormel Foods Corp.	4.125%	4/15/21	1,300	1,413
Ingredion Inc.	3.200%	11/1/15	650	665
Ingredion Inc.	4.625%	11/1/20	920	989
Ingredion Inc.	6.625%	4/15/37	1,175	1,456
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,000	978
JM Smucker Co.	3.500%	10/15/21	2,200	2,276
Johnson & Johnson	5.550%	8/15/17	4,695	5,275
Johnson & Johnson	5.150%	7/15/18	5,415	6,095
Johnson & Johnson	1.650%	12/5/18	6,250	6,258
Johnson & Johnson	3.375%	12/5/23	6,150	6,412
Johnson & Johnson	6.950%	9/1/29	4,100	5,747
Johnson & Johnson	4.950%	5/15/33	5,025	5,891
Johnson & Johnson	4.375%	12/5/33	3,525	3,832
Johnson & Johnson	5.950%	8/15/37	5,340	6,887
Johnson & Johnson	5.850%	7/15/38	2,067	2,675
Johnson & Johnson	4.500%	9/1/40	2,355	2,566
Johnson & Johnson	4.850%	5/15/41	20	23
Johnson & Johnson	4.500%	12/5/43	4,975	5,397
Kaiser Foundation Hospitals	3.500%	4/1/22	1,350	1,361
Kaiser Foundation Hospitals	4.875%	4/1/42	3,800	4,180
Kellogg Co.	4.450%	5/30/16	50	53
Kellogg Co.	1.875%	11/17/16	15,850	16,105
Kellogg Co.	3.250%	5/21/18	7,600	7,916

Kellogg Co.	4.150%	11/15/19	1,100	1,184
Kellogg Co.	4.000%	12/15/20	7,125	7,627
Kellogg Co.	7.450%	4/1/31	6,475	8,481
Kimberly-Clark Corp.	6.125%	8/1/17	8,950	10,115
Kimberly-Clark Corp.	6.250%	7/15/18	175	204
Kimberly-Clark Corp.	3.625%	8/1/20	8,424	8,890
Kimberly-Clark Corp.	3.875%	3/1/21	425	460
Kimberly-Clark Corp.	2.400%	3/1/22	5,900	5,761
Kimberly-Clark Corp.	2.400%	6/1/23	4,372	4,149
Kimberly-Clark Corp.	6.625%	8/1/37	1,660	2,246
Kimberly-Clark Corp.	5.300%	3/1/41	6,418	7,590
Kimberly-Clark Corp.	3.700%	6/1/43	2,085	1,944
Koninklijke Philips NV	5.750%	3/11/18	10,325	11,636
Koninklijke Philips NV	3.750%	3/15/22	15,350	15,994
Koninklijke Philips NV	6.875%	3/11/38	5,018	6,717
Koninklijke Philips NV	5.000%	3/15/42	6,450	7,035
Kraft Foods Group Inc.	2.250%	6/5/17	9,000	9,170
Kraft Foods Group Inc.	6.125%	8/23/18	18,666	21,415
Kraft Foods Group Inc.	5.375%	2/10/20	7,888	8,909
Kraft Foods Group Inc.	3.500%	6/6/22	11,486	11,637
Kraft Foods Group Inc.	6.875%	1/26/39	10,708	13,596
Kraft Foods Group Inc.	6.500%	2/9/40	3,180	3,928
Kraft Foods Group Inc.	5.000%	6/4/42	11,903	12,463
Kroger Co.	3.900%	10/1/15	320	330
Kroger Co.	2.200%	1/15/17	400	408
Kroger Co.	6.400%	8/15/17	7,425	8,394
Kroger Co.	6.800%	12/15/18	2,175	2,557
Kroger Co.	2.300%	1/15/19	10,200	10,210
Kroger Co.	6.150%	1/15/20	11,170	13,015
Kroger Co.	3.300%	1/15/21	3,500	3,549
Kroger Co.	3.400%	4/15/22	875	878
Kroger Co.	3.850%	8/1/23	2,525	2,571
Kroger Co.	4.000%	2/1/24	2,750	2,818
Kroger Co.	7.700%	6/1/29	8,200	10,791
Kroger Co.	8.000%	9/15/29	1,435	1,905
Kroger Co.	7.500%	4/1/31	7,570	9,877
Kroger Co.	6.900%	4/15/38	6,318	8,109
Kroger Co.	5.400%	7/15/40	18	20
Kroger Co.	5.000%	4/15/42	925	960
Kroger Co.	5.150%	8/1/43	700	744
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,648
Laboratory Corp. of America Holdings	2.200%	8/23/17	2,355	2,384
Laboratory Corp. of America Holdings	2.500%	11/1/18	2,025	2,035
Laboratory Corp. of America Holdings	3.750%	8/23/22	860	872
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,775	1,825
Life Technologies Corp.	3.500%	1/15/16	12,185	12,578
Life Technologies Corp.	6.000%	3/1/20	4,000	4,624
Life Technologies Corp.	5.000%	1/15/21	2,200	2,442
Lorillard Tobacco Co.	3.500%	8/4/16	11,245	11,680
Lorillard Tobacco Co.	2.300%	8/21/17	175	177
Lorillard Tobacco Co.	8.125%	6/23/19	7,753	9,491
Lorillard Tobacco Co.	6.875%	5/1/20	100	117
Lorillard Tobacco Co.	3.750%	5/20/23	8,325	8,195
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	5,436
Lorillard Tobacco Co.	7.000%	8/4/41	4,375	5,386
Mattel Inc.	2.500%	11/1/16	450	462
Mattel Inc.	1.700%	3/15/18	2,275	2,259
Mattel Inc.	3.150%	3/15/23	800	787

Mattel Inc.	5.450%	11/1/41	1,518	1,644
5 Mayo Clinic	3.774%	11/15/43	7,800	7,185
5 Mayo Clinic	4.000%	11/15/47	4,025	3,895
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,981
McCormick & Co. Inc.	3.500%	9/1/23	1,871	1,921
McKesson Corp.	0.950%	12/4/15	4,675	4,689
McKesson Corp.	3.250%	3/1/16	1,475	1,524
McKesson Corp.	5.700%	3/1/17	1,015	1,115
McKesson Corp.	1.292%	3/10/17	5,000	4,983
McKesson Corp.	7.500%	2/15/19	34	41
McKesson Corp.	2.284%	3/15/19	7,800	7,744
McKesson Corp.	4.750%	3/1/21	14,695	16,380
McKesson Corp.	2.700%	12/15/22	2,050	1,960
McKesson Corp.	3.796%	3/15/24	2,500	2,522
McKesson Corp.	6.000%	3/1/41	4,189	4,934
McKesson Corp.	4.883%	3/15/44	6,000	6,180
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,435	5,997
Mead Johnson Nutrition Co.	5.900%	11/1/39	6,250	7,426
Medco Health Solutions Inc.	7.125%	3/15/18	15,138	17,637
Medtronic Inc.	4.750%	9/15/15	4,500	4,683
Medtronic Inc.	1.375%	4/1/18	13,750	13,550
Medtronic Inc.	5.600%	3/15/19	1,450	1,650
Medtronic Inc.	4.450%	3/15/20	3,570	3,935
Medtronic Inc.	2.750%	4/1/23	16,100	15,455
Medtronic Inc.	3.625%	3/15/24	6,500	6,657
Medtronic Inc.	6.500%	3/15/39	2,445	3,230
Medtronic Inc.	5.550%	3/15/40	4,275	5,123
Medtronic Inc.	4.500%	3/15/42	4,668	4,814
Medtronic Inc.	4.000%	4/1/43	4,700	4,393
Medtronic Inc.	4.625%	3/15/44	3,450	3,552
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	1,250	1,408
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	8,100	7,874
Merck & Co. Inc.	2.250%	1/15/16	34,980	35,695
Merck & Co. Inc.	6.000%	9/15/17	2,200	2,490
Merck & Co. Inc.	1.100%	1/31/18	4,169	4,118
Merck & Co. Inc.	1.300%	5/18/18	12,900	12,730
Merck & Co. Inc.	3.875%	1/15/21	12,575	13,428
Merck & Co. Inc.	2.800%	5/18/23	20,800	20,232
Merck & Co. Inc.	6.500%	12/1/33	4,668	6,216
Merck & Co. Inc.	6.550%	9/15/37	11,263	14,988
Merck & Co. Inc.	3.600%	9/15/42	2,997	2,701
Merck & Co. Inc.	4.150%	5/18/43	9,750	9,582
Merck Sharp & Dohme Corp.	5.000%	6/30/19	5,335	6,013
Merck Sharp & Dohme Corp.	6.400%	3/1/28	8,658	11,214
Merck Sharp & Dohme Corp.	5.950%	12/1/28	2,350	2,913
Merck Sharp & Dohme Corp.	5.750%	11/15/36	5,775	7,109
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,976	2,473
Molson Coors Brewing Co.	2.000%	5/1/17	1,300	1,316
Molson Coors Brewing Co.	3.500%	5/1/22	1,450	1,456
Molson Coors Brewing Co.	5.000%	5/1/42	11,865	11,946
Mondelez International Inc.	4.125%	2/9/16	12,500	13,033
Mondelez International Inc.	6.500%	8/11/17	1,455	1,647
Mondelez International Inc.	6.125%	2/1/18	635	718
Mondelez International Inc.	5.375%	2/10/20	39,681	45,072
Mondelez International Inc.	4.000%	2/1/24	22,500	23,074
Mondelez International Inc.	6.500%	11/1/31	8,615	10,910

Mondelez International Inc.	6.875%	2/1/38	3,363	4,328
Mondelez International Inc.	6.875%	1/26/39	1,300	1,720
Mondelez International Inc.	6.500%	2/9/40	13,230	16,611
Mylan Inc.	1.800%	6/24/16	1,100	1,114
Mylan Inc.	1.350%	11/29/16	20,100	20,118
Mylan Inc.	2.600%	6/24/18	2,600	2,627
Mylan Inc.	2.550%	3/28/19	4,631	4,606
Mylan Inc.	4.200%	11/29/23	14,758	15,102
Mylan Inc.	5.400%	11/29/43	3,550	3,736
Newell Rubbermaid Inc.	2.000%	6/15/15	625	631
Newell Rubbermaid Inc.	2.050%	12/1/17	2,525	2,531
Newell Rubbermaid Inc.	4.700%	8/15/20	735	789
Newell Rubbermaid Inc.	4.000%	6/15/22	450	466
Novant Health Inc.	5.850%	11/1/19	6,125	7,036
Novant Health Inc.	4.371%	11/1/43	7,100	7,027
Novartis Capital Corp.	4.400%	4/24/20	425	471
Novartis Capital Corp.	2.400%	9/21/22	24,969	24,114
Novartis Capital Corp.	3.400%	5/6/24	17,150	17,397
Novartis Capital Corp.	3.700%	9/21/42	3,950	3,705
Novartis Capital Corp.	4.400%	5/6/44	17,638	18,311
Novartis Securities Investment Ltd.	5.125%	2/10/19	12,100	13,617
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	3,450	3,580
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,024	13,380
PepsiAmericas Inc.	4.875%	1/15/15	1,275	1,291
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,175
PepsiCo Inc.	2.500%	5/10/16	10,696	11,005
PepsiCo Inc.	1.250%	8/13/17	5,075	5,059
PepsiCo Inc.	5.000%	6/1/18	14,670	16,278
PepsiCo Inc.	7.900%	11/1/18	4,560	5,603
PepsiCo Inc.	2.250%	1/7/19	11,600	11,724
PepsiCo Inc.	4.500%	1/15/20	7,930	8,774
PepsiCo Inc.	3.125%	11/1/20	75	78
PepsiCo Inc.	3.000%	8/25/21	7,687	7,790
PepsiCo Inc.	2.750%	3/5/22	10,550	10,359
PepsiCo Inc.	2.750%	3/1/23	1,000	965
PepsiCo Inc.	3.600%	3/1/24	7,350	7,536
PepsiCo Inc.	5.500%	1/15/40	9,525	11,220
PepsiCo Inc.	4.875%	11/1/40	4,650	5,018
PepsiCo Inc.	4.000%	3/5/42	7,625	7,172
PepsiCo Inc.	3.600%	8/13/42	3,856	3,400
PerkinElmer Inc.	5.000%	11/15/21	775	842
8 Perrigo Co. plc	2.300%	11/8/18	4,360	4,330
8 Perrigo Co. plc	4.000%	11/15/23	14,425	14,674
8 Perrigo Co. plc	5.300%	11/15/43	1,700	1,789
Pfizer Inc.	5.350%	3/15/15	16,395	16,758
Pfizer Inc.	1.100%	5/15/17	2,450	2,444
Pfizer Inc.	1.500%	6/15/18	5,350	5,316
Pfizer Inc.	6.200%	3/15/19	34,970	40,826
Pfizer Inc.	2.100%	5/15/19	4,950	4,949
Pfizer Inc.	3.000%	6/15/23	6,215	6,142
Pfizer Inc.	3.400%	5/15/24	7,850	7,834
Pfizer Inc.	7.200%	3/15/39	9,836	13,705
Pfizer Inc.	4.300%	6/15/43	1,118	1,117
Pfizer Inc.	4.400%	5/15/44	3,900	3,929
Pharmacia Corp.	6.600%	12/1/28	1,750	2,273
Philip Morris International Inc.	2.500%	5/16/16	2,995	3,080
Philip Morris International Inc.	1.625%	3/20/17	5,450	5,499

Philip Morris International Inc.	1.125%	8/21/17	250	248
Philip Morris International Inc.	5.650%	5/16/18	18,480	20,881
Philip Morris International Inc.	1.875%	1/15/19	12,650	12,541
Philip Morris International Inc.	4.125%	5/17/21	800	867
Philip Morris International Inc.	2.625%	3/6/23	5,200	4,979
Philip Morris International Inc.	3.600%	11/15/23	9,550	9,673
Philip Morris International Inc.	6.375%	5/16/38	19,422	24,342
Philip Morris International Inc.	4.375%	11/15/41	8,750	8,587
Philip Morris International Inc.	4.500%	3/20/42	5,118	5,155
Philip Morris International Inc.	3.875%	8/21/42	7,285	6,626
Philip Morris International Inc.	4.125%	3/4/43	3,150	2,984
Philip Morris International Inc.	4.875%	11/15/43	10,750	11,447
5 Procter & Gamble - Esop	9.360%	1/1/21	5,688	7,118
Procter & Gamble Co.	3.500%	2/15/15	7,900	7,996
Procter & Gamble Co.	1.800%	11/15/15	4,900	4,974
Procter & Gamble Co.	4.850%	12/15/15	1,299	1,367
Procter & Gamble Co.	1.450%	8/15/16	2,700	2,734
Procter & Gamble Co.	1.600%	11/15/18	6,700	6,666
Procter & Gamble Co.	4.700%	2/15/19	3,495	3,896
Procter & Gamble Co.	2.300%	2/6/22	19,150	18,700
Procter & Gamble Co.	6.450%	1/15/26	3,875	5,019
Procter & Gamble Co.	5.500%	2/1/34	6,363	7,781
Procter & Gamble Co.	5.800%	8/15/34	420	529
Procter & Gamble Co.	5.550%	3/5/37	14,915	18,331
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	6,685
Quest Diagnostics Inc.	6.400%	7/1/17	140	158
Quest Diagnostics Inc.	2.700%	4/1/19	6,700	6,735
Quest Diagnostics Inc.	4.750%	1/30/20	2,700	2,916
Quest Diagnostics Inc.	4.700%	4/1/21	1,600	1,732
Quest Diagnostics Inc.	4.250%	4/1/24	4,487	4,559
Quest Diagnostics Inc.	6.950%	7/1/37	4,175	5,172
Quest Diagnostics Inc.	5.750%	1/30/40	18	20
Reynolds American Inc.	6.750%	6/15/17	5,836	6,585
Reynolds American Inc.	4.850%	9/15/23	3,425	3,657
Reynolds American Inc.	7.250%	6/15/37	3,258	4,094
Reynolds American Inc.	4.750%	11/1/42	10,125	9,651
Reynolds American Inc.	6.150%	9/15/43	1,300	1,487
Safeway Inc.	6.350%	8/15/17	571	602
Safeway Inc.	3.950%	8/15/20	1,200	1,211
Safeway Inc.	7.250%	2/1/31	4,327	4,260
Sanofi	2.625%	3/29/16	32,676	33,617
Sanofi	1.250%	4/10/18	12,935	12,734
Sanofi	4.000%	3/29/21	19,203	20,627
St. Jude Medical Inc.	2.500%	1/15/16	915	934
St. Jude Medical Inc.	3.250%	4/15/23	12,725	12,590
St. Jude Medical Inc.	4.750%	4/15/43	6,950	7,066
Stryker Corp.	3.000%	1/15/15	2,100	2,116
Stryker Corp.	2.000%	9/30/16	5,390	5,500
Stryker Corp.	4.375%	1/15/20	1,711	1,867
Stryker Corp.	3.375%	5/15/24	10,650	10,581
Stryker Corp.	4.375%	5/15/44	4,400	4,415
Sysco Corp.	1.450%	10/2/17	7,525	7,537
Sysco Corp.	5.250%	2/12/18	2,125	2,360
Sysco Corp.	2.350%	10/2/19	6,000	5,998
Sysco Corp.	3.000%	10/2/21	9,050	9,042
Sysco Corp.	3.500%	10/2/24	8,675	8,679
Sysco Corp.	4.350%	10/2/34	6,100	6,154
Sysco Corp.	5.375%	9/21/35	6,375	7,292

Sysco Corp.	4.500%	10/2/44	6,350	6,356
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	6,890	7,070
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	9,525	9,689
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	21,525	20,561
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	8,094	9,720
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	10,924	10,668
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,650	6,754
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,615	11,989
Thermo Fisher Scientific Inc.	1.300%	2/1/17	1,550	1,545
Thermo Fisher Scientific Inc.	1.850%	1/15/18	5,110	5,102
Thermo Fisher Scientific Inc.	2.400%	2/1/19	2,995	2,995
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	789
Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,400	11,339
Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,539	1,589
Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,550	2,641
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,700	1,872
Tupperware Brands Corp.	4.750%	6/1/21	2,900	3,086
Tyson Foods Inc.	6.600%	4/1/16	70	76
Tyson Foods Inc.	2.650%	8/15/19	3,300	3,313
Tyson Foods Inc.	4.500%	6/15/22	16,313	17,287
Tyson Foods Inc.	3.950%	8/15/24	5,500	5,493
Tyson Foods Inc.	4.875%	8/15/34	3,600	3,716
Tyson Foods Inc.	5.150%	8/15/44	2,800	2,885
Unilever Capital Corp.	0.450%	7/30/15	450	450
Unilever Capital Corp.	2.750%	2/10/16	200	206
Unilever Capital Corp.	0.850%	8/2/17	5,200	5,140
Unilever Capital Corp.	4.800%	2/15/19	4,486	5,017
Unilever Capital Corp.	2.200%	3/6/19	5,500	5,550
Unilever Capital Corp.	4.250%	2/10/21	6,670	7,333
Unilever Capital Corp.	5.900%	11/15/32	4,125	5,426
UST LLC	5.750%	3/1/18	2,700	3,044
Whirlpool Corp.	1.350%	3/1/17	4,750	4,734
Whirlpool Corp.	4.850%	6/15/21	2,535	2,777
Whirlpool Corp.	4.700%	6/1/22	2,155	2,327
Whirlpool Corp.	4.000%	3/1/24	4,459	4,471
Whirlpool Corp.	5.150%	3/1/43	2,420	2,568
Wyeth LLC	5.500%	2/15/16	2,985	3,183
Wyeth LLC	5.450%	4/1/17	925	1,025
Wyeth LLC	6.450%	2/1/24	1,500	1,875
Wyeth LLC	6.500%	2/1/34	6,200	8,119
Wyeth LLC	6.000%	2/15/36	10,880	13,616
Wyeth LLC	5.950%	4/1/37	19,022	23,069
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,181
Zimmer Holdings Inc.	3.375%	11/30/21	5,175	5,231
Zimmer Holdings Inc.	5.750%	11/30/39	3,958	4,662
Zoetis Inc.	1.150%	2/1/16	14,500	14,518
Zoetis Inc.	1.875%	2/1/18	1,525	1,515
Zoetis Inc.	3.250%	2/1/23	12,235	11,968
Zoetis Inc.	4.700%	2/1/43	3,253	3,241

Energy (2.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,409	4,503
Anadarko Finance Co.	7.500%	5/1/31	7,751	10,497
Anadarko Petroleum Corp.	5.950%	9/15/16	36,756	40,113
Anadarko Petroleum Corp.	6.375%	9/15/17	7,705	8,724
Anadarko Petroleum Corp.	6.450%	9/15/36	10,243	12,466
Anadarko Petroleum Corp.	7.950%	6/15/39	3,475	4,923
Anadarko Petroleum Corp.	6.200%	3/15/40	6,455	7,792

Apache Corp.	5.625%	1/15/17	925	1,016
Apache Corp.	1.750%	4/15/17	800	809
Apache Corp.	6.900%	9/15/18	7,100	8,322
Apache Corp.	3.625%	2/1/21	5,100	5,296
Apache Corp.	3.250%	4/15/22	4,918	4,943
Apache Corp.	6.000%	1/15/37	13,110	15,704
Apache Corp.	5.100%	9/1/40	12,843	13,520
Apache Corp.	5.250%	2/1/42	9,300	9,941
Apache Corp.	4.750%	4/15/43	13,600	13,591
Apache Finance Canada Corp.	7.750%	12/15/29	1,080	1,530
Baker Hughes Inc.	3.200%	8/15/21	5,262	5,395
Baker Hughes Inc.	6.875%	1/15/29	990	1,320
Baker Hughes Inc.	5.125%	9/15/40	15,430	17,424
BJ Services Co.	6.000%	6/1/18	4,450	5,030
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	3,998
Boardwalk Pipelines LP	5.750%	9/15/19	50	55
Boardwalk Pipelines LP	3.375%	2/1/23	5,025	4,651
BP Capital Markets plc	3.125%	10/1/15	19,260	19,759
BP Capital Markets plc	0.700%	11/6/15	6,000	6,003
BP Capital Markets plc	3.200%	3/11/16	20,750	21,489
BP Capital Markets plc	2.248%	11/1/16	11,055	11,341
BP Capital Markets plc	1.846%	5/5/17	17,995	18,201
BP Capital Markets plc	1.375%	11/6/17	3,850	3,832
BP Capital Markets plc	1.375%	5/10/18	14,455	14,179
BP Capital Markets plc	2.241%	9/26/18	4,375	4,399
BP Capital Markets plc	4.750%	3/10/19	10,785	11,881
BP Capital Markets plc	2.237%	5/10/19	13,350	13,253
BP Capital Markets plc	4.742%	3/11/21	17,430	19,234
BP Capital Markets plc	3.561%	11/1/21	13,035	13,419
BP Capital Markets plc	3.245%	5/6/22	12,443	12,394
BP Capital Markets plc	2.500%	11/6/22	16,667	15,665
BP Capital Markets plc	2.750%	5/10/23	16,670	15,779
BP Capital Markets plc	3.994%	9/26/23	4,800	4,987
BP Capital Markets plc	3.814%	2/10/24	3,105	3,156
Buckeye Partners LP	6.050%	1/15/18	360	402
Buckeye Partners LP	2.650%	11/15/18	6,000	5,994
Buckeye Partners LP	4.150%	7/1/23	3,075	3,076
Buckeye Partners LP	5.850%	11/15/43	5,150	5,407
Buckeye Partners LP	5.600%	10/15/44	1,500	1,499
Burlington Resources Finance Co.	7.200%	8/15/31	750	1,036
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	6,091
Cameron International Corp.	1.150%	12/15/16	2,200	2,193
Cameron International Corp.	6.375%	7/15/18	975	1,122
Cameron International Corp.	4.000%	12/15/23	3,200	3,293
Cameron International Corp.	3.700%	6/15/24	3,000	3,004
Cameron International Corp.	7.000%	7/15/38	1,407	1,844
Cameron International Corp.	5.950%	6/1/41	418	490
Cameron International Corp.	5.125%	12/15/43	2,875	3,075
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,625	5,051
Canadian Natural Resources Ltd.	5.700%	5/15/17	13,361	14,812
Canadian Natural Resources Ltd.	3.450%	11/15/21	525	540
Canadian Natural Resources Ltd.	3.800%	4/15/24	1,163	1,186
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,818	6,366
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	7,214
Canadian Natural Resources Ltd.	5.850%	2/1/35	175	204
Canadian Natural Resources Ltd.	6.500%	2/15/37	9,540	12,095
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,570	1,918
Cenovus Energy Inc.	5.700%	10/15/19	4,960	5,692

Cenovus Energy Inc.	3.000%	8/15/22	800	787
Cenovus Energy Inc.	6.750%	11/15/39	22,191	28,839
Cenovus Energy Inc.	4.450%	9/15/42	3,538	3,508
CenterPoint Energy Resources Corp.	6.150%	5/1/16	5,350	5,787
CenterPoint Energy Resources Corp.	4.500%	1/15/21	20,305	22,080
CenterPoint Energy Resources Corp.	6.625%	11/1/37	500	653
CenterPoint Energy Resources Corp.	5.850%	1/15/41	9,250	11,369
Chevron Corp.	0.889%	6/24/16	2,025	2,034
Chevron Corp.	1.104%	12/5/17	6,875	6,809
Chevron Corp.	1.718%	6/24/18	16,165	16,183
Chevron Corp.	4.950%	3/3/19	18,175	20,311
Chevron Corp.	2.427%	6/24/20	5,000	5,054
Chevron Corp.	2.355%	12/5/22	9,961	9,502
Chevron Corp.	3.191%	6/24/23	2,000	2,015
ConocoPhillips	6.650%	7/15/18	35	41
ConocoPhillips	5.750%	2/1/19	29,470	33,613
ConocoPhillips	5.900%	10/15/32	11,001	13,742
ConocoPhillips	5.900%	5/15/38	4,287	5,324
ConocoPhillips	6.500%	2/1/39	11,843	15,525
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	28,725	31,689
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	4,470	5,629
ConocoPhillips Co.	1.050%	12/15/17	1,000	986
ConocoPhillips Co.	2.400%	12/15/22	7,000	6,714
ConocoPhillips Holding Co.	6.950%	4/15/29	9,465	12,639
Continental Resources Inc.	5.000%	9/15/22	21,186	22,315
Continental Resources Inc.	4.500%	4/15/23	10,573	10,964
Continental Resources Inc.	3.800%	6/1/24	16,225	15,910
Continental Resources Inc.	4.900%	6/1/44	6,400	6,230
DCP Midstream LLC	8.125%	8/16/30	3,317	4,406
DCP Midstream Operating LP	3.250%	10/1/15	3,325	3,407
DCP Midstream Operating LP	2.500%	12/1/17	7,170	7,320
DCP Midstream Operating LP	2.700%	4/1/19	3,000	3,011
DCP Midstream Operating LP	4.950%	4/1/22	3,604	3,915
DCP Midstream Operating LP	3.875%	3/15/23	6,419	6,396
DCP Midstream Operating LP	5.600%	4/1/44	3,950	4,337
Devon Energy Corp.	2.400%	7/15/16	1,263	1,289
Devon Energy Corp.	1.875%	5/15/17	1,525	1,539
Devon Energy Corp.	6.300%	1/15/19	10	12
Devon Energy Corp.	4.000%	7/15/21	4,925	5,202
Devon Energy Corp.	3.250%	5/15/22	13,675	13,580
Devon Energy Corp.	7.950%	4/15/32	8,010	11,246
Devon Energy Corp.	5.600%	7/15/41	6,531	7,277
Devon Energy Corp.	4.750%	5/15/42	48	48
Devon Financing Corp. LLC	7.875%	9/30/31	16,086	22,241
Diamond Offshore Drilling Inc.	5.875%	5/1/19	3,975	4,528
Diamond Offshore Drilling Inc.	3.450%	11/1/23	2,075	1,981
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,760	4,985
Diamond Offshore Drilling Inc.	4.875%	11/1/43	5,525	5,114
Dominion Gas Holdings LLC	3.550%	11/1/23	15,300	15,473
Dominion Gas Holdings LLC	4.800%	11/1/43	3,075	3,284
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,880	12,001
El Paso Natural Gas Co. LLC	8.625%	1/15/22	6,755	8,699
El Paso Natural Gas Co. LLC	8.375%	6/15/32	1,330	1,758
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,200	2,517
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	10,450	11,244
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	4,500	4,467
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	6,235	7,781
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	8,100	7,227

8 Enable Midstream Partners LP	2.400%	5/15/19	4,000	3,957
8 Enable Midstream Partners LP	3.900%	5/15/24	3,950	3,930
8 Enable Midstream Partners LP	5.000%	5/15/44	4,275	4,292
Enbridge Energy Partners LP	6.500%	4/15/18	6,083	6,982
Enbridge Energy Partners LP	9.875%	3/1/19	8,215	10,640
Enbridge Energy Partners LP	7.500%	4/15/38	12,585	16,667
Enbridge Energy Partners LP	5.500%	9/15/40	43	47
Enbridge Inc.	5.600%	4/1/17	3,825	4,207
Enbridge Inc.	3.500%	6/10/24	3,150	3,111
Enbridge Inc.	4.500%	6/10/44	4,300	4,207
Encana Corp.	5.900%	12/1/17	6,171	6,944
Encana Corp.	3.900%	11/15/21	6,450	6,721
Encana Corp.	7.200%	11/1/31	5,675	7,325
Encana Corp.	6.500%	8/15/34	8,508	10,708
Encana Corp.	6.625%	8/15/37	4,479	5,691
Encana Corp.	6.500%	2/1/38	431	530
Encana Corp.	5.150%	11/15/41	18	19
Energy Transfer Partners LP	6.125%	2/15/17	1,000	1,106
Energy Transfer Partners LP	6.700%	7/1/18	399	460
Energy Transfer Partners LP	9.000%	4/15/19	33,863	42,453
Energy Transfer Partners LP	4.150%	10/1/20	9,346	9,713
Energy Transfer Partners LP	4.650%	6/1/21	2,750	2,914
Energy Transfer Partners LP	5.200%	2/1/22	925	993
Energy Transfer Partners LP	3.600%	2/1/23	8,108	7,827
Energy Transfer Partners LP	7.600%	2/1/24	4,822	6,036
Energy Transfer Partners LP	8.250%	11/15/29	10	14
Energy Transfer Partners LP	6.625%	10/15/36	2,235	2,587
Energy Transfer Partners LP	7.500%	7/1/38	2,507	3,107
Energy Transfer Partners LP	6.050%	6/1/41	2,850	3,104
Energy Transfer Partners LP	6.500%	2/1/42	21,695	24,728
EnLink Midstream Partners LP	2.700%	4/1/19	2,750	2,770
EnLink Midstream Partners LP	4.400%	4/1/24	2,775	2,890
EnLink Midstream Partners LP	5.600%	4/1/44	2,250	2,467
Ensco plc	3.250%	3/15/16	4,675	4,813
Ensco plc	4.700%	3/15/21	6,098	6,404
Ensco plc	5.750%	10/1/44	4,000	4,043
Enterprise Products Operating LLC	5.000%	3/1/15	3,185	3,243
Enterprise Products Operating LLC	6.300%	9/15/17	13,250	15,036
Enterprise Products Operating LLC	6.650%	4/15/18	5,950	6,906
Enterprise Products Operating LLC	6.500%	1/31/19	6,929	8,112
Enterprise Products Operating LLC	5.250%	1/31/20	805	907
Enterprise Products Operating LLC	5.200%	9/1/20	160	180
Enterprise Products Operating LLC	4.050%	2/15/22	225	237
Enterprise Products Operating LLC	3.350%	3/15/23	9,061	8,920
Enterprise Products Operating LLC	3.900%	2/15/24	10,600	10,771
Enterprise Products Operating LLC	6.875%	3/1/33	5,393	7,021
Enterprise Products Operating LLC	6.650%	10/15/34	5,825	7,591
Enterprise Products Operating LLC	5.750%	3/1/35	4,700	5,476
Enterprise Products Operating LLC	7.550%	4/15/38	2,969	4,059
Enterprise Products Operating LLC	6.125%	10/15/39	5,260	6,388
Enterprise Products Operating LLC	6.450%	9/1/40	743	928
Enterprise Products Operating LLC	5.950%	2/1/41	1,769	2,097
Enterprise Products Operating LLC	5.700%	2/15/42	6,945	7,956
Enterprise Products Operating LLC	4.850%	8/15/42	7,775	7,974
Enterprise Products Operating LLC	4.450%	2/15/43	6,118	5,903
Enterprise Products Operating LLC	4.850%	3/15/44	10,027	10,210
Enterprise Products Operating LLC	5.100%	2/15/45	7,090	7,470
5 Enterprise Products Operating LLC	8.375%	8/1/66	6,700	7,353

EOG Resources Inc.	2.950%	6/1/15	6,185	6,287
EOG Resources Inc.	5.875%	9/15/17	5,325	5,984
EOG Resources Inc.	5.625%	6/1/19	35	40
EOG Resources Inc.	4.400%	6/1/20	6,035	6,598
EOG Resources Inc.	4.100%	2/1/21	9,550	10,326
EOG Resources Inc.	2.625%	3/15/23	10,083	9,632
EQT Corp.	6.500%	4/1/18	16,425	18,701
EQT Corp.	8.125%	6/1/19	4,125	5,053
FMC Technologies Inc.	2.000%	10/1/17	5,050	5,071
FMC Technologies Inc.	3.450%	10/1/22	1,100	1,081
Global Marine Inc.	7.000%	6/1/28	3,550	3,876
Gulf South Pipeline Co. LP	4.000%	6/15/22	1,050	1,059
Halliburton Co.	1.000%	8/1/16	5,125	5,148
Halliburton Co.	2.000%	8/1/18	5,125	5,158
Halliburton Co.	5.900%	9/15/18	2,965	3,404
Halliburton Co.	6.150%	9/15/19	2,120	2,495
Halliburton Co.	3.500%	8/1/23	5,125	5,233
Halliburton Co.	6.700%	9/15/38	10,240	13,550
Halliburton Co.	7.450%	9/15/39	5,688	8,020
Halliburton Co.	4.500%	11/15/41	5,371	5,460
Halliburton Co.	4.750%	8/1/43	6,050	6,339
Hess Corp.	8.125%	2/15/19	11,589	14,288
Hess Corp.	3.500%	7/15/24	2,500	2,472
Hess Corp.	7.875%	10/1/29	5,913	7,975
Hess Corp.	7.300%	8/15/31	4,628	6,125
Hess Corp.	7.125%	3/15/33	4,241	5,579
Hess Corp.	6.000%	1/15/40	10,618	12,639
Hess Corp.	5.600%	2/15/41	4,907	5,519
Husky Energy Inc.	6.150%	6/15/19	800	920
Husky Energy Inc.	7.250%	12/15/19	2,447	2,987
Husky Energy Inc.	3.950%	4/15/22	3,721	3,862
Husky Energy Inc.	4.000%	4/15/24	6,920	7,145
Husky Energy Inc.	6.800%	9/15/37	2,500	3,260
Kerr-McGee Corp.	6.950%	7/1/24	9,020	11,320
Kerr-McGee Corp.	7.875%	9/15/31	1,604	2,226
Kinder Morgan Energy Partners LP	3.500%	3/1/16	300	310
Kinder Morgan Energy Partners LP	6.000%	2/1/17	230	253
Kinder Morgan Energy Partners LP	5.950%	2/15/18	19,400	21,697
Kinder Morgan Energy Partners LP	2.650%	2/1/19	12,500	12,461
Kinder Morgan Energy Partners LP	6.850%	2/15/20	1,245	1,459
Kinder Morgan Energy Partners LP	3.500%	3/1/21	10,350	10,219
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,240	5,877
Kinder Morgan Energy Partners LP	3.950%	9/1/22	650	645
Kinder Morgan Energy Partners LP	3.450%	2/15/23	2,380	2,274
Kinder Morgan Energy Partners LP	3.500%	9/1/23	9,063	8,606
Kinder Morgan Energy Partners LP	7.400%	3/15/31	10	12
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,465	2,948
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,680	5,970
Kinder Morgan Energy Partners LP	6.500%	2/1/37	20,690	23,462
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,450	4,029
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,145	5,737
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,750	5,468
Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,350	9,668
Kinder Morgan Energy Partners LP	5.000%	8/15/42	945	890
Kinder Morgan Energy Partners LP	5.000%	3/1/43	4,900	4,534
Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,725	9,690
Magellan Midstream Partners LP	6.400%	7/15/18	9,000	10,430
Magellan Midstream Partners LP	6.550%	7/15/19	9,625	11,307

	Magellan Midstream Partners LP	4.250%	2/1/21	3,920	4,232
	Magellan Midstream Partners LP	6.400%	5/1/37	2,200	2,780
	Magellan Midstream Partners LP	4.200%	12/1/42	2,100	1,986
	Marathon Oil Corp.	0.900%	11/1/15	2,510	2,511
	Marathon Oil Corp.	6.000%	10/1/17	14,175	15,910
	Marathon Oil Corp.	5.900%	3/15/18	4,047	4,571
	Marathon Oil Corp.	2.800%	11/1/22	10,925	10,470
	Marathon Oil Corp.	6.800%	3/15/32	7,367	9,344
	Marathon Oil Corp.	6.600%	10/1/37	4,438	5,576
	Marathon Petroleum Corp.	3.500%	3/1/16	3,000	3,106
	Marathon Petroleum Corp.	5.125%	3/1/21	4,100	4,561
	Marathon Petroleum Corp.	6.500%	3/1/41	14,185	16,830
	Murphy Oil Corp.	3.700%	12/1/22	5,270	5,141
	Murphy Oil Corp.	7.050%	5/1/29	4,735	5,593
	Murphy Oil Corp.	5.125%	12/1/42	2,186	2,083
	Nabors Industries Inc.	2.350%	9/15/16	1,550	1,584
	Nabors Industries Inc.	6.150%	2/15/18	22,755	25,682
	Nabors Industries Inc.	9.250%	1/15/19	600	757
	Nabors Industries Inc.	5.000%	9/15/20	2,325	2,548
12	Nabors Industries Inc.	5.100%	9/15/23	1,325	1,441
	National Oilwell Varco Inc.	1.350%	12/1/17	13,150	13,092
	National Oilwell Varco Inc.	2.600%	12/1/22	16,598	15,836
	National Oilwell Varco Inc.	3.950%	12/1/42	15,098	14,348
	Nisource Finance Corp.	5.250%	9/15/17	940	1,037
	Nisource Finance Corp.	6.400%	3/15/18	13,975	15,951
	Nisource Finance Corp.	6.800%	1/15/19	1,250	1,470
	Nisource Finance Corp.	5.450%	9/15/20	1,615	1,823
	Nisource Finance Corp.	4.450%	12/1/21	3,750	4,024
	Nisource Finance Corp.	6.125%	3/1/22	525	615
	Nisource Finance Corp.	6.250%	12/15/40	7,375	8,941
	Nisource Finance Corp.	5.950%	6/15/41	4,090	4,797
	Nisource Finance Corp.	5.800%	2/1/42	10,810	12,438
	Nisource Finance Corp.	4.800%	2/15/44	1,050	1,073
	Noble Energy Inc.	8.250%	3/1/19	2,829	3,502
	Noble Energy Inc.	4.150%	12/15/21	8,975	9,517
	Noble Energy Inc.	8.000%	4/1/27	525	699
	Noble Energy Inc.	6.000%	3/1/41	13,501	15,524
	Noble Energy Inc.	5.250%	11/15/43	7,575	7,966
	Noble Holding International Ltd.	3.050%	3/1/16	4,250	4,350
	Noble Holding International Ltd.	4.900%	8/1/20	3,825	4,068
	Noble Holding International Ltd.	3.950%	3/15/22	1,325	1,294
	Noble Holding International Ltd.	6.200%	8/1/40	4,468	4,611
	Noble Holding International Ltd.	6.050%	3/1/41	1,020	1,053
13	Noble Holding International Ltd.	5.250%	3/15/42	1,495	1,363
	Occidental Petroleum Corp.	2.500%	2/1/16	9,675	9,903
	Occidental Petroleum Corp.	1.750%	2/15/17	5,051	5,113
	Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,231
	Occidental Petroleum Corp.	4.100%	2/1/21	15,380	16,565
	Occidental Petroleum Corp.	3.125%	2/15/22	4,825	4,847
	Occidental Petroleum Corp.	2.700%	2/15/23	11,018	10,589
	ONEOK Partners LP	3.250%	2/1/16	2,900	2,990
	ONEOK Partners LP	6.150%	10/1/16	4,540	4,980
	ONEOK Partners LP	8.625%	3/1/19	10,130	12,626
	ONEOK Partners LP	3.375%	10/1/22	10,150	9,934
	ONEOK Partners LP	6.650%	10/1/36	8,899	10,866
	ONEOK Partners LP	6.850%	10/15/37	1,575	1,975
	ONEOK Partners LP	6.125%	2/1/41	665	761
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	7,275	8,256

Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	300	346
Petro-Canada	6.050%	5/15/18	12,350	14,121
Petro-Canada	7.875%	6/15/26	2,800	3,779
Petro-Canada	5.350%	7/15/33	4,825	5,490
Petro-Canada	5.950%	5/15/35	7,060	8,389
Petro-Canada	6.800%	5/15/38	8,159	10,736
Phillips 66	2.950%	5/1/17	18,950	19,689
Phillips 66	4.300%	4/1/22	13,215	14,019
Phillips 66	5.875%	5/1/42	11,618	13,647
Pioneer Natural Resources Co.	5.875%	7/15/16	425	459
Pioneer Natural Resources Co.	6.875%	5/1/18	9,850	11,383
Pioneer Natural Resources Co.	3.950%	7/15/22	31,870	32,351
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	4,440	4,901
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	1,695	1,954
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	2,671	3,375
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	3,855	4,429
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	737	815
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	7,150	7,277
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	11,970	11,424
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	11,600	11,383
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	400	508
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	800	999
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	5,725	6,090
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	2,142	2,023
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,610	1,596
Pride International Inc.	8.500%	6/15/19	725	898
Pride International Inc.	6.875%	8/15/20	17,322	20,341
Pride International Inc.	7.875%	8/15/40	8,950	12,011
Questar Corp.	2.750%	2/1/16	600	613
Rowan Cos. Inc.	7.875%	8/1/19	6,350	7,682
Rowan Cos. Inc.	4.875%	6/1/22	1,200	1,248
Rowan Cos. Inc.	4.750%	1/15/24	1,650	1,659
Rowan Cos. Inc.	5.400%	12/1/42	4,225	3,923
Rowan Cos. Inc.	5.850%	1/15/44	3,000	2,948
Schlumberger Investment SA	3.650%	12/1/23	14,015	14,451
Shell International Finance BV	3.100%	6/28/15	14,225	14,517
Shell International Finance BV	0.625%	12/4/15	475	475
Shell International Finance BV	0.900%	11/15/16	12,115	12,085
Shell International Finance BV	1.125%	8/21/17	8,375	8,345
Shell International Finance BV	1.900%	8/10/18	5,140	5,141
Shell International Finance BV	2.000%	11/15/18	2,575	2,595
Shell International Finance BV	4.300%	9/22/19	21,090	23,126
Shell International Finance BV	4.375%	3/25/20	1,425	1,567
Shell International Finance BV	2.375%	8/21/22	5,625	5,420
Shell International Finance BV	2.250%	1/6/23	7,300	6,890

Shell International Finance BV	3.400%	8/12/23	14,770	14,968
Shell International Finance BV	6.375%	12/15/38	26,768	35,030
Shell International Finance BV	5.500%	3/25/40	3,658	4,322
Shell International Finance BV	4.550%	8/12/43	7,715	8,100
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	5,690	6,282
Southern Natural Gas Co. LLC	8.000%	3/1/32	5,850	7,510
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	3,575	3,741
Southwestern Energy Co.	4.100%	3/15/22	2,647	2,715
Spectra Energy Capital LLC	6.200%	4/15/18	14,085	15,920
Spectra Energy Capital LLC	6.750%	2/15/32	3,050	3,585
Spectra Energy Capital LLC	7.500%	9/15/38	300	384
Spectra Energy Partners LP	2.950%	9/25/18	875	900
Suncor Energy Inc.	6.100%	6/1/18	1,475	1,687
Suncor Energy Inc.	7.150%	2/1/32	4,903	6,712
Suncor Energy Inc.	5.950%	12/1/34	260	311
Suncor Energy Inc.	6.500%	6/15/38	26,652	33,893
Suncor Energy Inc.	6.850%	6/1/39	2,709	3,586
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	3,305	3,705
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	199	194
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	300	303
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	750	903
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,440	11,681
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	225	219
Talisman Energy Inc.	7.750%	6/1/19	25,073	30,673
Talisman Energy Inc.	3.750%	2/1/21	1,804	1,844
Talisman Energy Inc.	7.250%	10/15/27	850	1,063
Talisman Energy Inc.	5.850%	2/1/37	6,618	7,169
Talisman Energy Inc.	6.250%	2/1/38	673	761
Talisman Energy Inc.	5.500%	5/15/42	36	38
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,720	2,110
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,727
Tosco Corp.	7.800%	1/1/27	725	1,002
Tosco Corp.	8.125%	2/15/30	16,855	24,644
Total Capital Canada Ltd.	1.450%	1/15/18	4,575	4,549
Total Capital Canada Ltd.	2.750%	7/15/23	35,200	34,194
Total Capital International SA	0.750%	1/25/16	8,250	8,267
Total Capital International SA	1.000%	8/12/16	1,700	1,705
Total Capital International SA	1.500%	2/17/17	300	302
Total Capital International SA	1.550%	6/28/17	8,525	8,579
Total Capital International SA	2.125%	1/10/19	12,900	12,967
Total Capital International SA	2.100%	6/19/19	3,700	3,699
Total Capital International SA	2.750%	6/19/21	17,500	17,629
Total Capital International SA	2.875%	2/17/22	4,605	4,581
Total Capital International SA	2.700%	1/25/23	5,400	5,187
Total Capital International SA	3.700%	1/15/24	10,500	10,762
Total Capital International SA	3.750%	4/10/24	9,375	9,629
Total Capital SA	2.300%	3/15/16	1,675	1,717
Total Capital SA	2.125%	8/10/18	7,535	7,607
Total Capital SA	4.450%	6/24/20	6,440	7,093
Total Capital SA	4.125%	1/28/21	22,500	24,250
TransCanada PipeLines Ltd.	0.750%	1/15/16	400	400
TransCanada PipeLines Ltd.	6.500%	8/15/18	16,650	19,346
TransCanada PipeLines Ltd.	7.125%	1/15/19	900	1,081
TransCanada PipeLines Ltd.	3.800%	10/1/20	12,900	13,588
TransCanada PipeLines Ltd.	2.500%	8/1/22	14,325	13,583
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,500	4,629
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,573

TransCanada PipeLines Ltd.	5.850%	3/15/36	13,785	16,027
TransCanada PipeLines Ltd.	6.200%	10/15/37	8,035	9,844
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,167	2,934
TransCanada PipeLines Ltd.	7.625%	1/15/39	7,354	10,228
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,975	7,357
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	17,776	18,176
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	18	20
Transocean Inc.	4.950%	11/15/15	11,900	12,357
Transocean Inc.	5.050%	12/15/16	7,250	7,727
Transocean Inc.	2.500%	10/15/17	5,750	5,748
Transocean Inc.	6.000%	3/15/18	15,752	16,981
Transocean Inc.	6.500%	11/15/20	7,960	8,442
Transocean Inc.	6.375%	12/15/21	9,300	9,889
Transocean Inc.	3.800%	10/15/22	5,850	5,359
Transocean Inc.	7.500%	4/15/31	4,788	5,018
Transocean Inc.	6.800%	3/15/38	5,863	5,706
Transocean Inc.	7.350%	12/15/41	5,231	5,582
Valero Energy Corp.	9.375%	3/15/19	8,351	10,703
Valero Energy Corp.	6.125%	2/1/20	12,675	14,743
Valero Energy Corp.	7.500%	4/15/32	10,571	13,612
Valero Energy Corp.	6.625%	6/15/37	8,908	10,662
Valero Energy Corp.	10.500%	3/15/39	23	38
Weatherford International LLC	6.350%	6/15/17	5,750	6,452
Weatherford International LLC	6.800%	6/15/37	275	331
Weatherford International Ltd.	5.500%	2/15/16	10	11
Weatherford International Ltd.	6.000%	3/15/18	8,360	9,405
Weatherford International Ltd.	9.625%	3/1/19	39,856	51,190
Weatherford International Ltd.	4.500%	4/15/22	6,000	6,267
Weatherford International Ltd.	6.500%	8/1/36	539	622
Weatherford International Ltd.	7.000%	3/15/38	1,750	2,069
Weatherford International Ltd.	6.750%	9/15/40	1,018	1,213
Weatherford International Ltd.	5.950%	4/15/42	11,968	12,970
Western Gas Partners LP	2.600%	8/15/18	5,950	6,032
Western Gas Partners LP	5.450%	4/1/44	7,650	8,323
Williams Cos. Inc.	7.875%	9/1/21	694	836
Williams Cos. Inc.	4.550%	6/24/24	8,900	8,746
Williams Cos. Inc.	7.500%	1/15/31	6,696	7,727
Williams Cos. Inc.	7.750%	6/15/31	2,085	2,497
Williams Cos. Inc.	8.750%	3/15/32	1,249	1,577
Williams Cos. Inc.	5.750%	6/24/44	4,600	4,457
Williams Partners LP	5.250%	3/15/20	10,885	12,087
Williams Partners LP	4.000%	11/15/21	2,600	2,690
Williams Partners LP	4.300%	3/4/24	2,550	2,605
Williams Partners LP	6.300%	4/15/40	3,240	3,800
Williams Partners LP	5.800%	11/15/43	1,695	1,870
Williams Partners LP	5.400%	3/4/44	2,000	2,105
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	11,225	12,642
XTO Energy Inc.	6.250%	8/1/17	9,075	10,322
XTO Energy Inc.	5.500%	6/15/18	500	568
XTO Energy Inc.	6.750%	8/1/37	600	853

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	11,700	11,889
Cintas Corp. No 2	6.125%	12/1/17	1,625	1,832
Cintas Corp. No 2	3.250%	6/1/22	4,000	4,078
Fluor Corp.	3.375%	9/15/21	2,225	2,301
Howard Hughes Medical Institute	3.500%	9/1/23	1,650	1,702

5 Johns Hopkins University Maryland GO	4.083%	7/1/53	4,125	4,116
5 Massachusetts Institute of Technology	3.959%	7/1/38	7,975	8,092
Massachusetts Institute of Technology GO	5.600%	7/1/11	9,085	11,696
Massachusetts Institute of Technology GO	4.678%	7/1/14	4,450	4,787
5 Northwestern University Illinois GO	4.643%	12/1/44	3,750	4,167
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	1,750	1,690
University of Pennsylvania GO	4.674%	9/1/12	10,350	10,393
URS Corp.	5.000%	4/1/22	6,170	6,263
Yale University Connecticut GO	2.086%	4/15/19	1,850	1,856

Technology (1.3%)
Adobe Systems Inc.	4.750%	2/1/20	5,625	6,189
Agilent Technologies Inc.	6.500%	11/1/17	3,850	4,399
Agilent Technologies Inc.	5.000%	7/15/20	4,400	4,787
Agilent Technologies Inc.	3.200%	10/1/22	6,200	6,023
Agilent Technologies Inc.	3.875%	7/15/23	3,656	3,670
Altera Corp.	1.750%	5/15/17	10,170	10,218
Altera Corp.	2.500%	11/15/18	12,796	12,888
Altera Corp.	4.100%	11/15/23	4,855	5,029
Amphenol Corp.	1.550%	9/15/17	1,950	1,948
Amphenol Corp.	2.550%	1/30/19	14,865	14,964
Amphenol Corp.	4.000%	2/1/22	558	585
Analog Devices Inc.	3.000%	4/15/16	1,075	1,111
Analog Devices Inc.	2.875%	6/1/23	5,450	5,263
Apple Inc.	0.450%	5/3/16	13,800	13,764
Apple Inc.	1.050%	5/5/17	11,775	11,732
Apple Inc.	1.000%	5/3/18	25,900	25,258
Apple Inc.	2.100%	5/6/19	13,525	13,509
Apple Inc.	2.850%	5/6/21	23,290	23,298
Apple Inc.	2.400%	5/3/23	42,903	40,579
Apple Inc.	3.450%	5/6/24	19,362	19,513
Apple Inc.	3.850%	5/4/43	22,380	20,752
Apple Inc.	4.450%	5/6/44	7,475	7,593
Applied Materials Inc.	2.650%	6/15/16	1,100	1,131
Applied Materials Inc.	4.300%	6/15/21	7,130	7,723
Applied Materials Inc.	5.850%	6/15/41	6,766	8,124
Arrow Electronics Inc.	3.375%	11/1/15	2,635	2,704
Arrow Electronics Inc.	5.125%	3/1/21	1,185	1,277
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,223
Autodesk Inc.	1.950%	12/15/17	9,014	9,049
Autodesk Inc.	3.600%	12/15/22	1,650	1,626
Avnet Inc.	6.625%	9/15/16	885	974
Avnet Inc.	5.875%	6/15/20	120	134
Avnet Inc.	4.875%	12/1/22	4,825	5,080
Baidu Inc.	2.250%	11/28/17	5,250	5,312
Baidu Inc.	3.250%	8/6/18	200	206
Baidu Inc.	2.750%	6/9/19	3,675	3,647
Baidu Inc.	3.500%	11/28/22	14,975	14,535
Broadcom Corp.	2.700%	11/1/18	7,030	7,214
Broadcom Corp.	2.500%	8/15/22	10,250	9,745
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,100	1,147
CA Inc.	2.875%	8/15/18	3,000	3,046
CA Inc.	5.375%	12/1/19	3,500	3,899
CA Inc.	4.500%	8/15/23	4,175	4,300
Cisco Systems Inc.	5.500%	2/22/16	13,055	13,903
Cisco Systems Inc.	1.100%	3/3/17	6,125	6,122
Cisco Systems Inc.	3.150%	3/14/17	7,165	7,516

Cisco Systems Inc.	4.950%	2/15/19	25,459	28,351
Cisco Systems Inc.	2.125%	3/1/19	19,210	19,225
Cisco Systems Inc.	4.450%	1/15/20	25,615	28,210
Cisco Systems Inc.	2.900%	3/4/21	1,550	1,569
Cisco Systems Inc.	3.625%	3/4/24	5,100	5,215
Cisco Systems Inc.	5.900%	2/15/39	29,533	35,691
Cisco Systems Inc.	5.500%	1/15/40	3,666	4,244
Computer Sciences Corp.	2.500%	9/15/15	2,500	2,539
Computer Sciences Corp.	6.500%	3/15/18	5,120	5,476
Corning Inc.	1.450%	11/15/17	800	798
Corning Inc.	6.625%	5/15/19	3,855	4,567
Corning Inc.	4.250%	8/15/20	5,959	6,482
Corning Inc.	3.700%	11/15/23	4,900	5,013
Corning Inc.	7.250%	8/15/36	300	382
Corning Inc.	4.700%	3/15/37	8,368	8,817
Corning Inc.	5.750%	8/15/40	5,256	6,161
Corning Inc.	4.750%	3/15/42	1,078	1,139
Dun & Bradstreet Corp.	3.250%	12/1/17	800	825
Dun & Bradstreet Corp.	4.375%	12/1/22	1,725	1,765
EMC Corp.	1.875%	6/1/18	21,904	21,764
EMC Corp.	2.650%	6/1/20	10,925	10,847
EMC Corp.	3.375%	6/1/23	10,503	10,310
Equifax Inc.	6.300%	7/1/17	1,075	1,208
Fidelity National Information Services Inc.	2.000%	4/15/18	1,475	1,471
Fidelity National Information Services Inc.	5.000%	3/15/22	6,794	7,168
Fidelity National Information Services Inc.	3.500%	4/15/23	10,425	10,225
Fidelity National Information Services Inc.	3.875%	6/5/24	10,350	10,350
Fiserv Inc.	3.125%	10/1/15	1,100	1,125
Fiserv Inc.	3.125%	6/15/16	1,025	1,059
Fiserv Inc.	6.800%	11/20/17	5,950	6,806
Fiserv Inc.	3.500%	10/1/22	6,906	6,928
Google Inc.	2.125%	5/19/16	3,575	3,661
Google Inc.	3.625%	5/19/21	13,265	14,109
Harris Corp.	5.950%	12/1/17	2,975	3,354
Harris Corp.	4.400%	12/15/20	1,725	1,835
Harris Corp.	6.150%	12/15/40	3,493	4,189
Hewlett-Packard Co.	2.650%	6/1/16	2,475	2,542
Hewlett-Packard Co.	3.000%	9/15/16	18,275	18,944
Hewlett-Packard Co.	3.300%	12/9/16	10,710	11,170
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,231
Hewlett-Packard Co.	2.600%	9/15/17	8,710	8,946
Hewlett-Packard Co.	5.500%	3/1/18	1,825	2,043
Hewlett-Packard Co.	2.750%	1/14/19	4,912	4,984
Hewlett-Packard Co.	3.750%	12/1/20	6,975	7,229
Hewlett-Packard Co.	4.300%	6/1/21	14,205	15,027
Hewlett-Packard Co.	4.375%	9/15/21	16,350	17,398
Hewlett-Packard Co.	4.650%	12/9/21	24,705	26,765
Hewlett-Packard Co.	6.000%	9/15/41	9,118	10,394
HP Enterprise Services LLC	7.450%	10/15/29	1,950	2,414
Intel Corp.	1.950%	10/1/16	6,425	6,562
Intel Corp.	1.350%	12/15/17	49,387	49,181
Intel Corp.	3.300%	10/1/21	12,651	13,014
Intel Corp.	2.700%	12/15/22	12,570	12,196
Intel Corp.	4.000%	12/15/32	4,825	4,773
Intel Corp.	4.800%	10/1/41	18,532	19,383
Intel Corp.	4.250%	12/15/42	13,550	13,235
International Business Machines Corp.	0.550%	2/6/15	7,600	7,607
International Business Machines Corp.	2.000%	1/5/16	2,525	2,571

International Business Machines Corp.	1.950%	7/22/16	36,475	37,193
International Business Machines Corp.	1.250%	2/6/17	7,100	7,124
International Business Machines Corp.	5.700%	9/14/17	24,536	27,493
International Business Machines Corp.	1.250%	2/8/18	1,300	1,287
International Business Machines Corp.	7.625%	10/15/18	10,075	12,201
International Business Machines Corp.	1.950%	2/12/19	10,350	10,326
International Business Machines Corp.	1.875%	8/1/22	3,300	3,031
International Business Machines Corp.	3.375%	8/1/23	9,100	9,204
International Business Machines Corp.	3.625%	2/12/24	19,075	19,471
International Business Machines Corp.	7.000%	10/30/25	965	1,281
International Business Machines Corp.	6.220%	8/1/27	9,850	12,489
International Business Machines Corp.	6.500%	1/15/28	620	801
International Business Machines Corp.	5.600%	11/30/39	10,055	11,992
International Business Machines Corp.	4.000%	6/20/42	11,167	10,689
Intuit Inc.	5.750%	3/15/17	2,950	3,251
Jabil Circuit Inc.	5.625%	12/15/20	2,650	2,862
Jabil Circuit Inc.	4.700%	9/15/22	150	151
Juniper Networks Inc.	3.100%	3/15/16	1,095	1,124
Juniper Networks Inc.	4.600%	3/15/21	2,810	2,991
Juniper Networks Inc.	4.500%	3/15/24	2,100	2,163
Juniper Networks Inc.	5.950%	3/15/41	2,900	3,156
KLA-Tencor Corp.	6.900%	5/1/18	3,700	4,289
Leidos Holdings Inc.	4.450%	12/1/20	3,350	3,390
Leidos Holdings Inc.	5.950%	12/1/40	2,550	2,545
Lexmark International Inc.	6.650%	6/1/18	4,950	5,532
Maxim Integrated Products Inc.	3.375%	3/15/23	5,725	5,517
Microsoft Corp.	1.625%	9/25/15	19,880	20,145
Microsoft Corp.	1.000%	5/1/18	4,300	4,216
Microsoft Corp.	1.625%	12/6/18	2,575	2,557
Microsoft Corp.	4.200%	6/1/19	7,545	8,285
Microsoft Corp.	3.000%	10/1/20	7,815	8,099
Microsoft Corp.	2.125%	11/15/22	2,013	1,907
Microsoft Corp.	2.375%	5/1/23	9,321	8,915
Microsoft Corp.	3.625%	12/15/23	2,700	2,829
Microsoft Corp.	5.200%	6/1/39	5,563	6,362
Microsoft Corp.	4.500%	10/1/40	5,543	5,765
Microsoft Corp.	5.300%	2/8/41	5,985	6,971
Microsoft Corp.	3.500%	11/15/42	12,575	11,295
Microsoft Corp.	3.750%	5/1/43	1,981	1,848
Microsoft Corp.	4.875%	12/15/43	1,075	1,182
Motorola Solutions Inc.	3.750%	5/15/22	6,975	6,904
Motorola Solutions Inc.	7.500%	5/15/25	410	515
NetApp Inc.	2.000%	12/15/17	5,905	5,932
NetApp Inc.	3.250%	12/15/22	1,000	980
Oracle Corp.	5.250%	1/15/16	28,416	30,100
Oracle Corp.	1.200%	10/15/17	17,495	17,369
Oracle Corp.	5.750%	4/15/18	19,327	21,917
Oracle Corp.	2.375%	1/15/19	9,600	9,725
Oracle Corp.	5.000%	7/8/19	15,895	17,869
Oracle Corp.	2.250%	10/8/19	10,795	10,746
Oracle Corp.	3.875%	7/15/20	11,775	12,591
Oracle Corp.	2.800%	7/8/21	10,165	10,100
Oracle Corp.	2.500%	10/15/22	12,938	12,341
Oracle Corp.	3.400%	7/8/24	18,790	18,675
Oracle Corp.	4.300%	7/8/34	14,120	14,186
Oracle Corp.	6.500%	4/15/38	4,140	5,353
Oracle Corp.	6.125%	7/8/39	7,558	9,361
Oracle Corp.	5.375%	7/15/40	19,993	22,664

Oracle Corp.	4.500%	7/8/44	9,600	9,656
Pitney Bowes Inc.	5.750%	9/15/17	6,975	7,739
Pitney Bowes Inc.	6.250%	3/15/19	200	229
Pitney Bowes Inc.	4.625%	3/15/24	11,775	11,938
8 Seagate HDD Cayman	3.750%	11/15/18	20,125	20,528
Seagate HDD Cayman	7.000%	11/1/21	4,770	5,301
Seagate HDD Cayman	4.750%	6/1/23	10,200	10,289
8 Seagate HDD Cayman	4.750%	1/1/25	22,375	22,319
Symantec Corp.	2.750%	6/15/17	4,400	4,500
Symantec Corp.	4.200%	9/15/20	7,200	7,450
Symantec Corp.	3.950%	6/15/22	5,925	5,962
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,684	5,933
Texas Instruments Inc.	0.450%	8/3/15	9,750	9,762
Texas Instruments Inc.	2.375%	5/16/16	4,875	5,012
Texas Instruments Inc.	1.650%	8/3/19	9,250	8,993
Total System Services Inc.	2.375%	6/1/18	3,025	3,004
Tyco Electronics Group SA	6.550%	10/1/17	45	51
Tyco Electronics Group SA	2.350%	8/1/19	2,750	2,748
Tyco Electronics Group SA	3.500%	2/3/22	2,225	2,285
Tyco Electronics Group SA	3.450%	8/1/24	4,400	4,409
Tyco Electronics Group SA	7.125%	10/1/37	14,100	18,769
Verisk Analytics Inc.	5.800%	5/1/21	2,000	2,253
Verisk Analytics Inc.	4.125%	9/12/22	5,439	5,603
Xerox Corp.	6.400%	3/15/16	8,045	8,670
Xerox Corp.	6.750%	2/1/17	3,060	3,426
Xerox Corp.	2.950%	3/15/17	250	259
Xerox Corp.	6.350%	5/15/18	17,575	20,093
Xerox Corp.	2.750%	3/15/19	2,954	2,977
Xerox Corp.	5.625%	12/15/19	5,675	6,409
Xerox Corp.	2.800%	5/15/20	3,950	3,902
Xerox Corp.	4.500%	5/15/21	5,840	6,245
Xerox Corp.	3.800%	5/15/24	1,800	1,769
Xilinx Inc.	2.125%	3/15/19	575	573
Xilinx Inc.	3.000%	3/15/21	7,975	8,024

Transportation (0.6%)
5 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	740	747
5 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	1,322	1,414
American Airlines 2014-1 Class A Pass
Through Trust	3.700%	10/1/26	7,000	6,982
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,061	1,177
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,937	6,712
Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	6,062
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,875	6,057
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,850	2,844
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,437	6,350
Burlington Northern Santa Fe LLC	3.850%	9/1/23	4,000	4,133
Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,000	986
Burlington Northern Santa Fe LLC	7.000%	12/15/25	6,736	8,691
Burlington Northern Santa Fe LLC	7.950%	8/15/30	80	112
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	4,348
Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,109	3,839
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,215	9,690
Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,180	8,799
Burlington Northern Santa Fe LLC	5.400%	6/1/41	7,200	8,086
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,775	1,892

Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,293	5,239
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,050	1,995
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,875	8,585
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,590	1,679
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,475	1,474
Canadian National Railway Co.	5.800%	6/1/16	750	813
Canadian National Railway Co.	1.450%	12/15/16	1,825	1,848
Canadian National Railway Co.	5.850%	11/15/17	175	199
Canadian National Railway Co.	5.550%	3/1/19	2,160	2,475
Canadian National Railway Co.	2.850%	12/15/21	1,135	1,147
Canadian National Railway Co.	2.250%	11/15/22	8,240	7,858
Canadian National Railway Co.	6.900%	7/15/28	2,725	3,641
Canadian National Railway Co.	6.250%	8/1/34	1,175	1,513
Canadian National Railway Co.	6.200%	6/1/36	2,693	3,484
Canadian National Railway Co.	6.375%	11/15/37	2,218	2,961
Canadian National Railway Co.	3.500%	11/15/42	10,925	9,932
Canadian Pacific Railway Co.	7.250%	5/15/19	7,664	9,292
Canadian Pacific Railway Co.	4.450%	3/15/23	4,403	4,803
Canadian Pacific Railway Co.	7.125%	10/15/31	1,285	1,748
Canadian Pacific Railway Co.	5.950%	5/15/37	16,164	20,256
Canadian Pacific Railway Ltd.	4.500%	1/15/22	4,000	4,394
Canadian Pacific Railway Ltd.	5.750%	1/15/42	15,755	19,419
Con-way Inc.	6.700%	5/1/34	4,225	4,690
5 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	1,988	2,207
5 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	781	911
5 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	18,754	19,129
5 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	8,573	8,680
CSX Corp.	7.900%	5/1/17	2,795	3,236
CSX Corp.	6.250%	3/15/18	2,850	3,270
CSX Corp.	7.375%	2/1/19	40,450	48,847
CSX Corp.	3.700%	10/30/20	755	795
CSX Corp.	4.250%	6/1/21	2,665	2,886
CSX Corp.	3.700%	11/1/23	2,000	2,060
CSX Corp.	6.000%	10/1/36	5,969	7,302
CSX Corp.	6.150%	5/1/37	2,385	2,953
CSX Corp.	6.220%	4/30/40	6,455	8,104
CSX Corp.	5.500%	4/15/41	9,000	10,410
CSX Corp.	4.750%	5/30/42	5,115	5,362
CSX Corp.	4.400%	3/1/43	18	18
CSX Corp.	4.100%	3/15/44	9,450	8,860
5 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	6,967	8,117
5 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	6,991	8,127
5 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	2,792	2,994
5 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	695	742
FedEx Corp.	2.625%	8/1/22	2,050	1,972
FedEx Corp.	3.875%	8/1/42	1,800	1,613
FedEx Corp.	5.100%	1/15/44	4,500	4,826
5 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	21,390	21,230
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	1,400	1,342

Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	6,455	6,140
Kansas City Southern Railway Co.	4.300%	5/15/43	5,700	5,539
Norfolk Southern Corp.	5.750%	1/15/16	8,200	8,709
Norfolk Southern Corp.	7.700%	5/15/17	5,125	5,929
Norfolk Southern Corp.	5.750%	4/1/18	2,575	2,912
Norfolk Southern Corp.	5.900%	6/15/19	9,350	10,829
Norfolk Southern Corp.	3.250%	12/1/21	2,470	2,522
Norfolk Southern Corp.	3.000%	4/1/22	83	83
Norfolk Southern Corp.	2.903%	2/15/23	2,518	2,434
Norfolk Southern Corp.	3.850%	1/15/24	2,000	2,064
Norfolk Southern Corp.	5.590%	5/17/25	102	119
Norfolk Southern Corp.	7.800%	5/15/27	4,400	5,983
Norfolk Southern Corp.	7.250%	2/15/31	4,062	5,515
Norfolk Southern Corp.	4.837%	10/1/41	16,131	17,307
Norfolk Southern Corp.	7.900%	5/15/97	400	612
Norfolk Southern Corp.	6.000%	3/15/05	50	60
Norfolk Southern Corp.	6.000%	5/23/11	8,975	10,745
Norfolk Southern Railway Co.	9.750%	6/15/20	1,559	2,105
Ryder System Inc.	3.600%	3/1/16	4,205	4,369
Ryder System Inc.	5.850%	11/1/16	8,425	9,223
Ryder System Inc.	3.500%	6/1/17	1,625	1,701
Ryder System Inc.	2.500%	3/1/18	3,807	3,879
Ryder System Inc.	2.450%	11/15/18	12,590	12,740
Ryder System Inc.	2.350%	2/26/19	13,312	13,342
Ryder System Inc.	2.550%	6/1/19	10,170	10,194
Southwest Airlines Co.	5.250%	10/1/14	175	175
Southwest Airlines Co.	5.750%	12/15/16	3,355	3,668
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	994	1,141
5 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	1,023	1,145
Union Pacific Corp.	5.750%	11/15/17	5	6
Union Pacific Corp.	5.700%	8/15/18	1,000	1,142
Union Pacific Corp.	4.000%	2/1/21	900	972
Union Pacific Corp.	4.163%	7/15/22	30,469	33,056
Union Pacific Corp.	3.646%	2/15/24	1,375	1,416
Union Pacific Corp.	3.250%	1/15/25	3,800	3,769
Union Pacific Corp.	6.625%	2/1/29	2,260	2,956
Union Pacific Corp.	4.750%	9/15/41	6,922	7,481
Union Pacific Corp.	4.250%	4/15/43	1,156	1,148
Union Pacific Corp.	4.821%	2/1/44	5,404	5,866
Union Pacific Corp.	4.850%	6/15/44	300	326
Union Pacific Corp.	4.150%	1/15/45	5,325	5,195
5 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	1,124	1,314
5 United Airlines Pass Through Trust Series
2013-1	4.300%	2/15/27	6,475	6,669
5 United Airlines Pass Through Trust Series
2014-1	4.000%	10/11/27	9,460	9,531
United Parcel Service Inc.	1.125%	10/1/17	2,500	2,484
United Parcel Service Inc.	5.500%	1/15/18	2,395	2,689
United Parcel Service Inc.	5.125%	4/1/19	5,493	6,193
United Parcel Service Inc.	3.125%	1/15/21	8,256	8,528
United Parcel Service Inc.	2.450%	10/1/22	11,490	11,048
United Parcel Service Inc.	6.200%	1/15/38	21,020	27,135
United Parcel Service Inc.	4.875%	11/15/40	4,742	5,275
United Parcel Service Inc.	3.625%	10/1/42	3,768	3,440
United Parcel Service of America Inc.	8.375%	4/1/20	10	13

5 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	93	103
5 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	1,525	1,533
5 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,601	1,673
				18,331,787
Utilities (2.0%)
Electric (1.8%)
AEP Texas Central Co.	6.650%	2/15/33	2,675	3,470
Alabama Power Co.	6.125%	5/15/38	18	23
Alabama Power Co.	6.000%	3/1/39	145	184
Alabama Power Co.	5.200%	6/1/41	2,800	3,249
Alabama Power Co.	4.100%	1/15/42	4,925	4,889
Alabama Power Co.	3.850%	12/1/42	1,250	1,195
Alabama Power Co.	4.150%	8/15/44	3,825	3,796
Ameren Illinois Co.	6.125%	11/15/17	1,419	1,618
Ameren Illinois Co.	2.700%	9/1/22	12,581	12,383
Ameren Illinois Co.	4.800%	12/15/43	2,375	2,582
Ameren Illinois Co.	4.300%	7/1/44	3,300	3,336
American Electric Power Co. Inc.	1.650%	12/15/17	5,525	5,524
American Electric Power Co. Inc.	2.950%	12/15/22	4,850	4,724
Appalachian Power Co.	7.950%	1/15/20	385	484
Appalachian Power Co.	4.600%	3/30/21	5,372	5,934
Appalachian Power Co.	5.800%	10/1/35	1,493	1,793
Appalachian Power Co.	6.375%	4/1/36	2,800	3,488
Arizona Public Service Co.	8.750%	3/1/19	1,300	1,651
Arizona Public Service Co.	3.350%	6/15/24	2,625	2,631
Arizona Public Service Co.	5.500%	9/1/35	3,580	4,249
Arizona Public Service Co.	4.500%	4/1/42	6,618	6,913
Arizona Public Service Co.	4.700%	1/15/44	5,651	6,110
Atlantic City Electric Co.	7.750%	11/15/18	4,225	5,101
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	3,864
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,738	1,822
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,400	2,425
Baltimore Gas & Electric Co.	6.350%	10/1/36	643	833
Berkshire Hathaway Energy Co.	1.100%	5/15/17	8,835	8,764
Berkshire Hathaway Energy Co.	5.750%	4/1/18	13,925	15,726
Berkshire Hathaway Energy Co.	2.000%	11/15/18	2,200	2,182
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,550	7,747
Berkshire Hathaway Energy Co.	8.480%	9/15/28	1,055	1,536
Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,930	4,864
Berkshire Hathaway Energy Co.	5.950%	5/15/37	9,250	11,314
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,255	1,622
Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,050	7,853
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,044
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	414
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,496	9,568
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	2,200	2,329
CenterPoint Energy Inc.	6.500%	5/1/18	470	541
Cleco Power LLC	6.500%	12/1/35	4,300	5,401
Cleco Power LLC	6.000%	12/1/40	4,075	4,823
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,742	3,242
Cleveland Electric Illuminating Co.	5.500%	8/15/24	4,515	5,200
CMS Energy Corp.	8.750%	6/15/19	9,750	12,423
CMS Energy Corp.	6.250%	2/1/20	3,476	4,075
CMS Energy Corp.	3.875%	3/1/24	2,524	2,600

CMS Energy Corp.	4.700%	3/31/43	6,300	6,377
CMS Energy Corp.	4.875%	3/1/44	2,200	2,271
Commonwealth Edison Co.	5.950%	8/15/16	11,630	12,711
Commonwealth Edison Co.	6.150%	9/15/17	13,670	15,466
Commonwealth Edison Co.	5.800%	3/15/18	3,085	3,497
Commonwealth Edison Co.	4.000%	8/1/20	1,925	2,075
Commonwealth Edison Co.	3.400%	9/1/21	3,300	3,437
Commonwealth Edison Co.	5.875%	2/1/33	590	727
Commonwealth Edison Co.	5.900%	3/15/36	3,086	3,856
Commonwealth Edison Co.	6.450%	1/15/38	9,223	12,229
Commonwealth Edison Co.	3.800%	10/1/42	1,764	1,661
Commonwealth Edison Co.	4.600%	8/15/43	3,315	3,516
Commonwealth Edison Co.	4.700%	1/15/44	6,263	6,861
Connecticut Light & Power Co.	2.500%	1/15/23	5,925	5,678
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	6,786
Connecticut Light & Power Co.	4.300%	4/15/44	7,075	7,237
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,481
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,840	6,349
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	580	659
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,200	1,432
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,175	15,667
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,481
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,437
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,640	5,653
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,020	3,827
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,280	1,717
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	328	387
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	6,725	8,163
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	18	18
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	13,075	13,303
Constellation Energy Group Inc.	5.150%	12/1/20	6,663	7,350
Consumers Energy Co.	5.500%	8/15/16	886	962
Consumers Energy Co.	6.125%	3/15/19	13,350	15,562
Consumers Energy Co.	6.700%	9/15/19	11,416	13,708
Consumers Energy Co.	2.850%	5/15/22	8,775	8,749
Consumers Energy Co.	3.375%	8/15/23	3,185	3,274
Consumers Energy Co.	3.950%	5/15/43	3,693	3,585
Consumers Energy Co.	4.350%	8/31/64	2,225	2,205
Dayton Power & Light Co.	1.875%	9/15/16	850	861
Delmarva Power & Light Co.	3.500%	11/15/23	3,175	3,254
Delmarva Power & Light Co.	4.000%	6/1/42	225	219
Dominion Resources Inc.	2.250%	9/1/15	2,980	3,022
Dominion Resources Inc.	1.950%	8/15/16	5,450	5,537
Dominion Resources Inc.	1.400%	9/15/17	400	396
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,227
Dominion Resources Inc.	6.400%	6/15/18	290	334
Dominion Resources Inc.	8.875%	1/15/19	455	572
Dominion Resources Inc.	4.450%	3/15/21	11,490	12,436
Dominion Resources Inc.	6.300%	3/15/33	8,275	10,206
Dominion Resources Inc.	5.250%	8/1/33	2,195	2,479
Dominion Resources Inc.	5.950%	6/15/35	8,785	10,616
Dominion Resources Inc.	4.900%	8/1/41	2,195	2,326
Dominion Resources Inc.	4.050%	9/15/42	675	629
5 Dominion Resources Inc.	5.750%	10/1/54	5,250	5,308
5 Dominion Resources Inc.	7.500%	6/30/66	3,775	4,058
DTE Electric Co.	3.450%	10/1/20	1,700	1,772
DTE Electric Co.	3.900%	6/1/21	575	618
DTE Electric Co.	2.650%	6/15/22	5,975	5,875

DTE Electric Co.	3.650%	3/15/24	18,325	18,896
DTE Electric Co.	3.375%	3/1/25	8,125	8,182
DTE Electric Co.	3.950%	6/15/42	10,505	10,197
DTE Electric Co.	4.000%	4/1/43	6,575	6,417
DTE Electric Co.	4.300%	7/1/44	375	384
DTE Energy Co.	3.500%	6/1/24	9,981	10,026
DTE Energy Co.	6.375%	4/15/33	4,425	5,554
Duke Energy Carolinas LLC	4.300%	6/15/20	5,700	6,252
Duke Energy Carolinas LLC	3.900%	6/15/21	400	428
Duke Energy Carolinas LLC	6.000%	12/1/28	4,670	5,802
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	2,007
Duke Energy Carolinas LLC	6.100%	6/1/37	10,263	12,725
Duke Energy Carolinas LLC	6.000%	1/15/38	6,145	7,752
Duke Energy Carolinas LLC	6.050%	4/15/38	3,813	4,858
Duke Energy Carolinas LLC	5.300%	2/15/40	2,845	3,353
Duke Energy Carolinas LLC	4.250%	12/15/41	5,500	5,576
Duke Energy Carolinas LLC	4.000%	9/30/42	595	581
Duke Energy Corp.	2.150%	11/15/16	9,171	9,363
Duke Energy Corp.	1.625%	8/15/17	8,075	8,096
Duke Energy Corp.	2.100%	6/15/18	875	880
Duke Energy Corp.	5.050%	9/15/19	11,200	12,513
Duke Energy Corp.	3.550%	9/15/21	4,386	4,530
Duke Energy Corp.	3.050%	8/15/22	9,330	9,237
Duke Energy Florida Inc.	6.350%	9/15/37	10,725	14,276
Duke Energy Florida Inc.	6.400%	6/15/38	7,905	10,536
Duke Energy Florida Inc.	5.650%	4/1/40	1,000	1,237
Duke Energy Indiana Inc.	6.050%	6/15/16	325	353
Duke Energy Indiana Inc.	3.750%	7/15/20	514	546
Duke Energy Indiana Inc.	6.120%	10/15/35	1,093	1,340
Duke Energy Indiana Inc.	6.350%	8/15/38	8,629	11,576
Duke Energy Indiana Inc.	6.450%	4/1/39	1,225	1,636
Duke Energy Indiana Inc.	4.200%	3/15/42	2,875	2,901
Duke Energy Indiana Inc.	4.900%	7/15/43	1,450	1,628
Duke Energy Ohio Inc.	5.450%	4/1/19	908	1,034
Duke Energy Progress Inc.	5.300%	1/15/19	36,825	41,633
Duke Energy Progress Inc.	3.000%	9/15/21	4,300	4,361
Duke Energy Progress Inc.	6.300%	4/1/38	5,599	7,350
Duke Energy Progress Inc.	4.100%	5/15/42	18	18
Duke Energy Progress Inc.	4.100%	3/15/43	400	397
Duke Energy Progress Inc.	4.375%	3/30/44	6,775	7,016
El Paso Electric Co.	6.000%	5/15/35	1,725	2,061
Entergy Arkansas Inc.	3.750%	2/15/21	10,550	11,122
Entergy Corp.	4.700%	1/15/17	3,125	3,331
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	3,725	4,240
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,405	1,653
Entergy Louisiana LLC	4.050%	9/1/23	4,150	4,400
Entergy Louisiana LLC	5.400%	11/1/24	1,725	2,012
Entergy Mississippi Inc.	3.100%	7/1/23	1,787	1,762
Entergy Texas Inc.	7.125%	2/1/19	7,875	9,404
Exelon Corp.	5.625%	6/15/35	2,205	2,465
Exelon Generation Co. LLC	6.200%	10/1/17	5,255	5,911
Exelon Generation Co. LLC	5.200%	10/1/19	20	22
Exelon Generation Co. LLC	4.000%	10/1/20	8,441	8,889
Exelon Generation Co. LLC	4.250%	6/15/22	14,038	14,594
Exelon Generation Co. LLC	6.250%	10/1/39	1,343	1,563
Exelon Generation Co. LLC	5.750%	10/1/41	1,125	1,250
Exelon Generation Co. LLC	5.600%	6/15/42	2,276	2,432
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,053	1,153

Florida Power & Light Co.	5.550%	11/1/17	720	809
Florida Power & Light Co.	2.750%	6/1/23	4,625	4,519
Florida Power & Light Co.	5.950%	10/1/33	225	283
Florida Power & Light Co.	5.625%	4/1/34	3,870	4,711
Florida Power & Light Co.	4.950%	6/1/35	560	641
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,769
Florida Power & Light Co.	6.200%	6/1/36	4,900	6,347
Florida Power & Light Co.	5.650%	2/1/37	4,460	5,461
Florida Power & Light Co.	5.850%	5/1/37	2,045	2,585
Florida Power & Light Co.	5.950%	2/1/38	9,800	12,361
Florida Power & Light Co.	4.125%	2/1/42	10,168	10,236
Florida Power & Light Co.	4.050%	10/1/44	4,000	3,956
Georgia Power Co.	0.750%	8/10/15	10,675	10,690
Georgia Power Co.	3.000%	4/15/16	3,400	3,507
Georgia Power Co.	5.700%	6/1/17	16,444	18,251
Georgia Power Co.	4.250%	12/1/19	20	22
Georgia Power Co.	2.850%	5/15/22	8,650	8,577
Georgia Power Co.	5.650%	3/1/37	343	406
Georgia Power Co.	5.950%	2/1/39	2,000	2,476
Georgia Power Co.	5.400%	6/1/40	4,040	4,648
Georgia Power Co.	4.750%	9/1/40	4,400	4,704
Georgia Power Co.	4.300%	3/15/42	13,225	13,195
Great Plains Energy Inc.	4.850%	6/1/21	1,253	1,376
Iberdrola International BV	6.750%	7/15/36	3,675	4,490
Indiana Michigan Power Co.	7.000%	3/15/19	4,375	5,230
Indiana Michigan Power Co.	3.200%	3/15/23	7,277	7,248
Indiana Michigan Power Co.	6.050%	3/15/37	7,250	8,893
5 Integrys Energy Group Inc.	6.110%	12/1/66	4,990	5,102
Interstate Power & Light Co.	6.250%	7/15/39	3,175	4,151
ITC Holdings Corp.	4.050%	7/1/23	2,925	3,042
ITC Holdings Corp.	3.650%	6/15/24	1,500	1,507
ITC Holdings Corp.	5.300%	7/1/43	3,375	3,788
Jersey Central Power & Light Co.	5.625%	5/1/16	8,900	9,495
Jersey Central Power & Light Co.	5.650%	6/1/17	4,600	5,054
Jersey Central Power & Light Co.	6.150%	6/1/37	6,273	7,335
5 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,514	2,736
Kansas City Power & Light Co.	7.150%	4/1/19	2,450	2,948
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	2,099
Kansas City Power & Light Co.	5.300%	10/1/41	5,493	6,153
Kentucky Utilities Co.	1.625%	11/1/15	4,850	4,899
Kentucky Utilities Co.	3.250%	11/1/20	3,350	3,467
Kentucky Utilities Co.	5.125%	11/1/40	1,598	1,851
Kentucky Utilities Co.	4.650%	11/15/43	11,650	12,579
LG&E & KU Energy LLC	2.125%	11/15/15	3,200	3,238
LG&E & KU Energy LLC	3.750%	11/15/20	11,800	12,247
LG&E & KU Energy LLC	4.375%	10/1/21	75	80
Louisville Gas & Electric Co.	5.125%	11/15/40	1,675	1,936
Louisville Gas & Electric Co.	4.650%	11/15/43	8,150	8,843
Metropolitan Edison Co.	7.700%	1/15/19	5,236	6,312
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,048
MidAmerican Energy Co.	5.300%	3/15/18	800	893
MidAmerican Energy Co.	6.750%	12/30/31	9,000	11,868
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,707
MidAmerican Energy Co.	5.800%	10/15/36	275	340
Mississippi Power Co.	4.250%	3/15/42	7,775	7,634
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	500	552

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	6,385	7,157
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	21,730	28,607
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	6,175	6,186
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	847	849
8 National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	2,526	2,548
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	3,057	3,084
5 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,500	1,484
Nevada Power Co.	6.500%	5/15/18	3,592	4,169
Nevada Power Co.	7.125%	3/15/19	17,061	20,479
Nevada Power Co.	6.650%	4/1/36	500	659
Nevada Power Co.	6.750%	7/1/37	6,672	8,964
Nevada Power Co.	5.375%	9/15/40	3,905	4,616
Nevada Power Co.	5.450%	5/15/41	900	1,059
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	835	905
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	20,650	23,673
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	7,375	7,328
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	2,575	2,603
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	6,825	6,912
5 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,175	2,180
5 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	2,640	2,706
Northern States Power Co.	5.250%	3/1/18	1,875	2,094
Northern States Power Co.	5.250%	7/15/35	325	384
Northern States Power Co.	6.250%	6/1/36	2,170	2,834
Northern States Power Co.	6.200%	7/1/37	5,443	7,080
Northern States Power Co.	5.350%	11/1/39	9,296	10,985
Northern States Power Co.	4.850%	8/15/40	525	593
Northern States Power Co.	3.400%	8/15/42	18	16
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,001
NSTAR Electric Co.	2.375%	10/15/22	6,725	6,430
NSTAR Electric Co.	5.500%	3/15/40	4,246	5,123
NSTAR LLC	4.500%	11/15/19	7,553	8,276
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	2,061
Oglethorpe Power Corp.	5.375%	11/1/40	4,800	5,461
Oglethorpe Power Corp.	5.250%	9/1/50	18	20
Ohio Power Co.	6.000%	6/1/16	3,863	4,189
Ohio Power Co.	5.375%	10/1/21	3,500	4,056
Ohio Power Co.	6.600%	2/15/33	1,500	1,932
Ohio Power Co.	5.850%	10/1/35	4,468	5,361
Oklahoma Gas & Electric Co.	5.850%	6/1/40	2,925	3,613
Oklahoma Gas & Electric Co.	3.900%	5/1/43	2,000	1,919
Oklahoma Gas & Electric Co.	4.550%	3/15/44	135	142
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,300	2,533
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,825	4,485
8 Oncor Electric Delivery Co. LLC	2.150%	6/1/19	5,150	5,112
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,750	1,878
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,496	6,939
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,600	3,556
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	5,200
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,601	2,345
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	925	1,075
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,000	4,297

Oncor Electric Delivery Co. LLC	5.300%	6/1/42	425	498
Pacific Gas & Electric Co.	5.625%	11/30/17	6,930	7,760
Pacific Gas & Electric Co.	3.500%	10/1/20	23,700	24,628
Pacific Gas & Electric Co.	4.250%	5/15/21	9,150	9,909
Pacific Gas & Electric Co.	3.250%	6/15/23	9,680	9,568
Pacific Gas & Electric Co.	3.750%	2/15/24	3,250	3,324
Pacific Gas & Electric Co.	3.400%	8/15/24	5,325	5,288
Pacific Gas & Electric Co.	6.050%	3/1/34	30,737	37,794
Pacific Gas & Electric Co.	5.800%	3/1/37	19,770	23,675
Pacific Gas & Electric Co.	6.350%	2/15/38	650	831
Pacific Gas & Electric Co.	6.250%	3/1/39	3,825	4,902
Pacific Gas & Electric Co.	5.400%	1/15/40	10	11
Pacific Gas & Electric Co.	4.450%	4/15/42	2,469	2,475
Pacific Gas & Electric Co.	3.750%	8/15/42	45	41
Pacific Gas & Electric Co.	4.600%	6/15/43	9,075	9,393
Pacific Gas & Electric Co.	4.750%	2/15/44	4,368	4,601
PacifiCorp	5.650%	7/15/18	4,000	4,550
PacifiCorp	5.500%	1/15/19	4,500	5,106
PacifiCorp	3.600%	4/1/24	6,450	6,604
PacifiCorp	7.700%	11/15/31	1,174	1,707
PacifiCorp	5.250%	6/15/35	100	117
PacifiCorp	5.750%	4/1/37	3,125	3,870
PacifiCorp	6.250%	10/15/37	18,155	23,601
PacifiCorp	6.000%	1/15/39	3,425	4,343
PacifiCorp	4.100%	2/1/42	4,845	4,802
Peco Energy Co.	1.200%	10/15/16	12,675	12,740
Peco Energy Co.	5.350%	3/1/18	675	754
Peco Energy Co.	2.375%	9/15/22	2,925	2,804
Pennsylvania Electric Co.	5.200%	4/1/20	5,400	5,961
Pennsylvania Electric Co.	6.150%	10/1/38	3,400	3,999
Pepco Holdings Inc.	2.700%	10/1/15	150	153
PG&E Corp.	2.400%	3/1/19	3,700	3,705
Potomac Electric Power Co.	3.600%	3/15/24	3,625	3,729
Potomac Electric Power Co.	6.500%	11/15/37	7,907	10,583
PPL Capital Funding Inc.	1.900%	6/1/18	1,225	1,220
PPL Capital Funding Inc.	3.400%	6/1/23	3,495	3,447
PPL Capital Funding Inc.	3.950%	3/15/24	2,090	2,146
PPL Capital Funding Inc.	4.700%	6/1/43	2,250	2,306
PPL Capital Funding Inc.	5.000%	3/15/44	7,725	8,241
PPL Electric Utilities Corp.	3.000%	9/15/21	1,075	1,088
PPL Electric Utilities Corp.	6.250%	5/15/39	5,552	7,304
PPL Electric Utilities Corp.	5.200%	7/15/41	3,190	3,743
PPL Electric Utilities Corp.	4.125%	6/15/44	2,175	2,194
Progress Energy Inc.	4.875%	12/1/19	4,035	4,495
Progress Energy Inc.	4.400%	1/15/21	6,200	6,766
Progress Energy Inc.	7.750%	3/1/31	1,885	2,649
Progress Energy Inc.	7.000%	10/30/31	500	660
Progress Energy Inc.	6.000%	12/1/39	6,720	8,282
PSEG Power LLC	5.500%	12/1/15	14,240	14,994
PSEG Power LLC	2.750%	9/15/16	4,400	4,547
PSEG Power LLC	5.125%	4/15/20	1,276	1,408
PSEG Power LLC	4.150%	9/15/21	4,269	4,489
PSEG Power LLC	8.625%	4/15/31	350	503
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,672
Public Service Co. of Colorado	5.125%	6/1/19	9,725	10,998
Public Service Co. of Colorado	3.200%	11/15/20	4,100	4,251
Public Service Co. of Colorado	2.250%	9/15/22	5,650	5,366
Public Service Co. of Colorado	6.250%	9/1/37	2,325	3,049

Public Service Co. of Colorado	4.750%	8/15/41	2,925	3,200
Public Service Co. of Colorado	3.600%	9/15/42	11,100	10,157
Public Service Co. of New Hampshire	3.500%	11/1/23	829	855
Public Service Co. of Oklahoma	5.150%	12/1/19	100	112
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	6,155
Public Service Electric & Gas Co.	2.300%	9/15/18	6,200	6,302
Public Service Electric & Gas Co.	1.800%	6/1/19	2,050	2,016
Public Service Electric & Gas Co.	3.500%	8/15/20	500	525
Public Service Electric & Gas Co.	3.150%	8/15/24	2,200	2,195
Public Service Electric & Gas Co.	5.700%	12/1/36	3,382	4,248
Public Service Electric & Gas Co.	5.800%	5/1/37	4,900	6,140
Public Service Electric & Gas Co.	5.375%	11/1/39	5,972	7,164
Public Service Electric & Gas Co.	3.950%	5/1/42	14,575	14,253
Public Service Electric & Gas Co.	4.000%	6/1/44	2,200	2,153
Puget Energy Inc.	6.500%	12/15/20	18,200	21,545
Puget Energy Inc.	6.000%	9/1/21	2,840	3,289
Puget Sound Energy Inc.	7.020%	12/1/27	1,000	1,312
Puget Sound Energy Inc.	5.483%	6/1/35	805	956
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	6,785
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,314
Puget Sound Energy Inc.	5.795%	3/15/40	1,624	2,022
Puget Sound Energy Inc.	5.764%	7/15/40	1,865	2,327
Puget Sound Energy Inc.	5.638%	4/15/41	2,718	3,338
Puget Sound Energy Inc.	4.434%	11/15/41	4,009	4,255
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,206
San Diego Gas & Electric Co.	3.000%	8/15/21	3,000	3,061
San Diego Gas & Electric Co.	3.600%	9/1/23	7,175	7,473
San Diego Gas & Electric Co.	5.350%	5/15/35	1,200	1,420
San Diego Gas & Electric Co.	6.125%	9/15/37	118	152
San Diego Gas & Electric Co.	6.000%	6/1/39	905	1,156
San Diego Gas & Electric Co.	5.350%	5/15/40	1,760	2,087
San Diego Gas & Electric Co.	4.500%	8/15/40	2,770	2,930
San Diego Gas & Electric Co.	3.950%	11/15/41	8,575	8,429
San Diego Gas & Electric Co.	4.300%	4/1/42	325	335
SCANA Corp.	4.750%	5/15/21	2,775	2,995
SCANA Corp.	4.125%	2/1/22	1,930	1,992
Scottish Power Ltd.	5.810%	3/15/25	900	1,023
Sierra Pacific Power Co.	6.000%	5/15/16	4,925	5,322
Sierra Pacific Power Co.	3.375%	8/15/23	10,848	10,990
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	5,794
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,660	1,953
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,725	7,587
South Carolina Electric & Gas Co.	5.300%	5/15/33	243	277
South Carolina Electric & Gas Co.	6.050%	1/15/38	3,635	4,606
South Carolina Electric & Gas Co.	5.450%	2/1/41	4,120	4,903
South Carolina Electric & Gas Co.	4.350%	2/1/42	7,418	7,532
South Carolina Electric & Gas Co.	4.600%	6/15/43	8,133	8,554
South Carolina Electric & Gas Co.	4.500%	6/1/64	2,700	2,725
Southern California Edison Co.	5.000%	1/15/16	1,175	1,240
Southern California Edison Co.	3.875%	6/1/21	26,950	29,014
Southern California Edison Co.	6.650%	4/1/29	2,056	2,634
Southern California Edison Co.	6.000%	1/15/34	6,035	7,661
Southern California Edison Co.	5.750%	4/1/35	2,913	3,587
Southern California Edison Co.	5.350%	7/15/35	7,323	8,658
Southern California Edison Co.	5.550%	1/15/36	1,400	1,688
Southern California Edison Co.	5.625%	2/1/36	6,925	8,390
Southern California Edison Co.	5.550%	1/15/37	7,350	8,867
Southern California Edison Co.	5.950%	2/1/38	5,463	6,872

Southern California Edison Co.	6.050%	3/15/39	1,110	1,417
Southern California Edison Co.	5.500%	3/15/40	118	144
Southern California Edison Co.	4.500%	9/1/40	6,075	6,486
Southern California Edison Co.	3.900%	12/1/41	300	289
Southern California Edison Co.	4.050%	3/15/42	5,000	4,939
Southern California Edison Co.	4.650%	10/1/43	1,279	1,372
Southern Co.	1.300%	8/15/17	3,400	3,383
Southern Co.	2.150%	9/1/19	2,800	2,767
Southern Power Co.	5.150%	9/15/41	11,090	12,146
Southern Power Co.	5.250%	7/15/43	150	167
Southwestern Electric Power Co.	5.550%	1/15/17	1,070	1,171
Southwestern Electric Power Co.	5.875%	3/1/18	1,317	1,482
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	4,229
Southwestern Electric Power Co.	3.550%	2/15/22	6,954	7,124
Southwestern Electric Power Co.	6.200%	3/15/40	2,810	3,578
Southwestern Public Service Co.	4.500%	8/15/41	3,645	3,824
Tampa Electric Co.	6.100%	5/15/18	275	314
Tampa Electric Co.	5.400%	5/15/21	2,262	2,619
Tampa Electric Co.	2.600%	9/15/22	3,025	2,922
Tampa Electric Co.	6.550%	5/15/36	3,000	4,024
Tampa Electric Co.	4.350%	5/15/44	6,500	6,682
TECO Finance Inc.	4.000%	3/15/16	2,650	2,766
TECO Finance Inc.	6.572%	11/1/17	2,200	2,509
TECO Finance Inc.	5.150%	3/15/20	3,402	3,797
TransAlta Corp.	4.750%	1/15/15	1,575	1,594
TransAlta Corp.	6.650%	5/15/18	1,325	1,490
TransAlta Corp.	6.500%	3/15/40	1,009	1,034
Tucson Electric Power Co.	5.150%	11/15/21	2,125	2,380
UIL Holdings Corp.	4.625%	10/1/20	1,650	1,763
Union Electric Co.	6.400%	6/15/17	20	23
Union Electric Co.	6.700%	2/1/19	4,991	5,923
Union Electric Co.	3.500%	4/15/24	7,135	7,295
Union Electric Co.	5.300%	8/1/37	3,325	3,856
Union Electric Co.	8.450%	3/15/39	1,725	2,818
Union Electric Co.	3.900%	9/15/42	2,225	2,143
Virginia Electric & Power Co.	5.400%	1/15/16	1,320	1,400
Virginia Electric & Power Co.	5.400%	4/30/18	3,320	3,728
Virginia Electric & Power Co.	5.000%	6/30/19	3,300	3,711
Virginia Electric & Power Co.	2.950%	1/15/22	3,600	3,632
Virginia Electric & Power Co.	3.450%	9/1/22	665	688
Virginia Electric & Power Co.	6.000%	1/15/36	5,575	7,102
Virginia Electric & Power Co.	6.000%	5/15/37	3,100	3,923
Virginia Electric & Power Co.	6.350%	11/30/37	3,450	4,582
Virginia Electric & Power Co.	8.875%	11/15/38	28	46
Virginia Electric & Power Co.	4.000%	1/15/43	3,653	3,542
Virginia Electric & Power Co.	4.650%	8/15/43	6,250	6,713
Virginia Electric and Power Co.	3.450%	2/15/24	2,825	2,872
Virginia Electric and Power Co.	4.450%	2/15/44	3,850	3,995
Westar Energy Inc.	8.625%	12/1/18	1,150	1,449
Westar Energy Inc.	4.125%	3/1/42	8,530	8,503
Westar Energy Inc.	4.100%	4/1/43	4,575	4,572
Westar Energy Inc.	4.625%	9/1/43	875	935
Western Massachusetts Electric Co.	3.500%	9/15/21	2,650	2,767
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	5,012
Wisconsin Electric Power Co.	2.950%	9/15/21	2,500	2,532
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,258
Wisconsin Electric Power Co.	5.700%	12/1/36	1,250	1,564
Wisconsin Electric Power Co.	3.650%	12/15/42	418	394

	Wisconsin Electric Power Co.	4.250%	6/1/44	3,425	3,552
5	Wisconsin Energy Corp.	6.250%	5/15/67	15,665	16,213
	Wisconsin Power & Light Co.	2.250%	11/15/22	3,075	2,935
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,875	6,551
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,625	1,517
	Xcel Energy Inc.	0.750%	5/9/16	6,250	6,237
	Xcel Energy Inc.	5.613%	4/1/17	592	652
	Xcel Energy Inc.	4.700%	5/15/20	1,000	1,099
	Xcel Energy Inc.	6.500%	7/1/36	3,065	4,004

	Natural Gas (0.1%)
	AGL Capital Corp.	5.250%	8/15/19	885	992
	AGL Capital Corp.	3.500%	9/15/21	4,845	4,998
	AGL Capital Corp.	5.875%	3/15/41	2,560	3,149
	AGL Capital Corp.	4.400%	6/1/43	3,675	3,702
	Atmos Energy Corp.	8.500%	3/15/19	1,810	2,270
	Atmos Energy Corp.	5.500%	6/15/41	10,395	12,498
	Atmos Energy Corp.	4.150%	1/15/43	9,400	9,377
	British Transco Finance Inc.	6.625%	6/1/18	5,205	6,017
14	Enron Corp.	7.625%	9/10/04	1,600	—
14	Enron Corp.	6.625%	11/15/05	1,075	—
14	Enron Corp.	7.125%	5/15/07	6,846	1
14	Enron Corp.	6.875%	10/15/07	6,700	1
14	Enron Corp.	6.750%	8/1/09	5,145	1
14	Internorth Inc.	9.625%	3/15/06	3,680	—
	KeySpan Corp.	8.000%	11/15/30	60	83
	Laclede Group Inc.	4.700%	8/15/44	4,925	4,985
	National Fuel Gas Co.	6.500%	4/15/18	3,000	3,434
	National Fuel Gas Co.	4.900%	12/1/21	550	590
	National Fuel Gas Co.	3.750%	3/1/23	5,575	5,522
	National Grid plc	6.300%	8/1/16	8,800	9,645
8	ONE Gas Inc.	2.070%	2/1/19	3,750	3,738
8	ONE Gas Inc.	4.658%	2/1/44	1,525	1,665
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,350	2,549
	Sempra Energy	6.500%	6/1/16	10,458	11,407
	Sempra Energy	2.300%	4/1/17	5,875	5,998
	Sempra Energy	6.150%	6/15/18	2,200	2,516
	Sempra Energy	9.800%	2/15/19	2,260	2,945
	Sempra Energy	2.875%	10/1/22	3,175	3,097
	Sempra Energy	4.050%	12/1/23	11,535	12,117
	Sempra Energy	6.000%	10/15/39	17,546	21,798
	Southern California Gas Co.	5.750%	11/15/35	960	1,205
	Southern California Gas Co.	3.750%	9/15/42	4,620	4,379
	Southern California Gas Co.	4.450%	3/15/44	2,400	2,541

	Other Utility (0.1%)
	American Water Capital Corp.	6.085%	10/15/17	7,020	7,883
	American Water Capital Corp.	3.850%	3/1/24	8,050	8,363
	American Water Capital Corp.	6.593%	10/15/37	5,670	7,504
	United Utilities plc	5.375%	2/1/19	5,455	5,985
	United Utilities plc	6.875%	8/15/28	885	1,054
	Veolia Environnement SA	6.000%	6/1/18	5,495	6,189
	Veolia Environnement SA	6.750%	6/1/38	2,399	2,899

					2,433,424
Total Corporate Bonds (Cost $29,731,975)					31,169,047

Sovereign Bonds (U.S. Dollar-Denominated) (5.6%)
African Development Bank	2.500%	3/15/16	750	772
African Development Bank	1.250%	9/2/16	1,850	1,871
African Development Bank	1.125%	3/15/17	7,350	7,380
African Development Bank	0.875%	5/15/17	3,000	2,989
African Development Bank	0.875%	3/15/18	9,150	8,990
African Development Bank	1.625%	10/2/18	22,350	22,375
African Development Bank	2.375%	9/23/21	29,200	29,310
Asian Development Bank	4.250%	10/20/14	5,875	5,887
Asian Development Bank	0.500%	8/17/15	18,450	18,460
Asian Development Bank	2.500%	3/15/16	18,375	18,918
Asian Development Bank	0.500%	6/20/16	3,625	3,620
Asian Development Bank	5.500%	6/27/16	5,225	5,669
Asian Development Bank	0.750%	1/11/17	35,300	35,194
Asian Development Bank	1.125%	3/15/17	20,100	20,208
Asian Development Bank	5.250%	6/12/17	600	666
Asian Development Bank	5.593%	7/16/18	3,498	3,976
Asian Development Bank	1.750%	9/11/18	21,325	21,474
Asian Development Bank	1.875%	10/23/18	13,850	13,996
Asian Development Bank	1.750%	3/21/19	3,670	3,672
Asian Development Bank	1.875%	4/12/19	5,700	5,729
Asian Development Bank	1.375%	3/23/20	12,500	12,087
Asian Development Bank	5.820%	6/16/28	18	23
Banco do Brasil SA	3.875%	1/23/17	12,176	12,570
Banco do Brasil SA	3.875%	10/10/22	2,975	2,800
Canada	0.875%	2/14/17	35,750	35,659
Canada	1.625%	2/27/19	1,000	996
China Development Bank Corp.	4.750%	10/8/14	3,700	3,702
China Development Bank Corp.	5.000%	10/15/15	1,450	1,506
CNOOC Curtis Funding No 1 pty Ltd.	4.500%	10/3/23	5,000	5,194
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	6,250	5,808
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	5,150	5,149
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	38,200	38,757
Corp. Andina de Fomento	3.750%	1/15/16	12,325	12,710
Corp. Andina de Fomento	8.125%	6/4/19	18,550	22,857
Corp. Andina de Fomento	4.375%	6/15/22	20,344	21,671
Council Of Europe Development Bank	2.625%	2/16/16	6,900	7,106
Council Of Europe Development Bank	1.500%	2/22/17	13,150	13,325
Council Of Europe Development Bank	1.500%	6/19/17	3,300	3,335
Council Of Europe Development Bank	1.000%	3/7/18	13,500	13,326
Council Of Europe Development Bank	1.125%	5/31/18	12,620	12,458
Ecopetrol SA	4.250%	9/18/18	3,015	3,188
Ecopetrol SA	7.625%	7/23/19	11,500	13,656
Ecopetrol SA	5.875%	9/18/23	18,735	20,655
Ecopetrol SA	4.125%	1/16/25	11,200	10,794
Ecopetrol SA	5.875%	5/28/45	14,900	15,198
European Bank for Reconstruction &
Development	2.750%	4/20/15	19,450	19,719
European Bank for Reconstruction &
Development	2.500%	3/15/16	20,100	20,685
European Bank for Reconstruction &
Development	1.375%	10/20/16	2,550	2,583
European Bank for Reconstruction &
Development	1.000%	2/16/17	5,050	5,061
European Bank for Reconstruction &
Development	0.750%	9/1/17	11,400	11,259
European Bank for Reconstruction &
Development	1.000%	6/15/18	5,300	5,208

	European Bank for Reconstruction &
	Development	1.000%	9/17/18	4,250	4,148
	European Bank for Reconstruction &
	Development	1.625%	11/15/18	9,300	9,292
	European Bank for Reconstruction &
	Development	1.750%	6/14/19	20,200	20,014
	European Bank for Reconstruction &
	Development	1.500%	3/16/20	9,000	8,758
	European Investment Bank	2.750%	3/23/15	20,800	21,051
	European Investment Bank	1.000%	7/15/15	8,265	8,317
	European Investment Bank	1.625%	9/1/15	20,025	20,278
	European Investment Bank	1.375%	10/20/15	19,625	19,811
	European Investment Bank	4.875%	2/16/16	19,250	20,419
	European Investment Bank	0.625%	4/15/16	38,500	38,595
	European Investment Bank	2.500%	5/16/16	31,450	32,456
	European Investment Bank	2.125%	7/15/16	22,200	22,802
	European Investment Bank	0.500%	8/15/16	29,575	29,451
	European Investment Bank	5.125%	9/13/16	19,100	20,740
	European Investment Bank	1.250%	10/14/16	23,825	24,092
	European Investment Bank	1.125%	12/15/16	18,500	18,588
	European Investment Bank	4.875%	1/17/17	30,625	33,388
	European Investment Bank	1.750%	3/15/17	41,825	42,681
	European Investment Bank	0.875%	4/18/17	15,250	15,163
	European Investment Bank	5.125%	5/30/17	45,555	50,429
	European Investment Bank	1.625%	6/15/17	5,500	5,586
	European Investment Bank	1.000%	8/17/17	23,925	23,801
	European Investment Bank	1.125%	9/15/17	31,575	31,585
	European Investment Bank	1.000%	12/15/17	20,400	20,225
	European Investment Bank	1.000%	3/15/18	16,275	16,059
	European Investment Bank	1.000%	6/15/18	5,350	5,252
	European Investment Bank	1.625%	12/18/18	23,075	23,046
	European Investment Bank	1.875%	3/15/19	77,000	77,291
	European Investment Bank	1.750%	6/17/19	66,480	65,925
	European Investment Bank	2.875%	9/15/20	18,600	19,366
	European Investment Bank	4.000%	2/16/21	30,100	33,314
	European Investment Bank	2.500%	4/15/21	43,300	43,917
	European Investment Bank	2.125%	10/15/21	4,550	4,485
	European Investment Bank	3.250%	1/29/24	18,950	19,877
	European Investment Bank	4.875%	2/15/36	935	1,145
	Export Development Canada	0.500%	9/15/15	9,925	9,945
	Export Development Canada	1.250%	10/27/15	300	303
	Export Development Canada	1.250%	10/26/16	12,750	12,868
11	Export Development Canada	1.000%	5/15/17	6,000	5,981
	Export Development Canada	0.750%	12/15/17	13,500	13,262
	Export Development Canada	1.500%	10/3/18	4,275	4,235
	Export Development Canada	1.750%	8/19/19	8,200	8,129
	Export-Import Bank of Korea	3.750%	10/20/16	11,550	12,132
	Export-Import Bank of Korea	4.000%	1/11/17	21,550	22,787
	Export-Import Bank of Korea	1.750%	2/27/18	16,725	16,590
	Export-Import Bank of Korea	2.875%	9/17/18	10,400	10,630
	Export-Import Bank of Korea	2.375%	8/12/19	7,000	6,942
	Export-Import Bank of Korea	5.125%	6/29/20	6,300	7,090
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,956
	Export-Import Bank of Korea	4.375%	9/15/21	3,925	4,227
	Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,639
	Export-Import Bank of Korea	4.000%	1/14/24	34,750	36,328
	Federative Republic of Brazil	6.000%	1/17/17	33,030	36,201
5	Federative Republic of Brazil	8.000%	1/15/18	9,831	10,903

Federative Republic of Brazil	5.875%	1/15/19	18,475	20,720
Federative Republic of Brazil	8.875%	10/14/19	12,170	15,456
Federative Republic of Brazil	4.875%	1/22/21	16,650	17,686
Federative Republic of Brazil	2.625%	1/5/23	9,750	8,795
Federative Republic of Brazil	8.875%	4/15/24	170	231
Federative Republic of Brazil	4.250%	1/7/25	32,500	32,184
Federative Republic of Brazil	8.750%	2/4/25	10,068	13,692
Federative Republic of Brazil	10.125%	5/15/27	8,742	13,463
Federative Republic of Brazil	8.250%	1/20/34	13,345	17,949
Federative Republic of Brazil	7.125%	1/20/37	17,591	21,474
5 Federative Republic of Brazil	11.000%	8/17/40	13,537	14,728
Federative Republic of Brazil	5.625%	1/7/41	25,125	25,983
Federative Republic of Brazil	5.000%	1/27/45	26,581	24,895
FMS Wertmanagement AoeR	0.625%	4/18/16	6,650	6,660
FMS Wertmanagement AoeR	1.125%	10/14/16	13,600	13,702
FMS Wertmanagement AoeR	1.125%	9/5/17	8,500	8,485
FMS Wertmanagement AoeR	1.000%	11/21/17	8,500	8,411
FMS Wertmanagement AoeR	1.625%	11/20/18	22,250	22,228
Hydro-Quebec	7.500%	4/1/16	2,155	2,368
Hydro-Quebec	2.000%	6/30/16	26,495	27,082
Hydro-Quebec	1.375%	6/19/17	3,700	3,712
Hydro-Quebec	8.400%	1/15/22	8,195	10,754
Hydro-Quebec	8.050%	7/7/24	3,310	4,564
Hydro-Quebec	8.500%	12/1/29	825	1,230
Inter-American Development Bank	4.250%	9/14/15	7,395	7,671
Inter-American Development Bank	0.625%	9/12/16	4,000	3,995
Inter-American Development Bank	5.125%	9/13/16	7,350	7,978
Inter-American Development Bank	1.375%	10/18/16	750	760
Inter-American Development Bank	0.875%	11/15/16	14,000	13,997
Inter-American Development Bank	1.125%	3/15/17	20,300	20,399
Inter-American Development Bank	1.000%	7/14/17	20,010	19,883
Inter-American Development Bank	2.375%	8/15/17	25,216	26,111
Inter-American Development Bank	0.875%	3/15/18	17,650	17,347
Inter-American Development Bank	1.750%	8/24/18	4,900	4,939
Inter-American Development Bank	4.250%	9/10/18	2,950	3,251
Inter-American Development Bank	1.125%	9/12/19	1,150	1,108
Inter-American Development Bank	3.875%	9/17/19	57,140	62,435
Inter-American Development Bank	1.750%	10/15/19	29,250	28,962
Inter-American Development Bank	3.875%	2/14/20	6,475	7,078
Inter-American Development Bank	2.125%	11/9/20	9,500	9,413
Inter-American Development Bank	3.000%	10/4/23	2,800	2,898
Inter-American Development Bank	3.000%	2/21/24	34,200	35,291
Inter-American Development Bank	7.000%	6/15/25	2,950	3,945
Inter-American Development Bank	3.875%	10/28/41	45	47
Inter-American Development Bank	3.200%	8/7/42	5,250	4,780
Inter-American Development Bank	4.375%	1/24/44	2,800	3,164
International Bank for Reconstruction &
Development	2.125%	3/15/16	47,425	48,562
International Bank for Reconstruction &
Development	5.000%	4/1/16	18,735	19,999
International Bank for Reconstruction &
Development	0.500%	4/15/16	32,275	32,288
International Bank for Reconstruction &
Development	1.000%	9/15/16	14,100	14,194
International Bank for Reconstruction &
Development	0.625%	10/14/16	18,000	17,938
International Bank for Reconstruction &
Development	0.750%	12/15/16	15,475	15,443

	International Bank for Reconstruction &
	Development	0.875%	4/17/17	58,700	58,599
	International Bank for Reconstruction &
	Development	1.125%	7/18/17	2,350	2,355
	International Bank for Reconstruction &
	Development	1.375%	4/10/18	32,000	31,944
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	64,800	65,320
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	43,600	43,536
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	8,400	8,395
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	22,350	22,469
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	4,000	5,547
	International Bank for Reconstruction &
	Development	8.875%	3/1/26	1,050	1,600
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	1,823	2,189
	International Finance Corp.	2.750%	4/20/15	10,375	10,518
	International Finance Corp.	2.250%	4/11/16	10,900	11,188
	International Finance Corp.	0.500%	5/16/16	2,800	2,798
	International Finance Corp.	0.625%	10/3/16	2,875	2,871
	International Finance Corp.	0.625%	11/15/16	7,500	7,479
	International Finance Corp.	1.125%	11/23/16	32,200	32,423
	International Finance Corp.	1.000%	4/24/17	3,975	3,968
	International Finance Corp.	2.125%	11/17/17	16,875	17,324
	International Finance Corp.	0.625%	12/21/17	12,275	12,032
	International Finance Corp.	0.875%	6/15/18	1,600	1,560
	International Finance Corp.	1.250%	7/16/18	8,600	8,504
	International Finance Corp.	1.750%	9/4/18	29,050	29,232
	International Finance Corp.	1.750%	9/16/19	15,500	15,380
15	Japan Bank for International Cooperation	2.500%	1/21/16	6,300	6,467
15	Japan Bank for International Cooperation	2.500%	5/18/16	6,700	6,906
15	Japan Bank for International Cooperation	2.250%	7/13/16	12,125	12,462
15	Japan Bank for International Cooperation	1.125%	7/19/17	39,100	39,037
15	Japan Bank for International Cooperation	1.750%	7/31/18	15,000	15,073
15	Japan Bank for International Cooperation	1.750%	11/13/18	19,000	19,025
15	Japan Bank for International Cooperation	3.375%	7/31/23	6,600	6,966
15	Japan Bank for International Cooperation	3.000%	5/29/24	25,500	25,898
15	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,050	4,453
	Japan Finance Organization for Municipalities	4.000%	1/13/21	10,400	11,355
10	KFW	0.625%	4/24/15	48,225	48,350
10	KFW	1.250%	10/26/15	13,025	13,161
10	KFW	2.625%	2/16/16	28,100	28,944
10	KFW	5.125%	3/14/16	36,950	39,441
10	KFW	0.500%	4/19/16	18,400	18,407
10	KFW	2.000%	6/1/16	40,200	41,171
	KFW	0.500%	7/15/16	22,200	22,107
10	KFW	1.250%	10/5/16	33,225	33,604
10	KFW	0.625%	12/15/16	22,600	22,535
10	KFW	4.875%	1/17/17	780	851
10	KFW	1.250%	2/15/17	66,025	66,621
10	KFW	0.750%	3/17/17	36,100	35,696
10	KFW	0.875%	9/5/17	26,550	26,338
10	KFW	4.375%	3/15/18	18,650	20,521
10	KFW	4.500%	7/16/18	14,325	15,886

10	KFW	1.875%	4/1/19	33,310	33,480
10	KFW	4.875%	6/17/19	25,005	28,451
10	KFW	4.000%	1/27/20	43,850	48,276
10	KFW	2.750%	9/8/20	45,050	46,625
10	KFW	2.750%	10/1/20	42,750	44,216
10	KFW	2.375%	8/25/21	10,435	10,475
10	KFW	2.000%	10/4/22	23,500	22,721
10	KFW	2.125%	1/17/23	41,575	40,462
10	KFW	0.000%	4/18/36	14,500	7,091
10	KFW	0.000%	6/29/37	220	102
	Korea Development Bank	3.250%	3/9/16	13,200	13,596
	Korea Development Bank	4.000%	9/9/16	4,250	4,474
	Korea Development Bank	3.875%	5/4/17	15,500	16,376
	Korea Development Bank	3.500%	8/22/17	5,400	5,665
	Korea Development Bank	1.500%	1/22/18	11,000	10,826
	Korea Development Bank	3.000%	3/17/19	5,000	5,129
	Korea Development Bank	3.750%	1/22/24	14,400	14,852
	Korea Finance Corp.	3.250%	9/20/16	11,100	11,510
	Korea Finance Corp.	2.250%	8/7/17	850	860
	Korea Finance Corp.	4.625%	11/16/21	5,975	6,531
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,258
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	12,505	12,787
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	9,719
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	2,675	2,748
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	11,250	11,550
10	Landwirtschaftliche Rentenbank	5.000%	11/8/16	5,556	6,046
10	Landwirtschaftliche Rentenbank	5.125%	2/1/17	9,795	10,745
10	Landwirtschaftliche Rentenbank	0.875%	9/12/17	11,825	11,727
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	7,200	7,100
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	12,500	12,652
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	3,400	3,384
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	11,850	11,529
	Nexen Energy ULC	6.200%	7/30/19	3,500	4,058
	Nexen Energy ULC	7.875%	3/15/32	9,965	13,800
	Nexen Energy ULC	5.875%	3/10/35	3,587	4,145
	Nexen Energy ULC	6.400%	5/15/37	9,880	12,197
	Nexen Energy ULC	7.500%	7/30/39	6,755	9,441
	Nordic Investment Bank	2.250%	3/15/16	3,775	3,872
	Nordic Investment Bank	0.500%	4/14/16	8,800	8,802
	Nordic Investment Bank	5.000%	2/1/17	5,200	5,693
	Nordic Investment Bank	1.000%	3/7/17	2,450	2,454
	Nordic Investment Bank	0.750%	1/17/18	18,425	18,026
	Nordic Investment Bank	1.875%	6/14/19	13,500	13,499
	North American Development Bank	2.300%	10/10/18	2,138	2,154
	North American Development Bank	4.375%	2/11/20	2,600	2,805
	North American Development Bank	2.400%	10/26/22	6,000	5,725
13	Oesterreichische Kontrollbank AG	4.500%	3/9/15	185	188
13	Oesterreichische Kontrollbank AG	1.125%	7/6/15	2,500	2,517
13	Oesterreichische Kontrollbank AG	1.750%	10/5/15	5,800	5,883
13	Oesterreichische Kontrollbank AG	2.000%	6/3/16	10,750	11,004
13	Oesterreichische Kontrollbank AG	0.750%	12/15/16	15,700	15,677
13	Oesterreichische Kontrollbank AG	5.000%	4/25/17	20,045	22,059
13	Oesterreichische Kontrollbank AG	1.125%	5/29/18	8,200	8,098
	Oesterreichische Kontrollbank AG	2.375%	10/1/21	5,000	4,993
5	Oriental Republic of Uruguay	4.500%	8/14/24	16,183	16,910
5	Oriental Republic of Uruguay	7.625%	3/21/36	3,520	4,673
5	Oriental Republic of Uruguay	4.125%	11/20/45	24,775	21,066
5	Oriental Republic of Uruguay	5.100%	6/18/50	8,440	8,189

Pemex Project Funding Master Trust	5.750%	3/1/18	45,535	50,384
Pemex Project Funding Master Trust	6.625%	6/15/35	25,161	29,057
Pemex Project Funding Master Trust	6.625%	6/15/38	6,975	8,039
Petrobras Global Finance BV	2.000%	5/20/16	8,550	8,538
Petrobras Global Finance BV	4.875%	3/17/20	23,400	23,711
Petrobras Global Finance BV	4.375%	5/20/23	1,000	937
Petrobras Global Finance BV	6.250%	3/17/24	30,823	32,385
Petrobras Global Finance BV	5.625%	5/20/43	5,475	4,821
Petrobras Global Finance BV	7.250%	3/17/44	3,860	4,174
Petrobras International Finance Co. SA	3.875%	1/27/16	24,200	24,819
Petrobras International Finance Co. SA	6.125%	10/6/16	14,343	15,432
Petrobras International Finance Co. SA	3.500%	2/6/17	17,350	17,590
Petrobras International Finance Co. SA	5.875%	3/1/18	30,735	33,048
Petrobras International Finance Co. SA	8.375%	12/10/18	10,250	11,995
Petrobras International Finance Co. SA	7.875%	3/15/19	6,778	7,752
Petrobras International Finance Co. SA	5.750%	1/20/20	13,122	13,789
Petrobras International Finance Co. SA	5.375%	1/27/21	41,100	41,680
Petrobras International Finance Co. SA	6.875%	1/20/40	16,675	17,258
Petrobras International Finance Co. SA	6.750%	1/27/41	31,295	31,470
Petroleos Mexicanos	3.500%	7/18/18	11,560	11,954
Petroleos Mexicanos	8.000%	5/3/19	15,855	19,211
Petroleos Mexicanos	6.000%	3/5/20	10,880	12,315
Petroleos Mexicanos	5.500%	1/21/21	15,220	16,688
Petroleos Mexicanos	4.875%	1/24/22	13,500	14,238
Petroleos Mexicanos	3.500%	1/30/23	10,275	9,836
8 Petroleos Mexicanos	4.875%	1/18/24	4,200	4,401
Petroleos Mexicanos	4.875%	1/18/24	10,000	10,478
5 Petroleos Mexicanos	2.290%	2/15/24	2,256	2,237
Petroleos Mexicanos	6.500%	6/2/41	18,430	21,052
Petroleos Mexicanos	5.500%	6/27/44	28,575	28,810
8 Petroleos Mexicanos	6.375%	1/23/45	23,350	26,239
8 Petronas Capital Ltd.	5.250%	8/12/19	525	588
Province of British Columbia	2.100%	5/18/16	21,900	22,406
Province of British Columbia	1.200%	4/25/17	7,000	7,026
Province of British Columbia	2.650%	9/22/21	1,620	1,643
Province of British Columbia	2.000%	10/23/22	6,300	6,012
Province of British Columbia	6.500%	1/15/26	260	341
Province of Manitoba	4.900%	12/6/16	13,400	14,580
Province of Manitoba	1.300%	4/3/17	3,615	3,635
Province of Manitoba	1.125%	6/1/18	1,655	1,631
Province of Manitoba	1.750%	5/30/19	4,000	3,951
Province of Manitoba	2.100%	9/6/22	6,375	6,089
Province of Manitoba	3.050%	5/14/24	24,750	24,885
Province of New Brunswick	2.750%	6/15/18	14,750	15,305
Province of Nova Scotia	2.375%	7/21/15	8,690	8,822
Province of Nova Scotia	5.125%	1/26/17	3,500	3,827
Province of Ontario	4.750%	1/19/16	5,375	5,660
Province of Ontario	5.450%	4/27/16	30,325	32,557
Province of Ontario	2.300%	5/10/16	8,650	8,864
Province of Ontario	1.000%	7/22/16	10,875	10,922
Province of Ontario	1.600%	9/21/16	11,625	11,782
Province of Ontario	1.100%	10/25/17	17,750	17,573
Province of Ontario	3.150%	12/15/17	13,000	13,678
Province of Ontario	1.200%	2/14/18	1,450	1,432
Province of Ontario	3.000%	7/16/18	8,475	8,866
Province of Ontario	2.000%	9/27/18	9,700	9,753
Province of Ontario	2.000%	1/30/19	3,025	3,030
Province of Ontario	1.650%	9/27/19	8,800	8,595

Province of Ontario	4.000%	10/7/19	20,780	22,549
Province of Ontario	4.400%	4/14/20	29,915	33,128
Province of Ontario	2.500%	9/10/21	34,550	34,502
Province of Ontario	2.450%	6/29/22	9,975	9,771
Province of Ontario	3.200%	5/16/24	1,950	1,988
Quebec	5.000%	3/1/16	305	324
Quebec	5.125%	11/14/16	21,210	23,074
Quebec	4.625%	5/14/18	12,585	13,895
Quebec	3.500%	7/29/20	17,120	18,179
Quebec	2.750%	8/25/21	16,875	16,928
Quebec	2.625%	2/13/23	24,475	23,917
Quebec	7.500%	7/15/23	250	332
Quebec	7.125%	2/9/24	2,325	3,024
Quebec	7.500%	9/15/29	10,560	14,979
8 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	418
Region of Lombardy Italy	5.804%	10/25/32	6,458	6,920
Republic of Chile	3.875%	8/5/20	9,650	10,198
Republic of Chile	3.250%	9/14/21	2,700	2,762
Republic of Chile	2.250%	10/30/22	9,975	9,389
Republic of Chile	3.625%	10/30/42	9,050	7,893
Republic of Colombia	7.375%	1/27/17	18,475	20,904
Republic of Colombia	7.375%	3/18/19	13,450	16,059
Republic of Colombia	11.750%	2/25/20	3,350	4,757
Republic of Colombia	4.375%	7/12/21	14,675	15,541
5 Republic of Colombia	2.625%	3/15/23	25,000	23,075
Republic of Colombia	4.000%	2/26/24	5,400	5,454
Republic of Colombia	8.125%	5/21/24	6,440	8,462
Republic of Colombia	7.375%	9/18/37	9,872	13,154
Republic of Colombia	6.125%	1/18/41	26,025	30,330
5 Republic of Colombia	5.625%	2/26/44	21,250	23,322
Republic of Finland	6.950%	2/15/26	1,905	2,497
Republic of Italy	4.750%	1/25/16	24,850	26,121
Republic of Italy	5.250%	9/20/16	34,526	37,233
Republic of Italy	5.375%	6/12/17	9,050	9,925
Republic of Italy	6.875%	9/27/23	10,265	13,066
Republic of Italy	5.375%	6/15/33	16,595	20,074
Republic of Korea	7.125%	4/16/19	18,013	21,869
Republic of Korea	3.875%	9/11/23	14,600	15,709
Republic of Korea	5.625%	11/3/25	425	526
Republic of Korea	4.125%	6/10/44	11,900	13,060
Republic of Panama	5.200%	1/30/20	16,125	17,726
5 Republic of Panama	4.000%	9/22/24	7,350	7,332
Republic of Panama	7.125%	1/29/26	22,150	27,865
Republic of Panama	8.875%	9/30/27	650	917
Republic of Panama	9.375%	4/1/29	6,545	9,654
5 Republic of Panama	6.700%	1/26/36	9,795	12,014
5 Republic of Panama	4.300%	4/29/53	5,000	4,319
Republic of Peru	7.125%	3/30/19	20,750	24,693
Republic of Peru	7.350%	7/21/25	11,275	14,714
Republic of Peru	8.750%	11/21/33	9,037	13,746
5 Republic of Peru	6.550%	3/14/37	10,835	13,614
Republic of Peru	5.625%	11/18/50	17,395	19,526
Republic of Philippines	8.375%	6/17/19	17,000	21,271
Republic of Philippines	6.500%	1/20/20	4,600	5,417
Republic of Philippines	4.000%	1/15/21	11,675	12,303
Republic of Philippines	4.200%	1/21/24	28,950	30,542
Republic of Philippines	10.625%	3/16/25	13,325	20,920
Republic of Philippines	5.500%	3/30/26	11,325	12,994

Republic of Philippines	9.500%	2/2/30	16,350	25,506
Republic of Philippines	7.750%	1/14/31	16,600	23,043
Republic of Philippines	6.375%	1/15/32	4,500	5,591
Republic of Philippines	6.375%	10/23/34	37,390	47,111
Republic of Philippines	5.000%	1/13/37	975	1,081
Republic of Poland	5.000%	10/19/15	2,800	2,920
Republic of Poland	6.375%	7/15/19	44,690	52,378
Republic of Poland	5.125%	4/21/21	21,425	23,765
Republic of Poland	5.000%	3/23/22	17,402	19,124
Republic of Poland	3.000%	3/17/23	8,050	7,772
Republic of Poland	4.000%	1/22/24	16,325	16,856
Republic of South Africa	6.875%	5/27/19	14,875	16,869
Republic of South Africa	5.500%	3/9/20	9,250	9,967
Republic of South Africa	4.665%	1/17/24	3,775	3,807
Republic of South Africa	5.875%	9/16/25	16,000	17,560
Republic of South Africa	6.250%	3/8/41	6,900	7,821
Republic of South Africa	5.375%	7/24/44	11,900	11,900
Republic of Turkey	7.000%	9/26/16	32,225	35,241
Republic of Turkey	7.500%	7/14/17	26,025	29,154
Republic of Turkey	6.750%	4/3/18	18,425	20,400
Republic of Turkey	7.000%	3/11/19	23,650	26,606
Republic of Turkey	7.000%	6/5/20	24,075	27,270
Republic of Turkey	5.625%	3/30/21	2,675	2,842
Republic of Turkey	5.125%	3/25/22	13,085	13,510
Republic of Turkey	6.250%	9/26/22	24,000	26,405
Republic of Turkey	3.250%	3/23/23	12,000	10,788
Republic of Turkey	5.750%	3/22/24	19,600	20,825
Republic of Turkey	7.375%	2/5/25	30,575	36,348
Republic of Turkey	11.875%	1/15/30	9,700	16,298
Republic of Turkey	8.000%	2/14/34	2,450	3,139
Republic of Turkey	6.875%	3/17/36	23,100	26,506
Republic of Turkey	6.750%	5/30/40	14,700	16,666
Republic of Turkey	6.000%	1/14/41	32,500	33,638
Republic of Turkey	4.875%	4/16/43	14,200	12,798
Republic of Turkey	6.625%	2/17/45	12,850	14,376
State of Israel	5.500%	11/9/16	8,100	8,861
State of Israel	5.125%	3/26/19	15,295	17,178
State of Israel	4.000%	6/30/22	9,100	9,768
State of Israel	3.150%	6/30/23	13,000	13,096
State of Israel	4.500%	1/30/43	11,700	11,518
Statoil ASA	1.800%	11/23/16	3,550	3,615
Statoil ASA	3.125%	8/17/17	9,325	9,789
Statoil ASA	1.200%	1/17/18	300	296
Statoil ASA	1.950%	11/8/18	5,400	5,420
Statoil ASA	5.250%	4/15/19	12,053	13,577
Statoil ASA	2.900%	11/8/20	3,050	3,101
Statoil ASA	3.150%	1/23/22	8,800	8,883
Statoil ASA	2.450%	1/17/23	4,000	3,818
Statoil ASA	7.750%	6/15/23	25	33
Statoil ASA	2.650%	1/15/24	10,430	9,983
Statoil ASA	3.700%	3/1/24	13,725	14,229
Statoil ASA	7.250%	9/23/27	5,375	7,311
8 Statoil ASA	6.500%	12/1/28	975	1,258
Statoil ASA	7.150%	1/15/29	2,950	4,010
Statoil ASA	5.100%	8/17/40	6,310	7,138
Statoil ASA	4.250%	11/23/41	6,395	6,386
Statoil ASA	3.950%	5/15/43	5,680	5,320
Statoil ASA	4.800%	11/8/43	7,500	8,121

Svensk Exportkredit AB	0.625%	9/4/15	15,800	15,849
Svensk Exportkredit AB	1.750%	10/20/15	13,000	13,192
Svensk Exportkredit AB	0.625%	5/31/16	5,000	5,002
Svensk Exportkredit AB	2.125%	7/13/16	7,950	8,156
Svensk Exportkredit AB	5.125%	3/1/17	1,400	1,537
Svensk Exportkredit AB	1.750%	5/30/17	8,900	9,050
Svensk Exportkredit AB	1.875%	6/17/19	11,000	10,940
8 Temasek Financial I Ltd.	5.375%	11/23/39	225	271
United Mexican States	11.375%	9/15/16	5,300	6,387
United Mexican States	5.625%	1/15/17	37,149	40,594
United Mexican States	5.950%	3/19/19	9,900	11,306
United Mexican States	5.125%	1/15/20	17,700	19,711
United Mexican States	3.500%	1/21/21	19,150	19,480
United Mexican States	3.625%	3/15/22	16,950	17,250
United Mexican States	4.000%	10/2/23	39,082	40,403
United Mexican States	8.300%	8/15/31	18,025	26,542
United Mexican States	6.750%	9/27/34	37,116	46,627
United Mexican States	6.050%	1/11/40	7,641	9,014
United Mexican States	4.750%	3/8/44	68,842	68,058
United Mexican States	5.550%	1/21/45	13,450	14,917
United Mexican States	5.750%	10/12/10	12,630	13,040
Total Sovereign Bonds (Cost $6,859,530)				7,006,003
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	200	257
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	50	62
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	1,025	1,479
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,209
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	4,875	5,805
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,775	2,168
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,190
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	7,725	11,927
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	2,375	2,967
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,491
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	6,285	8,429
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,000	1,433
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,530	10,710
California GO	5.750%	3/1/17	10,750	11,933
California GO	6.200%	3/1/19	1,400	1,647
California GO	6.200%	10/1/19	11,175	13,319
California GO	5.700%	11/1/21	24,250	29,083
California GO	7.500%	4/1/34	22,750	32,410
California GO	7.950%	3/1/36	550	670
California GO	7.550%	4/1/39	6,130	8,948
California GO	7.300%	10/1/39	6,010	8,385

California GO	7.350%	11/1/39	22,025	30,836
California GO	7.625%	3/1/40	13,375	19,438
California GO	7.600%	11/1/40	11,200	16,567
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,510	1,808
Chicago IL Board of Education GO	6.319%	11/1/29	5,575	5,718
Chicago IL Board of Education GO	6.138%	12/1/39	650	625
Chicago IL GO	7.781%	1/1/35	1,860	2,184
Chicago IL GO	6.314%	1/1/44	7,000	7,168
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	10,200	11,960
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	1,450	1,624
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,500	1,889
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,850	3,248
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	6,985	8,517
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	1,700	2,015
Chicago IL Water Revenue	6.742%	11/1/40	4,350	5,455
Clark County NV Airport Revenue	6.881%	7/1/42	475	536
Clark County NV Airport Revenue	6.820%	7/1/45	20	27
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	6,375	7,646
Connecticut GO	5.090%	10/1/30	7,600	8,484
Connecticut GO	5.850%	3/15/32	6,610	7,973
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	3,300	3,645
Cook County IL GO	6.229%	11/15/34	2,550	2,845
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	3,000	3,747
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	3,000	3,803
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,547
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	6,850	7,672
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,050	1,351
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,500	5,141
Dallas TX Independent School District GO	6.450%	2/15/35	3,850	4,536
Dartmouth College New Hampshire GO	4.750%	6/1/19	1,185	1,330
Denver CO City & County School District No.
1 COP	4.242%	12/15/37	215	210
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	2,100	2,764
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	1,325	1,554
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,125	1,343
District of Columbia Income Tax Revenue	5.582%	12/1/35	1,600	1,923
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.522%	10/1/44	700	826
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	11,800	12,133
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	2,300	2,564
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	5,220	6,527
Emory University Georgia GO	5.625%	9/1/19	2,000	2,314

	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.197%	7/1/19	4,000	3,979
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	7,800	7,881
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	12,350	12,493
	George Washington University District of
	Columbia GO	3.485%	9/15/22	7,450	7,492
	George Washington University District of
	Columbia GO	4.300%	9/15/44	5,100	5,070
	Georgia GO	4.503%	11/1/25	7,220	7,917
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	7,575	9,495
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	5,980	7,366
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	3,425	3,865
	Houston TX Utility System Revenue	3.828%	5/15/28	3,050	3,156
	Illinois GO	4.511%	3/1/15	11,650	11,845
	Illinois GO	5.365%	3/1/17	15,925	17,237
	Illinois GO	5.877%	3/1/19	8,295	9,214
	Illinois GO	4.950%	6/1/23	13,275	13,777
	Illinois GO	5.100%	6/1/33	48,264	46,837
	Illinois GO	6.630%	2/1/35	7,055	7,662
	Illinois GO	6.725%	4/1/35	5,275	5,782
	Illinois GO	7.350%	7/1/35	650	747
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	880	1,093
	Illinois Toll Highway Authority Revenue	5.851%	12/1/34	1,650	2,028
	Indianapolis IN Local Public Improvement
	Revenue	6.116%	1/15/40	9,700	12,218
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	6,600	6,589
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	4,175	4,299
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	2,000	2,171
16	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	4,300	4,731
	Kentucky Asset/Liability Commission General
	Fund Revenue	3.165%	4/1/18	518	538
	La Paz County AZ Industrial Development
	Authority Project Revenue (LCS
	Corrections Services, Inc. Project)	7.000%	3/1/34	2,350	2,348
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	1,700	1,863
	Los Angeles CA Community College District
	GO	6.600%	8/1/42	4,325	5,863
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	3,000	4,250
	Los Angeles CA Department of Airports
	International Airport Revenue	6.582%	5/15/39	20	25
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	2,200	2,691
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	6,350	7,819
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	1,550	1,736

	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	2,700	3,715
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	350	489
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,225	11,149
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,210	9,617
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	5,200	6,244
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.488%	8/1/33	4,300	5,547
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	2,250	3,104
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	2,330	2,889
	Massachusetts GO	4.200%	12/1/21	5,000	5,395
	Massachusetts GO	4.500%	8/1/31	500	541
	Massachusetts GO	5.456%	12/1/39	4,600	5,479
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,550	3,051
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,227
	Massachusetts Water Pollution Abatement
	Trust	5.192%	8/1/40	2,825	3,129
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	2,360	3,028
	Metropolitan Government of Nashville &
	Davidson County TN GO	5.707%	7/1/34	2,625	3,016
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,475	1,994
	Metropolitan Water District of Southern
	California Revenue	6.947%	7/1/40	1,670	1,984
	Mississippi GO	5.245%	11/1/34	1,375	1,560
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	1,650	1,895
17	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	15,150	19,375
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	12,075	13,733
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	14,355	16,042
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	585	755
18	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	200	202
18	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	1,095	1,115
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,100	20,202
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,550	6,313
	New York City NY GO	6.646%	12/1/31	20	24
	New York City NY GO	6.246%	6/1/35	2,150	2,467
	New York City NY GO	5.968%	3/1/36	3,200	3,903
	New York City NY GO	5.985%	12/1/36	1,650	1,997
	New York City NY GO	5.517%	10/1/37	6,800	7,968
	New York City NY GO	6.271%	12/1/37	2,000	2,540
	New York City NY GO	5.846%	6/1/40	2,100	2,566
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,763
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	470	585

	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,699
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,348
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,247
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	15,445	19,710
	New York City NY Transitional Finance
	Authority Building Aid Revenue	6.828%	7/15/40	6,300	8,103
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,125	2,576
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	8,950	10,687
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,755	14,405
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	975	1,237
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.548%	11/15/31	700	891
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	2,200	2,685
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	4,170	5,530
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	6,900	8,038
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	3,150	3,613
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	2,215	2,634
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	1,425	1,678
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	5,875	6,997
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	1,600	1,927
	New York University Hospitals Center GO	4.428%	7/1/42	3,500	3,382
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	5,050	5,922
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	7,070	9,759
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	4,410	5,004
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	2,675	2,824
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,800
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	2,090	2,828
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,425	2,968
	Oregon GO	5.762%	6/1/23	1,950	2,278
	Oregon GO	5.892%	6/1/27	2,730	3,323
18	Oregon School Boards Association GO	4.759%	6/30/28	9,955	10,734
16	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,366
	Pennsylvania GO	4.650%	2/15/26	2,875	3,139
	Pennsylvania GO	5.350%	5/1/30	7,400	8,113

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	2,617	2,864
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	400	493
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,450	1,698
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	1,475	1,725
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	2,285	2,243
Phoenix AZ GO	5.269%	7/1/34	5	5
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,550	3,180
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	11,575	13,919
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	6,300	6,904
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	4,625	5,022
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	1,200	1,303
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	21,400	21,344
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	7,750	8,945
Princeton University New Jersey GO	5.700%	3/1/39	3,725	4,758
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	3,500	4,465
Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,225	3,889
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,123
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,335	5,540
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	2,725	3,372
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	4,650	5,837
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,500	5,786
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	3,350	3,621
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	2,075	2,662
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,820	2,355
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	4,950	6,155
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,900	10,637
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	2,900	3,769
Stanford University California GO	4.250%	5/1/16	2,250	2,376
Stanford University California GO	4.750%	5/1/19	20	22
Texas GO	5.517%	4/1/39	4,520	5,599
Texas Transportation Commission Revenue	5.028%	4/1/26	2,100	2,419
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	5,887
Texas Transportation Commission Revenue	4.631%	4/1/33	6,450	7,165
Texas Transportation Commission Revenue	4.681%	4/1/40	2,750	3,049
Tufts University Massachusetts GO	5.017%	4/15/12	8,425	8,849

	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	4,250	5,469
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	2,575	3,321
	University of California Revenue	1.796%	7/1/19	7,000	6,904
	University of California Revenue	6.270%	5/15/31	500	551
	University of California Revenue	5.770%	5/15/43	1,220	1,482
	University of California Revenue	4.765%	5/15/44	5,350	5,558
	University of California Revenue	5.946%	5/15/45	13,100	16,187
	University of California Revenue	4.858%	5/15/12	18,000	17,364
	University of Massachusetts Building Authority
	Revenue	5.450%	11/1/40	1,700	1,980
	University of Southern California GO	5.250%	10/1/11	3,900	4,787
	University of Texas System Revenue
	Financing System Revenue	5.262%	7/1/39	1,650	1,973
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	1,525	1,748
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	117
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,310	1,471
	University of Virginia Revenue	6.200%	9/1/39	3,000	4,093
	Utah GO	4.554%	7/1/24	2,525	2,791
	Utah GO	3.539%	7/1/25	6,310	6,538
	Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	400	500
	Washington Convention Center Public
	Facilities District Revenue	6.790%	7/1/40	400	483
	Washington GO	5.090%	8/1/33	9,025	10,368
	Washington GO	5.481%	8/1/39	870	1,047
	Washington GO	5.140%	8/1/40	6,035	7,053
16	Wisconsin GO	5.700%	5/1/26	2,800	3,274
Total Taxable Municipal Bonds (Cost $1,074,101)					1,232,179
		Coupon		Shares
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
19	Vanguard Market Liquidity Fund (Cost
	$5,100,834)	0.109%		5,100,834,000	5,100,834

Total Investments (103.3%) (Cost $125,157,177)					128,375,965
Other Assets and Liabilities-Net (-3.3%)					(4,152,322)
Net Assets (100%)					124,223,643

1 Securities with a value of $149,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2 U.S. government guaranteed.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $406,947,000, representing 0.3% of net assets.

9 Guaranteed by the State of Qatar.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Government of Canada.
12 Guaranteed by the Government of the United Kingdom.
13 Guaranteed by the Republic of Austria.
14 Non-income-producing security—security in default.
15 Guaranteed by the Government of Japan.
16 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
19 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2014, counterparties had deposited in segregated accounts securities and cash with a value of $2,365,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale

Vanguard Total Bond Market Index Fund

and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	80,103,610	6
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,751,752	12,534
Corporate Bonds	31,163,688	5,359	—
Sovereign Bonds	—	6,962,467	43,536
Taxable Municipal Bonds	—	1,232,179	—
Temporary Cash Investments	5,100,834	—	—
Total	5,100,834	123,213,696	61,435

E. At September 30, 2014, the cost of investment securities for tax purposes was $125,157,177,000. Net unrealized appreciation of investment securities for tax purposes was $3,218,788,000, consisting of unrealized gains of $3,800,653,000 on securities that had risen in value since their purchase and $581,865,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments
As of September 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/16	405,713	504,137
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/16	1,054,281	1,151,114
United States Treasury Inflation Indexed
Bonds	2.500%	7/15/16	419,098	524,864
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/17	394,759	498,002
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/17	1,197,693	1,273,016
United States Treasury Inflation Indexed
Bonds	2.625%	7/15/17	209,040	262,040
United States Treasury Inflation Indexed
Bonds	1.625%	1/15/18	382,915	462,552
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/18	1,386,521	1,440,649
United States Treasury Inflation Indexed
Bonds	1.375%	7/15/18	301,795	354,278
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	353,097	428,135
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	832,730	848,947
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	402,876	490,633
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	512,584	600,916
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	765,410	888,049
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	874,199	999,132
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	955,801	1,031,201
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	1,060,171	1,090,869
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	1,111,719	1,124,788
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	1,159,030	1,158,189
1 United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	1,172,936	1,188,436
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	1,165,956	1,197,046
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/24	805,471	776,375
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	597,151	884,498
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	456,627	624,354

United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	380,247	532,061
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	398,466	504,914
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	258,675	517,798
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	392,270	531,743
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	338,542	693,027
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	129,629	242,015
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	214,456	292,611
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	275,858	373,505
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	511,145	493,642
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	371,255	339,697
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	387,035	423,228
United States Treasury Note/Bond	0.500%	8/31/16	58,000	57,937
United States Treasury Note/Bond	1.000%	9/15/17	195,000	194,696
United States Treasury Note/Bond	2.250%	7/31/21	160,000	160,574
United States Treasury Note/Bond	2.125%	9/30/21	193,000	191,825
Total U.S. Government and Agency Obligations (Cost $24,529,814)				25,351,493
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
2 Vanguard Market Liquidity Fund
(Cost $130,088)	0.109%		130,088,000	130,088
Total Investments (100.0%) (Cost $24,659,902)				25,481,581
		Expiration
		Date	Contracts
Liability for Options Written (0.0%)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.50		10/24/14	1,574	(394)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $125.00		10/24/14	44	(19)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.00		11/21/14	43	(15)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $123.50		10/24/14	1,574	(320)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $123.00		10/24/14	44	(5)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $124.00		11/21/14	43	(26)
Total Liability for Options Written (Premiums received $841)				(779)
Other Assets and Liabilities-Net (0.0%)				9,805
Net Assets (100%)				25,490,607

1 Securities with a value of $5,582,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	25,351,493	—
Temporary Cash Investments	130,088	—	—
Futures Contracts—Assets[1]	917	—	—
Futures Contracts—Liabilities[1]	(154)	—	—
Liability for Options Written	(779)	—	—
Total	130,072	25,351,493	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At September 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treausry Bond	December 2014	(1,223)	(168,659)	1,258
5-Year U.S. Treausry Note	December 2014	650	76,868	(16)
10-Year U.S. Treausry Note	December 2014	(407)	(50,729)	55
Ultra Long U.S. Treausry Bond	December 2014	(130)	(19,825)	73
				1,370

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2014, the cost of investment securities for tax purposes was $24,659,902,000. Net unrealized appreciation of investment securities for tax purposes was $821,679,000, consisting of unrealized gains of $1,214,138,000 on securities that had risen in value since their purchase and $392,459,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Bond Index Fund

Schedule of Investments
As of September 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (67.1%)
U.S. Government Securities (60.8%)
United States Treasury Note/Bond	2.500%	3/31/15	308,208	311,965
United States Treasury Note/Bond	2.500%	4/30/15	153,242	155,421
United States Treasury Note/Bond	2.125%	5/31/15	142,930	144,872
United States Treasury Note/Bond	1.875%	6/30/15	84,673	85,811
United States Treasury Note/Bond	1.750%	7/31/15	149,035	151,060
United States Treasury Note/Bond	0.250%	9/15/15	2,050	2,053
United States Treasury Note/Bond	0.250%	9/30/15	3,580	3,584
United States Treasury Note/Bond	1.250%	9/30/15	29,604	29,928
United States Treasury Note/Bond	0.250%	10/31/15	1,610	1,612
United States Treasury Note/Bond	1.250%	10/31/15	306,850	310,446
United States Treasury Note/Bond	4.500%	11/15/15	24,170	25,333
United States Treasury Note/Bond	0.250%	11/30/15	10,000	10,006
United States Treasury Note/Bond	1.375%	11/30/15	297,105	301,143
United States Treasury Note/Bond	0.250%	12/15/15	232,020	232,092
United States Treasury Note/Bond	0.250%	12/31/15	6,915	6,917
United States Treasury Note/Bond	2.125%	12/31/15	494,190	505,774
United States Treasury Note/Bond	0.375%	1/15/16	131,609	131,795
United States Treasury Note/Bond	0.375%	1/31/16	53,490	53,565
United States Treasury Note/Bond	2.000%	1/31/16	235,350	240,718
United States Treasury Note/Bond	4.500%	2/15/16	316,968	335,244
United States Treasury Note/Bond	0.250%	2/29/16	13,500	13,489
United States Treasury Note/Bond	2.125%	2/29/16	173,480	177,925
United States Treasury Note/Bond	2.625%	2/29/16	20,360	21,025
United States Treasury Note/Bond	0.375%	3/15/16	159,540	159,615
United States Treasury Note/Bond	0.375%	3/31/16	223,375	223,411
United States Treasury Note/Bond	2.250%	3/31/16	6,900	7,094
United States Treasury Note/Bond	2.375%	3/31/16	272,822	281,007
United States Treasury Note/Bond	0.250%	4/15/16	251,390	250,880
United States Treasury Note/Bond	0.375%	4/30/16	30,950	30,935
United States Treasury Note/Bond	2.000%	4/30/16	213,315	218,648
United States Treasury Note/Bond	2.625%	4/30/16	55,760	57,712
United States Treasury Note/Bond	0.250%	5/15/16	333,835	332,897
United States Treasury Note/Bond	5.125%	5/15/16	284,420	306,019
United States Treasury Note/Bond	1.750%	5/31/16	212,840	217,429
United States Treasury Note/Bond	3.250%	5/31/16	225,455	235,918
United States Treasury Note/Bond	0.500%	6/15/16	192,495	192,676
United States Treasury Note/Bond	0.500%	6/30/16	48,165	48,195
United States Treasury Note/Bond	1.500%	6/30/16	103,546	105,375
United States Treasury Note/Bond	3.250%	6/30/16	4,795	5,025
United States Treasury Note/Bond	0.625%	7/15/16	271,475	272,070
United States Treasury Note/Bond	0.500%	7/31/16	178,931	178,931
United States Treasury Note/Bond	1.500%	7/31/16	146,825	149,418
United States Treasury Note/Bond	0.625%	8/15/16	376,280	376,811
United States Treasury Note/Bond	4.875%	8/15/16	49,200	53,136
United States Treasury Note/Bond	1.000%	8/31/16	191,830	193,359
United States Treasury Note/Bond	3.000%	8/31/16	78,640	82,277
United States Treasury Note/Bond	0.875%	9/15/16	294,235	295,797
United States Treasury Note/Bond	0.500%	9/30/16	61,325	61,220
United States Treasury Note/Bond	1.000%	9/30/16	365,305	368,045

United States Treasury Note/Bond	3.000%	9/30/16	1,565	1,639
United States Treasury Note/Bond	0.625%	10/15/16	440,900	440,763
United States Treasury Note/Bond	1.000%	10/31/16	280,143	282,112
United States Treasury Note/Bond	3.125%	10/31/16	15,335	16,116
United States Treasury Note/Bond	0.625%	11/15/16	539,225	538,551
United States Treasury Note/Bond	4.625%	11/15/16	1,070	1,159
United States Treasury Note/Bond	0.875%	11/30/16	180,952	181,602
United States Treasury Note/Bond	2.750%	11/30/16	4,995	5,215
United States Treasury Note/Bond	0.625%	12/15/16	346,530	345,771
United States Treasury Note/Bond	0.875%	12/31/16	254,341	254,977
United States Treasury Note/Bond	0.750%	1/15/17	393,870	393,685
United States Treasury Note/Bond	0.875%	1/31/17	48,120	48,210
United States Treasury Note/Bond	0.625%	2/15/17	262,630	261,522
United States Treasury Note/Bond	4.625%	2/15/17	3,935	4,287
United States Treasury Note/Bond	0.875%	2/28/17	182,910	183,082
United States Treasury Note/Bond	3.000%	2/28/17	105,000	110,463
United States Treasury Note/Bond	0.750%	3/15/17	225,668	225,244
United States Treasury Note/Bond	1.000%	3/31/17	259,810	260,621
United States Treasury Note/Bond	3.250%	3/31/17	1,830	1,937
United States Treasury Note/Bond	0.875%	4/15/17	233,965	233,965
United States Treasury Note/Bond	0.875%	4/30/17	320,129	319,780
United States Treasury Note/Bond	0.875%	5/15/17	167,475	167,266
United States Treasury Note/Bond	4.500%	5/15/17	65,880	71,953
United States Treasury Note/Bond	0.625%	5/31/17	347,190	344,208
United States Treasury Note/Bond	2.750%	5/31/17	4,215	4,414
United States Treasury Note/Bond	0.875%	6/15/17	288,500	287,825
United States Treasury Note/Bond	0.750%	6/30/17	304,565	302,518
United States Treasury Note/Bond	0.875%	7/15/17	172,125	171,533
United States Treasury Note/Bond	0.500%	7/31/17	314,520	309,751
United States Treasury Note/Bond	2.375%	7/31/17	70,340	72,956
United States Treasury Note/Bond	0.875%	8/15/17	221,690	220,617
United States Treasury Note/Bond	4.750%	8/15/17	48,120	53,158
United States Treasury Note/Bond	0.625%	8/31/17	380,626	375,632
United States Treasury Note/Bond	1.875%	8/31/17	17,585	17,994
United States Treasury Note/Bond	1.000%	9/15/17	216,925	216,587
United States Treasury Note/Bond	0.625%	9/30/17	428,810	422,511
United States Treasury Note/Bond	1.875%	9/30/17	25,790	26,370
United States Treasury Note/Bond	0.750%	10/31/17	192,049	189,648
United States Treasury Note/Bond	1.875%	10/31/17	14,400	14,715
United States Treasury Note/Bond	0.625%	11/30/17	233,965	229,761
United States Treasury Note/Bond	2.250%	11/30/17	2,620	2,705
United States Treasury Note/Bond	0.750%	12/31/17	251,275	247,270
United States Treasury Note/Bond	2.750%	12/31/17	89,345	93,644
United States Treasury Note/Bond	0.875%	1/31/18	176,180	173,840
United States Treasury Note/Bond	3.500%	2/15/18	43,725	46,902
United States Treasury Note/Bond	0.750%	2/28/18	291,495	285,983
United States Treasury Note/Bond	2.750%	2/28/18	1,165	1,221
United States Treasury Note/Bond	0.750%	3/31/18	265,380	259,948
United States Treasury Note/Bond	2.875%	3/31/18	6,020	6,337
United States Treasury Note/Bond	0.625%	4/30/18	207,110	201,673
United States Treasury Note/Bond	3.875%	5/15/18	7,840	8,533
United States Treasury Note/Bond	9.125%	5/15/18	900	1,149
United States Treasury Note/Bond	1.000%	5/31/18	303,867	299,358
United States Treasury Note/Bond	2.375%	5/31/18	3,470	3,589
United States Treasury Note/Bond	1.375%	6/30/18	307,450	306,632
United States Treasury Note/Bond	2.375%	6/30/18	8,240	8,519
United States Treasury Note/Bond	1.375%	7/31/18	215,860	215,016

United States Treasury Note/Bond	4.000%	8/15/18	8,205	8,992
United States Treasury Note/Bond	1.500%	8/31/18	298,780	298,687
United States Treasury Note/Bond	1.375%	9/30/18	383,245	380,911
United States Treasury Note/Bond	1.250%	10/31/18	170,900	168,791
United States Treasury Note/Bond	3.750%	11/15/18	12,120	13,180
United States Treasury Note/Bond	1.250%	11/30/18	542,814	535,437
United States Treasury Note/Bond	1.375%	11/30/18	3,360	3,332
United States Treasury Note/Bond	1.500%	12/31/18	51,609	51,359
United States Treasury Note/Bond	1.250%	1/31/19	2,020	1,987
United States Treasury Note/Bond	1.500%	1/31/19	377,700	375,456
United States Treasury Note/Bond	2.750%	2/15/19	1,680	1,758
United States Treasury Note/Bond	1.375%	2/28/19	9,070	8,957
United States Treasury Note/Bond	1.500%	2/28/19	402,200	399,433
United States Treasury Note/Bond	1.500%	3/31/19	3,885	3,855
United States Treasury Note/Bond	1.625%	3/31/19	272,850	272,124
United States Treasury Note/Bond	1.250%	4/30/19	216	212
United States Treasury Note/Bond	1.625%	4/30/19	305,194	304,098
United States Treasury Note/Bond	3.125%	5/15/19	1,140	1,212
United States Treasury Note/Bond	1.125%	5/31/19	800	778
United States Treasury Note/Bond	1.500%	5/31/19	448,140	443,587
United States Treasury Note/Bond	1.000%	6/30/19	21,560	20,819
United States Treasury Note/Bond	1.625%	6/30/19	326,355	324,671
United States Treasury Note/Bond	0.875%	7/31/19	37,544	35,972
United States Treasury Note/Bond	1.625%	7/31/19	309,605	307,766
United States Treasury Note/Bond	1.000%	8/31/19	2,660	2,560
United States Treasury Note/Bond	1.625%	8/31/19	419,424	416,672
United States Treasury Note/Bond	1.750%	9/30/19	482,740	482,137
				22,592,858
Agency Bonds and Notes (6.3%)
1 AID-Jordan	1.945%	6/23/19	5,600	5,621
1 AID-Ukraine	1.844%	5/16/19	3,400	3,349
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	2,250	2,305
2 Federal Farm Credit Banks	1.500%	11/16/15	4,500	4,561
2 Federal Farm Credit Banks	4.875%	12/16/15	13,730	14,484
2 Federal Farm Credit Banks	1.050%	3/28/16	3,525	3,557
2 Federal Farm Credit Banks	5.125%	8/25/16	14,700	15,941
2 Federal Farm Credit Banks	4.875%	1/17/17	1,400	1,525
2 Federal Farm Credit Banks	1.125%	9/22/17	6,000	5,991
2 Federal Farm Credit Banks	5.150%	11/15/19	7,621	8,790
2 Federal Home Loan Banks	0.500%	11/20/15	63,530	63,684
2 Federal Home Loan Banks	0.375%	2/19/16	35,000	35,009
2 Federal Home Loan Banks	3.125%	3/11/16	2,650	2,752
2 Federal Home Loan Banks	5.375%	5/18/16	1,920	2,071
2 Federal Home Loan Banks	5.625%	6/13/16	4,325	4,694
2 Federal Home Loan Banks	0.375%	6/24/16	47,000	46,821
2 Federal Home Loan Banks	0.500%	9/28/16	79,000	78,678
2 Federal Home Loan Banks	4.750%	12/16/16	17,420	18,920
2 Federal Home Loan Banks	0.625%	12/28/16	61,550	61,302
2 Federal Home Loan Banks	4.875%	5/17/17	79,920	87,945
2 Federal Home Loan Banks	0.875%	5/24/17	25,000	24,910
2 Federal Home Loan Banks	1.000%	6/21/17	42,325	42,264
2 Federal Home Loan Banks	2.750%	6/8/18	15,675	16,350
2 Federal Home Loan Banks	5.375%	8/15/18	14,025	15,986
2 Federal Home Loan Banks	5.375%	5/15/19	11,885	13,729
3 Federal Home Loan Mortgage Corp.	4.750%	11/17/15	40	42
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	17,715
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	15,000	15,003

3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	20,420	21,087
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	25,000	27,212
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	87,315	89,593
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	42,020	42,180
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	40,000	39,960
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	12,925	12,945
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	40,710	40,978
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	22,375	22,348
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	47,560	47,449
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	51,130	57,484
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	33,700	33,528
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	40,575	39,791
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	77,175	75,786
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	11,500	12,908
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	23,680	25,688
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	27,305	27,212
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	50,000	48,371
3 Federal National Mortgage Assn.	4.375%	10/15/15	45,605	47,586
3 Federal National Mortgage Assn.	1.625%	10/26/15	27,320	27,739
3 Federal National Mortgage Assn.	0.375%	12/21/15	20,215	20,234
3 Federal National Mortgage Assn.	5.000%	3/15/16	52,800	56,292
3 Federal National Mortgage Assn.	0.500%	3/30/16	25,600	25,628
3 Federal National Mortgage Assn.	2.375%	4/11/16	42,340	43,549
3 Federal National Mortgage Assn.	0.375%	7/5/16	19,325	19,267
3 Federal National Mortgage Assn.	0.625%	8/26/16	50,000	50,017
3 Federal National Mortgage Assn.	5.250%	9/15/16	5,850	6,369
3 Federal National Mortgage Assn.	1.250%	9/28/16	26,115	26,405
3 Federal National Mortgage Assn.	1.375%	11/15/16	65,900	66,742
3 Federal National Mortgage Assn.	1.250%	1/30/17	20,000	20,167
3 Federal National Mortgage Assn.	5.000%	2/13/17	49,000	53,709
3 Federal National Mortgage Assn.	0.750%	4/20/17	23,875	23,741
3 Federal National Mortgage Assn.	1.125%	4/27/17	63,230	63,488
3 Federal National Mortgage Assn.	0.875%	8/28/17	48,325	47,982
3 Federal National Mortgage Assn.	1.000%	9/27/17	17,000	16,918
3 Federal National Mortgage Assn.	0.875%	10/26/17	59,200	58,615
3 Federal National Mortgage Assn.	0.875%	12/20/17	58,750	57,958
3 Federal National Mortgage Assn.	0.875%	2/8/18	58,475	57,541
3 Federal National Mortgage Assn.	0.875%	5/21/18	46,360	45,396
3 Federal National Mortgage Assn.	1.875%	9/18/18	31,025	31,323
3 Federal National Mortgage Assn.	1.625%	11/27/18	58,990	58,916
3 Federal National Mortgage Assn.	1.875%	2/19/19	9,000	9,045
3 Federal National Mortgage Assn.	1.750%	6/20/19	20,000	19,967
3 Federal National Mortgage Assn.	1.750%	9/12/19	35,000	34,726
2 Financing Corp.	9.800%	4/6/18	1,440	1,840
2 Financing Corp.	10.350%	8/3/18	3,755	4,936
2 Financing Corp.	9.650%	11/2/18	12,540	16,409
2 Financing Corp.	8.600%	9/26/19	1,750	2,283
Private Export Funding Corp.	1.375%	2/15/17	500	505
Private Export Funding Corp.	2.250%	12/15/17	9,225	9,487
Private Export Funding Corp.	1.875%	7/15/18	4,000	4,035
Private Export Funding Corp.	4.375%	3/15/19	10,650	11,812
2 Tennessee Valley Authority	5.500%	7/18/17	6,200	6,936
2 Tennessee Valley Authority	6.250%	12/15/17	2,600	2,998
2 Tennessee Valley Authority	4.500%	4/1/18	8,300	9,142

2 Tennessee Valley Authority	1.750%	10/15/18	3,040	3,048
				2,341,270
Total U.S. Government and Agency Obligations (Cost $24,958,766)				24,934,128
Corporate Bonds (24.4%)
Finance (10.8%)
Banking (8.3%)
Abbey National Treasury Services plc	4.000%	4/27/16	9,210	9,639
Abbey National Treasury Services plc	1.375%	3/13/17	2,000	1,999
Abbey National Treasury Services plc	3.050%	8/23/18	7,700	7,979
Abbey National Treasury Services plc	2.350%	9/10/19	14,800	14,646
American Express Bank FSB	6.000%	9/13/17	500	563
American Express Centurion Bank	0.875%	11/13/15	2,000	2,005
American Express Centurion Bank	5.950%	6/12/17	2,175	2,435
American Express Centurion Bank	6.000%	9/13/17	2,250	2,533
American Express Co.	5.500%	9/12/16	2,575	2,795
American Express Co.	6.150%	8/28/17	18,375	20,685
American Express Co.	7.000%	3/19/18	6,800	7,918
American Express Co.	1.550%	5/22/18	5,575	5,492
4 American Express Co.	6.800%	9/1/66	5,225	5,578
American Express Credit Corp.	1.300%	7/29/16	8,250	8,295
American Express Credit Corp.	2.800%	9/19/16	15,550	16,074
American Express Credit Corp.	2.375%	3/24/17	13,325	13,642
American Express Credit Corp.	1.125%	6/5/17	16,100	15,986
American Express Credit Corp.	2.125%	7/27/18	8,925	8,984
American Express Credit Corp.	2.125%	3/18/19	7,600	7,565
Associates Corp. of North America	6.950%	11/1/18	5,408	6,346
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	6,185	6,212
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	2,250	2,245
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	1,350	1,346
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	9,300	9,387
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	4,650	4,616
Bank of America Corp.	1.500%	10/9/15	8,070	8,127
Bank of America Corp.	5.250%	12/1/15	6,000	6,277
Bank of America Corp.	1.250%	1/11/16	4,600	4,619
Bank of America Corp.	3.625%	3/17/16	25,775	26,705
Bank of America Corp.	6.050%	5/16/16	12,218	13,117
Bank of America Corp.	3.750%	7/12/16	16,360	17,076
Bank of America Corp.	6.500%	8/1/16	21,305	23,247
Bank of America Corp.	5.750%	8/15/16	3,900	4,203
Bank of America Corp.	7.800%	9/15/16	2,967	3,323
Bank of America Corp.	5.625%	10/14/16	1,950	2,117
Bank of America Corp.	1.350%	11/21/16	3,100	3,105
Bank of America Corp.	5.420%	3/15/17	6,749	7,303
Bank of America Corp.	3.875%	3/22/17	3,053	3,215
Bank of America Corp.	5.700%	5/2/17	5,000	5,472
Bank of America Corp.	1.700%	8/25/17	5,650	5,630
Bank of America Corp.	6.400%	8/28/17	12,650	14,237
Bank of America Corp.	6.000%	9/1/17	7,467	8,329
Bank of America Corp.	5.750%	12/1/17	20,100	22,349
Bank of America Corp.	2.000%	1/11/18	11,725	11,657
Bank of America Corp.	6.875%	4/25/18	33,810	39,088
Bank of America Corp.	5.650%	5/1/18	22,025	24,501
Bank of America Corp.	6.875%	11/15/18	5,125	5,991
Bank of America Corp.	2.600%	1/15/19	25,400	25,333
Bank of America Corp.	5.490%	3/15/19	1,075	1,185
Bank of America Corp.	2.650%	4/1/19	14,800	14,747

Bank of America Corp.	7.625%	6/1/19	18,525	22,382
Bank of America NA	1.125%	11/14/16	16,925	16,931
Bank of America NA	1.250%	2/14/17	14,650	14,604
Bank of America NA	5.300%	3/15/17	12,275	13,296
Bank of America NA	6.100%	6/15/17	250	278
Bank of Montreal	0.800%	11/6/15	5,425	5,438
Bank of Montreal	1.300%	7/15/16	5,025	5,071
Bank of Montreal	2.500%	1/11/17	11,225	11,591
Bank of Montreal	1.300%	7/14/17	3,700	3,700
Bank of Montreal	1.400%	9/11/17	2,837	2,833
Bank of Montreal	1.450%	4/9/18	11,900	11,776
Bank of Montreal	2.375%	1/25/19	900	910
Bank of New York Mellon Corp.	0.700%	10/23/15	2,125	2,125
Bank of New York Mellon Corp.	2.500%	1/15/16	3,310	3,388
Bank of New York Mellon Corp.	2.300%	7/28/16	5,050	5,189
Bank of New York Mellon Corp.	2.400%	1/17/17	2,575	2,646
Bank of New York Mellon Corp.	1.969%	6/20/17	2,000	2,031
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,085
Bank of New York Mellon Corp.	1.350%	3/6/18	10,000	9,863
Bank of New York Mellon Corp.	2.200%	3/4/19	6,625	6,635
Bank of New York Mellon Corp.	2.200%	5/15/19	9,725	9,664
Bank of New York Mellon Corp.	5.450%	5/15/19	2,085	2,372
Bank of New York Mellon Corp.	2.300%	9/11/19	3,600	3,574
Bank of Nova Scotia	2.050%	10/7/15	7,375	7,494
Bank of Nova Scotia	0.750%	10/9/15	8,450	8,478
Bank of Nova Scotia	0.950%	3/15/16	4,000	4,017
Bank of Nova Scotia	2.900%	3/29/16	3,400	3,512
Bank of Nova Scotia	1.375%	7/15/16	3,250	3,279
Bank of Nova Scotia	1.100%	12/13/16	3,600	3,606
Bank of Nova Scotia	2.550%	1/12/17	16,575	17,086
Bank of Nova Scotia	1.300%	7/21/17	4,000	3,983
Bank of Nova Scotia	1.375%	12/18/17	5,450	5,411
Bank of Nova Scotia	1.450%	4/25/18	1,500	1,480
Bank of Nova Scotia	2.050%	10/30/18	8,975	8,976
Bank of Nova Scotia	2.050%	6/5/19	12,500	12,359
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	1,975	2,008
Bank One Corp.	4.900%	4/30/15	2,375	2,430
Barclays Bank plc	5.000%	9/22/16	8,775	9,433
Barclays Bank plc	2.500%	2/20/19	11,785	11,830
Barclays Bank plc	6.750%	5/22/19	1,725	2,050
BB&T Corp.	5.200%	12/23/15	7,379	7,762
BB&T Corp.	3.200%	3/15/16	4,110	4,246
BB&T Corp.	3.950%	4/29/16	3,750	3,939
BB&T Corp.	2.150%	3/22/17	2,985	3,040
BB&T Corp.	4.900%	6/30/17	2,000	2,177
BB&T Corp.	1.450%	1/12/18	5,900	5,837
BB&T Corp.	2.050%	6/19/18	6,860	6,886
BB&T Corp.	2.250%	2/1/19	2,425	2,428
BB&T Corp.	6.850%	4/30/19	6,800	8,108
BBVA US Senior SAU	4.664%	10/9/15	12,900	13,379
Bear Stearns Cos. LLC	5.300%	10/30/15	30	31
Bear Stearns Cos. LLC	5.550%	1/22/17	3,500	3,817
Bear Stearns Cos. LLC	6.400%	10/2/17	14,925	16,894
Bear Stearns Cos. LLC	7.250%	2/1/18	22,950	26,701
Bear Stearns Cos. LLC	4.650%	7/2/18	4,939	5,388
BNP Paribas SA	3.600%	2/23/16	16,315	16,911
BNP Paribas SA	1.250%	12/12/16	3,250	3,258

BNP Paribas SA	2.375%	9/14/17	17,575	17,902
BNP Paribas SA	2.700%	8/20/18	12,075	12,309
BNP Paribas SA	2.400%	12/12/18	7,500	7,525
BNP Paribas SA	2.450%	3/17/19	5,425	5,451
BPCE SA	1.625%	2/10/17	5,500	5,554
BPCE SA	2.500%	12/10/18	7,200	7,232
BPCE SA	2.500%	7/15/19	6,675	6,637
Branch Banking & Trust Co.	1.450%	10/3/16	4,100	4,132
Branch Banking & Trust Co.	1.050%	12/1/16	825	825
Branch Banking & Trust Co.	1.000%	4/3/17	2,000	1,987
Branch Banking & Trust Co.	1.350%	10/1/17	2,875	2,855
Branch Banking & Trust Co.	2.300%	10/15/18	4,750	4,810
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,675	3,689
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,940	8,103
Canadian Imperial Bank of Commerce	1.550%	1/23/18	7,720	7,713
Capital One Bank USA NA	1.300%	6/5/17	400	397
Capital One Bank USA NA	1.500%	3/22/18	2,550	2,510
Capital One Bank USA NA	2.150%	11/21/18	1,200	1,194
Capital One Bank USA NA	2.250%	2/13/19	20,000	19,823
Capital One Bank USA NA	2.300%	6/5/19	1,150	1,137
Capital One Bank USA NA	8.800%	7/15/19	1,925	2,451
Capital One Bank USA NA	2.400%	9/5/19	3,300	3,267
Capital One Financial Corp.	1.000%	11/6/15	3,650	3,660
Capital One Financial Corp.	3.150%	7/15/16	12,450	12,891
Capital One Financial Corp.	6.150%	9/1/16	8,075	8,823
Capital One Financial Corp.	6.750%	9/15/17	3,787	4,323
Capital One NA	1.500%	9/5/17	3,000	2,985
Citigroup Inc.	4.587%	12/15/15	11,900	12,423
Citigroup Inc.	5.300%	1/7/16	6,200	6,539
Citigroup Inc.	1.250%	1/15/16	8,075	8,117
Citigroup Inc.	1.300%	4/1/16	13,124	13,167
Citigroup Inc.	3.953%	6/15/16	14,025	14,732
Citigroup Inc.	1.700%	7/25/16	5,750	5,808
Citigroup Inc.	4.450%	1/10/17	16,825	17,927
Citigroup Inc.	5.500%	2/15/17	12,850	13,983
Citigroup Inc.	1.350%	3/10/17	5,400	5,383
Citigroup Inc.	1.550%	8/14/17	5,500	5,460
Citigroup Inc.	6.000%	8/15/17	5,827	6,526
Citigroup Inc.	6.125%	11/21/17	20,025	22,590
Citigroup Inc.	1.750%	5/1/18	12,995	12,815
Citigroup Inc.	6.125%	5/15/18	10,392	11,773
Citigroup Inc.	2.500%	9/26/18	17,275	17,389
Citigroup Inc.	2.550%	4/8/19	11,300	11,288
Citigroup Inc.	8.500%	5/22/19	16,921	21,149
Citigroup Inc.	2.500%	7/29/19	8,575	8,496
Comerica Bank	5.750%	11/21/16	1,000	1,096
Comerica Bank	5.200%	8/22/17	2,900	3,178
Comerica Inc.	4.800%	5/1/15	1,500	1,535
Comerica Inc.	2.125%	5/23/19	3,000	2,974
Commonwealth Bank of Australia	1.400%	9/8/17	4,900	4,880
Commonwealth Bank of Australia	1.900%	9/18/17	8,005	8,073
Commonwealth Bank of Australia	2.500%	9/20/18	4,925	5,023
Commonwealth Bank of Australia	2.250%	3/13/19	6,175	6,189
Commonwealth Bank of Australia	2.300%	9/6/19	3,500	3,473
Compass Bank	1.850%	9/29/17	2,200	2,205
Compass Bank	2.750%	9/29/19	2,175	2,171

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	7,150	7,268
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	15,025	15,768
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	26,000	25,893
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	4,000	4,028
Corpbanca SA	3.125%	1/15/18	5,000	5,019
Countrywide Financial Corp.	6.250%	5/15/16	7,522	8,103
Credit Suisse	1.375%	5/26/17	15,375	15,296
Credit Suisse	6.000%	2/15/18	10,425	11,655
Credit Suisse	2.300%	5/28/19	14,375	14,259
Credit Suisse	5.300%	8/13/19	3,250	3,671
Credit Suisse USA Inc.	5.375%	3/2/16	9,096	9,674
Deutsche Bank AG	3.250%	1/11/16	14,950	15,373
Deutsche Bank AG	1.350%	5/30/17	9,475	9,410
Deutsche Bank AG	6.000%	9/1/17	19,070	21,358
Deutsche Bank AG	2.500%	2/13/19	10,000	10,063
Discover Bank	2.000%	2/21/18	10,338	10,289
Discover Financial Services	6.450%	6/12/17	2,575	2,884
Fifth Third Bancorp	3.625%	1/25/16	14,425	14,931
Fifth Third Bancorp	5.450%	1/15/17	200	218
Fifth Third Bancorp	4.500%	6/1/18	4,175	4,501
Fifth Third Bancorp	2.300%	3/1/19	2,350	2,344
Fifth Third Bank	0.900%	2/26/16	500	500
Fifth Third Bank	1.150%	11/18/16	650	651
Fifth Third Bank	1.350%	6/1/17	6,400	6,381
Fifth Third Bank	1.450%	2/28/18	2,500	2,470
Fifth Third Bank	2.375%	4/25/19	1,900	1,903
First Horizon National Corp.	5.375%	12/15/15	4,325	4,531
First Republic Bank	2.375%	6/17/19	5,000	4,991
Goldman Sachs Group Inc.	1.600%	11/23/15	6,875	6,930
Goldman Sachs Group Inc.	5.350%	1/15/16	11,650	12,313
Goldman Sachs Group Inc.	3.625%	2/7/16	27,045	27,943
Goldman Sachs Group Inc.	5.750%	10/1/16	7,450	8,086
Goldman Sachs Group Inc.	5.625%	1/15/17	11,625	12,622
Goldman Sachs Group Inc.	6.250%	9/1/17	15,550	17,460
Goldman Sachs Group Inc.	5.950%	1/18/18	27,700	31,013
Goldman Sachs Group Inc.	2.375%	1/22/18	11,450	11,563
Goldman Sachs Group Inc.	6.150%	4/1/18	26,324	29,685
Goldman Sachs Group Inc.	2.900%	7/19/18	10,035	10,280
Goldman Sachs Group Inc.	2.625%	1/31/19	31,000	30,922
Goldman Sachs Group Inc.	7.500%	2/15/19	14,410	17,198
HSBC Bank USA NA	6.000%	8/9/17	1,050	1,172
HSBC USA Inc.	1.625%	1/16/18	11,650	11,598
HSBC USA Inc.	2.625%	9/24/18	4,750	4,860
HSBC USA Inc.	2.250%	6/23/19	3,000	2,986
Huntington Bancshares Inc.	2.600%	8/2/18	1,625	1,644
Huntington National Bank	1.350%	8/2/16	1,575	1,583
Huntington National Bank	1.300%	11/20/16	2,750	2,754
Huntington National Bank	1.375%	4/24/17	2,500	2,495
Huntington National Bank	2.200%	4/1/19	3,525	3,503
Intesa Sanpaolo SPA	3.125%	1/15/16	11,575	11,822
Intesa Sanpaolo SPA	2.375%	1/13/17	12,650	12,796
Intesa Sanpaolo SPA	3.875%	1/16/18	5,825	6,034
Intesa Sanpaolo SPA	3.875%	1/15/19	8,425	8,731

JPMorgan Chase & Co.	5.150%	10/1/15	3,325	3,468
JPMorgan Chase & Co.	1.100%	10/15/15	12,325	12,373
JPMorgan Chase & Co.	2.600%	1/15/16	7,723	7,896
JPMorgan Chase & Co.	1.125%	2/26/16	6,195	6,219
JPMorgan Chase & Co.	3.450%	3/1/16	16,265	16,843
JPMorgan Chase & Co.	3.150%	7/5/16	28,605	29,597
JPMorgan Chase & Co.	1.350%	2/15/17	14,421	14,380
JPMorgan Chase & Co.	2.000%	8/15/17	9,438	9,516
JPMorgan Chase & Co.	6.000%	1/15/18	27,725	31,217
JPMorgan Chase & Co.	1.800%	1/25/18	3,450	3,437
JPMorgan Chase & Co.	1.625%	5/15/18	12,525	12,334
JPMorgan Chase & Co.	2.350%	1/28/19	12,375	12,342
JPMorgan Chase & Co.	6.300%	4/23/19	18,475	21,415
JPMorgan Chase Bank NA	5.875%	6/13/16	375	406
JPMorgan Chase Bank NA	6.000%	7/5/17	3,000	3,350
JPMorgan Chase Bank NA	6.000%	10/1/17	16,775	18,761
KeyBank NA	4.950%	9/15/15	1,050	1,092
KeyBank NA	5.450%	3/3/16	3,525	3,752
KeyBank NA	1.650%	2/1/18	12,725	12,678
KeyCorp	2.300%	12/13/18	1,400	1,399
Lloyds Bank plc	4.875%	1/21/16	12,800	13,441
Lloyds Bank plc	4.200%	3/28/17	1,150	1,230
Lloyds Bank plc	2.300%	11/27/18	6,575	6,594
Lloyds Bank plc	2.350%	9/5/19	9,000	8,923
Manufacturers & Traders Trust Co.	1.400%	7/25/17	550	550
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,550	4,063
Manufacturers & Traders Trust Co.	1.450%	3/7/18	250	247
Manufacturers & Traders Trust Co.	2.300%	1/30/19	12,500	12,538
Manufacturers & Traders Trust Co.	2.250%	7/25/19	5,500	5,474
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	900	938
Morgan Stanley	5.375%	10/15/15	7,965	8,340
Morgan Stanley	3.450%	11/2/15	6,925	7,121
Morgan Stanley	1.750%	2/25/16	10,517	10,628
Morgan Stanley	3.800%	4/29/16	13,500	14,063
Morgan Stanley	5.750%	10/18/16	10,150	11,045
Morgan Stanley	5.450%	1/9/17	9,975	10,837
Morgan Stanley	4.750%	3/22/17	9,305	9,999
Morgan Stanley	5.550%	4/27/17	9,750	10,690
Morgan Stanley	6.250%	8/28/17	5,925	6,663
Morgan Stanley	5.950%	12/28/17	11,950	13,380
Morgan Stanley	6.625%	4/1/18	23,209	26,582
Morgan Stanley	2.125%	4/25/18	19,300	19,333
Morgan Stanley	2.500%	1/24/19	14,630	14,633
Morgan Stanley	7.300%	5/13/19	14,380	17,171
Morgan Stanley	2.375%	7/23/19	16,100	15,833
Morgan Stanley	5.625%	9/23/19	11,275	12,696
MUFG Union Bank NA	5.950%	5/11/16	4,105	4,405
MUFG Union Bank NA	1.500%	9/26/16	6,675	6,735
MUFG Union Bank NA	2.125%	6/16/17	3,575	3,633
MUFG Union Bank NA	2.625%	9/26/18	13,450	13,680
MUFG Union Bank NA	2.250%	5/6/19	5,900	5,860
Murray Street Investment Trust I	4.647%	3/9/17	9,150	9,794
National Australia Bank Ltd.	0.900%	1/20/16	2,500	2,509
National Australia Bank Ltd.	1.300%	7/25/16	3,050	3,072
National Australia Bank Ltd.	2.750%	3/9/17	6,275	6,498
National Australia Bank Ltd.	2.300%	7/25/18	5,025	5,095
National Bank of Canada	1.450%	11/7/17	3,350	3,335

National City Bank	5.800%	6/7/17	2,225	2,471
National City Corp.	6.875%	5/15/19	1,575	1,869
Northern Trust Co.	6.500%	8/15/18	1,275	1,477
PNC Bank NA	1.150%	11/1/16	4,600	4,611
PNC Bank NA	4.875%	9/21/17	300	328
PNC Bank NA	1.500%	10/18/17	5,200	5,190
PNC Bank NA	6.000%	12/7/17	6,125	6,921
PNC Bank NA	2.200%	1/28/19	3,625	3,629
PNC Bank NA	2.250%	7/2/19	6,475	6,433
PNC Bank NA	2.400%	10/18/19	5,200	5,172
PNC Funding Corp.	3.625%	2/8/15	18,675	18,886
PNC Funding Corp.	5.250%	11/15/15	2,100	2,203
PNC Funding Corp.	2.700%	9/19/16	7,385	7,610
PNC Funding Corp.	5.625%	2/1/17	6,977	7,617
PNC Funding Corp.	6.700%	6/10/19	3,183	3,801
Regions Financial Corp.	2.000%	5/15/18	7,375	7,290
Royal Bank of Canada	0.800%	10/30/15	15,425	15,472
Royal Bank of Canada	2.625%	12/15/15	15,225	15,601
Royal Bank of Canada	0.850%	3/8/16	4,750	4,762
Royal Bank of Canada	2.875%	4/19/16	200	207
Royal Bank of Canada	2.300%	7/20/16	3,325	3,416
Royal Bank of Canada	1.450%	9/9/16	4,596	4,645
Royal Bank of Canada	1.200%	1/23/17	7,475	7,491
Royal Bank of Canada	1.250%	6/16/17	6,000	5,991
Royal Bank of Canada	1.500%	1/16/18	6,275	6,262
Royal Bank of Canada	2.200%	7/27/18	10,126	10,269
Royal Bank of Canada	2.150%	3/15/19	7,000	7,037
Royal Bank of Scotland Group plc	1.875%	3/31/17	4,400	4,404
Royal Bank of Scotland plc	4.375%	3/16/16	7,200	7,544
Santander Bank NA	8.750%	5/30/18	2,825	3,409
Santander Holdings USA Inc.	4.625%	4/19/16	4,250	4,475
Santander Holdings USA Inc.	3.450%	8/27/18	7,394	7,713
Societe Generale SA	2.750%	10/12/17	5,675	5,824
Societe Generale SA	2.625%	10/1/18	4,200	4,270
State Street Bank & Trust Co.	5.250%	10/15/18	775	868
State Street Corp.	2.875%	3/7/16	4,438	4,580
State Street Corp.	4.956%	3/15/18	6,619	7,195
State Street Corp.	1.350%	5/15/18	4,675	4,593
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	4,825	4,852
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	1,300	1,300
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	3,150	3,171
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	1,200	1,200
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	4,000	3,980
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	5,800	5,809
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	3,075	3,031
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,425	2,460
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	4,700	4,750
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	4,900	4,881
SunTrust Bank	1.350%	2/15/17	5,225	5,222
SunTrust Bank	7.250%	3/15/18	3,200	3,725
SunTrust Banks Inc.	3.600%	4/15/16	10,240	10,633
SunTrust Banks Inc.	3.500%	1/20/17	2,135	2,236
SunTrust Banks Inc.	6.000%	9/11/17	1,615	1,811
SunTrust Banks Inc.	2.350%	11/1/18	1,100	1,103
SunTrust Banks Inc.	2.500%	5/1/19	3,300	3,313
Svenska Handelsbanken AB	3.125%	7/12/16	7,500	7,795
Svenska Handelsbanken AB	2.875%	4/4/17	3,550	3,685

Svenska Handelsbanken AB	1.625%	3/21/18	8,075	8,023
Svenska Handelsbanken AB	2.500%	1/25/19	8,075	8,222
Svenska Handelsbanken AB	2.250%	6/17/19	5,300	5,282
Synchrony Financial	1.875%	8/15/17	2,200	2,203
Synchrony Financial	3.000%	8/15/19	6,500	6,516
Toronto-Dominion Bank	2.500%	7/14/16	4,675	4,823
Toronto-Dominion Bank	2.375%	10/19/16	9,435	9,705
Toronto-Dominion Bank	1.125%	5/2/17	6,700	6,673
Toronto-Dominion Bank	1.400%	4/30/18	12,076	11,907
Toronto-Dominion Bank	2.625%	9/10/18	13,000	13,313
Toronto-Dominion Bank	2.125%	7/2/19	6,500	6,465
UBS AG	5.875%	7/15/16	4,800	5,198
UBS AG	1.375%	8/14/17	15,000	14,883
UBS AG	5.875%	12/20/17	15,450	17,390
UBS AG	5.750%	4/25/18	7,701	8,687
UBS AG	2.375%	8/14/19	20,000	19,827
US Bancorp	3.442%	2/1/16	4,325	4,458
US Bancorp	2.200%	11/15/16	9,605	9,871
US Bancorp	1.650%	5/15/17	6,000	6,058
US Bancorp	1.950%	11/15/18	4,225	4,218
US Bancorp	2.200%	4/25/19	11,400	11,388
US Bank NA	1.100%	1/30/17	3,500	3,496
4 US Bank NA	3.778%	4/29/20	1,000	1,017
Vesey Street Investment Trust I	4.404%	9/1/16	1,900	2,011
Wachovia Bank NA	5.600%	3/15/16	400	428
Wachovia Bank NA	6.000%	11/15/17	1,875	2,116
Wachovia Corp.	5.625%	10/15/16	18,250	19,868
Wachovia Corp.	5.750%	6/15/17	4,450	4,958
Wachovia Corp.	5.750%	2/1/18	17,025	19,196
Wells Fargo & Co.	3.676%	6/15/16	22,925	23,982
Wells Fargo & Co.	1.250%	7/20/16	11,575	11,645
Wells Fargo & Co.	5.125%	9/15/16	2,500	2,691
Wells Fargo & Co.	2.625%	12/15/16	8,835	9,135
Wells Fargo & Co.	2.100%	5/8/17	2,900	2,956
Wells Fargo & Co.	1.150%	6/2/17	8,575	8,523
Wells Fargo & Co.	1.400%	9/8/17	11,600	11,556
Wells Fargo & Co.	5.625%	12/11/17	21,180	23,690
Wells Fargo & Co.	1.500%	1/16/18	5,677	5,629
Wells Fargo & Co.	2.125%	4/22/19	16,350	16,195
Wells Fargo Bank NA	5.750%	5/16/16	4,825	5,194
Westpac Banking Corp.	3.000%	12/9/15	7,080	7,288
Westpac Banking Corp.	0.950%	1/12/16	3,825	3,841
Westpac Banking Corp.	1.050%	11/25/16	300	300
Westpac Banking Corp.	1.200%	5/19/17	5,500	5,485
Westpac Banking Corp.	2.000%	8/14/17	17,350	17,600
Westpac Banking Corp.	1.600%	1/12/18	5,370	5,338
Westpac Banking Corp.	2.250%	7/30/18	200	202
Westpac Banking Corp.	2.250%	1/17/19	14,125	14,208

Brokerage (0.2%)
Ameriprise Financial Inc.	5.650%	11/15/15	2,250	2,371
Ameriprise Financial Inc.	7.300%	6/28/19	1,600	1,948
4 Ameriprise Financial Inc.	7.518%	6/1/66	2,000	2,180
BlackRock Inc.	1.375%	6/1/15	600	604
BlackRock Inc.	6.250%	9/15/17	200	227
Charles Schwab Corp.	0.850%	12/4/15	1,300	1,304
Charles Schwab Corp.	2.200%	7/25/18	4,974	5,017

Eaton Vance Corp.	6.500%	10/2/17	242	274
Franklin Resources Inc.	1.375%	9/15/17	2,300	2,294
IntercontinentalExchange Group Inc.	2.500%	10/15/18	425	431
Jefferies Group LLC	3.875%	11/9/15	5,200	5,350
Jefferies Group LLC	5.125%	4/13/18	4,250	4,630
Jefferies Group LLC	8.500%	7/15/19	1,650	2,039
Lazard Group LLC	6.850%	6/15/17	2,992	3,375
Legg Mason Inc.	2.700%	7/15/19	1,800	1,808
NASDAQ OMX Group Inc.	5.250%	1/16/18	21	23
Nomura Holdings Inc.	4.125%	1/19/16	7,000	7,259
Nomura Holdings Inc.	2.000%	9/13/16	9,450	9,545
Nomura Holdings Inc.	2.750%	3/19/19	9,950	9,989
NYSE Euronext	2.000%	10/5/17	7,325	7,412
Raymond James Financial Inc.	4.250%	4/15/16	575	602

Finance Companies (0.8%)
Air Lease Corp.	4.500%	1/15/16	4,000	4,140
Air Lease Corp.	5.625%	4/1/17	3,225	3,479
Air Lease Corp.	2.125%	1/15/18	4,000	3,970
Air Lease Corp.	3.375%	1/15/19	10,275	10,403
Ares Capital Corp.	4.875%	11/30/18	10,000	10,561
Fifth Street Finance Corp.	4.875%	3/1/19	3,000	3,118
FS Investment Corp.	4.000%	7/15/19	3,800	3,794
GATX Corp.	3.500%	7/15/16	3,960	4,124
GATX Corp.	1.250%	3/4/17	900	893
GATX Corp.	2.500%	7/30/19	1,770	1,767
4 GE Capital Trust I	6.375%	11/15/67	4,660	5,033
General Electric Capital Corp.	4.375%	9/21/15	8,500	8,823
General Electric Capital Corp.	2.250%	11/9/15	25,575	26,023
General Electric Capital Corp.	1.000%	12/11/15	11,210	11,269
General Electric Capital Corp.	1.000%	1/8/16	6,180	6,202
General Electric Capital Corp.	5.000%	1/8/16	7,235	7,628
General Electric Capital Corp.	2.950%	5/9/16	23,375	24,188
General Electric Capital Corp.	1.500%	7/12/16	250	253
General Electric Capital Corp.	3.350%	10/17/16	2,400	2,517
General Electric Capital Corp.	2.900%	1/9/17	9,500	9,872
General Electric Capital Corp.	5.400%	2/15/17	8,700	9,526
General Electric Capital Corp.	2.450%	3/15/17	2,900	2,986
General Electric Capital Corp.	2.300%	4/27/17	11,550	11,881
General Electric Capital Corp.	1.250%	5/15/17	3,450	3,447
General Electric Capital Corp.	5.625%	9/15/17	17,294	19,327
General Electric Capital Corp.	1.600%	11/20/17	5,775	5,790
General Electric Capital Corp.	1.625%	4/2/18	6,650	6,630
General Electric Capital Corp.	5.625%	5/1/18	23,036	25,977
General Electric Capital Corp.	2.300%	1/14/19	6,800	6,868
General Electric Capital Corp.	6.000%	8/7/19	11,000	12,831
4 General Electric Capital Corp.	6.375%	11/15/67	9,775	10,557
4 HSBC Finance Capital Trust IX	5.911%	11/30/35	4,625	4,758
HSBC Finance Corp.	5.500%	1/19/16	21,025	22,250
5 International Lease Finance Corp.	6.750%	9/1/16	7,200	7,677
5 International Lease Finance Corp.	7.125%	9/1/18	14,000	15,715
Prospect Capital Corp.	5.000%	7/15/19	1,000	1,042

Insurance (1.0%)
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,114
ACE INA Holdings Inc.	2.600%	11/23/15	5,147	5,262
ACE INA Holdings Inc.	5.700%	2/15/17	1,403	1,550

ACE INA Holdings Inc.	5.800%	3/15/18	1,500	1,695
ACE INA Holdings Inc.	5.900%	6/15/19	2,075	2,397
Aegon NV	4.625%	12/1/15	105	110
Aetna Inc.	1.750%	5/15/17	2,900	2,920
Aetna Inc.	1.500%	11/15/17	12,825	12,773
Aflac Inc.	3.450%	8/15/15	999	1,024
Aflac Inc.	2.650%	2/15/17	5,755	5,940
Aflac Inc.	8.500%	5/15/19	775	981
Allied World Assurance Co. Ltd.	7.500%	8/1/16	4,500	4,989
4 Allstate Corp.	6.125%	5/15/67	5,150	5,498
American Financial Group Inc.	9.875%	6/15/19	1,975	2,547
American International Group Inc.	5.050%	10/1/15	2,400	2,504
American International Group Inc.	5.600%	10/18/16	2,175	2,374
American International Group Inc.	5.450%	5/18/17	5,680	6,256
American International Group Inc.	5.850%	1/16/18	13,925	15,662
American International Group Inc.	8.250%	8/15/18	25,335	30,845
Aon Corp.	3.125%	5/27/16	3,000	3,101
Assurant Inc.	2.500%	3/15/18	700	703
AXIS Specialty Finance plc	2.650%	4/1/19	1,445	1,451
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	35	35
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	19,150	19,355
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	7,600	8,544
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	3,160	3,172
Berkshire Hathaway Inc.	2.200%	8/15/16	3,900	4,011
Berkshire Hathaway Inc.	1.900%	1/31/17	11,500	11,720
Berkshire Hathaway Inc.	1.550%	2/9/18	1,375	1,373
Berkshire Hathaway Inc.	2.100%	8/14/19	10,500	10,454
Chubb Corp.	5.750%	5/15/18	4,100	4,645
4 Chubb Corp.	6.375%	3/29/67	2,800	3,073
Cigna Corp.	2.750%	11/15/16	9,725	10,048
Cigna Corp.	8.500%	5/1/19	575	723
CNA Financial Corp.	6.500%	8/15/16	3,950	4,339
Genworth Holdings Inc.	8.625%	12/15/16	2,458	2,833
Genworth Holdings Inc.	6.515%	5/22/18	4,895	5,562
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,750	5,159
Hartford Financial Services Group Inc.	5.375%	3/15/17	525	574
Hartford Financial Services Group Inc.	6.300%	3/15/18	680	776
Hartford Financial Services Group Inc.	6.000%	1/15/19	2,875	3,268
Humana Inc.	7.200%	6/15/18	300	354
Humana Inc.	2.625%	10/1/19	1,500	1,503
Lincoln National Corp.	8.750%	7/1/19	2,025	2,585
4 Lincoln National Corp.	7.000%	5/17/66	6,925	7,098
4 Lincoln National Corp.	6.050%	4/20/67	1,000	1,020
Loews Corp.	5.250%	3/15/16	1,275	1,357
Manulife Financial Corp.	3.400%	9/17/15	3,925	4,032
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,100	1,118
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	400	407
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	650	839
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	6,000	5,965
MetLife Inc.	6.750%	6/1/16	5,780	6,340
MetLife Inc.	1.756%	12/15/17	150	151
6 MetLife Inc.	2.463%	12/15/17	4,200	4,213
MetLife Inc.	6.817%	8/15/18	5,218	6,131
MetLife Inc.	7.717%	2/15/19	804	983
Principal Financial Group Inc.	1.850%	11/15/17	1,016	1,017
Principal Financial Group Inc.	8.875%	5/15/19	1,710	2,173
4 Progressive Corp.	6.700%	6/15/67	3,775	4,143

Prudential Financial Inc.	3.000%	5/12/16	6,015	6,214
Prudential Financial Inc.	6.100%	6/15/17	250	281
Prudential Financial Inc.	6.000%	12/1/17	675	763
Prudential Financial Inc.	7.375%	6/15/19	4,695	5,726
Prudential Financial Inc.	2.350%	8/15/19	2,800	2,787
4 Prudential Financial Inc.	8.875%	6/15/68	2,581	3,107
4 Reinsurance Group of America Inc.	6.750%	12/15/65	2,800	2,874
4 StanCorp Financial Group Inc.	6.900%	6/1/67	1,000	1,040
Torchmark Corp.	6.375%	6/15/16	1,250	1,358
Transatlantic Holdings Inc.	5.750%	12/14/15	3,275	3,462
Travelers Cos. Inc.	5.500%	12/1/15	4,400	4,648
Travelers Cos. Inc.	6.250%	6/20/16	1,325	1,447
Travelers Cos. Inc.	5.800%	5/15/18	2,825	3,206
Travelers Cos. Inc.	5.900%	6/2/19	1,375	1,596
UnitedHealth Group Inc.	0.850%	10/15/15	4,776	4,789
UnitedHealth Group Inc.	5.375%	3/15/16	16	17
UnitedHealth Group Inc.	1.875%	11/15/16	1,462	1,489
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,110
UnitedHealth Group Inc.	1.400%	10/15/17	2,500	2,496
UnitedHealth Group Inc.	6.000%	2/15/18	7,475	8,500
UnitedHealth Group Inc.	1.625%	3/15/19	5,525	5,411
Unum Group	7.125%	9/30/16	1,835	2,049
Voya Financial Inc.	2.900%	2/15/18	12,105	12,454
WellPoint Inc.	1.250%	9/10/15	5,735	5,768
WellPoint Inc.	2.375%	2/15/17	1,200	1,229
WellPoint Inc.	5.875%	6/15/17	1,885	2,098
WellPoint Inc.	1.875%	1/15/18	625	625
WellPoint Inc.	2.250%	8/15/19	5,000	4,922
Willis Group Holdings plc	4.125%	3/15/16	2,525	2,623
Willis North America Inc.	6.200%	3/28/17	2,350	2,567
XLIT Ltd.	2.300%	12/15/18	1,100	1,099

Other Finance (0.0%)
ORIX Corp.	5.000%	1/12/16	4,590	4,811
ORIX Corp.	3.750%	3/9/17	3,450	3,620

Real Estate Investment Trusts (0.5%)
5 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	12,000	12,002
5 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	10,975	10,897
Arden Realty LP	5.250%	3/1/15	1,250	1,261
AvalonBay Communities Inc.	5.750%	9/15/16	1,650	1,802
AvalonBay Communities Inc.	5.700%	3/15/17	35	39
BioMed Realty LP	3.850%	4/15/16	3,735	3,881
BioMed Realty LP	2.625%	5/1/19	1,000	995
Brandywine Operating Partnership LP	5.700%	5/1/17	3,475	3,793
Brandywine Operating Partnership LP	4.950%	4/15/18	200	216
Digital Realty Trust LP	4.500%	7/15/15	5,225	5,328
Duke Realty LP	7.375%	2/15/15	2,700	2,766
Duke Realty LP	8.250%	8/15/19	1,825	2,263
Equity CommonWealth	6.250%	6/15/17	2,200	2,387
Equity CommonWealth	6.650%	1/15/18	2,850	3,148
ERP Operating LP	5.125%	3/15/16	2,565	2,725
ERP Operating LP	5.375%	8/1/16	4,175	4,500
ERP Operating LP	5.750%	6/15/17	4,507	5,011
Essex Portfolio LP	5.500%	3/15/17	2,175	2,383

HCP Inc.	3.750%	2/1/16	5,918	6,144
HCP Inc.	6.300%	9/15/16	1,000	1,097
HCP Inc.	6.000%	1/30/17	5,000	5,520
HCP Inc.	5.625%	5/1/17	1,300	1,433
HCP Inc.	6.700%	1/30/18	10,735	12,321
Health Care REIT Inc.	3.625%	3/15/16	4,950	5,138
Health Care REIT Inc.	6.200%	6/1/16	975	1,058
Health Care REIT Inc.	4.700%	9/15/17	50	54
Health Care REIT Inc.	2.250%	3/15/18	6,514	6,562
Health Care REIT Inc.	4.125%	4/1/19	1,631	1,735
Hospitality Properties Trust	5.625%	3/15/17	2,575	2,803
Hospitality Properties Trust	6.700%	1/15/18	2,000	2,236
Kilroy Realty LP	5.000%	11/3/15	2,360	2,464
Kilroy Realty LP	4.800%	7/15/18	1,050	1,134
Kimco Realty Corp.	5.783%	3/15/16	1,025	1,095
Kimco Realty Corp.	5.700%	5/1/17	5,048	5,573
Kimco Realty Corp.	4.300%	2/1/18	1,250	1,342
Liberty Property LP	6.625%	10/1/17	268	303
Mack-Cali Realty LP	2.500%	12/15/17	1,650	1,674
Mack-Cali Realty LP	7.750%	8/15/19	1,250	1,481
ProLogis LP	4.500%	8/15/17	200	215
ProLogis LP	2.750%	2/15/19	5,000	5,056
Realty Income Corp.	2.000%	1/31/18	3,700	3,692
Realty Income Corp.	6.750%	8/15/19	3,225	3,808
Senior Housing Properties Trust	4.300%	1/15/16	1,035	1,066
Senior Housing Properties Trust	3.250%	5/1/19	9,325	9,390
Simon Property Group LP	5.250%	12/1/16	6,225	6,737
Simon Property Group LP	2.800%	1/30/17	4,500	4,654
Simon Property Group LP	2.150%	9/15/17	2,935	2,996
Simon Property Group LP	6.125%	5/30/18	4,725	5,419
Simon Property Group LP	2.200%	2/1/19	4,000	4,015
Tanger Properties LP	6.150%	11/15/15	3,050	3,228
UDR Inc.	4.250%	6/1/18	850	910
Ventas Realty LP	1.250%	4/17/17	3,000	2,986
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	1,111	1,140
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	8,100	8,096
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,325	2,464
Vornado Realty LP	2.500%	6/30/19	2,000	1,987
				4,030,159
Industrial (12.3%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	1,250	1,470
Air Products & Chemicals Inc.	2.000%	8/2/16	3,975	4,054
Airgas Inc.	3.250%	10/1/15	2,950	3,020
Airgas Inc.	1.650%	2/15/18	1,650	1,631
Allegheny Technologies Inc.	9.375%	6/1/19	107	132
Barrick Gold Corp.	6.950%	4/1/19	5,425	6,303
Barrick North America Finance LLC	6.800%	9/15/18	825	957
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,069	5,172
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	14,926	15,074
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,675	1,843
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	12,065	12,117
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	7,625	9,011
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,562
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,100	2,455
CF Industries Inc.	6.875%	5/1/18	5,000	5,769
Dow Chemical Co.	2.500%	2/15/16	5,930	6,061

Dow Chemical Co.	5.700%	5/15/18	5,375	6,042
Dow Chemical Co.	8.550%	5/15/19	6,031	7,589
Eastman Chemical Co.	3.000%	12/15/15	1,025	1,053
Eastman Chemical Co.	2.400%	6/1/17	14,098	14,378
Ecolab Inc.	3.000%	12/8/16	7,200	7,472
Ecolab Inc.	1.450%	12/8/17	3,725	3,698
EI du Pont de Nemours & Co.	2.750%	4/1/16	2,000	2,065
EI du Pont de Nemours & Co.	5.250%	12/15/16	6,190	6,767
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,325	8,394
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	6,875	6,990
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	13,180	13,218
Georgia-Pacific LLC	7.700%	6/15/15	1,250	1,310
Glencore Canada Corp.	6.000%	10/15/15	1,575	1,655
Goldcorp Inc.	2.125%	3/15/18	7,621	7,638
International Paper Co.	5.250%	4/1/16	2,230	2,368
International Paper Co.	7.950%	6/15/18	5,298	6,323
International Paper Co.	9.375%	5/15/19	35	46
Lubrizol Corp.	5.500%	10/1/14	1,850	1,850
Lubrizol Corp.	8.875%	2/1/19	150	189
LyondellBasell Industries NV	5.000%	4/15/19	16,475	18,108
Monsanto Co.	2.750%	4/15/16	1,268	1,307
Monsanto Co.	1.150%	6/30/17	8,000	7,948
Monsanto Co.	5.125%	4/15/18	925	1,022
Monsanto Co.	1.850%	11/15/18	800	796
Monsanto Co.	2.125%	7/15/19	7,500	7,452
Nucor Corp.	5.750%	12/1/17	5,609	6,301
Nucor Corp.	5.850%	6/1/18	2,175	2,467
Plains Exploration & Production Co.	6.125%	6/15/19	2,736	3,003
Plum Creek Timberlands LP	5.875%	11/15/15	850	895
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	1,225	1,289
PPG Industries Inc.	1.900%	1/15/16	3,675	3,728
PPG Industries Inc.	6.650%	3/15/18	1,122	1,294
Praxair Inc.	3.250%	9/15/15	200	205
Praxair Inc.	5.375%	11/1/16	700	765
Praxair Inc.	5.200%	3/15/17	1,250	1,364
Praxair Inc.	1.050%	11/7/17	7,000	6,932
Praxair Inc.	1.250%	11/7/18	2,500	2,440
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	11,695	11,852
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	2,425	2,486
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	2,870	2,938
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	10,913	12,635
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	5,850	7,492
Rio Tinto Finance USA plc	1.375%	6/17/16	5,900	5,938
Rio Tinto Finance USA plc	2.000%	3/22/17	10,700	10,860
Rio Tinto Finance USA plc	1.625%	8/21/17	2,500	2,511
Rio Tinto Finance USA plc	2.250%	12/14/18	3,800	3,829
Rock-Tenn Co.	4.450%	3/1/19	2,000	2,144
Rohm & Haas Co.	6.000%	9/15/17	1,000	1,118
RPM International Inc.	6.500%	2/15/18	1,500	1,702
Teck Resources Ltd.	3.150%	1/15/17	3,575	3,687
Teck Resources Ltd.	3.850%	8/15/17	50	53
Teck Resources Ltd.	2.500%	2/1/18	1,950	1,955
Teck Resources Ltd.	3.000%	3/1/19	5,200	5,165
Vale Canada Ltd.	5.700%	10/15/15	1,125	1,180
Vale Overseas Ltd.	6.250%	1/11/16	5,425	5,768
Vale Overseas Ltd.	6.250%	1/23/17	11,150	12,264
Vale Overseas Ltd.	5.625%	9/15/19	1,425	1,598

Valspar Corp.	7.250%	6/15/19	863	1,029

Capital Goods (1.1%)
3M Co.	1.375%	9/29/16	5,650	5,727
3M Co.	1.000%	6/26/17	3,000	2,991
Bemis Co. Inc.	6.800%	8/1/19	500	590
Boeing Capital Corp.	2.125%	8/15/16	4,675	4,792
Boeing Capital Corp.	2.900%	8/15/18	11	11
Boeing Co.	3.750%	11/20/16	700	744
Boeing Co.	0.950%	5/15/18	5,500	5,343
Boeing Co.	6.000%	3/15/19	2,225	2,588
Caterpillar Financial Services Corp.	0.700%	11/6/15	2,635	2,640
Caterpillar Financial Services Corp.	2.650%	4/1/16	1,725	1,776
Caterpillar Financial Services Corp.	2.050%	8/1/16	8,450	8,645
Caterpillar Financial Services Corp.	1.000%	3/3/17	8,100	8,076
Caterpillar Financial Services Corp.	1.625%	6/1/17	11,280	11,401
Caterpillar Financial Services Corp.	1.250%	11/6/17	8,197	8,154
Caterpillar Financial Services Corp.	1.300%	3/1/18	5,750	5,677
Caterpillar Financial Services Corp.	5.450%	4/15/18	350	393
Caterpillar Financial Services Corp.	2.450%	9/6/18	2,800	2,858
Caterpillar Financial Services Corp.	7.150%	2/15/19	8,358	10,062
Caterpillar Financial Services Corp.	2.100%	6/9/19	450	448
Caterpillar Inc.	0.950%	6/26/15	7,230	7,262
Caterpillar Inc.	5.700%	8/15/16	675	734
Caterpillar Inc.	1.500%	6/26/17	5,125	5,152
Cooper US Inc.	2.375%	1/15/16	2,518	2,575
Cooper US Inc.	6.100%	7/1/17	500	560
Crane Co.	2.750%	12/15/18	4,856	4,944
CRH America Inc.	4.125%	1/15/16	8,500	8,825
CRH America Inc.	6.000%	9/30/16	4,367	4,778
Danaher Corp.	2.300%	6/23/16	1,500	1,540
Danaher Corp.	5.625%	1/15/18	700	787
Danaher Corp.	5.400%	3/1/19	1,510	1,719
Eaton Corp.	0.950%	11/2/15	3,100	3,109
Eaton Corp.	1.500%	11/2/17	8,525	8,476
Eaton Corp.	5.600%	5/15/18	5,725	6,433
Eaton Corp.	6.950%	3/20/19	1,028	1,209
Emerson Electric Co.	4.875%	10/15/19	530	591
7 Exelis Inc.	4.250%	10/1/16	1,175	1,241
General Dynamics Corp.	1.000%	11/15/17	6,865	6,791
General Electric Co.	0.850%	10/9/15	7,975	8,005
General Electric Co.	5.250%	12/6/17	37,850	42,042
Honeywell International Inc.	5.300%	3/1/18	6,525	7,271
Honeywell International Inc.	5.000%	2/15/19	3,450	3,861
Illinois Tool Works Inc.	1.950%	3/1/19	2,757	2,744
Illinois Tool Works Inc.	6.250%	4/1/19	1,675	1,956
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	9,745	11,414
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,150	1,176
John Deere Capital Corp.	0.750%	1/22/16	500	501
John Deere Capital Corp.	2.250%	6/7/16	650	666
John Deere Capital Corp.	1.850%	9/15/16	5,650	5,764
John Deere Capital Corp.	1.050%	12/15/16	3,200	3,207
John Deere Capital Corp.	1.400%	3/15/17	8,000	8,063
John Deere Capital Corp.	1.125%	6/12/17	6,000	5,975
John Deere Capital Corp.	2.800%	9/18/17	1,105	1,151
John Deere Capital Corp.	1.200%	10/10/17	3,000	2,993
John Deere Capital Corp.	1.300%	3/12/18	300	296

John Deere Capital Corp.	5.350%	4/3/18	450	504
John Deere Capital Corp.	1.950%	12/13/18	14,500	14,468
John Deere Capital Corp.	1.950%	3/4/19	10,155	10,106
John Deere Capital Corp.	2.250%	4/17/19	3,685	3,722
John Deere Capital Corp.	2.300%	9/16/19	2,500	2,498
Joy Global Inc.	6.000%	11/15/16	875	959
L-3 Communications Corp.	3.950%	11/15/16	2,118	2,227
L-3 Communications Corp.	1.500%	5/28/17	5,000	4,956
Lockheed Martin Corp.	2.125%	9/15/16	7,435	7,598
Martin Marietta Materials Inc.	6.600%	4/15/18	100	114
Mohawk Industries Inc.	6.125%	1/15/16	7,778	8,283
Northrop Grumman Corp.	1.750%	6/1/18	2,375	2,355
Owens Corning	6.500%	12/1/16	4,447	4,899
Parker Hannifin Corp.	5.500%	5/15/18	35	39
Pentair Finance SA	1.350%	12/1/15	1,070	1,076
Pentair Finance SA	1.875%	9/15/17	2,500	2,509
Precision Castparts Corp.	0.700%	12/20/15	5,385	5,392
Precision Castparts Corp.	1.250%	1/15/18	10,675	10,544
Raytheon Co.	6.750%	3/15/18	3,000	3,475
Raytheon Co.	6.400%	12/15/18	500	586
Republic Services Inc.	3.800%	5/15/18	6,442	6,845
Republic Services Inc.	5.500%	9/15/19	1,475	1,679
Roper Industries Inc.	1.850%	11/15/17	7,821	7,870
Roper Industries Inc.	2.050%	10/1/18	11,050	10,947
4 Stanley Black & Decker Inc.	5.750%	12/15/53	2,490	2,702
Tyco International Finance SA	8.500%	1/15/19	2,883	3,505
United Technologies Corp.	1.800%	6/1/17	15,235	15,464
United Technologies Corp.	5.375%	12/15/17	4,410	4,934
United Technologies Corp.	6.125%	2/1/19	1,350	1,572
Waste Management Inc.	6.375%	3/11/15	1,900	1,948
Waste Management Inc.	2.600%	9/1/16	2,500	2,575
Waste Management Inc.	6.100%	3/15/18	2,450	2,795
Xylem Inc.	3.550%	9/20/16	81	85

Communication (1.9%)
21st Century Fox America Inc.	6.900%	3/1/19	6,300	7,475
America Movil SAB de CV	2.375%	9/8/16	16,278	16,643
American Tower Corp.	4.500%	1/15/18	12,260	13,073
American Tower Corp.	3.400%	2/15/19	6,000	6,130
AT&T Inc.	0.800%	12/1/15	2,475	2,478
AT&T Inc.	0.900%	2/12/16	8,094	8,102
AT&T Inc.	2.950%	5/15/16	6,425	6,633
AT&T Inc.	2.400%	8/15/16	4,200	4,298
AT&T Inc.	1.600%	2/15/17	14,750	14,865
AT&T Inc.	1.700%	6/1/17	11,888	11,989
AT&T Inc.	1.400%	12/1/17	15,275	15,193
AT&T Inc.	5.500%	2/1/18	17,554	19,633
AT&T Inc.	5.600%	5/15/18	5,400	6,082
AT&T Inc.	2.375%	11/27/18	3,650	3,686
AT&T Inc.	2.300%	3/11/19	19,500	19,519
British Telecommunications plc	1.625%	6/28/16	200	202
British Telecommunications plc	1.250%	2/14/17	850	848
British Telecommunications plc	5.950%	1/15/18	5,425	6,115
British Telecommunications plc	2.350%	2/14/19	1,775	1,780
CBS Corp.	1.950%	7/1/17	1,925	1,949
CBS Corp.	2.300%	8/15/19	1,525	1,504

CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	2,430	2,458
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	2,220	2,765
Comcast Cable Communications LLC	8.875%	5/1/17	1,100	1,309
Comcast Corp.	5.850%	11/15/15	12,600	13,334
Comcast Corp.	5.900%	3/15/16	9,322	10,022
Comcast Corp.	4.950%	6/15/16	2,175	2,326
Comcast Corp.	6.500%	1/15/17	3,093	3,464
Comcast Corp.	6.300%	11/15/17	4,500	5,138
Comcast Corp.	5.875%	2/15/18	7,225	8,199
Comcast Corp.	5.700%	5/15/18	6,386	7,253
COX Communications Inc.	5.500%	10/1/15	1,775	1,859
Deutsche Telekom International Finance BV	5.750%	3/23/16	4,125	4,408
Deutsche Telekom International Finance BV	6.750%	8/20/18	5,400	6,308
Deutsche Telekom International Finance BV	6.000%	7/8/19	2,850	3,296
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	3,765	3,875
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	11,350	11,747
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	9,000	9,202
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	8,010	7,963
Discovery Communications LLC	5.625%	8/15/19	725	823
Embarq Corp.	7.082%	6/1/16	7,725	8,393
Historic TW Inc.	6.875%	6/15/18	700	818
Interpublic Group of Cos. Inc.	2.250%	11/15/17	35	35
Moody's Corp.	2.750%	7/15/19	5,275	5,302
NBCUniversal Media LLC	2.875%	4/1/16	9,250	9,538
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	2,375	2,378
Omnicom Group Inc.	5.900%	4/15/16	15,015	16,137
Omnicom Group Inc.	6.250%	7/15/19	35	41
Orange SA	2.750%	9/14/16	3,669	3,777
Orange SA	2.750%	2/6/19	12,525	12,702
Orange SA	5.375%	7/8/19	2,475	2,789
Qwest Corp.	6.500%	6/1/17	4,450	4,923
Rogers Communications Inc.	6.800%	8/15/18	6,914	8,118
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,325	2,405
Telefonica Emisiones SAU	3.992%	2/16/16	13,500	14,015
Telefonica Emisiones SAU	6.421%	6/20/16	5,050	5,484
Telefonica Emisiones SAU	3.192%	4/27/18	17,500	18,028
Thomson Reuters Corp.	1.300%	2/23/17	9,100	9,084
Thomson Reuters Corp.	1.650%	9/29/17	3,550	3,543
Thomson Reuters Corp.	6.500%	7/15/18	1,730	1,994
Time Warner Cable Inc.	5.850%	5/1/17	8,950	9,920
Time Warner Cable Inc.	6.750%	7/1/18	25,925	30,145
Time Warner Cable Inc.	8.750%	2/14/19	8,941	11,260
Time Warner Cable Inc.	8.250%	4/1/19	1,875	2,330
Time Warner Inc.	3.150%	7/15/15	9,625	9,816
Time Warner Inc.	5.875%	11/15/16	50	55
Time Warner Inc.	2.100%	6/1/19	5,125	5,041
Verizon Communications Inc.	0.700%	11/2/15	6,912	6,912
Verizon Communications Inc.	5.550%	2/15/16	5,000	5,314
Verizon Communications Inc.	3.000%	4/1/16	12,830	13,228
Verizon Communications Inc.	2.500%	9/15/16	19,865	20,374
Verizon Communications Inc.	2.000%	11/1/16	5,265	5,347

Verizon Communications Inc.	1.100%	11/1/17	4,500	4,432
Verizon Communications Inc.	5.500%	2/15/18	10,600	11,851
Verizon Communications Inc.	6.100%	4/15/18	3,675	4,188
Verizon Communications Inc.	3.650%	9/14/18	29,080	30,602
Verizon Communications Inc.	8.750%	11/1/18	6,229	7,758
Verizon Communications Inc.	6.350%	4/1/19	10,000	11,620
Viacom Inc.	6.250%	4/30/16	7,500	8,113
Viacom Inc.	2.500%	12/15/16	1,425	1,464
Viacom Inc.	3.500%	4/1/17	2,850	2,991
Viacom Inc.	2.500%	9/1/18	6,000	6,081
Viacom Inc.	2.200%	4/1/19	12,000	11,920
Vodafone Group plc	5.625%	2/27/17	8,762	9,610
Vodafone Group plc	1.625%	3/20/17	5,200	5,210
Vodafone Group plc	1.250%	9/26/17	4,750	4,685
Vodafone Group plc	1.500%	2/19/18	7,000	6,907
Vodafone Group plc	4.625%	7/15/18	5,320	5,823
Vodafone Group plc	5.450%	6/10/19	9,681	10,874
Walt Disney Co.	0.450%	12/1/15	68	68
Walt Disney Co.	1.350%	8/16/16	3,825	3,870
Walt Disney Co.	1.125%	2/15/17	12,436	12,448
Walt Disney Co.	0.875%	5/30/17	6,050	6,000
Walt Disney Co.	1.100%	12/1/17	7,075	6,998
Walt Disney Co.	1.850%	5/30/19	7,450	7,369

Consumer Cyclical (1.4%)
Amazon.com Inc.	0.650%	11/27/15	9,544	9,552
Amazon.com Inc.	1.200%	11/29/17	4,200	4,158
American Honda Finance Corp.	1.125%	10/7/16	5,500	5,517
American Honda Finance Corp.	1.200%	7/14/17	2,500	2,491
American Honda Finance Corp.	2.125%	10/10/18	5,000	5,031
American Honda Finance Corp.	2.250%	8/15/19	7,500	7,471
AutoNation Inc.	6.750%	4/15/18	2,250	2,576
AutoZone Inc.	5.500%	11/15/15	1,565	1,647
AutoZone Inc.	1.300%	1/13/17	2,775	2,774
AutoZone Inc.	7.125%	8/1/18	3,975	4,674
Brinker International Inc.	2.600%	5/15/18	10,450	10,440
Carnival Corp.	1.200%	2/5/16	1,950	1,956
Carnival Corp.	1.875%	12/15/17	2,525	2,528
Costco Wholesale Corp.	0.650%	12/7/15	5,825	5,835
Costco Wholesale Corp.	5.500%	3/15/17	2,393	2,641
Costco Wholesale Corp.	1.125%	12/15/17	12,025	11,932
CVS Health Corp.	6.125%	8/15/16	614	673
CVS Health Corp.	1.200%	12/5/16	3,000	3,006
CVS Health Corp.	5.750%	6/1/17	3,038	3,378
CVS Health Corp.	2.250%	12/5/18	5,500	5,523
CVS Health Corp.	2.250%	8/12/19	4,000	3,957
Dollar General Corp.	4.125%	7/15/17	5,638	5,882
eBay Inc.	1.625%	10/15/15	2,975	3,009
eBay Inc.	1.350%	7/15/17	4,475	4,464
eBay Inc.	2.200%	8/1/19	8,325	8,232
Expedia Inc.	7.456%	8/15/18	2,650	3,096
Ford Motor Co.	6.500%	8/1/18	1,392	1,606
Ford Motor Credit Co. LLC	2.500%	1/15/16	858	874
Ford Motor Credit Co. LLC	4.207%	4/15/16	16,900	17,673
Ford Motor Credit Co. LLC	3.984%	6/15/16	2,250	2,347
Ford Motor Credit Co. LLC	8.000%	12/15/16	13,075	14,868
Ford Motor Credit Co. LLC	4.250%	2/3/17	8,325	8,823

Ford Motor Credit Co. LLC	3.000%	6/12/17	9,252	9,549
Ford Motor Credit Co. LLC	6.625%	8/15/17	7,800	8,815
Ford Motor Credit Co. LLC	1.724%	12/6/17	9,500	9,448
Ford Motor Credit Co. LLC	2.375%	1/16/18	21,650	21,862
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,906	13,009
Ford Motor Credit Co. LLC	2.875%	10/1/18	6,600	6,728
Ford Motor Credit Co. LLC	2.375%	3/12/19	3,300	3,268
Home Depot Inc.	5.400%	3/1/16	17,000	18,128
Home Depot Inc.	2.250%	9/10/18	8,075	8,195
Home Depot Inc.	2.000%	6/15/19	5,600	5,569
Hyatt Hotels Corp.	3.875%	8/15/16	1,075	1,127
Johnson Controls Inc.	5.500%	1/15/16	1,469	1,557
Johnson Controls Inc.	2.600%	12/1/16	800	827
Johnson Controls Inc.	1.400%	11/2/17	6,000	5,954
Kohl's Corp.	6.250%	12/15/17	6,075	6,868
Lowe's Cos. Inc.	2.125%	4/15/16	500	509
Lowe's Cos. Inc.	5.400%	10/15/16	9,825	10,702
Lowe's Cos. Inc.	1.625%	4/15/17	5,450	5,498
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,062	4,466
Marriott International Inc.	6.200%	6/15/16	1,400	1,516
Marriott International Inc.	6.375%	6/15/17	1,310	1,473
Marriott International Inc.	3.000%	3/1/19	975	1,001
MasterCard Inc.	2.000%	4/1/19	3,925	3,902
McDonald's Corp.	0.750%	5/29/15	4,500	4,513
McDonald's Corp.	5.300%	3/15/17	500	550
McDonald's Corp.	5.800%	10/15/17	3,750	4,224
McDonald's Corp.	5.350%	3/1/18	5,675	6,349
Nordstrom Inc.	6.250%	1/15/18	4,759	5,424
PACCAR Financial Corp.	0.800%	2/8/16	2,750	2,757
PACCAR Financial Corp.	1.150%	8/16/16	5,125	5,169
PACCAR Financial Corp.	1.600%	3/15/17	1,350	1,364
PACCAR Financial Corp.	1.100%	6/6/17	4,700	4,682
QVC Inc.	3.125%	4/1/19	2,250	2,257
Ralph Lauren Corp.	2.125%	9/26/18	1,700	1,713
Staples Inc.	2.750%	1/12/18	3,000	3,037
Starbucks Corp.	0.875%	12/5/16	8,760	8,758
Starbucks Corp.	6.250%	8/15/17	1,275	1,447
Starbucks Corp.	2.000%	12/5/18	2,875	2,895
Starwood Hotels & Resorts Worldwide Inc.	7.375%	11/15/15	115	123
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	2,108	2,443
Target Corp.	5.875%	7/15/16	3,225	3,515
Target Corp.	5.375%	5/1/17	5,850	6,464
Target Corp.	6.000%	1/15/18	5,370	6,081
Target Corp.	2.300%	6/26/19	6,000	6,004
TJX Cos. Inc.	6.950%	4/15/19	2,003	2,401
Toyota Motor Credit Corp.	2.800%	1/11/16	10,375	10,663
Toyota Motor Credit Corp.	0.800%	5/17/16	70	70
Toyota Motor Credit Corp.	2.000%	9/15/16	7,025	7,169
Toyota Motor Credit Corp.	2.050%	1/12/17	9,000	9,201
Toyota Motor Credit Corp.	1.125%	5/16/17	2,750	2,740
Toyota Motor Credit Corp.	1.750%	5/22/17	75	76
Toyota Motor Credit Corp.	1.250%	10/5/17	5,680	5,638
Toyota Motor Credit Corp.	1.375%	1/10/18	2,375	2,355
Toyota Motor Credit Corp.	2.000%	10/24/18	12,000	12,030
Toyota Motor Credit Corp.	2.100%	1/17/19	3,000	3,007
Toyota Motor Credit Corp.	2.125%	7/18/19	10,000	9,964
Wal-Mart Stores Inc.	2.875%	4/1/15	5,130	5,196

Wal-Mart Stores Inc.	1.500%	10/25/15	15,175	15,350
Wal-Mart Stores Inc.	0.600%	4/11/16	5,758	5,757
Wal-Mart Stores Inc.	2.800%	4/15/16	300	310
Wal-Mart Stores Inc.	5.375%	4/5/17	100	110
Wal-Mart Stores Inc.	5.800%	2/15/18	7,890	8,965
Wal-Mart Stores Inc.	1.125%	4/11/18	4,825	4,764
Wal-Mart Stores Inc.	1.950%	12/15/18	475	478
Wal-Mart Stores Inc.	4.125%	2/1/19	2,040	2,227
Walgreen Co.	1.800%	9/15/17	8,000	8,031
Walgreen Co.	5.250%	1/15/19	3,733	4,151
Western Union Co.	5.930%	10/1/16	2,150	2,346
Western Union Co.	2.875%	12/10/17	635	653
Western Union Co.	3.650%	8/22/18	3,450	3,614
Wyndham Worldwide Corp.	2.950%	3/1/17	3,755	3,858
Wyndham Worldwide Corp.	2.500%	3/1/18	360	361
Yum! Brands Inc.	6.250%	4/15/16	150	161

Consumer Noncyclical (3.2%)
AbbVie Inc.	1.200%	11/6/15	24,490	24,581
AbbVie Inc.	1.750%	11/6/17	22,425	22,349
5 Actavis Funding SCS	1.300%	6/15/17	5,850	5,753
5 Actavis Funding SCS	2.450%	6/15/19	2,800	2,731
Actavis Inc.	1.875%	10/1/17	10,400	10,310
Allergan Inc.	5.750%	4/1/16	70	75
Allergan Inc.	1.350%	3/15/18	2,975	2,884
Altria Group Inc.	9.700%	11/10/18	5,709	7,360
Altria Group Inc.	9.250%	8/6/19	3,836	4,994
AmerisourceBergen Corp.	1.150%	5/15/17	5,750	5,704
Amgen Inc.	2.300%	6/15/16	3,550	3,631
Amgen Inc.	2.500%	11/15/16	2,625	2,702
Amgen Inc.	2.125%	5/15/17	18,700	19,021
Amgen Inc.	1.250%	5/22/17	5,250	5,224
Amgen Inc.	5.850%	6/1/17	11,750	13,080
Amgen Inc.	2.200%	5/22/19	10,650	10,526
Anheuser-Busch Cos. LLC	5.500%	1/15/18	3,875	4,315
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	4,500	4,499
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	4,150	4,071
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	18,575	18,479
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	13,410	13,782
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	19,630	19,609
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	13,575	16,405
Archer-Daniels-Midland Co.	8.375%	4/15/17	625	735
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,275	3,655
AstraZeneca plc	5.900%	9/15/17	9,900	11,145
AstraZeneca plc	1.950%	9/18/19	4,735	4,678
Avon Products Inc.	2.375%	3/15/16	1,475	1,486
Avon Products Inc.	5.750%	3/1/18	2,356	2,505
Avon Products Inc.	6.500%	3/1/19	89	96
Baxter International Inc.	5.900%	9/1/16	3,300	3,611
Baxter International Inc.	5.375%	6/1/18	975	1,096
Baxter International Inc.	1.850%	6/15/18	8,230	8,190
Beam Suntory Inc.	1.875%	5/15/17	875	880
Beam Suntory Inc.	1.750%	6/15/18	925	909
Becton Dickinson & Co.	1.750%	11/8/16	300	305
Becton Dickinson & Co.	5.000%	5/15/19	125	140
Biogen Idec Inc.	6.875%	3/1/18	2,950	3,432
Boston Scientific Corp.	6.250%	11/15/15	8,000	8,486

Boston Scientific Corp.	6.400%	6/15/16	6,295	6,847
Boston Scientific Corp.	5.125%	1/12/17	1,899	2,045
Boston Scientific Corp.	2.650%	10/1/18	5,000	5,040
Bottling Group LLC	5.125%	1/15/19	8,000	8,960
Bristol-Myers Squibb Co.	0.875%	8/1/17	5,750	5,679
Brown-Forman Corp.	2.500%	1/15/16	625	639
Brown-Forman Corp.	1.000%	1/15/18	2,275	2,222
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,990
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,375	1,434
Bunge Ltd. Finance Corp.	3.200%	6/15/17	1,050	1,089
Bunge Ltd. Finance Corp.	8.500%	6/15/19	500	621
Campbell Soup Co.	3.050%	7/15/17	1,000	1,042
Cardinal Health Inc.	5.800%	10/15/16	35	38
Cardinal Health Inc.	1.700%	3/15/18	8,550	8,474
CareFusion Corp.	6.375%	8/1/19	4,785	5,481
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,450	1,456
Celgene Corp.	2.450%	10/15/15	5,600	5,699
Celgene Corp.	1.900%	8/15/17	2,150	2,167
Celgene Corp.	2.300%	8/15/18	688	691
Celgene Corp.	2.250%	5/15/19	4,250	4,236
Church & Dwight Co. Inc.	3.350%	12/15/15	1,243	1,284
Clorox Co.	5.950%	10/15/17	70	79
Coca-Cola Co.	1.500%	11/15/15	12,125	12,263
Coca-Cola Co.	1.800%	9/1/16	3,200	3,264
Coca-Cola Co.	0.750%	11/1/16	1,000	999
Coca-Cola Co.	5.350%	11/15/17	15,950	17,821
Coca-Cola Co.	1.150%	4/1/18	6,989	6,881
Coca-Cola Co.	1.650%	11/1/18	9,675	9,623
Coca-Cola Co.	4.875%	3/15/19	35	39
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,000	9,071
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,085
Colgate-Palmolive Co.	1.300%	1/15/17	300	302
Colgate-Palmolive Co.	2.625%	5/1/17	3,085	3,199
Colgate-Palmolive Co.	0.900%	5/1/18	2,050	2,003
Colgate-Palmolive Co.	1.500%	11/1/18	1,575	1,560
Colgate-Palmolive Co.	1.750%	3/15/19	3,525	3,500
ConAgra Foods Inc.	1.300%	1/25/16	8,825	8,859
ConAgra Foods Inc.	1.900%	1/25/18	9,075	9,021
ConAgra Foods Inc.	7.000%	4/15/19	1,036	1,219
Covidien International Finance SA	2.800%	6/15/15	5,000	5,079
Covidien International Finance SA	6.000%	10/15/17	2,500	2,825
CR BARD Inc.	2.875%	1/15/16	200	205
CR Bard Inc.	1.375%	1/15/18	3,175	3,139
Delhaize Group SA	6.500%	6/15/17	1,900	2,128
DENTSPLY International Inc.	2.750%	8/15/16	1,500	1,544
Diageo Capital plc	5.500%	9/30/16	4,450	4,848
Diageo Capital plc	1.500%	5/11/17	6,445	6,484
Diageo Capital plc	5.750%	10/23/17	3,875	4,360
Diageo Capital plc	1.125%	4/29/18	2,750	2,686
Diageo Finance BV	5.300%	10/28/15	3,075	3,235
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	4,715	4,843
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	2,962	3,446
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	550	557
Edwards Lifesciences Corp.	2.875%	10/15/18	2,925	2,966
Eli Lilly & Co.	5.200%	3/15/17	5,785	6,349
Eli Lilly & Co.	1.950%	3/15/19	3,250	3,237
Express Scripts Holding Co.	3.125%	5/15/16	5,571	5,774

Express Scripts Holding Co.	2.650%	2/15/17	20,550	21,144
Express Scripts Holding Co.	7.250%	6/15/19	2,750	3,323
Genentech Inc.	4.750%	7/15/15	6,000	6,203
General Mills Inc.	5.700%	2/15/17	335	370
General Mills Inc.	5.650%	2/15/19	8,993	10,223
Gilead Sciences Inc.	3.050%	12/1/16	3,500	3,644
Gilead Sciences Inc.	2.050%	4/1/19	10,925	10,834
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	2,875	2,878
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,295	16,184
GlaxoSmithKline Capital plc	1.500%	5/8/17	22,935	23,085
Hasbro Inc.	6.300%	9/15/17	375	422
Hershey Co.	5.450%	9/1/16	700	764
Hershey Co.	1.500%	11/1/16	3,225	3,274
Hillshire Brands Co.	2.750%	9/15/15	500	509
Ingredion Inc.	3.200%	11/1/15	475	486
Johnson & Johnson	2.150%	5/15/16	1,000	1,025
Johnson & Johnson	5.550%	8/15/17	4,225	4,747
Johnson & Johnson	5.150%	7/15/18	6,600	7,429
Johnson & Johnson	1.650%	12/5/18	3,475	3,480
Kellogg Co.	4.450%	5/30/16	50	53
Kellogg Co.	1.875%	11/17/16	5,500	5,588
Kellogg Co.	1.750%	5/17/17	475	479
Kellogg Co.	3.250%	5/21/18	5,150	5,364
Kimberly-Clark Corp.	6.125%	8/1/17	6,644	7,509
Kimberly-Clark Corp.	6.250%	7/15/18	693	807
Kimberly-Clark Corp.	7.500%	11/1/18	2,765	3,354
Kimberly-Clark Corp.	1.900%	5/22/19	4,070	4,028
Koninklijke Philips NV	5.750%	3/11/18	6,017	6,781
Kraft Foods Group Inc.	2.250%	6/5/17	10,900	11,106
Kraft Foods Group Inc.	6.125%	8/23/18	13,398	15,371
Kroger Co.	3.900%	10/1/15	7,000	7,228
Kroger Co.	2.200%	1/15/17	1,075	1,096
Kroger Co.	2.300%	1/15/19	11,500	11,511
Laboratory Corp. of America Holdings	2.200%	8/23/17	3,125	3,164
Laboratory Corp. of America Holdings	2.500%	11/1/18	1,425	1,432
Life Technologies Corp.	3.500%	1/15/16	1,725	1,781
Lorillard Tobacco Co.	3.500%	8/4/16	8,150	8,466
Lorillard Tobacco Co.	8.125%	6/23/19	2,425	2,969
Mattel Inc.	2.500%	11/1/16	1,764	1,810
Mattel Inc.	1.700%	3/15/18	1,300	1,291
Mattel Inc.	2.350%	5/6/19	1,670	1,668
McKesson Corp.	0.950%	12/4/15	1,294	1,298
McKesson Corp.	3.250%	3/1/16	13,875	14,336
McKesson Corp.	1.292%	3/10/17	2,000	1,993
McKesson Corp.	2.284%	3/15/19	9,000	8,935
Medco Health Solutions Inc.	7.125%	3/15/18	8,735	10,177
Medtronic Inc.	3.000%	3/15/15	5,300	5,365
Medtronic Inc.	2.625%	3/15/16	2,500	2,572
Medtronic Inc.	1.375%	4/1/18	4,100	4,040
Medtronic Inc.	5.600%	3/15/19	1,000	1,138
Merck & Co. Inc.	2.250%	1/15/16	14,700	15,001
Merck & Co. Inc.	6.000%	9/15/17	175	198
Merck & Co. Inc.	1.100%	1/31/18	13,350	13,187
Merck & Co. Inc.	1.300%	5/18/18	600	592
Merck Sharp & Dohme Corp.	5.000%	6/30/19	6,325	7,128
Molson Coors Brewing Co.	2.000%	5/1/17	250	253
Mondelez International Inc.	4.125%	2/9/16	12,180	12,700

Mondelez International Inc.	6.500%	8/11/17	9,475	10,725
Mondelez International Inc.	6.125%	2/1/18	7,050	7,973
Mondelez International Inc.	6.125%	8/23/18	1,375	1,577
Mylan Inc.	1.800%	6/24/16	5,489	5,559
Mylan Inc.	1.350%	11/29/16	2,175	2,177
Mylan Inc.	2.600%	6/24/18	10,500	10,609
Mylan Inc.	2.550%	3/28/19	8,664	8,618
Newell Rubbermaid Inc.	2.000%	6/15/15	175	177
Newell Rubbermaid Inc.	2.050%	12/1/17	1,175	1,178
Novartis Capital Corp.	2.900%	4/24/15	13,225	13,416
Novartis Securities Investment Ltd.	5.125%	2/10/19	5,123	5,765
PepsiCo Inc.	0.750%	3/5/15	1,000	1,002
PepsiCo Inc.	0.700%	2/26/16	12,000	12,036
PepsiCo Inc.	2.500%	5/10/16	5,200	5,350
PepsiCo Inc.	0.950%	2/22/17	3,500	3,486
PepsiCo Inc.	5.000%	6/1/18	6,938	7,699
PepsiCo Inc.	7.900%	11/1/18	6,725	8,263
PepsiCo Inc.	2.250%	1/7/19	8,525	8,616
5 Perrigo Co. plc	2.300%	11/8/18	4,850	4,817
Pfizer Inc.	0.900%	1/15/17	10,000	9,974
Pfizer Inc.	1.100%	5/15/17	6,300	6,285
Pfizer Inc.	1.500%	6/15/18	18	18
Pfizer Inc.	6.200%	3/15/19	18,748	21,887
Pfizer Inc.	2.100%	5/15/19	14,500	14,496
Philip Morris International Inc.	2.500%	5/16/16	6,500	6,685
Philip Morris International Inc.	1.625%	3/20/17	454	458
Philip Morris International Inc.	1.125%	8/21/17	11,760	11,684
Philip Morris International Inc.	5.650%	5/16/18	12,025	13,588
Philip Morris International Inc.	1.875%	1/15/19	3,925	3,891
Procter & Gamble Co.	3.150%	9/1/15	1,300	1,334
Procter & Gamble Co.	1.800%	11/15/15	10,875	11,039
Procter & Gamble Co.	4.850%	12/15/15	5,500	5,789
Procter & Gamble Co.	1.450%	8/15/16	5,463	5,532
Procter & Gamble Co.	1.600%	11/15/18	17	17
Procter & Gamble Co.	4.700%	2/15/19	7,651	8,529
Quest Diagnostics Inc.	3.200%	4/1/16	2,100	2,167
Quest Diagnostics Inc.	6.400%	7/1/17	11	12
Quest Diagnostics Inc.	2.700%	4/1/19	2,900	2,915
Reynolds American Inc.	1.050%	10/30/15	2,850	2,858
Reynolds American Inc.	6.750%	6/15/17	4,725	5,331
Reynolds American Inc.	7.750%	6/1/18	150	177
Sanofi	2.625%	3/29/16	13,755	14,151
Sanofi	1.250%	4/10/18	10,410	10,248
Stryker Corp.	3.000%	1/15/15	1,500	1,511
Stryker Corp.	2.000%	9/30/16	3,118	3,181
6 Sysco Corp.	1.450%	10/2/17	2,750	2,754
Sysco Corp.	5.250%	2/12/18	200	222
6 Sysco Corp.	2.350%	10/2/19	2,225	2,224
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,775	2,848
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,625
Thermo Fisher Scientific Inc.	3.200%	3/1/16	4,400	4,542
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,035	8,189
Thermo Fisher Scientific Inc.	1.300%	2/1/17	345	344
Thermo Fisher Scientific Inc.	1.850%	1/15/18	6,000	5,991
Tyson Foods Inc.	2.650%	8/15/19	5,250	5,270
Unilever Capital Corp.	0.850%	8/2/17	6,875	6,796
Unilever Capital Corp.	4.800%	2/15/19	3,133	3,504

Unilever Capital Corp.	2.200%	3/6/19	4,250	4,288
Whirlpool Corp.	1.350%	3/1/17	1,525	1,520
Whirlpool Corp.	2.400%	3/1/19	7,820	7,795
Wyeth LLC	5.500%	2/15/16	6,500	6,932
Wyeth LLC	5.450%	4/1/17	900	997
Zimmer Holdings Inc.	1.400%	11/30/14	1,075	1,077
Zoetis Inc.	1.150%	2/1/16	5,400	5,407
Zoetis Inc.	1.875%	2/1/18	3,475	3,451

Energy (2.1%)
Anadarko Petroleum Corp.	5.950%	9/15/16	1,000	1,091
Anadarko Petroleum Corp.	6.375%	9/15/17	17,329	19,621
Anadarko Petroleum Corp.	8.700%	3/15/19	330	415
Anadarko Petroleum Corp.	6.950%	6/15/19	825	985
Apache Corp.	5.625%	1/15/17	175	192
Apache Corp.	1.750%	4/15/17	7,050	7,128
Apache Corp.	6.900%	9/15/18	1,750	2,051
Baker Hughes Inc.	7.500%	11/15/18	875	1,061
Boardwalk Pipelines LP	5.500%	2/1/17	2,025	2,173
BP Capital Markets plc	3.125%	10/1/15	15,925	16,338
BP Capital Markets plc	0.700%	11/6/15	4,175	4,177
BP Capital Markets plc	3.200%	3/11/16	11,950	12,376
BP Capital Markets plc	2.248%	11/1/16	1,000	1,026
BP Capital Markets plc	1.846%	5/5/17	6,775	6,853
BP Capital Markets plc	1.375%	11/6/17	9,150	9,106
BP Capital Markets plc	1.375%	5/10/18	8,975	8,804
BP Capital Markets plc	2.241%	9/26/18	5,025	5,053
BP Capital Markets plc	4.750%	3/10/19	5,500	6,059
BP Capital Markets plc	2.237%	5/10/19	11,025	10,945
Buckeye Partners LP	6.050%	1/15/18	400	447
Buckeye Partners LP	2.650%	11/15/18	1,000	999
Cameron International Corp.	1.150%	12/15/16	2,700	2,691
Cameron International Corp.	6.375%	7/15/18	4,525	5,208
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,368
Canadian Natural Resources Ltd.	5.700%	5/15/17	4,975	5,515
Canadian Natural Resources Ltd.	5.900%	2/1/18	1,025	1,158
CenterPoint Energy Resources Corp.	6.125%	11/1/17	3,587	4,063
CenterPoint Energy Resources Corp.	6.000%	5/15/18	1,800	2,043
Chevron Corp.	0.889%	6/24/16	3,000	3,014
Chevron Corp.	1.104%	12/5/17	2,994	2,965
Chevron Corp.	1.718%	6/24/18	13,800	13,816
Chevron Corp.	4.950%	3/3/19	225	251
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	8,800	9,378
ConocoPhillips	6.650%	7/15/18	2,180	2,556
ConocoPhillips	5.750%	2/1/19	12,275	14,001
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,200	2,427
ConocoPhillips Co.	1.050%	12/15/17	12,625	12,454
DCP Midstream Operating LP	3.250%	10/1/15	35	36
DCP Midstream Operating LP	2.500%	12/1/17	11,145	11,379
DCP Midstream Operating LP	2.700%	4/1/19	3,125	3,136
Devon Energy Corp.	2.400%	7/15/16	2,100	2,144
Devon Energy Corp.	1.200%	12/15/16	800	800
Devon Energy Corp.	1.875%	5/15/17	4,350	4,391
Devon Energy Corp.	2.250%	12/15/18	6,945	6,932
Devon Energy Corp.	6.300%	1/15/19	4,875	5,639
Diamond Offshore Drilling Inc.	5.875%	5/1/19	35	40
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,025	3,337

5 Enable Midstream Partners LP	2.400%	5/15/19	3,925	3,883
Enbridge Energy Partners LP	6.500%	4/15/18	4,575	5,251
Enbridge Energy Partners LP	9.875%	3/1/19	2,100	2,720
Encana Corp.	5.900%	12/1/17	2,625	2,954
Energy Transfer Partners LP	6.125%	2/15/17	12,200	13,488
Energy Transfer Partners LP	6.700%	7/1/18	14,209	16,364
Energy Transfer Partners LP	9.000%	4/15/19	18	23
EnLink Midstream Partners LP	2.700%	4/1/19	2,250	2,267
Ensco plc	3.250%	3/15/16	15,247	15,698
Enterprise Products Operating LLC	5.600%	10/15/14	100	100
Enterprise Products Operating LLC	3.200%	2/1/16	2,025	2,090
Enterprise Products Operating LLC	6.300%	9/15/17	6,850	7,773
Enterprise Products Operating LLC	6.650%	4/15/18	4,085	4,741
Enterprise Products Operating LLC	6.500%	1/31/19	2,675	3,132
4 Enterprise Products Operating LLC	8.375%	8/1/66	2,300	2,524
4 Enterprise Products Operating LLC	7.034%	1/15/68	7,822	8,839
EOG Resources Inc.	2.950%	6/1/15	1,725	1,753
EOG Resources Inc.	2.500%	2/1/16	1,495	1,530
EOG Resources Inc.	6.875%	10/1/18	2,850	3,369
EQT Corp.	6.500%	4/1/18	35	40
EQT Corp.	8.125%	6/1/19	6,130	7,509
FMC Technologies Inc.	2.000%	10/1/17	1,650	1,657
Halliburton Co.	1.000%	8/1/16	2,150	2,160
Halliburton Co.	2.000%	8/1/18	1,750	1,761
Halliburton Co.	5.900%	9/15/18	6,950	7,978
Halliburton Co.	6.150%	9/15/19	425	500
Hess Corp.	8.125%	2/15/19	3,000	3,699
Kinder Morgan Energy Partners LP	3.500%	3/1/16	2,660	2,750
Kinder Morgan Energy Partners LP	6.000%	2/1/17	8,000	8,792
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,750	12,023
Magellan Midstream Partners LP	6.550%	7/15/19	35	41
Marathon Oil Corp.	0.900%	11/1/15	3,810	3,812
Marathon Oil Corp.	5.900%	3/15/18	6,700	7,568
Marathon Petroleum Corp.	3.500%	3/1/16	3,550	3,675
Murphy Oil Corp.	2.500%	12/1/17	3,800	3,840
Nabors Industries Inc.	2.350%	9/15/16	4,400	4,498
Nabors Industries Inc.	6.150%	2/15/18	5,575	6,292
Nabors Industries Inc.	9.250%	1/15/19	675	851
National Oilwell Varco Inc.	1.350%	12/1/17	3,500	3,485
Nisource Finance Corp.	5.250%	9/15/17	3,800	4,193
Nisource Finance Corp.	6.400%	3/15/18	7,525	8,589
Nisource Finance Corp.	6.800%	1/15/19	1,688	1,985
Noble Energy Inc.	8.250%	3/1/19	18	22
Noble Holding International Ltd.	2.500%	3/15/17	1,050	1,068
Occidental Petroleum Corp.	2.500%	2/1/16	11,700	11,975
Occidental Petroleum Corp.	4.125%	6/1/16	2,800	2,953
Occidental Petroleum Corp.	1.750%	2/15/17	10,500	10,628
Occidental Petroleum Corp.	1.500%	2/15/18	1,750	1,735
ONEOK Partners LP	3.250%	2/1/16	4,221	4,352
ONEOK Partners LP	2.000%	10/1/17	5,900	5,947
ONEOK Partners LP	8.625%	3/1/19	2,400	2,991
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	3,000	3,405
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	800	921
Petro-Canada	6.050%	5/15/18	4,480	5,122
Phillips 66	2.950%	5/1/17	14,132	14,683
Pioneer Natural Resources Co.	6.650%	3/15/17	5,075	5,664
Pioneer Natural Resources Co.	6.875%	5/1/18	1,450	1,676

Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	500	515
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,500	2,759
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	1,450	1,672
Pride International Inc.	8.500%	6/15/19	1,995	2,471
Shell International Finance BV	0.625%	12/4/15	6,576	6,580
Shell International Finance BV	0.900%	11/15/16	5,500	5,487
Shell International Finance BV	5.200%	3/22/17	5,000	5,486
Shell International Finance BV	1.125%	8/21/17	9,645	9,610
Shell International Finance BV	1.900%	8/10/18	12,975	12,977
Shell International Finance BV	2.000%	11/15/18	3,200	3,224
Shell International Finance BV	4.300%	9/22/19	7,000	7,676
5 Southern Natural Gas Co. LLC	5.900%	4/1/17	5,325	5,879
Southwestern Energy Co.	7.500%	2/1/18	2,620	3,059
Spectra Energy Capital LLC	6.200%	4/15/18	3,300	3,730
Spectra Energy Partners LP	2.950%	6/15/16	2,000	2,058
Spectra Energy Partners LP	2.950%	9/25/18	1,725	1,774
Suncor Energy Inc.	6.100%	6/1/18	15,672	17,919
Talisman Energy Inc.	7.750%	6/1/19	1,825	2,233
Texas Gas Transmission LLC	4.600%	6/1/15	325	333
Total Capital Canada Ltd.	1.450%	1/15/18	10,175	10,118
Total Capital International SA	0.750%	1/25/16	3,600	3,607
Total Capital International SA	1.000%	8/12/16	700	702
Total Capital International SA	1.500%	2/17/17	3,713	3,742
Total Capital International SA	1.550%	6/28/17	7,525	7,573
Total Capital International SA	2.125%	1/10/19	11,475	11,535
Total Capital International SA	2.100%	6/19/19	6,900	6,898
Total Capital SA	3.125%	10/2/15	1,780	1,824
Total Capital SA	2.300%	3/15/16	9,444	9,679
Total Capital SA	2.125%	8/10/18	5,050	5,098
TransCanada PipeLines Ltd.	0.750%	1/15/16	3,566	3,569
TransCanada PipeLines Ltd.	6.500%	8/15/18	3,200	3,718
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,575	3,092
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,475	4,576
Transocean Inc.	4.950%	11/15/15	6,560	6,812
Transocean Inc.	5.050%	12/15/16	8,525	9,086
Transocean Inc.	2.500%	10/15/17	6,750	6,747
Transocean Inc.	6.000%	3/15/18	12,675	13,664
Valero Energy Corp.	6.125%	6/15/17	10,028	11,201
Valero Energy Corp.	9.375%	3/15/19	2,000	2,563
Weatherford International LLC	6.350%	6/15/17	8,470	9,504
Weatherford International Ltd.	6.000%	3/15/18	1,075	1,209
Weatherford International Ltd.	9.625%	3/1/19	3,977	5,108
Western Gas Partners LP	2.600%	8/15/18	4,500	4,562
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	6,250	7,039
XTO Energy Inc.	6.250%	8/1/17	1,557	1,771
XTO Energy Inc.	5.500%	6/15/18	2,425	2,754

Other Industrial (0.0%)
URS Corp.	3.850%	4/1/17	3,500	3,619
Yale University Connecticut GO	2.086%	4/15/19	3,550	3,562

Technology (1.4%)
Agilent Technologies Inc.	6.500%	11/1/17	5,060	5,781

Altera Corp.	1.750%	5/15/17	3,945	3,964
Altera Corp.	2.500%	11/15/18	18,550	18,683
Amphenol Corp.	1.550%	9/15/17	3,000	2,996
Amphenol Corp.	2.550%	1/30/19	7,435	7,485
Analog Devices Inc.	3.000%	4/15/16	2,148	2,220
Apple Inc.	0.450%	5/3/16	8,975	8,951
Apple Inc.	1.050%	5/5/17	12,225	12,180
Apple Inc.	1.000%	5/3/18	22,342	21,788
Apple Inc.	2.100%	5/6/19	10,000	9,988
Applied Materials Inc.	2.650%	6/15/16	2,500	2,569
Arrow Electronics Inc.	3.375%	11/1/15	4,200	4,310
Autodesk Inc.	1.950%	12/15/17	1,225	1,230
Avnet Inc.	6.625%	9/15/16	1,435	1,579
Baidu Inc.	2.250%	11/28/17	4,600	4,654
Baidu Inc.	3.250%	8/6/18	1,400	1,441
Baidu Inc.	2.750%	6/9/19	8,000	7,939
Broadcom Corp.	2.700%	11/1/18	3,766	3,865
Cisco Systems Inc.	5.500%	2/22/16	22,186	23,628
Cisco Systems Inc.	1.100%	3/3/17	6,325	6,321
Cisco Systems Inc.	3.150%	3/14/17	35	37
Cisco Systems Inc.	4.950%	2/15/19	8,542	9,512
Cisco Systems Inc.	2.125%	3/1/19	2,310	2,312
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,015
Computer Sciences Corp.	6.500%	3/15/18	2,525	2,701
Corning Inc.	1.450%	11/15/17	6,350	6,336
Dun & Bradstreet Corp.	2.875%	11/15/15	910	931
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,166
EMC Corp.	1.875%	6/1/18	19,475	19,351
Fidelity National Information Services Inc.	1.450%	6/5/17	2,500	2,491
Fidelity National Information Services Inc.	2.000%	4/15/18	1,260	1,256
Fiserv Inc.	3.125%	6/15/16	950	982
Fiserv Inc.	6.800%	11/20/17	2,725	3,117
Google Inc.	2.125%	5/19/16	5,710	5,847
Harris Corp.	5.950%	12/1/17	1,750	1,973
Hewlett-Packard Co.	2.200%	12/1/15	50	51
Hewlett-Packard Co.	2.650%	6/1/16	9,860	10,128
Hewlett-Packard Co.	3.000%	9/15/16	7,660	7,940
Hewlett-Packard Co.	3.300%	12/9/16	5,365	5,596
Hewlett-Packard Co.	2.600%	9/15/17	6,780	6,964
Hewlett-Packard Co.	5.500%	3/1/18	1,660	1,858
Hewlett-Packard Co.	2.750%	1/14/19	19,200	19,482
Intel Corp.	1.950%	10/1/16	11,300	11,541
Intel Corp.	1.350%	12/15/17	26,130	26,021
International Business Machines Corp.	2.000%	1/5/16	2,500	2,546
International Business Machines Corp.	0.450%	5/6/16	2,050	2,045
International Business Machines Corp.	1.950%	7/22/16	16,241	16,561
International Business Machines Corp.	1.250%	2/6/17	5,665	5,684
International Business Machines Corp.	5.700%	9/14/17	14,950	16,752
International Business Machines Corp.	1.250%	2/8/18	8,400	8,319
International Business Machines Corp.	7.625%	10/15/18	6,610	8,005
International Business Machines Corp.	1.950%	2/12/19	9,475	9,453
Intuit Inc.	5.750%	3/15/17	2,450	2,700
Jabil Circuit Inc.	8.250%	3/15/18	1,350	1,568
Juniper Networks Inc.	3.100%	3/15/16	600	616
KLA-Tencor Corp.	6.900%	5/1/18	4,400	5,100
Lexmark International Inc.	6.650%	6/1/18	2,675	2,990
Maxim Integrated Products Inc.	2.500%	11/15/18	3,000	3,013

Microsoft Corp.	2.500%	2/8/16	4,000	4,116
Microsoft Corp.	1.000%	5/1/18	150	147
Microsoft Corp.	1.625%	12/6/18	1,000	993
Microsoft Corp.	4.200%	6/1/19	5,675	6,232
National Semiconductor Corp.	6.600%	6/15/17	2,575	2,938
NetApp Inc.	2.000%	12/15/17	4,500	4,520
Oracle Corp.	5.250%	1/15/16	4,989	5,285
Oracle Corp.	1.200%	10/15/17	20,985	20,834
Oracle Corp.	5.750%	4/15/18	5,955	6,753
Oracle Corp.	2.375%	1/15/19	1,250	1,266
Oracle Corp.	5.000%	7/8/19	10,550	11,860
Pitney Bowes Inc.	5.750%	9/15/17	2,200	2,441
Pitney Bowes Inc.	5.600%	3/15/18	1,825	2,014
Pitney Bowes Inc.	6.250%	3/15/19	4,549	5,200
5 Seagate HDD Cayman	3.750%	11/15/18	12,592	12,844
Symantec Corp.	2.750%	6/15/17	2,200	2,250
Tech Data Corp.	3.750%	9/21/17	2,500	2,602
Texas Instruments Inc.	2.375%	5/16/16	11,225	11,541
Texas Instruments Inc.	1.650%	8/3/19	3,400	3,306
Total System Services Inc.	2.375%	6/1/18	3,425	3,401
Tyco Electronics Group SA	6.550%	10/1/17	2,755	3,138
Tyco Electronics Group SA	2.350%	8/1/19	3,450	3,447
Xerox Corp.	6.400%	3/15/16	3,000	3,233
Xerox Corp.	2.950%	3/15/17	5,825	6,032
Xerox Corp.	6.350%	5/15/18	1,029	1,176
Xerox Corp.	2.750%	3/15/19	13,500	13,603
Xilinx Inc.	2.125%	3/15/19	4,725	4,711

Transportation (0.3%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	1,725	1,913
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,821	5,451
Canadian National Railway Co.	5.800%	6/1/16	1,250	1,355
Canadian National Railway Co.	1.450%	12/15/16	5,425	5,493
Canadian National Railway Co.	5.850%	11/15/17	475	539
Canadian Pacific Railway Co.	6.500%	5/15/18	744	860
Canadian Pacific Railway Co.	7.250%	5/15/19	2,750	3,334
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	142	151
CSX Corp.	5.600%	5/1/17	3,400	3,754
CSX Corp.	6.250%	3/15/18	8,475	9,723
CSX Corp.	7.375%	2/1/19	13	16
4 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	664	731
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,758	1,886
FedEx Corp.	8.000%	1/15/19	865	1,065
Norfolk Southern Corp.	5.750%	1/15/16	1,197	1,271
Norfolk Southern Corp.	7.700%	5/15/17	5,600	6,479
Norfolk Southern Corp.	5.900%	6/15/19	2,150	2,490
Ryder System Inc.	3.600%	3/1/16	4,000	4,156
Ryder System Inc.	5.850%	11/1/16	100	109
Ryder System Inc.	2.500%	3/1/17	2,650	2,720
Ryder System Inc.	3.500%	6/1/17	1,000	1,047
Ryder System Inc.	2.500%	3/1/18	2,500	2,547
Ryder System Inc.	2.450%	11/15/18	7,925	8,019
Ryder System Inc.	2.350%	2/26/19	4,135	4,144
Ryder System Inc.	2.450%	9/3/19	6,200	6,187

Southwest Airlines Co.	5.750%	12/15/16	20	22
Southwest Airlines Co.	5.125%	3/1/17	70	76
4 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	787	870
4 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	4,161	4,660
Union Pacific Corp.	5.750%	11/15/17	1,700	1,922
Union Pacific Corp.	5.700%	8/15/18	2,600	2,968
Union Pacific Corp.	2.250%	2/15/19	3,200	3,235
United Parcel Service Inc.	5.500%	1/15/18	5,975	6,708
United Parcel Service Inc.	5.125%	4/1/19	9,711	10,948
				4,569,297
Utilities (1.3%)
Electric (1.2%)
Alabama Power Co.	0.550%	10/15/15	2,700	2,698
Ameren Illinois Co.	6.125%	11/15/17	2,000	2,281
American Electric Power Co. Inc.	1.650%	12/15/17	5,400	5,399
Arizona Public Service Co.	4.650%	5/15/15	975	999
Arizona Public Service Co.	8.750%	3/1/19	2,060	2,617
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,225	2,439
Berkshire Hathaway Energy Co.	1.100%	5/15/17	5,425	5,381
Berkshire Hathaway Energy Co.	5.750%	4/1/18	4,525	5,110
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,825	1,810
CenterPoint Energy Inc.	6.500%	5/1/18	2,550	2,934
Cleveland Electric Illuminating Co.	5.700%	4/1/17	519	560
Cleveland Electric Illuminating Co.	8.875%	11/15/18	1,400	1,753
CMS Energy Corp.	6.550%	7/17/17	2,500	2,828
CMS Energy Corp.	5.050%	2/15/18	2,500	2,752
CMS Energy Corp.	8.750%	6/15/19	4,925	6,275
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,159
Commonwealth Edison Co.	1.950%	9/1/16	4,000	4,083
Commonwealth Edison Co.	6.150%	9/15/17	2,525	2,857
Commonwealth Edison Co.	5.800%	3/15/18	500	567
Commonwealth Edison Co.	2.150%	1/15/19	4,375	4,393
Connecticut Light & Power Co.	5.650%	5/1/18	775	877
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	35	37
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,400	3,696
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,320	6,043
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,675	1,999
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	4,550	5,411
Consumers Energy Co.	5.500%	8/15/16	1,256	1,364
Consumers Energy Co.	5.650%	9/15/18	2,625	3,001
Consumers Energy Co.	6.125%	3/15/19	8,600	10,025
Dayton Power & Light Co.	1.875%	9/15/16	1,850	1,874
Dominion Resources Inc.	2.250%	9/1/15	200	203
Dominion Resources Inc.	1.950%	8/15/16	6,050	6,146
Dominion Resources Inc.	1.250%	3/15/17	50	50
Dominion Resources Inc.	1.400%	9/15/17	200	198
Dominion Resources Inc.	6.000%	11/30/17	6,655	7,522
Dominion Resources Inc.	6.400%	6/15/18	750	863
Dominion Resources Inc.	8.875%	1/15/19	4,300	5,409
Dominion Resources Inc.	5.200%	8/15/19	1,475	1,665
DTE Electric Co.	5.600%	6/15/18	35	40
Duke Energy Carolinas LLC	5.300%	10/1/15	1,993	2,087
Duke Energy Carolinas LLC	1.750%	12/15/16	5,000	5,080
Duke Energy Carolinas LLC	5.100%	4/15/18	5,525	6,161
Duke Energy Carolinas LLC	7.000%	11/15/18	50	60
Duke Energy Corp.	1.625%	8/15/17	9,040	9,063
Duke Energy Corp.	2.100%	6/15/18	3,950	3,972

Duke Energy Corp.	6.250%	6/15/18	695	796
Duke Energy Corp.	5.050%	9/15/19	975	1,089
Duke Energy Florida Inc.	5.100%	12/1/15	1,175	1,236
Duke Energy Florida Inc.	5.650%	6/15/18	4,575	5,196
Duke Energy Progress Inc.	5.150%	4/1/15	2,000	2,046
Duke Energy Progress Inc.	5.250%	12/15/15	3,000	3,165
Duke Energy Progress Inc.	5.300%	1/15/19	3,500	3,957
Edison International	3.750%	9/15/17	300	318
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	7,000	7,968
Entergy Texas Inc.	7.125%	2/1/19	2,935	3,505
Exelon Generation Co. LLC	6.200%	10/1/17	5,060	5,691
Florida Power & Light Co.	5.550%	11/1/17	50	56
Georgia Power Co.	0.625%	11/15/15	4,730	4,731
Georgia Power Co.	3.000%	4/15/16	2,400	2,476
Georgia Power Co.	5.700%	6/1/17	3,200	3,552
Georgia Power Co.	5.400%	6/1/18	3,500	3,905
Indiana Michigan Power Co.	7.000%	3/15/19	772	923
4 Integrys Energy Group Inc.	6.110%	12/1/66	1,000	1,022
Jersey Central Power & Light Co.	5.650%	6/1/17	1,125	1,236
Kentucky Utilities Co.	1.625%	11/1/15	2,550	2,576
LG&E & KU Energy LLC	2.125%	11/15/15	2,764	2,797
Louisville Gas & Electric Co.	1.625%	11/15/15	5,500	5,566
Metropolitan Edison Co.	7.700%	1/15/19	1,575	1,899
MidAmerican Energy Co.	5.950%	7/15/17	925	1,038
MidAmerican Energy Co.	5.300%	3/15/18	900	1,004
Mississippi Power Co.	2.350%	10/15/16	3,075	3,155
National Rural Utilities Cooperative Finance
Corp.	1.900%	11/1/15	150	152
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	1,200	1,240
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	6,045	6,674
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	10,148	11,376
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	125	165
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	8,975	8,991
Nevada Power Co.	6.500%	5/15/18	4,725	5,484
Nevada Power Co.	6.500%	8/1/18	6,750	7,881
Nevada Power Co.	7.125%	3/15/19	300	360
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	4,835	5,239
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	2,850	3,267
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	300	298
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,225	2,231
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	5,050	5,176
Northeast Utilities	1.450%	5/1/18	3,700	3,638
Northern States Power Co.	1.950%	8/15/15	1,749	1,766
Northern States Power Co.	5.250%	3/1/18	2,325	2,597
NSTAR Electric Co.	5.625%	11/15/17	1,525	1,711
Ohio Power Co.	6.000%	6/1/16	425	461
Ohio Power Co.	6.050%	5/1/18	1,000	1,138
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,000	2,203
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,715	2,011
5 Oncor Electric Delivery Co. LLC	2.150%	6/1/19	4,400	4,368
Pacific Gas & Electric Co.	5.625%	11/30/17	11,500	12,877
Pacific Gas & Electric Co.	8.250%	10/15/18	2,625	3,225

PacifiCorp	5.650%	7/15/18	6,050	6,882
PacifiCorp	5.500%	1/15/19	5,740	6,514
Peco Energy Co.	1.200%	10/15/16	5,250	5,277
Peco Energy Co.	5.350%	3/1/18	3,782	4,223
Pennsylvania Electric Co.	6.050%	9/1/17	2,550	2,854
Pepco Holdings Inc.	2.700%	10/1/15	2,200	2,238
PG&E Corp.	2.400%	3/1/19	1,950	1,953
Portland General Electric Co.	6.100%	4/15/19	2,850	3,307
PPL Capital Funding Inc.	1.900%	6/1/18	2,625	2,613
Progress Energy Inc.	5.625%	1/15/16	2,800	2,971
Progress Energy Inc.	7.050%	3/15/19	1,550	1,859
PSEG Power LLC	5.500%	12/1/15	3,888	4,094
PSEG Power LLC	2.750%	9/15/16	300	310
PSEG Power LLC	5.320%	9/15/16	1,300	1,406
Public Service Co. of Colorado	5.125%	6/1/19	425	481
Public Service Co. of New Mexico	7.950%	5/15/18	3,531	4,205
Public Service Electric & Gas Co.	2.300%	9/15/18	11,725	11,918
Public Service Electric & Gas Co.	2.000%	8/15/19	3,000	2,984
Sierra Pacific Power Co.	6.000%	5/15/16	1,200	1,297
South Carolina Electric & Gas Co.	5.250%	11/1/18	4,733	5,351
South Carolina Electric & Gas Co.	6.500%	11/1/18	713	839
Southern California Edison Co.	1.125%	5/1/17	3,000	2,984
Southern California Edison Co.	5.500%	8/15/18	5,555	6,282
Southern Co.	2.375%	9/15/15	2,010	2,044
Southern Co.	1.300%	8/15/17	2,250	2,239
Southern Co.	2.150%	9/1/19	1,125	1,112
Southwestern Electric Power Co.	5.550%	1/15/17	2,825	3,091
Southwestern Electric Power Co.	5.875%	3/1/18	200	225
Southwestern Electric Power Co.	6.450%	1/15/19	3,072	3,584
Tampa Electric Co.	6.100%	5/15/18	2,845	3,254
TECO Finance Inc.	4.000%	3/15/16	375	391
TransAlta Corp.	6.650%	5/15/18	1,725	1,940
Union Electric Co.	5.400%	2/1/16	5,000	5,305
Union Electric Co.	6.700%	2/1/19	1,325	1,572
Virginia Electric & Power Co.	5.400%	1/15/16	100	106
Virginia Electric & Power Co.	5.950%	9/15/17	2,425	2,742
Virginia Electric & Power Co.	1.200%	1/15/18	6,005	5,922
Virginia Electric & Power Co.	5.400%	4/30/18	75	84
Wisconsin Electric Power Co.	1.700%	6/15/18	500	498
4 Wisconsin Energy Corp.	6.250%	5/15/67	2,400	2,484
Wisconsin Power & Light Co.	5.000%	7/15/19	1,760	1,974
Xcel Energy Inc.	0.750%	5/9/16	1,050	1,048

Natural Gas (0.1%)
AGL Capital Corp.	5.250%	8/15/19	225	252
Atmos Energy Corp.	6.350%	6/15/17	35	40
British Transco Finance Inc.	6.625%	6/1/18	150	173
8 Enron Corp.	9.125%	4/1/03	2,000	—
8 Enron Corp.	7.625%	9/10/04	1,000	—
8 Internorth Inc.	9.625%	3/15/06	1,500	—
National Grid plc	6.300%	8/1/16	3,468	3,801
5 ONE Gas Inc.	2.070%	2/1/19	5,675	5,657
Sempra Energy	6.500%	6/1/16	4,700	5,127
Sempra Energy	2.300%	4/1/17	7,400	7,555
Sempra Energy	6.150%	6/15/18	11,000	12,579
Sempra Energy	9.800%	2/15/19	3,445	4,490

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	200	225
Veolia Environnement SA	6.000%	6/1/18	3,550	3,998

				474,527
Total Corporate Bonds (Cost $9,012,824)				9,073,983
Sovereign Bonds (U.S. Dollar-Denominated) (7.8%)
African Development Bank	6.875%	10/15/15	105	111
African Development Bank	2.500%	3/15/16	250	257
African Development Bank	1.250%	9/2/16	5,350	5,410
African Development Bank	1.125%	3/15/17	8,050	8,083
African Development Bank	0.875%	5/15/17	7,000	6,975
African Development Bank	0.875%	3/15/18	30,500	29,967
Asian Development Bank	2.500%	3/15/16	26,850	27,643
Asian Development Bank	0.500%	6/20/16	20,000	19,975
Asian Development Bank	0.750%	1/11/17	14,500	14,457
Asian Development Bank	1.125%	3/15/17	10,350	10,405
Asian Development Bank	5.250%	6/12/17	2,300	2,555
Asian Development Bank	5.593%	7/16/18	6,380	7,253
Asian Development Bank	1.750%	9/11/18	7,550	7,603
Asian Development Bank	1.875%	10/23/18	4,260	4,305
Asian Development Bank	1.750%	3/21/19	13,200	13,208
Asian Development Bank	1.875%	4/12/19	3,900	3,920
Banco do Brasil SA	3.875%	1/23/17	2,275	2,349
Canada	0.875%	2/14/17	24,100	24,039
Canada	1.625%	2/27/19	6,350	6,325
China Development Bank Corp.	4.750%	10/8/14	1,375	1,376
China Development Bank Corp.	5.000%	10/15/15	3,450	3,582
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	9,475	9,347
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	7,300	7,298
Corp Andina de Fomento	1.500%	8/8/17	10,800	10,784
Corp. Andina de Fomento	5.125%	5/5/15	2,925	2,997
Corp. Andina de Fomento	3.750%	1/15/16	6,683	6,892
Corp. Andina de Fomento	5.750%	1/12/17	1,400	1,527
Corp. Andina de Fomento	8.125%	6/4/19	3,600	4,436
Council Of Europe Development Bank	2.625%	2/16/16	4,600	4,737
Council Of Europe Development Bank	1.250%	9/22/16	6,000	6,066
Council Of Europe Development Bank	1.500%	2/22/17	1,750	1,773
Council Of Europe Development Bank	1.500%	6/19/17	14,175	14,325
Council Of Europe Development Bank	1.000%	3/7/18	6,075	5,997
Council Of Europe Development Bank	1.125%	5/31/18	6,250	6,170
9 Development Bank of Japan Inc.	5.125%	2/1/17	3,650	3,990
Ecopetrol SA	4.250%	9/18/18	5,000	5,288
Ecopetrol SA	7.625%	7/23/19	5,850	6,947
European Bank for Reconstruction &
Development	2.750%	4/20/15	6,250	6,337
European Bank for Reconstruction &
Development	2.500%	3/15/16	11,950	12,298
European Bank for Reconstruction &
Development	1.375%	10/20/16	7,600	7,699
European Bank for Reconstruction &
Development	1.000%	2/16/17	10,300	10,323
European Bank for Reconstruction &
Development	0.750%	9/1/17	9,625	9,506
European Bank for Reconstruction &
Development	1.000%	6/15/18	8,100	7,959

European Bank for Reconstruction &
Development	1.000%	9/17/18	18,850	18,399
European Bank for Reconstruction &
Development	1.625%	11/15/18	5,475	5,470
European Bank for Reconstruction &
Development	1.750%	6/14/19	5,600	5,548
European Investment Bank	1.625%	9/1/15	8,750	8,861
European Investment Bank	1.375%	10/20/15	13,500	13,628
European Investment Bank	4.625%	10/20/15	1,095	1,142
European Investment Bank	2.250%	3/15/16	9,750	10,006
European Investment Bank	0.625%	4/15/16	17,550	17,593
European Investment Bank	2.500%	5/16/16	13,325	13,751
European Investment Bank	2.125%	7/15/16	20,025	20,568
European Investment Bank	0.500%	8/15/16	20,500	20,414
European Investment Bank	5.125%	9/13/16	4,000	4,343
European Investment Bank	1.250%	10/14/16	23,900	24,168
European Investment Bank	1.125%	12/15/16	47,150	47,373
European Investment Bank	4.875%	1/17/17	17,100	18,643
European Investment Bank	1.750%	3/15/17	25,000	25,512
European Investment Bank	0.875%	4/18/17	22,800	22,670
European Investment Bank	5.125%	5/30/17	25,100	27,785
European Investment Bank	1.625%	6/15/17	19,000	19,298
European Investment Bank	1.000%	8/17/17	30,350	30,193
European Investment Bank	1.125%	9/15/17	30,350	30,360
European Investment Bank	1.000%	12/15/17	15,000	14,872
European Investment Bank	1.000%	3/15/18	15,000	14,801
European Investment Bank	1.000%	6/15/18	17,000	16,690
European Investment Bank	1.625%	12/18/18	13,500	13,483
European Investment Bank	1.875%	3/15/19	40,000	40,151
European Investment Bank	1.750%	6/17/19	45,100	44,723
Export Development Canada	1.250%	10/27/15	3,000	3,029
Export Development Canada	1.250%	10/26/16	8,000	8,074
Export Development Canada	0.625%	12/15/16	3,325	3,319
7 Export Development Canada	1.000%	5/15/17	9,575	9,544
Export Development Canada	0.750%	12/15/17	1,850	1,817
Export Development Canada	1.500%	10/3/18	3,775	3,739
Export Development Canada	1.750%	8/19/19	3,800	3,767
Export-Import Bank of Korea	3.750%	10/20/16	2,400	2,521
Export-Import Bank of Korea	4.000%	1/11/17	21,000	22,205
Export-Import Bank of Korea	1.750%	2/27/18	3,250	3,224
Export-Import Bank of Korea	2.875%	9/17/18	7,900	8,075
Export-Import Bank of Korea	2.375%	8/12/19	1,650	1,636
Federative Republic of Brazil	6.000%	1/17/17	16,500	18,084
Federative Republic of Brazil	5.875%	1/15/19	14,100	15,813
FMS Wertmanagement AoeR	0.625%	4/18/16	10,550	10,566
FMS Wertmanagement AoeR	1.125%	10/14/16	5,000	5,037
FMS Wertmanagement AoeR	1.125%	9/5/17	5,600	5,590
FMS Wertmanagement AoeR	1.000%	11/21/17	9,725	9,623
FMS Wertmanagement AoeR	1.625%	11/20/18	13,250	13,237
Hydro-Quebec	2.000%	6/30/16	9,855	10,073
Hydro-Quebec	1.375%	6/19/17	5,300	5,317
Inter-American Development Bank	0.625%	9/12/16	8,000	7,990
Inter-American Development Bank	5.125%	9/13/16	300	326
Inter-American Development Bank	1.375%	10/18/16	16,750	16,984
Inter-American Development Bank	0.875%	11/15/16	13,550	13,547
Inter-American Development Bank	1.125%	3/15/17	26,785	26,915
Inter-American Development Bank	1.000%	7/14/17	11,400	11,327

	Inter-American Development Bank	2.375%	8/15/17	7,800	8,077
	Inter-American Development Bank	0.875%	3/15/18	13,725	13,489
	Inter-American Development Bank	1.750%	8/24/18	14,625	14,743
	Inter-American Development Bank	1.125%	9/12/19	9,200	8,867
	Inter-American Development Bank	3.875%	9/17/19	9,500	10,380
	International Bank for Reconstruction &
	Development	2.375%	5/26/15	4,000	4,058
	International Bank for Reconstruction &
	Development	0.375%	11/16/15	11,500	11,479
	International Bank for Reconstruction &
	Development	2.125%	3/15/16	41,025	42,009
	International Bank for Reconstruction &
	Development	5.000%	4/1/16	4,600	4,910
	International Bank for Reconstruction &
	Development	0.500%	4/15/16	15,000	15,006
	International Bank for Reconstruction &
	Development	0.500%	5/16/16	18,600	18,526
	International Bank for Reconstruction &
	Development	1.000%	9/15/16	23,400	23,557
	International Bank for Reconstruction &
	Development	0.625%	10/14/16	15,250	15,197
	International Bank for Reconstruction &
	Development	0.750%	12/15/16	9,750	9,730
	International Bank for Reconstruction &
	Development	0.875%	4/17/17	26,500	26,454
	International Bank for Reconstruction &
	Development	1.125%	7/18/17	11,700	11,723
	International Bank for Reconstruction &
	Development	1.375%	4/10/18	22,500	22,461
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	27,500	27,721
6	International Bank for Reconstruction &
	Development	1.875%	10/7/19	4,300	4,294
	International Finance Corp.	2.750%	4/20/15	13,550	13,737
	International Finance Corp.	2.250%	4/11/16	3,500	3,592
	International Finance Corp.	0.500%	5/16/16	1,850	1,849
	International Finance Corp.	0.625%	11/15/16	1,500	1,496
	International Finance Corp.	1.125%	11/23/16	31,675	31,895
	International Finance Corp.	1.000%	4/24/17	4,800	4,791
	International Finance Corp.	2.125%	11/17/17	50	51
	International Finance Corp.	0.875%	6/15/18	19,300	18,816
	International Finance Corp.	1.250%	7/16/18	3,300	3,263
	International Finance Corp.	1.750%	9/4/18	22,400	22,540
	International Finance Corp.	1.750%	9/16/19	12,500	12,403
9	Japan Bank for International Cooperation	2.500%	1/21/16	6,200	6,365
9	Japan Bank for International Cooperation	2.500%	5/18/16	6,800	7,009
9	Japan Bank for International Cooperation	2.250%	7/13/16	12,480	12,827
9	Japan Bank for International Cooperation	1.125%	7/19/17	12,325	12,305
9	Japan Bank for International Cooperation	1.750%	7/31/18	14,500	14,571
9	Japan Bank for International Cooperation	1.750%	11/13/18	12,200	12,216
9	Japan Bank for International Cooperation	2.125%	2/7/19	6,300	6,381
9	Japan Bank for International Cooperation	1.750%	5/29/19	11,950	11,857
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,398
10 KFW		0.500%	9/30/15	24,700	24,764
10 KFW		1.250%	10/26/15	27,125	27,408
10 KFW		2.625%	2/16/16	18,050	18,592
10 KFW		5.125%	3/14/16	11,875	12,675

10 KFW	0.500%	4/19/16	29,750	29,761
10 KFW	2.000%	6/1/16	18,975	19,433
10 KFW	0.500%	7/15/16	26,400	26,289
10 KFW	1.250%	10/5/16	18,700	18,913
10 KFW	0.625%	12/15/16	21,300	21,239
10 KFW	1.250%	2/15/17	23,650	23,864
10 KFW	0.750%	3/17/17	27,500	27,192
10 KFW	0.875%	9/5/17	27,400	27,181
10 KFW	4.375%	3/15/18	18,950	20,851
10 KFW	1.000%	6/11/18	34,400	33,814
10 KFW	4.500%	7/16/18	13,075	14,500
10 KFW	1.875%	4/1/19	8,800	8,845
10 KFW	4.875%	6/17/19	17,120	19,479
Korea Development Bank	4.375%	8/10/15	6,475	6,669
Korea Development Bank	3.250%	3/9/16	1,875	1,931
Korea Development Bank	3.875%	5/4/17	14,025	14,818
Korea Development Bank	3.500%	8/22/17	6,500	6,819
Korea Development Bank	1.500%	1/22/18	1,000	984
Korea Development Bank	3.000%	3/17/19	5,400	5,539
Korea Finance Corp.	3.250%	9/20/16	12,075	12,521
Korea Finance Corp.	2.250%	8/7/17	2,650	2,680
[10] Landwirtschaftliche Rentenbank	2.500%	2/15/16	10,150	10,426
[10] Landwirtschaftliche Rentenbank	2.125%	7/15/16	12,100	12,423
[10] Landwirtschaftliche Rentenbank	5.000%	11/8/16	800	870
[10] Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,690	7,339
[10] Landwirtschaftliche Rentenbank	0.875%	9/12/17	6,125	6,074
[10] Landwirtschaftliche Rentenbank	1.000%	4/4/18	14,200	14,003
[10] Landwirtschaftliche Rentenbank	1.875%	9/17/18	10,800	10,932
[10] Landwirtschaftliche Rentenbank	1.750%	4/15/19	5,925	5,898
Nexen Energy ULC	6.200%	7/30/19	3,500	4,058
Nordic Investment Bank	2.250%	3/15/16	7,275	7,462
Nordic Investment Bank	0.500%	4/14/16	14,925	14,928
Nordic Investment Bank	5.000%	2/1/17	7,650	8,376
Nordic Investment Bank	1.000%	3/7/17	5,150	5,159
Nordic Investment Bank	1.875%	6/14/19	7,550	7,549
North American Development Bank	2.300%	10/10/18	2,700	2,720
[11] Oesterreichische Kontrollbank AG	1.750%	10/5/15	12,075	12,249
[11] Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,529	5,861
[11] Oesterreichische Kontrollbank AG	2.000%	6/3/16	7,850	8,036
[11] Oesterreichische Kontrollbank AG	0.750%	12/15/16	6,100	6,091
[11] Oesterreichische Kontrollbank AG	1.125%	5/29/18	12,050	11,900
[11] Oesterreichische Kontrollbank AG	1.625%	3/12/19	6,500	6,436
Pemex Project Funding Master Trust	5.750%	3/1/18	16,875	18,672
Petrobras Global Finance BV	2.000%	5/20/16	6,000	5,991
Petrobras Global Finance BV	3.250%	3/17/17	1,075	1,088
Petrobras Global Finance BV	3.000%	1/15/19	11,500	11,194
Petrobras International Finance Co. SA	3.875%	1/27/16	24,625	25,255
Petrobras International Finance Co. SA	6.125%	10/6/16	100	108
Petrobras International Finance Co. SA	3.500%	2/6/17	13,750	13,940
Petrobras International Finance Co. SA	5.875%	3/1/18	9,000	9,677
Petrobras International Finance Co. SA	8.375%	12/10/18	2,115	2,475
Petrobras International Finance Co. SA	7.875%	3/15/19	16,400	18,756
Petroleos Mexicanos	3.500%	7/18/18	17,000	17,580
5 Petroleos Mexicanos	3.125%	1/23/19	400	408
Petroleos Mexicanos	8.000%	5/3/19	6,025	7,300
Province of British Columbia	2.850%	6/15/15	3,000	3,053
Province of British Columbia	2.100%	5/18/16	8,600	8,799

Province of British Columbia	1.200%	4/25/17	4,000	4,015
Province of Manitoba	4.900%	12/6/16	4,000	4,352
Province of Manitoba	1.300%	4/3/17	1,000	1,006
Province of Manitoba	1.125%	6/1/18	1,625	1,601
Province of Manitoba	1.750%	5/30/19	5,525	5,457
Province of New Brunswick	5.200%	2/21/17	200	219
Province of New Brunswick	2.750%	6/15/18	6,425	6,667
Province of Nova Scotia	5.125%	1/26/17	245	268
Province of Ontario	2.300%	5/10/16	17,500	17,932
Province of Ontario	1.000%	7/22/16	21,800	21,895
Province of Ontario	1.600%	9/21/16	24,600	24,932
Province of Ontario	1.100%	10/25/17	14,800	14,653
Province of Ontario	3.150%	12/15/17	1,150	1,210
Province of Ontario	1.200%	2/14/18	17,000	16,791
Province of Ontario	2.000%	9/27/18	5,950	5,983
Province of Ontario	2.000%	1/30/19	15,300	15,327
Province of Ontario	1.650%	9/27/19	9,350	9,132
Quebec	5.125%	11/14/16	22,225	24,178
Republic of Colombia	7.375%	1/27/17	9,400	10,636
Republic of Colombia	7.375%	3/18/19	11,425	13,641
Republic of Italy	4.750%	1/25/16	13,000	13,665
Republic of Italy	5.250%	9/20/16	19,800	21,352
Republic of Italy	5.375%	6/12/17	500	548
Republic of Korea	5.125%	12/7/16	2,800	3,055
Republic of Korea	7.125%	4/16/19	10,650	12,930
Republic of Panama	7.250%	3/15/15	915	939
Republic of Peru	8.375%	5/3/16	4,700	5,198
Republic of Peru	7.125%	3/30/19	6,900	8,211
Republic of Philippines	9.875%	1/15/19	5,000	6,488
Republic of Philippines	8.375%	6/17/19	11,650	14,577
Republic of Poland	6.375%	7/15/19	23,500	27,543
Republic of South Africa	6.875%	5/27/19	10,175	11,539
Republic of Turkey	7.000%	9/26/16	16,875	18,454
Republic of Turkey	7.500%	7/14/17	11,375	12,743
Republic of Turkey	6.750%	4/3/18	12,075	13,370
Republic of Turkey	7.000%	3/11/19	14,075	15,834
State of Israel	5.500%	11/9/16	4,025	4,403
State of Israel	5.125%	3/26/19	12,630	14,185
Statoil ASA	1.800%	11/23/16	5,475	5,576
Statoil ASA	3.125%	8/17/17	5,675	5,957
Statoil ASA	6.700%	1/15/18	3,120	3,615
Statoil ASA	1.200%	1/17/18	1,475	1,456
Statoil ASA	1.150%	5/15/18	5,000	4,901
Statoil ASA	1.950%	11/8/18	700	703
Statoil ASA	5.250%	4/15/19	7,500	8,449
Svensk Exportkredit AB	0.625%	9/4/15	3,400	3,411
Svensk Exportkredit AB	1.750%	10/20/15	4,400	4,465
Svensk Exportkredit AB	0.625%	5/31/16	10,800	10,805
Svensk Exportkredit AB	2.125%	7/13/16	6,100	6,258
Svensk Exportkredit AB	5.125%	3/1/17	6,250	6,862
Svensk Exportkredit AB	1.750%	5/30/17	1,975	2,008
Svensk Exportkredit AB	1.125%	4/5/18	6,000	5,926
Svensk Exportkredit AB	1.875%	6/17/19	6,700	6,664
United Mexican States	11.375%	9/15/16	11,725	14,129
United Mexican States	5.625%	1/15/17	24,050	26,280
United Mexican States	5.950%	3/19/19	7,300	8,337
Total Sovereign Bonds (Cost $2,875,643)				2,889,939

Taxable Municipal Bonds (0.1%)
California GO	5.450%	4/1/15	460	471
California GO	3.950%	11/1/15	6,405	6,635
California GO	1.050%	2/1/16	145	146
California GO	5.950%	4/1/16	2,890	3,117
California GO	6.200%	3/1/19	500	588
Dartmouth College New Hampshire GO	4.750%	6/1/19	910	1,021
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	1,650	1,641
Illinois GO	4.511%	3/1/15	550	559
Illinois GO	5.365%	3/1/17	5,000	5,412
Illinois GO	5.665%	3/1/18	8,500	9,409
Illinois GO	5.877%	3/1/19	3,980	4,421
Stanford University California GO	4.750%	5/1/19	1,150	1,291
Total Taxable Municipal Bonds (Cost $34,212)				34,711
			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[12] Vanguard Market Liquidity Fund (Cost
$109,768)	0.109%		109,768,000	109,768

Total Investments (99.7%) (Cost $36,991,213)				37,042,529
Other Assets and Liabilities-Net (0.3%)				99,292
Net Assets (100%)				37,141,821

1 U.S. government guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $94,639,000, representing 0.3% of net assets.
6 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
7 Guaranteed by the Government of Canada.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments

Short-Term Bond Index Fund

are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,934,128	—
Corporate Bonds	—	9,069,770	4,213
Sovereign Bonds	—	2,885,645	4,294
Taxable Municipal Bonds	—	34,711	—
Temporary Cash Investments	109,768	—	—
Total	109,768	36,924,254	8,507

C. At September 30, 2014, the cost of investment securities for tax purposes was $36,991,213,000. Net unrealized appreciation of investment securities for tax purposes was $51,316,000, consisting of unrealized gains of $165,991,000 on securities that had risen in value since their purchase and $114,675,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments
As of September 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (52.4%)
U.S. Government Securities (49.9%)
United States Treasury Note/Bond	8.125%	8/15/19	26,000	33,792
United States Treasury Note/Bond	1.000%	9/30/19	85,650	82,371
United States Treasury Note/Bond	3.375%	11/15/19	43,324	46,655
United States Treasury Note/Bond	1.125%	12/31/19	37,386	36,007
United States Treasury Note/Bond	1.375%	1/31/20	31,945	31,127
United States Treasury Note/Bond	3.625%	2/15/20	362,937	395,772
United States Treasury Note/Bond	8.500%	2/15/20	18,230	24,448
United States Treasury Note/Bond	1.250%	2/29/20	109,036	105,390
United States Treasury Note/Bond	1.125%	4/30/20	192,030	183,688
United States Treasury Note/Bond	3.500%	5/15/20	420,370	455,706
United States Treasury Note/Bond	8.750%	5/15/20	15,000	20,498
United States Treasury Note/Bond	1.375%	5/31/20	130,785	126,677
United States Treasury Note/Bond	1.875%	6/30/20	131,550	130,851
United States Treasury Note/Bond	2.000%	7/31/20	78,025	78,073
United States Treasury Note/Bond	2.625%	8/15/20	209,745	216,889
United States Treasury Note/Bond	8.750%	8/15/20	42,970	59,178
United States Treasury Note/Bond	2.125%	8/31/20	47,000	47,250
United States Treasury Note/Bond	2.000%	9/30/20	440,300	439,063
United States Treasury Note/Bond	1.750%	10/31/20	97,100	95,295
United States Treasury Note/Bond	2.625%	11/15/20	124,932	128,875
United States Treasury Note/Bond	2.000%	11/30/20	137,325	136,596
United States Treasury Note/Bond	2.375%	12/31/20	177,225	180,077
United States Treasury Note/Bond	2.125%	1/31/21	131,105	131,105
United States Treasury Note/Bond	3.625%	2/15/21	197,865	215,859
United States Treasury Note/Bond	2.000%	2/28/21	175,300	173,820
United States Treasury Note/Bond	2.250%	3/31/21	138,925	139,771
United States Treasury Note/Bond	2.250%	4/30/21	117,500	118,124
United States Treasury Note/Bond	3.125%	5/15/21	242,013	256,534
United States Treasury Note/Bond	2.000%	5/31/21	147,600	145,894
United States Treasury Note/Bond	2.125%	6/30/21	193,000	192,155
United States Treasury Note/Bond	2.250%	7/31/21	108,105	108,493
United States Treasury Note/Bond	2.125%	8/15/21	120,223	119,659
United States Treasury Note/Bond	8.125%	8/15/21	1,300	1,799
United States Treasury Note/Bond	2.000%	8/31/21	204,630	201,880
United States Treasury Note/Bond	2.125%	9/30/21	108,091	107,433
United States Treasury Note/Bond	2.000%	11/15/21	223,695	220,270
United States Treasury Note/Bond	8.000%	11/15/21	7,350	10,173
United States Treasury Note/Bond	2.000%	2/15/22	29,025	28,512
United States Treasury Note/Bond	1.750%	5/15/22	80,980	77,880
United States Treasury Note/Bond	1.625%	8/15/22	145,432	138,137
United States Treasury Note/Bond	1.625%	11/15/22	230,795	218,210
United States Treasury Note/Bond	2.000%	2/15/23	49,410	47,958
United States Treasury Note/Bond	7.125%	2/15/23	25,000	34,129
United States Treasury Note/Bond	1.750%	5/15/23	333,030	315,752
United States Treasury Note/Bond	2.500%	8/15/23	574,725	578,317
United States Treasury Note/Bond	6.250%	8/15/23	38,500	50,405
United States Treasury Note/Bond	2.750%	11/15/23	318,122	326,126
United States Treasury Note/Bond	2.750%	2/15/24	296,273	303,310
United States Treasury Note/Bond	2.500%	5/15/24	320,389	320,690

United States Treasury Note/Bond	2.375%	8/15/24	281,654	278,485
				7,915,158
Agency Bonds and Notes (2.5%)
1 AID-Jordan	2.503%	10/30/20	7,250	7,395
1 AID-Tunisia	2.452%	7/24/21	2,175	2,167
2 Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,471
2 Federal Home Loan Banks	1.250%	12/13/19	8,875	8,549
2 Federal Home Loan Banks	1.875%	3/13/20	11,245	11,100
2 Federal Home Loan Banks	4.125%	3/13/20	38,370	42,297
2 Federal Home Loan Banks	3.375%	6/12/20	7,025	7,489
2 Federal Home Loan Banks	5.250%	12/11/20	3,250	3,815
2 Federal Home Loan Banks	5.625%	6/11/21	13,365	15,970
2 Federal Home Loan Banks	2.125%	3/10/23	7,200	6,882
2 Federal Home Loan Banks	5.375%	8/15/24	100	121
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	70,100	67,817
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	32,430	31,220
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	58,455	58,165
3 Federal National Mortgage Assn.	0.000%	10/9/19	47,300	41,925
3 Federal National Mortgage Assn.	2.625%	9/6/24	25,000	24,592
Private Export Funding Corp.	2.250%	3/15/20	4,000	4,005
Private Export Funding Corp.	4.300%	12/15/21	9,940	11,002
Private Export Funding Corp.	2.800%	5/15/22	3,725	3,751
Private Export Funding Corp.	2.050%	11/15/22	10,276	9,676
Private Export Funding Corp.	3.550%	1/15/24	3,500	3,662
Private Export Funding Corp.	2.450%	7/15/24	3,350	3,164
1 State of Israel	5.500%	9/18/23	1,000	1,216
1 State of Israel	5.500%	4/26/24	6,785	8,234
2 Tennessee Valley Authority	3.875%	2/15/21	6,100	6,655
2 Tennessee Valley Authority	1.875%	8/15/22	8,175	7,747
2 Tennessee Valley Authority	2.875%	9/15/24	7,875	7,849
				400,936
Total U.S. Government and Agency Obligations (Cost $8,244,568)				8,316,094
Corporate Bonds (39.3%)
Finance (12.6%)
Banking (7.2%)
Abbey National Treasury Services plc	4.000%	3/13/24	5,100	5,174
American Express Co.	2.650%	12/2/22	10,048	9,714
Bank of America Corp.	5.625%	7/1/20	14,370	16,229
Bank of America Corp.	5.875%	1/5/21	7,600	8,719
Bank of America Corp.	5.000%	5/13/21	13,100	14,450
Bank of America Corp.	5.700%	1/24/22	12,175	13,851
Bank of America Corp.	3.300%	1/11/23	23,600	22,941
Bank of America Corp.	4.100%	7/24/23	9,550	9,738
Bank of America Corp.	4.125%	1/22/24	13,000	13,221
Bank of America Corp.	4.000%	4/1/24	17,420	17,593
Bank of America Corp.	4.200%	8/26/24	12,500	12,376
Bank of Montreal	2.550%	11/6/22	6,500	6,267
Bank of New York Mellon Corp.	4.600%	1/15/20	3,675	4,046
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,160
Bank of New York Mellon Corp.	3.550%	9/23/21	4,275	4,443
Bank of New York Mellon Corp.	3.400%	5/15/24	5,700	5,684
Bank of New York Mellon Corp.	3.250%	9/11/24	9,000	8,846
Bank of Nova Scotia	4.375%	1/13/21	4,500	4,933
Bank of Nova Scotia	2.800%	7/21/21	4,000	3,966
Barclays Bank plc	5.125%	1/8/20	8,975	9,996
Barclays Bank plc	5.140%	10/14/20	4,800	5,193

	Barclays Bank plc	3.750%	5/15/24	9,400	9,344
	BB&T Corp.	5.250%	11/1/19	1,572	1,765
	BB&T Corp.	3.950%	3/22/22	1,600	1,679
	BNP Paribas SA	5.000%	1/15/21	18,285	20,360
	BNP Paribas SA	3.250%	3/3/23	5,950	5,866
	BPCE SA	4.000%	4/15/24	7,900	7,960
	Capital One Bank USA NA	3.375%	2/15/23	8,340	8,167
	Capital One Financial Corp.	4.750%	7/15/21	7,160	7,802
	Capital One Financial Corp.	3.500%	6/15/23	5,050	5,003
	Capital One Financial Corp.	3.750%	4/24/24	2,400	2,411
	Capital One NA	2.950%	7/23/21	6,000	5,909
[4,5] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	2,100	2,487
	Citigroup Inc.	5.375%	8/9/20	3,350	3,788
	Citigroup Inc.	4.500%	1/14/22	13,825	14,803
	Citigroup Inc.	4.050%	7/30/22	4,435	4,502
	Citigroup Inc.	3.375%	3/1/23	8,575	8,445
	Citigroup Inc.	3.500%	5/15/23	7,975	7,650
	Citigroup Inc.	3.875%	10/25/23	14,750	14,988
	Citigroup Inc.	3.750%	6/16/24	9,300	9,266
	Citigroup Inc.	4.000%	8/5/24	1,075	1,053
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	3,075	3,362
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	18,530	19,436
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	9,875	9,954
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.625%	12/1/23	8,625	8,945
	Credit Suisse	5.400%	1/14/20	7,150	7,973
	Credit Suisse	4.375%	8/5/20	9,850	10,666
	Credit Suisse	3.625%	9/9/24	10,850	10,690
	Deutsche Bank AG	3.700%	5/30/24	7,800	7,741
4	Deutsche Bank AG	4.296%	5/24/28	7,625	7,289
	Discover Bank	7.000%	4/15/20	2,485	2,946
	Discover Bank	3.200%	8/9/21	1,000	984
	Discover Bank	4.200%	8/8/23	7,218	7,475
	Discover Financial Services	3.850%	11/21/22	5,343	5,371
	Fifth Third Bancorp	3.500%	3/15/22	2,098	2,137
	Fifth Third Bancorp	4.300%	1/16/24	3,925	4,054
	Fifth Third Bank	2.875%	10/1/21	1,700	1,674
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,600	1,831
	FirstMerit Corp.	4.350%	2/4/23	1,500	1,555
	Goldman Sachs Group Inc.	5.375%	3/15/20	17,115	19,058
	Goldman Sachs Group Inc.	6.000%	6/15/20	10,780	12,374
	Goldman Sachs Group Inc.	5.250%	7/27/21	20,395	22,602
	Goldman Sachs Group Inc.	5.750%	1/24/22	23,560	26,782
	Goldman Sachs Group Inc.	3.625%	1/22/23	9,082	9,018
	Goldman Sachs Group Inc.	4.000%	3/3/24	16,255	16,338
	Goldman Sachs Group Inc.	3.850%	7/8/24	7,100	7,086
	HSBC Bank USA NA	4.875%	8/24/20	6,350	7,023
	HSBC Holdings plc	5.100%	4/5/21	15,454	17,452
	HSBC Holdings plc	4.875%	1/14/22	2,590	2,860
	HSBC Holdings plc	4.000%	3/30/22	11,079	11,662
	HSBC Holdings plc	4.250%	3/14/24	9,350	9,485
	HSBC USA Inc.	5.000%	9/27/20	4,000	4,372
	HSBC USA Inc.	3.500%	6/23/24	3,800	3,799
	Huntington Bancshares Inc.	7.000%	12/15/20	1,600	1,917

Intesa Sanpaolo SPA	5.250%	1/12/24	7,000	7,490
JPMorgan Chase & Co.	4.400%	7/22/20	13,815	14,887
JPMorgan Chase & Co.	4.250%	10/15/20	18,850	20,125
JPMorgan Chase & Co.	4.625%	5/10/21	8,308	9,010
JPMorgan Chase & Co.	4.350%	8/15/21	16,975	18,165
JPMorgan Chase & Co.	4.500%	1/24/22	15,000	16,075
JPMorgan Chase & Co.	3.250%	9/23/22	12,475	12,316
JPMorgan Chase & Co.	3.200%	1/25/23	14,300	13,978
JPMorgan Chase & Co.	3.375%	5/1/23	10,550	10,087
JPMorgan Chase & Co.	3.875%	2/1/24	12,600	12,832
JPMorgan Chase & Co.	3.625%	5/13/24	12,925	12,853
JPMorgan Chase & Co.	3.875%	9/10/24	9,000	8,804
KeyCorp	5.100%	3/24/21	6,085	6,781
Lloyds Bank plc	6.375%	1/21/21	8,275	9,859
Morgan Stanley	5.500%	1/26/20	9,875	11,107
Morgan Stanley	5.500%	7/24/20	8,925	10,048
Morgan Stanley	5.750%	1/25/21	7,675	8,722
Morgan Stanley	5.500%	7/28/21	16,910	19,050
Morgan Stanley	4.875%	11/1/22	12,205	12,854
Morgan Stanley	3.750%	2/25/23	19,385	19,379
Morgan Stanley	4.100%	5/22/23	11,190	11,146
Morgan Stanley	3.875%	4/29/24	9,600	9,578
MUFG Americas Holdings Corp.	3.500%	6/18/22	3,075	3,137
National Australia Bank Ltd.	3.000%	1/20/23	4,350	4,264
Northern Trust Corp.	3.450%	11/4/20	1,700	1,789
Northern Trust Corp.	3.375%	8/23/21	2,750	2,867
Northern Trust Corp.	2.375%	8/2/22	4,845	4,660
People's United Bank	4.000%	7/15/24	1,675	1,665
People's United Financial Inc.	3.650%	12/6/22	2,425	2,416
PNC Bank NA	2.700%	11/1/22	4,400	4,204
PNC Bank NA	2.950%	1/30/23	4,800	4,660
PNC Bank NA	3.800%	7/25/23	3,375	3,468
PNC Financial Services Group Inc.	2.854%	11/9/22	3,625	3,525
PNC Financial Services Group Inc.	3.900%	4/29/24	4,550	4,548
PNC Funding Corp.	5.125%	2/8/20	6,210	6,999
PNC Funding Corp.	4.375%	8/11/20	1,415	1,540
PNC Funding Corp.	3.300%	3/8/22	8,075	8,142
Royal Bank of Scotland Group plc	6.400%	10/21/19	5,500	6,391
Royal Bank of Scotland plc	5.625%	8/24/20	3,725	4,207
Royal Bank of Scotland plc	6.125%	1/11/21	7,600	8,838
State Street Corp.	4.375%	3/7/21	4,651	5,107
State Street Corp.	3.100%	5/15/23	5,425	5,263
State Street Corp.	3.700%	11/20/23	4,415	4,555
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	4,600	4,614
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	875	862
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,975	3,120
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,075	2,196
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,025	3,044
SunTrust Bank	2.750%	5/1/23	2,875	2,736
Synchrony Financial	3.750%	8/15/21	3,775	3,802
Synchrony Financial	4.250%	8/15/24	6,475	6,462
UBS AG	4.875%	8/4/20	10,575	11,770
US Bancorp	4.125%	5/24/21	5,725	6,177
US Bancorp	3.000%	3/15/22	5,500	5,498
US Bancorp	2.950%	7/15/22	7,925	7,707
US Bancorp	3.700%	1/30/24	1,700	1,749
US Bancorp	3.600%	9/11/24	4,700	4,706

Wells Fargo & Co.	4.600%	4/1/21	16,475	18,097
Wells Fargo & Co.	3.500%	3/8/22	15,625	15,970
Wells Fargo & Co.	3.450%	2/13/23	11,250	11,070
Wells Fargo & Co.	4.125%	8/15/23	7,625	7,865
Wells Fargo & Co.	4.480%	1/16/24	4,139	4,339
Wells Fargo & Co.	3.300%	9/9/24	8,750	8,572
Westpac Banking Corp.	4.875%	11/19/19	11,290	12,569
Zions Bancorporation	4.500%	6/13/23	78	82

Brokerage (0.5%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,000	2,054
Ameriprise Financial Inc.	5.300%	3/15/20	5,375	6,104
Ameriprise Financial Inc.	4.000%	10/15/23	3,075	3,207
Ameriprise Financial Inc.	3.700%	10/15/24	2,000	2,008
BlackRock Inc.	5.000%	12/10/19	5,460	6,178
BlackRock Inc.	4.250%	5/24/21	3,925	4,279
BlackRock Inc.	3.375%	6/1/22	3,775	3,873
BlackRock Inc.	3.500%	3/18/24	5,000	5,046
Charles Schwab Corp.	4.450%	7/22/20	5,550	6,107
Charles Schwab Corp.	3.225%	9/1/22	1,375	1,387
CME Group Inc.	3.000%	9/15/22	4,475	4,461
Eaton Vance Corp.	3.625%	6/15/23	1,500	1,501
Franklin Resources Inc.	4.625%	5/20/20	2,250	2,496
Franklin Resources Inc.	2.800%	9/15/22	2,075	2,031
IntercontinentalExchange Group Inc.	4.000%	10/15/23	4,575	4,767
Invesco Finance plc	3.125%	11/30/22	4,050	3,998
Invesco Finance plc	4.000%	1/30/24	775	810
Jefferies Group LLC	6.875%	4/15/21	3,927	4,604
Jefferies Group LLC	5.125%	1/20/23	3,450	3,668
Lazard Group LLC	4.250%	11/14/20	1,875	1,960
Legg Mason Inc.	3.950%	7/15/24	250	250
Leucadia National Corp.	5.500%	10/18/23	3,800	3,958
NASDAQ OMX Group Inc.	5.550%	1/15/20	5,300	5,797
Nomura Holdings Inc.	6.700%	3/4/20	6,250	7,441
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,566

Finance Companies (0.9%)
Air Lease Corp.	4.750%	3/1/20	4,500	4,770
Air Lease Corp.	3.875%	4/1/21	2,593	2,619
Air Lease Corp.	4.250%	9/15/24	1,800	1,777
Block Financial LLC	5.500%	11/1/22	3,000	3,240
GATX Corp.	4.750%	6/15/22	2,000	2,151
GATX Corp.	3.900%	3/30/23	1,275	1,301
General Electric Capital Corp.	2.100%	12/11/19	2,025	2,018
General Electric Capital Corp.	5.500%	1/8/20	11,225	12,885
General Electric Capital Corp.	5.550%	5/4/20	7,975	9,153
General Electric Capital Corp.	4.375%	9/16/20	8,075	8,812
General Electric Capital Corp.	4.625%	1/7/21	8,400	9,262
General Electric Capital Corp.	5.300%	2/11/21	12,602	14,210
General Electric Capital Corp.	4.650%	10/17/21	17,975	19,875
General Electric Capital Corp.	3.150%	9/7/22	11,400	11,381
General Electric Capital Corp.	3.100%	1/9/23	12,450	12,311
General Electric Capital Corp.	3.450%	5/15/24	3,800	3,814
HSBC Finance Corp.	6.676%	1/15/21	20,024	23,515
Prospect Capital Corp.	5.875%	3/15/23	1,925	2,006

Insurance (2.1%)
ACE INA Holdings Inc.	2.700%	3/13/23	1,525	1,468
ACE INA Holdings Inc.	3.350%	5/15/24	2,325	2,320
AEGON Funding Co. LLC	5.750%	12/15/20	2,025	2,334
Aetna Inc.	4.125%	6/1/21	2,875	3,065
Aetna Inc.	2.750%	11/15/22	7,675	7,321
Aflac Inc.	4.000%	2/15/22	3,550	3,768
Aflac Inc.	3.625%	6/15/23	2,000	2,019
Alleghany Corp.	5.625%	9/15/20	1,450	1,619
Alleghany Corp.	4.950%	6/27/22	3,000	3,249
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,225	2,485
Allstate Corp.	3.150%	6/15/23	3,120	3,110
4 Allstate Corp.	5.750%	8/15/53	3,475	3,710
Alterra Finance LLC	6.250%	9/30/20	1,565	1,808
American International Group Inc.	3.375%	8/15/20	5,425	5,584
American International Group Inc.	6.400%	12/15/20	10,990	13,051
American International Group Inc.	4.875%	6/1/22	11,050	12,153
American International Group Inc.	4.125%	2/15/24	4,800	4,982
Aon Corp.	5.000%	9/30/20	4,200	4,676
Aon plc	4.000%	11/27/23	850	869
Aon plc	3.500%	6/14/24	1,500	1,456
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,075	1,226
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,400	2,480
Assurant Inc.	4.000%	3/15/23	1,725	1,742
Axis Specialty Finance LLC	5.875%	6/1/20	5,100	5,805
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	4,800	4,882
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,325	6,925
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,545	3,544
Berkshire Hathaway Inc.	3.750%	8/15/21	3,850	4,106
Berkshire Hathaway Inc.	3.000%	2/11/23	3,475	3,454
Brown & Brown Inc.	4.200%	9/15/24	2,575	2,591
Cigna Corp.	5.125%	6/15/20	1,491	1,667
Cigna Corp.	4.375%	12/15/20	1,920	2,069
Cigna Corp.	4.500%	3/15/21	1,575	1,716
Cigna Corp.	4.000%	2/15/22	3,825	4,021
CNA Financial Corp.	7.350%	11/15/19	2,240	2,704
CNA Financial Corp.	5.875%	8/15/20	1,800	2,058
CNA Financial Corp.	5.750%	8/15/21	2,595	2,970
CNA Financial Corp.	3.950%	5/15/24	125	127
Coventry Health Care Inc.	5.450%	6/15/21	5,545	6,341
Fidelity National Financial Inc.	5.500%	9/1/22	775	841
First American Financial Corp.	4.300%	2/1/23	1,425	1,440
Genworth Holdings Inc.	7.700%	6/15/20	3,825	4,586
Genworth Holdings Inc.	7.200%	2/15/21	2,075	2,449
Genworth Holdings Inc.	7.625%	9/24/21	4,220	5,122
Genworth Holdings Inc.	4.900%	8/15/23	1,000	1,036
Hanover Insurance Group Inc.	6.375%	6/15/21	150	173
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,700	3,049
Hartford Financial Services Group Inc.	5.125%	4/15/22	4,975	5,554
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,848
Humana Inc.	3.150%	12/1/22	2,275	2,226
Humana Inc.	3.850%	10/1/24	1,500	1,501
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,350	1,422
Lincoln National Corp.	6.250%	2/15/20	2,250	2,637
Lincoln National Corp.	4.200%	3/15/22	300	318
Loews Corp.	2.625%	5/15/23	2,425	2,288
Manulife Financial Corp.	4.900%	9/17/20	3,334	3,666

Markel Corp.	4.900%	7/1/22	3,450	3,764
Markel Corp.	3.625%	3/30/23	2,000	1,996
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,385	4,831
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,125	1,125
MetLife Inc.	4.750%	2/8/21	7,875	8,726
MetLife Inc.	3.048%	12/15/22	2,075	2,049
MetLife Inc.	4.368%	9/15/23	3,000	3,205
MetLife Inc.	3.600%	4/10/24	5,350	5,408
Montpelier Re Holdings Ltd.	4.700%	10/15/22	1,425	1,478
Navigators Group Inc.	5.750%	10/15/23	2,000	2,193
Old Republic International Corp.	4.875%	10/1/24	2,525	2,529
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,425	1,467
PartnerRe Finance B LLC	5.500%	6/1/20	4,200	4,716
Primerica Inc.	4.750%	7/15/22	1,750	1,901
Principal Financial Group Inc.	3.300%	9/15/22	1,700	1,696
ProAssurance Corp.	5.300%	11/15/23	900	973
Progressive Corp.	3.750%	8/23/21	3,135	3,313
Protective Life Corp.	7.375%	10/15/19	1,600	1,952
Prudential Financial Inc.	5.375%	6/21/20	2,000	2,264
Prudential Financial Inc.	4.500%	11/15/20	9,625	10,468
Prudential Financial Inc.	3.500%	5/15/24	2,800	2,783
4 Prudential Financial Inc.	5.875%	9/15/42	5,475	5,776
4 Prudential Financial Inc.	5.625%	6/15/43	7,275	7,611
4 Prudential Financial Inc.	5.200%	3/15/44	3,575	3,597
Reinsurance Group of America Inc.	6.450%	11/15/19	2,000	2,342
Reinsurance Group of America Inc.	5.000%	6/1/21	3,500	3,830
Reinsurance Group of America Inc.	4.700%	9/15/23	500	534
Torchmark Corp.	3.800%	9/15/22	2,300	2,347
UnitedHealth Group Inc.	4.700%	2/15/21	2,725	3,033
UnitedHealth Group Inc.	3.375%	11/15/21	950	982
UnitedHealth Group Inc.	2.875%	3/15/22	6,754	6,709
UnitedHealth Group Inc.	2.750%	2/15/23	5,000	4,852
UnitedHealth Group Inc.	2.875%	3/15/23	3,725	3,635
Unum Group	5.625%	9/15/20	1,650	1,884
Unum Group	4.000%	3/15/24	1,500	1,527
Voya Financial Inc.	5.500%	7/15/22	3,660	4,135
WellPoint Inc.	4.350%	8/15/20	11,280	12,178
WellPoint Inc.	3.700%	8/15/21	1,850	1,910
WellPoint Inc.	3.125%	5/15/22	4,035	3,987
WellPoint Inc.	3.300%	1/15/23	200	197
Willis Group Holdings plc	5.750%	3/15/21	3,900	4,363
WR Berkley Corp.	5.375%	9/15/20	1,875	2,092
WR Berkley Corp.	4.625%	3/15/22	3,050	3,262
XLIT Ltd.	5.750%	10/1/21	2,300	2,661

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,300	1,329

Real Estate Investment Trusts (1.9%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,250	1,237
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,720	2,867
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	2,025	2,015
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,800	1,788
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,150	2,157

5 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	2,650	2,681
AvalonBay Communities Inc.	3.625%	10/1/20	4,495	4,669
AvalonBay Communities Inc.	2.950%	9/15/22	3,025	2,934
AvalonBay Communities Inc.	2.850%	3/15/23	1,500	1,436
AvalonBay Communities Inc.	4.200%	12/15/23	1,390	1,453
BioMed Realty LP	4.250%	7/15/22	2,000	2,046
Boston Properties LP	5.875%	10/15/19	875	1,007
Boston Properties LP	5.625%	11/15/20	5,425	6,171
Boston Properties LP	4.125%	5/15/21	5,310	5,645
Boston Properties LP	3.850%	2/1/23	3,800	3,883
Boston Properties LP	3.125%	9/1/23	4,237	4,046
Brandywine Operating Partnership LP	3.950%	2/15/23	1,600	1,601
Brandywine Operating Partnership LP	4.100%	10/1/24	650	643
Camden Property Trust	2.950%	12/15/22	4,950	4,759
Camden Property Trust	4.250%	1/15/24	900	933
CBL & Associates LP	5.250%	12/1/23	2,200	2,356
Corporate Office Properties LP	3.700%	6/15/21	1,900	1,891
Corporate Office Properties LP	3.600%	5/15/23	1,950	1,859
CubeSmart LP	4.375%	12/15/23	3,150	3,244
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,125	1,147
DDR Corp.	7.875%	9/1/20	2,000	2,486
DDR Corp.	3.500%	1/15/21	1,625	1,632
DDR Corp.	4.625%	7/15/22	4,425	4,671
DDR Corp.	3.375%	5/15/23	925	882
Digital Realty Trust LP	5.250%	3/15/21	5,575	6,035
Digital Realty Trust LP	3.625%	10/1/22	1,125	1,086
Duke Realty LP	6.750%	3/15/20	350	412
Duke Realty LP	3.875%	10/15/22	4,850	4,900
Duke Realty LP	3.625%	4/15/23	2,525	2,480
EPR Properties	7.750%	7/15/20	500	604
EPR Properties	5.750%	8/15/22	2,875	3,150
EPR Properties	5.250%	7/15/23	1,800	1,891
Equity One Inc.	3.750%	11/15/22	2,000	1,981
ERP Operating LP	4.750%	7/15/20	6,250	6,877
ERP Operating LP	4.625%	12/15/21	3,770	4,092
ERP Operating LP	3.000%	4/15/23	575	552
Essex Portfolio LP	3.250%	5/1/23	4,205	4,066
Excel Trust LP	4.625%	5/15/24	1,300	1,317
Federal Realty Investment Trust	3.000%	8/1/22	1,525	1,497
Federal Realty Investment Trust	2.750%	6/1/23	1,600	1,522
HCP Inc.	2.625%	2/1/20	5,228	5,158
HCP Inc.	5.375%	2/1/21	8,872	9,902
HCP Inc.	4.250%	11/15/23	3,650	3,737
HCP Inc.	4.200%	3/1/24	4,225	4,279
Health Care REIT Inc.	6.125%	4/15/20	3,750	4,317
Health Care REIT Inc.	4.950%	1/15/21	5,425	5,947
Health Care REIT Inc.	5.250%	1/15/22	1,800	1,991
Health Care REIT Inc.	3.750%	3/15/23	600	590
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,500	1,671
Healthcare Realty Trust Inc.	3.750%	4/15/23	2,125	2,061
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,500	1,489
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,625	1,584
Highwoods Realty LP	3.200%	6/15/21	3,600	3,541
Hospitality Properties Trust	5.000%	8/15/22	2,275	2,395
Hospitality Properties Trust	4.500%	6/15/23	2,875	2,917
Hospitality Properties Trust	4.650%	3/15/24	1,275	1,288

Kilroy Realty LP	3.800%	1/15/23	375	374
Kimco Realty Corp.	6.875%	10/1/19	2,957	3,519
Kimco Realty Corp.	3.200%	5/1/21	1,500	1,495
Kimco Realty Corp.	3.125%	6/1/23	1,250	1,199
Lexington Realty Trust	4.400%	6/15/24	3,950	3,964
Liberty Property LP	4.750%	10/1/20	6,210	6,719
Liberty Property LP	4.400%	2/15/24	25	26
Mack-Cali Realty LP	4.500%	4/18/22	1,600	1,610
Mid-America Apartments LP	4.300%	10/15/23	1,525	1,573
Mid-America Apartments LP	3.750%	6/15/24	1,700	1,683
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,018
National Retail Properties Inc.	3.300%	4/15/23	4,250	4,122
National Retail Properties Inc.	3.900%	6/15/24	1,400	1,398
Omega Healthcare Investors Inc.	6.750%	10/15/22	3,550	3,781
Omega Healthcare Investors Inc.	5.875%	3/15/24	2,075	2,174
5 Omega Healthcare Investors Inc.	4.950%	4/1/24	1,250	1,275
Piedmont Operating Partnership LP	3.400%	6/1/23	1,325	1,255
Piedmont Operating Partnership LP	4.450%	3/15/24	4,725	4,796
ProLogis LP	6.875%	3/15/20	4,450	5,282
6 ProLogis LP	4.250%	8/15/23	5,550	5,726
Realty Income Corp.	5.750%	1/15/21	1,000	1,137
Realty Income Corp.	3.250%	10/15/22	2,425	2,356
Realty Income Corp.	4.650%	8/1/23	3,425	3,640
Regency Centers LP	4.800%	4/15/21	2,500	2,730
Retail Opportunity Investments Corp.	5.000%	12/15/23	1,150	1,222
Senior Housing Properties Trust	4.750%	5/1/24	2,375	2,402
Simon Property Group LP	5.650%	2/1/20	8,250	9,487
Simon Property Group LP	4.375%	3/1/21	7,335	7,989
Simon Property Group LP	4.125%	12/1/21	6,075	6,511
Simon Property Group LP	3.375%	3/15/22	3,450	3,523
Simon Property Group LP	3.750%	2/1/24	1,125	1,154
Tanger Properties LP	3.875%	12/1/23	2,975	3,014
UDR Inc.	3.700%	10/1/20	250	258
UDR Inc.	4.625%	1/10/22	3,325	3,551
UDR Inc.	3.750%	7/1/24	750	745
Ventas Realty LP	3.750%	5/1/24	3,400	3,345
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,318	3,596
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,952	3,081
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,350	4,225
Vornado Realty LP	5.000%	1/15/22	2,000	2,179
Washington REIT	4.950%	10/1/20	3,150	3,390
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,264
Weingarten Realty Investors	3.500%	4/15/23	2,275	2,228
Weingarten Realty Investors	4.450%	1/15/24	150	156
WP Carey Inc.	4.600%	4/1/24	1,675	1,728
				2,007,357
Industrial (24.7%)
Basic Industry (2.7%)
Agrium Inc.	3.150%	10/1/22	3,635	3,566
Agrium Inc.	3.500%	6/1/23	6,175	6,136
Air Products & Chemicals Inc.	3.000%	11/3/21	5,550	5,605
Air Products & Chemicals Inc.	2.750%	2/3/23	1,250	1,215
Air Products & Chemicals Inc.	3.350%	7/31/24	1,900	1,888
Airgas Inc.	2.900%	11/15/22	750	730
Airgas Inc.	3.650%	7/15/24	1,650	1,647
Albemarle Corp.	4.500%	12/15/20	1,050	1,132
Allegheny Technologies Inc.	5.950%	1/15/21	3,735	4,027

Allegheny Technologies Inc.	5.875%	8/15/23	1,000	1,061
Barrick Gold Corp.	3.850%	4/1/22	8,772	8,432
Barrick Gold Corp.	4.100%	5/1/23	6,200	5,963
Barrick North America Finance LLC	4.400%	5/30/21	6,654	6,787
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	3,300	3,613
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,500	5,614
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	4,675	4,657
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	11,450	11,978
Braskem Finance Ltd.	6.450%	2/3/24	3,625	3,770
Cabot Corp.	3.700%	7/15/22	1,200	1,209
Carpenter Technology Corp.	5.200%	7/15/21	2,350	2,536
Carpenter Technology Corp.	4.450%	3/1/23	925	949
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,525	1,585
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,925	2,963
CF Industries Inc.	7.125%	5/1/20	9,000	10,811
CF Industries Inc.	3.450%	6/1/23	750	735
Dow Chemical Co.	4.250%	11/15/20	6,700	7,155
Dow Chemical Co.	4.125%	11/15/21	8,150	8,560
Dow Chemical Co.	3.000%	11/15/22	7,135	6,863
Dow Chemical Co.	3.500%	10/1/24	1,200	1,171
Eastman Chemical Co.	5.500%	11/15/19	3,650	4,125
Eastman Chemical Co.	4.500%	1/15/21	1,600	1,708
Eastman Chemical Co.	3.600%	8/15/22	4,025	4,051
Ecolab Inc.	4.350%	12/8/21	8,300	8,944
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,755	5,255
EI du Pont de Nemours & Co.	3.625%	1/15/21	6,025	6,343
EI du Pont de Nemours & Co.	4.250%	4/1/21	3,000	3,258
EI du Pont de Nemours & Co.	2.800%	2/15/23	3,800	3,680
FMC Corp.	3.950%	2/1/22	3,050	3,169
FMC Corp.	4.100%	2/1/24	1,500	1,555
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	11,613	11,540
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	12,300	11,991
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	8,814	8,696
Georgia-Pacific LLC	8.000%	1/15/24	2,750	3,696
Goldcorp Inc.	3.700%	3/15/23	6,400	6,275
International Paper Co.	7.500%	8/15/21	7,465	9,271
International Paper Co.	4.750%	2/15/22	6,335	6,843
Kinross Gold Corp.	5.125%	9/1/21	2,450	2,512
5 Kinross Gold Corp.	5.950%	3/15/24	2,150	2,205
LyondellBasell Industries NV	6.000%	11/15/21	8,750	10,150
LyondellBasell Industries NV	5.750%	4/15/24	2,625	3,026
Methanex Corp.	3.250%	12/15/19	1,975	2,006
Monsanto Co.	2.750%	7/15/21	5,000	4,944
Monsanto Co.	2.200%	7/15/22	1,450	1,369
Monsanto Co.	3.375%	7/15/24	3,000	3,000
Mosaic Co.	3.750%	11/15/21	1,500	1,558
Mosaic Co.	4.250%	11/15/23	5,000	5,194
NewMarket Corp.	4.100%	12/15/22	300	302
Newmont Mining Corp.	5.125%	10/1/19	4,925	5,348
Newmont Mining Corp.	3.500%	3/15/22	7,415	6,886
Nucor Corp.	4.125%	9/15/22	3,450	3,671
Nucor Corp.	4.000%	8/1/23	1,285	1,316
Packaging Corp. of America	3.900%	6/15/22	1,900	1,958
Packaging Corp. of America	4.500%	11/1/23	5,650	5,980
Packaging Corp. of America	3.650%	9/15/24	1,300	1,277
Plains Exploration & Production Co.	6.500%	11/15/20	7,517	8,240
Plains Exploration & Production Co.	6.625%	5/1/21	1,355	1,484

Plains Exploration & Production Co.	6.750%	2/1/22	4,152	4,609
Plains Exploration & Production Co.	6.875%	2/15/23	4,934	5,594
Plum Creek Timberlands LP	4.700%	3/15/21	3,300	3,570
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,800	2,018
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	6,750	6,924
PPG Industries Inc.	3.600%	11/15/20	5,850	6,066
Praxair Inc.	4.050%	3/15/21	575	622
Praxair Inc.	3.000%	9/1/21	4,425	4,524
Praxair Inc.	2.450%	2/15/22	7,350	7,116
Praxair Inc.	2.200%	8/15/22	2,250	2,124
Rayonier Inc.	3.750%	4/1/22	1,750	1,757
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,125	2,185
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	3,325	3,513
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,775	5,959
Rio Tinto Finance USA plc	3.500%	3/22/22	5,500	5,615
Rio Tinto Finance USA plc	2.875%	8/21/22	10,025	9,681
Rock-Tenn Co.	3.500%	3/1/20	1,795	1,826
Rock-Tenn Co.	4.000%	3/1/23	6,500	6,605
RPM International Inc.	6.125%	10/15/19	2,575	2,940
RPM International Inc.	3.450%	11/15/22	2,900	2,825
Sigma-Aldrich Corp.	3.375%	11/1/20	750	776
Southern Copper Corp.	5.375%	4/16/20	1,725	1,888
Southern Copper Corp.	3.500%	11/8/22	1,500	1,464
Syngenta Finance NV	3.125%	3/28/22	2,500	2,512
Teck Resources Ltd.	4.750%	1/15/22	5,845	6,103
Teck Resources Ltd.	3.750%	2/1/23	3,700	3,491
Vale Overseas Ltd.	4.625%	9/15/20	5,875	6,200
Vale Overseas Ltd.	4.375%	1/11/22	11,170	11,223
Valspar Corp.	4.200%	1/15/22	1,550	1,639
Westlake Chemical Corp.	3.600%	7/15/22	550	544
Weyerhaeuser Co.	7.375%	10/1/19	3,250	3,909
5 Yamana Gold Inc.	4.950%	7/15/24	1,030	1,036

Capital Goods (2.1%)
3M Co.	2.000%	6/26/22	3,125	2,979
ABB Finance USA Inc.	2.875%	5/8/22	7,165	7,083
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,875
Boeing Co.	4.875%	2/15/20	8,200	9,253
Boeing Co.	7.950%	8/15/24	287	399
Carlisle Cos. Inc.	3.750%	11/15/22	3,350	3,358
Caterpillar Financial Services Corp.	2.850%	6/1/22	2,750	2,730
Caterpillar Financial Services Corp.	3.750%	11/24/23	2,000	2,084
Caterpillar Financial Services Corp.	3.300%	6/9/24	1,000	1,000
Caterpillar Inc.	3.900%	5/27/21	2,485	2,671
Caterpillar Inc.	2.600%	6/26/22	5,375	5,233
Caterpillar Inc.	3.400%	5/15/24	8,000	8,056
Cooper US Inc.	3.875%	12/15/20	5,000	5,287
Crane Co.	4.450%	12/15/23	2,790	2,926
Danaher Corp.	3.900%	6/23/21	2,025	2,177
Deere & Co.	4.375%	10/16/19	850	935
Deere & Co.	2.600%	6/8/22	9,200	8,934
Dover Corp.	4.300%	3/1/21	5,500	5,996
Eaton Corp.	2.750%	11/2/22	7,475	7,225
5 Embraer Overseas Ltd.	5.696%	9/16/23	4,043	4,312
Embraer SA	5.150%	6/15/22	800	849
Emerson Electric Co.	4.875%	10/15/19	1,550	1,730
Emerson Electric Co.	4.250%	11/15/20	1,400	1,520

Emerson Electric Co.	2.625%	2/15/23	6,525	6,301
Flowserve Corp.	3.500%	9/15/22	8,025	7,984
General Dynamics Corp.	3.875%	7/15/21	4,075	4,364
General Dynamics Corp.	2.250%	11/15/22	5,325	5,034
General Electric Co.	2.700%	10/9/22	18,625	18,133
General Electric Co.	3.375%	3/11/24	4,000	4,042
Honeywell International Inc.	4.250%	3/1/21	7,711	8,456
IDEX Corp.	4.200%	12/15/21	400	412
Illinois Tool Works Inc.	3.500%	3/1/24	1,000	1,016
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	2,175	2,279
John Deere Capital Corp.	1.700%	1/15/20	2,325	2,254
John Deere Capital Corp.	2.800%	3/4/21	5,600	5,619
John Deere Capital Corp.	3.900%	7/12/21	6,300	6,763
John Deere Capital Corp.	3.150%	10/15/21	3,135	3,208
John Deere Capital Corp.	2.750%	3/15/22	425	421
John Deere Capital Corp.	2.800%	1/27/23	2,775	2,724
John Deere Capital Corp.	3.350%	6/12/24	1,500	1,512
Joy Global Inc.	5.125%	10/15/21	3,420	3,738
Kennametal Inc.	2.650%	11/1/19	2,550	2,552
Kennametal Inc.	3.875%	2/15/22	2,425	2,453
L-3 Communications Corp.	5.200%	10/15/19	6,400	7,070
L-3 Communications Corp.	4.750%	7/15/20	2,718	2,935
L-3 Communications Corp.	4.950%	2/15/21	4,900	5,318
L-3 Communications Corp.	3.950%	5/28/24	3,200	3,176
Lockheed Martin Corp.	4.250%	11/15/19	8,048	8,791
Lockheed Martin Corp.	3.350%	9/15/21	6,425	6,645
5 Martin Marietta Materials Inc.	4.250%	7/2/24	890	902
Mohawk Industries Inc.	3.850%	2/1/23	7,545	7,542
Northrop Grumman Corp.	3.500%	3/15/21	6,450	6,682
Northrop Grumman Corp.	3.250%	8/1/23	4,000	3,947
Pentair Finance SA	5.000%	5/15/21	3,000	3,300
Pentair Finance SA	3.150%	9/15/22	3,100	3,020
Precision Castparts Corp.	2.500%	1/15/23	5,700	5,446
Raytheon Co.	4.400%	2/15/20	1,225	1,343
Raytheon Co.	3.125%	10/15/20	8,315	8,550
Raytheon Co.	2.500%	12/15/22	7,725	7,351
Republic Services Inc.	5.000%	3/1/20	6,575	7,294
Republic Services Inc.	5.250%	11/15/21	10,063	11,391
Republic Services Inc.	3.550%	6/1/22	1,105	1,123
Republic Services Inc.	4.750%	5/15/23	825	905
Rockwell Collins Inc.	3.100%	11/15/21	1,800	1,813
Rockwell Collins Inc.	3.700%	12/15/23	500	518
Roper Industries Inc.	3.125%	11/15/22	2,275	2,222
Snap-on Inc.	6.125%	9/1/21	2,825	3,285
Sonoco Products Co.	4.375%	11/1/21	1,100	1,160
Stanley Black & Decker Inc.	3.400%	12/1/21	4,775	4,946
Stanley Black & Decker Inc.	2.900%	11/1/22	1,825	1,783
Textron Inc.	7.250%	10/1/19	1,000	1,193
Textron Inc.	3.650%	3/1/21	3,000	3,066
Textron Inc.	4.300%	3/1/24	500	516
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	600	717
United Technologies Corp.	4.500%	4/15/20	9,960	11,007
United Technologies Corp.	3.100%	6/1/22	14,200	14,205
Valmont Industries Inc.	6.625%	4/20/20	464	549
Waste Management Inc.	4.750%	6/30/20	4,800	5,297

Waste Management Inc.	4.600%	3/1/21	3,900	4,292

Communication (3.7%)
21st Century Fox America Inc.	4.500%	2/15/21	5,050	5,497
21st Century Fox America Inc.	3.000%	9/15/22	5,000	4,867
5 21st Century Fox America Inc.	3.700%	9/15/24	2,775	2,763
America Movil SAB de CV	5.000%	10/16/19	4,500	4,994
America Movil SAB de CV	5.000%	3/30/20	12,250	13,439
America Movil SAB de CV	3.125%	7/16/22	8,050	7,847
American Tower Corp.	5.050%	9/1/20	3,070	3,345
American Tower Corp.	3.450%	9/15/21	4,100	4,030
American Tower Corp.	5.900%	11/1/21	3,400	3,818
American Tower Corp.	4.700%	3/15/22	550	576
American Tower Corp.	3.500%	1/31/23	10,301	9,794
American Tower Corp.	5.000%	2/15/24	3,825	4,010
AT&T Inc.	4.450%	5/15/21	6,162	6,670
AT&T Inc.	3.875%	8/15/21	9,350	9,792
AT&T Inc.	3.000%	2/15/22	10,725	10,548
AT&T Inc.	2.625%	12/1/22	7,850	7,460
AT&T Inc.	3.900%	3/11/24	3,025	3,079
CBS Corp.	5.750%	4/15/20	220	251
CBS Corp.	4.300%	2/15/21	1,300	1,383
CBS Corp.	3.700%	8/15/24	3,000	2,962
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	1,250	1,230
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	5,923	8,472
Comcast Corp.	5.150%	3/1/20	3,325	3,767
Comcast Corp.	3.125%	7/15/22	4,425	4,459
Comcast Corp.	2.850%	1/15/23	6,900	6,758
Comcast Corp.	3.600%	3/1/24	6,075	6,185
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	3,300	3,785
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	11,323	12,708
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	4,500	4,872
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	9,405	10,388
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	5,150	5,236
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	6,865	7,138
Discovery Communications LLC	5.050%	6/1/20	5,400	5,985
Discovery Communications LLC	4.375%	6/15/21	4,350	4,668
Discovery Communications LLC	3.300%	5/15/22	1,900	1,883
Interpublic Group of Cos. Inc.	4.000%	3/15/22	3,000	3,061
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,988
Interpublic Group of Cos. Inc.	4.200%	4/15/24	2,675	2,695
Moody's Corp.	5.500%	9/1/20	200	226
Moody's Corp.	4.500%	9/1/22	7,450	7,858
Moody's Corp.	4.875%	2/15/24	3,250	3,490
NBCUniversal Media LLC	5.150%	4/30/20	11,438	12,970
NBCUniversal Media LLC	4.375%	4/1/21	5,334	5,818
NBCUniversal Media LLC	2.875%	1/15/23	7,850	7,691
Omnicom Group Inc.	4.450%	8/15/20	10,700	11,495
Omnicom Group Inc.	3.625%	5/1/22	3,000	3,052

Orange SA	4.125%	9/14/21	6,925	7,288
Qwest Corp.	6.750%	12/1/21	4,930	5,585
Reed Elsevier Capital Inc.	3.125%	10/15/22	6,313	6,168
Rogers Communications Inc.	3.000%	3/15/23	2,665	2,556
Rogers Communications Inc.	4.100%	10/1/23	5,350	5,565
Telefonica Emisiones SAU	5.134%	4/27/20	6,700	7,332
Telefonica Emisiones SAU	5.462%	2/16/21	9,560	10,614
Telefonica Emisiones SAU	4.570%	4/27/23	3,500	3,640
Thomson Reuters Corp.	4.700%	10/15/19	2,350	2,585
Thomson Reuters Corp.	3.950%	9/30/21	1,375	1,438
Thomson Reuters Corp.	4.300%	11/23/23	6,200	6,460
Time Warner Cable Inc.	5.000%	2/1/20	11,185	12,414
Time Warner Cable Inc.	4.125%	2/15/21	3,175	3,366
Time Warner Cable Inc.	4.000%	9/1/21	8,500	8,954
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,703	2,270
Time Warner Inc.	4.875%	3/15/20	3,920	4,329
Time Warner Inc.	4.700%	1/15/21	4,285	4,690
Time Warner Inc.	4.750%	3/29/21	8,775	9,548
Time Warner Inc.	4.000%	1/15/22	5,350	5,575
Time Warner Inc.	3.400%	6/15/22	3,226	3,229
Time Warner Inc.	4.050%	12/15/23	2,500	2,563
Time Warner Inc.	3.550%	6/1/24	1,725	1,699
5 Verizon Communications Inc.	2.625%	2/21/20	14,848	14,663
Verizon Communications Inc.	4.500%	9/15/20	21,405	23,099
Verizon Communications Inc.	3.450%	3/15/21	5,000	5,068
Verizon Communications Inc.	4.600%	4/1/21	8,025	8,731
Verizon Communications Inc.	3.500%	11/1/21	12,982	13,117
Verizon Communications Inc.	2.450%	11/1/22	2,175	2,021
Verizon Communications Inc.	5.150%	9/15/23	66,790	73,874
Verizon Communications Inc.	4.150%	3/15/24	5,000	5,148
Viacom Inc.	4.500%	3/1/21	950	1,027
Viacom Inc.	3.125%	6/15/22	4,875	4,790
Viacom Inc.	4.250%	9/1/23	7,925	8,166
Viacom Inc.	3.875%	4/1/24	7,675	7,645
Vodafone Group plc	4.375%	3/16/21	3,000	3,210
Vodafone Group plc	2.500%	9/26/22	4,650	4,291
Vodafone Group plc	2.950%	2/19/23	9,630	9,091
Walt Disney Co.	3.750%	6/1/21	1,600	1,710
Walt Disney Co.	2.750%	8/16/21	5,875	5,947
Walt Disney Co.	2.550%	2/15/22	6,000	5,899
Walt Disney Co.	2.350%	12/1/22	3,875	3,709
WPP Finance 2010	4.750%	11/21/21	9,589	10,463
WPP Finance 2010	3.750%	9/19/24	550	543

Consumer Cyclical (2.5%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,725	1,952
Advance Auto Parts Inc.	4.500%	1/15/22	1,500	1,578
Advance Auto Parts Inc.	4.500%	12/1/23	3,646	3,820
Amazon.com Inc.	2.500%	11/29/22	9,825	9,237
AutoZone Inc.	4.000%	11/15/20	250	264
AutoZone Inc.	3.700%	4/15/22	5,650	5,768
AutoZone Inc.	3.125%	7/15/23	2,025	1,966
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,425	1,414
BorgWarner Inc.	4.625%	9/15/20	950	1,030
Brinker International Inc.	3.875%	5/15/23	3,550	3,466
Carnival Corp.	3.950%	10/15/20	2,775	2,904
Costco Wholesale Corp.	1.700%	12/15/19	6,825	6,676

Cummins Inc.	3.650%	10/1/23	1,339	1,385
CVS Health Corp.	4.750%	5/18/20	50	56
CVS Health Corp.	4.125%	5/15/21	1,000	1,070
CVS Health Corp.	2.750%	12/1/22	7,260	6,934
CVS Health Corp.	4.000%	12/5/23	8,600	8,959
CVS Health Corp.	3.375%	8/12/24	3,750	3,697
Darden Restaurants Inc.	3.350%	11/1/22	391	363
Delphi Corp.	5.000%	2/15/23	3,070	3,285
Delphi Corp.	4.150%	3/15/24	3,000	3,063
Dollar General Corp.	3.250%	4/15/23	5,120	4,575
eBay Inc.	3.250%	10/15/20	2,935	3,000
eBay Inc.	2.875%	8/1/21	3,800	3,710
eBay Inc.	2.600%	7/15/22	5,575	5,260
eBay Inc.	3.450%	8/1/24	5,975	5,798
Expedia Inc.	5.950%	8/15/20	3,450	3,878
Family Dollar Stores Inc.	5.000%	2/1/21	1,450	1,505
Ford Motor Credit Co. LLC	8.125%	1/15/20	10,025	12,531
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,625	10,947
Ford Motor Credit Co. LLC	5.875%	8/2/21	8,175	9,396
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,650	10,085
Ford Motor Credit Co. LLC	4.375%	8/6/23	3,000	3,137
Gap Inc.	5.950%	4/12/21	8,555	9,702
Home Depot Inc.	3.950%	9/15/20	400	434
Home Depot Inc.	4.400%	4/1/21	6,725	7,451
Home Depot Inc.	2.700%	4/1/23	2,175	2,107
Home Depot Inc.	3.750%	2/15/24	6,375	6,633
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,420
Host Hotels & Resorts LP	5.250%	3/15/22	5,500	6,016
Host Hotels & Resorts LP	4.750%	3/1/23	922	972
Host Hotels & Resorts LP	3.750%	10/15/23	375	369
Hyatt Hotels Corp.	5.375%	8/15/21	900	1,011
Hyatt Hotels Corp.	3.375%	7/15/23	2,025	1,971
International Game Technology	5.500%	6/15/20	1,575	1,664
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,169
Johnson Controls Inc.	4.250%	3/1/21	850	909
Johnson Controls Inc.	3.750%	12/1/21	3,850	3,959
Johnson Controls Inc.	3.625%	7/2/24	2,225	2,203
Kohl's Corp.	4.000%	11/1/21	3,800	3,970
Kohl's Corp.	3.250%	2/1/23	3,810	3,689
Lowe's Cos. Inc.	4.625%	4/15/20	2,750	3,049
Lowe's Cos. Inc.	3.750%	4/15/21	500	532
Lowe's Cos. Inc.	3.800%	11/15/21	4,250	4,496
Lowe's Cos. Inc.	3.120%	4/15/22	4,450	4,509
Lowe's Cos. Inc.	3.875%	9/15/23	2,600	2,741
Lowe's Cos. Inc.	3.125%	9/15/24	2,000	1,960
Macy's Retail Holdings Inc.	3.875%	1/15/22	7,718	8,021
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,000	956
Macy's Retail Holdings Inc.	4.375%	9/1/23	575	607
7 Macy's Retail Holdings Inc.	3.625%	6/1/24	5,500	5,443
Marriott International Inc.	3.375%	10/15/20	3,275	3,366
Marriott International Inc.	3.250%	9/15/22	2,600	2,587
MasterCard Inc.	3.375%	4/1/24	4,825	4,880
McDonald's Corp.	3.625%	5/20/21	3,500	3,721
McDonald's Corp.	2.625%	1/15/22	5,800	5,743
McDonald's Corp.	3.250%	6/10/24	800	792
NIKE Inc.	2.250%	5/1/23	2,473	2,340
Nordstrom Inc.	4.750%	5/1/20	2,675	2,947

Nordstrom Inc.	4.000%	10/15/21	3,254	3,481
NVR Inc.	3.950%	9/15/22	4,725	4,765
O'Reilly Automotive Inc.	4.875%	1/14/21	1,825	1,992
O'Reilly Automotive Inc.	3.800%	9/1/22	2,500	2,554
O'Reilly Automotive Inc.	3.850%	6/15/23	2,175	2,219
QVC Inc.	5.125%	7/2/22	2,850	2,995
QVC Inc.	4.375%	3/15/23	3,225	3,214
QVC Inc.	4.850%	4/1/24	2,475	2,531
Ross Stores Inc.	3.375%	9/15/24	1,275	1,268
Signet UK Finance plc	4.700%	6/15/24	2,000	2,014
Staples Inc.	4.375%	1/12/23	2,875	2,849
Starbucks Corp.	3.850%	10/1/23	6,650	6,957
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,230	1,180
Target Corp.	3.875%	7/15/20	5,225	5,596
Target Corp.	2.900%	1/15/22	3,225	3,199
Target Corp.	3.500%	7/1/24	4,750	4,752
5 Tiffany & Co.	3.800%	10/1/24	1,225	1,223
TJX Cos. Inc.	2.750%	6/15/21	6,850	6,813
TJX Cos. Inc.	2.500%	5/15/23	425	406
Toyota Motor Credit Corp.	4.500%	6/17/20	4,700	5,182
Toyota Motor Credit Corp.	4.250%	1/11/21	3,475	3,789
Toyota Motor Credit Corp.	2.750%	5/17/21	2,950	2,957
Toyota Motor Credit Corp.	3.400%	9/15/21	6,005	6,191
Toyota Motor Credit Corp.	3.300%	1/12/22	6,800	6,989
VF Corp.	3.500%	9/1/21	3,575	3,755
Wal-Mart Stores Inc.	3.625%	7/8/20	10,200	10,842
Wal-Mart Stores Inc.	3.250%	10/25/20	8,200	8,541
Wal-Mart Stores Inc.	4.250%	4/15/21	6,150	6,754
Wal-Mart Stores Inc.	2.550%	4/11/23	9,300	8,917
Wal-Mart Stores Inc.	3.300%	4/22/24	3,600	3,640
Walgreen Co.	3.100%	9/15/22	5,875	5,676
Wyndham Worldwide Corp.	4.250%	3/1/22	3,035	3,067
Wyndham Worldwide Corp.	3.900%	3/1/23	5,325	5,237

Consumer Noncyclical (5.6%)
Abbott Laboratories	4.125%	5/27/20	4,825	5,242
AbbVie Inc.	2.900%	11/6/22	12,050	11,508
5 Actavis Funding SCS	3.850%	6/15/24	7,325	7,086
Actavis Inc.	3.250%	10/1/22	8,950	8,605
Allergan Inc.	3.375%	9/15/20	3,018	2,982
Altria Group Inc.	4.750%	5/5/21	9,150	9,990
Altria Group Inc.	2.850%	8/9/22	8,425	8,072
Altria Group Inc.	2.950%	5/2/23	750	715
Altria Group Inc.	4.000%	1/31/24	8,025	8,184
AmerisourceBergen Corp.	3.500%	11/15/21	4,900	5,045
AmerisourceBergen Corp.	3.400%	5/15/24	3,200	3,181
Amgen Inc.	3.450%	10/1/20	5,800	6,008
Amgen Inc.	4.100%	6/15/21	3,700	3,930
Amgen Inc.	3.875%	11/15/21	11,800	12,407
Amgen Inc.	3.625%	5/15/22	6,100	6,210
Amgen Inc.	3.625%	5/22/24	7,550	7,484
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	6,375	5,997
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,715	8,773
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	6,325	7,593
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,100	13,673
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,680	5,213
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,175	1,275

Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	18,200	17,202
Archer-Daniels-Midland Co.	4.479%	3/1/21	4,150	4,573
Avon Products Inc.	4.600%	3/15/20	2,575	2,630
Avon Products Inc.	5.000%	3/15/23	4,425	4,337
Baxter International Inc.	4.250%	3/15/20	2,850	3,076
Baxter International Inc.	2.400%	8/15/22	1,625	1,535
Baxter International Inc.	3.200%	6/15/23	7,175	7,108
Beam Suntory Inc.	3.250%	5/15/22	925	922
Beam Suntory Inc.	3.250%	6/15/23	500	488
Becton Dickinson & Co.	3.250%	11/12/20	5,473	5,693
Becton Dickinson & Co.	3.125%	11/8/21	4,975	5,090
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,000	2,115
Boston Scientific Corp.	6.000%	1/15/20	4,400	5,023
Bristol-Myers Squibb Co.	2.000%	8/1/22	6,525	6,041
Bristol-Myers Squibb Co.	7.150%	6/15/23	425	552
Brown-Forman Corp.	2.250%	1/15/23	575	536
Campbell Soup Co.	4.250%	4/15/21	1,568	1,685
Campbell Soup Co.	2.500%	8/2/22	3,000	2,837
Cardinal Health Inc.	4.625%	12/15/20	4,125	4,495
Cardinal Health Inc.	3.200%	6/15/22	100	99
Cardinal Health Inc.	3.200%	3/15/23	2,610	2,556
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,200	3,127
Celgene Corp.	3.950%	10/15/20	1,960	2,077
Celgene Corp.	3.250%	8/15/22	5,425	5,382
Celgene Corp.	4.000%	8/15/23	3,400	3,522
Celgene Corp.	3.625%	5/15/24	5,725	5,679
Clorox Co.	3.800%	11/15/21	100	105
Clorox Co.	3.050%	9/15/22	4,488	4,452
Coca-Cola Co.	2.450%	11/1/20	8,725	8,756
Coca-Cola Co.	3.150%	11/15/20	3,785	3,942
Coca-Cola Co.	3.300%	9/1/21	9,325	9,685
Coca-Cola Co.	2.500%	4/1/23	925	886
Coca-Cola Co.	3.200%	11/1/23	9,775	9,787
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,350	2,431
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,000	2,183
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,171
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,900	7,121
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	300	403
Colgate-Palmolive Co.	2.450%	11/15/21	1,500	1,488
Colgate-Palmolive Co.	2.300%	5/3/22	2,700	2,608
Colgate-Palmolive Co.	2.100%	5/1/23	1,550	1,453
Colgate-Palmolive Co.	3.250%	3/15/24	1,500	1,514
ConAgra Foods Inc.	3.250%	9/15/22	2,875	2,792
ConAgra Foods Inc.	3.200%	1/25/23	6,515	6,237
Covidien International Finance SA	3.200%	6/15/22	6,475	6,513
Covidien International Finance SA	2.950%	6/15/23	8,175	7,897
CR Bard Inc.	4.400%	1/15/21	2,293	2,501
DENTSPLY International Inc.	4.125%	8/15/21	2,000	2,095
Diageo Capital plc	4.828%	7/15/20	1,415	1,579
Diageo Capital plc	2.625%	4/29/23	2,385	2,258
Diageo Investment Corp.	2.875%	5/11/22	11,750	11,514
Dignity Health California GO	3.125%	11/1/22	1,600	1,520
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	2,500	2,525
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	500	483
Energizer Holdings Inc.	4.700%	5/19/21	2,300	2,372
Energizer Holdings Inc.	4.700%	5/24/22	3,650	3,760
Estee Lauder Cos. Inc.	2.350%	8/15/22	2,475	2,367

Express Scripts Holding Co.	4.750%	11/15/21	3,823	4,176
Express Scripts Holding Co.	3.900%	2/15/22	10,675	11,024
Express Scripts Holding Co.	3.500%	6/15/24	4,500	4,408
Flowers Foods Inc.	4.375%	4/1/22	1,000	1,046
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,600	1,489
General Mills Inc.	3.150%	12/15/21	5,000	5,082
General Mills Inc.	3.650%	2/15/24	2,264	2,299
Gilead Sciences Inc.	4.500%	4/1/21	4,585	5,012
Gilead Sciences Inc.	4.400%	12/1/21	7,325	8,004
Gilead Sciences Inc.	3.700%	4/1/24	12,800	13,042
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,650	4,495
GlaxoSmithKline Capital plc	2.850%	5/8/22	11,875	11,672
Hasbro Inc.	3.150%	5/15/21	2,000	2,003
Hershey Co.	2.625%	5/1/23	3,000	2,903
Hillshire Brands Co.	4.100%	9/15/20	173	179
Hormel Foods Corp.	4.125%	4/15/21	875	951
Ingredion Inc.	4.625%	11/1/20	2,000	2,150
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,525	1,491
JM Smucker Co.	3.500%	10/15/21	3,950	4,086
Johnson & Johnson	2.950%	9/1/20	2,000	2,075
Johnson & Johnson	3.550%	5/15/21	675	727
Johnson & Johnson	3.375%	12/5/23	3,000	3,128
Kaiser Foundation Hospitals	3.500%	4/1/22	1,825	1,840
Kellogg Co.	4.150%	11/15/19	2,825	3,041
Kellogg Co.	4.000%	12/15/20	4,923	5,270
Kimberly-Clark Corp.	3.625%	8/1/20	1,000	1,055
Kimberly-Clark Corp.	3.875%	3/1/21	2,095	2,268
Kimberly-Clark Corp.	2.400%	3/1/22	1,600	1,562
Kimberly-Clark Corp.	2.400%	6/1/23	1,625	1,542
Koninklijke Philips NV	3.750%	3/15/22	6,700	6,981
Kraft Foods Group Inc.	5.375%	2/10/20	1,923	2,172
Kraft Foods Group Inc.	3.500%	6/6/22	14,100	14,285
Kroger Co.	6.150%	1/15/20	3,504	4,083
Kroger Co.	3.300%	1/15/21	3,625	3,675
Kroger Co.	3.400%	4/15/22	3,000	3,009
Kroger Co.	3.850%	8/1/23	1,660	1,691
Kroger Co.	4.000%	2/1/24	6,900	7,070
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,000	1,071
Laboratory Corp. of America Holdings	3.750%	8/23/22	2,600	2,636
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,875	1,928
Life Technologies Corp.	6.000%	3/1/20	4,000	4,624
Life Technologies Corp.	5.000%	1/15/21	4,025	4,467
Lorillard Tobacco Co.	6.875%	5/1/20	3,975	4,661
Lorillard Tobacco Co.	3.750%	5/20/23	2,975	2,929
Mattel Inc.	3.150%	3/15/23	2,000	1,967
McCormick & Co. Inc.	3.900%	7/15/21	1,850	1,981
McCormick & Co. Inc.	3.500%	9/1/23	475	488
McKesson Corp.	4.750%	3/1/21	2,925	3,260
McKesson Corp.	2.700%	12/15/22	2,000	1,912
McKesson Corp.	3.796%	3/15/24	7,300	7,365
Mead Johnson Nutrition Co.	4.900%	11/1/19	3,225	3,558
Medtronic Inc.	4.450%	3/15/20	10,910	12,025
Medtronic Inc.	4.125%	3/15/21	200	214
Medtronic Inc.	3.125%	3/15/22	3,385	3,370
Medtronic Inc.	2.750%	4/1/23	6,375	6,120
Medtronic Inc.	3.625%	3/15/24	2,000	2,048
Merck & Co. Inc.	3.875%	1/15/21	8,700	9,290

	Merck & Co. Inc.	2.400%	9/15/22	4,950	4,726
	Merck & Co. Inc.	2.800%	5/18/23	7,900	7,684
	Molson Coors Brewing Co.	3.500%	5/1/22	2,800	2,812
	Mondelez International Inc.	5.375%	2/10/20	10,402	11,815
	Mondelez International Inc.	4.000%	2/1/24	9,925	10,178
	Mylan Inc.	4.200%	11/29/23	6,725	6,882
	Newell Rubbermaid Inc.	4.000%	6/15/22	4,400	4,561
	Novant Health Inc.	5.850%	11/1/19	1,300	1,493
	Novartis Capital Corp.	4.400%	4/24/20	6,300	6,981
	Novartis Capital Corp.	2.400%	9/21/22	5,727	5,531
	Novartis Capital Corp.	3.400%	5/6/24	12,725	12,908
	Partners Healthcare System Massachusetts
	GO	3.443%	7/1/21	1,325	1,375
	PepsiCo Inc.	4.500%	1/15/20	1,900	2,102
	PepsiCo Inc.	3.125%	11/1/20	4,400	4,548
	PepsiCo Inc.	3.000%	8/25/21	9,200	9,324
	PepsiCo Inc.	2.750%	3/5/22	6,650	6,530
	PepsiCo Inc.	2.750%	3/1/23	6,800	6,564
	PepsiCo Inc.	3.600%	3/1/24	2,025	2,076
	PerkinElmer Inc.	5.000%	11/15/21	3,850	4,182
5	Perrigo Co. plc	4.000%	11/15/23	4,725	4,807
	Pfizer Inc.	3.000%	6/15/23	2,843	2,810
	Pfizer Inc.	3.400%	5/15/24	8,500	8,483
	Philip Morris International Inc.	4.500%	3/26/20	1,700	1,869
	Philip Morris International Inc.	4.125%	5/17/21	2,000	2,169
	Philip Morris International Inc.	2.900%	11/15/21	5,500	5,505
	Philip Morris International Inc.	2.500%	8/22/22	3,625	3,468
	Philip Morris International Inc.	2.625%	3/6/23	3,700	3,543
	Philip Morris International Inc.	3.600%	11/15/23	3,225	3,266
	Procter & Gamble Co.	2.300%	2/6/22	5,000	4,882
	Procter & Gamble Co.	3.100%	8/15/23	8,000	8,090
	Quest Diagnostics Inc.	4.750%	1/30/20	2,100	2,268
	Quest Diagnostics Inc.	4.700%	4/1/21	1,350	1,461
	Quest Diagnostics Inc.	4.250%	4/1/24	700	711
	Reynolds American Inc.	3.250%	11/1/22	4,350	4,195
	Reynolds American Inc.	4.850%	9/15/23	3,000	3,203
	Safeway Inc.	3.950%	8/15/20	3,559	3,593
	Sanofi	4.000%	3/29/21	17,250	18,530
	St. Jude Medical Inc.	3.250%	4/15/23	5,325	5,269
	Stryker Corp.	4.375%	1/15/20	2,460	2,685
	Stryker Corp.	3.375%	5/15/24	3,625	3,602
[11] Sysco Corp.		2.350%	10/2/19	5,250	5,248
[11] Sysco Corp.		3.000%	10/2/21	4,150	4,146
	Sysco Corp.	2.600%	6/12/22	1,950	1,878
[11] Sysco Corp.		3.500%	10/2/24	2,000	2,001
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	8,800	8,952
	Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	8,235	7,866
	Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	300	306
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,725	2,661
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	707
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,950	3,216
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	11,845	12,228
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,275	1,243
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,500	2,589
	Tupperware Brands Corp.	4.750%	6/1/21	3,225	3,432
	Tyson Foods Inc.	4.500%	6/15/22	5,150	5,458
	Tyson Foods Inc.	3.950%	8/15/24	3,800	3,795

Unilever Capital Corp.	4.250%	2/10/21	6,880	7,564
Whirlpool Corp.	4.850%	6/15/21	3,500	3,834
Whirlpool Corp.	3.700%	3/1/23	1,500	1,505
Whirlpool Corp.	4.000%	3/1/24	1,925	1,930
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,489
Zimmer Holdings Inc.	3.375%	11/30/21	350	354
Zoetis Inc.	3.250%	2/1/23	6,485	6,344

Energy (4.3%)
Apache Corp.	3.625%	2/1/21	4,325	4,491
Apache Corp.	3.250%	4/15/22	5,286	5,313
BP Capital Markets plc	4.500%	10/1/20	8,730	9,531
BP Capital Markets plc	4.742%	3/11/21	8,900	9,821
BP Capital Markets plc	3.561%	11/1/21	2,600	2,677
BP Capital Markets plc	3.245%	5/6/22	10,285	10,244
BP Capital Markets plc	2.500%	11/6/22	8,275	7,778
BP Capital Markets plc	2.750%	5/10/23	16,263	15,393
BP Capital Markets plc	3.814%	2/10/24	3,900	3,964
Buckeye Partners LP	4.875%	2/1/21	3,510	3,740
Buckeye Partners LP	4.150%	7/1/23	4,000	4,001
Cameron International Corp.	4.500%	6/1/21	1,150	1,229
Cameron International Corp.	3.600%	4/30/22	850	863
Cameron International Corp.	4.000%	12/15/23	1,000	1,029
Cameron International Corp.	3.700%	6/15/24	2,800	2,803
Canadian Natural Resources Ltd.	3.450%	11/15/21	875	900
Canadian Natural Resources Ltd.	3.800%	4/15/24	525	535
Cenovus Energy Inc.	5.700%	10/15/19	8,025	9,209
Cenovus Energy Inc.	3.000%	8/15/22	4,275	4,203
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,977	4,325
Chevron Corp.	2.427%	6/24/20	6,500	6,570
Chevron Corp.	2.355%	12/5/22	11,625	11,090
Chevron Corp.	3.191%	6/24/23	8,575	8,638
ConocoPhillips	6.000%	1/15/20	3,476	4,090
ConocoPhillips Co.	2.400%	12/15/22	4,175	4,005
Continental Resources Inc.	5.000%	9/15/22	10,100	10,638
Continental Resources Inc.	4.500%	4/15/23	10,675	11,070
Continental Resources Inc.	3.800%	6/1/24	4,700	4,609
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	2,320	2,581
DCP Midstream Operating LP	4.950%	4/1/22	3,050	3,313
DCP Midstream Operating LP	3.875%	3/15/23	4,950	4,933
Devon Energy Corp.	4.000%	7/15/21	4,000	4,225
Diamond Offshore Drilling Inc.	3.450%	11/1/23	425	406
Dominion Gas Holdings LLC	3.550%	11/1/23	6,791	6,868
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	3,500	4,004
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	7,500	8,070
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	3,635	3,608
5 Enable Midstream Partners LP	3.900%	5/15/24	2,900	2,885
Enbridge Energy Partners LP	5.200%	3/15/20	2,175	2,419
Enbridge Energy Partners LP	4.200%	9/15/21	3,675	3,864
Enbridge Inc.	4.000%	10/1/23	950	983
Enbridge Inc.	3.500%	6/10/24	3,650	3,604
Encana Corp.	3.900%	11/15/21	3,835	3,996
Energy Transfer Partners LP	4.150%	10/1/20	2,700	2,806
Energy Transfer Partners LP	4.650%	6/1/21	425	450
Energy Transfer Partners LP	5.200%	2/1/22	8,440	9,064
Energy Transfer Partners LP	3.600%	2/1/23	9,000	8,688

Energy Transfer Partners LP	4.900%	2/1/24	2,000	2,092
EnLink Midstream Partners LP	4.400%	4/1/24	1,575	1,640
Ensco plc	4.700%	3/15/21	7,735	8,123
Enterprise Products Operating LLC	5.250%	1/31/20	5,950	6,705
Enterprise Products Operating LLC	5.200%	9/1/20	5,075	5,700
Enterprise Products Operating LLC	4.050%	2/15/22	2,450	2,582
Enterprise Products Operating LLC	3.350%	3/15/23	8,460	8,329
Enterprise Products Operating LLC	3.900%	2/15/24	2,600	2,642
EOG Resources Inc.	4.400%	6/1/20	2,700	2,952
EOG Resources Inc.	4.100%	2/1/21	9,675	10,461
EOG Resources Inc.	2.625%	3/15/23	5,955	5,689
EQT Corp.	4.875%	11/15/21	2,215	2,409
FMC Technologies Inc.	3.450%	10/1/22	2,975	2,923
Gulf South Pipeline Co. LP	4.000%	6/15/22	3,175	3,201
Halliburton Co.	3.250%	11/15/21	2,200	2,256
Halliburton Co.	3.500%	8/1/23	4,575	4,671
Hess Corp.	3.500%	7/15/24	1,500	1,483
Husky Energy Inc.	7.250%	12/15/19	3,895	4,754
Husky Energy Inc.	4.000%	4/15/24	4,405	4,548
Kinder Morgan Energy Partners LP	6.850%	2/15/20	12,275	14,384
Kinder Morgan Energy Partners LP	3.500%	3/1/21	750	740
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,150	2,411
Kinder Morgan Energy Partners LP	4.150%	3/1/22	1,475	1,491
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,175	4,146
Kinder Morgan Energy Partners LP	3.450%	2/15/23	4,050	3,869
Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,850	2,706
Kinder Morgan Energy Partners LP	4.150%	2/1/24	725	718
Magellan Midstream Partners LP	4.250%	2/1/21	1,300	1,404
Marathon Oil Corp.	2.800%	11/1/22	4,750	4,552
Marathon Petroleum Corp.	5.125%	3/1/21	7,660	8,520
Marathon Petroleum Corp.	3.625%	9/15/24	1,600	1,566
Murphy Oil Corp.	3.700%	12/1/22	2,600	2,536
Nabors Industries Inc.	5.000%	9/15/20	1,450	1,589
Nabors Industries Inc.	4.625%	9/15/21	3,800	4,092
8 Nabors Industries Inc.	5.100%	9/15/23	3,525	3,832
National Oilwell Varco Inc.	2.600%	12/1/22	10,188	9,720
Nisource Finance Corp.	5.450%	9/15/20	3,117	3,518
Nisource Finance Corp.	4.450%	12/1/21	1,425	1,529
Nisource Finance Corp.	6.125%	3/1/22	3,175	3,718
Nisource Finance Corp.	3.850%	2/15/23	600	617
Noble Energy Inc.	4.150%	12/15/21	5,925	6,283
Noble Holding International Ltd.	4.900%	8/1/20	2,790	2,968
Noble Holding International Ltd.	4.625%	3/1/21	1,800	1,863
Noble Holding International Ltd.	3.950%	3/15/22	2,825	2,758
Occidental Petroleum Corp.	4.100%	2/1/21	8,925	9,612
Occidental Petroleum Corp.	3.125%	2/15/22	7,725	7,761
Occidental Petroleum Corp.	2.700%	2/15/23	7,600	7,304
ONEOK Partners LP	3.375%	10/1/22	4,763	4,662
ONEOK Partners LP	5.000%	9/15/23	2,000	2,170
Phillips 66	4.300%	4/1/22	10,000	10,609
Pioneer Natural Resources Co.	7.500%	1/15/20	3,600	4,379
Pioneer Natural Resources Co.	3.950%	7/15/22	3,000	3,045
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	2,760	3,171
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	4,625	5,117

Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	4,700	4,784
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	1,225	1,246
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	1,200	1,178
Pride International Inc.	6.875%	8/15/20	7,160	8,408
Rowan Cos. Inc.	4.875%	6/1/22	5,725	5,955
Rowan Cos. Inc.	4.750%	1/15/24	400	402
Sasol Financing International plc	4.500%	11/14/22	1,700	1,723
Schlumberger Investment SA	3.650%	12/1/23	7,545	7,780
Shell International Finance BV	4.375%	3/25/20	5,150	5,665
Shell International Finance BV	2.375%	8/21/22	4,895	4,717
Shell International Finance BV	2.250%	1/6/23	6,275	5,922
Shell International Finance BV	3.400%	8/12/23	5,850	5,929
Southwestern Energy Co.	4.100%	3/15/22	4,907	5,032
Spectra Energy Capital LLC	3.300%	3/15/23	3,210	3,054
Spectra Energy Partners LP	4.600%	6/15/21	1,850	2,008
Spectra Energy Partners LP	4.750%	3/15/24	5,900	6,325
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	925	901
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	3,000	3,034
Talisman Energy Inc.	3.750%	2/1/21	8,850	9,048
Total Capital Canada Ltd.	2.750%	7/15/23	1,550	1,506
Total Capital International SA	2.750%	6/19/21	5,000	5,037
Total Capital International SA	2.875%	2/17/22	5,215	5,188
Total Capital International SA	2.700%	1/25/23	8,800	8,453
Total Capital International SA	3.700%	1/15/24	8,525	8,738
Total Capital International SA	3.750%	4/10/24	850	873
Total Capital SA	4.450%	6/24/20	8,925	9,830
Total Capital SA	4.125%	1/28/21	6,130	6,607
Total Capital SA	4.250%	12/15/21	2,230	2,415
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,410	4,645
TransCanada PipeLines Ltd.	2.500%	8/1/22	8,400	7,965
TransCanada PipeLines Ltd.	3.750%	10/16/23	2,875	2,927
Transocean Inc.	6.500%	11/15/20	5,825	6,178
Transocean Inc.	6.375%	12/15/21	9,138	9,716
Transocean Inc.	3.800%	10/15/22	1,525	1,397
Valero Energy Corp.	6.125%	2/1/20	2,380	2,768
Weatherford International Ltd.	4.500%	4/15/22	6,544	6,835
Western Gas Partners LP	5.375%	6/1/21	5,725	6,392
Williams Cos. Inc.	7.875%	9/1/21	279	336
Williams Cos. Inc.	3.700%	1/15/23	7,000	6,591
Williams Cos. Inc.	4.550%	6/24/24	6,000	5,896
Williams Partners LP	5.250%	3/15/20	8,835	9,810
Williams Partners LP	4.000%	11/15/21	4,625	4,786
Williams Partners LP	3.350%	8/15/22	5,150	5,037
Williams Partners LP	4.300%	3/4/24	6,250	6,384

Other Industrial (0.1%)
Cintas Corp. No 2	4.300%	6/1/21	1,300	1,407
Cintas Corp. No 2	3.250%	6/1/22	1,450	1,478
Fluor Corp.	3.375%	9/15/21	2,300	2,378
Howard Hughes Medical Institute	3.500%	9/1/23	4,226	4,358
URS Corp.	5.000%	4/1/22	5,000	5,075

Technology (2.8%)
Adobe Systems Inc.	4.750%	2/1/20	4,325	4,758

Agilent Technologies Inc.	5.000%	7/15/20	3,100	3,372
Agilent Technologies Inc.	3.200%	10/1/22	4,475	4,347
Agilent Technologies Inc.	3.875%	7/15/23	3,000	3,011
Altera Corp.	4.100%	11/15/23	8,025	8,313
Amphenol Corp.	3.125%	9/15/21	2,500	2,493
Amphenol Corp.	4.000%	2/1/22	1,950	2,044
Analog Devices Inc.	2.875%	6/1/23	2,825	2,728
Apple Inc.	2.850%	5/6/21	19,425	19,431
Apple Inc.	2.400%	5/3/23	26,950	25,490
Apple Inc.	3.450%	5/6/24	12,825	12,925
Applied Materials Inc.	4.300%	6/15/21	3,725	4,035
Arrow Electronics Inc.	6.000%	4/1/20	1,184	1,341
Arrow Electronics Inc.	5.125%	3/1/21	2,000	2,155
Arrow Electronics Inc.	4.500%	3/1/23	1,725	1,780
Autodesk Inc.	3.600%	12/15/22	1,550	1,528
Avnet Inc.	4.875%	12/1/22	3,725	3,922
Baidu Inc.	3.500%	11/28/22	3,725	3,616
Broadcom Corp.	2.500%	8/15/22	2,500	2,377
Broadcom Corp.	3.500%	8/1/24	1,825	1,815
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,900	1,981
CA Inc.	5.375%	12/1/19	2,725	3,035
CA Inc.	4.500%	8/15/23	2,700	2,781
Cisco Systems Inc.	4.450%	1/15/20	12,144	13,374
Cisco Systems Inc.	2.900%	3/4/21	2,000	2,024
Cisco Systems Inc.	3.625%	3/4/24	7,150	7,311
Corning Inc.	4.250%	8/15/20	1,447	1,574
Corning Inc.	3.700%	11/15/23	2,500	2,557
Dun & Bradstreet Corp.	4.375%	12/1/22	1,225	1,254
EMC Corp.	2.650%	6/1/20	10,597	10,522
EMC Corp.	3.375%	6/1/23	5,253	5,156
Equifax Inc.	3.300%	12/15/22	1,070	1,055
Fidelity National Information Services Inc.	5.000%	3/15/22	2,225	2,347
Fidelity National Information Services Inc.	3.500%	4/15/23	10,163	9,968
Fidelity National Information Services Inc.	3.875%	6/5/24	2,760	2,760
Fiserv Inc.	4.625%	10/1/20	4,747	5,155
Fiserv Inc.	3.500%	10/1/22	1,615	1,620
Google Inc.	3.625%	5/19/21	2,435	2,590
Google Inc.	3.375%	2/25/24	500	508
Harris Corp.	4.400%	12/15/20	4,740	5,042
Hewlett-Packard Co.	4.300%	6/1/21	9,425	9,970
Hewlett-Packard Co.	4.375%	9/15/21	13,950	14,844
Hewlett-Packard Co.	4.650%	12/9/21	8,550	9,263
Intel Corp.	3.300%	10/1/21	13,116	13,493
Intel Corp.	2.700%	12/15/22	8,700	8,441
International Business Machines Corp.	1.625%	5/15/20	9,296	8,898
International Business Machines Corp.	2.900%	11/1/21	4,775	4,822
International Business Machines Corp.	1.875%	8/1/22	7,700	7,072
International Business Machines Corp.	3.375%	8/1/23	8,675	8,775
International Business Machines Corp.	3.625%	2/12/24	11,400	11,637
Jabil Circuit Inc.	5.625%	12/15/20	3,188	3,443
Jabil Circuit Inc.	4.700%	9/15/22	1,700	1,713
Juniper Networks Inc.	4.600%	3/15/21	725	772
Juniper Networks Inc.	4.500%	3/15/24	2,025	2,086
Leidos Holdings Inc.	4.450%	12/1/20	1,200	1,214
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	2,900	3,059
Lexmark International Inc.	5.125%	3/15/20	1,175	1,253

Maxim Integrated Products Inc.	3.375%	3/15/23	2,375	2,289
Microsoft Corp.	3.000%	10/1/20	4,025	4,171
Microsoft Corp.	2.125%	11/15/22	4,100	3,885
Microsoft Corp.	2.375%	5/1/23	1,675	1,602
Microsoft Corp.	3.625%	12/15/23	6,225	6,523
Motorola Solutions Inc.	3.750%	5/15/22	6,450	6,385
Motorola Solutions Inc.	4.000%	9/1/24	450	439
NetApp Inc.	3.375%	6/15/21	3,400	3,410
Oracle Corp.	2.250%	10/8/19	2,470	2,459
Oracle Corp.	3.875%	7/15/20	10,940	11,699
Oracle Corp.	2.800%	7/8/21	13,440	13,354
Oracle Corp.	2.500%	10/15/22	11,604	11,069
Oracle Corp.	3.625%	7/15/23	2,550	2,622
Oracle Corp.	3.400%	7/8/24	10,140	10,078
Pitney Bowes Inc.	4.625%	3/15/24	4,200	4,258
Seagate HDD Cayman	6.875%	5/1/20	3,225	3,418
Seagate HDD Cayman	7.000%	11/1/21	3,000	3,334
Seagate HDD Cayman	4.750%	6/1/23	4,200	4,237
Symantec Corp.	4.200%	9/15/20	4,005	4,144
Symantec Corp.	3.950%	6/15/22	2,650	2,667
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,750	6,002
Total System Services Inc.	3.750%	6/1/23	1,600	1,566
Tyco Electronics Group SA	3.500%	2/3/22	3,075	3,158
Tyco Electronics Group SA	3.450%	8/1/24	950	952
Verisk Analytics Inc.	4.125%	9/12/22	4,575	4,713
Xerox Corp.	5.625%	12/15/19	2,875	3,247
Xerox Corp.	2.800%	5/15/20	2,425	2,396
Xerox Corp.	4.500%	5/15/21	6,050	6,469
Xerox Corp.	3.800%	5/15/24	1,050	1,032
Xilinx Inc.	3.000%	3/15/21	3,970	3,995

Transportation (0.9%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	499	536
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	6,419	6,868
Burlington Northern Santa Fe LLC	4.700%	10/1/19	2,021	2,244
Burlington Northern Santa Fe LLC	3.600%	9/1/20	800	836
Burlington Northern Santa Fe LLC	4.100%	6/1/21	777	833
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,325	5,490
Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,225	4,215
Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,200	4,143
Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,900	1,844
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,250	3,358
Burlington Northern Santa Fe LLC	3.750%	4/1/24	1,000	1,020
Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,750	1,726
Canadian National Railway Co.	2.850%	12/15/21	3,050	3,083
Canadian National Railway Co.	2.250%	11/15/22	1,200	1,144
Canadian Pacific Railway Co.	4.450%	3/15/23	2,780	3,032
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,000	1,099
4 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	500	531
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	2,950	3,274
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	3,603	4,207

4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	4,717	5,059
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	523	533
CSX Corp.	4.250%	6/1/21	7,325	7,932
CSX Corp.	3.700%	11/1/23	5,375	5,536
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,327	2,712
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	3,511	4,081
4 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,794	1,915
FedEx Corp.	2.625%	8/1/22	3,528	3,395
FedEx Corp.	4.000%	1/15/24	2,175	2,244
JB Hunt Transport Services Inc.	3.850%	3/15/24	2,300	2,364
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	3,325	3,186
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	800	761
Norfolk Southern Corp.	3.250%	12/1/21	2,018	2,060
Norfolk Southern Corp.	3.000%	4/1/22	2,200	2,189
Norfolk Southern Corp.	2.903%	2/15/23	5,099	4,929
Norfolk Southern Corp.	3.850%	1/15/24	2,000	2,064
Norfolk Southern Railway Co.	9.750%	6/15/20	411	555
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	933	1,071
Union Pacific Corp.	4.000%	2/1/21	5,400	5,830
Union Pacific Corp.	4.163%	7/15/22	7,096	7,699
Union Pacific Corp.	2.950%	1/15/23	2,175	2,154
Union Pacific Corp.	2.750%	4/15/23	1,800	1,753
United Parcel Service Inc.	3.125%	1/15/21	6,450	6,662
United Parcel Service Inc.	2.450%	10/1/22	9,956	9,573
United Parcel Service of America Inc.	8.375%	4/1/20	500	649
				3,917,148
Utilities (2.0%)
Electric (1.9%)
Alabama Power Co.	3.375%	10/1/20	745	776
Ameren Illinois Co.	2.700%	9/1/22	3,465	3,410
Appalachian Power Co.	7.950%	1/15/20	975	1,226
Appalachian Power Co.	4.600%	3/30/21	1,700	1,878
Arizona Public Service Co.	3.350%	6/15/24	1,450	1,453
Baltimore Gas & Electric Co.	3.500%	11/15/21	3,575	3,749
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,750	1,768
Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,275	4,387
Cleveland Electric Illuminating Co.	5.500%	8/15/24	250	288
CMS Energy Corp.	6.250%	2/1/20	2,000	2,345
CMS Energy Corp.	5.050%	3/15/22	3,500	3,886
CMS Energy Corp.	3.875%	3/1/24	2,000	2,060
Commonwealth Edison Co.	4.000%	8/1/20	3,538	3,813
Commonwealth Edison Co.	3.400%	9/1/21	2,050	2,135
Connecticut Light & Power Co.	2.500%	1/15/23	5,708	5,470
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,000	2,205
Constellation Energy Group Inc.	5.150%	12/1/20	2,185	2,410
Consumers Energy Co.	5.650%	4/15/20	1,075	1,247
Consumers Energy Co.	2.850%	5/15/22	3,000	2,991
Consumers Energy Co.	3.375%	8/15/23	1,700	1,747
Delmarva Power & Light Co.	3.500%	11/15/23	4,425	4,535
Dominion Resources Inc.	4.450%	3/15/21	3,650	3,951
Dominion Resources Inc.	2.750%	9/15/22	1,600	1,549

DTE Electric Co.	3.450%	10/1/20	4,030	4,202
DTE Electric Co.	3.900%	6/1/21	800	859
DTE Electric Co.	2.650%	6/15/22	1,450	1,426
DTE Energy Co.	3.500%	6/1/24	4,850	4,872
Duke Energy Carolinas LLC	4.300%	6/15/20	3,075	3,373
Duke Energy Carolinas LLC	3.900%	6/15/21	2,000	2,142
Duke Energy Corp.	3.050%	8/15/22	2,350	2,327
Duke Energy Corp.	3.950%	10/15/23	1,000	1,037
Duke Energy Corp.	3.750%	4/15/24	1,750	1,786
Duke Energy Florida Inc.	3.100%	8/15/21	2,000	2,045
Duke Energy Indiana Inc.	3.750%	7/15/20	2,750	2,922
Duke Energy Progress Inc.	3.000%	9/15/21	5,400	5,477
Duke Energy Progress Inc.	2.800%	5/15/22	2,500	2,482
Entergy Arkansas Inc.	3.050%	6/1/23	3,800	3,753
Entergy Corp.	5.125%	9/15/20	2,125	2,330
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	2,500	2,684
Entergy Louisiana LLC	4.050%	9/1/23	4,500	4,771
Entergy Mississippi Inc.	3.100%	7/1/23	175	173
Exelon Generation Co. LLC	5.200%	10/1/19	2,400	2,668
Exelon Generation Co. LLC	4.000%	10/1/20	3,600	3,791
Exelon Generation Co. LLC	4.250%	6/15/22	4,000	4,158
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,600	2,864
Florida Power & Light Co.	2.750%	6/1/23	4,500	4,396
Georgia Power Co.	2.850%	5/15/22	4,300	4,264
Great Plains Energy Inc.	4.850%	6/1/21	4,995	5,484
Indiana Michigan Power Co.	3.200%	3/15/23	825	822
Integrys Energy Group Inc.	4.170%	11/1/20	1,170	1,241
ITC Holdings Corp.	4.050%	7/1/23	900	936
ITC Holdings Corp.	3.650%	6/15/24	2,025	2,034
Kansas City Power & Light Co.	3.150%	3/15/23	1,225	1,217
Kentucky Utilities Co.	3.250%	11/1/20	2,300	2,380
LG&E & KU Energy LLC	3.750%	11/15/20	5,525	5,734
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	2,750	2,733
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	4,200	4,210
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	2,100	2,077
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,000	3,239
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	325	329
Northern States Power Co.	2.150%	8/15/22	825	781
Northern States Power Co.	2.600%	5/15/23	1,300	1,249
NSTAR Electric Co.	2.375%	10/15/22	1,575	1,506
NSTAR LLC	4.500%	11/15/19	3,500	3,835
Ohio Power Co.	5.375%	10/1/21	4,475	5,186
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,950	3,165
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,550	1,957
Pacific Gas & Electric Co.	3.500%	10/1/20	7,985	8,298
Pacific Gas & Electric Co.	4.250%	5/15/21	200	217
Pacific Gas & Electric Co.	3.250%	9/15/21	2,500	2,540
Pacific Gas & Electric Co.	2.450%	8/15/22	1,925	1,825
Pacific Gas & Electric Co.	3.250%	6/15/23	2,150	2,125
Pacific Gas & Electric Co.	3.750%	2/15/24	1,800	1,841
Pacific Gas & Electric Co.	3.400%	8/15/24	2,575	2,557
PacifiCorp	3.850%	6/15/21	400	428
PacifiCorp	2.950%	2/1/22	4,275	4,316
PacifiCorp	3.600%	4/1/24	2,925	2,995

Peco Energy Co.	2.375%	9/15/22	2,450	2,348
Pennsylvania Electric Co.	5.200%	4/1/20	1,700	1,877
Potomac Electric Power Co.	3.600%	3/15/24	150	154
PPL Capital Funding Inc.	4.200%	6/15/22	2,501	2,654
PPL Capital Funding Inc.	3.400%	6/1/23	5,225	5,154
PPL Capital Funding Inc.	3.950%	3/15/24	2,500	2,567
PPL Electric Utilities Corp.	3.000%	9/15/21	3,600	3,642
Progress Energy Inc.	4.875%	12/1/19	2,000	2,228
Progress Energy Inc.	4.400%	1/15/21	2,035	2,221
Progress Energy Inc.	3.150%	4/1/22	3,500	3,513
PSEG Power LLC	5.125%	4/15/20	3,937	4,344
PSEG Power LLC	4.150%	9/15/21	1,225	1,288
Public Service Co. of Colorado	3.200%	11/15/20	3,300	3,421
Public Service Co. of New Hampshire	3.500%	11/1/23	1,100	1,135
Public Service Co. of Oklahoma	5.150%	12/1/19	650	731
Public Service Co. of Oklahoma	4.400%	2/1/21	2,000	2,184
Public Service Electric & Gas Co.	3.500%	8/15/20	2,000	2,101
Public Service Electric & Gas Co.	2.375%	5/15/23	1,625	1,542
Public Service Electric & Gas Co.	3.150%	8/15/24	2,550	2,545
Puget Energy Inc.	6.500%	12/15/20	2,225	2,634
Puget Energy Inc.	6.000%	9/1/21	1,750	2,026
Puget Energy Inc.	5.625%	7/15/22	3,500	4,017
San Diego Gas & Electric Co.	3.000%	8/15/21	1,950	1,990
San Diego Gas & Electric Co.	3.600%	9/1/23	1,400	1,458
SCANA Corp.	4.750%	5/15/21	3,500	3,777
SCANA Corp.	4.125%	2/1/22	2,825	2,915
Sierra Pacific Power Co.	3.375%	8/15/23	1,400	1,418
Southern California Edison Co.	3.875%	6/1/21	2,589	2,787
Southern California Edison Co.	3.500%	10/1/23	2,225	2,287
Southwestern Electric Power Co.	3.550%	2/15/22	1,575	1,614
Tampa Electric Co.	5.400%	5/15/21	3,500	4,052
Tampa Electric Co.	2.600%	9/15/22	2,050	1,980
TECO Finance Inc.	5.150%	3/15/20	1,350	1,507
TransAlta Corp.	4.500%	11/15/22	100	101
Tucson Electric Power Co.	5.150%	11/15/21	2,050	2,296
UIL Holdings Corp.	4.625%	10/1/20	1,850	1,976
Union Electric Co.	3.500%	4/15/24	2,025	2,070
Virginia Electric & Power Co.	2.950%	1/15/22	3,200	3,228
Virginia Electric & Power Co.	3.450%	9/1/22	1,550	1,604
Virginia Electric and Power Co.	3.450%	2/15/24	1,525	1,550
Western Massachusetts Electric Co.	3.500%	9/15/21	2,275	2,376
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,662
Wisconsin Power & Light Co.	2.250%	11/15/22	1,850	1,766
Xcel Energy Inc.	4.700%	5/15/20	1,935	2,127

Natural Gas (0.1%)
National Fuel Gas Co.	4.900%	12/1/21	3,875	4,154
National Fuel Gas Co.	3.750%	3/1/23	4,275	4,234
Sempra Energy	2.875%	10/1/22	2,350	2,293
Sempra Energy	4.050%	12/1/23	5,000	5,252
				324,138
Total Corporate Bonds (Cost $6,111,467)				6,248,643
Sovereign Bonds (U.S. Dollar-Denominated) (7.2%)
African Development Bank	2.375%	9/23/21	5,000	5,019
Asian Development Bank	1.375%	3/23/20	4,000	3,868
Banco do Brasil SA	3.875%	10/10/22	10,925	10,284

	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	10,175	9,456
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	11,100	11,262
	Corp. Andina de Fomento	4.375%	6/15/22	10,020	10,674
	Ecopetrol SA	5.875%	9/18/23	6,775	7,469
	European Bank for Reconstruction &
	Development	1.500%	3/16/20	4,050	3,941
	European Investment Bank	2.875%	9/15/20	14,925	15,540
	European Investment Bank	4.000%	2/16/21	11,750	13,005
	European Investment Bank	2.500%	4/15/21	11,375	11,537
	European Investment Bank	2.125%	10/15/21	17,000	16,757
	European Investment Bank	3.250%	1/29/24	16,950	17,779
	Export-Import Bank of Korea	5.125%	6/29/20	6,200	6,978
	Export-Import Bank of Korea	4.000%	1/29/21	8,484	8,957
	Export-Import Bank of Korea	4.375%	9/15/21	8,000	8,615
	Export-Import Bank of Korea	5.000%	4/11/22	4,400	4,918
	Export-Import Bank of Korea	4.000%	1/14/24	4,900	5,122
	Federative Republic of Brazil	4.875%	1/22/21	14,300	15,190
	Federative Republic of Brazil	2.625%	1/5/23	16,300	14,703
	Federative Republic of Brazil	8.875%	4/15/24	8,025	10,894
	Hydro-Quebec	9.400%	2/1/21	2,000	2,721
	Hydro-Quebec	8.400%	1/15/22	4,825	6,331
	Hydro-Quebec	8.050%	7/7/24	3,825	5,275
	Inter-American Development Bank	1.750%	10/15/19	17,400	17,229
	Inter-American Development Bank	3.875%	2/14/20	5,675	6,203
	Inter-American Development Bank	2.125%	11/9/20	9,250	9,165
	Inter-American Development Bank	3.000%	10/4/23	6,550	6,778
	Inter-American Development Bank	3.000%	2/21/24	9,200	9,493
[11] International Bank for Reconstruction &
	Development	1.875%	10/7/19	17,500	17,474
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	26,150	26,133
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	10,250	10,305
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	1,857	2,575
9	Japan Bank for International Cooperation	3.375%	7/31/23	2,375	2,507
9	Japan Bank for International Cooperation	3.000%	5/29/24	6,200	6,297
	Japan Finance Organization for Municipalities	4.000%	1/13/21	6,000	6,551
10 KFW		4.000%	1/27/20	19,675	21,661
10 KFW		2.750%	9/8/20	26,275	27,194
10 KFW		2.750%	10/1/20	5,000	5,171
10 KFW		2.375%	8/25/21	15,000	15,058
10 KFW		2.625%	1/25/22	15,460	15,719
10 KFW		2.000%	10/4/22	14,550	14,067
10 KFW		2.125%	1/17/23	19,250	18,735
	Korea Development Bank	3.000%	9/14/22	5,000	4,926
	Korea Development Bank	3.750%	1/22/24	6,900	7,116
	Korea Finance Corp.	4.625%	11/16/21	4,350	4,755
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	3,975	3,867
[11] Landwirtschaftliche Rentenbank		2.250%	10/1/21	8,000	7,949
	Nordic Investment Bank	1.875%	6/14/19	3,675	3,675
	North American Development Bank	4.375%	2/11/20	1,200	1,295
	North American Development Bank	2.400%	10/26/22	2,200	2,099
[11] Oesterreichische Kontrollbank AG		2.375%	10/1/21	5,000	4,993
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,430	4,413
4	Oriental Republic of Uruguay	4.500%	8/14/24	4,975	5,198
	Petrobras Global Finance BV	4.875%	3/17/20	13,100	13,274

Petrobras Global Finance BV	4.375%	5/20/23	10,100	9,464
Petrobras Global Finance BV	6.250%	3/17/24	17,200	18,072
Petrobras International Finance Co. SA	5.750%	1/20/20	9,115	9,578
Petrobras International Finance Co. SA	5.375%	1/27/21	27,417	27,804
Petroleos Mexicanos	6.000%	3/5/20	6,825	7,725
Petroleos Mexicanos	5.500%	1/21/21	16,660	18,267
Petroleos Mexicanos	4.875%	1/24/22	18,100	19,089
Petroleos Mexicanos	3.500%	1/30/23	9,175	8,783
Petroleos Mexicanos	4.875%	1/18/24	2,800	2,934
5 Petroleos Mexicanos	4.875%	1/18/24	600	629
4 Petroleos Mexicanos	2.290%	2/15/24	1,805	1,790
Province of British Columbia	2.650%	9/22/21	5,000	5,070
Province of British Columbia	2.000%	10/23/22	7,000	6,680
Province of Manitoba	9.250%	4/1/20	1,500	1,996
Province of Manitoba	2.100%	9/6/22	3,550	3,391
Province of Manitoba	3.050%	5/14/24	8,300	8,345
Province of Nova Scotia	8.250%	7/30/22	4,700	6,318
Province of Ontario	4.000%	10/7/19	8,900	9,658
Province of Ontario	4.400%	4/14/20	9,500	10,520
Province of Ontario	2.500%	9/10/21	11,600	11,584
Province of Ontario	2.450%	6/29/22	2,150	2,106
Province of Ontario	3.200%	5/16/24	7,800	7,953
Quebec	3.500%	7/29/20	2,700	2,867
Quebec	2.750%	8/25/21	20,350	20,414
Quebec	2.625%	2/13/23	7,075	6,914
Quebec	7.125%	2/9/24	3,325	4,324
Republic of Chile	3.875%	8/5/20	4,400	4,650
Republic of Chile	3.250%	9/14/21	8,900	9,104
Republic of Chile	2.250%	10/30/22	3,275	3,083
Republic of Colombia	11.750%	2/25/20	1,900	2,698
Republic of Colombia	4.375%	7/12/21	10,200	10,802
4 Republic of Colombia	2.625%	3/15/23	7,225	6,669
Republic of Colombia	4.000%	2/26/24	11,050	11,160
Republic of Colombia	8.125%	5/21/24	3,690	4,849
Republic of Italy	6.875%	9/27/23	14,950	19,029
Republic of Korea	3.875%	9/11/23	6,300	6,778
Republic of Panama	5.200%	1/30/20	7,895	8,679
4 Republic of Panama	4.000%	9/22/24	6,000	5,985
Republic of Philippines	6.500%	1/20/20	6,075	7,153
Republic of Philippines	4.000%	1/15/21	8,350	8,799
Republic of Philippines	4.200%	1/21/24	10,225	10,787
Republic of Poland	5.125%	4/21/21	11,500	12,756
Republic of Poland	5.000%	3/23/22	20,900	22,968
Republic of Poland	3.000%	3/17/23	6,805	6,570
Republic of Poland	4.000%	1/22/24	11,700	12,080
Republic of South Africa	5.500%	3/9/20	12,805	13,797
Republic of South Africa	5.875%	5/30/22	3,000	3,311
Republic of South Africa	4.665%	1/17/24	5,375	5,420
Republic of Turkey	7.500%	11/7/19	2,100	2,420
Republic of Turkey	7.000%	6/5/20	5,150	5,833
Republic of Turkey	5.625%	3/30/21	15,600	16,574
Republic of Turkey	5.125%	3/25/22	8,475	8,750
Republic of Turkey	6.250%	9/26/22	19,800	21,784
Republic of Turkey	3.250%	3/23/23	3,000	2,697
Republic of Turkey	5.750%	3/22/24	16,000	17,000
State of Israel	4.000%	6/30/22	9,475	10,170
State of Israel	3.150%	6/30/23	3,100	3,123

Statoil ASA	2.900%	11/8/20	7,300	7,423
Statoil ASA	3.150%	1/23/22	975	984
Statoil ASA	2.450%	1/17/23	5,300	5,059
Statoil ASA	2.650%	1/15/24	4,000	3,829
Statoil ASA	3.700%	3/1/24	9,400	9,745
United Mexican States	5.125%	1/15/20	12,101	13,476
United Mexican States	3.500%	1/21/21	9,500	9,664
United Mexican States	3.625%	3/15/22	19,874	20,226
United Mexican States	4.000%	10/2/23	23,413	24,204
Total Sovereign Bonds (Cost $1,130,515)				1,140,533
Taxable Municipal Bonds (0.2%)
California GO	6.200%	10/1/19	3,925	4,678
California GO	5.700%	11/1/21	1,300	1,559
California GO	6.650%	3/1/22	3,500	4,310
Cornell University New York GO	5.450%	2/1/19	1,350	1,545
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	6,250	6,323
Illinois GO	4.950%	6/1/23	1,879	1,950
Massachusetts GO	4.200%	12/1/21	3,375	3,642
Utah GO	4.554%	7/1/24	2,500	2,763
Total Taxable Municipal Bonds (Cost $25,269)				26,770
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[12] Vanguard Market Liquidity Fund (Cost
$78,526)	0.109%		78,526,000	78,526

Total Investments (99.6%) (Cost $15,590,345)				15,810,566
Other Assets and Liabilities-Net (0.4%)				68,397
Net Assets (100%)				15,878,963

1 U.S. government guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $48,954,000, representing 0.3% of net assets.
6 Guaranteed by the State of Qatar.
7 Guaranteed by the Republic of Hungary
8 Guaranteed by the Government of the United Kingdom.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,316,094	—
Corporate Bonds	—	6,248,643	—
Sovereign Bonds	—	1,123,059	17,474
Taxable Municipal Bonds	—	26,770	—
Temporary Cash Investments	78,526	—	—
Total	78,526	15,714,566	17,474

C. At September 30, 2014, the cost of investment securities for tax purposes was $15,590,345,000. Net unrealized appreciation of investment securities for tax purposes was $220,221,000, consisting of unrealized gains of $315,672,000 on securities that had risen in value since their purchase and $95,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments
As of September 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (35.8%)
U.S. Government Securities (33.5%)
	United States Treasury Note/Bond	2.750%	11/15/23	4,045	4,147
	United States Treasury Note/Bond	2.750%	2/15/24	22,400	22,932
	United States Treasury Note/Bond	2.500%	5/15/24	10,060	10,069
	United States Treasury Note/Bond	7.500%	11/15/24	14,725	21,366
	United States Treasury Note/Bond	6.875%	8/15/25	24,665	34,832
	United States Treasury Note/Bond	6.000%	2/15/26	20,405	27,247
	United States Treasury Note/Bond	6.750%	8/15/26	10,410	14,792
	United States Treasury Note/Bond	6.500%	11/15/26	2,105	2,946
	United States Treasury Note/Bond	6.625%	2/15/27	1,500	2,126
	United States Treasury Note/Bond	6.375%	8/15/27	11,955	16,728
	United States Treasury Note/Bond	6.125%	11/15/27	27,500	37,795
	United States Treasury Note/Bond	5.500%	8/15/28	26,190	34,382
	United States Treasury Note/Bond	5.250%	11/15/28	29,405	37,841
	United States Treasury Note/Bond	5.250%	2/15/29	18,915	24,359
	United States Treasury Note/Bond	6.125%	8/15/29	42,065	58,950
	United States Treasury Note/Bond	6.250%	5/15/30	44,435	63,494
	United States Treasury Note/Bond	5.375%	2/15/31	42,215	55,889
	United States Treasury Note/Bond	4.500%	2/15/36	28,835	35,598
	United States Treasury Note/Bond	4.750%	2/15/37	4,780	6,107
	United States Treasury Note/Bond	5.000%	5/15/37	20,525	27,087
	United States Treasury Note/Bond	4.375%	2/15/38	26,998	32,772
	United States Treasury Note/Bond	4.500%	5/15/38	30,295	37,457
	United States Treasury Note/Bond	3.500%	2/15/39	26,406	28,102
	United States Treasury Note/Bond	4.250%	5/15/39	45,942	54,965
	United States Treasury Note/Bond	4.500%	8/15/39	33,281	41,310
	United States Treasury Note/Bond	4.375%	11/15/39	58,570	71,474
	United States Treasury Note/Bond	4.625%	2/15/40	51,701	65,482
	United States Treasury Note/Bond	4.375%	5/15/40	65,643	80,269
	United States Treasury Note/Bond	3.875%	8/15/40	49,995	56,604
	United States Treasury Note/Bond	4.250%	11/15/40	78,535	94,340
	United States Treasury Note/Bond	4.750%	2/15/41	67,355	87,256
	United States Treasury Note/Bond	4.375%	5/15/41	60,095	73,710
	United States Treasury Note/Bond	3.750%	8/15/41	6,980	7,750
	United States Treasury Note/Bond	3.125%	11/15/41	34,795	34,512
	United States Treasury Note/Bond	3.125%	2/15/42	55,222	54,687
	United States Treasury Note/Bond	3.000%	5/15/42	68,665	66,304
	United States Treasury Note/Bond	2.750%	8/15/42	133,768	122,565
	United States Treasury Note/Bond	2.750%	11/15/42	133,590	122,235
	United States Treasury Note/Bond	3.125%	2/15/43	131,640	129,747
	United States Treasury Note/Bond	2.875%	5/15/43	77,015	72,154
	United States Treasury Note/Bond	3.625%	8/15/43	152,500	164,843
	United States Treasury Note/Bond	3.750%	11/15/43	112,158	123,969
	United States Treasury Note/Bond	3.625%	2/15/44	92,644	100,128
	United States Treasury Note/Bond	3.375%	5/15/44	109,748	113,315
	United States Treasury Note/Bond	3.125%	8/15/44	62,450	61,455
					2,436,092
Agency Bonds and Notes (2.3%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,299

1	Federal Home Loan Banks	5.500%	7/15/36	6,565	8,486
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,490	3,529
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,260	23,369
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,862	16,506
2	Federal National Mortgage Assn.	6.250%	5/15/29	12,125	16,392
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,175	13,420
2	Federal National Mortgage Assn.	7.250%	5/15/30	8,835	13,139
2	Federal National Mortgage Assn.	6.625%	11/15/30	9,050	12,833
[2,3] Federal National Mortgage Assn.		6.000%	4/18/36	2,000	2,152
2	Federal National Mortgage Assn.	5.625%	7/15/37	6,080	8,065
2	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,418
	Resolution Funding Corp.	8.625%	1/15/21	850	1,156
1	Tennessee Valley Authority	6.750%	11/1/25	5,330	7,140
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,664
1	Tennessee Valley Authority	4.650%	6/15/35	5,010	5,587
1	Tennessee Valley Authority	5.880%	4/1/36	1,535	2,004
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,315
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,321
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,467
1	Tennessee Valley Authority	5.250%	9/15/39	6,920	8,467
1	Tennessee Valley Authority	3.500%	12/15/42	3,150	2,952
1	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,022
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,386
1	Tennessee Valley Authority	4.625%	9/15/60	2,000	2,169
					167,258
Total U.S. Government and Agency Obligations (Cost $2,450,816)					2,603,350
Corporate Bonds (49.8%)
Finance (9.6%)
	Banking (4.8%)
	American Express Co.	4.050%	12/3/42	3,481	3,294
	Bank of America Corp.	6.110%	1/29/37	6,275	7,173
	Bank of America Corp.	7.750%	5/14/38	7,175	9,949
	Bank of America Corp.	5.875%	2/7/42	5,270	6,241
	Bank of America Corp.	5.000%	1/21/44	5,875	6,149
	Bank of America Corp.	4.875%	4/1/44	4,900	5,073
	Bank of America NA	6.000%	10/15/36	3,600	4,347
	Bank of New York Mellon Corp.	3.950%	11/18/25	1,125	1,174
	Bank One Capital III	8.750%	9/1/30	725	1,013
	Bank One Corp.	7.625%	10/15/26	4,975	6,542
	Bank One Corp.	8.000%	4/29/27	185	251
	Branch Banking & Trust Co.	3.800%	10/30/26	2,400	2,387
[3,4] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	450	533
	Citigroup Inc.	5.500%	9/13/25	4,300	4,678
	Citigroup Inc.	6.625%	1/15/28	125	154
	Citigroup Inc.	6.625%	6/15/32	3,350	4,031
	Citigroup Inc.	5.875%	2/22/33	3,050	3,418
	Citigroup Inc.	6.000%	10/31/33	2,025	2,295
	Citigroup Inc.	5.850%	12/11/34	1,636	1,902
	Citigroup Inc.	6.125%	8/25/36	6,315	7,231
	Citigroup Inc.	6.875%	3/5/38	4,390	5,764
	Citigroup Inc.	8.125%	7/15/39	6,695	9,869
	Citigroup Inc.	5.875%	1/30/42	3,665	4,385
	Citigroup Inc.	6.675%	9/13/43	3,350	4,112
	Citigroup Inc.	4.950%	11/7/43	1,500	1,600
	Citigroup Inc.	5.300%	5/6/44	4,575	4,725
	Comerica Inc.	3.800%	7/22/26	750	738

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	4,325	4,870
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	4,250	4,823
Credit Suisse USA Inc.	7.125%	7/15/32	2,200	3,002
Discover Bank	4.250%	3/13/26	1,175	1,203
Fifth Third Bancorp	8.250%	3/1/38	2,945	4,324
Goldman Sachs Capital I	6.345%	2/15/34	5,575	6,337
Goldman Sachs Group Inc.	5.950%	1/15/27	4,583	5,226
Goldman Sachs Group Inc.	6.125%	2/15/33	8,950	10,711
Goldman Sachs Group Inc.	6.450%	5/1/36	4,200	4,891
Goldman Sachs Group Inc.	6.750%	10/1/37	16,965	20,202
Goldman Sachs Group Inc.	6.250%	2/1/41	7,200	8,660
Goldman Sachs Group Inc.	4.800%	7/8/44	4,125	4,142
HSBC Bank USA NA	5.875%	11/1/34	4,090	4,948
HSBC Bank USA NA	5.625%	8/15/35	3,425	4,017
HSBC Bank USA NA	7.000%	1/15/39	1,325	1,796
HSBC Holdings plc	7.625%	5/17/32	1,050	1,414
HSBC Holdings plc	7.350%	11/27/32	200	260
HSBC Holdings plc	6.500%	5/2/36	5,925	7,271
HSBC Holdings plc	6.500%	9/15/37	7,050	8,640
HSBC Holdings plc	6.800%	6/1/38	4,240	5,383
HSBC Holdings plc	6.100%	1/14/42	2,450	3,095
HSBC Holdings plc	5.250%	3/14/44	6,875	7,239
JPMorgan Chase & Co.	6.400%	5/15/38	6,800	8,535
JPMorgan Chase & Co.	5.500%	10/15/40	4,275	4,867
JPMorgan Chase & Co.	5.600%	7/15/41	4,175	4,797
JPMorgan Chase & Co.	5.400%	1/6/42	4,630	5,269
JPMorgan Chase & Co.	5.625%	8/16/43	3,550	3,949
JPMorgan Chase & Co.	4.850%	2/1/44	4,825	5,038
KeyBank NA	6.950%	2/1/28	868	1,110
Morgan Stanley	5.000%	11/24/25	6,100	6,379
Morgan Stanley	6.250%	8/9/26	2,325	2,789
Morgan Stanley	4.350%	9/8/26	5,175	5,088
Morgan Stanley	7.250%	4/1/32	2,875	3,832
Morgan Stanley	6.375%	7/24/42	7,550	9,454
Northern Trust Corp.	3.950%	10/30/25	2,100	2,172
PNC Bank NA	4.200%	11/1/25	1,225	1,282
UBS AG	7.750%	9/1/26	1,500	1,947
Wachovia Bank NA	5.850%	2/1/37	3,875	4,773
Wachovia Bank NA	6.600%	1/15/38	7,375	9,849
Wachovia Corp.	6.605%	10/1/25	1,725	2,104
Wachovia Corp.	7.574%	8/1/26	125	163
Wachovia Corp.	7.500%	4/15/35	1,350	1,846
Wachovia Corp.	5.500%	8/1/35	1,510	1,718
Wachovia Corp.	6.550%	10/15/35	125	157
Wells Fargo & Co.	4.100%	6/3/26	4,775	4,751
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,803
Wells Fargo & Co.	5.375%	11/2/43	7,410	8,131
Wells Fargo & Co.	5.606%	1/15/44	6,110	6,917
Wells Fargo Bank NA	5.950%	8/26/36	3,155	3,938
3 Wells Fargo Capital X	5.950%	12/1/86	3,025	3,123

Brokerage (0.2%)
CME Group Inc.	5.300%	9/15/43	1,850	2,126
Invesco Finance plc	5.375%	11/30/43	1,600	1,827
Jefferies Group LLC	6.450%	6/8/27	900	1,014

Jefferies Group LLC	6.250%	1/15/36	1,150	1,212
Jefferies Group LLC	6.500%	1/20/43	1,575	1,740
Legg Mason Inc.	5.625%	1/15/44	1,600	1,741
Leucadia National Corp.	6.625%	10/23/43	825	856

Finance Companies (1.0%)
GATX Corp.	5.200%	3/15/44	900	957
General Electric Capital Corp.	6.750%	3/15/32	16,530	21,672
General Electric Capital Corp.	6.150%	8/7/37	6,605	8,156
General Electric Capital Corp.	5.875%	1/14/38	19,775	23,755
General Electric Capital Corp.	6.875%	1/10/39	12,975	17,463

Insurance (3.3%)
ACE Capital Trust II	9.700%	4/1/30	1,100	1,616
ACE INA Holdings Inc.	6.700%	5/15/36	1,000	1,330
ACE INA Holdings Inc.	4.150%	3/13/43	1,350	1,325
Aetna Inc.	6.625%	6/15/36	2,700	3,501
Aetna Inc.	6.750%	12/15/37	1,475	1,946
Aetna Inc.	4.500%	5/15/42	1,550	1,525
Aetna Inc.	4.125%	11/15/42	1,375	1,313
Aetna Inc.	4.750%	3/15/44	1,950	2,005
Aflac Inc.	6.900%	12/17/39	1,125	1,504
Aflac Inc.	6.450%	8/15/40	1,585	1,985
AIG Life Holdings Inc.	8.500%	7/1/30	250	329
Alleghany Corp.	4.900%	9/15/44	1,150	1,140
Allstate Corp.	5.350%	6/1/33	1,950	2,251
Allstate Corp.	5.550%	5/9/35	1,300	1,539
Allstate Corp.	5.950%	4/1/36	950	1,182
Allstate Corp.	4.500%	6/15/43	1,125	1,152
3 Allstate Corp.	6.500%	5/15/67	1,000	1,099
American International Group Inc.	6.250%	5/1/36	2,350	2,935
American International Group Inc.	6.820%	11/15/37	826	1,103
American International Group Inc.	4.500%	7/16/44	4,625	4,569
3 American International Group Inc.	8.175%	5/15/68	8,575	11,598
3 American International Group Inc.	6.250%	3/15/87	3,475	3,875
Aon Corp.	8.205%	1/1/27	250	321
Aon Corp.	6.250%	9/30/40	1,600	2,011
Aon plc	4.250%	12/12/42	575	541
Aon plc	4.450%	5/24/43	1,325	1,288
Aon plc	4.600%	6/14/44	3,325	3,310
Arch Capital Group Ltd.	7.350%	5/1/34	625	844
Arch Capital Group US Inc.	5.144%	11/1/43	2,025	2,192
Assurant Inc.	6.750%	2/15/34	1,419	1,702
AXA SA	8.600%	12/15/30	4,275	5,750
AXIS Specialty Finance plc	5.150%	4/1/45	2,275	2,393
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,975	3,592
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,775	1,788
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,650	1,641
Berkshire Hathaway Inc.	4.500%	2/11/43	2,125	2,154
Chubb Corp.	6.000%	5/11/37	2,200	2,773
Chubb Corp.	6.500%	5/15/38	1,375	1,850
Cigna Corp.	7.875%	5/15/27	500	655
Cigna Corp.	6.150%	11/15/36	525	633
Cigna Corp.	5.875%	3/15/41	1,785	2,161
Cigna Corp.	5.375%	2/15/42	2,445	2,712
Cincinnati Financial Corp.	6.920%	5/15/28	1,200	1,477
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,588

Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,425	1,728
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,484
Genworth Holdings Inc.	6.500%	6/15/34	825	936
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,375	1,662
Hartford Financial Services Group Inc.	6.625%	3/30/40	486	635
Hartford Financial Services Group Inc.	6.100%	10/1/41	2,800	3,499
Hartford Financial Services Group Inc.	4.300%	4/15/43	400	384
Humana Inc.	3.850%	10/1/24	1,775	1,776
Humana Inc.	8.150%	6/15/38	725	1,053
Humana Inc.	4.625%	12/1/42	1,300	1,274
Humana Inc.	4.950%	10/1/44	2,675	2,694
Lincoln National Corp.	6.150%	4/7/36	2,750	3,378
Lincoln National Corp.	7.000%	6/15/40	1,350	1,797
Loews Corp.	6.000%	2/1/35	800	957
Loews Corp.	4.125%	5/15/43	2,100	1,985
Markel Corp.	5.000%	3/30/43	1,100	1,125
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	1,375	1,355
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	875	1,027
MetLife Inc.	6.500%	12/15/32	1,050	1,367
MetLife Inc.	6.375%	6/15/34	2,150	2,778
MetLife Inc.	5.700%	6/15/35	1,775	2,142
MetLife Inc.	5.875%	2/6/41	5,400	6,349
MetLife Inc.	4.125%	8/13/42	2,075	1,976
MetLife Inc.	4.875%	11/13/43	2,000	2,113
MetLife Inc.	2.463%	12/15/44	1,675	1,691
3 MetLife Inc.	6.400%	12/15/66	3,595	4,026
3 MetLife Inc.	10.750%	8/1/69	1,340	2,161
Munich Re America Corp.	7.450%	12/15/26	1,000	1,307
3 Nationwide Financial Services Inc.	6.750%	5/15/67	1,000	1,040
Principal Financial Group Inc.	6.050%	10/15/36	2,225	2,727
Principal Financial Group Inc.	4.625%	9/15/42	375	392
Principal Financial Group Inc.	4.350%	5/15/43	800	789
Progressive Corp.	6.625%	3/1/29	2,650	3,456
Progressive Corp.	4.350%	4/25/44	1,750	1,778
Protective Life Corp.	8.450%	10/15/39	900	1,348
Prudential Financial Inc.	5.750%	7/15/33	150	175
Prudential Financial Inc.	5.400%	6/13/35	1,820	2,035
Prudential Financial Inc.	5.900%	3/17/36	2,250	2,645
Prudential Financial Inc.	5.700%	12/14/36	5,100	5,871
Prudential Financial Inc.	6.625%	12/1/37	1,450	1,835
Prudential Financial Inc.	6.625%	6/21/40	1,500	1,914
Prudential Financial Inc.	6.200%	11/15/40	1,350	1,663
Prudential Financial Inc.	5.625%	5/12/41	125	143
Prudential Financial Inc.	5.100%	8/15/43	1,650	1,742
Prudential Financial Inc.	4.600%	5/15/44	2,400	2,383
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,115	1,404
Transatlantic Holdings Inc.	8.000%	11/30/39	800	1,112
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,353
Travelers Cos. Inc.	6.250%	6/15/37	2,175	2,803
Travelers Cos. Inc.	5.350%	11/1/40	2,125	2,479
Travelers Cos. Inc.	4.600%	8/1/43	1,975	2,071
Travelers Property Casualty Corp.	6.375%	3/15/33	750	969
Trinity Acquisition plc	6.125%	8/15/43	900	980
UnitedHealth Group Inc.	5.800%	3/15/36	1,635	2,001
UnitedHealth Group Inc.	6.500%	6/15/37	890	1,168
UnitedHealth Group Inc.	6.625%	11/15/37	1,575	2,065
UnitedHealth Group Inc.	6.875%	2/15/38	4,235	5,814

UnitedHealth Group Inc.	5.950%	2/15/41	1,500	1,879
UnitedHealth Group Inc.	4.625%	11/15/41	3,700	3,846
UnitedHealth Group Inc.	4.375%	3/15/42	1,500	1,486
UnitedHealth Group Inc.	3.950%	10/15/42	1,500	1,393
UnitedHealth Group Inc.	4.250%	3/15/43	2,800	2,730
Unum Group	5.750%	8/15/42	650	749
Validus Holdings Ltd.	8.875%	1/26/40	940	1,328
Voya Financial Inc.	5.700%	7/15/43	750	848
WellPoint Inc.	5.950%	12/15/34	441	525
WellPoint Inc.	5.850%	1/15/36	2,575	3,038
WellPoint Inc.	6.375%	6/15/37	2,420	3,015
WellPoint Inc.	4.625%	5/15/42	3,300	3,210
WellPoint Inc.	4.650%	1/15/43	2,325	2,287
WellPoint Inc.	5.100%	1/15/44	3,225	3,448
WellPoint Inc.	4.650%	8/15/44	2,500	2,443
WR Berkley Corp.	4.750%	8/1/44	1,500	1,482
XLIT Ltd.	6.375%	11/15/24	1,150	1,370
XLIT Ltd.	6.250%	5/15/27	825	980
XLIT Ltd.	5.250%	12/15/43	1,450	1,594

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,050	1,051
Brandywine Operating Partnership LP	4.550%	10/1/29	775	763
ERP Operating LP	4.500%	7/1/44	1,700	1,663
HCP Inc.	6.750%	2/1/41	1,600	2,062
Health Care REIT Inc.	6.500%	3/15/41	1,300	1,617
Health Care REIT Inc.	5.125%	3/15/43	1,900	1,988
Hospitality Properties Trust	4.500%	3/15/25	675	667
5 Kilroy Realty LP	4.250%	8/15/29	1,500	1,477
4 Omega Healthcare Investors Inc.	4.500%	1/15/25	775	761
Realty Income Corp.	5.875%	3/15/35	920	1,065
Simon Property Group LP	6.750%	2/1/40	2,550	3,410
Simon Property Group LP	4.750%	3/15/42	2,100	2,177
Simon Property Group LP	4.250%	10/1/44	1,000	966
Ventas Realty LP	5.700%	9/30/43	750	857
				693,969
Industrial (33.6%)
Basic Industry (3.0%)
Agrium Inc.	6.125%	1/15/41	1,850	2,216
Agrium Inc.	4.900%	6/1/43	3,325	3,411
Barrick Gold Corp.	5.250%	4/1/42	3,075	2,823
Barrick North America Finance LLC	7.500%	9/15/38	1,050	1,253
Barrick North America Finance LLC	5.700%	5/30/41	3,200	3,207
Barrick North America Finance LLC	5.750%	5/1/43	2,475	2,467
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,820	1,888
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	612
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,860	3,687
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,900	8,667
CF Industries Inc.	5.150%	3/15/34	2,500	2,634
CF Industries Inc.	4.950%	6/1/43	2,475	2,496
CF Industries Inc.	5.375%	3/15/44	2,250	2,374
Domtar Corp.	6.250%	9/1/42	1,375	1,479
Dow Chemical Co.	7.375%	11/1/29	2,300	3,035
Dow Chemical Co.	4.250%	10/1/34	2,700	2,596
Dow Chemical Co.	9.400%	5/15/39	3,050	4,826
Dow Chemical Co.	5.250%	11/15/41	2,675	2,872
Dow Chemical Co.	4.375%	11/15/42	3,350	3,129

Eastman Chemical Co.	4.800%	9/1/42	2,225	2,183
Eastman Chemical Co.	4.650%	10/15/44	1,400	1,334
Ecolab Inc.	5.500%	12/8/41	2,690	3,084
EI du Pont de Nemours & Co.	6.500%	1/15/28	775	977
EI du Pont de Nemours & Co.	5.600%	12/15/36	625	750
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,575	2,747
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,075	1,930
Freeport-McMoRan Inc.	5.450%	3/15/43	6,405	6,532
Georgia-Pacific LLC	7.375%	12/1/25	2,775	3,622
Georgia-Pacific LLC	7.250%	6/1/28	1,200	1,577
Georgia-Pacific LLC	7.750%	11/15/29	500	690
Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,261
Goldcorp Inc.	5.450%	6/9/44	1,500	1,565
International Paper Co.	8.700%	6/15/38	795	1,157
International Paper Co.	7.300%	11/15/39	1,890	2,458
International Paper Co.	6.000%	11/15/41	2,250	2,555
International Paper Co.	4.800%	6/15/44	3,000	2,906
Kinross Gold Corp.	6.875%	9/1/41	895	931
Lubrizol Corp.	6.500%	10/1/34	925	1,216
LYB International Finance BV	5.250%	7/15/43	1,200	1,278
5 LYB International Finance BV	4.875%	3/15/44	4,500	4,575
Monsanto Co.	5.500%	8/15/25	1,350	1,601
Monsanto Co.	4.200%	7/15/34	4,300	4,332
Monsanto Co.	5.875%	4/15/38	1,350	1,646
Monsanto Co.	3.600%	7/15/42	425	381
Monsanto Co.	4.400%	7/15/44	3,600	3,539
Monsanto Co.	4.700%	7/15/64	1,920	1,911
Mosaic Co.	5.450%	11/15/33	1,100	1,213
Mosaic Co.	4.875%	11/15/41	1,030	1,039
Mosaic Co.	5.625%	11/15/43	2,000	2,215
Newmont Mining Corp.	5.875%	4/1/35	1,210	1,206
Newmont Mining Corp.	6.250%	10/1/39	2,785	2,752
Newmont Mining Corp.	4.875%	3/15/42	4,025	3,398
Nucor Corp.	6.400%	12/1/37	1,650	1,997
Nucor Corp.	5.200%	8/1/43	1,100	1,164
Placer Dome Inc.	6.450%	10/15/35	700	779
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,775
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	1,850	2,218
PPG Industries Inc.	7.700%	3/15/38	650	936
PPG Industries Inc.	5.500%	11/15/40	775	915
Praxair Inc.	3.550%	11/7/42	950	863
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	398
Rio Tinto Alcan Inc.	5.750%	6/1/35	4,350	4,959
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	3,175	4,087
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,175	3,384
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,260
Rio Tinto Finance USA plc	4.125%	8/21/42	3,300	3,007
Rohm & Haas Co.	7.850%	7/15/29	3,050	4,195
Southern Copper Corp.	7.500%	7/27/35	3,850	4,573
Southern Copper Corp.	6.750%	4/16/40	2,545	2,829
Southern Copper Corp.	5.250%	11/8/42	3,845	3,611
Syngenta Finance NV	4.375%	3/28/42	650	662
Teck Resources Ltd.	6.125%	10/1/35	2,025	2,103
Teck Resources Ltd.	6.000%	8/15/40	2,775	2,825
Teck Resources Ltd.	6.250%	7/15/41	2,800	2,902
Teck Resources Ltd.	5.200%	3/1/42	2,595	2,371
Teck Resources Ltd.	5.400%	2/1/43	525	487

The Dow Chemical Company	4.625%	10/1/44	1,100	1,059
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,177
Vale Overseas Ltd.	8.250%	1/17/34	1,725	2,181
Vale Overseas Ltd.	6.875%	11/21/36	9,505	10,694
Vale Overseas Ltd.	6.875%	11/10/39	6,495	7,357
Vale SA	5.625%	9/11/42	3,925	3,788
Westvaco Corp.	7.950%	2/15/31	1,875	2,384
Weyerhaeuser Co.	8.500%	1/15/25	875	1,160
Weyerhaeuser Co.	7.375%	3/15/32	3,675	4,861
Weyerhaeuser Co.	6.875%	12/15/33	1,100	1,403
Worthington Industries Inc.	4.550%	4/15/26	700	726

Capital Goods (2.2%)
3M Co.	6.375%	2/15/28	500	657
3M Co.	5.700%	3/15/37	1,510	1,882
ABB Finance USA Inc.	4.375%	5/8/42	1,525	1,567
Boeing Co.	6.125%	2/15/33	1,325	1,698
Boeing Co.	6.625%	2/15/38	1,050	1,434
Boeing Co.	6.875%	3/15/39	2,525	3,559
Boeing Co.	5.875%	2/15/40	1,175	1,482
Caterpillar Inc.	5.300%	9/15/35	600	708
Caterpillar Inc.	6.050%	8/15/36	1,725	2,183
Caterpillar Inc.	5.200%	5/27/41	1,100	1,261
Caterpillar Inc.	3.803%	8/15/42	5,841	5,413
Caterpillar Inc.	4.300%	5/15/44	2,750	2,794
Caterpillar Inc.	4.750%	5/15/64	1,200	1,246
Deere & Co.	5.375%	10/16/29	2,475	2,920
Deere & Co.	8.100%	5/15/30	1,200	1,761
Deere & Co.	7.125%	3/3/31	200	274
Deere & Co.	3.900%	6/9/42	4,610	4,382
Dover Corp.	5.375%	10/15/35	825	948
Dover Corp.	6.600%	3/15/38	725	969
Dover Corp.	5.375%	3/1/41	900	1,072
Eaton Corp.	4.000%	11/2/32	2,020	1,993
Eaton Corp.	4.150%	11/2/42	3,250	3,097
Emerson Electric Co.	6.000%	8/15/32	1,650	2,075
Emerson Electric Co.	6.125%	4/15/39	825	1,059
Emerson Electric Co.	5.250%	11/15/39	175	203
General Dynamics Corp.	3.600%	11/15/42	1,900	1,715
General Electric Co.	4.125%	10/9/42	7,450	7,341
General Electric Co.	4.500%	3/11/44	7,580	7,878
Honeywell International Inc.	5.700%	3/15/36	2,100	2,554
Honeywell International Inc.	5.700%	3/15/37	1,525	1,859
Honeywell International Inc.	5.375%	3/1/41	2,670	3,170
Illinois Tool Works Inc.	4.875%	9/15/41	2,100	2,311
Illinois Tool Works Inc.	3.900%	9/1/42	2,750	2,618
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,200	1,418
Legrand France SA	8.500%	2/15/25	850	1,176
Lockheed Martin Corp.	6.150%	9/1/36	5,535	7,021
Lockheed Martin Corp.	5.500%	11/15/39	1,350	1,589
Lockheed Martin Corp.	5.720%	6/1/40	2,689	3,258
Lockheed Martin Corp.	4.850%	9/15/41	325	349
Lockheed Martin Corp.	4.070%	12/15/42	1,925	1,834
Northrop Grumman Corp.	5.050%	11/15/40	1,900	2,022
Northrop Grumman Corp.	4.750%	6/1/43	2,650	2,724
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,315	1,824
Owens Corning	7.000%	12/1/36	1,475	1,799

Parker Hannifin Corp.	6.250%	5/15/38	995	1,296
Precision Castparts Corp.	3.900%	1/15/43	1,275	1,217
Raytheon Co.	7.200%	8/15/27	400	531
Raytheon Co.	4.875%	10/15/40	1,300	1,426
Raytheon Co.	4.700%	12/15/41	1,850	1,985
Republic Services Inc.	6.200%	3/1/40	1,860	2,283
Republic Services Inc.	5.700%	5/15/41	2,500	2,935
Rockwell Automation Inc.	6.700%	1/15/28	300	385
Rockwell Automation Inc.	6.250%	12/1/37	800	1,029
Sonoco Products Co.	5.750%	11/1/40	1,950	2,254
Stanley Black & Decker Inc.	5.200%	9/1/40	1,200	1,361
United Technologies Corp.	6.700%	8/1/28	1,175	1,552
United Technologies Corp.	7.500%	9/15/29	1,775	2,533
United Technologies Corp.	5.400%	5/1/35	2,275	2,710
United Technologies Corp.	6.050%	6/1/36	3,125	3,966
United Technologies Corp.	6.125%	7/15/38	2,275	2,896
United Technologies Corp.	5.700%	4/15/40	4,385	5,335
United Technologies Corp.	4.500%	6/1/42	11,750	12,295
Valmont Industries Inc.	5.000%	10/1/44	50	49
Valmont Industries Inc.	5.250%	10/1/54	500	488
Waste Management Inc.	7.100%	8/1/26	1,745	2,292
Waste Management Inc.	7.000%	7/15/28	1,395	1,826
Waste Management Inc.	7.750%	5/15/32	1,375	1,988
Waste Management Inc.	6.125%	11/30/39	1,620	2,004

Communication (8.3%)
21st Century Fox America Inc.	6.550%	3/15/33	225	281
21st Century Fox America Inc.	6.200%	12/15/34	5,990	7,319
21st Century Fox America Inc.	6.400%	12/15/35	5,830	7,255
21st Century Fox America Inc.	8.150%	10/17/36	1,225	1,736
21st Century Fox America Inc.	6.150%	3/1/37	2,580	3,077
21st Century Fox America Inc.	6.650%	11/15/37	1,750	2,201
21st Century Fox America Inc.	7.850%	3/1/39	825	1,163
21st Century Fox America Inc.	6.900%	8/15/39	2,550	3,298
21st Century Fox America Inc.	6.150%	2/15/41	3,875	4,663
21st Century Fox America Inc.	5.400%	10/1/43	2,500	2,732
21st Century Fox America Inc.	7.750%	12/1/45	1,395	2,005
America Movil SAB de CV	6.375%	3/1/35	3,810	4,582
America Movil SAB de CV	6.125%	11/15/37	1,375	1,600
America Movil SAB de CV	6.125%	3/30/40	6,300	7,321
America Movil SAB de CV	4.375%	7/16/42	4,200	3,912
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,186
AT&T Corp.	8.000%	11/15/31	1,696	2,508
AT&T Inc.	6.150%	9/15/34	2,400	2,863
AT&T Inc.	6.500%	9/1/37	3,360	4,082
AT&T Inc.	6.300%	1/15/38	5,260	6,223
AT&T Inc.	6.400%	5/15/38	2,175	2,669
AT&T Inc.	6.550%	2/15/39	5,760	7,035
AT&T Inc.	5.350%	9/1/40	10,081	10,644
AT&T Inc.	5.550%	8/15/41	6,455	7,002
AT&T Inc.	4.300%	12/15/42	4,725	4,325
AT&T Inc.	4.800%	6/15/44	6,425	6,340
AT&T Inc.	4.350%	6/15/45	10,560	9,667
AT&T Mobility LLC	7.125%	12/15/31	1,950	2,625
Bellsouth Capital Funding Corp.	7.875%	2/15/30	2,118	2,847
BellSouth Corp.	6.875%	10/15/31	1,202	1,475
BellSouth Corp.	6.550%	6/15/34	915	1,110

BellSouth Corp.	6.000%	11/15/34	529	603
BellSouth Telecommunications LLC	6.375%	6/1/28	2,065	2,394
BellSouth Telecommunications LLC	0.000%	12/15/95	555	617
British Telecommunications plc	9.625%	12/15/30	8,225	12,976
CBS Corp.	7.875%	7/30/30	3,615	4,913
CBS Corp.	5.500%	5/15/33	225	246
CBS Corp.	5.900%	10/15/40	900	1,028
CBS Corp.	4.850%	7/1/42	1,700	1,676
CBS Corp.	4.900%	8/15/44	1,750	1,727
Comcast Corp.	3.375%	2/15/25	3,250	3,211
Comcast Corp.	4.250%	1/15/33	4,550	4,576
Comcast Corp.	7.050%	3/15/33	950	1,274
Comcast Corp.	4.200%	8/15/34	3,000	2,982
Comcast Corp.	5.650%	6/15/35	4,650	5,466
Comcast Corp.	6.500%	11/15/35	5,715	7,425
Comcast Corp.	6.450%	3/15/37	4,685	5,988
Comcast Corp.	6.950%	8/15/37	5,335	7,185
Comcast Corp.	6.400%	5/15/38	2,175	2,789
Comcast Corp.	6.550%	7/1/39	325	426
Comcast Corp.	6.400%	3/1/40	2,800	3,614
Comcast Corp.	4.650%	7/15/42	4,950	5,119
Comcast Corp.	4.500%	1/15/43	2,325	2,357
Comcast Corp.	4.750%	3/1/44	4,200	4,431
Deutsche Telekom International Finance BV	8.750%	6/15/30	10,275	15,037
6 Deutsche Telekom International Finance BV	9.250%	6/1/32	1,055	1,663
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	2,510	2,933
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	3,800	4,256
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	3,800	4,441
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	3,400	3,448
Discovery Communications LLC	6.350%	6/1/40	2,400	2,887
Discovery Communications LLC	4.950%	5/15/42	1,550	1,551
Discovery Communications LLC	4.875%	4/1/43	2,675	2,647
Embarq Corp.	7.995%	6/1/36	4,970	5,374
Grupo Televisa SAB	6.625%	3/18/25	1,700	2,049
Grupo Televisa SAB	8.500%	3/11/32	250	340
Grupo Televisa SAB	6.625%	1/15/40	2,035	2,444
Grupo Televisa SAB	5.000%	5/13/45	4,000	3,939
GTE Corp.	6.940%	4/15/28	2,675	3,263
Historic TW Inc.	6.625%	5/15/29	5,875	7,270
Koninklijke KPN NV	8.375%	10/1/30	2,425	3,422
McGraw Hill Financial Inc.	6.550%	11/15/37	1,150	1,204
Moody's Corp.	5.250%	7/15/44	1,700	1,772
NBCUniversal Media LLC	6.400%	4/30/40	3,695	4,746
NBCUniversal Media LLC	5.950%	4/1/41	3,100	3,784
NBCUniversal Media LLC	4.450%	1/15/43	3,425	3,445
New Cingular Wireless Services Inc.	8.750%	3/1/31	2,235	3,410
Orange SA	9.000%	3/1/31	7,390	10,888
Orange SA	5.375%	1/13/42	2,075	2,197
Orange SA	5.500%	2/6/44	4,000	4,358
Pacific Bell Telephone Co.	7.125%	3/15/26	1,847	2,351
Qwest Corp.	7.200%	11/10/26	200	201
Qwest Corp.	6.875%	9/15/33	4,450	4,450
Qwest Corp.	7.125%	11/15/43	1,500	1,511

Rogers Communications Inc.	7.500%	8/15/38	1,605	2,193
Rogers Communications Inc.	4.500%	3/15/43	825	809
Rogers Communications Inc.	5.450%	10/1/43	650	709
Rogers Communications Inc.	5.000%	3/15/44	3,725	3,839
TCI Communications Inc.	7.875%	2/15/26	1,600	2,204
TCI Communications Inc.	7.125%	2/15/28	1,095	1,438
Telefonica Emisiones SAU	7.045%	6/20/36	6,825	8,557
Telefonica Europe BV	8.250%	9/15/30	3,400	4,619
Thomson Reuters Corp.	5.500%	8/15/35	2,040	2,228
Thomson Reuters Corp.	5.850%	4/15/40	2,025	2,277
Thomson Reuters Corp.	4.500%	5/23/43	200	190
Thomson Reuters Corp.	5.650%	11/23/43	1,525	1,688
Time Warner Cable Inc.	6.550%	5/1/37	3,785	4,769
Time Warner Cable Inc.	7.300%	7/1/38	3,405	4,630
Time Warner Cable Inc.	6.750%	6/15/39	5,075	6,520
Time Warner Cable Inc.	5.875%	11/15/40	4,300	5,038
Time Warner Cable Inc.	5.500%	9/1/41	4,825	5,415
Time Warner Cable Inc.	4.500%	9/15/42	5,575	5,493
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,258
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,825	4,131
Time Warner Inc.	7.625%	4/15/31	5,400	7,289
Time Warner Inc.	7.700%	5/1/32	5,465	7,488
Time Warner Inc.	6.500%	11/15/36	2,850	3,429
Time Warner Inc.	6.200%	3/15/40	2,350	2,744
Time Warner Inc.	6.100%	7/15/40	2,210	2,562
Time Warner Inc.	6.250%	3/29/41	2,925	3,452
Time Warner Inc.	5.375%	10/15/41	2,350	2,507
Time Warner Inc.	4.900%	6/15/42	1,725	1,724
Time Warner Inc.	5.350%	12/15/43	1,325	1,427
Time Warner Inc.	4.650%	6/1/44	1,500	1,450
Verizon Communications Inc.	7.750%	12/1/30	4,700	6,444
Verizon Communications Inc.	6.400%	9/15/33	18,073	21,991
Verizon Communications Inc.	5.050%	3/15/34	2,400	2,533
Verizon Communications Inc.	5.850%	9/15/35	4,925	5,615
Verizon Communications Inc.	6.250%	4/1/37	5,375	6,428
Verizon Communications Inc.	6.400%	2/15/38	8,215	9,861
Verizon Communications Inc.	6.900%	4/15/38	3,500	4,486
Verizon Communications Inc.	7.350%	4/1/39	60	81
Verizon Communications Inc.	6.000%	4/1/41	3,800	4,401
Verizon Communications Inc.	4.750%	11/1/41	2,050	2,039
Verizon Communications Inc.	3.850%	11/1/42	3,165	2,764
Verizon Communications Inc.	6.550%	9/15/43	32,499	40,137
4 Verizon Communications Inc.	4.862%	8/21/46	13,588	13,671
4 Verizon Communications Inc.	5.012%	8/21/54	17,350	17,432
Verizon Maryland LLC	5.125%	6/15/33	2,350	2,422
Verizon New England Inc.	7.875%	11/15/29	490	626
Verizon New York Inc.	7.375%	4/1/32	1,175	1,449
Viacom Inc.	6.875%	4/30/36	5,060	6,331
Viacom Inc.	4.375%	3/15/43	4,437	4,047
Viacom Inc.	4.875%	6/15/43	550	541
Viacom Inc.	5.850%	9/1/43	2,825	3,141
Viacom Inc.	5.250%	4/1/44	1,400	1,451
Vodafone Group plc	7.875%	2/15/30	2,700	3,622
Vodafone Group plc	6.250%	11/30/32	1,150	1,367
Vodafone Group plc	6.150%	2/27/37	5,275	6,083
Vodafone Group plc	4.375%	2/19/43	4,375	4,022
Walt Disney Co.	7.000%	3/1/32	1,650	2,294

Walt Disney Co.	4.375%	8/16/41	1,025	1,065
Walt Disney Co.	4.125%	12/1/41	2,475	2,487
Walt Disney Co.	3.700%	12/1/42	1,700	1,589
Walt Disney Co.	4.125%	6/1/44	850	849
WPP Finance 2010	5.125%	9/7/42	875	899
WPP Finance 2010	5.625%	11/15/43	1,500	1,631

Consumer Cyclical (3.1%)
Bed Bath & Beyond Inc.	4.915%	8/1/34	900	894
Bed Bath & Beyond Inc.	5.165%	8/1/44	2,675	2,619
Cummins Inc.	4.875%	10/1/43	2,650	2,923
CVS Health Corp.	5.750%	5/15/41	2,375	2,806
CVS Health Corp.	5.300%	12/5/43	3,650	4,100
Daimler Finance North America LLC	8.500%	1/18/31	4,540	6,837
Darden Restaurants Inc.	6.800%	10/15/37	875	979
eBay Inc.	4.000%	7/15/42	2,150	1,871
Ford Holdings LLC	9.300%	3/1/30	1,925	2,860
Ford Motor Co.	6.625%	10/1/28	2,125	2,569
Ford Motor Co.	6.375%	2/1/29	1,025	1,220
Ford Motor Co.	7.450%	7/16/31	5,650	7,460
Ford Motor Co.	4.750%	1/15/43	6,625	6,590
Ford Motor Co.	7.400%	11/1/46	1,125	1,535
Home Depot Inc.	5.875%	12/16/36	8,750	10,803
Home Depot Inc.	5.400%	9/15/40	1,625	1,896
Home Depot Inc.	5.950%	4/1/41	3,825	4,758
Home Depot Inc.	4.200%	4/1/43	2,875	2,840
Home Depot Inc.	4.875%	2/15/44	3,500	3,813
Home Depot Inc.	4.400%	3/15/45	3,075	3,104
Johnson Controls Inc.	6.000%	1/15/36	675	792
Johnson Controls Inc.	5.700%	3/1/41	1,100	1,259
Johnson Controls Inc.	5.250%	12/1/41	635	686
Johnson Controls Inc.	4.625%	7/2/44	1,400	1,371
Johnson Controls Inc.	4.950%	7/2/64	900	883
Kohl's Corp.	6.000%	1/15/33	2,043	2,246
Kohl's Corp.	6.875%	12/15/37	545	667
Lowe's Cos. Inc.	6.875%	2/15/28	550	706
Lowe's Cos. Inc.	6.500%	3/15/29	1,300	1,622
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,697
Lowe's Cos. Inc.	6.650%	9/15/37	425	555
Lowe's Cos. Inc.	5.800%	4/15/40	4,175	5,041
Lowe's Cos. Inc.	5.125%	11/15/41	1,525	1,716
Lowe's Cos. Inc.	4.650%	4/15/42	2,560	2,677
Lowe's Cos. Inc.	5.000%	9/15/43	3,125	3,450
Lowe's Cos. Inc.	4.250%	9/15/44	500	489
Macy's Retail Holdings Inc.	6.900%	4/1/29	3,050	3,855
Macy's Retail Holdings Inc.	6.375%	3/15/37	3,025	3,736
Macy's Retail Holdings Inc.	5.125%	1/15/42	800	837
Macy's Retail Holdings Inc.	4.300%	2/15/43	2,150	1,980
McDonald's Corp.	6.300%	10/15/37	1,975	2,520
McDonald's Corp.	6.300%	3/1/38	2,700	3,471
McDonald's Corp.	5.700%	2/1/39	1,550	1,879
McDonald's Corp.	3.700%	2/15/42	3,425	3,120
McDonald's Corp.	3.625%	5/1/43	2,075	1,851
MDC Holdings Inc.	6.000%	1/15/43	1,025	942
NIKE Inc.	3.625%	5/1/43	1,475	1,387
Nordstrom Inc.	6.950%	3/15/28	1,225	1,588
Nordstrom Inc.	5.000%	1/15/44	2,574	2,767

4 QVC Inc.	4.450%	2/15/25	2,000	1,957
4 QVC Inc.	5.450%	8/15/34	1,750	1,722
QVC Inc.	5.950%	3/15/43	575	602
Target Corp.	6.350%	11/1/32	1,900	2,415
Target Corp.	6.500%	10/15/37	4,492	5,769
Target Corp.	7.000%	1/15/38	2,994	4,001
Target Corp.	4.000%	7/1/42	2,500	2,309
4 Tiffany & Co.	3.800%	10/1/24	800	798
4 Tiffany & Co.	4.900%	10/1/44	925	926
VF Corp.	6.450%	11/1/37	1,500	1,952
Wal-Mart Stores Inc.	5.875%	4/5/27	4,037	5,027
Wal-Mart Stores Inc.	7.550%	2/15/30	4,125	5,892
Wal-Mart Stores Inc.	5.250%	9/1/35	6,465	7,528
Wal-Mart Stores Inc.	6.500%	8/15/37	7,350	9,748
Wal-Mart Stores Inc.	6.200%	4/15/38	6,005	7,679
Wal-Mart Stores Inc.	5.625%	4/1/40	2,850	3,480
Wal-Mart Stores Inc.	4.875%	7/8/40	3,850	4,209
Wal-Mart Stores Inc.	5.000%	10/25/40	3,700	4,182
Wal-Mart Stores Inc.	5.625%	4/15/41	6,585	7,953
Wal-Mart Stores Inc.	4.000%	4/11/43	2,950	2,865
Wal-Mart Stores Inc.	4.750%	10/2/43	3,775	4,085
Wal-Mart Stores Inc.	4.300%	4/22/44	2,400	2,414
Walgreen Co.	4.400%	9/15/42	1,450	1,350
Western Union Co.	6.200%	11/17/36	1,950	2,008
Western Union Co.	6.200%	6/21/40	325	333
Yum! Brands Inc.	6.875%	11/15/37	965	1,211
Yum! Brands Inc.	5.350%	11/1/43	1,250	1,367

Consumer Noncyclical (6.9%)
Abbott Laboratories	6.150%	11/30/37	2,925	3,803
Abbott Laboratories	6.000%	4/1/39	1,225	1,568
Abbott Laboratories	5.300%	5/27/40	1,700	2,018
AbbVie Inc.	4.400%	11/6/42	8,225	7,679
4 Actavis Funding SCS	4.850%	6/15/44	4,650	4,379
Actavis Inc.	4.625%	10/1/42	2,875	2,631
Ahold Finance USA LLC	6.875%	5/1/29	1,550	1,953
Altria Group Inc.	9.950%	11/10/38	2,884	4,774
Altria Group Inc.	10.200%	2/6/39	2,796	4,740
Altria Group Inc.	4.250%	8/9/42	2,550	2,323
Altria Group Inc.	4.500%	5/2/43	2,900	2,742
Altria Group Inc.	5.375%	1/31/44	4,125	4,391
Amgen Inc.	6.375%	6/1/37	2,175	2,640
Amgen Inc.	6.900%	6/1/38	2,250	2,924
Amgen Inc.	6.400%	2/1/39	4,375	5,348
Amgen Inc.	5.750%	3/15/40	2,310	2,662
Amgen Inc.	4.950%	10/1/41	2,210	2,313
Amgen Inc.	5.150%	11/15/41	9,826	10,368
Amgen Inc.	5.650%	6/15/42	3,635	4,121
Anheuser-Busch Cos. LLC	6.800%	8/20/32	1,875	2,457
Anheuser-Busch Cos. LLC	5.950%	1/15/33	650	790
Anheuser-Busch Cos. LLC	5.750%	4/1/36	1,575	1,863
Anheuser-Busch Cos. LLC	6.450%	9/1/37	650	836
Anheuser-Busch Cos. LLC	6.500%	2/1/43	140	183
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,065	2,824
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,900	3,963
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,725	7,146
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,925	2,881

Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	1,225	1,582
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,450	3,065
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,880	2,334
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,225	2,606
Archer-Daniels-Midland Co.	5.765%	3/1/41	1,700	2,083
Archer-Daniels-Midland Co.	4.535%	3/26/42	660	694
Archer-Daniels-Midland Co.	4.016%	4/16/43	910	867
3 Ascension Health Alliance	4.847%	11/15/53	1,225	1,362
AstraZeneca plc	6.450%	9/15/37	8,550	11,083
AstraZeneca plc	4.000%	9/18/42	3,150	2,954
Avon Products Inc.	6.950%	3/15/43	800	801
Baxter International Inc.	6.250%	12/1/37	800	1,028
Baxter International Inc.	3.650%	8/15/42	1,325	1,199
Baxter International Inc.	4.500%	6/15/43	1,600	1,670
Becton Dickinson & Co.	6.000%	5/15/39	1,750	2,188
Becton Dickinson & Co.	5.000%	11/12/40	900	996
Boston Scientific Corp.	7.000%	11/15/35	1,375	1,790
Boston Scientific Corp.	7.375%	1/15/40	850	1,177
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,182
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,077	2,539
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,400	1,785
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,350	1,130
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,675	1,735
Bristol-Myers Squibb Co.	6.875%	8/1/97	525	735
Brown-Forman Corp.	3.750%	1/15/43	575	542
Campbell Soup Co.	3.800%	8/2/42	1,100	953
Cardinal Health Inc.	4.600%	3/15/43	775	788
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,625	2,562
Celgene Corp.	5.700%	10/15/40	600	692
Celgene Corp.	5.250%	8/15/43	1,200	1,307
Celgene Corp.	4.625%	5/15/44	3,800	3,710
Cleveland Clinic Foundation	4.858%	1/1/14	2,500	2,477
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,325	2,581
ConAgra Foods Inc.	7.125%	10/1/26	1,575	1,966
ConAgra Foods Inc.	7.000%	10/1/28	675	853
ConAgra Foods Inc.	8.250%	9/15/30	1,650	2,341
ConAgra Foods Inc.	6.625%	8/15/39	1,300	1,594
ConAgra Foods Inc.	4.650%	1/25/43	2,261	2,194
Covidien International Finance SA	6.550%	10/15/37	2,675	3,453
CR Bard Inc.	6.700%	12/1/26	500	641
Delhaize Group SA	5.700%	10/1/40	3,739	3,917
Diageo Capital plc	5.875%	9/30/36	1,250	1,506
Diageo Capital plc	3.875%	4/29/43	1,475	1,373
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,479
Diageo Investment Corp.	4.250%	5/11/42	2,250	2,208
Dignity Health California GO	4.500%	11/1/42	1,150	1,100
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	560	785
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,322
Eli Lilly & Co.	5.500%	3/15/27	5,300	6,336
Eli Lilly & Co.	5.550%	3/15/37	1,835	2,201
Eli Lilly & Co.	4.650%	6/15/44	1,250	1,328
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,241
Estee Lauder Cos. Inc.	3.700%	8/15/42	2,825	2,592
Express Scripts Holding Co.	6.125%	11/15/41	2,925	3,558
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,925	1,797
Genentech Inc.	5.250%	7/15/35	1,550	1,804
General Mills Inc.	5.400%	6/15/40	1,775	2,018

General Mills Inc.	4.150%	2/15/43	1,825	1,762
Gilead Sciences Inc.	5.650%	12/1/41	2,745	3,230
Gilead Sciences Inc.	4.800%	4/1/44	6,000	6,308
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,450	1,696
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	8,119	10,510
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,400	1,367
Hasbro Inc.	6.350%	3/15/40	1,829	2,172
Hasbro Inc.	5.100%	5/15/44	1,500	1,541
Ingredion Inc.	6.625%	4/15/37	575	713
Johnson & Johnson	6.950%	9/1/29	850	1,192
Johnson & Johnson	4.950%	5/15/33	2,425	2,843
Johnson & Johnson	4.375%	12/5/33	2,850	3,098
Johnson & Johnson	5.950%	8/15/37	3,405	4,391
Johnson & Johnson	5.850%	7/15/38	1,775	2,297
Johnson & Johnson	4.500%	9/1/40	2,500	2,724
Johnson & Johnson	4.500%	12/5/43	1,200	1,302
Kaiser Foundation Hospitals	4.875%	4/1/42	1,701	1,871
Kellogg Co.	7.450%	4/1/31	3,000	3,930
Kimberly-Clark Corp.	6.625%	8/1/37	2,825	3,822
Kimberly-Clark Corp.	5.300%	3/1/41	540	639
Kimberly-Clark Corp.	3.700%	6/1/43	875	816
Koninklijke Philips NV	6.875%	3/11/38	2,655	3,554
Koninklijke Philips NV	5.000%	3/15/42	3,200	3,490
Kraft Foods Group Inc.	6.875%	1/26/39	2,475	3,142
Kraft Foods Group Inc.	6.500%	2/9/40	4,125	5,095
Kraft Foods Group Inc.	5.000%	6/4/42	6,095	6,382
Kroger Co.	8.000%	9/15/29	2,425	3,220
Kroger Co.	7.500%	4/1/31	1,700	2,218
Kroger Co.	6.900%	4/15/38	1,200	1,540
Kroger Co.	5.400%	7/15/40	750	830
Kroger Co.	5.000%	4/15/42	900	934
Kroger Co.	5.150%	8/1/43	1,250	1,329
Lorillard Tobacco Co.	8.125%	5/1/40	729	991
Lorillard Tobacco Co.	7.000%	8/4/41	955	1,176
Mattel Inc.	5.450%	11/1/41	1,225	1,327
3 Mayo Clinic	3.774%	11/15/43	950	875
3 Mayo Clinic	4.000%	11/15/47	1,200	1,161
McKesson Corp.	6.000%	3/1/41	2,115	2,491
McKesson Corp.	4.883%	3/15/44	1,000	1,030
Mead Johnson Nutrition Co.	5.900%	11/1/39	835	992
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,513
Medtronic Inc.	6.500%	3/15/39	600	793
Medtronic Inc.	5.550%	3/15/40	1,400	1,678
Medtronic Inc.	4.500%	3/15/42	1,050	1,083
Medtronic Inc.	4.000%	4/1/43	2,225	2,080
Medtronic Inc.	4.625%	3/15/44	4,100	4,221
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	975	1,098
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	1,400	1,361
Merck & Co. Inc.	6.500%	12/1/33	4,470	5,952
Merck & Co. Inc.	6.550%	9/15/37	4,255	5,662
Merck & Co. Inc.	3.600%	9/15/42	775	698
Merck & Co. Inc.	4.150%	5/18/43	3,535	3,474
Merck Sharp & Dohme Corp.	6.300%	1/1/26	500	633
Merck Sharp & Dohme Corp.	6.400%	3/1/28	1,700	2,202
Merck Sharp & Dohme Corp.	5.950%	12/1/28	1,050	1,301

Merck Sharp & Dohme Corp.	5.750%	11/15/36	700	862
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,425	1,783
Molson Coors Brewing Co.	5.000%	5/1/42	3,600	3,625
Mondelez International Inc.	6.500%	11/1/31	2,575	3,261
Mondelez International Inc.	6.875%	2/1/38	2,385	3,069
Mondelez International Inc.	6.875%	1/26/39	1,560	2,064
Mondelez International Inc.	6.500%	2/9/40	2,939	3,690
Mylan Inc.	5.400%	11/29/43	2,340	2,463
Novant Health Inc.	4.371%	11/1/43	975	965
Novartis Capital Corp.	3.700%	9/21/42	1,500	1,407
Novartis Capital Corp.	4.400%	5/6/44	5,450	5,658
Pepsi Bottling Group Inc.	7.000%	3/1/29	4,075	5,439
PepsiCo Inc.	5.500%	1/15/40	375	442
PepsiCo Inc.	4.875%	11/1/40	3,640	3,928
PepsiCo Inc.	4.000%	3/5/42	2,970	2,793
PepsiCo Inc.	3.600%	8/13/42	1,625	1,433
4 Perrigo Co. plc	5.300%	11/15/43	1,400	1,473
Pfizer Inc.	7.200%	3/15/39	7,700	10,729
Pfizer Inc.	4.300%	6/15/43	2,800	2,798
Pfizer Inc.	4.400%	5/15/44	1,800	1,814
Pharmacia Corp.	6.600%	12/1/28	1,050	1,364
Philip Morris International Inc.	6.375%	5/16/38	4,490	5,627
Philip Morris International Inc.	4.375%	11/15/41	2,150	2,110
Philip Morris International Inc.	4.500%	3/20/42	2,975	2,996
Philip Morris International Inc.	3.875%	8/21/42	2,175	1,978
Philip Morris International Inc.	4.125%	3/4/43	3,000	2,842
Philip Morris International Inc.	4.875%	11/15/43	1,835	1,954
Procter & Gamble Co.	6.450%	1/15/26	1,200	1,554
Procter & Gamble Co.	5.500%	2/1/34	1,500	1,834
Procter & Gamble Co.	5.800%	8/15/34	200	252
Procter & Gamble Co.	5.550%	3/5/37	5,425	6,667
Quest Diagnostics Inc.	6.950%	7/1/37	715	886
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	1,093
Reynolds American Inc.	7.250%	6/15/37	1,450	1,822
Reynolds American Inc.	4.750%	11/1/42	2,975	2,836
Reynolds American Inc.	6.150%	9/15/43	1,300	1,487
Safeway Inc.	7.250%	2/1/31	1,736	1,709
St. Jude Medical Inc.	4.750%	4/15/43	3,125	3,177
Stryker Corp.	4.100%	4/1/43	1,500	1,440
Stryker Corp.	4.375%	5/15/44	1,575	1,580
Sysco Corp.	3.500%	10/2/24	4,500	4,502
Sysco Corp.	4.350%	10/2/34	2,725	2,749
Sysco Corp.	5.375%	9/21/35	2,425	2,774
Sysco Corp.	4.500%	10/2/44	3,975	3,979
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	3,125	3,753
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,175	1,294
Tyson Foods Inc.	4.875%	8/15/34	1,000	1,032
Tyson Foods Inc.	5.150%	8/15/44	3,273	3,372
Unilever Capital Corp.	5.900%	11/15/32	4,200	5,525
Whirlpool Corp.	5.150%	3/1/43	1,000	1,061
Wyeth LLC	6.500%	2/1/34	3,010	3,942
Wyeth LLC	6.000%	2/15/36	2,350	2,941
Wyeth LLC	5.950%	4/1/37	4,785	5,803
Zimmer Holdings Inc.	5.750%	11/30/39	2,100	2,474
Zoetis Inc.	4.700%	2/1/43	3,650	3,636

Energy (6.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,321
Anadarko Finance Co.	7.500%	5/1/31	2,835	3,839
Anadarko Petroleum Corp.	6.450%	9/15/36	6,025	7,333
Anadarko Petroleum Corp.	7.950%	6/15/39	1,050	1,488
Anadarko Petroleum Corp.	6.200%	3/15/40	1,825	2,203
Apache Corp.	6.000%	1/15/37	3,556	4,260
Apache Corp.	5.100%	9/1/40	4,250	4,474
Apache Corp.	5.250%	2/1/42	1,575	1,684
Apache Corp.	4.750%	4/15/43	5,600	5,596
Apache Corp.	4.250%	1/15/44	2,150	2,002
Apache Finance Canada Corp.	7.750%	12/15/29	650	921
Baker Hughes Inc.	6.875%	1/15/29	1,200	1,600
Baker Hughes Inc.	5.125%	9/15/40	4,465	5,042
Buckeye Partners LP	5.850%	11/15/43	900	945
Buckeye Partners LP	5.600%	10/15/44	1,000	999
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,451
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,386
Cameron International Corp.	7.000%	7/15/38	350	459
Cameron International Corp.	5.950%	6/1/41	2,400	2,811
Cameron International Corp.	5.125%	12/15/43	1,350	1,444
Canadian Natural Resources Ltd.	7.200%	1/15/32	2,275	3,006
Canadian Natural Resources Ltd.	6.450%	6/30/33	875	1,076
Canadian Natural Resources Ltd.	5.850%	2/1/35	650	759
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,490	3,157
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,345	1,643
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,650	2,145
Cenovus Energy Inc.	6.750%	11/15/39	5,905	7,674
Cenovus Energy Inc.	4.450%	9/15/42	1,700	1,685
Cenovus Energy Inc.	5.200%	9/15/43	875	961
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,600	1,967
Conoco Funding Co.	7.250%	10/15/31	1,195	1,669
ConocoPhillips	5.900%	10/15/32	2,300	2,873
ConocoPhillips	5.900%	5/15/38	2,925	3,633
ConocoPhillips	6.500%	2/1/39	7,125	9,340
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,100	1,385
ConocoPhillips Holding Co.	6.950%	4/15/29	3,400	4,540
Continental Resources Inc.	4.900%	6/1/44	3,475	3,382
DCP Midstream LLC	8.125%	8/16/30	1,575	2,092
DCP Midstream Operating LP	5.600%	4/1/44	1,350	1,482
Devon Energy Corp.	7.950%	4/15/32	2,535	3,559
Devon Energy Corp.	5.600%	7/15/41	4,260	4,747
Devon Energy Corp.	4.750%	5/15/42	525	524
Devon Financing Corp. LLC	7.875%	9/30/31	4,990	6,899
Diamond Offshore Drilling Inc.	5.700%	10/15/39	2,075	2,173
Diamond Offshore Drilling Inc.	4.875%	11/1/43	2,250	2,083
Dominion Gas Holdings LLC	4.800%	11/1/43	2,000	2,136
El Paso Natural Gas Co. LLC	8.375%	6/15/32	782	1,034
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	1,500	1,872
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	1,650	1,472
4 Enable Midstream Partners LP	5.000%	5/15/44	1,725	1,732
Enbridge Energy Partners LP	7.500%	4/15/38	2,170	2,874
Enbridge Energy Partners LP	5.500%	9/15/40	425	461
Enbridge Inc.	4.500%	6/10/44	1,500	1,468
Encana Corp.	7.200%	11/1/31	250	323
Encana Corp.	6.500%	8/15/34	5,000	6,293
Encana Corp.	6.625%	8/15/37	1,675	2,128

Encana Corp.	6.500%	2/1/38	1,775	2,183
Encana Corp.	5.150%	11/15/41	1,160	1,220
Energy Transfer Partners LP	8.250%	11/15/29	950	1,324
Energy Transfer Partners LP	6.625%	10/15/36	750	868
Energy Transfer Partners LP	7.500%	7/1/38	2,775	3,439
Energy Transfer Partners LP	6.050%	6/1/41	3,450	3,757
Energy Transfer Partners LP	6.500%	2/1/42	4,930	5,619
Energy Transfer Partners LP	5.150%	2/1/43	1,250	1,215
Eni USA Inc.	7.300%	11/15/27	600	800
EnLink Midstream Partners LP	5.600%	4/1/44	875	959
Ensco plc	5.750%	10/1/44	2,000	2,022
Enterprise Products Operating LLC	6.875%	3/1/33	2,275	2,962
Enterprise Products Operating LLC	6.650%	10/15/34	1,070	1,394
Enterprise Products Operating LLC	5.750%	3/1/35	850	990
Enterprise Products Operating LLC	7.550%	4/15/38	1,225	1,675
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,822
Enterprise Products Operating LLC	6.450%	9/1/40	1,275	1,593
Enterprise Products Operating LLC	5.950%	2/1/41	2,475	2,933
Enterprise Products Operating LLC	5.700%	2/15/42	1,225	1,403
Enterprise Products Operating LLC	4.850%	8/15/42	1,960	2,010
Enterprise Products Operating LLC	4.450%	2/15/43	5,150	4,969
Enterprise Products Operating LLC	4.850%	3/15/44	3,450	3,513
Enterprise Products Operating LLC	5.100%	2/15/45	2,600	2,739
Global Marine Inc.	7.000%	6/1/28	1,200	1,310
Halliburton Co.	6.700%	9/15/38	5,025	6,649
Halliburton Co.	7.450%	9/15/39	275	388
Halliburton Co.	4.500%	11/15/41	1,350	1,372
Halliburton Co.	4.750%	8/1/43	2,625	2,750
Hess Corp.	7.875%	10/1/29	2,625	3,541
Hess Corp.	7.300%	8/15/31	895	1,185
Hess Corp.	7.125%	3/15/33	925	1,217
Hess Corp.	6.000%	1/15/40	4,640	5,523
Hess Corp.	5.600%	2/15/41	3,925	4,414
Husky Energy Inc.	6.800%	9/15/37	1,150	1,500
Kerr-McGee Corp.	7.875%	9/15/31	1,000	1,388
Kinder Morgan Energy Partners LP	7.400%	3/15/31	500	608
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	627
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,600	1,913
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,575	2,707
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,950	2,211
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,979	4,647
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,875	2,091
Kinder Morgan Energy Partners LP	6.550%	9/15/40	375	432
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,750	1,974
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,275	1,318
Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,500	1,413
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,900	1,758
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,400	2,391
Magellan Midstream Partners LP	6.400%	5/1/37	175	221
Magellan Midstream Partners LP	4.200%	12/1/42	1,150	1,087
Magellan Midstream Partners LP	5.150%	10/15/43	1,875	2,025
Marathon Oil Corp.	6.800%	3/15/32	1,600	2,029
Marathon Oil Corp.	6.600%	10/1/37	3,150	3,958
Marathon Petroleum Corp.	6.500%	3/1/41	3,900	4,627
Marathon Petroleum Corp.	4.750%	9/15/44	1,000	958
Marathon Petroleum Corp.	5.000%	9/15/54	2,200	2,100
Murphy Oil Corp.	7.050%	5/1/29	500	591

Murphy Oil Corp.	5.125%	12/1/42	1,050	1,000
National Oilwell Varco Inc.	3.950%	12/1/42	5,100	4,847
Nisource Finance Corp.	6.250%	12/15/40	2,230	2,704
Nisource Finance Corp.	5.950%	6/15/41	2,875	3,372
Nisource Finance Corp.	5.250%	2/15/43	2,750	2,966
Nisource Finance Corp.	4.800%	2/15/44	1,625	1,660
Noble Energy Inc.	8.000%	4/1/27	1,275	1,697
Noble Energy Inc.	6.000%	3/1/41	2,600	2,990
Noble Energy Inc.	5.250%	11/15/43	3,500	3,681
Noble Holding International Ltd.	6.200%	8/1/40	1,900	1,961
Noble Holding International Ltd.	6.050%	3/1/41	950	981
7 Noble Holding International Ltd.	5.250%	3/15/42	1,425	1,299
ONEOK Partners LP	6.650%	10/1/36	2,525	3,083
ONEOK Partners LP	6.850%	10/15/37	200	251
ONEOK Partners LP	6.125%	2/1/41	3,050	3,488
ONEOK Partners LP	6.200%	9/15/43	1,150	1,328
Petro-Canada	7.875%	6/15/26	625	844
Petro-Canada	7.000%	11/15/28	1,425	1,851
Petro-Canada	5.350%	7/15/33	1,350	1,536
Petro-Canada	5.950%	5/15/35	2,580	3,066
Petro-Canada	6.800%	5/15/38	4,900	6,448
Phillips 66	5.875%	5/1/42	5,700	6,695
Pioneer Natural Resources Co.	7.200%	1/15/28	800	1,026
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,400	2,355
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	845	1,072
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	2,000	2,498
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,800	1,915
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	925	874
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,425	1,413
Pride International Inc.	7.875%	8/15/40	1,550	2,080
Rowan Cos. Inc.	5.400%	12/1/42	950	882
Rowan Cos. Inc.	5.850%	1/15/44	1,175	1,155
Shell International Finance BV	6.375%	12/15/38	9,090	11,896
Shell International Finance BV	5.500%	3/25/40	2,525	2,983
Shell International Finance BV	3.625%	8/21/42	1,900	1,710
Shell International Finance BV	4.550%	8/12/43	3,625	3,806
Southern Natural Gas Co. LLC	8.000%	3/1/32	3,158	4,054
Spectra Energy Capital LLC	6.750%	2/15/32	905	1,064
Spectra Energy Partners LP	5.950%	9/25/43	1,000	1,168
Suncor Energy Inc.	7.150%	2/1/32	800	1,095
Suncor Energy Inc.	5.950%	12/1/34	555	665
Suncor Energy Inc.	6.500%	6/15/38	4,285	5,449
Suncor Energy Inc.	6.850%	6/1/39	2,250	2,978
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	850	1,024
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,000	1,119
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	700	681
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,250	2,276
Talisman Energy Inc.	7.250%	10/15/27	450	563
Talisman Energy Inc.	5.850%	2/1/37	2,725	2,952
Talisman Energy Inc.	6.250%	2/1/38	2,500	2,829
Talisman Energy Inc.	5.500%	5/15/42	2,925	3,077

Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,466	1,788
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,400	1,718
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	710	914
Texas Eastern Transmission LP	7.000%	7/15/32	1,100	1,441
Tosco Corp.	7.800%	1/1/27	105	145
Tosco Corp.	8.125%	2/15/30	3,775	5,519
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,600	3,703
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,425	1,667
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,150	3,662
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,500	3,063
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,925	5,314
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,920	2,670
TransCanada PipeLines Ltd.	6.100%	6/1/40	975	1,175
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,075	1,134
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,625	1,781
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,075	1,041
Transocean Inc.	7.500%	4/15/31	1,725	1,808
Transocean Inc.	6.800%	3/15/38	3,300	3,212
Transocean Inc.	7.350%	12/15/41	855	912
Valero Energy Corp.	7.500%	4/15/32	2,121	2,731
Valero Energy Corp.	6.625%	6/15/37	3,785	4,530
Weatherford International LLC	6.800%	6/15/37	2,900	3,490
Weatherford International Ltd.	6.500%	8/1/36	2,130	2,457
Weatherford International Ltd.	7.000%	3/15/38	1,400	1,655
Weatherford International Ltd.	6.750%	9/15/40	600	715
Weatherford International Ltd.	5.950%	4/15/42	850	921
Western Gas Partners LP	5.450%	4/1/44	1,250	1,360
Williams Cos. Inc.	7.500%	1/15/31	1,151	1,328
Williams Cos. Inc.	8.750%	3/15/32	1,191	1,504
Williams Cos. Inc.	5.750%	6/24/44	2,700	2,616
Williams Partners LP	3.900%	1/15/25	2,300	2,268
Williams Partners LP	6.300%	4/15/40	1,980	2,322
Williams Partners LP	5.800%	11/15/43	2,350	2,593
Williams Partners LP	5.400%	3/4/44	1,400	1,474
Williams Partners LP	4.900%	1/15/45	1,400	1,360
XTO Energy Inc.	6.750%	8/1/37	440	625

Other Industrial (0.2%)
California Institute of Technology GO	4.700%	11/1/11	1,375	1,397
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	1,175	1,173
3 Massachusetts Institute of Technology	3.959%	7/1/38	1,300	1,319
Massachusetts Institute of Technology GO	5.600%	7/1/11	3,025	3,894
Massachusetts Institute of Technology GO	4.678%	7/1/14	825	888
3 Northwestern University Illinois GO	4.643%	12/1/44	1,850	2,056
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	900	869
University of Pennsylvania GO	4.674%	9/1/12	1,000	1,004

Technology (1.7%)
Apple Inc.	3.850%	5/4/43	8,110	7,520
Apple Inc.	4.450%	5/6/44	3,450	3,505
Applied Materials Inc.	5.850%	6/15/41	1,800	2,161
Broadcom Corp.	4.500%	8/1/34	750	765
Cisco Systems Inc.	5.900%	2/15/39	5,950	7,191
Cisco Systems Inc.	5.500%	1/15/40	6,735	7,797
Corning Inc.	7.250%	8/15/36	600	763
Corning Inc.	4.700%	3/15/37	2,800	2,950

Corning Inc.	5.750%	8/15/40	950	1,113
Corning Inc.	4.750%	3/15/42	575	607
Equifax Inc.	7.000%	7/1/37	750	952
Harris Corp.	6.150%	12/15/40	845	1,013
Hewlett-Packard Co.	6.000%	9/15/41	4,555	5,193
HP Enterprise Services LLC	7.450%	10/15/29	775	959
Intel Corp.	4.000%	12/15/32	3,000	2,968
Intel Corp.	4.800%	10/1/41	4,945	5,172
Intel Corp.	4.250%	12/15/42	2,975	2,906
International Business Machines Corp.	7.000%	10/30/25	1,625	2,157
International Business Machines Corp.	6.220%	8/1/27	2,100	2,663
International Business Machines Corp.	6.500%	1/15/28	475	613
International Business Machines Corp.	5.875%	11/29/32	2,400	3,004
International Business Machines Corp.	5.600%	11/30/39	2,728	3,254
International Business Machines Corp.	4.000%	6/20/42	3,753	3,592
Juniper Networks Inc.	5.950%	3/15/41	1,350	1,469
Leidos Holdings Inc.	5.950%	12/1/40	2,150	2,146
Microsoft Corp.	5.200%	6/1/39	3,105	3,551
Microsoft Corp.	4.500%	10/1/40	2,965	3,084
Microsoft Corp.	5.300%	2/8/41	3,875	4,513
Microsoft Corp.	3.500%	11/15/42	2,825	2,537
Microsoft Corp.	3.750%	5/1/43	185	173
Microsoft Corp.	4.875%	12/15/43	750	825
Motorola Solutions Inc.	7.500%	5/15/25	975	1,226
Motorola Solutions Inc.	5.500%	9/1/44	1,200	1,189
Oracle Corp.	4.300%	7/8/34	5,650	5,677
Oracle Corp.	6.500%	4/15/38	3,200	4,137
Oracle Corp.	6.125%	7/8/39	3,475	4,304
Oracle Corp.	5.375%	7/15/40	7,245	8,213
Oracle Corp.	4.500%	7/8/44	3,625	3,646
4 Seagate HDD Cayman	4.750%	1/1/25	2,800	2,793
Tyco Electronics Group SA	7.125%	10/1/37	1,250	1,664
Xerox Corp.	6.750%	12/15/39	1,175	1,438

Transportation (1.7%)
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	968	977
American Airlines 2014-1 Class A Pass
Through Trust	3.700%	10/1/26	2,300	2,294
3 BNSF Funding Trust I	6.613%	12/15/55	850	952
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,200	1,548
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,822
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,575	1,985
Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,075	2,563
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,195	2,589
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,325	1,425
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,310	1,471
Burlington Northern Santa Fe LLC	4.950%	9/15/41	350	373
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,660	1,643
Burlington Northern Santa Fe LLC	4.375%	9/1/42	4,175	4,064
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,210	1,192
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,180
Burlington Northern Santa Fe LLC	4.900%	4/1/44	3,825	4,039
Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,500	2,498
Canadian National Railway Co.	6.900%	7/15/28	1,500	2,004
Canadian National Railway Co.	6.250%	8/1/34	2,450	3,154
Canadian National Railway Co.	6.200%	6/1/36	1,550	2,005

Canadian National Railway Co.	3.500%	11/15/42	1,450	1,318
Canadian Pacific Railway Co.	7.125%	10/15/31	1,950	2,652
Canadian Pacific Railway Co.	5.750%	3/15/33	1,460	1,743
Canadian Pacific Railway Co.	5.950%	5/15/37	1,545	1,936
Canadian Pacific Railway Ltd.	5.750%	1/15/42	1,000	1,233
Con-way Inc.	6.700%	5/1/34	1,050	1,166
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	3,352	3,394
CSX Corp.	6.000%	10/1/36	175	214
CSX Corp.	6.150%	5/1/37	2,280	2,823
CSX Corp.	6.220%	4/30/40	3,850	4,833
CSX Corp.	5.500%	4/15/41	1,600	1,851
CSX Corp.	4.750%	5/30/42	1,675	1,756
CSX Corp.	4.400%	3/1/43	525	521
CSX Corp.	4.100%	3/15/44	2,850	2,672
CSX Corp.	4.500%	8/1/54	1,525	1,482
FedEx Corp.	4.900%	1/15/34	3,075	3,317
FedEx Corp.	3.875%	8/1/42	1,250	1,120
FedEx Corp.	4.100%	4/15/43	500	465
FedEx Corp.	5.100%	1/15/44	1,600	1,716
3 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	2,175	2,159
Kansas City Southern Railway Co.	4.300%	5/15/43	1,325	1,288
Norfolk Southern Corp.	5.590%	5/17/25	631	735
Norfolk Southern Corp.	7.800%	5/15/27	2,242	3,049
Norfolk Southern Corp.	7.250%	2/15/31	560	760
Norfolk Southern Corp.	7.050%	5/1/37	600	815
Norfolk Southern Corp.	4.837%	10/1/41	2,823	3,029
Norfolk Southern Corp.	3.950%	10/1/42	1,125	1,054
Norfolk Southern Corp.	4.800%	8/15/43	1,200	1,279
Norfolk Southern Corp.	7.900%	5/15/97	250	383
Norfolk Southern Corp.	6.000%	3/15/05	1,400	1,669
Norfolk Southern Corp.	6.000%	5/23/11	1,625	1,946
Union Pacific Corp.	6.625%	2/1/29	1,900	2,485
Union Pacific Corp.	4.750%	9/15/41	3,280	3,545
Union Pacific Corp.	4.250%	4/15/43	975	968
Union Pacific Corp.	4.750%	12/15/43	825	883
Union Pacific Corp.	4.821%	2/1/44	1,990	2,160
Union Pacific Corp.	4.850%	6/15/44	1,500	1,631
Union Pacific Corp.	4.150%	1/15/45	300	293
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	781	913
3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	9/3/26	1,700	1,700
3 United Airlines Pass Through Trust Series
2013-1	4.300%	2/15/27	1,575	1,622
3 United Airlines Pass Through Trust Series
2014-1	4.000%	10/11/27	2,375	2,393
United Parcel Service Inc.	6.200%	1/15/38	3,410	4,402
United Parcel Service Inc.	4.875%	11/15/40	2,610	2,904
United Parcel Service Inc.	3.625%	10/1/42	2,575	2,351
United Parcel Service of America Inc.	8.375%	4/1/30	500	732
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	1,725	1,734
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,864	1,948
				2,439,329

Utilities (6.6%)
Electric (6.2%)
AEP Texas Central Co.	6.650%	2/15/33	2,205	2,860
Alabama Power Co.	5.650%	3/15/35	750	765
Alabama Power Co.	6.125%	5/15/38	1,500	1,926
Alabama Power Co.	6.000%	3/1/39	1,450	1,840
Alabama Power Co.	5.500%	3/15/41	500	611
Alabama Power Co.	5.200%	6/1/41	1,075	1,248
Alabama Power Co.	4.100%	1/15/42	800	794
Alabama Power Co.	3.850%	12/1/42	1,250	1,195
Alabama Power Co.	4.150%	8/15/44	1,200	1,191
Ameren Illinois Co.	4.800%	12/15/43	2,203	2,395
Appalachian Power Co.	5.800%	10/1/35	1,775	2,131
Appalachian Power Co.	6.375%	4/1/36	1,225	1,526
Appalachian Power Co.	6.700%	8/15/37	500	651
Appalachian Power Co.	7.000%	4/1/38	2,093	2,837
Arizona Public Service Co.	5.050%	9/1/41	850	962
Arizona Public Service Co.	4.500%	4/1/42	1,510	1,577
Arizona Public Service Co.	4.700%	1/15/44	1,250	1,352
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,075	1,392
Berkshire Hathaway Energy Co.	8.480%	9/15/28	420	611
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,870	7,264
Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,675	2,049
Berkshire Hathaway Energy Co.	6.500%	9/15/37	3,680	4,755
Berkshire Hathaway Energy Co.	5.150%	11/15/43	4,100	4,567
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,425	1,969
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,600	1,459
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,625	1,720
Cleco Power LLC	6.500%	12/1/35	500	628
Cleco Power LLC	6.000%	12/1/40	1,000	1,184
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	1,140
CMS Energy Corp.	4.700%	3/31/43	850	860
CMS Energy Corp.	4.875%	3/1/44	850	877
Commonwealth Edison Co.	5.900%	3/15/36	3,500	4,373
Commonwealth Edison Co.	6.450%	1/15/38	1,475	1,956
Commonwealth Edison Co.	3.800%	10/1/42	650	612
Commonwealth Edison Co.	4.600%	8/15/43	3,300	3,500
Connecticut Light & Power Co.	6.350%	6/1/36	1,250	1,663
Connecticut Light & Power Co.	4.300%	4/15/44	525	537
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,700	3,101
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,200	2,680
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	1,550	1,890
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,300	1,664
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,025	2,716
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	875	1,033
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,850	2,246
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,000	988
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	850	804
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,550	2,595
Consumers Energy Co.	3.950%	5/15/43	1,950	1,893
Consumers Energy Co.	4.350%	8/31/64	750	743
Delmarva Power & Light Co.	4.000%	6/1/42	1,250	1,214
Dominion Resources Inc.	6.300%	3/15/33	2,550	3,145
Dominion Resources Inc.	5.950%	6/15/35	2,625	3,172
Dominion Resources Inc.	4.900%	8/1/41	1,600	1,695
Dominion Resources Inc.	4.050%	9/15/42	1,075	1,001
3 Dominion Resources Inc.	5.750%	10/1/54	2,100	2,123

DTE Electric Co.	3.375%	3/1/25	1,975	1,989
DTE Electric Co.	5.700%	10/1/37	1,710	2,128
DTE Electric Co.	3.950%	6/15/42	1,125	1,092
DTE Electric Co.	4.000%	4/1/43	900	878
DTE Electric Co.	4.300%	7/1/44	400	409
DTE Energy Co.	6.375%	4/15/33	1,700	2,134
Duke Energy Carolinas LLC	6.000%	12/1/28	1,625	2,019
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,338
Duke Energy Carolinas LLC	6.100%	6/1/37	1,275	1,581
Duke Energy Carolinas LLC	6.000%	1/15/38	1,955	2,466
Duke Energy Carolinas LLC	6.050%	4/15/38	3,150	4,013
Duke Energy Carolinas LLC	5.300%	2/15/40	2,300	2,711
Duke Energy Carolinas LLC	4.250%	12/15/41	3,225	3,270
Duke Energy Carolinas LLC	4.000%	9/30/42	1,900	1,855
Duke Energy Florida Inc.	6.350%	9/15/37	1,595	2,123
Duke Energy Florida Inc.	6.400%	6/15/38	3,350	4,465
Duke Energy Florida Inc.	5.650%	4/1/40	795	984
Duke Energy Florida Inc.	3.850%	11/15/42	1,250	1,189
Duke Energy Indiana Inc.	6.120%	10/15/35	1,055	1,293
Duke Energy Indiana Inc.	6.350%	8/15/38	2,350	3,153
Duke Energy Indiana Inc.	4.200%	3/15/42	700	706
Duke Energy Indiana Inc.	4.900%	7/15/43	1,500	1,684
Duke Energy Progress Inc.	6.300%	4/1/38	1,775	2,330
Duke Energy Progress Inc.	4.100%	5/15/42	475	472
Duke Energy Progress Inc.	4.100%	3/15/43	1,000	993
Duke Energy Progress Inc.	4.375%	3/30/44	500	518
El Paso Electric Co.	6.000%	5/15/35	850	1,016
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,150	1,353
Entergy Louisiana LLC	5.400%	11/1/24	1,875	2,187
Entergy Louisiana LLC	4.440%	1/15/26	625	680
Exelon Corp.	5.625%	6/15/35	2,810	3,142
Exelon Generation Co. LLC	6.250%	10/1/39	2,455	2,857
Exelon Generation Co. LLC	5.750%	10/1/41	1,800	2,000
Exelon Generation Co. LLC	5.600%	6/15/42	3,745	4,001
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,045	1,144
Florida Power & Light Co.	5.950%	10/1/33	950	1,194
Florida Power & Light Co.	5.625%	4/1/34	2,074	2,525
Florida Power & Light Co.	4.950%	6/1/35	460	526
Florida Power & Light Co.	5.400%	9/1/35	1,190	1,426
Florida Power & Light Co.	6.200%	6/1/36	1,150	1,490
Florida Power & Light Co.	5.650%	2/1/37	1,525	1,867
Florida Power & Light Co.	5.850%	5/1/37	475	600
Florida Power & Light Co.	5.950%	2/1/38	2,375	2,996
Florida Power & Light Co.	5.960%	4/1/39	1,825	2,335
Florida Power & Light Co.	5.690%	3/1/40	750	934
Florida Power & Light Co.	5.250%	2/1/41	1,495	1,758
Florida Power & Light Co.	5.125%	6/1/41	1,125	1,304
Florida Power & Light Co.	4.125%	2/1/42	1,775	1,787
Florida Power & Light Co.	4.050%	6/1/42	1,325	1,320
Florida Power & Light Co.	3.800%	12/15/42	1,375	1,312
Georgia Power Co.	5.650%	3/1/37	2,575	3,049
Georgia Power Co.	5.950%	2/1/39	725	897
Georgia Power Co.	5.400%	6/1/40	1,710	1,967
Georgia Power Co.	4.750%	9/1/40	1,625	1,737
Georgia Power Co.	4.300%	3/15/42	2,825	2,819
Iberdrola International BV	6.750%	7/15/36	1,495	1,826
Indiana Michigan Power Co.	6.050%	3/15/37	425	521

Interstate Power & Light Co.	6.250%	7/15/39	1,600	2,092
ITC Holdings Corp.	5.300%	7/1/43	1,450	1,627
Jersey Central Power & Light Co.	6.150%	6/1/37	750	877
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,195	2,389
Kansas City Power & Light Co.	6.050%	11/15/35	900	1,095
Kansas City Power & Light Co.	5.300%	10/1/41	1,500	1,680
Kentucky Utilities Co.	5.125%	11/1/40	1,800	2,085
Kentucky Utilities Co.	4.650%	11/15/43	1,800	1,944
Louisville Gas & Electric Co.	5.125%	11/15/40	1,975	2,282
Louisville Gas & Electric Co.	4.650%	11/15/43	75	81
MidAmerican Energy Co.	6.750%	12/30/31	1,795	2,367
MidAmerican Energy Co.	5.750%	11/1/35	850	1,037
MidAmerican Energy Co.	5.800%	10/15/36	1,625	2,009
Mississippi Power Co.	4.250%	3/15/42	1,625	1,595
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,189	1,199
4 National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,851	1,867
Nevada Power Co.	6.650%	4/1/36	775	1,022
Nevada Power Co.	6.750%	7/1/37	1,800	2,418
Nevada Power Co.	5.375%	9/15/40	970	1,147
Nevada Power Co.	5.450%	5/15/41	530	624
Northern States Power Co.	5.250%	7/15/35	1,175	1,388
Northern States Power Co.	6.250%	6/1/36	525	686
Northern States Power Co.	6.200%	7/1/37	1,200	1,561
Northern States Power Co.	5.350%	11/1/39	625	739
Northern States Power Co.	4.850%	8/15/40	1,200	1,356
Northern States Power Co.	3.400%	8/15/42	475	422
Northern States Power Co.	4.125%	5/15/44	1,300	1,309
NSTAR Electric Co.	5.500%	3/15/40	2,550	3,077
NSTAR Electric Co.	4.400%	3/1/44	375	391
Oglethorpe Power Corp.	5.950%	11/1/39	750	909
Oglethorpe Power Corp.	5.375%	11/1/40	1,730	1,968
Oglethorpe Power Corp.	4.200%	12/1/42	700	672
Oglethorpe Power Corp.	4.550%	6/1/44	550	551
Oglethorpe Power Corp.	5.250%	9/1/50	675	754
Ohio Edison Co.	6.875%	7/15/36	1,625	2,126
Ohio Power Co.	6.600%	2/15/33	900	1,159
Ohio Power Co.	5.850%	10/1/35	1,300	1,560
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	432
Oklahoma Gas & Electric Co.	5.250%	5/15/41	750	880
Oklahoma Gas & Electric Co.	3.900%	5/1/43	1,375	1,319
Oklahoma Gas & Electric Co.	4.550%	3/15/44	625	658
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,550	2,120
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,080	1,526
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,265	1,853
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,175	1,366
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,310	1,407
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,325	1,553
Pacific Gas & Electric Co.	6.050%	3/1/34	9,790	12,038
Pacific Gas & Electric Co.	5.800%	3/1/37	3,130	3,748
Pacific Gas & Electric Co.	6.350%	2/15/38	2,650	3,388
Pacific Gas & Electric Co.	6.250%	3/1/39	2,200	2,819
Pacific Gas & Electric Co.	5.400%	1/15/40	1,180	1,342
Pacific Gas & Electric Co.	4.500%	12/15/41	750	759
Pacific Gas & Electric Co.	4.450%	4/15/42	1,475	1,479
Pacific Gas & Electric Co.	4.600%	6/15/43	1,700	1,759

Pacific Gas & Electric Co.	5.125%	11/15/43	1,700	1,894
Pacific Gas & Electric Co.	4.750%	2/15/44	1,250	1,317
PacifiCorp	7.700%	11/15/31	400	582
PacifiCorp	5.250%	6/15/35	1,150	1,345
PacifiCorp	6.100%	8/1/36	1,050	1,363
PacifiCorp	5.750%	4/1/37	1,825	2,260
PacifiCorp	6.250%	10/15/37	2,143	2,786
PacifiCorp	6.000%	1/15/39	1,725	2,187
PacifiCorp	4.100%	2/1/42	2,000	1,982
Peco Energy Co.	5.950%	10/1/36	340	437
Pennsylvania Electric Co.	6.150%	10/1/38	850	1,000
Potomac Electric Power Co.	6.500%	11/15/37	2,000	2,677
Potomac Electric Power Co.	7.900%	12/15/38	160	247
Potomac Electric Power Co.	4.150%	3/15/43	725	737
PPL Capital Funding Inc.	4.700%	6/1/43	1,575	1,614
PPL Capital Funding Inc.	5.000%	3/15/44	1,000	1,067
PPL Electric Utilities Corp.	6.250%	5/15/39	1,275	1,677
PPL Electric Utilities Corp.	5.200%	7/15/41	800	939
PPL Electric Utilities Corp.	4.750%	7/15/43	150	165
PPL Electric Utilities Corp.	4.125%	6/15/44	1,000	1,009
Progress Energy Inc.	7.750%	3/1/31	1,875	2,635
Progress Energy Inc.	7.000%	10/30/31	900	1,189
Progress Energy Inc.	6.000%	12/1/39	1,775	2,188
PSEG Power LLC	8.625%	4/15/31	1,075	1,545
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,344
Public Service Co. of Colorado	6.500%	8/1/38	630	862
Public Service Co. of Colorado	4.750%	8/15/41	1,300	1,422
Public Service Co. of Colorado	3.600%	9/15/42	1,850	1,693
Public Service Co. of Colorado	4.300%	3/15/44	1,850	1,902
Public Service Co. of Oklahoma	6.625%	11/15/37	300	395
Public Service Electric & Gas Co.	5.800%	5/1/37	1,750	2,193
Public Service Electric & Gas Co.	5.375%	11/1/39	2,601	3,120
Public Service Electric & Gas Co.	3.950%	5/1/42	2,375	2,323
Public Service Electric & Gas Co.	3.650%	9/1/42	2,425	2,247
Public Service Electric & Gas Co.	4.000%	6/1/44	100	98
Puget Sound Energy Inc.	7.020%	12/1/27	1,146	1,504
Puget Sound Energy Inc.	5.483%	6/1/35	1,725	2,049
Puget Sound Energy Inc.	6.724%	6/15/36	128	177
Puget Sound Energy Inc.	6.274%	3/15/37	1,775	2,327
Puget Sound Energy Inc.	5.757%	10/1/39	1,450	1,796
Puget Sound Energy Inc.	5.795%	3/15/40	675	841
Puget Sound Energy Inc.	5.764%	7/15/40	1,220	1,522
Puget Sound Energy Inc.	5.638%	4/15/41	325	399
Puget Sound Energy Inc.	4.434%	11/15/41	650	690
San Diego Gas & Electric Co.	6.000%	6/1/26	500	620
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,213
San Diego Gas & Electric Co.	6.125%	9/15/37	841	1,080
San Diego Gas & Electric Co.	6.000%	6/1/39	325	415
San Diego Gas & Electric Co.	5.350%	5/15/40	200	237
San Diego Gas & Electric Co.	4.500%	8/15/40	2,225	2,353
San Diego Gas & Electric Co.	3.950%	11/15/41	1,150	1,130
San Diego Gas & Electric Co.	4.300%	4/1/42	500	516
Sierra Pacific Power Co.	6.750%	7/1/37	1,170	1,595
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	663
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	2,110
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,200	1,521
South Carolina Electric & Gas Co.	5.450%	2/1/41	900	1,071

South Carolina Electric & Gas Co.	4.350%	2/1/42	1,895	1,924
South Carolina Electric & Gas Co.	4.600%	6/15/43	825	868
South Carolina Electric & Gas Co.	4.500%	6/1/64	925	933
Southern California Edison Co.	6.650%	4/1/29	200	256
Southern California Edison Co.	6.000%	1/15/34	1,260	1,600
Southern California Edison Co.	5.750%	4/1/35	1,300	1,601
Southern California Edison Co.	5.350%	7/15/35	2,400	2,838
Southern California Edison Co.	5.550%	1/15/36	100	121
Southern California Edison Co.	5.625%	2/1/36	3,000	3,634
Southern California Edison Co.	5.550%	1/15/37	500	603
Southern California Edison Co.	5.950%	2/1/38	2,675	3,365
Southern California Edison Co.	6.050%	3/15/39	325	415
Southern California Edison Co.	5.500%	3/15/40	625	761
Southern California Edison Co.	4.500%	9/1/40	2,525	2,696
Southern California Edison Co.	3.900%	12/1/41	1,175	1,132
Southern California Edison Co.	4.050%	3/15/42	2,540	2,509
Southern California Edison Co.	3.900%	3/15/43	500	477
Southern California Edison Co.	4.650%	10/1/43	2,250	2,413
Southern Power Co.	5.150%	9/15/41	1,725	1,889
Southern Power Co.	5.250%	7/15/43	1,000	1,111
Southwestern Electric Power Co.	6.200%	3/15/40	400	509
Southwestern Public Service Co.	4.500%	8/15/41	1,950	2,046
Tampa Electric Co.	6.550%	5/15/36	800	1,073
Tampa Electric Co.	6.150%	5/15/37	700	901
Tampa Electric Co.	4.100%	6/15/42	1,725	1,710
Toledo Edison Co.	6.150%	5/15/37	875	1,054
TransAlta Corp.	6.500%	3/15/40	600	615
Union Electric Co.	5.300%	8/1/37	1,675	1,943
Union Electric Co.	8.450%	3/15/39	300	490
Union Electric Co.	3.900%	9/15/42	1,675	1,613
Virginia Electric & Power Co.	6.000%	1/15/36	1,935	2,465
Virginia Electric & Power Co.	6.000%	5/15/37	1,725	2,183
Virginia Electric & Power Co.	6.350%	11/30/37	1,800	2,391
Virginia Electric & Power Co.	8.875%	11/15/38	1,460	2,411
Virginia Electric & Power Co.	4.000%	1/15/43	2,175	2,109
Virginia Electric & Power Co.	4.650%	8/15/43	1,700	1,826
Virginia Electric and Power Co.	4.450%	2/15/44	1,700	1,764
Westar Energy Inc.	4.125%	3/1/42	1,235	1,231
Westar Energy Inc.	4.100%	4/1/43	1,700	1,699
Westar Energy Inc.	4.625%	9/1/43	2,000	2,137
Wisconsin Electric Power Co.	5.625%	5/15/33	450	552
Wisconsin Electric Power Co.	5.700%	12/1/36	850	1,063
Wisconsin Electric Power Co.	3.650%	12/15/42	325	306
Wisconsin Electric Power Co.	4.250%	6/1/44	1,725	1,789
Wisconsin Power & Light Co.	6.375%	8/15/37	975	1,310
Wisconsin Public Service Corp.	3.671%	12/1/42	850	794
Wisconsin Public Service Corp.	4.752%	11/1/44	1,500	1,675
Xcel Energy Inc.	6.500%	7/1/36	650	849
Xcel Energy Inc.	4.800%	9/15/41	600	658

Natural Gas (0.3%)
AGL Capital Corp.	6.000%	10/1/34	850	1,048
AGL Capital Corp.	5.875%	3/15/41	1,935	2,380
AGL Capital Corp.	4.400%	6/1/43	1,350	1,360
Atmos Energy Corp.	5.500%	6/15/41	1,550	1,864
Atmos Energy Corp.	4.150%	1/15/43	1,400	1,397
KeySpan Corp.	8.000%	11/15/30	1,175	1,627

Laclede Group Inc.	4.700%	8/15/44	850	860
4 ONE Gas Inc.	4.658%	2/1/44	1,575	1,720
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	850	865
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	922
Sempra Energy	6.000%	10/15/39	4,950	6,149
Southern California Gas Co.	5.750%	11/15/35	75	94
Southern California Gas Co.	3.750%	9/15/42	1,350	1,280
Southern California Gas Co.	4.450%	3/15/44	725	768

Other Utility (0.1%)
American Water Capital Corp.	3.400%	3/1/25	500	498
American Water Capital Corp.	6.593%	10/15/37	2,675	3,540
American Water Capital Corp.	4.300%	12/1/42	1,250	1,241
United Utilities plc	6.875%	8/15/28	1,425	1,697
Veolia Environnement SA	6.750%	6/1/38	1,425	1,722

				480,168
Total Corporate Bonds (Cost $3,345,123)				3,613,466
Sovereign Bonds (U.S. Dollar-Denominated) (7.3%)
Abu Dhabi National Energy Co.	3.875%	5/6/24	2,200	2,178
Asian Development Bank	6.220%	8/15/27	3,000	3,993
Asian Development Bank	5.820%	6/16/28	280	356
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,250	2,117
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	2,300	2,404
Ecopetrol SA	4.125%	1/16/25	4,500	4,337
Ecopetrol SA	7.375%	9/18/43	2,500	3,026
Ecopetrol SA	5.875%	5/28/45	6,000	6,120
European Investment Bank	4.875%	2/15/36	1,655	2,027
Export-Import Bank of Korea	3.250%	8/12/26	3,100	3,033
Federative Republic of Brazil	4.250%	1/7/25	13,450	13,319
Federative Republic of Brazil	8.750%	2/4/25	3,382	4,600
Federative Republic of Brazil	10.125%	5/15/27	1,900	2,926
Federative Republic of Brazil	8.250%	1/20/34	6,175	8,305
Federative Republic of Brazil	7.125%	1/20/37	7,195	8,783
3 Federative Republic of Brazil	11.000%	8/17/40	5,150	5,603
Federative Republic of Brazil	5.625%	1/7/41	10,600	10,962
Federative Republic of Brazil	5.000%	1/27/45	10,000	9,366
Hydro-Quebec	8.500%	12/1/29	1,321	1,970
Inter-American Development Bank	7.000%	6/15/25	750	1,003
Inter-American Development Bank	3.875%	10/28/41	1,230	1,282
Inter-American Development Bank	3.200%	8/7/42	1,750	1,593
Inter-American Development Bank	4.375%	1/24/44	1,725	1,949
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,524
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,325	1,591
5 KFW	0.000%	4/18/36	11,500	5,624
5 KFW	0.000%	6/29/37	825	384
Korea Electric Power Corp.	7.000%	2/1/27	750	929
Nexen Energy ULC	7.875%	3/15/32	1,800	2,493
Nexen Energy ULC	5.875%	3/10/35	1,850	2,138
Nexen Energy ULC	6.400%	5/15/37	3,740	4,617
Nexen Energy ULC	7.500%	7/30/39	1,525	2,131
3 Oriental Republic of Uruguay	7.625%	3/21/36	2,443	3,243
3 Oriental Republic of Uruguay	4.125%	11/20/45	2,600	2,211
3 Oriental Republic of Uruguay	5.100%	6/18/50	7,950	7,713

Pemex Project Funding Master Trust	6.625%	6/15/35	9,120	10,532
Pemex Project Funding Master Trust	6.625%	6/15/38	2,575	2,968
Petrobras Global Finance BV	5.625%	5/20/43	3,900	3,434
Petrobras Global Finance BV	7.250%	3/17/44	2,510	2,714
PETROBRAS INTERNATIONAL FINANCE
CO. SA	6.875%	1/20/40	6,600	6,831
PETROBRAS INTERNATIONAL FINANCE
CO. SA	6.750%	1/27/41	7,045	7,084
Petroleos Mexicanos	6.500%	6/2/41	9,175	10,480
Petroleos Mexicanos	5.500%	6/27/44	7,950	8,015
4 Petroleos Mexicanos	6.375%	1/23/45	8,800	9,889
Province of British Columbia	6.500%	1/15/26	1,500	1,967
Province of British Columbia	7.250%	9/1/36	500	747
Quebec	7.500%	9/15/29	5,715	8,106
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,545
Republic of Chile	3.625%	10/30/42	2,200	1,919
Republic of Colombia	10.375%	1/28/33	500	777
Republic of Colombia	7.375%	9/18/37	5,997	7,991
Republic of Colombia	6.125%	1/18/41	8,225	9,585
3 Republic of Colombia	5.625%	2/26/44	6,700	7,353
Republic of Finland	6.950%	2/15/26	695	911
Republic of Italy	5.375%	6/15/33	5,825	7,046
Republic of Korea	5.625%	11/3/25	1,775	2,196
Republic of Korea	4.125%	6/10/44	2,000	2,195
Republic of Panama	7.125%	1/29/26	4,215	5,302
Republic of Panama	8.875%	9/30/27	1,960	2,764
Republic of Panama	9.375%	4/1/29	2,435	3,592
3 Republic of Panama	6.700%	1/26/36	6,451	7,912
3 Republic of Panama	4.300%	4/29/53	1,350	1,166
Republic of Peru	7.350%	7/21/25	6,900	9,005
Republic of Peru	8.750%	11/21/33	7,250	11,028
3 Republic of Peru	6.550%	3/14/37	3,825	4,806
Republic of Peru	5.625%	11/18/50	5,245	5,887
Republic of Philippines	9.500%	10/21/24	2,200	3,204
Republic of Philippines	10.625%	3/16/25	5,275	8,282
Republic of Philippines	5.500%	3/30/26	3,525	4,045
Republic of Philippines	9.500%	2/2/30	5,250	8,190
Republic of Philippines	7.750%	1/14/31	7,275	10,099
Republic of Philippines	6.375%	1/15/32	5,400	6,710
Republic of Philippines	6.375%	10/23/34	9,175	11,561
Republic of Philippines	5.000%	1/13/37	2,875	3,187
Republic of South Africa	5.875%	9/16/25	5,800	6,366
Republic of South Africa	6.250%	3/8/41	1,600	1,813
Republic of South Africa	5.375%	7/24/44	3,500	3,500
Republic of Turkey	7.375%	2/5/25	9,900	11,769
Republic of Turkey	11.875%	1/15/30	4,150	6,973
Republic of Turkey	8.000%	2/14/34	5,675	7,272
Republic of Turkey	6.875%	3/17/36	10,000	11,475
Republic of Turkey	7.250%	3/5/38	2,500	3,005
Republic of Turkey	6.750%	5/30/40	7,000	7,936
Republic of Turkey	6.000%	1/14/41	10,200	10,557
Republic of Turkey	4.875%	4/16/43	3,400	3,064
Republic of Turkey	6.625%	2/17/45	5,000	5,594
State of Israel	4.500%	1/30/43	4,250	4,184
Statoil ASA	7.250%	9/23/27	2,500	3,400
Statoil ASA	6.800%	1/15/28	185	242
Statoil ASA	7.150%	1/15/29	1,090	1,482

Statoil ASA	5.100%	8/17/40	2,300	2,602
Statoil ASA	4.250%	11/23/41	1,925	1,922
Statoil ASA	3.950%	5/15/43	4,870	4,562
Statoil ASA	4.800%	11/8/43	1,500	1,624
United Mexican States	8.300%	8/15/31	2,810	4,138
United Mexican States	7.500%	4/8/33	2,650	3,624
United Mexican States	6.750%	9/27/34	7,697	9,669
United Mexican States	6.050%	1/11/40	14,525	17,136
United Mexican States	4.750%	3/8/44	15,465	15,289
United Mexican States	5.550%	1/21/45	9,700	10,758
United Mexican States	5.750%	10/12/10	8,700	8,982
Total Sovereign Bonds (Cost $516,024)				526,813
Taxable Municipal Bonds (6.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,100	1,414
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	848
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	931
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	665
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,700	3,215
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	550
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	175	247
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,995	4,624
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	600	750
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,475
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,350	5,834
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,850	4,083
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,305	1,856
California GO	7.700%	11/1/30	1,100	1,367
California GO	7.500%	4/1/34	9,080	12,935
California GO	7.950%	3/1/36	1,450	1,768
California GO	7.550%	4/1/39	7,600	11,094
California GO	7.300%	10/1/39	5,405	7,541
California GO	7.350%	11/1/39	3,675	5,145
California GO	7.625%	3/1/40	5,365	7,797
California GO	7.600%	11/1/40	5,250	7,766
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	725	1,018
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	958
Chicago IL Board of Education GO	6.319%	11/1/29	1,055	1,082
Chicago IL Board of Education GO	6.138%	12/1/39	800	770
Chicago IL GO	7.781%	1/1/35	675	793
Chicago IL GO	5.432%	1/1/42	900	822
Chicago IL GO	6.314%	1/1/44	1,550	1,587

Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,625	1,905
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	600	672
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,150	1,448
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	228
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,650	6,889
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	575	682
Chicago IL Water Revenue	6.742%	11/1/40	1,800	2,257
Clark County NV Airport Revenue	6.881%	7/1/42	1,650	1,861
Clark County NV Airport Revenue	6.820%	7/1/45	1,000	1,366
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	1,280	1,610
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	1,190	1,427
Connecticut GO	5.632%	12/1/29	1,000	1,175
Connecticut GO	5.090%	10/1/30	1,350	1,507
Connecticut GO	5.850%	3/15/32	4,350	5,247
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	900	994
Cook County IL GO	6.229%	11/15/34	1,050	1,171
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,220	1,524
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	245	311
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,031
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	515	577
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,570	2,020
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	1,902
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	990	1,243
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,761
Denver CO City & County School District No.
1 COP	4.242%	12/15/37	800	781
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	850	1,119
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	616
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	806
District of Columbia Income Tax Revenue	5.582%	12/1/35	735	883
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.522%	10/1/44	575	679
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,575	1,619
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	700	780
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,990	2,488
George Washington University District of
Columbia GO	4.300%	9/15/44	775	770
Georgia GO	4.503%	11/1/25	1,825	2,001
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	4,325	5,421

Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,825	3,480
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	959
Houston TX GO	6.290%	3/1/32	885	1,076
Houston TX Utility System Revenue	3.828%	5/15/28	1,200	1,242
Illinois GO	5.100%	6/1/33	22,740	22,068
Illinois GO	6.630%	2/1/35	3,720	4,040
Illinois GO	6.725%	4/1/35	2,000	2,192
Illinois GO	7.350%	7/1/35	750	861
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,495	1,857
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	600	738
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	1,075	1,354
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	1,125	1,123
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,081
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	925	1,004
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	500	550
La Paz County AZ Industrial Development
Authority Project Revenue (LCS
Corrections Services, Inc. Project)	7.000%	3/1/34	750	749
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	525	575
Los Angeles CA Community College District
GO	6.600%	8/1/42	2,300	3,118
Los Angeles CA Community College District
GO	6.750%	8/1/49	700	992
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	305	378
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	775	948
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	795	979
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	700
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,167
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,500	2,095
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,105	1,317
Los Angeles CA Unified School District GO	5.750%	7/1/34	3,795	4,587
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,660	3,548
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,150	1,381
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	700	903
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	966
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,054
Massachusetts GO	4.500%	8/1/31	1,500	1,623
Massachusetts GO	5.456%	12/1/39	2,850	3,395

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,050	1,256
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,515	1,860
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	900	997
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,283
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,200	1,379
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,055	1,427
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	575	683
Mississippi GO	5.245%	11/1/34	1,100	1,248
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	689
9 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	6,100	7,801
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	2,200	2,502
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	2,660	2,973
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	2,325	3,002
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	30	30
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,689	6,718
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,760	6,604
New York City NY GO	5.206%	10/1/31	1,070	1,200
New York City NY GO	6.646%	12/1/31	400	476
New York City NY GO	6.246%	6/1/35	1,075	1,233
New York City NY GO	5.968%	3/1/36	415	506
New York City NY GO	5.985%	12/1/36	625	756
New York City NY GO	5.517%	10/1/37	1,875	2,197
New York City NY GO	6.271%	12/1/37	1,620	2,057
New York City NY GO	5.846%	6/1/40	400	489
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	900	1,106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	552
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,205	1,499
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,021
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,475	1,894
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,995	2,379
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	2,070	2,642
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	800	1,029
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	200	237
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	775	939

	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	2,215	2,645
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,378
	New York Metropolitan Transportation
	Authority Revenue	6.687%	11/15/40	730	979
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	65	88
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	5,025	7,420
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	575	729
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.548%	11/15/31	500	636
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	854
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.648%	11/15/39	1,750	2,321
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.500%	3/15/30	2,750	3,204
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	500	573
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.427%	3/15/39	500	583
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	2,000	2,379
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.389%	3/15/40	635	748
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	200	240
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	1,625	1,935
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.838%	3/15/40	625	753
	New York University Hospitals Center GO	4.428%	7/1/42	1,025	991
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	925	1,085
	North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	191
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	3,635	5,018
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,875	2,128
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	1,632	1,723
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,235
	Orange County CA Local Transportation
	Authority Sales Tax Revenue	6.908%	2/15/41	1,060	1,434
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	1,305	1,597
	Oregon GO	5.892%	6/1/27	3,500	4,260
[10] Oregon School Boards Association GO		4.759%	6/30/28	3,550	3,828
8	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,707
	Pennsylvania GO	4.650%	2/15/26	2,100	2,293
	Pennsylvania GO	5.350%	5/1/30	1,000	1,096

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	1,098	1,202
Pennsylvania Turnpike Commission Revenue	6.105%	12/1/39	600	740
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,575	1,845
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	850	994
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	1,000	981
Phoenix AZ GO	5.269%	7/1/34	100	110
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,260	2,819
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,025	1,233
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	2,795	3,361
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	1,650	1,808
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	1,450	1,574
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	1,520	1,651
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	7,325	7,306
Port of Seattle WA Revenue	7.000%	5/1/36	100	116
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	1,000	1,075
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	1,150	1,327
Princeton University New Jersey GO	5.700%	3/1/39	1,650	2,107
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	810	1,033
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,050	1,266
Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,114
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,100	1,229
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	600	767
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,190	1,473
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,150	1,444
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,100	1,157
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	900	973
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,365	1,751
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,700	2,199
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	1,325	1,648
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	2,265	3,205
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,000	1,195

Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	750	857
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,150	1,495
Texas GO	5.517%	4/1/39	3,490	4,323
Texas Transportation Commission Revenue	5.028%	4/1/26	1,000	1,152
Texas Transportation Commission Revenue	5.178%	4/1/30	3,650	4,268
Texas Transportation Commission Revenue	4.631%	4/1/33	1,060	1,178
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,053
Tufts University Massachusetts GO	5.017%	4/15/12	1,035	1,087
University of California Regents General
Revenue	4.601%	5/15/31	1,500	1,611
University of California Regents Medical
Center Revenue	6.548%	5/15/48	900	1,158
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,386
University of California Revenue	5.770%	5/15/43	2,800	3,400
University of California Revenue	4.765%	5/15/44	1,400	1,454
University of California Revenue	5.946%	5/15/45	1,400	1,730
University of California Revenue	4.858%	5/15/12	3,500	3,376
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	575	670
University of Southern California GO	5.250%	10/1/11	950	1,166
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	1,920	2,296
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	890	1,020
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	550	642
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,575	1,769
University of Virginia Revenue	6.200%	9/1/39	330	450
Utah GO	4.554%	7/1/24	25	28
Utah GO	3.539%	7/1/25	1,200	1,243
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	740	925
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	300	347
Washington Convention Center Public
Facilities District Revenue	6.790%	7/1/40	600	725
Washington GO	5.090%	8/1/33	945	1,086
Washington GO	5.481%	8/1/39	1,160	1,396
Washington GO	5.140%	8/1/40	1,210	1,414
8 Wisconsin GO	5.700%	5/1/26	1,745	2,040
Total Taxable Municipal Bonds (Cost $384,237)				438,969
			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[11] Vanguard Market Liquidity Fund (Cost
$36,865)	0.109%		36,864,710	36,865

Total Investments (99.4%) (Cost $6,733,065)				7,219,463
Other Assets and Liabilities-Net (0.6%)				43,457
Net Assets (100%)				7,262,920

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $61,653,000, representing 0.8% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Republic of Austria.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

	($000	($000	($000
U.S. Government and Agency Obligations	—	2,603,350	—
Corporate Bonds	—	3,613,466	—
Sovereign Bonds	—	526,813	—
Taxable Municipal Bonds	—	438,969	—
Temporary Cash Investments	36,865	—	—
Total	36,865	7,182,598	—

C. At September 30, 2014, the cost of investment securities for tax purposes was $6,733,065,000. Net unrealized appreciation of investment securities for tax purposes was $486,398,000 consisting of unrealized gains of $544,889,000 on securities that had risen in value since their purchase and $58,491,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments
As of September 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.7%)
U.S. Government Securities (40.0%)
United States Treasury Note/Bond	1.250%	8/31/15	25,000	25,262
United States Treasury Note/Bond	0.250%	9/15/15	181,000	181,226
United States Treasury Note/Bond	0.250%	10/15/15	284,695	285,005
United States Treasury Note/Bond	1.250%	10/31/15	193,835	196,107
United States Treasury Note/Bond	0.375%	11/15/15	202,568	202,979
United States Treasury Note/Bond	4.500%	11/15/15	29,850	31,286
United States Treasury Note/Bond	9.875%	11/15/15	69,875	77,419
United States Treasury Note/Bond	1.375%	11/30/15	115,425	116,994
United States Treasury Note/Bond	0.250%	12/15/15	135,743	135,785
United States Treasury Note/Bond	0.250%	12/31/15	570,430	570,607
United States Treasury Note/Bond	2.125%	12/31/15	375,000	383,790
United States Treasury Note/Bond	0.375%	1/15/16	74,052	74,156
United States Treasury Note/Bond	2.000%	1/31/16	2,115	2,163
United States Treasury Note/Bond	0.375%	2/15/16	406,825	407,334
United States Treasury Note/Bond	4.500%	2/15/16	355,275	375,760
United States Treasury Note/Bond	9.250%	2/15/16	17,000	19,069
United States Treasury Note/Bond	0.250%	2/29/16	394,905	394,597
United States Treasury Note/Bond	2.125%	2/29/16	9,406	9,647
United States Treasury Note/Bond	0.375%	3/15/16	336,750	336,908
United States Treasury Note/Bond	0.375%	3/31/16	196,675	196,706
United States Treasury Note/Bond	2.375%	3/31/16	24,900	25,647
United States Treasury Note/Bond	0.375%	4/30/16	206,300	206,203
United States Treasury Note/Bond	0.250%	5/15/16	571,425	569,819
United States Treasury Note/Bond	5.125%	5/15/16	135,850	146,166
United States Treasury Note/Bond	7.250%	5/15/16	48,425	53,714
United States Treasury Note/Bond	0.375%	5/31/16	177,439	177,246
United States Treasury Note/Bond	1.750%	5/31/16	143,425	146,517
United States Treasury Note/Bond	3.250%	5/31/16	33,050	34,584
United States Treasury Note/Bond	0.500%	6/15/16	325,825	326,131
United States Treasury Note/Bond	0.500%	6/30/16	166,580	166,683
United States Treasury Note/Bond	1.500%	6/30/16	17,000	17,300
United States Treasury Note/Bond	0.625%	7/15/16	151,700	152,032
United States Treasury Note/Bond	0.500%	7/31/16	83,038	83,038
United States Treasury Note/Bond	1.500%	7/31/16	9,768	9,941
United States Treasury Note/Bond	0.625%	8/15/16	201,120	201,404
United States Treasury Note/Bond	4.875%	8/15/16	22,875	24,705
United States Treasury Note/Bond	0.500%	8/31/16	4,050	4,046
United States Treasury Note/Bond	1.000%	8/31/16	144,200	145,349
United States Treasury Note/Bond	3.000%	8/31/16	84,375	88,277
United States Treasury Note/Bond	0.875%	9/15/16	765,670	769,736
United States Treasury Note/Bond	0.500%	9/30/16	32,500	32,444
United States Treasury Note/Bond	1.000%	9/30/16	91,350	92,035
United States Treasury Note/Bond	3.000%	9/30/16	63,475	66,480
United States Treasury Note/Bond	0.625%	10/15/16	196,400	196,339
United States Treasury Note/Bond	1.000%	10/31/16	100,862	101,571
United States Treasury Note/Bond	3.125%	10/31/16	102,475	107,695
United States Treasury Note/Bond	0.625%	11/15/16	756,525	755,579
United States Treasury Note/Bond	0.875%	11/30/16	125,208	125,657

United States Treasury Note/Bond	2.750%	11/30/16	249,165	260,143
United States Treasury Note/Bond	0.625%	12/15/16	282,490	281,871
United States Treasury Note/Bond	0.875%	12/31/16	135,000	135,338
United States Treasury Note/Bond	3.250%	12/31/16	86,325	91,126
United States Treasury Note/Bond	0.875%	1/31/17	88,125	88,291
United States Treasury Note/Bond	3.125%	1/31/17	272,675	287,416
United States Treasury Note/Bond	0.625%	2/15/17	638,125	635,432
United States Treasury Note/Bond	4.625%	2/15/17	3,425	3,732
United States Treasury Note/Bond	0.875%	2/28/17	60,506	60,563
United States Treasury Note/Bond	3.000%	2/28/17	5,300	5,576
United States Treasury Note/Bond	0.750%	3/15/17	443,610	442,776
United States Treasury Note/Bond	1.000%	3/31/17	107,855	108,192
United States Treasury Note/Bond	3.250%	3/31/17	115,650	122,444
United States Treasury Note/Bond	0.875%	4/15/17	247,650	247,650
United States Treasury Note/Bond	0.875%	4/30/17	537,650	537,064
United States Treasury Note/Bond	3.125%	4/30/17	178,275	188,358
United States Treasury Note/Bond	0.875%	5/15/17	380,790	380,314
United States Treasury Note/Bond	4.500%	5/15/17	146,125	159,596
United States Treasury Note/Bond	8.750%	5/15/17	56,644	68,159
United States Treasury Note/Bond	0.625%	5/31/17	95,260	94,442
United States Treasury Note/Bond	2.750%	5/31/17	210,580	220,517
United States Treasury Note/Bond	0.875%	6/15/17	325,675	324,913
United States Treasury Note/Bond	0.750%	6/30/17	182,760	181,532
United States Treasury Note/Bond	2.500%	6/30/17	71,625	74,557
United States Treasury Note/Bond	0.875%	7/15/17	154,113	153,583
United States Treasury Note/Bond	0.500%	7/31/17	350,560	345,246
United States Treasury Note/Bond	2.375%	7/31/17	163,425	169,503
United States Treasury Note/Bond	0.875%	8/15/17	444,395	442,244
United States Treasury Note/Bond	4.750%	8/15/17	45,000	49,711
United States Treasury Note/Bond	8.875%	8/15/17	56,325	68,822
United States Treasury Note/Bond	0.625%	8/31/17	236,400	233,298
United States Treasury Note/Bond	1.875%	8/31/17	66,700	68,253
United States Treasury Note/Bond	1.000%	9/15/17	146,775	146,546
United States Treasury Note/Bond	0.625%	9/30/17	12,945	12,755
United States Treasury Note/Bond	1.875%	9/30/17	52,200	53,375
United States Treasury Note/Bond	0.750%	10/31/17	6,315	6,236
United States Treasury Note/Bond	4.250%	11/15/17	3,865	4,231
United States Treasury Note/Bond	0.625%	11/30/17	21,225	20,844
United States Treasury Note/Bond	0.750%	12/31/17	50,000	49,203
United States Treasury Note/Bond	0.875%	1/31/18	127,495	125,802
United States Treasury Note/Bond	2.625%	1/31/18	2,575	2,688
United States Treasury Note/Bond	3.500%	2/15/18	41,055	44,038
United States Treasury Note/Bond	0.750%	2/28/18	96,295	94,474
United States Treasury Note/Bond	0.750%	3/31/18	67,680	66,295
United States Treasury Note/Bond	0.625%	4/30/18	104,700	101,952
United States Treasury Note/Bond	2.625%	4/30/18	26,125	27,276
United States Treasury Note/Bond	3.875%	5/15/18	25,200	27,429
United States Treasury Note/Bond	9.125%	5/15/18	11,300	14,422
United States Treasury Note/Bond	1.000%	5/31/18	312,300	307,665
United States Treasury Note/Bond	2.375%	5/31/18	33,300	34,445
United States Treasury Note/Bond	1.375%	6/30/18	92,400	92,154
United States Treasury Note/Bond	2.375%	6/30/18	177,475	183,493
United States Treasury Note/Bond	1.375%	7/31/18	70,000	69,726
United States Treasury Note/Bond	2.250%	7/31/18	94,450	97,165
United States Treasury Note/Bond	4.000%	8/15/18	17,700	19,398
United States Treasury Note/Bond	1.500%	8/31/18	170,300	170,247
United States Treasury Note/Bond	1.375%	9/30/18	250,300	248,776
United States Treasury Note/Bond	1.250%	10/31/18	196,905	194,475

United States Treasury Note/Bond	1.750%	10/31/18	147,280	148,361
United States Treasury Note/Bond	3.750%	11/15/18	202,750	220,491
United States Treasury Note/Bond	1.250%	11/30/18	632,325	623,732
United States Treasury Note/Bond	1.375%	11/30/18	92,530	91,764
United States Treasury Note/Bond	1.375%	12/31/18	228,625	226,339
United States Treasury Note/Bond	1.500%	12/31/18	154,800	154,051
United States Treasury Note/Bond	1.250%	1/31/19	50,775	49,934
United States Treasury Note/Bond	1.500%	1/31/19	95,750	95,181
United States Treasury Note/Bond	2.750%	2/15/19	135,365	141,668
United States Treasury Note/Bond	1.375%	2/28/19	226,300	223,471
United States Treasury Note/Bond	1.500%	2/28/19	444,130	441,074
United States Treasury Note/Bond	1.500%	3/31/19	34,900	34,627
United States Treasury Note/Bond	1.625%	3/31/19	174,530	174,066
United States Treasury Note/Bond	1.250%	4/30/19	18,000	17,646
United States Treasury Note/Bond	1.625%	4/30/19	261,784	260,844
United States Treasury Note/Bond	3.125%	5/15/19	38,125	40,520
United States Treasury Note/Bond	1.125%	5/31/19	146,175	142,201
United States Treasury Note/Bond	1.500%	5/31/19	357,000	353,373
United States Treasury Note/Bond	1.000%	6/30/19	187,175	180,740
United States Treasury Note/Bond	1.625%	6/30/19	334,741	333,014
United States Treasury Note/Bond	0.875%	7/31/19	199,261	190,916
United States Treasury Note/Bond	1.625%	7/31/19	254,753	253,240
United States Treasury Note/Bond	3.625%	8/15/19	191,150	207,816
United States Treasury Note/Bond	8.125%	8/15/19	1,215	1,579
United States Treasury Note/Bond	1.000%	8/31/19	196,000	188,650
United States Treasury Note/Bond	1.625%	8/31/19	176,641	175,482
United States Treasury Note/Bond	1.000%	9/30/19	27,300	26,255
United States Treasury Note/Bond	1.750%	9/30/19	167,550	167,341
United States Treasury Note/Bond	1.250%	10/31/19	11,600	11,285
United States Treasury Note/Bond	3.375%	11/15/19	99,400	107,042
United States Treasury Note/Bond	1.000%	11/30/19	10,000	9,584
United States Treasury Note/Bond	1.125%	12/31/19	67,315	64,832
United States Treasury Note/Bond	1.375%	1/31/20	90,400	88,084
United States Treasury Note/Bond	3.625%	2/15/20	26,240	28,614
United States Treasury Note/Bond	8.500%	2/15/20	5,018	6,730
United States Treasury Note/Bond	1.250%	2/29/20	15,300	14,788
United States Treasury Note/Bond	1.125%	4/30/20	190,750	182,464
United States Treasury Note/Bond	3.500%	5/15/20	134,995	146,343
United States Treasury Note/Bond	1.375%	5/31/20	110,615	107,141
United States Treasury Note/Bond	1.875%	6/30/20	136,470	135,745
United States Treasury Note/Bond	2.625%	8/15/20	98,220	101,565
United States Treasury Note/Bond	8.750%	8/15/20	21,755	29,961
United States Treasury Note/Bond	2.125%	8/31/20	111,975	112,570
United States Treasury Note/Bond	2.000%	9/30/20	68,000	67,809
United States Treasury Note/Bond	1.750%	10/31/20	142,575	139,925
United States Treasury Note/Bond	2.625%	11/15/20	152,500	157,313
United States Treasury Note/Bond	2.000%	11/30/20	278,475	276,996
United States Treasury Note/Bond	2.375%	12/31/20	134,345	136,507
United States Treasury Note/Bond	2.125%	1/31/21	149,525	149,525
United States Treasury Note/Bond	3.625%	2/15/21	35,000	38,183
United States Treasury Note/Bond	7.875%	2/15/21	67,550	91,108
United States Treasury Note/Bond	2.000%	2/28/21	233,050	231,083
United States Treasury Note/Bond	2.250%	3/31/21	188,848	189,998
United States Treasury Note/Bond	2.250%	4/30/21	103,380	103,929
United States Treasury Note/Bond	3.125%	5/15/21	175,845	186,396
United States Treasury Note/Bond	2.000%	5/31/21	160,475	158,620
United States Treasury Note/Bond	2.125%	6/30/21	353,285	351,738
United States Treasury Note/Bond	2.250%	7/31/21	107,750	108,137

United States Treasury Note/Bond	2.125%	8/15/21	321,860	320,350
United States Treasury Note/Bond	8.125%	8/15/21	34,550	47,819
United States Treasury Note/Bond	2.000%	8/31/21	138,880	137,013
United States Treasury Note/Bond	2.125%	9/30/21	79,523	79,039
United States Treasury Note/Bond	2.000%	11/15/21	501,291	493,616
United States Treasury Note/Bond	8.000%	11/15/21	9,450	13,079
United States Treasury Note/Bond	2.000%	2/15/22	90,300	88,705
United States Treasury Note/Bond	7.250%	8/15/22	75	102
United States Treasury Note/Bond	1.625%	11/15/22	133,976	126,670
United States Treasury Note/Bond	7.625%	11/15/22	150	209
United States Treasury Note/Bond	2.000%	2/15/23	119,625	116,110
United States Treasury Note/Bond	7.125%	2/15/23	25,675	35,050
United States Treasury Note/Bond	1.750%	5/15/23	202,500	191,994
United States Treasury Note/Bond	2.500%	8/15/23	299,810	301,684
United States Treasury Note/Bond	6.250%	8/15/23	31,045	40,645
United States Treasury Note/Bond	2.750%	11/15/23	273,215	280,089
United States Treasury Note/Bond	2.750%	2/15/24	259,774	265,944
United States Treasury Note/Bond	2.500%	5/15/24	364,891	365,234
United States Treasury Note/Bond	2.375%	8/15/24	251,303	248,476
United States Treasury Note/Bond	7.500%	11/15/24	1,650	2,394
United States Treasury Note/Bond	6.875%	8/15/25	83,750	118,271
United States Treasury Note/Bond	6.000%	2/15/26	1,750	2,337
United States Treasury Note/Bond	6.750%	8/15/26	4,300	6,110
United States Treasury Note/Bond	6.500%	11/15/26	68,215	95,469
United States Treasury Note/Bond	6.625%	2/15/27	39,650	56,185
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,585
United States Treasury Note/Bond	6.125%	11/15/27	350	481
United States Treasury Note/Bond	5.500%	8/15/28	30,775	40,402
United States Treasury Note/Bond	5.250%	11/15/28	32,342	41,620
United States Treasury Note/Bond	5.250%	2/15/29	36,575	47,102
United States Treasury Note/Bond	6.125%	8/15/29	76,930	107,810
United States Treasury Note/Bond	6.250%	5/15/30	48,435	69,209
United States Treasury Note/Bond	5.375%	2/15/31	321,875	426,134
United States Treasury Note/Bond	4.500%	2/15/36	65,000	80,244
United States Treasury Note/Bond	4.750%	2/15/37	88,000	112,434
United States Treasury Note/Bond	5.000%	5/15/37	93,084	122,842
United States Treasury Note/Bond	4.375%	2/15/38	86,700	105,246
United States Treasury Note/Bond	4.500%	5/15/38	61,079	75,519
United States Treasury Note/Bond	3.500%	2/15/39	69,935	74,426
United States Treasury Note/Bond	4.250%	5/15/39	108,367	129,651
United States Treasury Note/Bond	4.500%	8/15/39	70,306	87,267
United States Treasury Note/Bond	4.375%	11/15/39	107,905	131,678
United States Treasury Note/Bond	4.625%	2/15/40	42,305	53,582
United States Treasury Note/Bond	4.375%	5/15/40	99,820	122,061
United States Treasury Note/Bond	3.875%	8/15/40	36,050	40,815
United States Treasury Note/Bond	4.250%	11/15/40	103,577	124,422
1 United States Treasury Note/Bond	4.750%	2/15/41	130,092	168,530
United States Treasury Note/Bond	4.375%	5/15/41	34,535	42,359
United States Treasury Note/Bond	3.125%	11/15/41	1,230	1,220
United States Treasury Note/Bond	3.125%	2/15/42	31,242	30,939
United States Treasury Note/Bond	3.000%	5/15/42	11,825	11,418
United States Treasury Note/Bond	2.750%	8/15/42	460,438	421,876
United States Treasury Note/Bond	2.750%	11/15/42	604,130	552,779
United States Treasury Note/Bond	3.125%	2/15/43	16,409	16,173
United States Treasury Note/Bond	2.875%	5/15/43	37,200	34,852
United States Treasury Note/Bond	3.625%	8/15/43	304,652	329,310
United States Treasury Note/Bond	3.750%	11/15/43	135,106	149,334
United States Treasury Note/Bond	3.625%	2/15/44	100,994	109,153

United States Treasury Note/Bond	3.375%	5/15/44	171,433	177,005
United States Treasury Note/Bond	3.125%	8/15/44	125,000	123,008
				33,896,381
Agency Bonds and Notes (3.6%)
† AID-Jordan	1.945%	6/23/19	5,200	5,219
† AID-Jordan	2.503%	10/30/20	6,375	6,502
† AID-Tunisia	2.452%	7/24/21	2,300	2,291
† AID-Ukraine	1.844%	5/16/19	3,200	3,152
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	1,800	1,844
2 Federal Farm Credit Banks	1.500%	11/16/15	3,000	3,041
2 Federal Farm Credit Banks	4.875%	12/16/15	425	448
2 Federal Farm Credit Banks	1.050%	3/28/16	2,000	2,018
2 Federal Farm Credit Banks	5.125%	8/25/16	2,475	2,684
2 Federal Farm Credit Banks	4.875%	1/17/17	7,100	7,735
2 Federal Farm Credit Banks	1.125%	9/22/17	4,425	4,419
2 Federal Farm Credit Banks	5.150%	11/15/19	5,325	6,142
2 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,260
2 Federal Home Loan Banks	0.500%	11/20/15	20,900	20,951
2 Federal Home Loan Banks	0.375%	2/19/16	45,300	45,311
2 Federal Home Loan Banks	3.125%	3/11/16	13,525	14,044
2 Federal Home Loan Banks	5.375%	5/18/16	18,800	20,275
2 Federal Home Loan Banks	2.125%	6/10/16	25,400	26,070
2 Federal Home Loan Banks	5.625%	6/13/16	825	895
2 Federal Home Loan Banks	0.375%	6/24/16	25,000	24,905
2 Federal Home Loan Banks	0.500%	9/28/16	82,300	81,964
2 Federal Home Loan Banks	5.125%	10/19/16	8,125	8,856
2 Federal Home Loan Banks	4.750%	12/16/16	10,505	11,410
2 Federal Home Loan Banks	0.625%	12/28/16	9,900	9,860
2 Federal Home Loan Banks	4.875%	5/17/17	10,500	11,554
2 Federal Home Loan Banks	0.875%	5/24/17	54,000	53,804
2 Federal Home Loan Banks	1.000%	6/21/17	7,450	7,439
2 Federal Home Loan Banks	4.875%	9/8/17	595	657
2 Federal Home Loan Banks	5.000%	11/17/17	30,695	34,151
2 Federal Home Loan Banks	2.750%	6/8/18	13,550	14,133
2 Federal Home Loan Banks	5.375%	8/15/18	5,250	5,984
2 Federal Home Loan Banks	5.125%	8/15/19	4,145	4,750
2 Federal Home Loan Banks	1.875%	3/13/20	3,425	3,381
2 Federal Home Loan Banks	4.125%	3/13/20	11,555	12,738
2 Federal Home Loan Banks	3.375%	6/12/20	15,200	16,205
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,869
2 Federal Home Loan Banks	2.250%	6/11/21	30,000	29,723
2 Federal Home Loan Banks	5.625%	6/11/21	16,950	20,254
2 Federal Home Loan Banks	2.125%	3/10/23	37,600	35,938
2 Federal Home Loan Banks	5.375%	8/15/24	1,585	1,919
2 Federal Home Loan Banks	5.500%	7/15/36	14,475	18,710
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,503
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	20,000	20,004
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	29,725	30,696
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	844
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	31,545	32,368
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	83,000	83,315
3 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	19,175	21,005
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	50,000	49,950
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	18,000	18,027
3 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,511
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	72,500	72,978
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	96,000	95,886

3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	8,750	8,730
3 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	12,985
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	98,125	97,625
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	5,950	6,660
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	13,375	13,117
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	20,900	20,524
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	8,805	9,883
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	16,500	17,899
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,175	35,055
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	43,100	41,819
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	43,700	42,277
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	16,700	16,077
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	56,650	56,369
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,150	1,630
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,400	19,259
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,382	11,663
3 Federal National Mortgage Assn.	4.375%	10/15/15	51,825	54,076
3 Federal National Mortgage Assn.	1.625%	10/26/15	79,455	80,674
3 Federal National Mortgage Assn.	0.375%	12/21/15	13,525	13,538
3 Federal National Mortgage Assn.	5.000%	3/15/16	12,025	12,820
3 Federal National Mortgage Assn.	0.500%	3/30/16	74,650	74,731
3 Federal National Mortgage Assn.	2.375%	4/11/16	22,775	23,425
3 Federal National Mortgage Assn.	0.375%	7/5/16	22,700	22,632
3 Federal National Mortgage Assn.	0.625%	8/26/16	50,000	50,017
3 Federal National Mortgage Assn.	5.250%	9/15/16	7,225	7,866
3 Federal National Mortgage Assn.	1.250%	9/28/16	43,645	44,130
3 Federal National Mortgage Assn.	1.375%	11/15/16	31,470	31,872
3 Federal National Mortgage Assn.	1.250%	1/30/17	21,100	21,276
3 Federal National Mortgage Assn.	5.000%	2/13/17	50,225	55,052
3 Federal National Mortgage Assn.	0.750%	4/20/17	31,925	31,745
3 Federal National Mortgage Assn.	1.125%	4/27/17	56,300	56,530
3 Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,436
3 Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,122
3 Federal National Mortgage Assn.	0.875%	8/28/17	35,075	34,826
3 Federal National Mortgage Assn.	1.000%	9/27/17	20,100	20,004
3 Federal National Mortgage Assn.	0.875%	10/26/17	71,575	70,868
3 Federal National Mortgage Assn.	0.875%	12/20/17	71,025	70,068
3 Federal National Mortgage Assn.	0.875%	2/8/18	64,425	63,396
3 Federal National Mortgage Assn.	0.875%	5/21/18	47,380	46,395
3 Federal National Mortgage Assn.	1.875%	9/18/18	117,975	119,108
3 Federal National Mortgage Assn.	1.625%	11/27/18	41,640	41,588
3 Federal National Mortgage Assn.	1.875%	2/19/19	83,000	83,413
3 Federal National Mortgage Assn.	1.750%	6/20/19	76,000	75,875
3 Federal National Mortgage Assn.	1.750%	9/12/19	67,575	67,047
3 Federal National Mortgage Assn.	0.000%	10/9/19	6,640	5,885
3 Federal National Mortgage Assn.	2.625%	9/6/24	40,000	39,348
3 Federal National Mortgage Assn.	6.250%	5/15/29	5,550	7,503
3 Federal National Mortgage Assn.	7.125%	1/15/30	7,120	10,414
3 Federal National Mortgage Assn.	7.250%	5/15/30	28,925	43,018
3 Federal National Mortgage Assn.	6.625%	11/15/30	16,295	23,107
3 Federal National Mortgage Assn.	5.625%	7/15/37	2,721	3,609
2 Financing Corp.	9.800%	4/6/18	850	1,086
2 Financing Corp.	10.350%	8/3/18	100	131
2 Financing Corp.	9.650%	11/2/18	2,375	3,108
2 Financing Corp.	9.700%	4/5/19	425	568
Private Export Funding Corp.	1.375%	2/15/17	1,000	1,010
Private Export Funding Corp.	2.250%	12/15/17	1,775	1,825
Private Export Funding Corp.	1.875%	7/15/18	2,200	2,219

	Private Export Funding Corp.	4.375%	3/15/19	6,867	7,616
	Private Export Funding Corp.	1.450%	8/15/19	6,700	6,548
	Private Export Funding Corp.	2.250%	3/15/20	6,900	6,908
	Private Export Funding Corp.	4.300%	12/15/21	3,035	3,359
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,133
	Private Export Funding Corp.	2.050%	11/15/22	15,350	14,454
	Private Export Funding Corp.	3.550%	1/15/24	16,350	17,106
	Private Export Funding Corp.	2.450%	7/15/24	4,750	4,486
	Resolution Funding Corp.	8.125%	10/15/19	100	129
	Resolution Funding Corp.	8.875%	7/15/20	100	135
†	State of Israel	5.500%	9/18/23	6,375	7,751
†	State of Israel	5.500%	12/4/23	6,502	7,863
†	State of Israel	5.500%	4/26/24	5,075	6,159
2	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,160
2	Tennessee Valley Authority	4.500%	4/1/18	6,425	7,077
2	Tennessee Valley Authority	1.750%	10/15/18	9,500	9,524
2	Tennessee Valley Authority	3.875%	2/15/21	5,170	5,641
2	Tennessee Valley Authority	1.875%	8/15/22	3,750	3,554
2	Tennessee Valley Authority	2.875%	9/15/24	15,000	14,950
2	Tennessee Valley Authority	6.750%	11/1/25	550	737
2	Tennessee Valley Authority	7.125%	5/1/30	8,975	12,805
2	Tennessee Valley Authority	4.650%	6/15/35	3,425	3,820
2	Tennessee Valley Authority	5.880%	4/1/36	4,265	5,569
2	Tennessee Valley Authority	5.500%	6/15/38	850	1,061
2	Tennessee Valley Authority	5.250%	9/15/39	3,150	3,854
2	Tennessee Valley Authority	3.500%	12/15/42	5,500	5,154
2	Tennessee Valley Authority	4.875%	1/15/48	14,075	16,051
2	Tennessee Valley Authority	5.375%	4/1/56	2,770	3,389
2	Tennessee Valley Authority	4.625%	9/15/60	3,365	3,649
					3,055,167
Conventional Mortgage-Backed Securities (20.6%)
[3,6] Fannie Mae Pool		2.000%	8/1/28–10/1/28	55,566	54,515
3,5,6Fannie Mae Pool		2.500%	3/1/27–2/1/43	465,161	467,043
3,5,6Fannie Mae Pool		3.000%	11/1/20–10/1/44	1,309,689	1,317,869
3,5,6Fannie Mae Pool		3.500%	9/1/25–10/1/44	1,425,600	1,472,001
3,5,6Fannie Mae Pool		4.000%	6/1/18–10/1/44	1,371,495	1,451,413
3,5,6Fannie Mae Pool		4.500%	1/1/15–10/1/44	988,929	1,067,771
3,5,6Fannie Mae Pool		5.000%	3/1/17–10/1/44	619,188	682,932
3,5,6Fannie Mae Pool		5.500%	7/1/15–10/1/44	473,135	527,181
3,5,6Fannie Mae Pool		6.000%	4/1/16–10/1/44	320,228	362,468
[3,6] Fannie Mae Pool		6.500%	4/1/16–5/1/40	103,399	117,452
[3,6] Fannie Mae Pool		7.000%	11/1/18–12/1/38	30,775	34,981
[3,6] Fannie Mae Pool		7.500%	7/1/30–12/1/32	264	298
[3,6] Fannie Mae Pool		8.000%	12/1/29	31	35
[3,6] Freddie Mac Gold Pool		2.000%	7/1/28–8/1/28	20,029	19,657
3,5,6Freddie Mac Gold Pool		2.500%	5/1/28–3/1/43	346,071	347,014
3,5,6Freddie Mac Gold Pool		3.000%	11/1/26–10/1/44	717,231	722,849
3,5,6Freddie Mac Gold Pool		3.500%	9/1/25–10/1/44	808,196	831,974
3,5,6Freddie Mac Gold Pool		4.000%	3/1/18–10/1/44	866,869	915,764
3,5,6Freddie Mac Gold Pool		4.500%	3/1/15–10/1/44	609,815	657,955
3,5,6Freddie Mac Gold Pool		5.000%	4/1/17–10/1/44	385,760	424,508
[3,6] Freddie Mac Gold Pool		5.500%	3/1/16–6/1/41	288,377	321,168
3,5,6Freddie Mac Gold Pool		6.000%	2/1/16–10/1/44	183,011	206,953
[3,6] Freddie Mac Gold Pool		6.500%	1/1/16–9/1/39	46,491	52,769
[3,6] Freddie Mac Gold Pool		7.000%	6/1/15–12/1/38	15,868	18,052
[3,6] Freddie Mac Gold Pool		7.500%	4/1/27–2/1/32	165	187
[3,6] Freddie Mac Gold Pool		8.000%	1/1/27–11/1/31	208	237

[3,6] Freddie Mac Gold Pool		8.500%	6/1/25	36	41
[5,6] Ginnie Mae I Pool		3.000%	1/15/26–10/1/44	142,821	144,409
[5,6] Ginnie Mae I Pool		3.500%	11/15/25–10/1/44	150,231	155,849
[5,6] Ginnie Mae I Pool		4.000%	8/15/18–10/1/44	278,051	295,426
[5,6] Ginnie Mae I Pool		4.500%	6/15/18–10/1/44	351,936	382,720
[5,6] Ginnie Mae I Pool		5.000%	12/15/17–10/1/44	218,200	240,984
[5,6] Ginnie Mae I Pool		5.500%	4/15/17–10/1/44	104,343	116,618
6	Ginnie Mae I Pool	6.000%	4/15/17–6/15/41	70,668	80,086
6	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	22,964	26,074
6	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	1,286	1,459
6	Ginnie Mae I Pool	7.500%	12/15/23	35	40
6	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	80	92
6	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	44	47
6	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	17,274	17,592
[5,6] Ginnie Mae II Pool		3.000%	10/20/26–10/1/44	597,093	603,132
[5,6] Ginnie Mae II Pool		3.500%	9/20/25–10/1/44	1,073,661	1,111,698
6	Ginnie Mae II Pool	4.000%	9/20/25–10/1/44	848,536	900,715
[5,6] Ginnie Mae II Pool		4.500%	8/20/33–10/1/44	643,003	698,899
[5,6] Ginnie Mae II Pool		5.000%	12/20/32–10/1/44	333,266	367,704
6	Ginnie Mae II Pool	5.500%	8/20/23–5/20/43	110,235	122,937
6	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	44,672	50,869
6	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	16,484	18,906
6	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	3,126	3,532
					17,414,875
Nonconventional Mortgage-Backed Securities (0.5%)
3,6,7Fannie Mae Pool		1.467%	4/1/37	1,245	1,297
3,6,7Fannie Mae Pool		1.863%	9/1/37	1,870	2,005
3,6,7Fannie Mae Pool		2.080%	8/1/35	764	816
[3,6] Fannie Mae Pool		2.109%	3/1/43	6,677	6,720
3,6,7Fannie Mae Pool		2.165%	6/1/36	16	17
3,6,7Fannie Mae Pool		2.188%	7/1/35	640	672
3	Fannie Mae Pool	2.192%	12/1/41	4,056	4,184
3,6,7Fannie Mae Pool		2.195%	7/1/39–6/1/43	6,875	7,035
[3,6] Fannie Mae Pool		2.202%	6/1/42	13,705	14,237
[3,6] Fannie Mae Pool		2.203%	9/1/42	5,161	5,344
3,6,7Fannie Mae Pool		2.224%	12/1/33–8/1/37	1,153	1,215
3,6,7Fannie Mae Pool		2.231%	11/1/36	419	445
[3,6] Fannie Mae Pool		2.233%	10/1/42	4,514	4,640
3,6,7Fannie Mae Pool		2.235%	6/1/37	489	517
3,6,7Fannie Mae Pool		2.243%	2/1/36	732	747
3,6,7Fannie Mae Pool		2.260%	9/1/34	381	401
3,6,7Fannie Mae Pool		2.262%	11/1/33	214	225
[3,6] Fannie Mae Pool		2.266%	7/1/43	7,582	7,589
3,6,7Fannie Mae Pool		2.325%	7/1/37	247	256
3,6,7Fannie Mae Pool		2.336%	4/1/36	279	296
3,6,7Fannie Mae Pool		2.356%	5/1/35	791	834
3,6,7Fannie Mae Pool		2.374%	2/1/36	758	812
3,6,7Fannie Mae Pool		2.391%	1/1/37	851	917
3,6,7Fannie Mae Pool		2.393%	12/1/35	681	725
[3,6] Fannie Mae Pool		2.403%	5/1/42	9,192	9,259
[3,6] Fannie Mae Pool		2.407%	7/1/42	5,964	6,116
3,6,7Fannie Mae Pool		2.438%	1/1/35	932	1,004
[3,6] Fannie Mae Pool		2.450%	5/1/43	12,394	12,725
[3,6] Fannie Mae Pool		2.459%	10/1/42	5,257	5,391
3,6,7Fannie Mae Pool		2.497%	11/1/34	1,025	1,072
[3,6] Fannie Mae Pool		2.498%	10/1/40	2,280	2,388
[3,6] Fannie Mae Pool		2.511%	12/1/40	2,023	2,120

3,6,7Fannie Mae Pool	2.560%	11/1/33	590	641
3,6,7Fannie Mae Pool	2.588%	7/1/42	2,967	3,191
3,6,7Fannie Mae Pool	2.590%	4/1/37	32	33
[3,6] Fannie Mae Pool	2.607%	12/1/41	3,688	3,801
[3,6] Fannie Mae Pool	2.621%	11/1/41	3,545	3,774
[3,6] Fannie Mae Pool	2.669%	1/1/42	4,107	4,375
3,6,7Fannie Mae Pool	2.681%	10/1/36	563	613
[3,6] Fannie Mae Pool	2.747%	12/1/43	11,959	12,300
[3,6] Fannie Mae Pool	2.784%	1/1/42–3/1/42	10,257	10,590
[3,6] Fannie Mae Pool	2.809%	11/1/41	3,237	3,453
[3,6] Fannie Mae Pool	2.815%	3/1/41	2,763	2,946
[3,6] Fannie Mae Pool	2.866%	5/1/42	2,008	2,090
[3,6] Fannie Mae Pool	2.934%	12/1/40	1,946	2,046
[3,6] Fannie Mae Pool	2.998%	3/1/42	4,078	4,239
[3,6] Fannie Mae Pool	3.005%	9/1/43	8,425	8,740
[3,6] Fannie Mae Pool	3.056%	3/1/41	3,176	3,325
[3,6] Fannie Mae Pool	3.060%	2/1/41–2/1/42	6,371	6,618
[3,6] Fannie Mae Pool	3.119%	2/1/41	2,578	2,718
[3,6] Fannie Mae Pool	3.130%	2/1/41	1,343	1,355
[3,6] Fannie Mae Pool	3.138%	2/1/42	10,879	12,126
[3,6] Fannie Mae Pool	3.171%	12/1/40	2,078	2,182
[3,6] Fannie Mae Pool	3.218%	9/1/40	1,693	1,772
[3,6] Fannie Mae Pool	3.219%	12/1/40	2,446	2,562
[3,6] Fannie Mae Pool	3.223%	8/1/40	1,960	2,031
[3,6] Fannie Mae Pool	3.251%	10/1/40	2,836	2,950
[3,6] Fannie Mae Pool	3.274%	11/1/40	1,819	1,899
[3,6] Fannie Mae Pool	3.279%	5/1/41	3,006	3,217
[3,6] Fannie Mae Pool	3.284%	1/1/40	1,033	1,067
[3,6] Fannie Mae Pool	3.330%	8/1/42	4,449	4,613
3,6,7Fannie Mae Pool	3.398%	10/1/39	895	925
[3,6] Fannie Mae Pool	3.428%	5/1/40	905	960
[3,6] Fannie Mae Pool	3.490%	5/1/40	505	537
3,6,7Fannie Mae Pool	3.517%	11/1/39	538	555
[3,6] Fannie Mae Pool	3.536%	7/1/41	4,629	4,765
[3,6] Fannie Mae Pool	3.540%	6/1/41	775	813
[3,6] Fannie Mae Pool	3.580%	8/1/39	1,025	1,085
[3,6] Fannie Mae Pool	3.597%	4/1/41	2,626	2,759
[3,6] Fannie Mae Pool	3.713%	11/1/39	767	791
[3,6] Fannie Mae Pool	3.729%	6/1/41	3,155	3,321
[3,6] Fannie Mae Pool	3.819%	9/1/40	3,325	3,508
[3,6] Fannie Mae Pool	4.263%	12/1/39	2,643	2,712
[3,6] Fannie Mae Pool	4.890%	7/1/38	158	166
[3,6] Fannie Mae Pool	5.136%	3/1/38	1,358	1,424
3,6,7Fannie Mae Pool	5.145%	11/1/39	1,424	1,520
3,6,7Fannie Mae Pool	5.245%	8/1/39	3,655	3,887
[3,6] Fannie Mae Pool	5.259%	7/1/38	144	150
[3,6] Fannie Mae Pool	5.280%	7/1/36	547	557
[3,6] Fannie Mae Pool	5.555%	5/1/36	232	243
[3,6] Fannie Mae Pool	5.659%	4/1/37	1,116	1,188
[3,6] Fannie Mae Pool	5.765%	10/1/37	579	620
[3,6] Fannie Mae Pool	5.784%	12/1/37	1,280	1,373
[3,6] Fannie Mae Pool	6.128%	10/1/37	1,713	1,780
3,6,7Freddie Mac Non Gold Pool	1.730%	6/1/37	532	546
3,6,7Freddie Mac Non Gold Pool	1.949%	3/1/37	44	46
3,6,7Freddie Mac Non Gold Pool	2.040%	1/1/37	788	836
3,6,7Freddie Mac Non Gold Pool	2.173%	7/1/35	435	461
3,6,7Freddie Mac Non Gold Pool	2.195%	3/1/37	41	43
3,6,7Freddie Mac Non Gold Pool	2.277%	12/1/36	318	334

3,6,7Freddie Mac Non Gold Pool		2.278%	10/1/37	1,073	1,141
3,6,7Freddie Mac Non Gold Pool		2.280%	3/1/37	206	217
3,6,7Freddie Mac Non Gold Pool		2.320%	2/1/37	181	189
3,6,7Freddie Mac Non Gold Pool		2.339%	4/1/35	43	45
[3,6] Freddie Mac Non Gold Pool		2.343%	5/1/42	1,113	1,138
3,6,7Freddie Mac Non Gold Pool		2.352%	1/1/35	107	116
3,6,7Freddie Mac Non Gold Pool		2.357%	12/1/34	606	646
3,6,7Freddie Mac Non Gold Pool		2.367%	12/1/36	754	801
3,6,7Freddie Mac Non Gold Pool		2.375%	11/1/34–11/1/36	1,699	1,785
3,6,7Freddie Mac Non Gold Pool		2.380%	6/1/37	814	874
3,6,7Freddie Mac Non Gold Pool		2.405%	12/1/35	500	530
3,6,7Freddie Mac Non Gold Pool		2.447%	1/1/37	282	298
3,6,7Freddie Mac Non Gold Pool		2.486%	6/1/37	547	569
[3,6] Freddie Mac Non Gold Pool		2.572%	2/1/42	1,881	1,997
3,6,7Freddie Mac Non Gold Pool		2.604%	3/1/37	63	63
[3,6] Freddie Mac Non Gold Pool		2.608%	11/1/43	7,115	7,279
3,6,7Freddie Mac Non Gold Pool		2.620%	3/1/37	515	541
[3,6] Freddie Mac Non Gold Pool		2.626%	12/1/40	2,222	2,287
[3,6] Freddie Mac Non Gold Pool		2.673%	11/1/40	951	974
[3,6] Freddie Mac Non Gold Pool		2.719%	12/1/40	4,516	4,641
3,6,7Freddie Mac Non Gold Pool		2.744%	10/1/36	781	826
[3,6] Freddie Mac Non Gold Pool		2.754%	2/1/42	3,911	4,144
[3,6] Freddie Mac Non Gold Pool		2.785%	1/1/41	3,703	3,790
[3,6] Freddie Mac Non Gold Pool		2.880%	2/1/41	3,385	3,610
[3,6] Freddie Mac Non Gold Pool		2.924%	12/1/41	3,912	4,097
[3,6] Freddie Mac Non Gold Pool		2.947%	2/1/41	1,397	1,490
[3,6] Freddie Mac Non Gold Pool		3.074%	6/1/41	1,201	1,282
[3,6] Freddie Mac Non Gold Pool		3.097%	3/1/41	1,065	1,137
[3,6] Freddie Mac Non Gold Pool		3.116%	1/1/41	822	867
[3,6] Freddie Mac Non Gold Pool		3.151%	11/1/40	2,389	2,440
[3,6] Freddie Mac Non Gold Pool		3.237%	6/1/40	970	987
[3,6] Freddie Mac Non Gold Pool		3.350%	5/1/40	642	697
[3,6] Freddie Mac Non Gold Pool		3.418%	3/1/42	4,471	4,657
[3,6] Freddie Mac Non Gold Pool		3.452%	5/1/40	570	606
[3,6] Freddie Mac Non Gold Pool		3.592%	6/1/40	1,272	1,403
[3,6] Freddie Mac Non Gold Pool		3.627%	6/1/40	3,581	3,727
[3,6] Freddie Mac Non Gold Pool		3.678%	9/1/40	3,651	3,762
[3,6] Freddie Mac Non Gold Pool		4.387%	5/1/38	148	160
[3,6] Freddie Mac Non Gold Pool		5.028%	7/1/38	523	532
[3,6] Freddie Mac Non Gold Pool		5.298%	3/1/38	905	952
[3,6] Freddie Mac Non Gold Pool		5.447%	1/1/38	368	386
[3,6] Freddie Mac Non Gold Pool		5.467%	2/1/36	313	328
[3,6] Freddie Mac Non Gold Pool		5.769%	9/1/37	497	525
[3,6] Freddie Mac Non Gold Pool		5.780%	10/1/37	23	24
[3,6] Freddie Mac Non Gold Pool		5.804%	5/1/37	2,420	2,536
[3,6] Freddie Mac Non Gold Pool		6.075%	12/1/36	575	598
[3,6] Freddie Mac Non Gold Pool		6.185%	8/1/37	271	285
[6,7] Ginnie Mae II Pool		1.625%	6/20/29	39	40
[6,7] Ginnie Mae II Pool		2.000%	4/20/41–6/20/43	27,460	28,080
[6,7] Ginnie Mae II Pool		2.125%	5/20/41	1,068	1,131
[6,7] Ginnie Mae II Pool		2.500%	10/20/39–5/20/43	33,790	35,058
6	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	14,686	15,316
6	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	25,220	26,489
[6,7] Ginnie Mae II Pool		4.000%	10/20/38–10/20/41	8,748	9,143
6	Ginnie Mae II Pool	5.000%	7/20/38	176	181
					438,610
Total U.S. Government and Agency Obligations (Cost $54,356,005)					54,805,033

Asset-Backed/Commercial Mortgage-Backed Securities (2.8%)
6 AEP Texas Central Transition Funding II LLC
2006-A	5.170%	1/1/18	1,992	2,147
6 Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	1,202	1,207
6 Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	1,100	1,103
6 Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	3,305	3,290
6 Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	1,100	1,099
6 Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	700	699
6 Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	2,700	2,698
6 Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	1,150	1,147
6 Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	2,250	2,231
6 Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	1,500	1,494
6 Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	3,800	3,786
6 American Express Credit Account Secured
Note Trust 2013-3	0.980%	5/15/19	1,000	997
6 American Express Credit Account Secured
Note Trust 2014-3	1.490%	4/15/20	5,750	5,749
6 AmeriCredit Automobile Receivables Trust
2012-1	1.230%	9/8/16	48	49
6 AmeriCredit Automobile Receivables Trust
2013-1	0.610%	10/10/17	1,029	1,028
6 AmeriCredit Automobile Receivables Trust
2013-2	0.650%	12/8/17	719	719
6 AmeriCredit Automobile Receivables Trust
2013-3	0.920%	4/9/18	1,635	1,637
6 AmeriCredit Automobile Receivables Trust
2013-4	0.960%	4/9/18	620	622
6 AmeriCredit Automobile Receivables Trust
2013-5	0.900%	9/10/18	800	795
6 AmeriCredit Automobile Receivables Trust
2013-5	1.520%	1/8/19	400	398
6 AmeriCredit Automobile Receivables Trust
2014-1	0.900%	2/8/19	550	548
6 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	375	373
6 AmeriCredit Automobile Receivables Trust
2014-2	0.940%	2/8/19	1,150	1,142
6 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	1,925	1,920
6 BA Credit Card Trust 2007-A1	5.170%	6/15/19	900	978
6 Banc of America Commercial Mortgage Trust
2005-1	5.347%	11/10/42	1,812	1,812
6 Banc of America Commercial Mortgage Trust
2005-2	4.857%	7/10/43	434	440
6 Banc of America Commercial Mortgage Trust
2005-5	5.115%	10/10/45	5,697	5,817
6 Banc of America Commercial Mortgage Trust
2005-6	5.349%	9/10/47	1,500	1,561
6 Banc of America Commercial Mortgage Trust
2005-6	5.349%	9/10/47	2,623	2,734
6 Banc of America Commercial Mortgage Trust
2006-1	5.372%	9/10/45	9,560	9,961
6 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	247	261
6 Banc of America Commercial Mortgage Trust
2006-2	5.920%	5/10/45	7,595	8,003
6 Banc of America Commercial Mortgage Trust
2006-2	5.955%	5/10/45	1,380	1,457

6 Banc of America Commercial Mortgage Trust
2006-3	5.889%	7/10/44	390	416
6 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	16,808	17,883
6 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	5,210	5,512
6 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	890	947
6 Banc of America Commercial Mortgage Trust
2007-2	5.781%	4/10/49	1,399	1,519
6 Banc of America Commercial Mortgage Trust
2008-1	6.427%	2/10/51	12,600	14,061
6 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.825%	11/11/41	63	63
6 Bear Stearns Commercial Mortgage
Securities Trust 2004-PWR6	4.868%	11/11/41	1,050	1,053
6 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR10	5.405%	12/11/40	5,197	5,397
6 Bear Stearns Commercial Mortgage
Securities Trust 2005-PWR8	4.750%	6/11/41	2,080	2,113
6 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP18	4.933%	2/13/42	1,670	1,690
6 Bear Stearns Commercial Mortgage
Securities Trust 2005-TOP20	5.288%	10/12/42	5,865	6,070
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR11	5.600%	3/11/39	11,364	11,873
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.890%	9/11/38	1,786	1,894
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.929%	9/11/38	2,225	2,383
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	1,125	1,208
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	9,351	9,824
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.757%	4/12/38	1,700	1,808
6 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	3,675	3,950
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.845%	6/11/40	711	717
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.897%	6/11/40	3,600	3,946
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	14,821	16,230
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.915%	6/11/50	4,095	4,498
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	6,825	7,465
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	3,102	3,360
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	2,475	2,628
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	8,350	9,207
6 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.793%	9/11/42	1,086	1,085
6 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	2,058	2,053
6 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	2,230	2,236

6 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	2,233	2,235
6 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	1,340	1,343
6 Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	1,850	1,850
6 Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	700	701
6 Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	700	704
6 Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	4,355	4,377
6 Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	1,090	1,097
6 Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	815	824
6 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	1,700	1,694
6 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	975	974
6 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	775	774
6 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	1,350	1,344
6 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	975	970
6 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	12,975	13,710
6 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	7,190	8,029
6 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	1,325	1,325
6 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	1,320	1,312
6 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	1,917	1,918
6 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	799	792
6 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	2,240	2,251
6 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	1,210	1,220
6 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	900	896
6 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	375	374
6 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	1,105	1,100
6 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	735	729
6 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	2,000	1,996
6 Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	1,000	996
6 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	2,300	2,293
6 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	1,150	1,144
6 CD 2005-CD1 Commercial Mortgage Trust	5.400%	7/15/44	7,322	7,549
6 CD 2005-CD1 Commercial Mortgage Trust	5.400%	7/15/44	2,620	2,720
6 CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	13,435	14,222
6 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	4,150	4,489
6 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	9,395	10,042
6 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	6,513	7,168
6 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	967	1,025
6 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	654	736
6 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,312
6 Chase Issuance Trust 2006-A2	5.160%	4/16/18	7,446	7,884
6 Chase Issuance Trust 2012-A3	0.790%	6/15/17	6,116	6,123
6 Chase Issuance Trust 2012-A5	0.590%	8/15/17	3,404	3,399
6 Chase Issuance Trust 2012-A7	2.160%	9/16/24	12,805	12,185
6 Chase Issuance Trust 2013-A1	1.300%	2/18/20	9,550	9,394
6 Chase Issuance Trust 2013-A8	1.010%	10/15/18	6,425	6,398
6 Chase Issuance Trust 2014-A1	1.150%	1/15/19	15,000	14,983
6 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,605
6 Chase Issuance Trust 2014-A6	1.260%	7/15/19	9,700	9,672
6 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	4,676	4,799
6 Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	2,975	3,031
6 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	11,399	11,942
6 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	7,150	7,977
6 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	6,114	6,811

6 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	2,900	2,895
6 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,226
6 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	7,600	7,586
6 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,521
6 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	11,550	11,524
6 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	11,625	11,620
6 Citigroup Commercial Mortgage Trust 2005-
C3	4.830%	5/15/43	4,195	4,275
6 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	2,000	2,132
6 Citigroup Commercial Mortgage Trust 2006-
C4	5.974%	3/15/49	6,894	7,280
6 Citigroup Commercial Mortgage Trust 2006-
C5	5.431%	10/15/49	2,275	2,433
6 Citigroup Commercial Mortgage Trust 2006-
C5	5.462%	10/15/49	1,585	1,704
6 Citigroup Commercial Mortgage Trust 2007-
C6	5.899%	12/10/49	9,305	10,153
6 Citigroup Commercial Mortgage Trust 2008-
C7	6.339%	12/10/49	11,348	12,519
6 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	3,950	3,929
6 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	1,500	1,485
6 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	1,300	1,286
6 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	1,700	1,765
6 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	800	845
6 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,200	1,294
6 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	1,700	1,834
6 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	550	575
6 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	1,825	1,934
6 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	750	802
6 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	750	811
6 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	3,210	3,283
6 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	750	775
6 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,150	1,206
6 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	955	1,012
6 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	375	386
6 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	1,675	1,741
6 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	1,350	1,388
6 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	2,725	2,767

6	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	5,213	5,631
6	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.969%	5/15/46	5,999	6,588
6	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	12,199	12,487
6	COMM 2006-C7 Mortgage Trust	5.948%	6/10/46	11,130	11,814
6	COMM 2006-C7 Mortgage Trust	5.973%	6/10/46	1,815	1,936
6	COMM 2007-C9 Mortgage Trust	5.989%	12/10/49	7,325	8,057
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,288
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,883
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,000	4,906
[6,8] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	2,195	2,198
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,175
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,457
6	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	1,310	1,348
6	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	1,310	1,363
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,750	1,842
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	2,190	2,349
6	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	1,310	1,426
6	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	623	622
6	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,075	1,102
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,075	1,116
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,549
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,187
6	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	793
6	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	372
6	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	453	452
6	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	550	567
6	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	375	391
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	3,700	3,949
6	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	1,100	1,174
6	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,733
6	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,425	1,424
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,936
6	COMM 2013-CCRE9 Mortgage Trust	4.378%	7/10/45	2,295	2,470
6	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	660	706
6	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,050	2,117
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,158
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	3,902
6	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,174
6	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	3,275	3,396
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,625
6	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,919
6	COMM 2014-CCRE14 Mortgage Trust	4.759%	2/10/47	1,650	1,761
6	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,712	2,781
6	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	968
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,833
6	COMM 2014-CCRE15 Mortgage Trust	4.870%	2/10/47	869	943
6	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,555
6	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,078
6	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	5,932
6	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,597
6	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	1,900	1,952
6	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	950	981
6	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	1,525	1,593
6	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	955	977
6	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	1,575	1,613
6	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	975	1,005

6	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	1,281	1,313
6	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,150	1,178
6	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	2,650	2,775
6	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	3,900	4,025
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,609
6	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	757	772
6	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	675
6	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,773
6	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	495
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	320
6	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,150	1,171
6	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,160
6	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,101
6	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,532
6	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,713
6	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	6,030	6,049
6	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	1,875	1,890
6	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	8,200	8,418
6	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	2,050	2,129
6	Commercial Mortgage Trust 2006-GG7	6.014%	7/10/38	2,200	2,337
[6,8] Commercial Mortgages Lease-Backed
	Certificates Series 2001-CMLB-1	6.746%	6/20/31	559	568
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.609%	2/15/39	10,900	11,398
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.642%	2/15/39	2,225	2,329
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.642%	2/15/39	2,800	2,949
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	5,346	5,662
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.999%	6/15/38	2,700	2,887
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	550	588
6	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	7,444	7,922
6	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	2,326	2,497
6	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.892%	6/15/39	9,609	10,374
6	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	3,627	3,647
6	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	2,126	2,144
6	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	1,450	1,486
6	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	5,081	5,230
6	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	570	590
6	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	1,525	1,574
6	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	9,453	10,526
6	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	4,825	4,816
[3,6] Fannie Mae-Aces 2012-M9		1.553%	4/25/22	1,088	1,075
[3,6] Fannie Mae-Aces 2013-M12		2.463%	3/25/23	10,669	10,506
[3,6] Fannie Mae-Aces 2013-M14		2.608%	4/25/23	11,063	10,923
[3,6] Fannie Mae-Aces 2013-M14		3.329%	10/25/23	11,450	11,885
[3,6] Fannie Mae-Aces 2013-M4		2.608%	3/25/22	675	665
[3,6] Fannie Mae-Aces 2013-M7		2.280%	12/27/22	3,850	3,718
[3,6] Fannie Mae-Aces 2014-M1		2.323%	11/25/18	15,264	15,511
[3,6] Fannie Mae-Aces 2014-M1		3.500%	7/25/23	15,075	15,538
[3,6] Fannie Mae-Aces 2014-M2		1.916%	6/25/21	4,836	4,887
[3,6] Fannie Mae-Aces 2014-M2		3.513%	12/25/23	11,322	11,902

[3,6] Fannie Mae-Aces 2014-M3		2.613%	1/25/24	4,493	4,556
[3,6] Fannie Mae-Aces 2014-M3		3.501%	1/25/24	5,400	5,625
[3,6] Fannie Mae-Aces 2014-M4		3.346%	3/25/24	5,650	5,835
[3,6] Fannie Mae-Aces 2014-M6		2.679%	5/25/21	10,600	10,714
[3,6] Fannie Mae-Aces 2014-M7		3.556%	6/25/24	11,635	12,038
[3,6] Fannie Mae-Aces 2014-M8		2.346%	6/25/24	1,931	1,935
[3,6] Fannie Mae-Aces 2014-M8		3.056%	6/25/24	5,850	5,849
[3,6] Fannie Mae-Aces 2014-M9		1.462%	4/25/17	9,100	9,155
[3,6] Fannie Mae-Aces 2014-M9		3.103%	7/25/24	6,825	6,859
6	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	2,425	2,471
6	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	9,841	10,298
6	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	4,667	5,017
6	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	12,820	13,007
6	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	5,430	5,261
6	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	13,400	13,073
6	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	8,300	8,134
6	FHLMC Multifamily Structured Pass Through
	Certificates K021	3.490%	1/25/24	475	497
6	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	575	559
6	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	11,500	11,315
6	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	11,475	11,322
6	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	16,625	16,986
6	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	11,425	11,840
6	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	10,679	10,955
6	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	11,425	11,781
6	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	11,906	12,282
6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	11,119	11,574
6	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	11,420	11,810
6	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	10,027	10,346
6	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	12,300	12,452
6	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	10,633	11,167
6	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	12,575	13,135
6	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	13,185	13,833
6	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	3,805	3,876

6 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	13,225	13,715
6 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	2,700	2,741
6 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	7,600	7,782
6 FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	16,408	17,124
6 FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	3,900	3,954
6 FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	1,005	997
6 FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	2,050	2,004
6 FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	5,000	5,170
6 FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	1/25/21	2,725	2,791
6 FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	9,600	9,934
6 FHLMC Multifamily Structured Pass Through
Certificates_K005	3.484%	4/25/19	8,769	9,176
6 FHLMC Multifamily Structured Pass Through
Certificates_K006-A1	3.398%	7/25/19	6,387	6,748
6 FHLMC Multifamily Structured Pass Through
Certificates_K007-A1	3.342%	12/25/19	4,731	4,931
6 FHLMC Multifamily Structured Pass Through
Certificates_K009-A1	2.757%	5/25/20	8,330	8,595
6 FHLMC Multifamily Structured Pass Through
Certificates_K708-A1	1.670%	10/25/18	2,592	2,617
6 FHLMC Multifamily Structured Pass Through
Certificates_K711-A1	1.321%	12/25/18	9,380	9,393
6 FHLMC Multifamily Structures Pass Through
Certificates_FHMS-K715	2.856%	1/25/21	4,225	4,319
6 Fifth Third Auto 2014-1	0.680%	4/16/18	2,250	2,243
6 Fifth Third Auto 2014-1	1.140%	10/15/20	1,500	1,493
6 Fifth Third Auto 2014-2	0.890%	11/15/18	1,525	1,522
6 Fifth Third Auto 2014-2	1.380%	12/15/20	975	971
6 Ford Credit Auto Lease Trust 2013-B	0.760%	9/15/16	800	800
6 Ford Credit Auto Lease Trust 2013-B	0.960%	10/15/16	650	650
6 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	1,500	1,500
6 Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	575	575
6 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	1,050	1,055
6 Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	2,075	2,078
6 Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	229	229
6 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	3,525	3,542
6 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	187	187
6 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	2,501	2,503
6 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	1,600	1,601
6 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	800	794
6 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	2,077	2,082
6 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	692	694
6 Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	2,100	2,098
6 Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	350	346
6 Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	4,350	4,356
6 Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	800	804
6 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	3,375	3,370
6 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	575	573

6 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	2,800	2,820
6 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	3,550	3,551
6 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	7,725	7,685
6 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	5,644	5,495
6 GE Commercial Mortgage Corp. Series 2005-
C3 Trust	4.974%	7/10/45	4,610	4,708
6 GE Commercial Mortgage Corp. Series 2005-
C4 Trust	5.490%	11/10/45	2,725	2,845
6 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	12,868	13,460
6 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.451%	3/10/44	2,825	3,010
6 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	4,300	4,633
6 GMAC Commercial Mortgage Securities Inc.
Series 2004-C3 Trust	4.864%	12/10/41	838	840
6 GMAC Commercial Mortgage Securities Inc.
Series 2005-C1 Trust	4.754%	5/10/43	1,155	1,178
6 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	9,000	9,381
6 GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	1,725	1,818
6 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,571
6 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,350	6,533
6 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,825	3,912
6 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,955	2,875
6 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	3,494	3,426
6 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,294
6 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,233
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	951
6 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,875	1,936
6 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,340	1,406
6 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	6,700	7,184
6 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,000	2,066
6 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	710	744
6 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,231
6 GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	3,978	3,966
6 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	8,225	8,633
6 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,909
6 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	1,550	1,588
6 GS Mortgage Securities Trust 2014-GC18	3.516%	6/10/47	500	513
6 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	1,350	1,399
6 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	4,275	4,430
6 GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	1,175	1,218
6 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	2,950	2,952
6 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	3,165	3,167
6 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	2,746	2,738
6 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	1,077	1,078
6 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	1,077	1,070
6 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	1,250	1,247
6 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	1,100	1,101
6 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	2,244	2,232
6 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	1,122	1,116
6 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	1,700	1,692
6 Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	1,000	995
6 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	3,375	3,361

6 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	1,925	1,914
6 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	2,000	1,991
6 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	2,620	2,621
6 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	4,367	4,352
6 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	2,675	2,679
6 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	1,325	1,325
6 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	7,365	7,390
6 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	1,730	1,745
6 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	1,725	1,718
6 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	3,000	2,994
6 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	900	896
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC11	5.560%	8/12/37	1,230	1,250
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.461%	1/12/43	1,000	1,041
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP2	4.780%	7/15/42	1,915	1,955
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP4	4.918%	10/15/42	10,878	11,197
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.404%	12/15/44	7,456	7,739
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.446%	12/15/44	1,480	1,564
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.525%	12/15/44	585	613
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CB17	5.429%	12/12/43	8,000	8,526
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.616%	12/12/44	1,100	1,155
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	4,180	4,487
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP6	5.475%	4/15/43	3,409	3,579
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	10,935	11,565
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.058%	4/15/45	2,360	2,535
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	1,720	1,845
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	6,294	6,772
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	19,976	21,942
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	6.082%	2/12/51	1,650	1,829
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.981%	6/15/49	5,610	6,078
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP12	5.882%	2/15/51	6,620	7,223
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,875	5,030
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	11,975	11,729
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,931
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,195

6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	1,389	1,380
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,036
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,250	1,301
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,561
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	2,600	2,768
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,342
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.111%	12/15/46	1,250	1,353
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	1,466	1,434
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	1,525	1,560
6 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	593
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,040
6 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.162%	7/15/45	655	684
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	990	1,040
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,799
6 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	788
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	1,079	1,078
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	5,030	5,182
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	505	526
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,520	3,738
6 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,139
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	1,550	1,596
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,163	1,213
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,609
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	826
6 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	1,163	1,250
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	3,938	4,157
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	819
6 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.969%	2/15/47	935	1,006
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	1,525	1,571

6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,971
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	1,993
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,599
6 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	1,550	1,601
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	979	1,004
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	976
6 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	590
6 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	6,019
6 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	3,031
6 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,788
6 LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	1,333	1,339
6 LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	3,070	3,118
6 LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	800	824
6 LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	7,105	7,254
6 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	3,588	3,760
6 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	14,554	15,289
6 LB-UBS Commercial Mortgage Trust 2006-C4	6.029%	6/15/38	6,663	7,094
6 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	10,060	10,754
6 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	1,176	1,263
6 LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	1,150	1,238
6 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	1,585	1,702
6 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	4,438	4,767
6 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	6,385	6,895
6 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	9,617	10,681
6 LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	13,125	14,689
6 Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	350	348
6 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	2,700	2,686
6 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	692	694
6 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	692	693
6 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	1,875	1,870
6 Mercedes-Benz Auto Receivables Trust 2014-
1	1.310%	11/16/20	600	596
6 Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	856	884
6 Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	7,967	8,282
6 Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	2,417	2,457
6 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	9,440	10,005
6 Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	625	669
6 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	1,965	2,111
6 Merrill Lynch Mortgage Trust 2007-C1	6.028%	6/12/50	16,435	18,092
6 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	7,252	7,973
6 ML-CFC Commercial Mortgage Trust 2006-2	6.066%	6/12/46	13,506	14,351
6 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	435	466
6 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	1,225	1,323
6 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	7,388	7,885
6 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	11,095	12,224

6 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	1,600	1,609
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C6	2.858%	11/15/45	4,000	3,915
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.365%	8/15/46	990	1,061
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.565%	8/15/46	490	522
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	2,260	2,328
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	3,360	3,604
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	1,100	1,131
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	2,200	2,304
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.907%	11/15/46	1,100	1,178
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	1,707	1,672
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	341	337
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	2,100	2,080
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	1,000	994
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	1,275	1,259
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	975	970
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	1,070	1,065
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	1,525	1,560
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	3,050	3,176
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	3,050	3,199
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.806%	2/15/47	1,150	1,222
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	575	587
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	775	795
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	2,875	2,971
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.484%	6/15/47	1,150	1,187
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	3,500	3,605
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	1,000	1,030
6 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.446%	10/15/47	1,150	1,184
6 Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	874	880
6 Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	13,670	13,910
6 Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	1,690	1,732
6 Morgan Stanley Capital I Trust 2005-HQ7	5.380%	11/14/42	8,082	8,293

6 Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	8,788	9,024
6 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	1,430	1,443
6 Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	2,732	2,739
6 Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	550	555
6 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	2,200	2,244
6 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	9,719	10,437
6 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	2,626	2,821
6 Morgan Stanley Capital I Trust 2006-HQ8	5.596%	3/12/44	11,521	11,967
6 Morgan Stanley Capital I Trust 2006-HQ8	5.645%	3/12/44	2,503	2,639
6 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	3,425	3,677
6 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	1,475	1,563
6 Morgan Stanley Capital I Trust 2006-IQ11	5.829%	10/15/42	3,740	3,891
6 Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	225	240
6 Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	1,750	1,830
6 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	7,980	8,580
6 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	1,355	1,454
6 Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	2,975	3,112
6 Morgan Stanley Capital I Trust 2006-TOP23	5.984%	8/12/41	775	837
6 Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	731	750
6 Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	9,610	10,469
6 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	9,891	10,798
6 Morgan Stanley Capital I Trust 2007-IQ16	6.293%	12/12/49	1,975	2,195
6 Morgan Stanley Capital I Trust 2007-TOP25	5.514%	11/12/49	1,460	1,570
6 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	1,750	1,883
6 Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	9,605	10,540
6 Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	2,475	2,720
6 Morgan Stanley Capital I Trust 2008-TOP29	6.455%	1/11/43	17,980	20,252
6 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,062
6 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	2,655	2,649
6 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	2,853	2,855
6 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	6,100	6,068
6 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	1,385	1,388
6 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	1,040	1,041
6 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	1,850	1,845
6 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	1,150	1,146
6 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	1,300	1,294
6 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	1,475	1,470
6 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	12,607	13,174
6 Royal Bank of Canada	0.625%	12/5/16	5,000	5,004
6 Royal Bank of Canada	1.200%	9/19/18	11,600	11,512
6 Royal Bank of Canada	2.000%	10/1/19	12,000	12,048
6 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	1,751	1,751
6 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	2,788	2,790
6 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	1,600	1,601
6 Santander Drive Auto Receivables Trust
2013-4	1.110%	12/15/17	1,000	1,003
6 Santander Drive Auto Receivables Trust
2013-4	0.870%	1/16/18	1,450	1,441
6 Santander Drive Auto Receivables Trust
2013-4	1.590%	10/15/18	2,100	2,098
6 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	975	968
6 Santander Drive Auto Receivables Trust
2014-3	0.810%	7/16/18	575	574

6 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	1,950	1,947
6 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.573%	8/15/39	1,385	1,433
6 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	5,668	5,691
6 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	710	710
6 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	1,160	1,157
6 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	2,575	2,562
6 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	850	846
6 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	950	946
6 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	750	747
6 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,870	2,859
6 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	1,775	1,769
6 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	697
6 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	1,125	1,116
6 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	750	744
6 Volkswagen Auto Lease Trust	0.800%	4/20/17	735	730
6 Volkswagen Auto Lease Trust	0.990%	7/20/18	735	732
6 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	6,480	6,514
6 Volkswagen Auto Loan Enhanced Trust 2013-
2	0.700%	4/20/18	1,100	1,093
6 Volkswagen Auto Loan Enhanced Trust 2013-
2	1.160%	3/20/20	550	540
6 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	2,350	2,342
6 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	1,950	1,942
6 Wachovia Bank Commercial Mortgage Trust
Series 2004-C15	4.803%	10/15/41	1,751	1,751
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.083%	3/15/42	5,369	5,421
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C17	5.224%	3/15/42	675	683
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.699%	5/15/44	5,166	5,268
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.750%	5/15/44	700	719
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C19	4.793%	5/15/44	1,425	1,458
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C20	5.118%	7/15/42	3,343	3,429
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	15,406	15,872
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C21	5.414%	10/15/44	570	591
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.449%	12/15/44	10,035	10,384
6 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.499%	12/15/44	475	497
6 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.896%	5/15/43	6,202	6,534
6 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	6.170%	6/15/45	475	509

6 Wachovia Bank Commercial Mortgage Trust
Series 2006-C27	5.765%	7/15/45	6,218	6,578
6 Wachovia Bank Commercial Mortgage Trust
Series 2006-C29	5.339%	11/15/48	2,400	2,583
6 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	2,040	2,205
6 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	1,975	1,947
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,150	1,172
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	775	797
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	2,700	2,784
6 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	411
6 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	2,500	2,441
6 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	3,875	3,974
6 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,583
6 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,304
6 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,588
6 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,300	3,234
6 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,378
6 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,038
6 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	499
6 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,105
6 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	416
6 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,254
6 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,726
6 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	660	687
6 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,803
6 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	702
6 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	2,530	2,632
6 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,520	1,609
6 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,646
6 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,745
6 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	725	743
6 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	725	750
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	974

6 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	764
6 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	779
6 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	750	776
6 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,500	1,559
6 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,739
6 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	398
6 WFRBS Commercial Mortgage Trust 2013-
C18	4.829%	12/15/46	563	601
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	1,850	1,902
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,138
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,557
6 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.787%	3/15/46	375	404
6 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	598	595
6 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	475	493
6 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	650	673
6 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,533
6 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	503
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	775	798
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	775	804
6 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,150	1,205
6 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,150	1,200
6 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	3,000	3,064
6 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	5,825	5,965
6 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,200	1,229
6 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	904	931
6 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,150	1,184
6 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	800	824
6 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	1,339	1,332
6 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	735	753
6 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,840	1,899

6 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	4,415	4,617
6 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	1,840	1,946
6 World Financial Network Credit Card Master
Note Trust Series 2013-A	1.610%	12/15/21	900	890
6 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	1,817	1,808
6 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	1,250	1,255
6 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	550	552
6 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	1,925	1,919
6 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	1,925	1,914
6 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	1,720	1,725
6 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	1,950	1,951
6 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	575	574
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,319,858)				2,416,911
Corporate Bonds (25.2%)
Finance (8.5%)
Banking (5.6%)
Abbey National Treasury Services plc	4.000%	4/27/16	3,635	3,804
Abbey National Treasury Services plc	1.375%	3/13/17	13,265	13,256
Abbey National Treasury Services plc	3.050%	8/23/18	5,700	5,906
Abbey National Treasury Services plc	2.350%	9/10/19	6,200	6,135
Abbey National Treasury Services plc	4.000%	3/13/24	5,350	5,428
American Express Bank FSB	6.000%	9/13/17	1,275	1,436
American Express Centurion Bank	0.875%	11/13/15	500	501
American Express Centurion Bank	5.950%	6/12/17	650	728
American Express Centurion Bank	6.000%	9/13/17	3,700	4,166
American Express Co.	5.500%	9/12/16	1,025	1,112
American Express Co.	6.150%	8/28/17	15,715	17,690
American Express Co.	7.000%	3/19/18	15,044	17,517
American Express Co.	1.550%	5/22/18	4,675	4,606
American Express Co.	2.650%	12/2/22	5,040	4,872
American Express Co.	4.050%	12/3/42	850	804
6 American Express Co.	6.800%	9/1/66	2,800	2,989
American Express Credit Corp.	2.750%	9/15/15	12,715	12,984
American Express Credit Corp.	5.300%	12/2/15	2,000	2,107
American Express Credit Corp.	1.300%	7/29/16	1,900	1,910
American Express Credit Corp.	2.800%	9/19/16	13,215	13,661
American Express Credit Corp.	2.375%	3/24/17	5,700	5,836
American Express Credit Corp.	1.125%	6/5/17	12,600	12,511
American Express Credit Corp.	2.125%	7/27/18	10,700	10,770
American Express Credit Corp.	2.125%	3/18/19	3,625	3,608
Associates Corp. of North America	6.950%	11/1/18	4,815	5,650
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	12,232	12,285
Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	1,250	1,247
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	3,750	3,785
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	3,000	2,954
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	2,600	2,581
Bank of America Corp.	1.500%	10/9/15	13,500	13,596
Bank of America Corp.	5.250%	12/1/15	1,225	1,281
Bank of America Corp.	1.250%	1/11/16	7,100	7,129
Bank of America Corp.	3.625%	3/17/16	15,275	15,826
Bank of America Corp.	6.050%	5/16/16	7,980	8,567
Bank of America Corp.	3.750%	7/12/16	8,695	9,076

Bank of America Corp.	6.500%	8/1/16	29,070	31,720
Bank of America Corp.	5.750%	8/15/16	3,250	3,502
Bank of America Corp.	7.800%	9/15/16	2,825	3,164
Bank of America Corp.	5.625%	10/14/16	14,700	15,958
Bank of America Corp.	1.350%	11/21/16	3,450	3,455
Bank of America Corp.	5.420%	3/15/17	7,425	8,034
Bank of America Corp.	3.875%	3/22/17	500	527
Bank of America Corp.	5.700%	5/2/17	9,035	9,887
Bank of America Corp.	1.700%	8/25/17	5,400	5,381
Bank of America Corp.	6.400%	8/28/17	16,784	18,890
Bank of America Corp.	6.000%	9/1/17	400	446
Bank of America Corp.	5.750%	12/1/17	6,880	7,650
Bank of America Corp.	2.000%	1/11/18	38,152	37,930
Bank of America Corp.	6.875%	4/25/18	26,670	30,833
Bank of America Corp.	5.650%	5/1/18	26,030	28,956
Bank of America Corp.	6.500%	7/15/18	10,060	11,513
Bank of America Corp.	2.600%	1/15/19	31,975	31,891
Bank of America Corp.	2.650%	4/1/19	11,325	11,285
Bank of America Corp.	7.625%	6/1/19	14,720	17,785
Bank of America Corp.	5.625%	7/1/20	10,865	12,270
Bank of America Corp.	5.875%	1/5/21	6,890	7,904
Bank of America Corp.	5.000%	5/13/21	4,795	5,289
Bank of America Corp.	5.700%	1/24/22	3,586	4,080
Bank of America Corp.	3.300%	1/11/23	33,600	32,662
Bank of America Corp.	4.100%	7/24/23	8,400	8,565
Bank of America Corp.	4.125%	1/22/24	16,900	17,188
Bank of America Corp.	4.000%	4/1/24	26,000	26,258
Bank of America Corp.	4.200%	8/26/24	16,225	16,064
Bank of America Corp.	6.110%	1/29/37	7,915	9,048
Bank of America Corp.	7.750%	5/14/38	11,205	15,537
Bank of America Corp.	5.875%	2/7/42	10,550	12,493
Bank of America Corp.	5.000%	1/21/44	11,500	12,037
Bank of America Corp.	4.875%	4/1/44	4,225	4,374
Bank of America NA	1.125%	11/14/16	6,975	6,978
Bank of America NA	5.300%	3/15/17	15,125	16,383
Bank of America NA	6.100%	6/15/17	1,975	2,199
Bank of America NA	6.000%	10/15/36	6,975	8,423
Bank of Montreal	0.800%	11/6/15	3,900	3,909
Bank of Montreal	1.300%	7/15/16	1,900	1,918
Bank of Montreal	2.500%	1/11/17	11,225	11,591
Bank of Montreal	1.300%	7/14/17	9,000	8,999
Bank of Montreal	1.400%	9/11/17	7,000	6,991
Bank of Montreal	2.375%	1/25/19	5,775	5,841
Bank of Montreal	2.550%	11/6/22	3,925	3,784
Bank of New York Mellon Corp.	0.700%	10/23/15	1,100	1,100
Bank of New York Mellon Corp.	2.500%	1/15/16	4,050	4,145
Bank of New York Mellon Corp.	2.300%	7/28/16	2,654	2,727
Bank of New York Mellon Corp.	2.400%	1/17/17	725	745
Bank of New York Mellon Corp.	1.969%	6/20/17	3,200	3,249
Bank of New York Mellon Corp.	1.300%	1/25/18	1,975	1,948
Bank of New York Mellon Corp.	1.350%	3/6/18	7,000	6,904
Bank of New York Mellon Corp.	2.100%	8/1/18	1,548	1,561
Bank of New York Mellon Corp.	2.100%	1/15/19	2,675	2,666
Bank of New York Mellon Corp.	2.200%	3/4/19	7,625	7,636
Bank of New York Mellon Corp.	5.450%	5/15/19	6,645	7,558
Bank of New York Mellon Corp.	2.300%	9/11/19	17,000	16,878
Bank of New York Mellon Corp.	4.600%	1/15/20	6,975	7,679
Bank of New York Mellon Corp.	4.150%	2/1/21	1,250	1,350

Bank of New York Mellon Corp.	3.550%	9/23/21	5,700	5,924
Bank of New York Mellon Corp.	3.650%	2/4/24	3,000	3,068
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,867
Bank of New York Mellon Corp.	3.250%	9/11/24	4,500	4,423
Bank of Nova Scotia	2.050%	10/7/15	5,900	5,995
Bank of Nova Scotia	0.750%	10/9/15	5,375	5,393
Bank of Nova Scotia	2.900%	3/29/16	145	150
Bank of Nova Scotia	1.375%	7/15/16	6,450	6,507
Bank of Nova Scotia	2.550%	1/12/17	6,830	7,040
Bank of Nova Scotia	1.300%	7/21/17	3,800	3,784
Bank of Nova Scotia	1.375%	12/18/17	4,590	4,557
Bank of Nova Scotia	2.050%	10/30/18	27,525	27,529
Bank of Nova Scotia	2.050%	6/5/19	12,930	12,784
Bank of Nova Scotia	2.125%	9/11/19	7,400	7,373
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,721
Bank of Nova Scotia	2.800%	7/21/21	9,325	9,245
8 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	4,000	4,068
Bank One Capital III	8.750%	9/1/30	290	405
Bank One Corp.	7.625%	10/15/26	975	1,282
Bank One Corp.	8.000%	4/29/27	2,500	3,396
Bank One Michigan	8.250%	11/1/24	6,000	8,001
Barclays Bank plc	5.000%	9/22/16	16,390	17,620
Barclays Bank plc	2.500%	2/20/19	15,000	15,058
Barclays Bank plc	6.750%	5/22/19	3,040	3,613
Barclays Bank plc	5.125%	1/8/20	2,815	3,135
Barclays Bank plc	5.140%	10/14/20	4,745	5,134
Barclays Bank plc	3.750%	5/15/24	11,250	11,183
BB&T Corp.	5.200%	12/23/15	10,874	11,439
BB&T Corp.	3.200%	3/15/16	7,170	7,407
BB&T Corp.	2.150%	3/22/17	3,750	3,819
BB&T Corp.	4.900%	6/30/17	100	109
BB&T Corp.	1.600%	8/15/17	915	919
BB&T Corp.	1.450%	1/12/18	3,925	3,883
BB&T Corp.	2.050%	6/19/18	3,000	3,011
BB&T Corp.	2.250%	2/1/19	1,800	1,803
BB&T Corp.	6.850%	4/30/19	1,261	1,504
BB&T Corp.	5.250%	11/1/19	3,750	4,209
BB&T Corp.	3.950%	3/22/22	4,049	4,248
BBVA US Senior SAU	4.664%	10/9/15	9,955	10,324
Bear Stearns Cos. LLC	5.300%	10/30/15	5,900	6,188
Bear Stearns Cos. LLC	5.550%	1/22/17	5,130	5,594
Bear Stearns Cos. LLC	6.400%	10/2/17	17,650	19,979
Bear Stearns Cos. LLC	7.250%	2/1/18	29,905	34,792
Bear Stearns Cos. LLC	4.650%	7/2/18	425	464
BNP Paribas SA	3.600%	2/23/16	5,575	5,779
BNP Paribas SA	2.375%	9/14/17	16,175	16,476
BNP Paribas SA	2.700%	8/20/18	17,950	18,298
BNP Paribas SA	2.450%	3/17/19	2,450	2,462
BNP Paribas SA	5.000%	1/15/21	13,065	14,547
BNP Paribas SA	3.250%	3/3/23	14,325	14,123
BPCE SA	1.625%	2/10/17	5,150	5,200
BPCE SA	1.613%	7/25/17	7,000	6,979
BPCE SA	2.500%	12/10/18	5,500	5,525
BPCE SA	2.500%	7/15/19	6,320	6,284
BPCE SA	4.000%	4/15/24	10,300	10,378
Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,030
Branch Banking & Trust Co.	1.050%	12/1/16	475	475
Branch Banking & Trust Co.	1.350%	10/1/17	10,345	10,274

Branch Banking & Trust Co.	2.300%	10/15/18	6,000	6,075
Branch Banking & Trust Co.	2.850%	4/1/21	7,000	6,959
Branch Banking & Trust Co.	3.800%	10/30/26	4,300	4,278
Canadian Imperial Bank of Commerce	0.900%	10/1/15	3,475	3,488
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,620	3,694
Canadian Imperial Bank of Commerce	1.350%	7/18/16	3,625	3,663
Capital One Bank USA NA	1.300%	6/5/17	4,450	4,418
Capital One Bank USA NA	1.500%	3/22/18	6,075	5,979
Capital One Bank USA NA	2.250%	2/13/19	10,000	9,912
Capital One Bank USA NA	2.300%	6/5/19	7,000	6,922
Capital One Bank USA NA	8.800%	7/15/19	6,825	8,690
Capital One Bank USA NA	2.400%	9/5/19	3,150	3,119
Capital One Bank USA NA	3.375%	2/15/23	6,085	5,959
Capital One Financial Corp.	1.000%	11/6/15	2,000	2,005
Capital One Financial Corp.	3.150%	7/15/16	9,545	9,883
Capital One Financial Corp.	6.150%	9/1/16	3,125	3,415
Capital One Financial Corp.	6.750%	9/15/17	2,070	2,363
Capital One Financial Corp.	2.450%	4/24/19	6,875	6,847
Capital One Financial Corp.	4.750%	7/15/21	1,545	1,684
Capital One Financial Corp.	3.500%	6/15/23	1,210	1,199
Capital One Financial Corp.	3.750%	4/24/24	5,400	5,424
Capital One NA	1.500%	9/5/17	2,800	2,786
Capital One NA	2.950%	7/23/21	6,000	5,909
[6,8] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,768
Citigroup Inc.	4.587%	12/15/15	4,695	4,901
Citigroup Inc.	5.300%	1/7/16	5,550	5,853
Citigroup Inc.	1.250%	1/15/16	6,575	6,610
Citigroup Inc.	1.300%	4/1/16	6,825	6,847
Citigroup Inc.	3.953%	6/15/16	7,465	7,841
Citigroup Inc.	1.700%	7/25/16	7,050	7,121
Citigroup Inc.	5.850%	8/2/16	265	287
Citigroup Inc.	4.450%	1/10/17	10,650	11,347
Citigroup Inc.	5.500%	2/15/17	12,485	13,586
Citigroup Inc.	1.350%	3/10/17	4,000	3,987
Citigroup Inc.	1.550%	8/14/17	5,275	5,236
Citigroup Inc.	6.000%	8/15/17	3,441	3,854
Citigroup Inc.	6.125%	11/21/17	20,170	22,754
Citigroup Inc.	1.750%	5/1/18	10,075	9,935
Citigroup Inc.	6.125%	5/15/18	12,457	14,113
Citigroup Inc.	2.500%	9/26/18	10,875	10,947
Citigroup Inc.	2.550%	4/8/19	30,000	29,968
Citigroup Inc.	8.500%	5/22/19	13,415	16,767
Citigroup Inc.	2.500%	7/29/19	12,225	12,112
Citigroup Inc.	5.375%	8/9/20	14,014	15,847
Citigroup Inc.	4.500%	1/14/22	14,300	15,312
Citigroup Inc.	4.050%	7/30/22	4,300	4,365
Citigroup Inc.	3.375%	3/1/23	6,600	6,500
Citigroup Inc.	3.500%	5/15/23	5,425	5,204
Citigroup Inc.	3.875%	10/25/23	7,425	7,545
Citigroup Inc.	3.750%	6/16/24	14,450	14,398
Citigroup Inc.	4.000%	8/5/24	5,525	5,413
Citigroup Inc.	5.500%	9/13/25	6,425	6,990
Citigroup Inc.	6.625%	1/15/28	2,700	3,326
Citigroup Inc.	6.625%	6/15/32	1,925	2,316
Citigroup Inc.	5.875%	2/22/33	5,180	5,805
Citigroup Inc.	6.000%	10/31/33	2,900	3,287
Citigroup Inc.	5.850%	12/11/34	530	616
Citigroup Inc.	6.125%	8/25/36	12,610	14,440

Citigroup Inc.	6.875%	3/5/38	4,919	6,459
Citigroup Inc.	8.125%	7/15/39	10,575	15,589
Citigroup Inc.	5.875%	1/30/42	2,825	3,380
Citigroup Inc.	6.675%	9/13/43	5,000	6,137
Citigroup Inc.	4.950%	11/7/43	10,000	10,668
Citigroup Inc.	5.300%	5/6/44	7,725	7,978
Comerica Bank	5.750%	11/21/16	3,775	4,139
Comerica Bank	5.200%	8/22/17	2,800	3,069
Comerica Inc.	4.800%	5/1/15	1,100	1,126
Comerica Inc.	2.125%	5/23/19	1,000	991
Commonwealth Bank of Australia	1.250%	9/18/15	9,300	9,367
Commonwealth Bank of Australia	1.400%	9/8/17	7,625	7,594
Commonwealth Bank of Australia	1.900%	9/18/17	2,000	2,017
Commonwealth Bank of Australia	2.500%	9/20/18	4,000	4,079
Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,005
Commonwealth Bank of Australia	2.300%	9/6/19	3,600	3,572
Compass Bank	1.850%	9/29/17	2,000	2,004
Compass Bank	6.400%	10/1/17	1,940	2,133
Compass Bank	2.750%	9/29/19	2,000	1,997
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	8,730	8,874
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	14,150	14,850
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	18,700	18,832
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	12,265	13,409
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	8,025	8,418
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	6,250	6,300
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	13,525	14,026
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	12,215	13,755
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	5,425	6,156
Countrywide Financial Corp.	6.250%	5/15/16	1,467	1,580
Credit Suisse	1.375%	5/26/17	22,600	22,484
Credit Suisse	6.000%	2/15/18	15,564	17,400
Credit Suisse	2.300%	5/28/19	18,350	18,202
Credit Suisse	5.300%	8/13/19	8,700	9,827
Credit Suisse	5.400%	1/14/20	12,275	13,687
Credit Suisse	4.375%	8/5/20	4,150	4,494
Credit Suisse	3.625%	9/9/24	7,275	7,168
Credit Suisse USA Inc.	5.375%	3/2/16	680	723
Credit Suisse USA Inc.	7.125%	7/15/32	5,385	7,349
Deutsche Bank AG	3.250%	1/11/16	13,370	13,748
Deutsche Bank AG	1.400%	2/13/17	1,600	1,598
Deutsche Bank AG	6.000%	9/1/17	15,213	17,038
Deutsche Bank AG	2.500%	2/13/19	28,500	28,680
Deutsche Bank AG	3.700%	5/30/24	5,000	4,962
6 Deutsche Bank AG	4.296%	5/24/28	7,025	6,716
Discover Bank	2.000%	2/21/18	14,970	14,899
Discover Bank	7.000%	4/15/20	1,350	1,600
Discover Bank	3.200%	8/9/21	11,400	11,213
Discover Bank	4.200%	8/8/23	1,350	1,398
Discover Bank	4.250%	3/13/26	1,925	1,972

Discover Financial Services	6.450%	6/12/17	325	364
Discover Financial Services	5.200%	4/27/22	950	1,041
Discover Financial Services	3.850%	11/21/22	5,630	5,659
Fifth Third Bancorp	3.625%	1/25/16	9,340	9,667
Fifth Third Bancorp	4.500%	6/1/18	725	782
Fifth Third Bancorp	2.300%	3/1/19	4,000	3,989
Fifth Third Bancorp	3.500%	3/15/22	6,025	6,138
Fifth Third Bancorp	4.300%	1/16/24	8,050	8,315
Fifth Third Bancorp	8.250%	3/1/38	3,946	5,794
Fifth Third Bank	1.150%	11/18/16	1,950	1,952
Fifth Third Bank	1.450%	2/28/18	5,000	4,940
Fifth Third Bank	2.375%	4/25/19	10,000	10,017
First Horizon National Corp.	5.375%	12/15/15	7,825	8,198
First Niagara Financial Group Inc.	6.750%	3/19/20	1,350	1,545
FirstMerit Corp.	4.350%	2/4/23	4,950	5,130
Goldman Sachs Capital I	6.345%	2/15/34	7,375	8,384
Goldman Sachs Group Inc.	1.600%	11/23/15	5,950	5,998
Goldman Sachs Group Inc.	5.350%	1/15/16	14,375	15,194
Goldman Sachs Group Inc.	3.625%	2/7/16	22,140	22,875
Goldman Sachs Group Inc.	5.750%	10/1/16	3,330	3,614
Goldman Sachs Group Inc.	5.625%	1/15/17	7,170	7,785
Goldman Sachs Group Inc.	6.250%	9/1/17	12,380	13,900
Goldman Sachs Group Inc.	5.950%	1/18/18	6,215	6,958
Goldman Sachs Group Inc.	2.375%	1/22/18	17,892	18,068
Goldman Sachs Group Inc.	6.150%	4/1/18	28,975	32,674
Goldman Sachs Group Inc.	2.900%	7/19/18	28,825	29,529
Goldman Sachs Group Inc.	2.625%	1/31/19	14,500	14,463
Goldman Sachs Group Inc.	7.500%	2/15/19	19,730	23,547
Goldman Sachs Group Inc.	5.375%	3/15/20	24,740	27,549
Goldman Sachs Group Inc.	6.000%	6/15/20	18,290	20,995
Goldman Sachs Group Inc.	5.250%	7/27/21	17,950	19,892
Goldman Sachs Group Inc.	5.750%	1/24/22	29,850	33,932
Goldman Sachs Group Inc.	3.625%	1/22/23	9,700	9,631
Goldman Sachs Group Inc.	4.000%	3/3/24	15,000	15,077
Goldman Sachs Group Inc.	3.850%	7/8/24	4,125	4,117
Goldman Sachs Group Inc.	5.950%	1/15/27	4,795	5,468
Goldman Sachs Group Inc.	6.125%	2/15/33	7,990	9,562
Goldman Sachs Group Inc.	6.450%	5/1/36	10,750	12,520
Goldman Sachs Group Inc.	6.750%	10/1/37	33,855	40,314
Goldman Sachs Group Inc.	6.250%	2/1/41	7,205	8,666
Goldman Sachs Group Inc.	4.800%	7/8/44	13,575	13,629
HSBC Bank USA Inc.	1.300%	6/23/17	1,000	999
HSBC Bank USA Inc.	2.250%	6/23/19	1,000	995
HSBC Bank USA NA	4.875%	8/24/20	4,275	4,728
HSBC Bank USA NA	5.875%	11/1/34	2,575	3,115
HSBC Bank USA NA	5.625%	8/15/35	3,950	4,633
HSBC Bank USA NA	7.000%	1/15/39	325	440
HSBC Holdings plc	5.100%	4/5/21	12,020	13,574
HSBC Holdings plc	4.875%	1/14/22	2,625	2,899
HSBC Holdings plc	4.000%	3/30/22	11,725	12,342
HSBC Holdings plc	4.250%	3/14/24	20,000	20,289
HSBC Holdings plc	7.625%	5/17/32	325	438
HSBC Holdings plc	7.350%	11/27/32	600	779
HSBC Holdings plc	6.500%	5/2/36	15,965	19,591
HSBC Holdings plc	6.500%	9/15/37	13,815	16,932
HSBC Holdings plc	6.800%	6/1/38	6,125	7,776
HSBC Holdings plc	6.100%	1/14/42	7,225	9,126
HSBC Holdings plc	5.250%	3/14/44	5,250	5,528

HSBC USA Inc.	1.625%	1/16/18	11,975	11,922
HSBC USA Inc.	2.625%	9/24/18	9,670	9,894
HSBC USA Inc.	5.000%	9/27/20	4,455	4,869
HSBC USA Inc.	3.500%	6/23/24	11,425	11,421
Huntington Bancshares Inc.	2.600%	8/2/18	1,100	1,113
Huntington Bancshares Inc.	7.000%	12/15/20	6,900	8,267
Huntington National Bank	1.350%	8/2/16	800	804
Huntington National Bank	1.375%	4/24/17	9,200	9,182
Huntington National Bank	2.200%	4/1/19	925	919
Intesa Sanpaolo SPA	3.125%	1/15/16	7,650	7,814
Intesa Sanpaolo SPA	2.375%	1/13/17	4,375	4,426
Intesa Sanpaolo SPA	3.875%	1/16/18	4,775	4,946
Intesa Sanpaolo SPA	3.875%	1/15/19	14,120	14,632
Intesa Sanpaolo SPA	5.250%	1/12/24	6,175	6,608
JPMorgan Chase & Co.	5.150%	10/1/15	4,695	4,897
JPMorgan Chase & Co.	1.100%	10/15/15	23,200	23,291
JPMorgan Chase & Co.	2.600%	1/15/16	4,525	4,627
JPMorgan Chase & Co.	1.125%	2/26/16	24,425	24,519
JPMorgan Chase & Co.	3.450%	3/1/16	5,320	5,509
JPMorgan Chase & Co.	3.150%	7/5/16	19,504	20,181
JPMorgan Chase & Co.	1.350%	2/15/17	2,650	2,642
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,707
JPMorgan Chase & Co.	2.000%	8/15/17	11,050	11,141
JPMorgan Chase & Co.	6.000%	1/15/18	14,967	16,852
JPMorgan Chase & Co.	1.800%	1/25/18	3,800	3,786
JPMorgan Chase & Co.	1.625%	5/15/18	13,325	13,122
JPMorgan Chase & Co.	2.350%	1/28/19	11,125	11,095
JPMorgan Chase & Co.	6.300%	4/23/19	16,210	18,790
JPMorgan Chase & Co.	4.950%	3/25/20	1,300	1,437
JPMorgan Chase & Co.	4.400%	7/22/20	10,795	11,633
JPMorgan Chase & Co.	4.250%	10/15/20	16,350	17,456
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,236
JPMorgan Chase & Co.	4.350%	8/15/21	25,190	26,956
JPMorgan Chase & Co.	4.500%	1/24/22	13,325	14,280
JPMorgan Chase & Co.	3.250%	9/23/22	25,100	24,780
JPMorgan Chase & Co.	3.200%	1/25/23	11,875	11,608
JPMorgan Chase & Co.	3.375%	5/1/23	9,300	8,892
JPMorgan Chase & Co.	3.875%	2/1/24	23,025	23,450
JPMorgan Chase & Co.	3.625%	5/13/24	10,325	10,267
JPMorgan Chase & Co.	3.875%	9/10/24	17,000	16,630
JPMorgan Chase & Co.	6.400%	5/15/38	14,865	18,658
JPMorgan Chase & Co.	5.500%	10/15/40	5,825	6,631
JPMorgan Chase & Co.	5.600%	7/15/41	6,300	7,238
JPMorgan Chase & Co.	5.400%	1/6/42	3,375	3,841
JPMorgan Chase & Co.	5.625%	8/16/43	8,560	9,521
JPMorgan Chase & Co.	4.850%	2/1/44	7,725	8,067
JPMorgan Chase Bank NA	5.875%	6/13/16	7,950	8,605
JPMorgan Chase Bank NA	6.000%	10/1/17	9,579	10,713
KeyBank NA	5.450%	3/3/16	2,500	2,661
KeyBank NA	1.650%	2/1/18	11,150	11,109
KeyCorp	2.300%	12/13/18	3,275	3,273
KeyCorp	5.100%	3/24/21	8,490	9,461
Lloyds Bank plc	4.875%	1/21/16	5,370	5,639
Lloyds Bank plc	4.200%	3/28/17	5,050	5,400
Lloyds Bank plc	2.300%	11/27/18	13,850	13,890
Lloyds Bank plc	2.350%	9/5/19	5,000	4,957
Lloyds Bank plc	6.375%	1/21/21	5,500	6,553
Manufacturers & Traders Trust Co.	1.400%	7/25/17	4,000	4,000

Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,833
Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,000	6,018
Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,000	10,948
6 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	104
Morgan Stanley	5.375%	10/15/15	17,660	18,492
Morgan Stanley	3.450%	11/2/15	17,100	17,585
Morgan Stanley	1.750%	2/25/16	2,800	2,829
Morgan Stanley	3.800%	4/29/16	10,290	10,719
Morgan Stanley	5.750%	10/18/16	4,700	5,114
Morgan Stanley	5.450%	1/9/17	3,815	4,145
Morgan Stanley	4.750%	3/22/17	9,990	10,735
Morgan Stanley	5.550%	4/27/17	12,000	13,157
Morgan Stanley	5.950%	12/28/17	12,065	13,509
Morgan Stanley	6.625%	4/1/18	12,465	14,277
Morgan Stanley	2.125%	4/25/18	27,475	27,522
Morgan Stanley	2.500%	1/24/19	21,075	21,079
Morgan Stanley	7.300%	5/13/19	31,490	37,602
Morgan Stanley	2.375%	7/23/19	18,700	18,390
Morgan Stanley	5.625%	9/23/19	11,555	13,012
Morgan Stanley	5.500%	1/26/20	15,250	17,153
Morgan Stanley	5.500%	7/24/20	2,150	2,420
Morgan Stanley	5.750%	1/25/21	12,940	14,705
Morgan Stanley	5.500%	7/28/21	3,175	3,577
Morgan Stanley	4.875%	11/1/22	12,625	13,297
Morgan Stanley	3.750%	2/25/23	10,400	10,397
Morgan Stanley	4.100%	5/22/23	11,975	11,928
Morgan Stanley	3.875%	4/29/24	7,700	7,682
Morgan Stanley	5.000%	11/24/25	8,250	8,627
Morgan Stanley	6.250%	8/9/26	9,600	11,517
Morgan Stanley	4.350%	9/8/26	7,275	7,152
Morgan Stanley	7.250%	4/1/32	6,895	9,190
Morgan Stanley	6.375%	7/24/42	15,075	18,876
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,400	5,508
MUFG Union Bank NA	5.950%	5/11/16	1,375	1,475
MUFG Union Bank NA	1.500%	9/26/16	2,275	2,296
MUFG Union Bank NA	2.125%	6/16/17	1,800	1,829
MUFG Union Bank NA	2.625%	9/26/18	13,800	14,036
MUFG Union Bank NA	2.250%	5/6/19	2,375	2,359
Murray Street Investment Trust I	4.647%	3/9/17	6,300	6,743
National Australia Bank Ltd.	0.900%	1/20/16	7,500	7,527
National Australia Bank Ltd.	2.750%	3/9/17	6,515	6,746
National Australia Bank Ltd.	2.300%	7/25/18	3,225	3,270
National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,137
National Bank of Canada	1.450%	11/7/17	2,200	2,190
National City Bank	5.800%	6/7/17	2,055	2,282
National City Corp.	6.875%	5/15/19	4,965	5,893
Northern Trust Co.	6.500%	8/15/18	425	492
Northern Trust Corp.	2.375%	8/2/22	10,550	10,147
Northern Trust Corp.	3.950%	10/30/25	9,350	9,669
People's United Bank	4.000%	7/15/24	3,000	2,982
People's United Financial Inc.	3.650%	12/6/22	2,945	2,934
PNC Bank NA	0.800%	1/28/16	6,500	6,506
PNC Bank NA	1.150%	11/1/16	1,250	1,253
PNC Bank NA	4.875%	9/21/17	3,575	3,906
PNC Bank NA	1.500%	10/18/17	9,000	8,983
PNC Bank NA	6.000%	12/7/17	1,950	2,203
PNC Bank NA	2.200%	1/28/19	6,475	6,482
PNC Bank NA	2.250%	7/2/19	4,400	4,371

PNC Bank NA	2.400%	10/18/19	9,000	8,951
PNC Bank NA	2.700%	11/1/22	6,251	5,972
PNC Bank NA	2.950%	1/30/23	4,500	4,369
PNC Bank NA	4.200%	11/1/25	7,000	7,326
PNC Financial Services Group Inc.	2.854%	11/9/22	2,875	2,796
PNC Financial Services Group Inc.	3.900%	4/29/24	12,450	12,446
PNC Funding Corp.	4.250%	9/21/15	650	673
PNC Funding Corp.	5.250%	11/15/15	7,550	7,922
PNC Funding Corp.	2.700%	9/19/16	1,945	2,004
PNC Funding Corp.	5.625%	2/1/17	325	355
PNC Funding Corp.	6.700%	6/10/19	6,475	7,732
PNC Funding Corp.	5.125%	2/8/20	5,700	6,425
PNC Funding Corp.	4.375%	8/11/20	6,975	7,590
PNC Funding Corp.	3.300%	3/8/22	4,000	4,033
Regions Financial Corp.	2.000%	5/15/18	7,000	6,919
Royal Bank of Canada	1.150%	3/13/15	2,475	2,485
Royal Bank of Canada	0.800%	10/30/15	4,050	4,062
Royal Bank of Canada	2.625%	12/15/15	9,125	9,350
Royal Bank of Canada	2.875%	4/19/16	2,425	2,505
Royal Bank of Canada	2.300%	7/20/16	19,255	19,781
Royal Bank of Canada	1.200%	1/23/17	12,900	12,928
Royal Bank of Canada	1.250%	6/16/17	5,700	5,692
Royal Bank of Canada	2.200%	7/27/18	12,375	12,549
Royal Bank of Canada	2.200%	9/23/19	24,550	24,623
Royal Bank of Scotland Group plc	1.875%	3/31/17	3,400	3,403
Royal Bank of Scotland Group plc	6.400%	10/21/19	10,630	12,352
Royal Bank of Scotland NV	4.650%	6/4/18	1,700	1,765
Royal Bank of Scotland plc	4.375%	3/16/16	12,030	12,605
Royal Bank of Scotland plc	5.625%	8/24/20	7,355	8,307
Royal Bank of Scotland plc	6.125%	1/11/21	2,630	3,058
Santander Bank NA	8.750%	5/30/18	675	815
Santander Holdings USA Inc.	4.625%	4/19/16	4,025	4,238
Santander Holdings USA Inc.	3.450%	8/27/18	5,325	5,555
Societe Generale SA	2.625%	10/1/18	17,500	17,792
State Street Bank & Trust Co.	5.300%	1/15/16	2,725	2,881
State Street Bank & Trust Co.	5.250%	10/15/18	2,879	3,225
State Street Corp.	2.875%	3/7/16	6,235	6,435
State Street Corp.	5.375%	4/30/17	185	204
State Street Corp.	4.956%	3/15/18	868	944
State Street Corp.	4.375%	3/7/21	1,385	1,521
State Street Corp.	3.100%	5/15/23	11,175	10,841
State Street Corp.	3.700%	11/20/23	7,200	7,429
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	200	200
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	400	403
Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	1,175	1,175
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	5,350	5,323
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,925	6,936
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	2,750	2,711
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	7,025	7,128
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	4,525	4,573
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	5,500	5,479
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,675	2,683
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	542
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,350	2,465
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,484
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,900	7,949
SunTrust Bank	5.000%	9/1/15	916	951
SunTrust Bank	7.250%	3/15/18	1,200	1,397

SunTrust Bank	2.750%	5/1/23	2,150	2,046
SunTrust Banks Inc.	3.600%	4/15/16	4,160	4,320
SunTrust Banks Inc.	3.500%	1/20/17	4,070	4,262
SunTrust Banks Inc.	6.000%	9/11/17	2,550	2,859
SunTrust Banks Inc.	2.350%	11/1/18	7,075	7,093
SunTrust Banks Inc.	2.500%	5/1/19	2,700	2,711
Svenska Handelsbanken AB	2.875%	4/4/17	10,975	11,393
Svenska Handelsbanken AB	1.625%	3/21/18	10,975	10,905
Svenska Handelsbanken AB	2.500%	1/25/19	6,750	6,873
Svenska Handelsbanken AB	2.250%	6/17/19	7,300	7,275
Synchrony Financial	1.875%	8/15/17	800	801
Synchrony Financial	3.000%	8/15/19	8,000	8,020
Synchrony Financial	3.750%	8/15/21	3,500	3,525
Synchrony Financial	4.250%	8/15/24	7,250	7,236
Toronto-Dominion Bank	2.500%	7/14/16	2,495	2,574
Toronto-Dominion Bank	2.375%	10/19/16	6,078	6,252
Toronto-Dominion Bank	1.125%	5/2/17	7,000	6,972
Toronto-Dominion Bank	1.400%	4/30/18	11,954	11,787
Toronto-Dominion Bank	2.625%	9/10/18	10,000	10,241
Toronto-Dominion Bank	2.125%	7/2/19	4,600	4,575
UBS AG	7.000%	10/15/15	1,000	1,061
UBS AG	5.875%	7/15/16	3,670	3,975
UBS AG	7.375%	6/15/17	3,350	3,774
UBS AG	1.375%	8/14/17	14,025	13,916
UBS AG	5.875%	12/20/17	9,485	10,676
UBS AG	5.750%	4/25/18	9,140	10,310
UBS AG	2.375%	8/14/19	20,000	19,827
UBS AG	4.875%	8/4/20	15,550	17,307
UBS AG	7.750%	9/1/26	1,325	1,719
US Bancorp	3.442%	2/1/16	4,395	4,530
US Bancorp	2.200%	11/15/16	9,450	9,711
US Bancorp	1.650%	5/15/17	6,650	6,714
US Bancorp	1.950%	11/15/18	4,475	4,467
US Bancorp	4.125%	5/24/21	4,615	4,979
US Bancorp	3.000%	3/15/22	4,225	4,224
US Bancorp	2.950%	7/15/22	13,275	12,910
US Bancorp	3.700%	1/30/24	11,450	11,783
US Bancorp	3.600%	9/11/24	1,375	1,377
US Bank NA	1.100%	1/30/17	3,850	3,846
Vesey Street Investment Trust I	4.404%	9/1/16	625	661
Wachovia Bank NA	5.000%	8/15/15	577	600
Wachovia Bank NA	6.000%	11/15/17	2,975	3,357
Wachovia Bank NA	5.850%	2/1/37	12,025	14,813
Wachovia Bank NA	6.600%	1/15/38	8,195	10,944
Wachovia Corp.	5.625%	10/15/16	11,800	12,846
Wachovia Corp.	5.750%	6/15/17	11,950	13,314
Wachovia Corp.	5.750%	2/1/18	12,165	13,716
Wachovia Corp.	6.605%	10/1/25	100	122
Wachovia Corp.	5.500%	8/1/35	1,775	2,020
Wachovia Corp.	6.550%	10/15/35	250	314
Wells Fargo & Co.	3.676%	6/15/16	13,820	14,457
Wells Fargo & Co.	1.250%	7/20/16	3,900	3,924
Wells Fargo & Co.	5.125%	9/15/16	1,060	1,141
Wells Fargo & Co.	2.625%	12/15/16	5,400	5,584
Wells Fargo & Co.	2.100%	5/8/17	3,625	3,695
Wells Fargo & Co.	1.150%	6/2/17	8,675	8,622
Wells Fargo & Co.	1.400%	9/8/17	7,825	7,795
Wells Fargo & Co.	5.625%	12/11/17	20,451	22,875

Wells Fargo & Co.	1.500%	1/16/18	8,800	8,726
Wells Fargo & Co.	2.150%	1/15/19	9,250	9,229
Wells Fargo & Co.	2.125%	4/22/19	20,950	20,752
Wells Fargo & Co.	3.000%	1/22/21	5,000	5,034
Wells Fargo & Co.	4.600%	4/1/21	14,640	16,082
Wells Fargo & Co.	3.500%	3/8/22	14,200	14,513
Wells Fargo & Co.	3.450%	2/13/23	12,575	12,373
Wells Fargo & Co.	4.125%	8/15/23	18,350	18,928
Wells Fargo & Co.	4.480%	1/16/24	10,000	10,484
Wells Fargo & Co.	3.300%	9/9/24	16,250	15,920
Wells Fargo & Co.	4.100%	6/3/26	5,125	5,099
Wells Fargo & Co.	5.375%	2/7/35	4,475	5,120
Wells Fargo & Co.	5.375%	11/2/43	12,379	13,583
Wells Fargo & Co.	5.606%	1/15/44	7,500	8,491
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,875
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,370
6 Wells Fargo Capital X	5.950%	12/1/86	3,600	3,717
Westpac Banking Corp.	3.000%	12/9/15	1,735	1,786
Westpac Banking Corp.	0.950%	1/12/16	2,550	2,561
Westpac Banking Corp.	1.200%	5/19/17	6,300	6,283
Westpac Banking Corp.	2.000%	8/14/17	4,750	4,818
Westpac Banking Corp.	1.600%	1/12/18	4,250	4,225
Westpac Banking Corp.	2.250%	7/30/18	8,400	8,490
Westpac Banking Corp.	2.250%	1/17/19	15,200	15,289
Westpac Banking Corp.	4.875%	11/19/19	10,420	11,600
Zions Bancorporation	4.500%	6/13/23	196	205

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	7,000	7,188
Ameriprise Financial Inc.	5.650%	11/15/15	2,500	2,635
Ameriprise Financial Inc.	5.300%	3/15/20	2,575	2,924
Ameriprise Financial Inc.	4.000%	10/15/23	2,400	2,503
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,517
6 Ameriprise Financial Inc.	7.518%	6/1/66	4,475	4,878
BlackRock Inc.	6.250%	9/15/17	1,150	1,308
BlackRock Inc.	5.000%	12/10/19	3,840	4,345
BlackRock Inc.	4.250%	5/24/21	7,525	8,204
BlackRock Inc.	3.375%	6/1/22	7,250	7,438
BlackRock Inc.	3.500%	3/18/24	5,000	5,046
Charles Schwab Corp.	0.850%	12/4/15	600	602
Charles Schwab Corp.	4.450%	7/22/20	1,000	1,100
Charles Schwab Corp.	3.225%	9/1/22	5,814	5,863
CME Group Inc.	3.000%	9/15/22	6,400	6,380
CME Group Inc.	5.300%	9/15/43	5,125	5,890
Eaton Vance Corp.	3.625%	6/15/23	1,925	1,926
8 FMR LLC	7.490%	6/15/19	200	241
Franklin Resources Inc.	1.375%	9/15/17	1,400	1,396
Franklin Resources Inc.	4.625%	5/20/20	700	777
Franklin Resources Inc.	2.800%	9/15/22	4,875	4,771
IntercontinentalExchange Group Inc.	2.500%	10/15/18	1,100	1,115
IntercontinentalExchange Group Inc.	4.000%	10/15/23	21,975	22,899
Invesco Finance plc	3.125%	11/30/22	6,575	6,491
Invesco Finance plc	4.000%	1/30/24	8,050	8,417
Invesco Finance plc	5.375%	11/30/43	6,450	7,363
Jefferies Group LLC	3.875%	11/9/15	1,475	1,518
Jefferies Group LLC	5.125%	4/13/18	3,975	4,330
Jefferies Group LLC	8.500%	7/15/19	3,000	3,707
Jefferies Group LLC	6.875%	4/15/21	7,020	8,230

Jefferies Group LLC	5.125%	1/20/23	3,425	3,641
Jefferies Group LLC	6.450%	6/8/27	1,175	1,324
Jefferies Group LLC	6.250%	1/15/36	1,855	1,955
Jefferies Group LLC	6.500%	1/20/43	1,675	1,851
Lazard Group LLC	6.850%	6/15/17	2,675	3,018
Lazard Group LLC	4.250%	11/14/20	1,675	1,751
Legg Mason Inc.	2.700%	7/15/19	800	803
Legg Mason Inc.	3.950%	7/15/24	1,475	1,478
Legg Mason Inc.	5.625%	1/15/44	4,875	5,305
Leucadia National Corp.	5.500%	10/18/23	8,225	8,567
Leucadia National Corp.	6.625%	10/23/43	625	648
NASDAQ OMX Group Inc.	5.550%	1/15/20	6,800	7,438
Nomura Holdings Inc.	4.125%	1/19/16	275	285
Nomura Holdings Inc.	2.000%	9/13/16	8,500	8,586
Nomura Holdings Inc.	2.750%	3/19/19	17,800	17,870
Nomura Holdings Inc.	6.700%	3/4/20	4,025	4,792
Raymond James Financial Inc.	4.250%	4/15/16	1,000	1,047
Raymond James Financial Inc.	8.600%	8/15/19	5,000	6,250
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	1,067

Finance Companies (0.7%)
Air Lease Corp.	5.625%	4/1/17	9,000	9,709
Air Lease Corp.	2.125%	1/15/18	7,500	7,444
Air Lease Corp.	3.375%	1/15/19	5,000	5,063
Air Lease Corp.	4.750%	3/1/20	4,000	4,240
Air Lease Corp.	3.875%	4/1/21	11,500	11,615
Air Lease Corp.	4.250%	9/15/24	1,100	1,086
Ares Capital Corp.	4.875%	11/30/18	5,150	5,439
Block Financial LLC	5.500%	11/1/22	1,500	1,620
Fifth Street Finance Corp.	4.875%	3/1/19	6,000	6,236
FS Investment Corp.	4.000%	7/15/19	3,600	3,594
GATX Corp.	2.375%	7/30/18	3,000	3,018
GATX Corp.	4.750%	6/15/22	2,050	2,205
GATX Corp.	5.200%	3/15/44	400	425
6 GE Capital Trust I	6.375%	11/15/67	3,069	3,315
General Electric Capital Corp.	4.375%	9/21/15	5,300	5,501
General Electric Capital Corp.	2.250%	11/9/15	14,920	15,182
General Electric Capital Corp.	1.000%	12/11/15	5,525	5,554
General Electric Capital Corp.	1.000%	1/8/16	5,250	5,269
General Electric Capital Corp.	5.000%	1/8/16	150	158
General Electric Capital Corp.	2.950%	5/9/16	19,225	19,894
General Electric Capital Corp.	1.500%	7/12/16	6,875	6,961
General Electric Capital Corp.	3.350%	10/17/16	6,925	7,262
General Electric Capital Corp.	5.400%	2/15/17	6,750	7,391
General Electric Capital Corp.	2.450%	3/15/17	1,100	1,133
General Electric Capital Corp.	2.300%	4/27/17	13,550	13,938
General Electric Capital Corp.	1.250%	5/15/17	7,250	7,244
General Electric Capital Corp.	5.625%	9/15/17	9,065	10,131
General Electric Capital Corp.	1.600%	11/20/17	1,800	1,805
General Electric Capital Corp.	1.625%	4/2/18	7,125	7,103
General Electric Capital Corp.	5.625%	5/1/18	24,285	27,386
General Electric Capital Corp.	2.300%	1/14/19	5,500	5,555
General Electric Capital Corp.	6.000%	8/7/19	9,975	11,635
General Electric Capital Corp.	2.100%	12/11/19	900	897
General Electric Capital Corp.	5.500%	1/8/20	17,000	19,514
General Electric Capital Corp.	5.550%	5/4/20	18,710	21,473
General Electric Capital Corp.	4.375%	9/16/20	5,900	6,438
General Electric Capital Corp.	4.625%	1/7/21	1,415	1,560

General Electric Capital Corp.	5.300%	2/11/21	15,830	17,849
General Electric Capital Corp.	4.650%	10/17/21	31,379	34,696
General Electric Capital Corp.	3.150%	9/7/22	10,500	10,482
General Electric Capital Corp.	3.100%	1/9/23	13,795	13,642
General Electric Capital Corp.	3.450%	5/15/24	2,400	2,409
General Electric Capital Corp.	6.750%	3/15/32	27,585	36,166
General Electric Capital Corp.	6.150%	8/7/37	13,172	16,266
General Electric Capital Corp.	5.875%	1/14/38	32,640	39,209
General Electric Capital Corp.	6.875%	1/10/39	22,110	29,758
6 General Electric Capital Corp.	6.375%	11/15/67	9,216	9,953
6 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,950	2,006
HSBC Finance Corp.	5.500%	1/19/16	6,545	6,926
HSBC Finance Corp.	6.676%	1/15/21	29,065	34,132
8 International Lease Finance Corp.	6.750%	9/1/16	17,000	18,126
8 International Lease Finance Corp.	7.125%	9/1/18	12,965	14,553
Prospect Capital Corp.	5.000%	7/15/19	3,500	3,645
Prospect Capital Corp.	5.875%	3/15/23	750	781

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,469
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,779
ACE INA Holdings Inc.	2.600%	11/23/15	3,735	3,818
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,546
ACE INA Holdings Inc.	5.800%	3/15/18	675	763
ACE INA Holdings Inc.	5.900%	6/15/19	785	907
ACE INA Holdings Inc.	2.700%	3/13/23	2,100	2,022
ACE INA Holdings Inc.	3.350%	5/15/24	7,650	7,635
ACE INA Holdings Inc.	6.700%	5/15/36	400	532
ACE INA Holdings Inc.	4.150%	3/13/43	475	466
AEGON Funding Co. LLC	5.750%	12/15/20	5,641	6,500
Aetna Inc.	1.500%	11/15/17	1,000	996
Aetna Inc.	6.500%	9/15/18	1,500	1,749
Aetna Inc.	3.950%	9/1/20	5,500	5,872
Aetna Inc.	4.125%	6/1/21	2,230	2,377
Aetna Inc.	2.750%	11/15/22	14,260	13,603
Aetna Inc.	6.625%	6/15/36	3,100	4,019
Aetna Inc.	6.750%	12/15/37	1,425	1,880
Aetna Inc.	4.125%	11/15/42	1,675	1,600
Aetna Inc.	4.750%	3/15/44	5,000	5,141
Aflac Inc.	2.650%	2/15/17	2,565	2,648
Aflac Inc.	8.500%	5/15/19	4,984	6,309
Aflac Inc.	3.625%	6/15/23	7,300	7,371
Aflac Inc.	6.900%	12/17/39	1,900	2,540
Aflac Inc.	6.450%	8/15/40	1,050	1,315
AIG Life Holdings Inc.	8.500%	7/1/30	3,825	5,030
Alleghany Corp.	5.625%	9/15/20	1,000	1,116
Alleghany Corp.	4.950%	6/27/22	3,200	3,466
Alleghany Corp.	4.900%	9/15/44	3,375	3,346
Allied World Assurance Co. Ltd.	7.500%	8/1/16	6,875	7,622
Allstate Corp.	3.150%	6/15/23	2,200	2,193
Allstate Corp.	5.350%	6/1/33	225	260
Allstate Corp.	5.550%	5/9/35	745	882
Allstate Corp.	5.950%	4/1/36	525	653
Allstate Corp.	4.500%	6/15/43	1,575	1,612
6 Allstate Corp.	5.750%	8/15/53	2,000	2,135
6 Allstate Corp.	6.125%	5/15/67	7,734	8,256
6 Allstate Corp.	6.500%	5/15/67	3,850	4,230
Alterra Finance LLC	6.250%	9/30/20	815	942

American Financial Group Inc.	9.875%	6/15/19	2,060	2,657
American International Group Inc.	5.050%	10/1/15	4,775	4,983
American International Group Inc.	5.600%	10/18/16	4,825	5,268
American International Group Inc.	5.450%	5/18/17	2,815	3,101
American International Group Inc.	5.850%	1/16/18	10,525	11,838
American International Group Inc.	8.250%	8/15/18	12,880	15,681
American International Group Inc.	3.375%	8/15/20	1,625	1,672
American International Group Inc.	6.400%	12/15/20	11,675	13,865
American International Group Inc.	4.875%	6/1/22	10,300	11,328
American International Group Inc.	4.125%	2/15/24	5,475	5,682
American International Group Inc.	6.250%	5/1/36	15,420	19,258
American International Group Inc.	6.820%	11/15/37	1,107	1,479
American International Group Inc.	4.500%	7/16/44	4,225	4,174
6 American International Group Inc.	8.175%	5/15/68	12,440	16,825
6 American International Group Inc.	6.250%	3/15/87	5,348	5,963
Aon Corp.	3.500%	9/30/15	2,025	2,081
Aon Corp.	5.000%	9/30/20	6,370	7,092
Aon Corp.	8.205%	1/1/27	475	610
Aon Corp.	6.250%	9/30/40	2,125	2,671
Aon plc	4.000%	11/27/23	2,675	2,734
Aon plc	3.500%	6/14/24	6,550	6,358
Aon plc	4.450%	5/24/43	1,350	1,312
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,587
Arch Capital Group US Inc.	5.144%	11/1/43	6,050	6,550
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	4,250	4,846
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	8,900	9,198
Assurant Inc.	4.000%	3/15/23	1,000	1,010
Assurant Inc.	6.750%	2/15/34	3,825	4,588
AXA SA	8.600%	12/15/30	7,170	9,644
Axis Specialty Finance LLC	5.875%	6/1/20	5,300	6,033
AXIS Specialty Finance plc	2.650%	4/1/19	1,075	1,080
AXIS Specialty Finance plc	5.150%	4/1/45	1,200	1,262
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	2,050	2,097
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	3,400	3,436
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	13,645	15,339
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	9,750	9,788
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	550	559
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,020	6,591
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,325	3,324
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	145	175
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,100	2,115
Berkshire Hathaway Inc.	0.800%	2/11/16	2,025	2,031
Berkshire Hathaway Inc.	2.200%	8/15/16	20,370	20,952
Berkshire Hathaway Inc.	1.900%	1/31/17	5,000	5,096
Berkshire Hathaway Inc.	1.550%	2/9/18	225	225
Berkshire Hathaway Inc.	2.100%	8/14/19	7,000	6,969
Berkshire Hathaway Inc.	3.000%	2/11/23	1,575	1,565
Berkshire Hathaway Inc.	4.500%	2/11/43	8,675	8,794
Brown & Brown Inc.	4.200%	9/15/24	3,000	3,018
Chubb Corp.	5.750%	5/15/18	940	1,065
Chubb Corp.	6.000%	5/11/37	2,375	2,993
6 Chubb Corp.	6.375%	3/29/67	4,690	5,147
Cigna Corp.	2.750%	11/15/16	8,005	8,271
Cigna Corp.	5.125%	6/15/20	875	978
Cigna Corp.	4.375%	12/15/20	200	215
Cigna Corp.	4.500%	3/15/21	1,090	1,188
Cigna Corp.	4.000%	2/15/22	1,385	1,456
Cigna Corp.	7.875%	5/15/27	425	557

Cigna Corp.	6.150%	11/15/36	9,259	11,159
Cigna Corp.	5.875%	3/15/41	1,865	2,258
Cigna Corp.	5.375%	2/15/42	3,575	3,965
Cincinnati Financial Corp.	6.920%	5/15/28	4,325	5,325
CNA Financial Corp.	6.500%	8/15/16	1,750	1,922
CNA Financial Corp.	7.350%	11/15/19	1,840	2,221
CNA Financial Corp.	5.875%	8/15/20	1,805	2,064
CNA Financial Corp.	5.750%	8/15/21	1,515	1,734
CNA Financial Corp.	3.950%	5/15/24	2,975	3,022
Coventry Health Care Inc.	5.950%	3/15/17	1,800	1,995
Coventry Health Care Inc.	5.450%	6/15/21	1,985	2,270
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,279	1,551
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,000	2,969
First American Financial Corp.	4.300%	2/1/23	1,025	1,036
Genworth Holdings Inc.	8.625%	12/15/16	4,125	4,755
Genworth Holdings Inc.	6.515%	5/22/18	350	398
Genworth Holdings Inc.	7.700%	6/15/20	535	641
Genworth Holdings Inc.	7.625%	9/24/21	11,982	14,543
Genworth Holdings Inc.	4.800%	2/15/24	3,125	3,221
Genworth Holdings Inc.	6.500%	6/15/34	1,125	1,276
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,059
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	984
Hartford Financial Services Group Inc.	4.000%	10/15/17	5,225	5,589
Hartford Financial Services Group Inc.	6.300%	3/15/18	2,134	2,435
Hartford Financial Services Group Inc.	6.000%	1/15/19	925	1,051
Hartford Financial Services Group Inc.	5.500%	3/30/20	5,000	5,646
Hartford Financial Services Group Inc.	5.125%	4/15/22	825	921
Hartford Financial Services Group Inc.	5.950%	10/15/36	125	151
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,650	2,062
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,390
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,848
Humana Inc.	7.200%	6/15/18	2,375	2,800
Humana Inc.	6.300%	8/1/18	150	172
Humana Inc.	2.625%	10/1/19	1,525	1,528
Humana Inc.	3.150%	12/1/22	3,825	3,743
Humana Inc.	3.850%	10/1/24	3,900	3,902
Humana Inc.	8.150%	6/15/38	2,025	2,940
Humana Inc.	4.625%	12/1/42	2,175	2,132
Humana Inc.	4.950%	10/1/44	3,800	3,827
Infinity Property & Casualty Corp.	5.000%	9/19/22	950	1,001
Lincoln National Corp.	8.750%	7/1/19	5,026	6,416
Lincoln National Corp.	6.250%	2/15/20	4,745	5,562
Lincoln National Corp.	4.850%	6/24/21	1,132	1,254
Lincoln National Corp.	4.200%	3/15/22	100	106
Lincoln National Corp.	4.000%	9/1/23	325	335
Lincoln National Corp.	6.150%	4/7/36	3,450	4,238
Lincoln National Corp.	7.000%	6/15/40	1,385	1,844
6 Lincoln National Corp.	7.000%	5/17/66	9,635	9,876
6 Lincoln National Corp.	6.050%	4/20/67	2,108	2,150
Loews Corp.	2.625%	5/15/23	3,800	3,586
Loews Corp.	6.000%	2/1/35	200	239
Loews Corp.	4.125%	5/15/43	9,175	8,675
Manulife Financial Corp.	4.900%	9/17/20	4,875	5,361
Markel Corp.	7.125%	9/30/19	825	985
Markel Corp.	4.900%	7/1/22	4,865	5,308
Markel Corp.	3.625%	3/30/23	2,175	2,170
Markel Corp.	5.000%	3/30/43	575	588
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	5,922	7,639

Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,000	994
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,495
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	3,100	3,101
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,425	3,377
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,975	4,667
8 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	893
MetLife Inc.	6.750%	6/1/16	895	982
MetLife Inc.	1.756%	12/15/17	7,625	7,673
9 MetLife Inc.	2.463%	12/15/17	3,045	3,054
MetLife Inc.	6.817%	8/15/18	895	1,052
MetLife Inc.	7.717%	2/15/19	1,570	1,919
MetLife Inc.	4.750%	2/8/21	8,895	9,856
MetLife Inc.	3.048%	12/15/22	2,425	2,394
MetLife Inc.	3.600%	4/10/24	16,300	16,478
MetLife Inc.	6.500%	12/15/32	250	325
MetLife Inc.	6.375%	6/15/34	1,770	2,287
MetLife Inc.	5.700%	6/15/35	3,400	4,103
MetLife Inc.	5.875%	2/6/41	6,870	8,077
MetLife Inc.	4.125%	8/13/42	7,350	7,000
MetLife Inc.	4.875%	11/13/43	6,300	6,655
9 MetLife Inc.	2.463%	12/15/44	4,000	4,038
6 MetLife Inc.	6.400%	12/15/66	5,235	5,863
Montpelier Re Holdings Ltd.	4.700%	10/15/22	275	285
Munich Re America Corp.	7.450%	12/15/26	1,200	1,569
6 Nationwide Financial Services Inc.	6.750%	5/15/67	400	416
Old Republic International Corp.	4.875%	10/1/24	4,200	4,207
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,000	1,030
PartnerRe Finance B LLC	5.500%	6/1/20	8,508	9,553
Primerica Inc.	4.750%	7/15/22	475	516
Principal Financial Group Inc.	8.875%	5/15/19	10,090	12,825
Principal Financial Group Inc.	6.050%	10/15/36	1,825	2,237
ProAssurance Corp.	5.300%	11/15/23	875	946
Progressive Corp.	3.750%	8/23/21	5,855	6,188
Progressive Corp.	6.625%	3/1/29	725	946
Progressive Corp.	4.350%	4/25/44	1,850	1,880
6 Progressive Corp.	6.700%	6/15/67	3,100	3,402
Protective Life Corp.	7.375%	10/15/19	950	1,159
Protective Life Corp.	8.450%	10/15/39	6,144	9,206
Prudential Financial Inc.	5.500%	3/15/16	1,575	1,678
Prudential Financial Inc.	3.000%	5/12/16	3,150	3,254
Prudential Financial Inc.	6.000%	12/1/17	5,000	5,653
Prudential Financial Inc.	2.300%	8/15/18	3,400	3,428
Prudential Financial Inc.	7.375%	6/15/19	795	970
Prudential Financial Inc.	2.350%	8/15/19	2,700	2,687
Prudential Financial Inc.	5.375%	6/21/20	6,545	7,409
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,438
Prudential Financial Inc.	4.500%	11/16/21	1,000	1,087
Prudential Financial Inc.	3.500%	5/15/24	2,400	2,386
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,489
Prudential Financial Inc.	5.400%	6/13/35	2,775	3,103
Prudential Financial Inc.	5.900%	3/17/36	2,300	2,703
Prudential Financial Inc.	5.700%	12/14/36	6,370	7,334
Prudential Financial Inc.	6.625%	12/1/37	2,100	2,658
Prudential Financial Inc.	5.625%	5/12/41	1,745	2,002
6 Prudential Financial Inc.	5.875%	9/15/42	4,850	5,117
6 Prudential Financial Inc.	5.625%	6/15/43	11,250	11,770
Prudential Financial Inc.	5.100%	8/15/43	5,525	5,832
6 Prudential Financial Inc.	5.200%	3/15/44	2,875	2,893

Prudential Financial Inc.	4.600%	5/15/44	4,300	4,269
6 Prudential Financial Inc.	8.875%	6/15/68	2,000	2,407
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,631
Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,171
6 Reinsurance Group of America Inc.	6.750%	12/15/65	5,675	5,824
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,425	3,053
Torchmark Corp.	6.375%	6/15/16	1,225	1,331
Torchmark Corp.	9.250%	6/15/19	895	1,150
Transatlantic Holdings Inc.	8.000%	11/30/39	6,325	8,789
Travelers Cos. Inc.	5.500%	12/1/15	3,815	4,030
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,201
Travelers Cos. Inc.	5.750%	12/15/17	4,475	5,051
Travelers Cos. Inc.	5.800%	5/15/18	1,215	1,379
Travelers Cos. Inc.	5.900%	6/2/19	475	551
Travelers Cos. Inc.	3.900%	11/1/20	2,170	2,324
Travelers Cos. Inc.	6.750%	6/20/36	1,525	2,064
Travelers Cos. Inc.	6.250%	6/15/37	5,035	6,488
Travelers Cos. Inc.	5.350%	11/1/40	4,245	4,951
Travelers Cos. Inc.	4.600%	8/1/43	2,025	2,123
Trinity Acquisition plc	4.625%	8/15/23	750	781
Trinity Acquisition plc	6.125%	8/15/43	2,325	2,531
UnitedHealth Group Inc.	0.850%	10/15/15	3,275	3,284
UnitedHealth Group Inc.	1.875%	11/15/16	325	331
UnitedHealth Group Inc.	6.000%	6/15/17	3,825	4,287
UnitedHealth Group Inc.	1.400%	10/15/17	2,450	2,446
UnitedHealth Group Inc.	6.000%	2/15/18	8,035	9,137
UnitedHealth Group Inc.	1.625%	3/15/19	7,000	6,855
UnitedHealth Group Inc.	3.875%	10/15/20	5,000	5,344
UnitedHealth Group Inc.	4.700%	2/15/21	1,135	1,263
UnitedHealth Group Inc.	3.375%	11/15/21	145	150
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,278
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,494
UnitedHealth Group Inc.	2.875%	3/15/23	5,000	4,879
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	5,539
UnitedHealth Group Inc.	6.500%	6/15/37	625	820
UnitedHealth Group Inc.	6.625%	11/15/37	550	721
UnitedHealth Group Inc.	6.875%	2/15/38	7,620	10,460
UnitedHealth Group Inc.	5.950%	2/15/41	250	313
UnitedHealth Group Inc.	4.625%	11/15/41	8,475	8,810
UnitedHealth Group Inc.	4.375%	3/15/42	1,000	991
UnitedHealth Group Inc.	3.950%	10/15/42	2,200	2,043
UnitedHealth Group Inc.	4.250%	3/15/43	7,225	7,045
Unum Group	5.625%	9/15/20	825	942
Unum Group	4.000%	3/15/24	1,300	1,323
Unum Group	5.750%	8/15/42	1,925	2,219
Validus Holdings Ltd.	8.875%	1/26/40	2,950	4,169
Voya Financial Inc.	2.900%	2/15/18	3,905	4,018
Voya Financial Inc.	5.500%	7/15/22	525	593
Voya Financial Inc.	5.700%	7/15/43	925	1,046
WellPoint Inc.	2.375%	2/15/17	1,700	1,741
WellPoint Inc.	5.875%	6/15/17	3,725	4,146
WellPoint Inc.	1.875%	1/15/18	2,975	2,973
WellPoint Inc.	7.000%	2/15/19	630	750
WellPoint Inc.	3.700%	8/15/21	205	212
WellPoint Inc.	3.125%	5/15/22	9,620	9,505
WellPoint Inc.	3.300%	1/15/23	4,200	4,142
WellPoint Inc.	3.500%	8/15/24	10,000	9,775
WellPoint Inc.	5.950%	12/15/34	5,050	6,011

WellPoint Inc.	5.850%	1/15/36	2,400	2,832
WellPoint Inc.	6.375%	6/15/37	3,620	4,511
WellPoint Inc.	4.625%	5/15/42	7,000	6,809
WellPoint Inc.	4.650%	1/15/43	9,375	9,223
WellPoint Inc.	5.100%	1/15/44	730	780
WellPoint Inc.	4.650%	8/15/44	3,500	3,420
WellPoint Inc.	4.850%	8/15/54	5,100	5,025
Willis Group Holdings plc	4.125%	3/15/16	3,775	3,921
Willis Group Holdings plc	5.750%	3/15/21	1,885	2,109
Willis North America Inc.	6.200%	3/28/17	1,125	1,229
WR Berkley Corp.	5.375%	9/15/20	375	418
WR Berkley Corp.	4.625%	3/15/22	7,300	7,808
WR Berkley Corp.	4.750%	8/1/44	1,180	1,166
XLIT Ltd.	5.750%	10/1/21	4,030	4,663
XLIT Ltd.	6.375%	11/15/24	175	208
XLIT Ltd.	6.250%	5/15/27	2,192	2,604
XLIT Ltd.	5.250%	12/15/43	2,550	2,804

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	150	153
ORIX Corp.	4.710%	4/27/15	1,500	1,532
ORIX Corp.	5.000%	1/12/16	2,340	2,453
ORIX Corp.	3.750%	3/9/17	2,700	2,833
XTRA Finance Corp.	5.150%	4/1/17	4,525	4,922

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,000	1,980
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	2,575	2,714
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	375	373
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,325	2,326
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,200	2,207
8 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	6,125	6,126
8 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	10,775	10,698
8 ARC Properties Operating Partnership
LP/Clark Acquisition LLC	4.600%	2/6/24	3,800	3,845
Arden Realty LP	5.250%	3/1/15	250	252
AvalonBay Communities Inc.	5.750%	9/15/16	275	300
AvalonBay Communities Inc.	3.625%	10/1/20	6,000	6,232
AvalonBay Communities Inc.	2.950%	9/15/22	325	315
AvalonBay Communities Inc.	2.850%	3/15/23	2,320	2,221
AvalonBay Communities Inc.	4.200%	12/15/23	1,655	1,730
BioMed Realty LP	3.850%	4/15/16	2,500	2,598
BioMed Realty LP	2.625%	5/1/19	1,200	1,194
BioMed Realty LP	4.250%	7/15/22	3,050	3,120
Boston Properties LP	3.700%	11/15/18	2,035	2,149
Boston Properties LP	5.625%	11/15/20	4,925	5,602
Boston Properties LP	4.125%	5/15/21	1,410	1,499
Boston Properties LP	3.850%	2/1/23	8,700	8,890
Boston Properties LP	3.800%	2/1/24	5,300	5,319
Brandywine Operating Partnership LP	5.700%	5/1/17	275	300
Brandywine Operating Partnership LP	4.950%	4/15/18	4,225	4,556
Brandywine Operating Partnership LP	3.950%	2/15/23	1,300	1,301
Brandywine Operating Partnership LP	4.100%	10/1/24	1,950	1,930
Brandywine Operating Partnership LP	4.550%	10/1/29	1,250	1,231
Camden Property Trust	2.950%	12/15/22	3,950	3,798

CBL & Associates LP	5.250%	12/1/23	2,950	3,159
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,343
Corporate Office Properties LP	3.600%	5/15/23	1,300	1,239
CubeSmart LP	4.375%	12/15/23	2,850	2,935
DCT Industrial Operating Partnership LP	4.500%	10/15/23	425	433
DDR Corp.	7.875%	9/1/20	3,300	4,101
DDR Corp.	3.500%	1/15/21	1,950	1,958
DDR Corp.	4.625%	7/15/22	4,550	4,803
DDR Corp.	3.375%	5/15/23	3,825	3,646
Digital Realty Trust LP	5.250%	3/15/21	4,965	5,375
Digital Realty Trust LP	3.625%	10/1/22	175	169
Duke Realty LP	5.950%	2/15/17	5,170	5,682
Duke Realty LP	6.750%	3/15/20	275	324
Duke Realty LP	3.875%	2/15/21	10,000	10,337
Duke Realty LP	3.625%	4/15/23	4,915	4,827
EPR Properties	5.750%	8/15/22	575	630
EPR Properties	5.250%	7/15/23	3,375	3,546
Equity CommonWealth	6.250%	6/15/17	1,725	1,872
Equity CommonWealth	6.650%	1/15/18	975	1,077
Equity CommonWealth	5.875%	9/15/20	1,300	1,405
Equity One Inc.	3.750%	11/15/22	2,000	1,981
ERP Operating LP	5.125%	3/15/16	3,050	3,240
ERP Operating LP	5.375%	8/1/16	975	1,051
ERP Operating LP	5.750%	6/15/17	550	612
ERP Operating LP	4.750%	7/15/20	385	424
ERP Operating LP	4.625%	12/15/21	4,400	4,775
ERP Operating LP	3.000%	4/15/23	4,875	4,681
ERP Operating LP	4.500%	7/1/44	4,850	4,745
Essex Portfolio LP	5.500%	3/15/17	975	1,068
Essex Portfolio LP	3.375%	1/15/23	1,125	1,107
Essex Portfolio LP	3.250%	5/1/23	1,425	1,378
Excel Trust LP	4.625%	5/15/24	2,075	2,102
Federal Realty Investment Trust	3.000%	8/1/22	1,600	1,571
Federal Realty Investment Trust	2.750%	6/1/23	950	904
HCP Inc.	3.750%	2/1/16	7,630	7,921
HCP Inc.	6.300%	9/15/16	950	1,043
HCP Inc.	6.000%	1/30/17	5,000	5,520
HCP Inc.	2.625%	2/1/20	5,000	4,933
HCP Inc.	5.375%	2/1/21	3,690	4,119
HCP Inc.	3.150%	8/1/22	3,375	3,285
HCP Inc.	4.250%	11/15/23	8,750	8,960
HCP Inc.	4.200%	3/1/24	9,300	9,420
HCP Inc.	6.750%	2/1/41	925	1,192
Health Care REIT Inc.	3.625%	3/15/16	175	182
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,527
Health Care REIT Inc.	4.700%	9/15/17	1,850	2,008
Health Care REIT Inc.	2.250%	3/15/18	8,900	8,966
Health Care REIT Inc.	4.125%	4/1/19	2,995	3,187
Health Care REIT Inc.	6.125%	4/15/20	3,850	4,432
Health Care REIT Inc.	4.950%	1/15/21	5,340	5,854
Health Care REIT Inc.	5.250%	1/15/22	175	194
Health Care REIT Inc.	6.500%	3/15/41	175	218
Health Care REIT Inc.	5.125%	3/15/43	4,450	4,656
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,773
Healthcare Realty Trust Inc.	5.750%	1/15/21	4,666	5,196
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,500	1,455
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,200	2,183
Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	853

	Highwoods Realty LP	3.200%	6/15/21	4,000	3,935
	Hospitality Properties Trust	5.625%	3/15/17	3,150	3,429
	Hospitality Properties Trust	6.700%	1/15/18	6,600	7,378
	Hospitality Properties Trust	4.650%	3/15/24	3,725	3,763
	Hospitality Properties Trust	4.500%	3/15/25	1,475	1,458
	Kilroy Realty LP	5.000%	11/3/15	3,100	3,236
	Kilroy Realty LP	4.800%	7/15/18	7,125	7,695
	Kilroy Realty LP	3.800%	1/15/23	4,300	4,292
[10] Kilroy Realty LP		4.250%	8/15/29	3,025	2,978
	Kimco Realty Corp.	5.783%	3/15/16	3,125	3,338
	Kimco Realty Corp.	5.700%	5/1/17	5,250	5,796
	Kimco Realty Corp.	4.300%	2/1/18	840	902
	Kimco Realty Corp.	6.875%	10/1/19	1,750	2,082
	Kimco Realty Corp.	3.125%	6/1/23	1,775	1,702
	Lexington Realty Trust	4.400%	6/15/24	1,875	1,882
	Liberty Property LP	5.125%	3/2/15	4,170	4,243
	Liberty Property LP	6.625%	10/1/17	1,800	2,035
	Liberty Property LP	4.750%	10/1/20	450	487
	Liberty Property LP	3.375%	6/15/23	1,775	1,719
	Liberty Property LP	4.400%	2/15/24	1,700	1,766
	Mack-Cali Realty LP	2.500%	12/15/17	1,700	1,725
	Mack-Cali Realty LP	7.750%	8/15/19	4,425	5,243
	Mack-Cali Realty LP	4.500%	4/18/22	3,350	3,370
	Mack-Cali Realty LP	3.150%	5/15/23	5,850	5,266
	Mid-America Apartments LP	4.300%	10/15/23	1,000	1,031
	Mid-America Apartments LP	3.750%	6/15/24	1,800	1,782
	National Retail Properties Inc.	6.875%	10/15/17	6,950	7,975
	National Retail Properties Inc.	3.800%	10/15/22	1,600	1,628
	National Retail Properties Inc.	3.900%	6/15/24	4,600	4,594
	Omega Healthcare Investors Inc.	6.750%	10/15/22	3,258	3,470
	Omega Healthcare Investors Inc.	5.875%	3/15/24	3,685	3,860
8	Omega Healthcare Investors Inc.	4.950%	4/1/24	2,550	2,601
8	Omega Healthcare Investors Inc.	4.500%	1/15/25	1,850	1,818
	Piedmont Operating Partnership LP	3.400%	6/1/23	5,975	5,658
	Piedmont Operating Partnership LP	4.450%	3/15/24	1,800	1,827
	Post Apartment Homes LP	3.375%	12/1/22	3,025	2,945
	ProLogis LP	4.500%	8/15/17	775	832
	ProLogis LP	2.750%	2/15/19	8,025	8,115
	ProLogis LP	6.875%	3/15/20	3,675	4,362
[11] ProLogis LP		4.250%	8/15/23	1,800	1,857
	Realty Income Corp.	2.000%	1/31/18	700	698
	Realty Income Corp.	6.750%	8/15/19	5,665	6,689
	Realty Income Corp.	5.750%	1/15/21	3,000	3,409
	Realty Income Corp.	3.250%	10/15/22	825	801
	Realty Income Corp.	4.650%	8/1/23	2,475	2,631
	Regency Centers LP	5.875%	6/15/17	3,400	3,769
	Regency Centers LP	4.800%	4/15/21	2,000	2,184
	Regency Centers LP	3.750%	6/15/24	4,700	4,679
	Retail Opportunity Investments Corp.	5.000%	12/15/23	1,250	1,328
	Senior Housing Properties Trust	4.300%	1/15/16	700	721
	Senior Housing Properties Trust	3.250%	5/1/19	4,000	4,028
	Senior Housing Properties Trust	4.750%	5/1/24	1,500	1,517
	Simon Property Group LP	5.750%	12/1/15	5,975	6,273
	Simon Property Group LP	5.250%	12/1/16	5,965	6,455
	Simon Property Group LP	2.800%	1/30/17	3,525	3,645
	Simon Property Group LP	2.150%	9/15/17	6,250	6,381
	Simon Property Group LP	6.125%	5/30/18	1,875	2,150
	Simon Property Group LP	2.200%	2/1/19	9,550	9,587

Simon Property Group LP	5.650%	2/1/20	3,875	4,456
Simon Property Group LP	4.375%	3/1/21	1,895	2,064
Simon Property Group LP	3.375%	3/15/22	1,675	1,711
Simon Property Group LP	2.750%	2/1/23	3,650	3,463
Simon Property Group LP	3.750%	2/1/24	5,000	5,129
Simon Property Group LP	6.750%	2/1/40	4,175	5,583
Simon Property Group LP	4.750%	3/15/42	1,300	1,348
Simon Property Group LP	4.250%	10/1/44	4,000	3,865
Tanger Properties LP	6.150%	11/15/15	2,975	3,149
Tanger Properties LP	3.875%	12/1/23	725	735
UDR Inc.	4.250%	6/1/18	575	616
UDR Inc.	3.700%	10/1/20	1,250	1,288
UDR Inc.	4.625%	1/10/22	3,800	4,058
Ventas Realty LP	1.250%	4/17/17	2,700	2,687
Ventas Realty LP	3.750%	5/1/24	1,400	1,377
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	7,905	8,115
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	1,125	1,124
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	4,225	4,477
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,425	2,386
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,057
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,357
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,375	5,220
Vornado Realty LP	2.500%	6/30/19	2,400	2,384
Vornado Realty LP	5.000%	1/15/22	5,500	5,991
Washington REIT	4.950%	10/1/20	800	861
Washington REIT	3.950%	10/15/22	1,050	1,049
Weingarten Realty Investors	3.375%	10/15/22	675	669
Weingarten Realty Investors	3.500%	4/15/23	2,125	2,081
Weingarten Realty Investors	4.450%	1/15/24	600	625
WP Carey Inc.	4.600%	4/1/24	1,700	1,754
				7,228,760
Industrial (14.7%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	1,500	1,764
Agrium Inc.	3.150%	10/1/22	13,560	13,302
Agrium Inc.	3.500%	6/1/23	7,664	7,616
Agrium Inc.	6.125%	1/15/41	275	329
Agrium Inc.	4.900%	6/1/43	3,010	3,088
Air Products & Chemicals Inc.	2.000%	8/2/16	1,050	1,071
Air Products & Chemicals Inc.	1.200%	10/15/17	1,075	1,068
Air Products & Chemicals Inc.	3.000%	11/3/21	7,860	7,938
Air Products & Chemicals Inc.	3.350%	7/31/24	4,375	4,348
Airgas Inc.	3.250%	10/1/15	1,075	1,100
Airgas Inc.	1.650%	2/15/18	4,000	3,955
Airgas Inc.	2.900%	11/15/22	4,000	3,894
Airgas Inc.	3.650%	7/15/24	3,750	3,742
Albemarle Corp.	4.500%	12/15/20	450	485
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,663
Allegheny Technologies Inc.	5.950%	1/15/21	2,000	2,157
Barrick Gold Corp.	6.950%	4/1/19	350	407
Barrick Gold Corp.	3.850%	4/1/22	16,700	16,053
Barrick Gold Corp.	4.100%	5/1/23	2,475	2,381
Barrick Gold Corp.	5.250%	4/1/42	4,400	4,039
Barrick North America Finance LLC	6.800%	9/15/18	2,650	3,075
Barrick North America Finance LLC	4.400%	5/30/21	14,135	14,417
Barrick North America Finance LLC	5.700%	5/30/41	4,775	4,785
Barrick North America Finance LLC	5.750%	5/1/43	4,625	4,609

Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	8,394	8,708
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,000	3,168
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	2,800	2,857
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	8,050	8,130
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,425	1,568
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	8,767	8,805
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,390	5,188
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,150	5,257
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	14,675	14,617
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	13,725	14,358
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,100	3,916
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	18,325	20,103
Braskem Finance Ltd.	6.450%	2/3/24	1,500	1,560
Cabot Corp.	2.550%	1/15/18	200	203
Cabot Corp.	3.700%	7/15/22	400	403
Carpenter Technology Corp.	5.200%	7/15/21	5,575	6,015
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,025
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	800	935
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	2,800	2,909
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	2,000	2,026
CF Industries Inc.	6.875%	5/1/18	11,650	13,441
CF Industries Inc.	7.125%	5/1/20	4,010	4,817
CF Industries Inc.	3.450%	6/1/23	850	833
CF Industries Inc.	5.150%	3/15/34	5,000	5,269
CF Industries Inc.	4.950%	6/1/43	2,900	2,925
CF Industries Inc.	5.375%	3/15/44	8,205	8,658
Cytec Industries Inc.	3.500%	4/1/23	225	221
Domtar Corp.	6.250%	9/1/42	475	511
Domtar Corp.	6.750%	2/15/44	3,325	3,738
Dow Chemical Co.	2.500%	2/15/16	2,175	2,223
Dow Chemical Co.	8.550%	5/15/19	11,389	14,332
Dow Chemical Co.	4.250%	11/15/20	9,365	10,000
Dow Chemical Co.	4.125%	11/15/21	5,240	5,504
Dow Chemical Co.	3.000%	11/15/22	3,000	2,886
Dow Chemical Co.	3.500%	10/1/24	1,200	1,171
Dow Chemical Co.	7.375%	11/1/29	2,000	2,639
Dow Chemical Co.	4.250%	10/1/34	4,500	4,327
Dow Chemical Co.	9.400%	5/15/39	5,865	9,281
Dow Chemical Co.	5.250%	11/15/41	5,265	5,652
Dow Chemical Co.	4.375%	11/15/42	8,950	8,361
Eastman Chemical Co.	3.000%	12/15/15	4,600	4,724
Eastman Chemical Co.	2.400%	6/1/17	2,100	2,142
Eastman Chemical Co.	4.500%	1/15/21	6,310	6,735
Eastman Chemical Co.	3.600%	8/15/22	9,555	9,617
Eastman Chemical Co.	4.800%	9/1/42	2,750	2,698
Eastman Chemical Co.	4.650%	10/15/44	3,500	3,334
Ecolab Inc.	1.000%	8/9/15	550	552
Ecolab Inc.	3.000%	12/8/16	1,875	1,946
Ecolab Inc.	1.450%	12/8/17	6,375	6,329
Ecolab Inc.	4.350%	12/8/21	5,600	6,035
Ecolab Inc.	5.500%	12/8/41	1,500	1,720
EI du Pont de Nemours & Co.	2.750%	4/1/16	1,600	1,652
EI du Pont de Nemours & Co.	5.250%	12/15/16	1,330	1,454
EI du Pont de Nemours & Co.	6.000%	7/15/18	15,590	17,865
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,615	2,890
EI du Pont de Nemours & Co.	3.625%	1/15/21	5,568	5,862
EI du Pont de Nemours & Co.	4.250%	4/1/21	5,950	6,461
EI du Pont de Nemours & Co.	2.800%	2/15/23	1,750	1,695

	EI du Pont de Nemours & Co.	6.500%	1/15/28	525	662
	EI du Pont de Nemours & Co.	4.900%	1/15/41	8,100	8,642
	EI du Pont de Nemours & Co.	4.150%	2/15/43	1,125	1,046
	FMC Corp.	3.950%	2/1/22	1,275	1,325
	FMC Corp.	4.100%	2/1/24	6,500	6,737
	Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	2,000	2,033
	Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	10,780	10,811
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	18,625	18,508
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	18,074	17,620
	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	18,005	17,763
	Freeport-McMoRan Inc.	5.450%	3/15/43	6,180	6,302
	Georgia-Pacific LLC	8.000%	1/15/24	7,871	10,580
	Georgia-Pacific LLC	7.375%	12/1/25	2,250	2,937
	Georgia-Pacific LLC	7.750%	11/15/29	1,500	2,070
	Georgia-Pacific LLC	8.875%	5/15/31	4,250	6,406
	Glencore Canada Corp.	5.375%	6/1/15	100	103
	Glencore Canada Corp.	6.000%	10/15/15	325	342
	Glencore Canada Corp.	5.500%	6/15/17	1,975	2,162
	Goldcorp Inc.	2.125%	3/15/18	5,800	5,813
	Goldcorp Inc.	3.700%	3/15/23	4,825	4,731
	Goldcorp Inc.	5.450%	6/9/44	2,933	3,059
	International Paper Co.	7.950%	6/15/18	3,000	3,581
	International Paper Co.	7.500%	8/15/21	7,265	9,023
	International Paper Co.	4.750%	2/15/22	7,875	8,507
	International Paper Co.	3.650%	6/15/24	1,000	973
	International Paper Co.	7.300%	11/15/39	4,170	5,422
	International Paper Co.	6.000%	11/15/41	6,100	6,927
	International Paper Co.	4.800%	6/15/44	4,400	4,261
8	Kinross Gold Corp.	5.950%	3/15/24	4,750	4,873
	Kinross Gold Corp.	6.875%	9/1/41	1,275	1,326
	Lubrizol Corp.	5.500%	10/1/14	600	600
	Lubrizol Corp.	8.875%	2/1/19	1,075	1,357
	LYB International Finance BV	4.000%	7/15/23	3,000	3,089
	LYB International Finance BV	5.250%	7/15/43	4,516	4,810
10 LYB International Finance BV		4.875%	3/15/44	8,000	8,134
	LyondellBasell Industries NV	5.000%	4/15/19	17,135	18,834
	LyondellBasell Industries NV	6.000%	11/15/21	8,875	10,295
	LyondellBasell Industries NV	5.750%	4/15/24	4,400	5,072
	Monsanto Co.	1.150%	6/30/17	4,935	4,903
	Monsanto Co.	5.125%	4/15/18	850	939
	Monsanto Co.	2.125%	7/15/19	5,000	4,968
	Monsanto Co.	2.750%	7/15/21	3,900	3,856
	Monsanto Co.	2.200%	7/15/22	650	614
	Monsanto Co.	3.375%	7/15/24	4,000	4,000
	Monsanto Co.	5.500%	8/15/25	3,550	4,210
	Monsanto Co.	4.200%	7/15/34	2,000	2,015
	Monsanto Co.	5.875%	4/15/38	950	1,158
	Monsanto Co.	3.600%	7/15/42	3,000	2,691
	Monsanto Co.	4.650%	11/15/43	1,500	1,578
	Monsanto Co.	4.400%	7/15/44	9,900	9,731
	Monsanto Co.	4.700%	7/15/64	4,200	4,180
	Mosaic Co.	4.250%	11/15/23	6,850	7,115
	Mosaic Co.	5.450%	11/15/33	1,600	1,764
	Mosaic Co.	4.875%	11/15/41	4,045	4,082
	Mosaic Co.	5.625%	11/15/43	1,600	1,772
	Newmont Mining Corp.	5.125%	10/1/19	3,525	3,828
	Newmont Mining Corp.	3.500%	3/15/22	2,900	2,693
	Newmont Mining Corp.	5.875%	4/1/35	750	747

Newmont Mining Corp.	6.250%	10/1/39	8,775	8,672
Newmont Mining Corp.	4.875%	3/15/42	8,875	7,493
Nucor Corp.	5.750%	12/1/17	7,265	8,161
Nucor Corp.	5.850%	6/1/18	1,725	1,957
Nucor Corp.	4.125%	9/15/22	300	319
Nucor Corp.	4.000%	8/1/23	3,650	3,739
Nucor Corp.	6.400%	12/1/37	1,875	2,269
Nucor Corp.	5.200%	8/1/43	5,175	5,476
Packaging Corp. of America	3.900%	6/15/22	2,275	2,345
Packaging Corp. of America	4.500%	11/1/23	11,025	11,670
Packaging Corp. of America	3.650%	9/15/24	4,500	4,421
Placer Dome Inc.	6.450%	10/15/35	1,050	1,169
Plains Exploration & Production Co.	6.125%	6/15/19	1,867	2,049
Plains Exploration & Production Co.	6.500%	11/15/20	8,151	8,936
Plains Exploration & Production Co.	6.750%	2/1/22	2,330	2,586
Plains Exploration & Production Co.	6.875%	2/15/23	11,539	13,082
Plum Creek Timberlands LP	4.700%	3/15/21	445	481
Plum Creek Timberlands LP	3.250%	3/15/23	1,000	955
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	8,500	8,942
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,276
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,565	8,483
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	1,000	1,026
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	242
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	375	450
PPG Industries Inc.	1.900%	1/15/16	3,625	3,677
PPG Industries Inc.	6.650%	3/15/18	225	259
PPG Industries Inc.	7.700%	3/15/38	175	252
PPG Industries Inc.	5.500%	11/15/40	950	1,122
Praxair Inc.	4.500%	8/15/19	1,300	1,434
Praxair Inc.	3.000%	9/1/21	2,225	2,275
Praxair Inc.	2.450%	2/15/22	10,000	9,681
Praxair Inc.	2.200%	8/15/22	8,025	7,576
Praxair Inc.	3.550%	11/7/42	500	454
Rayonier Inc.	3.750%	4/1/22	2,000	2,009
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	108
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,700	1,748
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	114
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,444	4,171
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,000	3,420
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	2,000	2,027
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	145	149
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,200	3,276
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	21,835	25,279
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	5,300	6,787
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	7,940	8,232
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	5,650	5,969
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,961	6,151
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	2,225	2,864
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,560	4,861
Rio Tinto Finance USA plc	1.375%	6/17/16	8,000	8,051
Rio Tinto Finance USA plc	2.000%	3/22/17	3,075	3,121
Rio Tinto Finance USA plc	1.625%	8/21/17	5,075	5,097
Rio Tinto Finance USA plc	2.250%	12/14/18	3,200	3,224
Rio Tinto Finance USA plc	3.500%	3/22/22	3,175	3,241
Rio Tinto Finance USA plc	2.875%	8/21/22	3,775	3,645
Rio Tinto Finance USA plc	4.750%	3/22/42	475	479
Rio Tinto Finance USA plc	4.125%	8/21/42	7,600	6,926
Rock-Tenn Co.	3.500%	3/1/20	2,000	2,035

Rock-Tenn Co.	4.900%	3/1/22	2,000	2,147
Rock-Tenn Co.	4.000%	3/1/23	3,500	3,556
Rohm & Haas Co.	6.000%	9/15/17	1,657	1,853
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,567
RPM International Inc.	6.125%	10/15/19	650	742
RPM International Inc.	3.450%	11/15/22	2,275	2,216
Sherwin-Williams Co.	1.350%	12/15/17	2,825	2,813
Sherwin-Williams Co.	4.000%	12/15/42	1,200	1,160
Sigma-Aldrich Corp.	3.375%	11/1/20	600	621
Southern Copper Corp.	5.375%	4/16/20	400	438
Southern Copper Corp.	3.500%	11/8/22	1,550	1,513
Southern Copper Corp.	7.500%	7/27/35	8,475	10,066
Southern Copper Corp.	6.750%	4/16/40	1,600	1,779
Southern Copper Corp.	5.250%	11/8/42	7,625	7,161
Syngenta Finance NV	3.125%	3/28/22	2,250	2,261
Syngenta Finance NV	4.375%	3/28/42	1,250	1,274
Teck Resources Ltd.	5.375%	10/1/15	4,991	5,203
Teck Resources Ltd.	3.150%	1/15/17	700	722
Teck Resources Ltd.	2.500%	2/1/18	4,000	4,009
Teck Resources Ltd.	4.750%	1/15/22	700	731
Teck Resources Ltd.	3.750%	2/1/23	5,050	4,764
Teck Resources Ltd.	6.125%	10/1/35	2,625	2,726
Teck Resources Ltd.	6.000%	8/15/40	6,208	6,319
Teck Resources Ltd.	6.250%	7/15/41	5,651	5,857
Teck Resources Ltd.	5.200%	3/1/42	2,575	2,353
Teck Resources Ltd.	5.400%	2/1/43	475	441
The Dow Chemical Company	4.625%	10/1/44	500	481
Vale Canada Ltd.	5.700%	10/15/15	1,200	1,258
Vale Canada Ltd.	7.200%	9/15/32	3,541	3,969
Vale Overseas Ltd.	6.250%	1/11/16	1,240	1,318
Vale Overseas Ltd.	6.250%	1/23/17	6,850	7,535
Vale Overseas Ltd.	5.625%	9/15/19	9,525	10,683
Vale Overseas Ltd.	4.625%	9/15/20	10,835	11,434
Vale Overseas Ltd.	4.375%	1/11/22	17,805	17,890
Vale Overseas Ltd.	8.250%	1/17/34	800	1,012
Vale Overseas Ltd.	6.875%	11/21/36	20,720	23,312
Vale Overseas Ltd.	6.875%	11/10/39	7,015	7,946
Valspar Corp.	7.250%	6/15/19	1,725	2,058
Valspar Corp.	4.200%	1/15/22	375	397
Westlake Chemical Corp.	3.600%	7/15/22	400	396
Westvaco Corp.	7.950%	2/15/31	3,050	3,878
Weyerhaeuser Co.	7.375%	10/1/19	4,364	5,249
Weyerhaeuser Co.	8.500%	1/15/25	1,300	1,724
Weyerhaeuser Co.	7.375%	3/15/32	3,625	4,795
Weyerhaeuser Co.	6.875%	12/15/33	1,250	1,594
Worthington Industries Inc.	4.550%	4/15/26	700	726
8 Yamana Gold Inc.	4.950%	7/15/24	2,370	2,384

Capital Goods (1.2%)
3M Co.	1.375%	9/29/16	1,630	1,652
3M Co.	2.000%	6/26/22	5,000	4,766
3M Co.	6.375%	2/15/28	1,300	1,707
3M Co.	5.700%	3/15/37	2,345	2,922
ABB Finance USA Inc.	1.625%	5/8/17	1,200	1,207
ABB Finance USA Inc.	2.875%	5/8/22	6,110	6,040
ABB Finance USA Inc.	4.375%	5/8/42	1,250	1,285
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	896
Bemis Co. Inc.	6.800%	8/1/19	200	236

Boeing Capital Corp.	2.125%	8/15/16	885	907
Boeing Capital Corp.	2.900%	8/15/18	1,000	1,041
Boeing Capital Corp.	4.700%	10/27/19	5,875	6,553
Boeing Co.	0.950%	5/15/18	7,500	7,286
Boeing Co.	6.000%	3/15/19	5,950	6,921
Boeing Co.	4.875%	2/15/20	2,100	2,370
Boeing Co.	8.750%	8/15/21	200	271
Boeing Co.	7.250%	6/15/25	325	430
Boeing Co.	6.125%	2/15/33	5,575	7,144
Boeing Co.	6.625%	2/15/38	525	717
Boeing Co.	6.875%	3/15/39	1,715	2,417
Boeing Co.	5.875%	2/15/40	3,780	4,766
Carlisle Cos. Inc.	3.750%	11/15/22	1,650	1,654
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,725	2,800
Caterpillar Financial Services Corp.	2.050%	8/1/16	3,630	3,714
Caterpillar Financial Services Corp.	1.750%	3/24/17	2,000	2,024
Caterpillar Financial Services Corp.	1.250%	8/18/17	2,400	2,392
Caterpillar Financial Services Corp.	1.250%	11/6/17	850	846
Caterpillar Financial Services Corp.	5.450%	4/15/18	9,142	10,278
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,290	17,203
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,300	2,284
Caterpillar Financial Services Corp.	2.850%	6/1/22	6,104	6,061
Caterpillar Financial Services Corp.	3.300%	6/9/24	4,175	4,173
Caterpillar Inc.	1.500%	6/26/17	6,155	6,187
Caterpillar Inc.	3.900%	5/27/21	8,330	8,953
Caterpillar Inc.	3.400%	5/15/24	8,500	8,559
Caterpillar Inc.	6.050%	8/15/36	3,991	5,051
Caterpillar Inc.	5.200%	5/27/41	75	86
Caterpillar Inc.	3.803%	8/15/42	16,194	15,007
Caterpillar Inc.	4.300%	5/15/44	5,000	5,081
Caterpillar Inc.	4.750%	5/15/64	1,000	1,038
Cooper US Inc.	5.450%	4/1/15	950	973
Cooper US Inc.	2.375%	1/15/16	5,575	5,702
Cooper US Inc.	3.875%	12/15/20	200	211
Crane Co.	2.750%	12/15/18	2,000	2,036
Crane Co.	4.450%	12/15/23	3,390	3,556
CRH America Inc.	4.125%	1/15/16	4,050	4,205
CRH America Inc.	6.000%	9/30/16	4,500	4,923
CRH America Inc.	8.125%	7/15/18	11,275	13,634
CRH America Inc.	5.750%	1/15/21	4,115	4,745
Danaher Corp.	2.300%	6/23/16	1,800	1,848
Danaher Corp.	5.625%	1/15/18	850	956
Danaher Corp.	3.900%	6/23/21	5,625	6,046
Deere & Co.	2.600%	6/8/22	13,065	12,687
Deere & Co.	5.375%	10/16/29	3,695	4,360
Deere & Co.	8.100%	5/15/30	2,061	3,025
Deere & Co.	3.900%	6/9/42	7,225	6,867
Dover Corp.	4.875%	10/15/15	2,225	2,328
Dover Corp.	5.450%	3/15/18	2,250	2,513
Dover Corp.	4.300%	3/1/21	830	905
Dover Corp.	6.600%	3/15/38	975	1,303
Dover Corp.	5.375%	3/1/41	895	1,066
Eaton Corp.	1.500%	11/2/17	1,000	994
Eaton Corp.	5.600%	5/15/18	6,855	7,702
Eaton Corp.	2.750%	11/2/22	11,675	11,284
Eaton Corp.	4.000%	11/2/32	2,430	2,398
Eaton Corp.	4.150%	11/2/42	5,050	4,813
8 Embraer Overseas Ltd.	5.696%	9/16/23	13,454	14,349

Emerson Electric Co.	5.125%	12/1/16	2,125	2,325
Emerson Electric Co.	5.250%	10/15/18	2,200	2,475
Emerson Electric Co.	4.875%	10/15/19	2,275	2,539
Emerson Electric Co.	4.250%	11/15/20	4,807	5,220
Emerson Electric Co.	2.625%	2/15/23	1,500	1,448
Emerson Electric Co.	6.000%	8/15/32	750	943
Emerson Electric Co.	6.125%	4/15/39	1,000	1,283
Emerson Electric Co.	5.250%	11/15/39	440	511
[12] Exelis Inc.	4.250%	10/1/16	1,900	2,007
Flowserve Corp.	3.500%	9/15/22	6,980	6,944
Flowserve Corp.	4.000%	11/15/23	1,575	1,612
General Dynamics Corp.	1.000%	11/15/17	6,225	6,158
General Dynamics Corp.	3.875%	7/15/21	5,250	5,622
General Dynamics Corp.	2.250%	11/15/22	3,500	3,309
General Dynamics Corp.	3.600%	11/15/42	4,150	3,745
General Electric Co.	0.850%	10/9/15	6,875	6,901
General Electric Co.	5.250%	12/6/17	20,845	23,154
General Electric Co.	2.700%	10/9/22	22,200	21,614
General Electric Co.	3.375%	3/11/24	9,000	9,095
General Electric Co.	4.125%	10/9/42	24,000	23,650
General Electric Co.	4.500%	3/11/44	3,670	3,814
Honeywell International Inc.	5.400%	3/15/16	2,330	2,494
Honeywell International Inc.	5.300%	3/15/17	2,375	2,616
Honeywell International Inc.	5.300%	3/1/18	4,250	4,736
Honeywell International Inc.	5.000%	2/15/19	2,520	2,820
Honeywell International Inc.	4.250%	3/1/21	4,545	4,984
Honeywell International Inc.	3.350%	12/1/23	13,050	13,304
Honeywell International Inc.	5.700%	3/15/36	1,600	1,946
Honeywell International Inc.	5.700%	3/15/37	1,795	2,189
Honeywell International Inc.	5.375%	3/1/41	11,345	13,472
Illinois Tool Works Inc.	1.950%	3/1/19	1,000	995
Illinois Tool Works Inc.	6.250%	4/1/19	6,425	7,504
Illinois Tool Works Inc.	3.375%	9/15/21	895	936
Illinois Tool Works Inc.	3.500%	3/1/24	3,000	3,047
Illinois Tool Works Inc.	4.875%	9/15/41	895	985
Illinois Tool Works Inc.	3.900%	9/1/42	6,875	6,544
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	8,650	10,132
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,100	1,124
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,875	1,965
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,450	2,894
John Deere Capital Corp.	0.750%	1/22/16	175	175
John Deere Capital Corp.	1.850%	9/15/16	815	831
John Deere Capital Corp.	1.050%	12/15/16	3,000	3,007
John Deere Capital Corp.	2.000%	1/13/17	2,350	2,403
John Deere Capital Corp.	1.400%	3/15/17	1,600	1,613
John Deere Capital Corp.	5.500%	4/13/17	150	166
John Deere Capital Corp.	1.125%	6/12/17	3,000	2,987
John Deere Capital Corp.	2.800%	9/18/17	4,225	4,402
John Deere Capital Corp.	1.200%	10/10/17	4,400	4,389
John Deere Capital Corp.	5.350%	4/3/18	825	924
John Deere Capital Corp.	5.750%	9/10/18	14,160	16,140
John Deere Capital Corp.	1.950%	12/13/18	9,783	9,761
John Deere Capital Corp.	1.950%	3/4/19	2,400	2,388
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,288
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,234
John Deere Capital Corp.	2.800%	3/4/21	3,000	3,010
John Deere Capital Corp.	3.900%	7/12/21	2,375	2,550
John Deere Capital Corp.	3.150%	10/15/21	5,595	5,725

John Deere Capital Corp.	2.750%	3/15/22	2,250	2,227
John Deere Capital Corp.	2.800%	1/27/23	2,475	2,429
John Deere Capital Corp.	3.350%	6/12/24	13,000	13,102
Joy Global Inc.	6.000%	11/15/16	575	630
Kennametal Inc.	2.650%	11/1/19	4,028	4,031
Kennametal Inc.	3.875%	2/15/22	2,050	2,074
L-3 Communications Corp.	5.200%	10/15/19	10,230	11,301
L-3 Communications Corp.	4.750%	7/15/20	7,950	8,584
L-3 Communications Corp.	4.950%	2/15/21	5,100	5,535
L-3 Communications Corp.	3.950%	5/28/24	3,250	3,226
Legrand France SA	8.500%	2/15/25	400	553
Lockheed Martin Corp.	7.650%	5/1/16	3,950	4,391
Lockheed Martin Corp.	2.125%	9/15/16	775	792
Lockheed Martin Corp.	4.250%	11/15/19	6,245	6,821
Lockheed Martin Corp.	3.350%	9/15/21	6,945	7,183
Lockheed Martin Corp.	6.150%	9/1/36	10,635	13,490
Lockheed Martin Corp.	5.500%	11/15/39	1,945	2,290
Lockheed Martin Corp.	5.720%	6/1/40	4,626	5,604
Lockheed Martin Corp.	4.850%	9/15/41	3,000	3,220
Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,104
Mohawk Industries Inc.	6.125%	1/15/16	2,334	2,486
Mohawk Industries Inc.	3.850%	2/1/23	12,525	12,521
Northrop Grumman Corp.	1.750%	6/1/18	3,525	3,496
Northrop Grumman Corp.	3.500%	3/15/21	1,425	1,476
Northrop Grumman Corp.	3.250%	8/1/23	4,275	4,219
Northrop Grumman Corp.	5.050%	11/15/40	1,875	1,995
Northrop Grumman Corp.	4.750%	6/1/43	3,300	3,392
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,870	3,981
Owens Corning	6.500%	12/1/16	4,170	4,594
Owens Corning	9.000%	6/15/19	1,379	1,686
Owens Corning	4.200%	12/15/22	4,875	4,965
Owens Corning	7.000%	12/1/36	3,075	3,750
Parker Hannifin Corp.	5.500%	5/15/18	1,250	1,405
Parker Hannifin Corp.	3.500%	9/15/22	1,625	1,683
Parker Hannifin Corp.	6.250%	5/15/38	550	716
Pentair Finance SA	1.350%	12/1/15	1,500	1,509
Pentair Finance SA	2.650%	12/1/19	1,750	1,738
Pentair Finance SA	5.000%	5/15/21	4,805	5,286
Precision Castparts Corp.	0.700%	12/20/15	1,975	1,977
Precision Castparts Corp.	1.250%	1/15/18	3,325	3,284
Precision Castparts Corp.	2.500%	1/15/23	6,770	6,468
Precision Castparts Corp.	3.900%	1/15/43	1,625	1,551
Raytheon Co.	6.400%	12/15/18	100	117
Raytheon Co.	4.400%	2/15/20	500	548
Raytheon Co.	3.125%	10/15/20	7,075	7,275
Raytheon Co.	2.500%	12/15/22	7,875	7,494
Raytheon Co.	7.200%	8/15/27	2,010	2,670
Raytheon Co.	4.875%	10/15/40	400	439
Raytheon Co.	4.700%	12/15/41	4,150	4,453
Republic Services Inc.	3.800%	5/15/18	6,970	7,406
Republic Services Inc.	5.500%	9/15/19	4,000	4,554
Republic Services Inc.	5.000%	3/1/20	6,100	6,767
Republic Services Inc.	5.250%	11/15/21	3,650	4,132
Republic Services Inc.	3.550%	6/1/22	2,200	2,236
Republic Services Inc.	4.750%	5/15/23	525	576
Republic Services Inc.	6.086%	3/15/35	825	977
Republic Services Inc.	6.200%	3/1/40	3,430	4,209
Republic Services Inc.	5.700%	5/15/41	3,300	3,874

Rockwell Automation Inc.	5.650%	12/1/17	600	670
Rockwell Automation Inc.	6.700%	1/15/28	325	417
Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,930
Rockwell Collins Inc.	5.250%	7/15/19	275	309
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,007
Rockwell Collins Inc.	3.700%	12/15/23	1,500	1,553
Rockwell Collins Inc.	4.800%	12/15/43	750	814
Roper Industries Inc.	1.850%	11/15/17	1,175	1,182
Roper Industries Inc.	2.050%	10/1/18	13,250	13,126
Roper Industries Inc.	6.250%	9/1/19	5,600	6,529
Roper Industries Inc.	3.125%	11/15/22	400	391
Snap-on Inc.	6.125%	9/1/21	2,000	2,326
Sonoco Products Co.	4.375%	11/1/21	435	459
Sonoco Products Co.	5.750%	11/1/40	3,910	4,521
Stanley Black & Decker Inc.	3.400%	12/1/21	2,425	2,512
Stanley Black & Decker Inc.	2.900%	11/1/22	3,000	2,931
Textron Inc.	5.600%	12/1/17	3,416	3,796
Textron Inc.	3.650%	3/1/21	1,000	1,022
Textron Inc.	4.300%	3/1/24	2,275	2,347
Tyco International Finance SA	8.500%	1/15/19	1,130	1,374
Tyco International Finance SA / Tyco
International Ltd.	7.000%	12/15/19	1,375	1,643
Tyco International Finance SA / Tyco
International Ltd.	6.875%	1/15/21	2,600	3,133
United Technologies Corp.	1.800%	6/1/17	6,085	6,177
United Technologies Corp.	5.375%	12/15/17	10,675	11,943
United Technologies Corp.	6.125%	2/1/19	12,690	14,777
United Technologies Corp.	4.500%	4/15/20	10,255	11,333
United Technologies Corp.	3.100%	6/1/22	12,818	12,823
United Technologies Corp.	6.700%	8/1/28	325	429
United Technologies Corp.	7.500%	9/15/29	3,825	5,458
United Technologies Corp.	5.400%	5/1/35	600	715
United Technologies Corp.	6.050%	6/1/36	1,915	2,430
United Technologies Corp.	6.125%	7/15/38	7,450	9,483
United Technologies Corp.	5.700%	4/15/40	7,025	8,547
United Technologies Corp.	4.500%	6/1/42	21,990	23,010
Valmont Industries Inc.	5.000%	10/1/44	1,100	1,081
Valmont Industries Inc.	5.250%	10/1/54	1,850	1,806
Waste Management Inc.	2.600%	9/1/16	145	149
Waste Management Inc.	6.100%	3/15/18	950	1,084
Waste Management Inc.	7.375%	3/11/19	4,670	5,633
Waste Management Inc.	4.750%	6/30/20	5,000	5,517
Waste Management Inc.	4.600%	3/1/21	6,425	7,070
Waste Management Inc.	3.500%	5/15/24	4,800	4,798
Waste Management Inc.	7.100%	8/1/26	325	427
Waste Management Inc.	7.750%	5/15/32	2,365	3,420
Waste Management Inc.	6.125%	11/30/39	4,075	5,042

Communication (2.7%)
21st Century Fox America Inc.	8.000%	10/17/16	1,450	1,648
21st Century Fox America Inc.	6.900%	3/1/19	4,340	5,149
21st Century Fox America Inc.	4.500%	2/15/21	7,050	7,674
21st Century Fox America Inc.	3.000%	9/15/22	11,850	11,535
21st Century Fox America Inc.	4.000%	10/1/23	1,075	1,112
21st Century Fox America Inc.	7.700%	10/30/25	200	258
21st Century Fox America Inc.	6.550%	3/15/33	5,465	6,816
21st Century Fox America Inc.	6.200%	12/15/34	6,250	7,636
21st Century Fox America Inc.	6.400%	12/15/35	10,800	13,440

21st Century Fox America Inc.	8.150%	10/17/36	625	886
21st Century Fox America Inc.	6.150%	3/1/37	3,000	3,578
21st Century Fox America Inc.	6.650%	11/15/37	8,000	10,060
21st Century Fox America Inc.	7.850%	3/1/39	250	352
21st Century Fox America Inc.	6.900%	8/15/39	2,275	2,943
21st Century Fox America Inc.	6.150%	2/15/41	3,825	4,603
21st Century Fox America Inc.	5.400%	10/1/43	1,200	1,311
8 21st Century Fox America Inc.	4.750%	9/15/44	1,675	1,679
21st Century Fox America Inc.	7.750%	12/1/45	200	287
America Movil SAB de CV	2.375%	9/8/16	8,500	8,691
America Movil SAB de CV	5.625%	11/15/17	1,150	1,281
America Movil SAB de CV	5.000%	10/16/19	5,700	6,326
America Movil SAB de CV	5.000%	3/30/20	16,173	17,743
America Movil SAB de CV	3.125%	7/16/22	5,300	5,166
America Movil SAB de CV	6.375%	3/1/35	2,275	2,736
America Movil SAB de CV	6.125%	11/15/37	1,575	1,833
America Movil SAB de CV	6.125%	3/30/40	14,540	16,896
America Movil SAB de CV	4.375%	7/16/42	5,250	4,890
American Tower Corp.	7.000%	10/15/17	100	114
American Tower Corp.	4.500%	1/15/18	16,300	17,381
American Tower Corp.	5.050%	9/1/20	295	321
American Tower Corp.	5.900%	11/1/21	5,615	6,306
American Tower Corp.	4.700%	3/15/22	5,000	5,238
American Tower Corp.	3.500%	1/31/23	18,300	17,400
American Tower Corp.	5.000%	2/15/24	1,735	1,819
AT&T Corp.	8.000%	11/15/31	4,774	7,060
AT&T Inc.	0.800%	12/1/15	2,600	2,604
AT&T Inc.	0.900%	2/12/16	1,275	1,276
AT&T Inc.	2.950%	5/15/16	5,740	5,926
AT&T Inc.	2.400%	8/15/16	2,355	2,410
AT&T Inc.	1.600%	2/15/17	13,965	14,074
AT&T Inc.	1.700%	6/1/17	16,086	16,223
AT&T Inc.	1.400%	12/1/17	13,010	12,941
AT&T Inc.	5.500%	2/1/18	10,265	11,480
AT&T Inc.	5.600%	5/15/18	3,700	4,167
AT&T Inc.	2.375%	11/27/18	10,000	10,098
AT&T Inc.	5.800%	2/15/19	3,900	4,472
AT&T Inc.	2.300%	3/11/19	5,300	5,305
AT&T Inc.	4.450%	5/15/21	5,590	6,051
AT&T Inc.	3.875%	8/15/21	11,485	12,028
AT&T Inc.	3.000%	2/15/22	7,975	7,843
AT&T Inc.	2.625%	12/1/22	17,850	16,964
AT&T Inc.	3.900%	3/11/24	6,700	6,820
AT&T Inc.	6.450%	6/15/34	4,195	5,135
AT&T Inc.	6.500%	9/1/37	5,931	7,206
AT&T Inc.	6.300%	1/15/38	6,840	8,092
AT&T Inc.	6.400%	5/15/38	3,100	3,804
AT&T Inc.	6.550%	2/15/39	4,165	5,087
AT&T Inc.	5.350%	9/1/40	23,753	25,080
AT&T Inc.	5.550%	8/15/41	5,550	6,021
AT&T Inc.	4.300%	12/15/42	16,586	15,181
AT&T Inc.	4.800%	6/15/44	20,000	19,736
AT&T Inc.	4.350%	6/15/45	15,158	13,876
AT&T Mobility LLC	7.125%	12/15/31	275	370
Bellsouth Capital Funding Corp.	7.875%	2/15/30	2,607	3,504
BellSouth Corp.	6.875%	10/15/31	3,486	4,278
BellSouth Corp.	6.550%	6/15/34	628	762
BellSouth Corp.	6.000%	11/15/34	419	477

BellSouth Telecommunications LLC	6.375%	6/1/28	2,875	3,333
British Telecommunications plc	1.250%	2/14/17	1,350	1,346
British Telecommunications plc	5.950%	1/15/18	13,310	15,004
British Telecommunications plc	2.350%	2/14/19	1,325	1,329
British Telecommunications plc	9.625%	12/15/30	10,200	16,091
CBS Corp.	1.950%	7/1/17	175	177
CBS Corp.	4.625%	5/15/18	100	109
CBS Corp.	2.300%	8/15/19	3,475	3,427
CBS Corp.	5.750%	4/15/20	12,390	14,124
CBS Corp.	4.300%	2/15/21	4,150	4,415
CBS Corp.	7.875%	7/30/30	325	442
CBS Corp.	5.500%	5/15/33	200	219
CBS Corp.	4.850%	7/1/42	5,225	5,151
CBS Corp.	4.900%	8/15/44	3,050	3,010
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	5,050	4,969
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	4,907	6,111
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,861
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,160
Comcast Corp.	5.850%	11/15/15	4,560	4,826
Comcast Corp.	5.900%	3/15/16	17,110	18,395
Comcast Corp.	6.500%	1/15/17	150	168
Comcast Corp.	6.300%	11/15/17	3,775	4,310
Comcast Corp.	5.875%	2/15/18	6,750	7,660
Comcast Corp.	5.700%	5/15/18	12,675	14,395
Comcast Corp.	5.700%	7/1/19	6,645	7,679
Comcast Corp.	5.150%	3/1/20	5,055	5,727
Comcast Corp.	3.125%	7/15/22	1,925	1,940
Comcast Corp.	2.850%	1/15/23	8,666	8,487
Comcast Corp.	3.600%	3/1/24	1,425	1,451
Comcast Corp.	3.375%	2/15/25	9,650	9,534
Comcast Corp.	4.250%	1/15/33	11,700	11,767
Comcast Corp.	7.050%	3/15/33	2,000	2,682
Comcast Corp.	4.200%	8/15/34	7,075	7,033
Comcast Corp.	5.650%	6/15/35	2,900	3,409
Comcast Corp.	6.500%	11/15/35	13,475	17,507
Comcast Corp.	6.450%	3/15/37	1,825	2,332
Comcast Corp.	6.950%	8/15/37	8,950	12,054
Comcast Corp.	6.400%	5/15/38	5,975	7,663
Comcast Corp.	6.400%	3/1/40	14,300	18,455
Comcast Corp.	4.650%	7/15/42	15,950	16,496
Comcast Corp.	4.500%	1/15/43	1,425	1,445
Comcast Corp.	4.750%	3/1/44	1,375	1,451
COX Communications Inc.	5.500%	10/1/15	100	105
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,671
Deutsche Telekom International Finance BV	6.750%	8/20/18	9,875	11,535
Deutsche Telekom International Finance BV	6.000%	7/8/19	6,525	7,546
Deutsche Telekom International Finance BV	8.750%	6/15/30	20,544	30,064
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	5,700	5,866
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	3,000	3,105
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	275	273
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	5,050	5,793

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	2,425	2,722
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	3,075	3,329
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	19,875	21,952
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	10,000	10,166
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	775	806
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	3,500	4,090
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	325	364
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	4,600	5,376
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	21,600	21,905
Discovery Communications LLC	5.050%	6/1/20	8,600	9,532
Discovery Communications LLC	4.375%	6/15/21	870	934
Discovery Communications LLC	3.300%	5/15/22	4,125	4,088
Discovery Communications LLC	3.250%	4/1/23	3,475	3,386
Discovery Communications LLC	6.350%	6/1/40	3,035	3,651
Discovery Communications LLC	4.950%	5/15/42	6,250	6,255
Embarq Corp.	7.082%	6/1/16	4,925	5,351
Embarq Corp.	7.995%	6/1/36	9,974	10,785
Graham Holdings Co.	7.250%	2/1/19	875	1,015
Grupo Televisa SAB	6.000%	5/15/18	875	987
Grupo Televisa SAB	6.625%	3/18/25	1,475	1,777
Grupo Televisa SAB	8.500%	3/11/32	275	374
Grupo Televisa SAB	6.625%	1/15/40	3,795	4,558
Grupo Televisa SAB	5.000%	5/13/45	8,000	7,878
GTE Corp.	8.750%	11/1/21	1,700	2,279
GTE Corp.	6.940%	4/15/28	1,750	2,134
Historic TW Inc.	9.150%	2/1/23	3,425	4,619
Historic TW Inc.	6.625%	5/15/29	4,425	5,476
Interpublic Group of Cos. Inc.	3.750%	2/15/23	16,246	16,148
Interpublic Group of Cos. Inc.	4.200%	4/15/24	750	756
Koninklijke KPN NV	8.375%	10/1/30	3,900	5,504
McGraw Hill Financial Inc.	5.900%	11/15/17	1,750	1,927
McGraw Hill Financial Inc.	6.550%	11/15/37	1,600	1,675
Moody's Corp.	5.500%	9/1/20	438	494
Moody's Corp.	4.500%	9/1/22	14,842	15,655
Moody's Corp.	4.875%	2/15/24	2,000	2,148
Moody's Corp.	5.250%	7/15/44	1,050	1,095
NBCUniversal Media LLC	2.875%	4/1/16	5,830	6,011
NBCUniversal Media LLC	5.150%	4/30/20	8,550	9,695
NBCUniversal Media LLC	4.375%	4/1/21	3,120	3,403
NBCUniversal Media LLC	2.875%	1/15/23	9,150	8,965
NBCUniversal Media LLC	6.400%	4/30/40	8,200	10,531
NBCUniversal Media LLC	5.950%	4/1/41	2,025	2,472
NBCUniversal Media LLC	4.450%	1/15/43	5,525	5,556
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,370	2,090
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	825	826
Omnicom Group Inc.	5.900%	4/15/16	3,675	3,950
Omnicom Group Inc.	4.450%	8/15/20	7,550	8,111
Omnicom Group Inc.	3.625%	5/1/22	17,890	18,199
Orange SA	2.750%	9/14/16	4,180	4,303

Orange SA	2.750%	2/6/19	5,950	6,034
Orange SA	5.375%	7/8/19	6,825	7,692
Orange SA	4.125%	9/14/21	12,095	12,730
Orange SA	9.000%	3/1/31	11,840	17,444
Orange SA	5.500%	2/6/44	5,125	5,584
Pacific Bell Telephone Co.	7.125%	3/15/26	425	541
Qwest Corp.	6.500%	6/1/17	1,125	1,245
Qwest Corp.	6.750%	12/1/21	7,140	8,088
Qwest Corp.	7.250%	9/15/25	1,400	1,641
Qwest Corp.	6.875%	9/15/33	3,175	3,175
Qwest Corp.	7.125%	11/15/43	4,500	4,534
Reed Elsevier Capital Inc.	3.125%	10/15/22	6,234	6,091
Rogers Communications Inc.	6.800%	8/15/18	7,350	8,630
Rogers Communications Inc.	3.000%	3/15/23	1,575	1,511
Rogers Communications Inc.	4.100%	10/1/23	4,250	4,421
Rogers Communications Inc.	7.500%	8/15/38	100	137
Rogers Communications Inc.	4.500%	3/15/43	125	123
Rogers Communications Inc.	5.000%	3/15/44	15,325	15,795
TCI Communications Inc.	7.875%	2/15/26	1,375	1,894
TCI Communications Inc.	7.125%	2/15/28	450	591
Telefonica Emisiones SAU	3.992%	2/16/16	6,190	6,426
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,403
Telefonica Emisiones SAU	3.192%	4/27/18	9,700	9,992
Telefonica Emisiones SAU	5.877%	7/15/19	13,400	15,236
Telefonica Emisiones SAU	5.134%	4/27/20	5,545	6,068
Telefonica Emisiones SAU	5.462%	2/16/21	5,540	6,151
Telefonica Emisiones SAU	4.570%	4/27/23	22,500	23,398
Telefonica Emisiones SAU	7.045%	6/20/36	8,260	10,356
Telefonica Europe BV	8.250%	9/15/30	1,500	2,038
Thomson Reuters Corp.	1.300%	2/23/17	1,750	1,747
Thomson Reuters Corp.	1.650%	9/29/17	500	499
Thomson Reuters Corp.	6.500%	7/15/18	4,225	4,870
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,788
Thomson Reuters Corp.	3.950%	9/30/21	3,500	3,660
Thomson Reuters Corp.	4.300%	11/23/23	2,675	2,787
Thomson Reuters Corp.	3.850%	9/29/24	1,000	991
Thomson Reuters Corp.	5.500%	8/15/35	2,975	3,250
Thomson Reuters Corp.	5.850%	4/15/40	10,610	11,928
Thomson Reuters Corp.	5.650%	11/23/43	2,500	2,767
Time Warner Cable Inc.	5.850%	5/1/17	5,600	6,207
Time Warner Cable Inc.	6.750%	7/1/18	12,625	14,680
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,904
Time Warner Cable Inc.	8.250%	4/1/19	12,550	15,596
Time Warner Cable Inc.	5.000%	2/1/20	4,295	4,767
Time Warner Cable Inc.	4.125%	2/15/21	3,806	4,036
Time Warner Cable Inc.	4.000%	9/1/21	3,050	3,213
Time Warner Cable Inc.	6.550%	5/1/37	11,970	15,081
Time Warner Cable Inc.	7.300%	7/1/38	7,733	10,516
Time Warner Cable Inc.	6.750%	6/15/39	4,572	5,874
Time Warner Cable Inc.	5.875%	11/15/40	12,475	14,616
Time Warner Cable Inc.	5.500%	9/1/41	11,100	12,458
Time Warner Cable Inc.	4.500%	9/15/42	8,075	7,956
Time Warner Cos. Inc.	7.570%	2/1/24	325	416
Time Warner Cos. Inc.	6.950%	1/15/28	7,150	8,998
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,300	1,733
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,550	5,192
Time Warner Inc.	3.150%	7/15/15	8,518	8,687
Time Warner Inc.	5.875%	11/15/16	2,525	2,770

Time Warner Inc.	2.100%	6/1/19	3,450	3,393
Time Warner Inc.	4.875%	3/15/20	8,360	9,233
Time Warner Inc.	4.700%	1/15/21	4,350	4,761
Time Warner Inc.	4.750%	3/29/21	7,975	8,677
Time Warner Inc.	4.000%	1/15/22	295	307
Time Warner Inc.	3.400%	6/15/22	250	250
Time Warner Inc.	4.050%	12/15/23	525	538
Time Warner Inc.	3.550%	6/1/24	4,000	3,941
Time Warner Inc.	7.625%	4/15/31	15,700	21,191
Time Warner Inc.	7.700%	5/1/32	4,800	6,577
Time Warner Inc.	6.500%	11/15/36	9,090	10,937
Time Warner Inc.	6.200%	3/15/40	950	1,109
Time Warner Inc.	6.100%	7/15/40	4,150	4,811
Time Warner Inc.	6.250%	3/29/41	5,275	6,225
Time Warner Inc.	5.375%	10/15/41	295	315
Time Warner Inc.	4.900%	6/15/42	2,985	2,983
Time Warner Inc.	5.350%	12/15/43	6,200	6,677
Time Warner Inc.	4.650%	6/1/44	4,000	3,866
Verizon Communications Inc.	0.700%	11/2/15	250	250
Verizon Communications Inc.	5.550%	2/15/16	4,175	4,437
Verizon Communications Inc.	3.000%	4/1/16	7,870	8,114
Verizon Communications Inc.	2.500%	9/15/16	9,850	10,102
Verizon Communications Inc.	2.000%	11/1/16	19,546	19,851
Verizon Communications Inc.	1.350%	6/9/17	7,350	7,311
Verizon Communications Inc.	1.100%	11/1/17	1,350	1,330
Verizon Communications Inc.	5.500%	2/15/18	8,575	9,587
Verizon Communications Inc.	6.100%	4/15/18	3,245	3,698
Verizon Communications Inc.	3.650%	9/14/18	21,120	22,225
Verizon Communications Inc.	8.750%	11/1/18	3,260	4,060
Verizon Communications Inc.	6.350%	4/1/19	6,925	8,047
8 Verizon Communications Inc.	2.625%	2/21/20	12,119	11,968
Verizon Communications Inc.	4.500%	9/15/20	32,475	35,044
Verizon Communications Inc.	3.450%	3/15/21	9,775	9,908
Verizon Communications Inc.	4.600%	4/1/21	6,460	7,028
Verizon Communications Inc.	3.500%	11/1/21	7,185	7,259
Verizon Communications Inc.	2.450%	11/1/22	11,450	10,638
Verizon Communications Inc.	5.150%	9/15/23	64,875	71,756
Verizon Communications Inc.	4.150%	3/15/24	4,500	4,633
Verizon Communications Inc.	7.750%	12/1/30	3,640	4,991
Verizon Communications Inc.	6.400%	9/15/33	22,794	27,735
Verizon Communications Inc.	5.050%	3/15/34	14,200	14,989
Verizon Communications Inc.	5.850%	9/15/35	7,650	8,721
Verizon Communications Inc.	6.250%	4/1/37	4,825	5,770
Verizon Communications Inc.	6.400%	2/15/38	12,500	15,004
Verizon Communications Inc.	6.900%	4/15/38	5,125	6,569
Verizon Communications Inc.	7.350%	4/1/39	8,800	11,927
Verizon Communications Inc.	6.000%	4/1/41	4,855	5,623
Verizon Communications Inc.	4.750%	11/1/41	8,175	8,133
Verizon Communications Inc.	3.850%	11/1/42	4,200	3,668
Verizon Communications Inc.	6.550%	9/15/43	66,746	82,432
8 Verizon Communications Inc.	4.862%	8/21/46	12,940	13,019
8 Verizon Communications Inc.	5.012%	8/21/54	26,552	26,678
Verizon Maryland LLC	5.125%	6/15/33	2,675	2,757
Verizon New England Inc.	7.875%	11/15/29	1,225	1,566
Verizon New York Inc.	7.375%	4/1/32	7,900	9,740
Viacom Inc.	2.500%	12/15/16	300	308
Viacom Inc.	3.500%	4/1/17	5,335	5,599
Viacom Inc.	6.125%	10/5/17	1,250	1,412

Viacom Inc.	2.500%	9/1/18	3,025	3,066
Viacom Inc.	2.200%	4/1/19	2,075	2,061
Viacom Inc.	5.625%	9/15/19	13,470	15,313
Viacom Inc.	3.875%	12/15/21	13,790	14,290
Viacom Inc.	4.250%	9/1/23	8,600	8,861
Viacom Inc.	3.875%	4/1/24	4,000	3,984
Viacom Inc.	6.875%	4/30/36	11,585	14,496
Viacom Inc.	4.500%	2/27/42	2,500	2,338
Viacom Inc.	4.375%	3/15/43	333	304
Viacom Inc.	5.850%	9/1/43	7,850	8,729
Viacom Inc.	5.250%	4/1/44	2,000	2,072
Vodafone Group plc	5.625%	2/27/17	16,490	18,086
Vodafone Group plc	1.625%	3/20/17	1,300	1,303
Vodafone Group plc	1.250%	9/26/17	13,725	13,537
Vodafone Group plc	1.500%	2/19/18	5,400	5,328
Vodafone Group plc	4.625%	7/15/18	2,200	2,408
Vodafone Group plc	5.450%	6/10/19	10,500	11,794
Vodafone Group plc	4.375%	3/16/21	1,343	1,437
Vodafone Group plc	2.500%	9/26/22	1,500	1,384
Vodafone Group plc	2.950%	2/19/23	7,625	7,198
Vodafone Group plc	6.250%	11/30/32	2,675	3,180
Vodafone Group plc	6.150%	2/27/37	8,170	9,422
Vodafone Group plc	4.375%	2/19/43	6,175	5,677
Walt Disney Co.	0.875%	12/1/14	7,225	7,233
Walt Disney Co.	0.450%	12/1/15	1,650	1,649
Walt Disney Co.	1.350%	8/16/16	235	238
Walt Disney Co.	5.625%	9/15/16	3,425	3,744
Walt Disney Co.	1.125%	2/15/17	3,775	3,779
Walt Disney Co.	0.875%	5/30/17	6,275	6,223
Walt Disney Co.	1.100%	12/1/17	4,000	3,956
Walt Disney Co.	5.875%	12/15/17	1,875	2,130
Walt Disney Co.	1.850%	5/30/19	6,300	6,231
Walt Disney Co.	2.350%	12/1/22	4,700	4,499
Walt Disney Co.	7.000%	3/1/32	2,025	2,815
Walt Disney Co.	4.125%	12/1/41	9,133	9,178
Walt Disney Co.	3.700%	12/1/42	2,875	2,686
Walt Disney Co.	4.125%	6/1/44	8,575	8,561
WPP Finance 2010	4.750%	11/21/21	7,701	8,403
WPP Finance 2010	3.750%	9/19/24	3,325	3,280
WPP Finance 2010	5.125%	9/7/42	700	719
WPP Finance 2010	5.625%	11/15/43	3,600	3,915

Consumer Cyclical (1.5%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,275	1,443
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,938
Amazon.com Inc.	0.650%	11/27/15	3,075	3,078
Amazon.com Inc.	1.200%	11/29/17	6,650	6,584
Amazon.com Inc.	2.500%	11/29/22	4,300	4,043
American Honda Finance Corp.	1.125%	10/7/16	5,000	5,016
American Honda Finance Corp.	1.200%	7/14/17	7,700	7,672
American Honda Finance Corp.	2.125%	10/10/18	3,650	3,672
American Honda Finance Corp.	2.250%	8/15/19	3,550	3,536
AutoNation Inc.	6.750%	4/15/18	2,300	2,634
AutoZone Inc.	1.300%	1/13/17	8,000	7,998
AutoZone Inc.	7.125%	8/1/18	7,100	8,349
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,000	992
Bed Bath & Beyond Inc.	4.915%	8/1/34	1,475	1,466
Bed Bath & Beyond Inc.	5.165%	8/1/44	4,525	4,431

BorgWarner Inc.	4.625%	9/15/20	400	434
Brinker International Inc.	2.600%	5/15/18	6,938	6,932
Brinker International Inc.	3.875%	5/15/23	15,225	14,865
Carnival Corp.	1.200%	2/5/16	1,600	1,605
Carnival Corp.	1.875%	12/15/17	1,250	1,252
Carnival Corp.	3.950%	10/15/20	1,175	1,230
Costco Wholesale Corp.	0.650%	12/7/15	5,000	5,008
Costco Wholesale Corp.	5.500%	3/15/17	5,400	5,958
Costco Wholesale Corp.	1.125%	12/15/17	8,175	8,111
Costco Wholesale Corp.	1.700%	12/15/19	6,500	6,358
Cummins Inc.	3.650%	10/1/23	2,750	2,845
Cummins Inc.	4.875%	10/1/43	3,175	3,502
CVS Health Corp.	3.250%	5/18/15	2,245	2,284
CVS Health Corp.	6.125%	8/15/16	1,425	1,563
CVS Health Corp.	1.200%	12/5/16	650	651
CVS Health Corp.	5.750%	6/1/17	7,727	8,592
CVS Health Corp.	2.250%	12/5/18	4,600	4,619
CVS Health Corp.	4.125%	5/15/21	250	267
CVS Health Corp.	2.750%	12/1/22	5,025	4,799
CVS Health Corp.	4.000%	12/5/23	5,570	5,803
CVS Health Corp.	5.750%	5/15/41	3,595	4,248
CVS Health Corp.	5.300%	12/5/43	10,500	11,793
8 Daimler Finance North America LLC	2.625%	9/15/16	2,300	2,367
Daimler Finance North America LLC	8.500%	1/18/31	7,620	11,476
Darden Restaurants Inc.	6.200%	10/15/17	2,025	2,257
Darden Restaurants Inc.	3.350%	11/1/22	268	249
Delphi Corp.	6.125%	5/15/21	1,700	1,857
Delphi Corp.	5.000%	2/15/23	5,550	5,938
Dollar General Corp.	3.250%	4/15/23	10,420	9,311
eBay Inc.	1.625%	10/15/15	1,150	1,163
eBay Inc.	1.350%	7/15/17	5,375	5,361
eBay Inc.	2.200%	8/1/19	11,925	11,792
eBay Inc.	3.250%	10/15/20	1,175	1,201
eBay Inc.	2.875%	8/1/21	7,000	6,834
eBay Inc.	2.600%	7/15/22	800	755
eBay Inc.	3.450%	8/1/24	7,125	6,914
eBay Inc.	4.000%	7/15/42	3,575	3,112
Expedia Inc.	7.456%	8/15/18	250	292
Expedia Inc.	5.950%	8/15/20	10,800	12,139
Family Dollar Stores Inc.	5.000%	2/1/21	1,275	1,324
Ford Holdings LLC	9.300%	3/1/30	175	260
Ford Motor Co.	6.500%	8/1/18	1,025	1,182
Ford Motor Co.	6.625%	10/1/28	3,075	3,718
Ford Motor Co.	6.375%	2/1/29	2,375	2,826
Ford Motor Co.	7.450%	7/16/31	9,475	12,510
Ford Motor Co.	4.750%	1/15/43	12,825	12,757
Ford Motor Co.	7.400%	11/1/46	2,650	3,616
Ford Motor Credit Co. LLC	4.207%	4/15/16	11,915	12,460
Ford Motor Credit Co. LLC	3.984%	6/15/16	1,875	1,956
Ford Motor Credit Co. LLC	8.000%	12/15/16	12,075	13,731
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,750	2,915
Ford Motor Credit Co. LLC	3.000%	6/12/17	8,500	8,773
Ford Motor Credit Co. LLC	6.625%	8/15/17	15,225	17,207
Ford Motor Credit Co. LLC	1.724%	12/6/17	5,500	5,470
Ford Motor Credit Co. LLC	2.375%	1/16/18	6,500	6,564
Ford Motor Credit Co. LLC	5.000%	5/15/18	11,375	12,429
Ford Motor Credit Co. LLC	2.375%	3/12/19	19,500	19,313
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,565	15,706

Ford Motor Credit Co. LLC	5.750%	2/1/21	10,075	11,459
Ford Motor Credit Co. LLC	5.875%	8/2/21	9,350	10,747
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,725	4,938
Ford Motor Credit Co. LLC	4.375%	8/6/23	8,325	8,704
Gap Inc.	5.950%	4/12/21	19,175	21,746
Home Depot Inc.	5.400%	3/1/16	7,970	8,499
Home Depot Inc.	2.250%	9/10/18	8,800	8,931
Home Depot Inc.	2.000%	6/15/19	2,000	1,989
Home Depot Inc.	4.400%	4/1/21	3,230	3,579
Home Depot Inc.	2.700%	4/1/23	7,000	6,780
Home Depot Inc.	3.750%	2/15/24	14,080	14,651
Home Depot Inc.	5.875%	12/16/36	15,937	19,676
Home Depot Inc.	5.400%	9/15/40	1,890	2,205
Home Depot Inc.	5.950%	4/1/41	5,575	6,935
Home Depot Inc.	4.200%	4/1/43	5,000	4,939
Home Depot Inc.	4.875%	2/15/44	7,800	8,497
Home Depot Inc.	4.400%	3/15/45	3,000	3,028
Host Hotels & Resorts LP	5.875%	6/15/19	7,701	8,153
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,420
Host Hotels & Resorts LP	5.250%	3/15/22	3,794	4,150
Host Hotels & Resorts LP	3.750%	10/15/23	1,125	1,108
Hyatt Hotels Corp.	3.375%	7/15/23	4,450	4,331
International Game Technology	7.500%	6/15/19	5,390	6,100
International Game Technology	5.500%	6/15/20	2,105	2,224
Johnson Controls Inc.	5.500%	1/15/16	4,000	4,240
Johnson Controls Inc.	2.600%	12/1/16	1,475	1,524
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,558
Johnson Controls Inc.	4.250%	3/1/21	5,405	5,779
Johnson Controls Inc.	3.750%	12/1/21	1,425	1,465
Johnson Controls Inc.	3.625%	7/2/24	5,000	4,951
Johnson Controls Inc.	6.000%	1/15/36	350	411
Johnson Controls Inc.	5.700%	3/1/41	795	910
Johnson Controls Inc.	5.250%	12/1/41	1,475	1,593
Johnson Controls Inc.	4.625%	7/2/44	2,500	2,449
Johnson Controls Inc.	4.950%	7/2/64	1,425	1,398
Kohl's Corp.	6.250%	12/15/17	2,625	2,968
Kohl's Corp.	4.000%	11/1/21	2,955	3,088
Kohl's Corp.	3.250%	2/1/23	1,750	1,695
Kohl's Corp.	6.000%	1/15/33	5,093	5,599
Kohl's Corp.	6.875%	12/15/37	700	856
Lowe's Cos. Inc.	5.400%	10/15/16	1,925	2,097
Lowe's Cos. Inc.	6.100%	9/15/17	875	991
Lowe's Cos. Inc.	4.625%	4/15/20	3,355	3,720
Lowe's Cos. Inc.	3.750%	4/15/21	4,045	4,302
Lowe's Cos. Inc.	3.800%	11/15/21	3,775	3,993
Lowe's Cos. Inc.	3.120%	4/15/22	2,125	2,153
Lowe's Cos. Inc.	3.875%	9/15/23	5,325	5,614
Lowe's Cos. Inc.	3.125%	9/15/24	9,125	8,942
Lowe's Cos. Inc.	6.875%	2/15/28	350	449
Lowe's Cos. Inc.	6.500%	3/15/29	1,050	1,310
Lowe's Cos. Inc.	5.800%	10/15/36	7,175	8,601
Lowe's Cos. Inc.	5.800%	4/15/40	120	145
Lowe's Cos. Inc.	5.125%	11/15/41	1,200	1,350
Lowe's Cos. Inc.	4.650%	4/15/42	6,800	7,110
Lowe's Cos. Inc.	5.000%	9/15/43	5,650	6,237
Lowe's Cos. Inc.	4.250%	9/15/44	6,250	6,111
Macy's Retail Holdings Inc.	5.900%	12/1/16	2,626	2,887
Macy's Retail Holdings Inc.	3.875%	1/15/22	9,100	9,457

Macy's Retail Holdings Inc.	2.875%	2/15/23	10,608	10,142
Macy's Retail Holdings Inc.	4.375%	9/1/23	5,715	6,035
Macy's Retail Holdings Inc.	7.000%	2/15/28	2,600	3,231
Macy's Retail Holdings Inc.	6.900%	4/1/29	1,500	1,896
Macy's Retail Holdings Inc.	6.375%	3/15/37	2,300	2,840
Macy's Retail Holdings Inc.	5.125%	1/15/42	7,025	7,354
Macy's Retail Holdings Inc.	4.300%	2/15/43	2,725	2,509
Marriott International Inc.	3.000%	3/1/19	1,750	1,797
Marriott International Inc.	3.375%	10/15/20	1,050	1,079
Marriott International Inc.	3.250%	9/15/22	7,925	7,884
MasterCard Inc.	2.000%	4/1/19	2,175	2,162
MasterCard Inc.	3.375%	4/1/24	4,150	4,197
McDonald's Corp.	5.300%	3/15/17	300	330
McDonald's Corp.	5.800%	10/15/17	4,050	4,561
McDonald's Corp.	5.350%	3/1/18	4,995	5,589
McDonald's Corp.	5.000%	2/1/19	4,525	5,080
McDonald's Corp.	2.625%	1/15/22	11,090	10,981
McDonald's Corp.	3.250%	6/10/24	600	594
McDonald's Corp.	6.300%	10/15/37	325	415
McDonald's Corp.	6.300%	3/1/38	1,825	2,346
McDonald's Corp.	3.700%	2/15/42	12,525	11,409
McDonald's Corp.	3.625%	5/1/43	1,550	1,382
MDC Holdings Inc.	6.000%	1/15/43	6,975	6,413
NIKE Inc.	2.250%	5/1/23	375	355
NIKE Inc.	3.625%	5/1/43	6,125	5,761
Nordstrom Inc.	6.250%	1/15/18	5,625	6,410
Nordstrom Inc.	4.750%	5/1/20	2,675	2,947
Nordstrom Inc.	4.000%	10/15/21	7,190	7,693
Nordstrom Inc.	5.000%	1/15/44	3,335	3,585
NVR Inc.	3.950%	9/15/22	6,900	6,959
O'Reilly Automotive Inc.	4.875%	1/14/21	600	655
O'Reilly Automotive Inc.	3.800%	9/1/22	4,554	4,653
O'Reilly Automotive Inc.	3.850%	6/15/23	1,000	1,020
PACCAR Financial Corp.	1.050%	6/5/15	750	754
PACCAR Financial Corp.	1.150%	8/16/16	5,150	5,194
PACCAR Financial Corp.	1.600%	3/15/17	3,725	3,763
PACCAR Financial Corp.	1.100%	6/6/17	500	498
PACCAR Financial Corp.	2.200%	9/15/19	1,600	1,603
QVC Inc.	3.125%	4/1/19	1,550	1,555
QVC Inc.	5.125%	7/2/22	425	447
QVC Inc.	4.375%	3/15/23	650	648
QVC Inc.	4.850%	4/1/24	4,150	4,244
QVC Inc.	5.950%	3/15/43	3,075	3,221
Ralph Lauren Corp.	2.125%	9/26/18	1,675	1,688
Ross Stores Inc.	3.375%	9/15/24	1,500	1,491
Signet UK Finance plc	4.700%	6/15/24	1,900	1,913
Staples Inc.	2.750%	1/12/18	9,000	9,111
Staples Inc.	4.375%	1/12/23	2,628	2,605
Starbucks Corp.	0.875%	12/5/16	2,525	2,524
Starbucks Corp.	2.000%	12/5/18	1,700	1,712
Starbucks Corp.	3.850%	10/1/23	5,350	5,597
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	5,500	5,276
Target Corp.	5.875%	7/15/16	2,825	3,079
Target Corp.	5.375%	5/1/17	850	939
Target Corp.	6.000%	1/15/18	3,555	4,026
Target Corp.	2.300%	6/26/19	6,950	6,954
Target Corp.	3.875%	7/15/20	5,630	6,030
Target Corp.	2.900%	1/15/22	10,700	10,613

Target Corp.	3.500%	7/1/24	8,000	8,004
Target Corp.	6.350%	11/1/32	2,075	2,638
Target Corp.	6.500%	10/15/37	9,778	12,557
Target Corp.	4.000%	7/1/42	5,000	4,618
8 Tiffany & Co.	3.800%	10/1/24	1,225	1,223
8 Tiffany & Co.	4.900%	10/1/44	1,650	1,651
TJX Cos. Inc.	6.950%	4/15/19	1,425	1,708
TJX Cos. Inc.	2.750%	6/15/21	9,100	9,050
TJX Cos. Inc.	2.500%	5/15/23	4,550	4,343
Toyota Motor Credit Corp.	2.800%	1/11/16	1,890	1,942
Toyota Motor Credit Corp.	2.000%	9/15/16	3,125	3,189
Toyota Motor Credit Corp.	2.050%	1/12/17	15,855	16,209
Toyota Motor Credit Corp.	1.125%	5/16/17	4,800	4,783
Toyota Motor Credit Corp.	1.250%	10/5/17	9,100	9,032
Toyota Motor Credit Corp.	1.375%	1/10/18	6,125	6,074
Toyota Motor Credit Corp.	2.000%	10/24/18	7,625	7,644
Toyota Motor Credit Corp.	2.100%	1/17/19	9,975	9,997
Toyota Motor Credit Corp.	2.125%	7/18/19	7,500	7,473
Toyota Motor Credit Corp.	4.500%	6/17/20	1,723	1,900
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,399
Toyota Motor Credit Corp.	2.750%	5/17/21	7,500	7,518
Toyota Motor Credit Corp.	3.400%	9/15/21	1,845	1,902
Toyota Motor Credit Corp.	3.300%	1/12/22	5,725	5,884
Toyota Motor Credit Corp.	2.625%	1/10/23	6,975	6,792
VF Corp.	5.950%	11/1/17	1,975	2,248
VF Corp.	3.500%	9/1/21	4,695	4,932
VF Corp.	6.450%	11/1/37	1,275	1,659
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,295
Wal-Mart Stores Inc.	1.500%	10/25/15	12,135	12,275
Wal-Mart Stores Inc.	5.375%	4/5/17	625	689
Wal-Mart Stores Inc.	5.800%	2/15/18	8,295	9,425
Wal-Mart Stores Inc.	1.950%	12/15/18	10,375	10,431
Wal-Mart Stores Inc.	3.625%	7/8/20	4,750	5,049
Wal-Mart Stores Inc.	3.250%	10/25/20	6,795	7,077
Wal-Mart Stores Inc.	4.250%	4/15/21	13,235	14,536
Wal-Mart Stores Inc.	2.550%	4/11/23	5,000	4,794
Wal-Mart Stores Inc.	3.300%	4/22/24	10,000	10,111
Wal-Mart Stores Inc.	5.875%	4/5/27	12,150	15,130
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	5,214
Wal-Mart Stores Inc.	5.250%	9/1/35	3,280	3,819
Wal-Mart Stores Inc.	6.500%	8/15/37	8,515	11,293
Wal-Mart Stores Inc.	6.200%	4/15/38	13,305	17,014
Wal-Mart Stores Inc.	5.625%	4/1/40	2,050	2,503
Wal-Mart Stores Inc.	4.875%	7/8/40	8,595	9,396
Wal-Mart Stores Inc.	5.000%	10/25/40	5,300	5,991
Wal-Mart Stores Inc.	5.625%	4/15/41	13,545	16,359
Wal-Mart Stores Inc.	4.000%	4/11/43	5,000	4,856
Wal-Mart Stores Inc.	4.750%	10/2/43	13,350	14,447
Wal-Mart Stores Inc.	4.300%	4/22/44	13,400	13,480
Walgreen Co.	1.800%	9/15/17	7,300	7,328
Walgreen Co.	5.250%	1/15/19	1,970	2,191
Walgreen Co.	3.100%	9/15/22	3,550	3,430
Walgreen Co.	4.400%	9/15/42	1,300	1,210
Western Union Co.	5.930%	10/1/16	1,825	1,991
Western Union Co.	5.253%	4/1/20	347	379
Western Union Co.	6.200%	11/17/36	3,350	3,450
Western Union Co.	6.200%	6/21/40	1,100	1,128
Wyndham Worldwide Corp.	2.500%	3/1/18	975	978

Wyndham Worldwide Corp.	4.250%	3/1/22	9,740	9,842
Wyndham Worldwide Corp.	3.900%	3/1/23	600	590
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,063
Yum! Brands Inc.	6.250%	4/15/16	2,850	3,067
Yum! Brands Inc.	6.250%	3/15/18	379	429
Yum! Brands Inc.	5.300%	9/15/19	685	760
Yum! Brands Inc.	3.875%	11/1/20	1,175	1,224

Consumer Noncyclical (3.3%)
Abbott Laboratories	5.125%	4/1/19	13,902	15,674
Abbott Laboratories	4.125%	5/27/20	3,000	3,259
Abbott Laboratories	6.150%	11/30/37	2,405	3,127
Abbott Laboratories	6.000%	4/1/39	350	448
Abbott Laboratories	5.300%	5/27/40	2,255	2,676
AbbVie Inc.	1.200%	11/6/15	23,850	23,939
AbbVie Inc.	1.750%	11/6/17	16,785	16,728
AbbVie Inc.	2.000%	11/6/18	12,725	12,529
AbbVie Inc.	2.900%	11/6/22	17,182	16,409
AbbVie Inc.	4.400%	11/6/42	15,750	14,704
8 Actavis Funding SCS	1.300%	6/15/17	13,600	13,374
8 Actavis Funding SCS	2.450%	6/15/19	4,400	4,291
8 Actavis Funding SCS	3.850%	6/15/24	7,100	6,868
8 Actavis Funding SCS	4.850%	6/15/44	8,900	8,382
Actavis Inc.	1.875%	10/1/17	4,525	4,486
Actavis Inc.	3.250%	10/1/22	8,300	7,980
Actavis Inc.	4.625%	10/1/42	1,225	1,121
Allergan Inc.	5.750%	4/1/16	400	427
Allergan Inc.	3.375%	9/15/20	5,000	4,941
Altria Group Inc.	4.125%	9/11/15	775	800
Altria Group Inc.	9.700%	11/10/18	3,244	4,182
Altria Group Inc.	9.250%	8/6/19	401	522
Altria Group Inc.	4.750%	5/5/21	7,150	7,806
Altria Group Inc.	2.850%	8/9/22	10,050	9,629
Altria Group Inc.	2.950%	5/2/23	425	405
Altria Group Inc.	4.000%	1/31/24	16,350	16,674
Altria Group Inc.	9.950%	11/10/38	3,559	5,892
Altria Group Inc.	10.200%	2/6/39	10,395	17,621
Altria Group Inc.	4.250%	8/9/42	3,400	3,098
Altria Group Inc.	4.500%	5/2/43	5,175	4,893
Altria Group Inc.	5.375%	1/31/44	7,325	7,797
AmerisourceBergen Corp.	1.150%	5/15/17	5,070	5,029
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,086
AmerisourceBergen Corp.	3.500%	11/15/21	5,200	5,354
AmerisourceBergen Corp.	3.400%	5/15/24	4,000	3,976
Amgen Inc.	2.300%	6/15/16	2,820	2,885
Amgen Inc.	2.500%	11/15/16	1,660	1,709
Amgen Inc.	2.125%	5/15/17	3,825	3,891
Amgen Inc.	1.250%	5/22/17	3,800	3,781
Amgen Inc.	5.850%	6/1/17	7,750	8,627
Amgen Inc.	6.150%	6/1/18	6,505	7,412
Amgen Inc.	5.700%	2/1/19	4,714	5,365
Amgen Inc.	2.200%	5/22/19	1,650	1,631
Amgen Inc.	3.450%	10/1/20	825	855
Amgen Inc.	4.100%	6/15/21	6,765	7,186
Amgen Inc.	3.875%	11/15/21	1,660	1,745
Amgen Inc.	3.625%	5/15/22	17,075	17,383
Amgen Inc.	3.625%	5/22/24	13,500	13,381
Amgen Inc.	6.375%	6/1/37	12,200	14,808

Amgen Inc.	6.900%	6/1/38	5,023	6,527
Amgen Inc.	6.400%	2/1/39	3,250	3,973
Amgen Inc.	5.750%	3/15/40	2,665	3,072
Amgen Inc.	4.950%	10/1/41	9,275	9,709
Amgen Inc.	5.150%	11/15/41	10,271	10,838
Amgen Inc.	5.650%	6/15/42	3,800	4,308
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,375	1,520
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,307	7,023
Anheuser-Busch Cos. LLC	6.800%	8/20/32	775	1,016
Anheuser-Busch Cos. LLC	5.750%	4/1/36	2,705	3,199
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	5,000	5,016
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	1,500	1,500
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	13,465	13,210
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	7,000	6,964
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	14,425	13,569
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,850	8,909
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	17,825	16,421
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,225	4,294
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,893	1,946
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	17,545	17,526
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	12,685	15,330
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	3,675	4,412
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	16,040	18,125
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,450	4,957
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,875	4,206
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	11,800	11,153
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,715	7,131
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	3,075	3,971
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,450	9,283
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	118
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,625	4,045
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,145	2,364
Archer-Daniels-Midland Co.	5.935%	10/1/32	650	807
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,225	3,777
Archer-Daniels-Midland Co.	5.765%	3/1/41	4,970	6,091
Archer-Daniels-Midland Co.	4.016%	4/16/43	2,125	2,025
6 Ascension Health Alliance	4.847%	11/15/53	4,875	5,420
AstraZeneca plc	5.900%	9/15/17	11,965	13,470
AstraZeneca plc	1.950%	9/18/19	2,500	2,470
AstraZeneca plc	6.450%	9/15/37	17,105	22,173
AstraZeneca plc	4.000%	9/18/42	1,000	938
Avon Products Inc.	5.750%	3/1/18	1,460	1,552
Avon Products Inc.	6.500%	3/1/19	670	721
Avon Products Inc.	4.600%	3/15/20	6,000	6,129
Avon Products Inc.	5.000%	3/15/23	200	196
Avon Products Inc.	6.950%	3/15/43	3,300	3,302
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	850	928
Baxter International Inc.	5.900%	9/1/16	1,250	1,368
Baxter International Inc.	1.850%	1/15/17	8,350	8,473
Baxter International Inc.	4.250%	3/15/20	3,000	3,238
Baxter International Inc.	2.400%	8/15/22	8,535	8,061
Baxter International Inc.	3.200%	6/15/23	4,911	4,865
Baxter International Inc.	3.650%	8/15/42	1,400	1,267
Beam Suntory Inc.	1.875%	5/15/17	1,825	1,835
Beam Suntory Inc.	1.750%	6/15/18	1,025	1,008
Beam Suntory Inc.	3.250%	5/15/22	1,400	1,395
Beam Suntory Inc.	3.250%	6/15/23	850	829

Becton Dickinson & Co.	1.750%	11/8/16	90	92
Becton Dickinson & Co.	5.000%	5/15/19	450	505
Becton Dickinson & Co.	3.250%	11/12/20	8,340	8,675
Becton Dickinson & Co.	3.125%	11/8/21	2,985	3,054
Becton Dickinson & Co.	5.000%	11/12/40	6,622	7,329
Biogen Idec Inc.	6.875%	3/1/18	600	698
Boston Scientific Corp.	6.250%	11/15/15	6,000	6,364
Boston Scientific Corp.	6.400%	6/15/16	4,500	4,894
Boston Scientific Corp.	5.125%	1/12/17	3,750	4,038
Boston Scientific Corp.	2.650%	10/1/18	4,050	4,083
Boston Scientific Corp.	6.000%	1/15/20	3,870	4,418
Boston Scientific Corp.	4.125%	10/1/23	7,600	7,790
Boston Scientific Corp.	7.000%	11/15/35	2,850	3,711
Boston Scientific Corp.	7.375%	1/15/40	1,125	1,558
Bottling Group LLC	5.500%	4/1/16	4,050	4,342
Bottling Group LLC	5.125%	1/15/19	4,119	4,613
Bristol-Myers Squibb Co.	1.750%	3/1/19	2,375	2,345
Bristol-Myers Squibb Co.	2.000%	8/1/22	3,275	3,032
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	130
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,625	3,635
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	133
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,863	3,500
Bristol-Myers Squibb Co.	6.125%	5/1/38	910	1,160
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,925	1,611
Bristol-Myers Squibb Co.	4.500%	3/1/44	2,000	2,072
Brown-Forman Corp.	1.000%	1/15/18	800	782
Brown-Forman Corp.	2.250%	1/15/23	1,375	1,281
Brown-Forman Corp.	3.750%	1/15/43	1,800	1,697
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	594
Bunge Ltd. Finance Corp.	8.500%	6/15/19	6,975	8,660
Campbell Soup Co.	3.050%	7/15/17	525	547
Campbell Soup Co.	4.250%	4/15/21	2,175	2,337
Campbell Soup Co.	2.500%	8/2/22	4,000	3,782
Campbell Soup Co.	3.800%	8/2/42	2,800	2,425
Cardinal Health Inc.	1.700%	3/15/18	3,850	3,816
Cardinal Health Inc.	4.625%	12/15/20	4,935	5,378
Cardinal Health Inc.	3.200%	6/15/22	5,000	4,931
Cardinal Health Inc.	3.200%	3/15/23	3,450	3,379
Cardinal Health Inc.	4.600%	3/15/43	475	483
CareFusion Corp.	6.375%	8/1/19	5,085	5,825
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,150	2,159
6 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	7,400	7,222
Celgene Corp.	2.450%	10/15/15	750	763
Celgene Corp.	2.300%	8/15/18	2,500	2,512
Celgene Corp.	2.250%	5/15/19	3,975	3,962
Celgene Corp.	3.950%	10/15/20	5,075	5,378
Celgene Corp.	3.250%	8/15/22	4,750	4,713
Celgene Corp.	4.000%	8/15/23	2,050	2,124
Celgene Corp.	3.625%	5/15/24	4,375	4,340
Celgene Corp.	5.700%	10/15/40	3,707	4,276
Celgene Corp.	5.250%	8/15/43	3,100	3,376
Celgene Corp.	4.625%	5/15/44	5,750	5,614
Church & Dwight Co. Inc.	3.350%	12/15/15	1,000	1,033
Cleveland Clinic Foundation	4.858%	1/1/14	10,000	9,907
Clorox Co.	3.550%	11/1/15	1,850	1,906
Clorox Co.	5.950%	10/15/17	2,832	3,197
Clorox Co.	3.050%	9/15/22	4,800	4,762
Coca-Cola Co.	0.750%	3/13/15	575	576

Coca-Cola Co.	1.500%	11/15/15	3,775	3,818
Coca-Cola Co.	1.800%	9/1/16	2,900	2,958
Coca-Cola Co.	5.350%	11/15/17	7,825	8,743
Coca-Cola Co.	1.650%	3/14/18	725	727
Coca-Cola Co.	1.150%	4/1/18	4,121	4,057
Coca-Cola Co.	1.650%	11/1/18	7,100	7,062
Coca-Cola Co.	4.875%	3/15/19	5,910	6,647
Coca-Cola Co.	2.450%	11/1/20	6,600	6,624
Coca-Cola Co.	3.150%	11/15/20	1,100	1,146
Coca-Cola Co.	3.300%	9/1/21	5,000	5,193
Coca-Cola Co.	2.500%	4/1/23	5,000	4,787
Coca-Cola Co.	3.200%	11/1/23	13,700	13,717
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,595	1,618
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,350	2,431
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	841
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	10,250	10,579
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	3,500	3,885
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,648
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	1,800	2,421
Colgate-Palmolive Co.	1.300%	1/15/17	4,375	4,409
Colgate-Palmolive Co.	2.450%	11/15/21	1,510	1,498
Colgate-Palmolive Co.	2.300%	5/3/22	7,025	6,784
Colgate-Palmolive Co.	1.950%	2/1/23	5,250	4,885
ConAgra Foods Inc.	1.300%	1/25/16	2,500	2,510
ConAgra Foods Inc.	5.819%	6/15/17	138	152
ConAgra Foods Inc.	1.900%	1/25/18	9,210	9,155
ConAgra Foods Inc.	2.100%	3/15/18	4,743	4,759
ConAgra Foods Inc.	7.000%	4/15/19	919	1,081
ConAgra Foods Inc.	3.250%	9/15/22	5,000	4,855
ConAgra Foods Inc.	3.200%	1/25/23	4,594	4,398
ConAgra Foods Inc.	7.125%	10/1/26	1,515	1,891
ConAgra Foods Inc.	8.250%	9/15/30	675	958
ConAgra Foods Inc.	6.625%	8/15/39	5,500	6,742
ConAgra Foods Inc.	4.650%	1/25/43	2,970	2,881
Covidien International Finance SA	6.000%	10/15/17	4,332	4,895
Covidien International Finance SA	3.200%	6/15/22	5,869	5,903
Covidien International Finance SA	2.950%	6/15/23	8,500	8,211
Covidien International Finance SA	6.550%	10/15/37	10,199	13,164
CR Bard Inc.	1.375%	1/15/18	4,050	4,003
CR Bard Inc.	4.400%	1/15/21	2,220	2,421
Delhaize Group SA	6.500%	6/15/17	235	263
Delhaize Group SA	5.700%	10/1/40	14,041	14,710
DENTSPLY International Inc.	2.750%	8/15/16	100	103
DENTSPLY International Inc.	4.125%	8/15/21	125	131
Diageo Capital plc	0.625%	4/29/16	1,000	998
Diageo Capital plc	5.500%	9/30/16	425	463
Diageo Capital plc	1.500%	5/11/17	10,750	10,815
Diageo Capital plc	5.750%	10/23/17	8,676	9,761
Diageo Capital plc	4.828%	7/15/20	3,300	3,684
Diageo Capital plc	2.625%	4/29/23	16,000	15,148
Diageo Capital plc	5.875%	9/30/36	200	241
Diageo Capital plc	3.875%	4/29/43	1,200	1,117
Diageo Finance BV	5.300%	10/28/15	1,800	1,894
Diageo Investment Corp.	2.875%	5/11/22	9,075	8,893
Diageo Investment Corp.	7.450%	4/15/35	200	283
Diageo Investment Corp.	4.250%	5/11/42	3,650	3,581
Dignity Health California GO	3.125%	11/1/22	900	855
Dignity Health California GO	4.500%	11/1/42	4,500	4,303

Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,045	3,127
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	1,920	2,234
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	7,785	7,887
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,475	2,411
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,300	1,255
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	596
Edwards Lifesciences Corp.	2.875%	10/15/18	950	963
Eli Lilly & Co.	5.200%	3/15/17	3,925	4,308
Eli Lilly & Co.	1.950%	3/15/19	3,500	3,486
Eli Lilly & Co.	5.500%	3/15/27	2,950	3,527
Eli Lilly & Co.	5.550%	3/15/37	6,100	7,315
Eli Lilly & Co.	5.950%	11/15/37	1,010	1,280
Eli Lilly & Co.	4.650%	6/15/44	4,600	4,888
Energizer Holdings Inc.	4.700%	5/19/21	1,325	1,366
Energizer Holdings Inc.	4.700%	5/24/22	1,750	1,803
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,700	1,626
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	242
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	551
Express Scripts Holding Co.	3.125%	5/15/16	5,000	5,182
Express Scripts Holding Co.	2.650%	2/15/17	12,015	12,362
Express Scripts Holding Co.	4.750%	11/15/21	5,738	6,268
Express Scripts Holding Co.	3.900%	2/15/22	22,150	22,874
Express Scripts Holding Co.	3.500%	6/15/24	8,005	7,840
Express Scripts Holding Co.	6.125%	11/15/41	8,880	10,801
Flowers Foods Inc.	4.375%	4/1/22	1,500	1,569
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	558
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,600	2,428
Genentech Inc.	5.250%	7/15/35	4,720	5,493
General Mills Inc.	5.700%	2/15/17	2,525	2,788
General Mills Inc.	5.650%	2/15/19	8,175	9,293
General Mills Inc.	3.150%	12/15/21	5,875	5,972
General Mills Inc.	3.650%	2/15/24	2,725	2,767
General Mills Inc.	5.400%	6/15/40	4,505	5,123
Genzyme Corp.	3.625%	6/15/15	2,875	2,940
Gilead Sciences Inc.	3.050%	12/1/16	5,375	5,596
Gilead Sciences Inc.	2.050%	4/1/19	2,645	2,623
Gilead Sciences Inc.	4.500%	4/1/21	2,025	2,214
Gilead Sciences Inc.	4.400%	12/1/21	8,952	9,782
Gilead Sciences Inc.	3.700%	4/1/24	9,125	9,298
Gilead Sciences Inc.	5.650%	12/1/41	5,325	6,266
Gilead Sciences Inc.	4.800%	4/1/44	17,200	18,084
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	11,580	13,110
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,781	6,555
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	775	906
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	19,760	25,579
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,175	2,124
GlaxoSmithKline Capital plc	1.500%	5/8/17	13,500	13,588
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,725	7,593
Hasbro Inc.	6.300%	9/15/17	1,375	1,546
Hasbro Inc.	3.150%	5/15/21	6,650	6,660
Hasbro Inc.	6.350%	3/15/40	1,200	1,425
Hasbro Inc.	5.100%	5/15/44	4,750	4,879
Hershey Co.	5.450%	9/1/16	425	464
Hershey Co.	1.500%	11/1/16	2,125	2,157
Hershey Co.	4.125%	12/1/20	1,710	1,863
Hershey Co.	2.625%	5/1/23	1,750	1,694
Hormel Foods Corp.	4.125%	4/15/21	625	679
Ingredion Inc.	3.200%	11/1/15	1,700	1,739

Ingredion Inc.	4.625%	11/1/20	890	957
Ingredion Inc.	6.625%	4/15/37	575	713
International Flavors & Fragrances Inc.	3.200%	5/1/23	525	513
JM Smucker Co.	3.500%	10/15/21	995	1,029
Johnson & Johnson	5.550%	8/15/17	2,050	2,303
Johnson & Johnson	5.150%	7/15/18	4,550	5,122
Johnson & Johnson	1.650%	12/5/18	1,250	1,252
Johnson & Johnson	2.950%	9/1/20	10,000	10,376
Johnson & Johnson	3.550%	5/15/21	2,325	2,505
Johnson & Johnson	6.730%	11/15/23	1,203	1,557
Johnson & Johnson	3.375%	12/5/23	1,250	1,303
Johnson & Johnson	6.950%	9/1/29	1,300	1,822
Johnson & Johnson	4.950%	5/15/33	1,600	1,876
Johnson & Johnson	4.375%	12/5/33	3,835	4,169
Johnson & Johnson	5.950%	8/15/37	1,330	1,715
Johnson & Johnson	4.500%	9/1/40	1,370	1,493
Johnson & Johnson	4.500%	12/5/43	1,000	1,085
Kaiser Foundation Hospitals	3.500%	4/1/22	900	907
Kaiser Foundation Hospitals	4.875%	4/1/42	1,800	1,980
Kellogg Co.	4.450%	5/30/16	3,200	3,383
Kellogg Co.	1.875%	11/17/16	4,400	4,471
Kellogg Co.	4.000%	12/15/20	9,005	9,639
Kellogg Co.	7.450%	4/1/31	1,150	1,506
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	1,949
Kimberly-Clark Corp.	6.125%	8/1/17	5,804	6,559
Kimberly-Clark Corp.	7.500%	11/1/18	800	971
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,324
Kimberly-Clark Corp.	3.875%	3/1/21	2,940	3,183
Kimberly-Clark Corp.	2.400%	3/1/22	4,825	4,711
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,518
Kimberly-Clark Corp.	6.625%	8/1/37	200	271
Kimberly-Clark Corp.	5.300%	3/1/41	1,950	2,306
Kimberly-Clark Corp.	3.700%	6/1/43	1,275	1,189
Koninklijke Philips NV	5.750%	3/11/18	2,725	3,071
Koninklijke Philips NV	3.750%	3/15/22	8,500	8,857
Koninklijke Philips NV	6.875%	3/11/38	4,795	6,418
Koninklijke Philips NV	5.000%	3/15/42	9,575	10,443
Kraft Foods Group Inc.	2.250%	6/5/17	2,150	2,191
Kraft Foods Group Inc.	6.125%	8/23/18	12,252	14,056
Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,868
Kraft Foods Group Inc.	3.500%	6/6/22	10,825	10,967
Kraft Foods Group Inc.	6.875%	1/26/39	8,150	10,348
Kraft Foods Group Inc.	6.500%	2/9/40	8,900	10,992
Kraft Foods Group Inc.	5.000%	6/4/42	5,375	5,628
Kroger Co.	3.900%	10/1/15	2,350	2,427
Kroger Co.	2.200%	1/15/17	6,775	6,906
Kroger Co.	6.400%	8/15/17	435	492
Kroger Co.	6.800%	12/15/18	2,400	2,822
Kroger Co.	2.300%	1/15/19	5,845	5,851
Kroger Co.	6.150%	1/15/20	650	757
Kroger Co.	3.300%	1/15/21	1,850	1,876
Kroger Co.	3.850%	8/1/23	2,500	2,546
Kroger Co.	4.000%	2/1/24	1,093	1,120
Kroger Co.	7.700%	6/1/29	2,800	3,685
Kroger Co.	8.000%	9/15/29	8,675	11,519
Kroger Co.	7.500%	4/1/31	625	815
Kroger Co.	5.150%	8/1/43	1,000	1,063
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,025	1,086

Laboratory Corp. of America Holdings	2.200%	8/23/17	9,175	9,290
Laboratory Corp. of America Holdings	2.500%	11/1/18	500	502
Laboratory Corp. of America Holdings	3.750%	8/23/22	725	735
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	565
Life Technologies Corp.	3.500%	1/15/16	2,800	2,890
Life Technologies Corp.	6.000%	3/1/20	2,340	2,705
Life Technologies Corp.	5.000%	1/15/21	1,350	1,498
Lorillard Tobacco Co.	3.500%	8/4/16	13,355	13,872
Lorillard Tobacco Co.	2.300%	8/21/17	5,100	5,169
Lorillard Tobacco Co.	8.125%	6/23/19	2,825	3,458
Lorillard Tobacco Co.	3.750%	5/20/23	2,475	2,436
Lorillard Tobacco Co.	8.125%	5/1/40	2,239	3,043
Lorillard Tobacco Co.	7.000%	8/4/41	1,550	1,908
Mattel Inc.	2.500%	11/1/16	1,125	1,155
Mattel Inc.	1.700%	3/15/18	550	546
Mattel Inc.	3.150%	3/15/23	750	738
Mattel Inc.	5.450%	11/1/41	845	915
6 Mayo Clinic	3.774%	11/15/43	5,125	4,721
6 Mayo Clinic	4.000%	11/15/47	1,125	1,089
McCormick & Co. Inc.	3.900%	7/15/21	875	937
McCormick & Co. Inc.	3.500%	9/1/23	1,400	1,437
McKesson Corp.	3.250%	3/1/16	1,628	1,682
McKesson Corp.	5.700%	3/1/17	5,000	5,491
McKesson Corp.	1.292%	3/10/17	1,000	997
McKesson Corp.	7.500%	2/15/19	550	665
McKesson Corp.	2.284%	3/15/19	5,500	5,460
McKesson Corp.	4.750%	3/1/21	1,740	1,940
McKesson Corp.	2.700%	12/15/22	5,600	5,355
McKesson Corp.	3.796%	3/15/24	2,000	2,018
McKesson Corp.	6.000%	3/1/41	5,500	6,478
McKesson Corp.	4.883%	3/15/44	2,650	2,729
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,309	2,548
Mead Johnson Nutrition Co.	5.900%	11/1/39	6,135	7,290
Mead Johnson Nutrition Co.	4.600%	6/1/44	3,800	3,834
Medco Health Solutions Inc.	7.125%	3/15/18	9,080	10,579
Medco Health Solutions Inc.	4.125%	9/15/20	590	629
Medtronic Inc.	4.750%	9/15/15	1,775	1,847
Medtronic Inc.	1.375%	4/1/18	6,845	6,745
Medtronic Inc.	5.600%	3/15/19	1,000	1,138
Medtronic Inc.	4.450%	3/15/20	1,650	1,819
Medtronic Inc.	4.125%	3/15/21	590	632
Medtronic Inc.	3.125%	3/15/22	17,680	17,599
Medtronic Inc.	3.625%	3/15/24	5,000	5,121
Medtronic Inc.	6.500%	3/15/39	500	660
Medtronic Inc.	5.550%	3/15/40	1,725	2,067
Medtronic Inc.	4.500%	3/15/42	4,875	5,028
Medtronic Inc.	4.625%	3/15/44	2,075	2,136
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	700	788
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	4,425	4,302
Merck & Co. Inc.	2.250%	1/15/16	3,850	3,929
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,604
Merck & Co. Inc.	1.100%	1/31/18	3,775	3,729
Merck & Co. Inc.	2.400%	9/15/22	8,750	8,355
Merck & Co. Inc.	2.800%	5/18/23	9,500	9,240
Merck & Co. Inc.	6.500%	12/1/33	4,150	5,526
Merck & Co. Inc.	6.550%	9/15/37	5,015	6,673

Merck & Co. Inc.	3.600%	9/15/42	1,800	1,622
Merck & Co. Inc.	4.150%	5/18/43	6,175	6,069
Merck Sharp & Dohme Corp.	4.000%	6/30/15	2,590	2,661
Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,845	8,841
Merck Sharp & Dohme Corp.	6.400%	3/1/28	4,550	5,893
Merck Sharp & Dohme Corp.	5.950%	12/1/28	775	961
Merck Sharp & Dohme Corp.	5.750%	11/15/36	5,325	6,555
Merck Sharp & Dohme Corp.	5.850%	6/30/39	1,025	1,283
Molson Coors Brewing Co.	2.000%	5/1/17	725	734
Molson Coors Brewing Co.	3.500%	5/1/22	800	803
Molson Coors Brewing Co.	5.000%	5/1/42	5,975	6,016
Mondelez International Inc.	4.125%	2/9/16	6,590	6,871
Mondelez International Inc.	6.500%	8/11/17	11,975	13,554
Mondelez International Inc.	6.125%	2/1/18	4,790	5,417
Mondelez International Inc.	5.375%	2/10/20	15,386	17,476
Mondelez International Inc.	4.000%	2/1/24	10,075	10,332
Mondelez International Inc.	6.500%	11/1/31	4,211	5,333
Mondelez International Inc.	6.500%	2/9/40	14,115	17,722
Mylan Inc.	1.800%	6/24/16	1,500	1,519
Mylan Inc.	1.350%	11/29/16	1,300	1,301
Mylan Inc.	2.600%	6/24/18	5,020	5,072
Mylan Inc.	2.550%	3/28/19	3,000	2,984
Mylan Inc.	4.200%	11/29/23	11,215	11,477
Mylan Inc.	5.400%	11/29/43	3,275	3,447
Newell Rubbermaid Inc.	2.050%	12/1/17	3,200	3,207
Newell Rubbermaid Inc.	4.000%	6/15/22	4,520	4,685
Novant Health Inc.	5.850%	11/1/19	2,125	2,441
Novant Health Inc.	4.371%	11/1/43	1,000	990
Novartis Capital Corp.	2.400%	9/21/22	26,175	25,278
Novartis Capital Corp.	3.700%	9/21/42	3,075	2,884
Novartis Capital Corp.	4.400%	5/6/44	15,540	16,133
Novartis Securities Investment Ltd.	5.125%	2/10/19	10,590	11,918
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,700	1,764
Pepsi Bottling Group Inc.	7.000%	3/1/29	375	501
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,538
PepsiCo Inc.	0.750%	3/5/15	3,125	3,132
PepsiCo Inc.	2.500%	5/10/16	11,390	11,719
PepsiCo Inc.	1.250%	8/13/17	9,200	9,171
PepsiCo Inc.	5.000%	6/1/18	425	472
PepsiCo Inc.	7.900%	11/1/18	1,575	1,935
PepsiCo Inc.	2.250%	1/7/19	3,050	3,083
PepsiCo Inc.	4.500%	1/15/20	2,800	3,098
PepsiCo Inc.	3.125%	11/1/20	4,925	5,090
PepsiCo Inc.	3.000%	8/25/21	11,530	11,685
PepsiCo Inc.	2.750%	3/5/22	16,050	15,759
PepsiCo Inc.	2.750%	3/1/23	10,000	9,653
PepsiCo Inc.	3.600%	3/1/24	1,200	1,230
PepsiCo Inc.	5.500%	1/15/40	1,425	1,679
PepsiCo Inc.	4.875%	11/1/40	5,580	6,021
PepsiCo Inc.	4.000%	3/5/42	14,600	13,732
PerkinElmer Inc.	5.000%	11/15/21	1,410	1,532
8 Perrigo Co. plc	2.300%	11/8/18	110	109
8 Perrigo Co. plc	4.000%	11/15/23	6,716	6,832
8 Perrigo Co. plc	5.300%	11/15/43	3,575	3,762
Pfizer Inc.	1.100%	5/15/17	2,000	1,995
Pfizer Inc.	1.500%	6/15/18	5,675	5,639
Pfizer Inc.	6.200%	3/15/19	24,670	28,801

Pfizer Inc.	2.100%	5/15/19	3,500	3,499
Pfizer Inc.	3.400%	5/15/24	6,000	5,988
Pfizer Inc.	7.200%	3/15/39	9,940	13,850
Pfizer Inc.	4.300%	6/15/43	7,300	7,295
Pfizer Inc.	4.400%	5/15/44	3,000	3,023
Pharmacia Corp.	6.500%	12/1/18	6,000	7,097
Pharmacia Corp.	6.600%	12/1/28	1,798	2,335
Philip Morris International Inc.	2.500%	5/16/16	5,000	5,142
Philip Morris International Inc.	1.625%	3/20/17	3,250	3,279
Philip Morris International Inc.	1.125%	8/21/17	5,575	5,539
Philip Morris International Inc.	5.650%	5/16/18	11,040	12,475
Philip Morris International Inc.	4.500%	3/26/20	575	632
Philip Morris International Inc.	4.125%	5/17/21	2,758	2,991
Philip Morris International Inc.	2.900%	11/15/21	1,500	1,501
Philip Morris International Inc.	2.500%	8/22/22	3,000	2,870
Philip Morris International Inc.	2.625%	3/6/23	5,125	4,907
Philip Morris International Inc.	3.600%	11/15/23	550	557
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,018
Philip Morris International Inc.	4.375%	11/15/41	3,155	3,096
Philip Morris International Inc.	4.500%	3/20/42	10,620	10,697
Philip Morris International Inc.	3.875%	8/21/42	5,125	4,661
Philip Morris International Inc.	4.125%	3/4/43	2,850	2,700
Philip Morris International Inc.	4.875%	11/15/43	6,725	7,161
6 Procter & Gamble - Esop	9.360%	1/1/21	2,202	2,756
Procter & Gamble Co.	1.800%	11/15/15	6,925	7,029
Procter & Gamble Co.	1.450%	8/15/16	9,645	9,767
Procter & Gamble Co.	4.700%	2/15/19	10,265	11,443
Procter & Gamble Co.	2.300%	2/6/22	5,164	5,043
Procter & Gamble Co.	6.450%	1/15/26	12,750	16,515
Procter & Gamble Co.	5.500%	2/1/34	5,000	6,114
Procter & Gamble Co.	5.800%	8/15/34	250	315
Procter & Gamble Co.	5.550%	3/5/37	4,345	5,340
Quest Diagnostics Inc.	5.450%	11/1/15	4,000	4,194
Quest Diagnostics Inc.	6.400%	7/1/17	175	198
Quest Diagnostics Inc.	2.700%	4/1/19	7,475	7,514
Quest Diagnostics Inc.	4.750%	1/30/20	2,500	2,700
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,445
Quest Diagnostics Inc.	4.250%	4/1/24	2,550	2,591
Quest Diagnostics Inc.	6.950%	7/1/37	1,460	1,809
Reynolds American Inc.	1.050%	10/30/15	2,125	2,131
Reynolds American Inc.	6.750%	6/15/17	2,725	3,075
Reynolds American Inc.	7.750%	6/1/18	1,000	1,180
Reynolds American Inc.	3.250%	11/1/22	5,850	5,642
Reynolds American Inc.	4.850%	9/15/23	900	961
Reynolds American Inc.	7.250%	6/15/37	675	848
Reynolds American Inc.	4.750%	11/1/42	7,025	6,696
Reynolds American Inc.	6.150%	9/15/43	725	829
Safeway Inc.	5.000%	8/15/19	1,520	1,525
Safeway Inc.	4.750%	12/1/21	575	584
Safeway Inc.	7.250%	2/1/31	2,770	2,727
Sanofi	2.625%	3/29/16	10,800	11,111
Sanofi	1.250%	4/10/18	5,000	4,922
Sanofi	4.000%	3/29/21	8,865	9,523
St. Jude Medical Inc.	2.500%	1/15/16	1,475	1,506
St. Jude Medical Inc.	3.250%	4/15/23	13,100	12,961
St. Jude Medical Inc.	4.750%	4/15/43	8,575	8,718
Stryker Corp.	3.000%	1/15/15	800	806
Stryker Corp.	2.000%	9/30/16	2,285	2,331

Stryker Corp.	4.375%	1/15/20	700	764
Stryker Corp.	3.375%	5/15/24	9,500	9,439
Stryker Corp.	4.375%	5/15/44	3,150	3,161
9 Sysco Corp.	1.450%	10/2/17	3,000	3,005
Sysco Corp.	5.250%	2/12/18	8,095	8,991
9 Sysco Corp.	2.350%	10/2/19	4,450	4,449
9 Sysco Corp.	3.000%	10/2/21	4,150	4,146
Sysco Corp.	2.600%	6/12/22	2,325	2,239
9 Sysco Corp.	3.500%	10/2/24	6,025	6,028
9 Sysco Corp.	4.350%	10/2/34	4,175	4,212
Sysco Corp.	5.375%	9/21/35	1,948	2,228
9 Sysco Corp.	4.500%	10/2/44	5,600	5,605
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,060	2,114
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	8,398	8,543
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	10,225	9,767
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	5,325	6,395
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	10,575	10,327
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,000	5,020
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,845	1,880
Thermo Fisher Scientific Inc.	1.300%	2/1/17	825	822
Thermo Fisher Scientific Inc.	1.850%	1/15/18	3,000	2,996
Thermo Fisher Scientific Inc.	2.400%	2/1/19	245	245
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	571
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,450	9,213
Thermo Fisher Scientific Inc.	3.600%	8/15/21	5,000	5,161
Thermo Fisher Scientific Inc.	3.150%	1/15/23	450	439
Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,125	2,201
Thermo Fisher Scientific Inc.	5.300%	2/1/44	8,100	8,918
Tupperware Brands Corp.	4.750%	6/1/21	2,000	2,128
Tyson Foods Inc.	2.650%	8/15/19	3,375	3,388
Tyson Foods Inc.	4.500%	6/15/22	5,350	5,669
Tyson Foods Inc.	3.950%	8/15/24	5,000	4,994
Tyson Foods Inc.	4.875%	8/15/34	2,600	2,684
Tyson Foods Inc.	5.150%	8/15/44	2,800	2,885
Unilever Capital Corp.	0.850%	8/2/17	9,885	9,772
Unilever Capital Corp.	4.800%	2/15/19	200	224
Unilever Capital Corp.	2.200%	3/6/19	4,205	4,243
Unilever Capital Corp.	4.250%	2/10/21	10,810	11,885
Unilever Capital Corp.	5.900%	11/15/32	3,025	3,979
UST LLC	5.750%	3/1/18	1,975	2,227
Whirlpool Corp.	1.350%	3/1/17	1,400	1,395
Whirlpool Corp.	4.700%	6/1/22	4,700	5,075
Whirlpool Corp.	4.000%	3/1/24	2,500	2,507
Whirlpool Corp.	5.150%	3/1/43	1,475	1,565
Wyeth LLC	5.500%	2/15/16	5,515	5,882
Wyeth LLC	5.450%	4/1/17	2,950	3,268
Wyeth LLC	6.450%	2/1/24	2,775	3,468
Wyeth LLC	6.500%	2/1/34	3,100	4,060
Wyeth LLC	6.000%	2/15/36	3,700	4,631
Wyeth LLC	5.950%	4/1/37	17,190	20,848
Zimmer Holdings Inc.	1.400%	11/30/14	850	851
Zimmer Holdings Inc.	4.625%	11/30/19	2,495	2,742
Zimmer Holdings Inc.	3.375%	11/30/21	800	809
Zimmer Holdings Inc.	5.750%	11/30/39	4,750	5,595
Zoetis Inc.	1.150%	2/1/16	975	976
Zoetis Inc.	1.875%	2/1/18	6,350	6,307
Zoetis Inc.	3.250%	2/1/23	11,110	10,868

Zoetis Inc.	4.700%	2/1/43	6,590	6,565

Energy (2.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,425	1,882
Anadarko Finance Co.	7.500%	5/1/31	7,125	9,650
Anadarko Petroleum Corp.	5.950%	9/15/16	11,530	12,583
Anadarko Petroleum Corp.	6.375%	9/15/17	5,000	5,661
Anadarko Petroleum Corp.	8.700%	3/15/19	4,045	5,088
Anadarko Petroleum Corp.	6.950%	6/15/19	450	537
Anadarko Petroleum Corp.	6.450%	9/15/36	13,630	16,589
Anadarko Petroleum Corp.	7.950%	6/15/39	200	283
Apache Corp.	5.625%	1/15/17	250	275
Apache Corp.	1.750%	4/15/17	2,100	2,123
Apache Corp.	6.900%	9/15/18	9,745	11,422
Apache Corp.	3.625%	2/1/21	6,560	6,812
Apache Corp.	3.250%	4/15/22	2,751	2,765
Apache Corp.	6.000%	1/15/37	9,775	11,709
Apache Corp.	5.100%	9/1/40	8,325	8,764
Apache Corp.	5.250%	2/1/42	740	791
Apache Corp.	4.750%	4/15/43	7,099	7,094
Apache Corp.	4.250%	1/15/44	1,100	1,024
Baker Hughes Inc.	7.500%	11/15/18	3,365	4,080
Baker Hughes Inc.	3.200%	8/15/21	10,570	10,836
Baker Hughes Inc.	6.875%	1/15/29	300	400
Baker Hughes Inc.	5.125%	9/15/40	9,140	10,321
BJ Services Co.	6.000%	6/1/18	150	170
Boardwalk Pipelines LP	5.500%	2/1/17	925	993
Boardwalk Pipelines LP	5.750%	9/15/19	7,545	8,226
Boardwalk Pipelines LP	3.375%	2/1/23	3,250	3,008
BP Capital Markets plc	3.125%	10/1/15	6,500	6,669
BP Capital Markets plc	0.700%	11/6/15	2,500	2,501
BP Capital Markets plc	3.200%	3/11/16	9,495	9,833
BP Capital Markets plc	2.248%	11/1/16	5,775	5,924
BP Capital Markets plc	1.846%	5/5/17	4,200	4,248
BP Capital Markets plc	1.625%	8/17/17	325	326
BP Capital Markets plc	1.375%	11/6/17	1,000	995
BP Capital Markets plc	1.375%	5/10/18	4,000	3,924
BP Capital Markets plc	2.241%	9/26/18	6,650	6,687
BP Capital Markets plc	4.750%	3/10/19	5,675	6,252
BP Capital Markets plc	2.237%	5/10/19	6,000	5,956
BP Capital Markets plc	4.500%	10/1/20	12,150	13,265
BP Capital Markets plc	4.742%	3/11/21	10,315	11,383
BP Capital Markets plc	3.561%	11/1/21	22,520	23,183
BP Capital Markets plc	3.245%	5/6/22	7,200	7,171
BP Capital Markets plc	2.500%	11/6/22	7,675	7,214
BP Capital Markets plc	2.750%	5/10/23	7,350	6,957
BP Capital Markets plc	3.994%	9/26/23	2,700	2,805
BP Capital Markets plc	3.814%	2/10/24	2,000	2,033
Buckeye Partners LP	6.050%	1/15/18	1,125	1,257
Buckeye Partners LP	2.650%	11/15/18	4,175	4,171
Buckeye Partners LP	4.150%	7/1/23	3,650	3,651
Buckeye Partners LP	5.850%	11/15/43	3,525	3,701
Buckeye Partners LP	5.600%	10/15/44	1,000	999
Burlington Resources Finance Co.	7.200%	8/15/31	975	1,347
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,529
Cameron International Corp.	6.375%	7/15/18	7,875	9,063
Cameron International Corp.	3.700%	6/15/24	2,500	2,503
Cameron International Corp.	7.000%	7/15/38	440	577

Cameron International Corp.	5.125%	12/15/43	2,100	2,246
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,256
Canadian Natural Resources Ltd.	5.700%	5/15/17	1,935	2,145
Canadian Natural Resources Ltd.	3.450%	11/15/21	8,365	8,602
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,345	5,450
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,477
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,491
Canadian Natural Resources Ltd.	5.850%	2/1/35	350	409
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,200	2,789
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,725	2,107
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,500	1,950
Cenovus Energy Inc.	5.700%	10/15/19	8,550	9,812
Cenovus Energy Inc.	3.000%	8/15/22	3,300	3,244
Cenovus Energy Inc.	3.800%	9/15/23	5,000	5,159
Cenovus Energy Inc.	6.750%	11/15/39	3,525	4,581
Cenovus Energy Inc.	4.450%	9/15/42	3,400	3,371
Cenovus Energy Inc.	5.200%	9/15/43	4,700	5,161
CenterPoint Energy Resources Corp.	6.150%	5/1/16	970	1,049
CenterPoint Energy Resources Corp.	6.000%	5/15/18	2,636	2,992
CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,501	8,157
CenterPoint Energy Resources Corp.	6.625%	11/1/37	2,300	3,003
CenterPoint Energy Resources Corp.	5.850%	1/15/41	625	768
Chevron Corp.	0.889%	6/24/16	6,325	6,354
Chevron Corp.	1.104%	12/5/17	2,775	2,748
Chevron Corp.	1.718%	6/24/18	12,575	12,589
Chevron Corp.	4.950%	3/3/19	2,750	3,073
Chevron Corp.	2.355%	12/5/22	9,125	8,705
Chevron Corp.	3.191%	6/24/23	5,500	5,540
Conoco Funding Co.	7.250%	10/15/31	2,225	3,107
ConocoPhillips	4.600%	1/15/15	11,640	11,774
ConocoPhillips	6.650%	7/15/18	2,475	2,901
ConocoPhillips	5.750%	2/1/19	8,690	9,912
ConocoPhillips	6.000%	1/15/20	2,845	3,348
ConocoPhillips	5.900%	10/15/32	725	906
ConocoPhillips	5.900%	5/15/38	1,370	1,701
ConocoPhillips	6.500%	2/1/39	12,438	16,305
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	4,992
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	3,025	3,809
ConocoPhillips Co.	1.050%	12/15/17	4,000	3,946
ConocoPhillips Holding Co.	6.950%	4/15/29	2,850	3,806
Continental Resources Inc.	5.000%	9/15/22	14,975	15,773
Continental Resources Inc.	4.500%	4/15/23	8,200	8,503
Continental Resources Inc.	3.800%	6/1/24	12,040	11,806
Continental Resources Inc.	4.900%	6/1/44	11,750	11,437
DCP Midstream Operating LP	3.250%	10/1/15	1,200	1,230
DCP Midstream Operating LP	2.500%	12/1/17	14,450	14,753
DCP Midstream Operating LP	2.700%	4/1/19	2,300	2,308
DCP Midstream Operating LP	4.950%	4/1/22	1,000	1,086
DCP Midstream Operating LP	3.875%	3/15/23	1,260	1,256
DCP Midstream Operating LP	5.600%	4/1/44	3,175	3,486
Devon Energy Corp.	2.400%	7/15/16	800	817
Devon Energy Corp.	6.300%	1/15/19	3,275	3,788
Devon Energy Corp.	4.000%	7/15/21	2,000	2,113
Devon Energy Corp.	3.250%	5/15/22	16,325	16,211
Devon Energy Corp.	7.950%	4/15/32	1,350	1,895
Devon Energy Corp.	5.600%	7/15/41	3,645	4,061
Devon Energy Corp.	4.750%	5/15/42	6,650	6,635
Devon Financing Corp. LLC	7.875%	9/30/31	9,125	12,616

Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,733	3,114
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,690	4,912
Diamond Offshore Drilling Inc.	4.875%	11/1/43	5,000	4,628
Dominion Gas Holdings LLC	3.550%	11/1/23	10,179	10,294
Dominion Gas Holdings LLC	4.800%	11/1/43	5,650	6,034
El Paso Natural Gas Co. LLC	5.950%	4/15/17	1,340	1,478
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	9,961	11,397
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	7,265	7,817
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	4,400	4,368
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	6,400	5,710
8 Enable Midstream Partners LP	2.400%	5/15/19	2,600	2,572
8 Enable Midstream Partners LP	3.900%	5/15/24	2,700	2,686
8 Enable Midstream Partners LP	5.000%	5/15/44	2,925	2,937
Enbridge Energy Partners LP	9.875%	3/1/19	5,180	6,709
Enbridge Energy Partners LP	5.200%	3/15/20	525	584
Enbridge Energy Partners LP	4.200%	9/15/21	5,000	5,257
Enbridge Energy Partners LP	7.500%	4/15/38	4,500	5,960
Enbridge Inc.	4.900%	3/1/15	800	814
Enbridge Inc.	5.600%	4/1/17	2,160	2,376
Enbridge Inc.	3.500%	6/10/24	1,000	987
Enbridge Inc.	4.500%	6/10/44	3,350	3,278
Encana Corp.	5.900%	12/1/17	2,275	2,560
Encana Corp.	3.900%	11/15/21	11,885	12,384
Encana Corp.	7.200%	11/1/31	1,800	2,323
Encana Corp.	6.500%	8/15/34	2,925	3,681
Encana Corp.	6.625%	8/15/37	4,950	6,289
Encana Corp.	5.150%	11/15/41	5,600	5,892
Energy Transfer Partners LP	6.125%	2/15/17	8,700	9,618
Energy Transfer Partners LP	6.700%	7/1/18	948	1,092
Energy Transfer Partners LP	9.700%	3/15/19	1,276	1,633
Energy Transfer Partners LP	9.000%	4/15/19	13,714	17,193
Energy Transfer Partners LP	4.150%	10/1/20	10,550	10,965
Energy Transfer Partners LP	4.650%	6/1/21	2,230	2,363
Energy Transfer Partners LP	5.200%	2/1/22	6,610	7,099
Energy Transfer Partners LP	3.600%	2/1/23	3,125	3,017
Energy Transfer Partners LP	8.250%	11/15/29	400	558
Energy Transfer Partners LP	6.625%	10/15/36	750	868
Energy Transfer Partners LP	7.500%	7/1/38	3,507	4,347
Energy Transfer Partners LP	6.050%	6/1/41	11,675	12,715
Energy Transfer Partners LP	6.500%	2/1/42	8,566	9,764
Energy Transfer Partners LP	5.150%	2/1/43	5,350	5,199
Eni USA Inc.	7.300%	11/15/27	175	233
EnLink Midstream Partners LP	2.700%	4/1/19	2,450	2,468
EnLink Midstream Partners LP	4.400%	4/1/24	1,900	1,979
EnLink Midstream Partners LP	5.600%	4/1/44	1,450	1,590
Ensco plc	3.250%	3/15/16	6,335	6,522
Ensco plc	4.700%	3/15/21	15,575	16,357
Ensco plc	5.750%	10/1/44	3,000	3,033
Enterprise Products Operating LLC	5.600%	10/15/14	9,615	9,630
Enterprise Products Operating LLC	6.300%	9/15/17	4,200	4,766
Enterprise Products Operating LLC	6.650%	4/15/18	1,900	2,205
Enterprise Products Operating LLC	6.500%	1/31/19	6,750	7,902
Enterprise Products Operating LLC	5.200%	9/1/20	3,600	4,043
Enterprise Products Operating LLC	3.350%	3/15/23	5,000	4,922
Enterprise Products Operating LLC	3.900%	2/15/24	3,525	3,582
Enterprise Products Operating LLC	6.875%	3/1/33	5,498	7,158
Enterprise Products Operating LLC	6.650%	10/15/34	235	306
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,279

Enterprise Products Operating LLC	6.125%	10/15/39	500	607
Enterprise Products Operating LLC	6.450%	9/1/40	2,425	3,030
Enterprise Products Operating LLC	5.950%	2/1/41	13,165	15,603
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,778
Enterprise Products Operating LLC	4.850%	8/15/42	5,063	5,193
Enterprise Products Operating LLC	4.450%	2/15/43	9,567	9,231
Enterprise Products Operating LLC	4.850%	3/15/44	1,000	1,018
Enterprise Products Operating LLC	5.100%	2/15/45	2,500	2,634
6 Enterprise Products Operating LLC	8.375%	8/1/66	2,425	2,661
EOG Resources Inc.	2.500%	2/1/16	705	722
EOG Resources Inc.	5.875%	9/15/17	2,200	2,472
EOG Resources Inc.	5.625%	6/1/19	3,350	3,837
EOG Resources Inc.	4.400%	6/1/20	1,880	2,055
EOG Resources Inc.	4.100%	2/1/21	9,450	10,218
EOG Resources Inc.	2.625%	3/15/23	6,750	6,448
EQT Corp.	6.500%	4/1/18	3,175	3,615
EQT Corp.	8.125%	6/1/19	5,975	7,319
EQT Corp.	4.875%	11/15/21	2,500	2,719
FMC Technologies Inc.	2.000%	10/1/17	2,500	2,511
FMC Technologies Inc.	3.450%	10/1/22	1,400	1,376
Global Marine Inc.	7.000%	6/1/28	5,850	6,387
Gulf South Pipeline Co. LP	4.000%	6/15/22	1,725	1,739
Halliburton Co.	1.000%	8/1/16	4,625	4,645
Halliburton Co.	2.000%	8/1/18	4,625	4,655
Halliburton Co.	5.900%	9/15/18	1,005	1,154
Halliburton Co.	6.150%	9/15/19	800	941
Halliburton Co.	3.250%	11/15/21	4,235	4,342
Halliburton Co.	3.500%	8/1/23	7,650	7,811
Halliburton Co.	6.700%	9/15/38	5,720	7,569
Halliburton Co.	7.450%	9/15/39	1,859	2,621
Halliburton Co.	4.500%	11/15/41	1,245	1,266
Halliburton Co.	4.750%	8/1/43	4,200	4,400
Hess Corp.	8.125%	2/15/19	9,829	12,118
Hess Corp.	3.500%	7/15/24	1,600	1,582
Hess Corp.	7.875%	10/1/29	1,450	1,956
Hess Corp.	7.300%	8/15/31	950	1,257
Hess Corp.	7.125%	3/15/33	1,525	2,006
Hess Corp.	6.000%	1/15/40	8,325	9,910
Hess Corp.	5.600%	2/15/41	11,955	13,446
Husky Energy Inc.	6.150%	6/15/19	200	230
Husky Energy Inc.	7.250%	12/15/19	2,020	2,466
Husky Energy Inc.	3.950%	4/15/22	1,300	1,349
Husky Energy Inc.	6.800%	9/15/37	5,510	7,185
Kerr-McGee Corp.	6.950%	7/1/24	3,300	4,142
Kerr-McGee Corp.	7.875%	9/15/31	875	1,214
Kinder Morgan Energy Partners LP	3.500%	3/1/16	6,385	6,602
Kinder Morgan Energy Partners LP	5.950%	2/15/18	8,350	9,338
Kinder Morgan Energy Partners LP	2.650%	2/1/19	9,600	9,570
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,127	6,381
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,300	2,695
Kinder Morgan Energy Partners LP	5.300%	9/15/20	5,000	5,506
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,825	2,855
Kinder Morgan Energy Partners LP	3.950%	9/1/22	12,725	12,636
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,925	7,572
Kinder Morgan Energy Partners LP	3.500%	9/1/23	6,500	6,172
Kinder Morgan Energy Partners LP	7.400%	3/15/31	980	1,193
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,700	2,033
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,150	6,974

Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,665	6,616
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,925	7,722
Kinder Morgan Energy Partners LP	6.550%	9/15/40	5,000	5,756
Kinder Morgan Energy Partners LP	6.375%	3/1/41	3,600	4,061
Kinder Morgan Energy Partners LP	5.625%	9/1/41	500	517
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,775	2,614
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,700	3,423
Magellan Midstream Partners LP	5.650%	10/15/16	3,910	4,265
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	7,930
Magellan Midstream Partners LP	4.250%	2/1/21	3,950	4,265
Magellan Midstream Partners LP	6.400%	5/1/37	1,000	1,264
Magellan Midstream Partners LP	4.200%	12/1/42	525	496
Magellan Midstream Partners LP	5.150%	10/15/43	1,925	2,079
Marathon Oil Corp.	6.000%	10/1/17	17,810	19,990
Marathon Oil Corp.	5.900%	3/15/18	1,228	1,387
Marathon Oil Corp.	2.800%	11/1/22	1,400	1,342
Marathon Oil Corp.	6.800%	3/15/32	2,670	3,387
Marathon Oil Corp.	6.600%	10/1/37	4,800	6,031
Marathon Petroleum Corp.	3.500%	3/1/16	1,000	1,035
Marathon Petroleum Corp.	5.125%	3/1/21	400	445
Marathon Petroleum Corp.	3.625%	9/15/24	3,200	3,132
Marathon Petroleum Corp.	6.500%	3/1/41	6,089	7,224
Marathon Petroleum Corp.	4.750%	9/15/44	2,500	2,394
Marathon Petroleum Corp.	5.000%	9/15/54	2,050	1,957
Murphy Oil Corp.	2.500%	12/1/17	3,100	3,133
Murphy Oil Corp.	3.700%	12/1/22	1,400	1,366
Murphy Oil Corp.	7.050%	5/1/29	2,000	2,363
Murphy Oil Corp.	5.125%	12/1/42	1,875	1,787
Nabors Industries Inc.	2.350%	9/15/16	1,275	1,303
Nabors Industries Inc.	6.150%	2/15/18	9,545	10,773
Nabors Industries Inc.	9.250%	1/15/19	875	1,103
Nabors Industries Inc.	5.000%	9/15/20	5,985	6,559
National Oilwell Varco Inc.	1.350%	12/1/17	1,875	1,867
National Oilwell Varco Inc.	2.600%	12/1/22	15,465	14,755
National Oilwell Varco Inc.	3.950%	12/1/42	9,400	8,933
Nisource Finance Corp.	5.250%	9/15/17	2,200	2,428
Nisource Finance Corp.	6.400%	3/15/18	885	1,010
Nisource Finance Corp.	6.800%	1/15/19	4,250	4,998
Nisource Finance Corp.	5.450%	9/15/20	1,400	1,580
Nisource Finance Corp.	6.125%	3/1/22	12,295	14,399
Nisource Finance Corp.	6.250%	12/15/40	2,350	2,849
Nisource Finance Corp.	5.950%	6/15/41	5,150	6,041
Nisource Finance Corp.	5.800%	2/1/42	3,075	3,538
Nisource Finance Corp.	4.800%	2/15/44	2,475	2,528
Noble Energy Inc.	8.250%	3/1/19	7,923	9,808
Noble Energy Inc.	4.150%	12/15/21	12,300	13,042
Noble Energy Inc.	8.000%	4/1/27	4,895	6,516
Noble Energy Inc.	6.000%	3/1/41	5,600	6,439
Noble Energy Inc.	5.250%	11/15/43	8,060	8,476
Noble Holding International Ltd.	3.050%	3/1/16	440	450
Noble Holding International Ltd.	2.500%	3/15/17	2,400	2,442
Noble Holding International Ltd.	4.900%	8/1/20	1,891	2,011
Noble Holding International Ltd.	6.200%	8/1/40	1,400	1,445
Noble Holding International Ltd.	6.050%	3/1/41	2,500	2,581
[13] Noble Holding International Ltd.	5.250%	3/15/42	2,475	2,256
Occidental Petroleum Corp.	2.500%	2/1/16	3,355	3,434
Occidental Petroleum Corp.	4.125%	6/1/16	2,620	2,763
Occidental Petroleum Corp.	1.750%	2/15/17	15,100	15,285

Occidental Petroleum Corp.	1.500%	2/15/18	4,650	4,611
Occidental Petroleum Corp.	4.100%	2/1/21	11,060	11,912
Occidental Petroleum Corp.	3.125%	2/15/22	7,725	7,761
Occidental Petroleum Corp.	2.700%	2/15/23	5,325	5,118
ONEOK Partners LP	3.250%	2/1/16	4,050	4,176
ONEOK Partners LP	3.200%	9/15/18	4,400	4,559
ONEOK Partners LP	8.625%	3/1/19	2,500	3,116
ONEOK Partners LP	3.375%	10/1/22	15,675	15,342
ONEOK Partners LP	6.650%	10/1/36	6,228	7,605
ONEOK Partners LP	6.850%	10/15/37	2,575	3,229
ONEOK Partners LP	6.200%	9/15/43	3,500	4,041
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	4,703	5,337
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	325	374
Petro-Canada	6.050%	5/15/18	7,250	8,289
Petro-Canada	7.875%	6/15/26	500	675
Petro-Canada	7.000%	11/15/28	475	617
Petro-Canada	5.350%	7/15/33	1,425	1,622
Petro-Canada	5.950%	5/15/35	8,455	10,047
Petro-Canada	6.800%	5/15/38	5,525	7,270
Phillips 66	2.950%	5/1/17	7,425	7,715
Phillips 66	4.300%	4/1/22	16,885	17,913
Phillips 66	5.875%	5/1/42	10,400	12,216
Pioneer Natural Resources Co.	6.875%	5/1/18	1,175	1,358
Pioneer Natural Resources Co.	3.950%	7/15/22	3,810	3,868
Pioneer Natural Resources Co.	7.200%	1/15/28	4,378	5,614
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	2,000	2,208
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	158
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	10,200	11,718
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	3,460	3,828
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	1,500	1,527
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	2,200	2,100
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	1,675	1,704
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,600	2,551
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	1,320	1,675
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,825	1,941
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	3,475	3,282
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	4,400	4,362
Pride International Inc.	6.875%	8/15/20	6,000	7,046
Pride International Inc.	7.875%	8/15/40	3,000	4,026
Questar Corp.	2.750%	2/1/16	2,075	2,121
Rowan Cos. Inc.	7.875%	8/1/19	2,850	3,448
Rowan Cos. Inc.	4.875%	6/1/22	6,250	6,501
Rowan Cos. Inc.	4.750%	1/15/24	1,150	1,156
Rowan Cos. Inc.	5.850%	1/15/44	1,850	1,818
Schlumberger Investment SA	3.650%	12/1/23	17,788	18,341
Shell International Finance BV	3.100%	6/28/15	14,300	14,593

Shell International Finance BV	0.625%	12/4/15	4,000	4,002
Shell International Finance BV	5.200%	3/22/17	4,150	4,553
Shell International Finance BV	1.125%	8/21/17	1,950	1,943
Shell International Finance BV	1.900%	8/10/18	6,175	6,176
Shell International Finance BV	2.000%	11/15/18	1,725	1,738
Shell International Finance BV	4.300%	9/22/19	8,300	9,101
Shell International Finance BV	2.375%	8/21/22	11,865	11,433
Shell International Finance BV	2.250%	1/6/23	3,250	3,067
Shell International Finance BV	3.400%	8/12/23	11,500	11,654
Shell International Finance BV	6.375%	12/15/38	12,942	16,936
Shell International Finance BV	5.500%	3/25/40	1,525	1,802
Shell International Finance BV	3.625%	8/21/42	4,200	3,781
Shell International Finance BV	4.550%	8/12/43	5,825	6,116
8 Southern Natural Gas Co. LLC	5.900%	4/1/17	1,950	2,153
Southern Natural Gas Co. LLC	8.000%	3/1/32	2,299	2,951
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,315	7,654
Southwestern Energy Co.	7.500%	2/1/18	4,125	4,816
Southwestern Energy Co.	4.100%	3/15/22	4,650	4,769
Spectra Energy Capital LLC	6.200%	4/15/18	8,600	9,721
Spectra Energy Capital LLC	8.000%	10/1/19	835	1,033
Spectra Energy Capital LLC	6.750%	2/15/32	725	852
Spectra Energy Partners LP	2.950%	9/25/18	575	591
Spectra Energy Partners LP	5.950%	9/25/43	940	1,098
Suncor Energy Inc.	6.100%	6/1/18	4,475	5,117
Suncor Energy Inc.	7.150%	2/1/32	3,625	4,962
Suncor Energy Inc.	5.950%	12/1/34	175	210
Suncor Energy Inc.	6.500%	6/15/38	15,820	20,118
Suncor Energy Inc.	6.850%	6/1/39	2,455	3,249
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,600	1,558
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	3,125	3,039
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,000	2,023
Talisman Energy Inc.	7.750%	6/1/19	11,525	14,099
Talisman Energy Inc.	5.850%	2/1/37	300	325
Talisman Energy Inc.	5.500%	5/15/42	15,000	15,782
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	720	821
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	725	884
Texas Eastern Transmission LP	7.000%	7/15/32	6,905	9,048
Tosco Corp.	7.800%	1/1/27	315	435
Tosco Corp.	8.125%	2/15/30	4,950	7,238
Total Capital Canada Ltd.	1.450%	1/15/18	10,455	10,396
Total Capital Canada Ltd.	2.750%	7/15/23	6,800	6,606
Total Capital International SA	0.750%	1/25/16	3,400	3,407
Total Capital International SA	1.000%	8/12/16	4,000	4,012
Total Capital International SA	1.500%	2/17/17	1,075	1,083
Total Capital International SA	1.550%	6/28/17	8,350	8,403
Total Capital International SA	2.125%	1/10/19	8,000	8,042
Total Capital International SA	2.100%	6/19/19	11,500	11,497
Total Capital International SA	2.750%	6/19/21	12,625	12,718
Total Capital International SA	2.875%	2/17/22	11,375	11,316
Total Capital International SA	2.700%	1/25/23	7,550	7,253
Total Capital International SA	3.700%	1/15/24	3,625	3,715
Total Capital International SA	3.750%	4/10/24	6,075	6,240
Total Capital SA	2.300%	3/15/16	7,265	7,446
Total Capital SA	2.125%	8/10/18	3,500	3,534
Total Capital SA	4.450%	6/24/20	5,075	5,589
Total Capital SA	4.125%	1/28/21	2,805	3,023
TransCanada PipeLines Ltd.	0.750%	1/15/16	3,025	3,027

TransCanada PipeLines Ltd.	6.500%	8/15/18	12,040	13,989
TransCanada PipeLines Ltd.	3.800%	10/1/20	9,990	10,523
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,075	5,761
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,775	4,861
TransCanada PipeLines Ltd.	4.625%	3/1/34	6,150	6,326
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,638
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,225	3,749
TransCanada PipeLines Ltd.	6.200%	10/15/37	6,975	8,545
TransCanada PipeLines Ltd.	7.250%	8/15/38	500	677
TransCanada PipeLines Ltd.	7.625%	1/15/39	5,690	7,914
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,000	6,329
6 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,075	4,167
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,545	1,752
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	3,723	3,605
Transocean Inc.	4.950%	11/15/15	9,650	10,021
Transocean Inc.	5.050%	12/15/16	5,000	5,329
Transocean Inc.	6.000%	3/15/18	16,325	17,598
Transocean Inc.	6.500%	11/15/20	5,015	5,319
Transocean Inc.	6.375%	12/15/21	14,188	15,086
Transocean Inc.	3.800%	10/15/22	9,051	8,292
Transocean Inc.	7.500%	4/15/31	3,075	3,223
Transocean Inc.	6.800%	3/15/38	2,925	2,847
Transocean Inc.	7.350%	12/15/41	575	614
Valero Energy Corp.	6.125%	6/15/17	7,655	8,551
Valero Energy Corp.	9.375%	3/15/19	2,650	3,396
Valero Energy Corp.	6.125%	2/1/20	3,950	4,594
Valero Energy Corp.	7.500%	4/15/32	3,775	4,861
Valero Energy Corp.	6.625%	6/15/37	10,181	12,186
Weatherford International LLC	6.350%	6/15/17	7,593	8,520
Weatherford International LLC	6.800%	6/15/37	250	301
Weatherford International Ltd.	5.500%	2/15/16	2,000	2,118
Weatherford International Ltd.	6.000%	3/15/18	1,890	2,126
Weatherford International Ltd.	9.625%	3/1/19	5,200	6,679
Weatherford International Ltd.	4.500%	4/15/22	7,650	7,991
Weatherford International Ltd.	6.500%	8/1/36	2,750	3,172
Weatherford International Ltd.	7.000%	3/15/38	2,480	2,932
Weatherford International Ltd.	6.750%	9/15/40	2,595	3,091
Weatherford International Ltd.	5.950%	4/15/42	7,450	8,074
Western Gas Partners LP	2.600%	8/15/18	1,000	1,014
Western Gas Partners LP	5.375%	6/1/21	2,950	3,294
Western Gas Partners LP	5.450%	4/1/44	5,025	5,467
Williams Cos. Inc.	4.550%	6/24/24	3,800	3,734
Williams Cos. Inc.	7.500%	1/15/31	2,304	2,659
Williams Cos. Inc.	7.750%	6/15/31	1,967	2,356
Williams Cos. Inc.	8.750%	3/15/32	3,560	4,495
Williams Cos. Inc.	5.750%	6/24/44	2,300	2,228
Williams Partners LP	5.250%	3/15/20	11,901	13,215
Williams Partners LP	4.000%	11/15/21	3,000	3,104
Williams Partners LP	3.350%	8/15/22	850	831
Williams Partners LP	4.300%	3/4/24	1,000	1,021
Williams Partners LP	6.300%	4/15/40	4,495	5,272
Williams Partners LP	5.800%	11/15/43	9,125	10,067
Williams Partners LP	5.400%	3/4/44	1,750	1,842
Williams Partners LP/Williams Partners
Finance Corp.	7.250%	2/1/17	2,250	2,534
XTO Energy Inc.	6.250%	8/1/17	6,250	7,109
XTO Energy Inc.	5.500%	6/15/18	100	114

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	5,700	5,792
Cintas Corp. No 2	6.125%	12/1/17	1,825	2,057
Cintas Corp. No 2	3.250%	6/1/22	1,725	1,759
Fluor Corp.	3.375%	9/15/21	1,500	1,551
Howard Hughes Medical Institute	3.500%	9/1/23	3,975	4,100
6 Johns Hopkins University Maryland GO	4.083%	7/1/53	3,700	3,692
Massachusetts Institute of Technology GO	5.600%	7/1/11	4,250	5,471
Massachusetts Institute of Technology GO	4.678%	7/1/14	15,000	16,136
6 Northwestern University Illinois GO	4.643%	12/1/44	3,875	4,306
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	3,150	3,042
University of Pennsylvania GO	4.674%	9/1/12	5,500	5,523
URS Corp.	3.850%	4/1/17	2,000	2,068
URS Corp.	5.000%	4/1/22	3,600	3,654
Yale University Connecticut GO	2.086%	4/15/19	8,000	8,028

Technology (1.3%)
Adobe Systems Inc.	4.750%	2/1/20	4,275	4,703
Agilent Technologies Inc.	6.500%	11/1/17	9,575	10,939
Agilent Technologies Inc.	3.200%	10/1/22	4,315	4,192
Agilent Technologies Inc.	3.875%	7/15/23	4,500	4,517
Altera Corp.	1.750%	5/15/17	1,250	1,256
Altera Corp.	2.500%	11/15/18	12,675	12,766
Altera Corp.	4.100%	11/15/23	6,000	6,215
Amphenol Corp.	1.550%	9/15/17	1,500	1,498
Amphenol Corp.	2.550%	1/30/19	9,225	9,287
Amphenol Corp.	3.125%	9/15/21	1,105	1,102
Analog Devices Inc.	3.000%	4/15/16	875	904
Analog Devices Inc.	2.875%	6/1/23	2,600	2,511
Apple Inc.	0.450%	5/3/16	7,200	7,181
Apple Inc.	1.050%	5/5/17	14,400	14,347
Apple Inc.	1.000%	5/3/18	11,750	11,459
Apple Inc.	2.100%	5/6/19	11,350	11,337
Apple Inc.	2.850%	5/6/21	16,075	16,080
Apple Inc.	2.400%	5/3/23	30,575	28,919
Apple Inc.	3.450%	5/6/24	16,900	17,031
Apple Inc.	3.850%	5/4/43	21,375	19,820
Apple Inc.	4.450%	5/6/44	4,300	4,368
Applied Materials Inc.	2.650%	6/15/16	525	540
Applied Materials Inc.	4.300%	6/15/21	4,840	5,242
Applied Materials Inc.	5.850%	6/15/41	5,460	6,556
Arrow Electronics Inc.	3.375%	11/1/15	1,225	1,257
Arrow Electronics Inc.	5.125%	3/1/21	515	555
Arrow Electronics Inc.	4.500%	3/1/23	3,450	3,561
Autodesk Inc.	1.950%	12/15/17	5,300	5,321
Autodesk Inc.	3.600%	12/15/22	825	813
Avnet Inc.	6.625%	9/15/16	225	248
Avnet Inc.	5.875%	6/15/20	4,300	4,791
Avnet Inc.	4.875%	12/1/22	1,450	1,527
Baidu Inc.	2.250%	11/28/17	7,700	7,791
Baidu Inc.	2.750%	6/9/19	2,500	2,481
Baidu Inc.	3.500%	11/28/22	7,200	6,989
Broadcom Corp.	2.700%	11/1/18	5,385	5,526
Broadcom Corp.	2.500%	8/15/22	10,953	10,413
Broadridge Financial Solutions Inc.	3.950%	9/1/20	650	678
CA Inc.	5.375%	12/1/19	3,545	3,949
Cisco Systems Inc.	5.500%	2/22/16	11,783	12,549

Cisco Systems Inc.	1.100%	3/3/17	4,850	4,847
Cisco Systems Inc.	3.150%	3/14/17	11,975	12,562
Cisco Systems Inc.	4.950%	2/15/19	5,975	6,654
Cisco Systems Inc.	2.125%	3/1/19	12,875	12,885
Cisco Systems Inc.	4.450%	1/15/20	8,300	9,141
Cisco Systems Inc.	2.900%	3/4/21	1,300	1,316
Cisco Systems Inc.	3.625%	3/4/24	4,000	4,090
Cisco Systems Inc.	5.900%	2/15/39	1,600	1,934
Cisco Systems Inc.	5.500%	1/15/40	21,870	25,318
Computer Sciences Corp.	2.500%	9/15/15	100	102
Computer Sciences Corp.	6.500%	3/15/18	400	428
Corning Inc.	6.625%	5/15/19	275	326
Corning Inc.	3.700%	11/15/23	8,650	8,849
Corning Inc.	7.250%	8/15/36	100	127
Corning Inc.	4.700%	3/15/37	4,000	4,214
Corning Inc.	5.750%	8/15/40	7,135	8,363
Dun & Bradstreet Corp.	2.875%	11/15/15	350	358
Dun & Bradstreet Corp.	4.375%	12/1/22	950	972
EMC Corp.	1.875%	6/1/18	12,185	12,107
EMC Corp.	2.650%	6/1/20	10,620	10,544
EMC Corp.	3.375%	6/1/23	13,825	13,570
Equifax Inc.	6.300%	7/1/17	425	478
Equifax Inc.	7.000%	7/1/37	1,250	1,586
Fidelity National Information Services Inc.	2.000%	4/15/18	925	922
Fidelity National Information Services Inc.	5.000%	3/15/22	7,850	8,282
Fidelity National Information Services Inc.	3.500%	4/15/23	11,429	11,210
Fiserv Inc.	3.125%	10/1/15	1,000	1,022
Fiserv Inc.	3.125%	6/15/16	3,415	3,530
Fiserv Inc.	6.800%	11/20/17	2,525	2,888
Fiserv Inc.	3.500%	10/1/22	2,425	2,433
Google Inc.	2.125%	5/19/16	375	384
Google Inc.	3.625%	5/19/21	3,325	3,537
Harris Corp.	5.950%	12/1/17	1,300	1,466
Harris Corp.	6.375%	6/15/19	250	285
Harris Corp.	4.400%	12/15/20	2,675	2,845
Harris Corp.	6.150%	12/15/40	750	899
Hewlett-Packard Co.	2.650%	6/1/16	1,050	1,078
Hewlett-Packard Co.	3.000%	9/15/16	1,850	1,918
Hewlett-Packard Co.	3.300%	12/9/16	1,425	1,486
Hewlett-Packard Co.	5.400%	3/1/17	2,100	2,302
Hewlett-Packard Co.	2.600%	9/15/17	9,210	9,460
Hewlett-Packard Co.	5.500%	3/1/18	4,200	4,701
Hewlett-Packard Co.	2.750%	1/14/19	2,750	2,790
Hewlett-Packard Co.	3.750%	12/1/20	12,550	13,007
Hewlett-Packard Co.	4.300%	6/1/21	3,680	3,893
Hewlett-Packard Co.	4.375%	9/15/21	16,375	17,424
Hewlett-Packard Co.	4.650%	12/9/21	16,965	18,380
Hewlett-Packard Co.	6.000%	9/15/41	7,895	9,000
Intel Corp.	1.950%	10/1/16	5,200	5,311
Intel Corp.	1.350%	12/15/17	28,105	27,988
Intel Corp.	3.300%	10/1/21	2,000	2,057
Intel Corp.	2.700%	12/15/22	10,000	9,702
Intel Corp.	4.000%	12/15/32	3,300	3,264
Intel Corp.	4.800%	10/1/41	9,870	10,323
Intel Corp.	4.250%	12/15/42	7,325	7,155
International Business Machines Corp.	0.875%	10/31/14	3,960	3,962
International Business Machines Corp.	2.000%	1/5/16	5,925	6,033
International Business Machines Corp.	1.950%	7/22/16	12,958	13,213

International Business Machines Corp.	1.250%	2/6/17	15,425	15,477
International Business Machines Corp.	5.700%	9/14/17	25,325	28,377
International Business Machines Corp.	7.625%	10/15/18	10,000	12,110
International Business Machines Corp.	1.950%	2/12/19	2,200	2,195
International Business Machines Corp.	1.625%	5/15/20	475	455
International Business Machines Corp.	2.900%	11/1/21	1,950	1,969
International Business Machines Corp.	3.375%	8/1/23	15,325	15,501
International Business Machines Corp.	3.625%	2/12/24	2,000	2,042
International Business Machines Corp.	7.000%	10/30/25	4,850	6,437
International Business Machines Corp.	6.220%	8/1/27	1,975	2,504
International Business Machines Corp.	6.500%	1/15/28	100	129
International Business Machines Corp.	5.875%	11/29/32	225	282
International Business Machines Corp.	5.600%	11/30/39	1,098	1,310
International Business Machines Corp.	4.000%	6/20/42	9,197	8,804
Intuit Inc.	5.750%	3/15/17	575	634
Jabil Circuit Inc.	5.625%	12/15/20	1,375	1,485
Jabil Circuit Inc.	4.700%	9/15/22	3,000	3,022
Juniper Networks Inc.	3.100%	3/15/16	1,000	1,027
Juniper Networks Inc.	4.600%	3/15/21	900	958
Juniper Networks Inc.	5.950%	3/15/41	5,500	5,985
KLA-Tencor Corp.	6.900%	5/1/18	6,175	7,157
Leidos Holdings Inc.	4.450%	12/1/20	2,660	2,692
Leidos Holdings Inc.	5.950%	12/1/40	800	798
Lexmark International Inc.	6.650%	6/1/18	1,850	2,068
Lexmark International Inc.	5.125%	3/15/20	2,450	2,612
Maxim Integrated Products Inc.	2.500%	11/15/18	3,365	3,380
Maxim Integrated Products Inc.	3.375%	3/15/23	3,875	3,734
Microsoft Corp.	1.625%	9/25/15	5,405	5,477
Microsoft Corp.	2.500%	2/8/16	425	437
Microsoft Corp.	0.875%	11/15/17	2,550	2,521
Microsoft Corp.	1.000%	5/1/18	4,050	3,970
Microsoft Corp.	1.625%	12/6/18	3,625	3,600
Microsoft Corp.	4.200%	6/1/19	1,465	1,609
Microsoft Corp.	3.000%	10/1/20	4,750	4,923
Microsoft Corp.	4.000%	2/8/21	3,950	4,307
Microsoft Corp.	2.125%	11/15/22	4,350	4,122
Microsoft Corp.	2.375%	5/1/23	3,950	3,778
Microsoft Corp.	3.625%	12/15/23	2,000	2,096
Microsoft Corp.	5.200%	6/1/39	4,375	5,003
Microsoft Corp.	4.500%	10/1/40	3,135	3,261
Microsoft Corp.	5.300%	2/8/41	2,500	2,912
Microsoft Corp.	3.500%	11/15/42	7,830	7,033
Microsoft Corp.	3.750%	5/1/43	1,865	1,740
Microsoft Corp.	4.875%	12/15/43	5,075	5,581
Motorola Solutions Inc.	3.750%	5/15/22	3,000	2,970
NetApp Inc.	2.000%	12/15/17	4,175	4,194
Oracle Corp.	5.250%	1/15/16	13,250	14,035
Oracle Corp.	1.200%	10/15/17	21,300	21,146
Oracle Corp.	5.750%	4/15/18	8,610	9,764
Oracle Corp.	2.375%	1/15/19	3,825	3,875
Oracle Corp.	5.000%	7/8/19	5,500	6,183
Oracle Corp.	2.250%	10/8/19	10,900	10,851
Oracle Corp.	3.875%	7/15/20	5,668	6,061
Oracle Corp.	2.800%	7/8/21	11,400	11,327
Oracle Corp.	2.500%	10/15/22	10,575	10,087
Oracle Corp.	3.400%	7/8/24	18,300	18,188
Oracle Corp.	4.300%	7/8/34	12,400	12,458
Oracle Corp.	6.500%	4/15/38	2,900	3,750

Oracle Corp.	6.125%	7/8/39	5,605	6,942
Oracle Corp.	5.375%	7/15/40	10,097	11,446
Oracle Corp.	4.500%	7/8/44	7,300	7,342
Pitney Bowes Inc.	5.750%	9/15/17	950	1,054
Pitney Bowes Inc.	6.250%	3/15/19	375	429
Pitney Bowes Inc.	4.625%	3/15/24	7,275	7,375
8 Seagate HDD Cayman	3.750%	11/15/18	4,625	4,717
Seagate HDD Cayman	6.875%	5/1/20	5,000	5,300
Seagate HDD Cayman	7.000%	11/1/21	4,325	4,806
Seagate HDD Cayman	4.750%	6/1/23	14,750	14,879
8 Seagate HDD Cayman	4.750%	1/1/25	10,000	9,975
Symantec Corp.	2.750%	9/15/15	2,300	2,341
Symantec Corp.	2.750%	6/15/17	3,275	3,349
Symantec Corp.	3.950%	6/15/22	3,150	3,170
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	1,250	1,305
Texas Instruments Inc.	0.450%	8/3/15	1,625	1,627
Texas Instruments Inc.	2.375%	5/16/16	4,675	4,806
Texas Instruments Inc.	1.650%	8/3/19	5,300	5,153
Texas Instruments Inc.	2.250%	5/1/23	4,000	3,762
Total System Services Inc.	2.375%	6/1/18	2,100	2,085
Total System Services Inc.	3.750%	6/1/23	100	98
Tyco Electronics Group SA	6.550%	10/1/17	6,866	7,820
Tyco Electronics Group SA	4.875%	1/15/21	4,500	4,952
Tyco Electronics Group SA	3.500%	2/3/22	750	770
Tyco Electronics Group SA	7.125%	10/1/37	4,575	6,090
Verisk Analytics Inc.	5.800%	5/1/21	2,300	2,590
Verisk Analytics Inc.	4.125%	9/12/22	2,700	2,781
Xerox Corp.	6.400%	3/15/16	1,525	1,644
Xerox Corp.	6.750%	2/1/17	2,750	3,079
Xerox Corp.	2.950%	3/15/17	3,425	3,547
Xerox Corp.	6.350%	5/15/18	11,270	12,884
Xerox Corp.	5.625%	12/15/19	1,165	1,316
Xerox Corp.	2.800%	5/15/20	2,500	2,470
Xerox Corp.	4.500%	5/15/21	12,765	13,649
Xerox Corp.	3.800%	5/15/24	1,300	1,278
Xilinx Inc.	2.125%	3/15/19	500	498
Xilinx Inc.	3.000%	3/15/21	11,375	11,445

Transportation (0.6%)
6 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	345	371
6 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,049	2,070
6 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	1/15/23	1,274	1,364
American Airlines 2014-1 Class A Pass
Through Trust	3.700%	10/1/26	5,000	4,988
Burlington Northern Santa Fe LLC	5.650%	5/1/17	525	582
Burlington Northern Santa Fe LLC	5.750%	3/15/18	6,350	7,179
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,950	4,128
Burlington Northern Santa Fe LLC	4.100%	6/1/21	590	633
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,590	2,670
Burlington Northern Santa Fe LLC	3.050%	3/15/22	375	374
Burlington Northern Santa Fe LLC	3.050%	9/1/22	600	592
Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,350	4,436
Burlington Northern Santa Fe LLC	3.400%	9/1/24	4,100	4,044
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,193
Burlington Northern Santa Fe LLC	6.200%	8/15/36	225	284

Burlington Northern Santa Fe LLC	6.150%	5/1/37	4,150	5,125
Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,600	13,683
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,800	1,936
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,030	1,098
Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,954	4,904
Burlington Northern Santa Fe LLC	4.375%	9/1/42	975	949
Burlington Northern Santa Fe LLC	4.450%	3/15/43	525	517
Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,375	6,731
Burlington Northern Santa Fe LLC	4.550%	9/1/44	4,400	4,397
Canadian National Railway Co.	5.800%	6/1/16	200	217
Canadian National Railway Co.	1.450%	12/15/16	2,870	2,906
Canadian National Railway Co.	5.850%	11/15/17	350	397
Canadian National Railway Co.	5.550%	3/1/19	5,385	6,169
Canadian National Railway Co.	2.850%	12/15/21	11,235	11,356
Canadian National Railway Co.	6.900%	7/15/28	100	134
Canadian National Railway Co.	6.250%	8/1/34	325	418
Canadian National Railway Co.	6.200%	6/1/36	5,850	7,568
Canadian National Railway Co.	6.375%	11/15/37	850	1,135
Canadian Pacific Railway Co.	7.250%	5/15/19	2,945	3,570
Canadian Pacific Railway Co.	4.450%	3/15/23	3,830	4,178
Canadian Pacific Railway Co.	7.125%	10/15/31	1,181	1,606
Canadian Pacific Railway Co.	5.950%	5/15/37	20,510	25,702
Canadian Pacific Railway Ltd.	4.500%	1/15/22	8,375	9,200
Canadian Pacific Railway Ltd.	5.750%	1/15/42	1,460	1,800
Con-way Inc.	7.250%	1/15/18	2,075	2,385
Con-way Inc.	6.700%	5/1/34	3,910	4,341
6 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	3/15/19	1,047	1,112
6 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	274	304
6 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	961	1,122
6 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	5,808	6,230
6 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,596	7,748
6 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	753	762
CSX Corp.	7.900%	5/1/17	9,386	10,867
CSX Corp.	6.250%	3/15/18	3,875	4,446
CSX Corp.	7.375%	2/1/19	5,950	7,185
CSX Corp.	4.250%	6/1/21	590	639
CSX Corp.	3.700%	11/1/23	700	721
CSX Corp.	6.000%	10/1/36	475	581
CSX Corp.	6.150%	5/1/37	900	1,114
CSX Corp.	6.220%	4/30/40	7,164	8,994
CSX Corp.	5.500%	4/15/41	4,800	5,552
CSX Corp.	4.750%	5/30/42	9,840	10,316
CSX Corp.	4.100%	3/15/44	6,225	5,836
6 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	2,455	2,860
6 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	4,198	4,880
6 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	1,528	1,681
6 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,305	1,400

6 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	516	550
FedEx Corp.	8.000%	1/15/19	175	215
FedEx Corp.	2.625%	8/1/22	1,575	1,515
FedEx Corp.	3.875%	8/1/42	1,000	896
FedEx Corp.	5.100%	1/15/44	2,250	2,413
6 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	14,350	14,242
JB Hunt Transport Services Inc.	2.400%	3/15/19	500	501
JB Hunt Transport Services Inc.	3.850%	3/15/24	2,000	2,055
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	1,375	1,318
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	7,525	7,158
Kansas City Southern Railway Co.	4.300%	5/15/43	2,925	2,842
Norfolk Southern Corp.	5.750%	1/15/16	2,825	3,000
Norfolk Southern Corp.	7.700%	5/15/17	3,525	4,078
Norfolk Southern Corp.	5.750%	4/1/18	875	989
Norfolk Southern Corp.	5.900%	6/15/19	4,390	5,085
Norfolk Southern Corp.	3.000%	4/1/22	900	896
Norfolk Southern Corp.	2.903%	2/15/23	6,053	5,851
Norfolk Southern Corp.	5.590%	5/17/25	133	155
Norfolk Southern Corp.	7.800%	5/15/27	675	918
Norfolk Southern Corp.	7.250%	2/15/31	811	1,101
Norfolk Southern Corp.	4.837%	10/1/41	12,898	13,838
Norfolk Southern Corp.	3.950%	10/1/42	2,825	2,646
Norfolk Southern Corp.	6.000%	5/23/11	6,750	8,081
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,046
6 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	11/1/19	354	404
Ryder System Inc.	3.600%	3/1/16	2,060	2,140
Ryder System Inc.	5.850%	11/1/16	1,125	1,232
Ryder System Inc.	3.500%	6/1/17	3,000	3,141
Ryder System Inc.	2.500%	3/1/18	4,943	5,036
Ryder System Inc.	2.450%	11/15/18	5,400	5,464
Ryder System Inc.	2.350%	2/26/19	4,480	4,490
Ryder System Inc.	2.550%	6/1/19	11,050	11,076
Ryder System Inc.	2.450%	9/3/19	1,050	1,048
Southwest Airlines Co.	5.250%	10/1/14	260	260
6 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	910	1,045
6 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	2,331	2,610
Union Pacific Corp.	5.700%	8/15/18	850	970
Union Pacific Corp.	4.000%	2/1/21	4,325	4,670
Union Pacific Corp.	4.163%	7/15/22	4,740	5,143
Union Pacific Corp.	2.750%	4/15/23	4,500	4,381
Union Pacific Corp.	3.646%	2/15/24	1,698	1,749
Union Pacific Corp.	3.250%	1/15/25	2,600	2,579
Union Pacific Corp.	6.625%	2/1/29	820	1,073
Union Pacific Corp.	4.750%	9/15/41	3,825	4,134
Union Pacific Corp.	4.750%	12/15/43	3,575	3,826
Union Pacific Corp.	4.821%	2/1/44	7,780	8,446
Union Pacific Corp.	4.850%	6/15/44	1,600	1,740
Union Pacific Corp.	4.150%	1/15/45	3,625	3,537
6 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	376	440
6 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	9/3/26	2,850	2,850
6 United Airlines Pass Through Trust Series
2013-1	4.300%	2/15/27	5,200	5,356

6 United Airlines Pass Through Trust Series
2014-1	4.000%	10/11/27	6,325	6,372
United Parcel Service Inc.	1.125%	10/1/17	875	869
United Parcel Service Inc.	5.500%	1/15/18	6,505	7,303
United Parcel Service Inc.	5.125%	4/1/19	4,875	5,496
United Parcel Service Inc.	3.125%	1/15/21	8,300	8,573
United Parcel Service Inc.	2.450%	10/1/22	7,925	7,620
United Parcel Service Inc.	6.200%	1/15/38	12,160	15,698
United Parcel Service Inc.	3.625%	10/1/42	2,000	1,826
6 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	765	799
				12,493,107
Utilities (2.0%)
Electric (1.9%)
AEP Texas Central Co.	6.650%	2/15/33	2,952	3,829
Alabama Power Co.	3.550%	12/1/23	8,800	9,054
Alabama Power Co.	5.650%	3/15/35	1,000	1,020
Alabama Power Co.	6.125%	5/15/38	1,000	1,284
Alabama Power Co.	6.000%	3/1/39	1,750	2,220
Alabama Power Co.	5.200%	6/1/41	5,575	6,470
Alabama Power Co.	4.100%	1/15/42	1,475	1,464
Alabama Power Co.	3.850%	12/1/42	1,850	1,769
Alabama Power Co.	4.150%	8/15/44	2,600	2,581
Ameren Illinois Co.	2.700%	9/1/22	2,245	2,210
Ameren Illinois Co.	4.800%	12/15/43	1,575	1,712
Ameren Illinois Co.	4.300%	7/1/44	325	329
American Electric Power Co. Inc.	1.650%	12/15/17	75	75
Appalachian Power Co.	4.600%	3/30/21	16,350	18,061
Appalachian Power Co.	5.800%	10/1/35	400	480
Appalachian Power Co.	6.375%	4/1/36	750	934
Appalachian Power Co.	6.700%	8/15/37	3,750	4,883
Appalachian Power Co.	7.000%	4/1/38	1,665	2,256
Arizona Public Service Co.	8.750%	3/1/19	1,298	1,649
Arizona Public Service Co.	3.350%	6/15/24	1,975	1,979
Arizona Public Service Co.	5.500%	9/1/35	2,100	2,492
Arizona Public Service Co.	4.500%	4/1/42	4,525	4,727
Arizona Public Service Co.	4.700%	1/15/44	3,250	3,514
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,260
Baltimore Gas & Electric Co.	5.900%	10/1/16	275	301
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	5,059
Baltimore Gas & Electric Co.	2.800%	8/15/22	3,000	2,945
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,325	1,339
Baltimore Gas & Electric Co.	6.350%	10/1/36	250	324
Berkshire Hathaway Energy Co.	1.100%	5/15/17	5,000	4,960
Berkshire Hathaway Energy Co.	5.750%	4/1/18	5,961	6,732
Berkshire Hathaway Energy Co.	2.000%	11/15/18	1,000	992
Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	6,080
Berkshire Hathaway Energy Co.	8.480%	9/15/28	100	146
Berkshire Hathaway Energy Co.	6.125%	4/1/36	9,725	12,035
Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,017	6,137
Berkshire Hathaway Energy Co.	6.500%	9/15/37	8,705	11,248
Berkshire Hathaway Energy Co.	5.150%	11/15/43	4,025	4,483
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,700	1,618
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	138
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,450	4,968
CenterPoint Energy Inc.	6.500%	5/1/18	5,650	6,501
Cleco Power LLC	6.000%	12/1/40	1,600	1,894

Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,695	1,830
Cleveland Electric Illuminating Co.	7.880%	11/1/17	600	709
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,800	2,073
CMS Energy Corp.	8.750%	6/15/19	7,920	10,091
CMS Energy Corp.	3.875%	3/1/24	1,600	1,648
CMS Energy Corp.	4.875%	3/1/44	4,400	4,541
Commonwealth Edison Co.	5.950%	8/15/16	450	492
Commonwealth Edison Co.	1.950%	9/1/16	885	903
Commonwealth Edison Co.	6.150%	9/15/17	15,357	17,375
Commonwealth Edison Co.	5.800%	3/15/18	6,635	7,522
Commonwealth Edison Co.	2.150%	1/15/19	9,250	9,289
Commonwealth Edison Co.	4.000%	8/1/20	5,000	5,388
Commonwealth Edison Co.	3.400%	9/1/21	3,000	3,125
Commonwealth Edison Co.	5.875%	2/1/33	100	123
Commonwealth Edison Co.	5.900%	3/15/36	1,315	1,643
Commonwealth Edison Co.	6.450%	1/15/38	3,020	4,004
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,191
Connecticut Light & Power Co.	5.500%	2/1/19	1,365	1,541
Connecticut Light & Power Co.	2.500%	1/15/23	7,275	6,971
Connecticut Light & Power Co.	6.350%	6/1/36	2,400	3,193
Connecticut Light & Power Co.	4.300%	4/15/44	1,800	1,841
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	3,213	3,399
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,419
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,150	6,124
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,000	6,616
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	632
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	3,615	4,404
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,878	2,380
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	450	549
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	200	268
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,628
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,400	4,160
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	13,150	13,380
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	4,669
Constellation Energy Group Inc.	5.150%	12/1/20	3,705	4,087
Consumers Energy Co.	5.500%	8/15/16	394	428
Consumers Energy Co.	5.650%	9/15/18	1,800	2,058
Consumers Energy Co.	6.125%	3/15/19	5,791	6,750
Consumers Energy Co.	6.700%	9/15/19	7,960	9,558
Consumers Energy Co.	5.650%	4/15/20	1,375	1,595
Consumers Energy Co.	2.850%	5/15/22	13,516	13,475
Consumers Energy Co.	3.375%	8/15/23	1,175	1,208
Consumers Energy Co.	3.950%	5/15/43	4,225	4,102
Consumers Energy Co.	4.350%	8/31/64	1,600	1,586
Dayton Power & Light Co.	1.875%	9/15/16	525	532
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,229
Delmarva Power & Light Co.	4.000%	6/1/42	3,650	3,546
Dominion Resources Inc.	1.950%	8/15/16	2,150	2,184
Dominion Resources Inc.	5.600%	11/15/16	670	731
Dominion Resources Inc.	1.400%	9/15/17	4,075	4,031
Dominion Resources Inc.	6.000%	11/30/17	1,750	1,978
Dominion Resources Inc.	6.400%	6/15/18	300	345
Dominion Resources Inc.	5.200%	8/15/19	300	339
Dominion Resources Inc.	2.750%	9/15/22	1,800	1,743
Dominion Resources Inc.	6.300%	3/15/33	350	432
Dominion Resources Inc.	5.950%	6/15/35	6,100	7,372
Dominion Resources Inc.	4.900%	8/1/41	4,450	4,715
Dominion Resources Inc.	4.050%	9/15/42	4,997	4,653

[6,9] Dominion Resources Inc.		5.750%	10/1/54	3,650	3,690
6	Dominion Resources Inc.	7.500%	6/30/66	700	753
	DTE Electric Co.	3.450%	10/1/20	7,005	7,303
	DTE Electric Co.	2.650%	6/15/22	6,025	5,924
	DTE Electric Co.	3.650%	3/15/24	6,325	6,522
	DTE Electric Co.	3.375%	3/1/25	3,725	3,751
	DTE Electric Co.	5.700%	10/1/37	2,025	2,520
	DTE Electric Co.	3.950%	6/15/42	10,075	9,780
	DTE Energy Co.	3.500%	6/1/24	10,900	10,949
	DTE Energy Co.	6.375%	4/15/33	100	126
	Duke Energy Carolinas LLC	1.750%	12/15/16	2,785	2,829
	Duke Energy Carolinas LLC	5.250%	1/15/18	2,000	2,225
	Duke Energy Carolinas LLC	5.100%	4/15/18	1,900	2,119
	Duke Energy Carolinas LLC	4.300%	6/15/20	2,500	2,742
	Duke Energy Carolinas LLC	3.900%	6/15/21	9,068	9,711
	Duke Energy Carolinas LLC	6.000%	12/1/28	2,994	3,720
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,425	8,189
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,225	2,759
	Duke Energy Carolinas LLC	6.000%	1/15/38	900	1,135
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	669
	Duke Energy Carolinas LLC	5.300%	2/15/40	5,290	6,235
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,850	5,931
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,125	5,980
	Duke Energy Corp.	3.350%	4/1/15	4,650	4,713
	Duke Energy Corp.	2.150%	11/15/16	925	944
	Duke Energy Corp.	1.625%	8/15/17	525	526
	Duke Energy Corp.	2.100%	6/15/18	1,650	1,659
	Duke Energy Corp.	5.050%	9/15/19	6,225	6,955
	Duke Energy Corp.	3.050%	8/15/22	1,550	1,535
	Duke Energy Corp.	3.950%	10/15/23	1,850	1,919
	Duke Energy Corp.	3.750%	4/15/24	5,975	6,098
	Duke Energy Florida Inc.	0.650%	11/15/15	2,700	2,702
	Duke Energy Florida Inc.	5.100%	12/1/15	590	621
	Duke Energy Florida Inc.	5.650%	6/15/18	1,175	1,335
	Duke Energy Florida Inc.	6.350%	9/15/37	775	1,032
	Duke Energy Florida Inc.	6.400%	6/15/38	6,450	8,597
	Duke Energy Florida Inc.	5.650%	4/1/40	4,200	5,197
	Duke Energy Indiana Inc.	6.050%	6/15/16	1,600	1,736
	Duke Energy Indiana Inc.	3.750%	7/15/20	2,500	2,657
	Duke Energy Indiana Inc.	6.120%	10/15/35	325	398
	Duke Energy Indiana Inc.	6.350%	8/15/38	3,775	5,064
	Duke Energy Indiana Inc.	4.200%	3/15/42	1,000	1,009
	Duke Energy Indiana Inc.	4.900%	7/15/43	1,850	2,077
	Duke Energy Ohio Inc.	5.450%	4/1/19	1,700	1,936
	Duke Energy Progress Inc.	5.300%	1/15/19	5,000	5,653
	Duke Energy Progress Inc.	2.800%	5/15/22	3,000	2,979
	Duke Energy Progress Inc.	6.300%	4/1/38	3,025	3,971
	Duke Energy Progress Inc.	4.100%	5/15/42	3,625	3,605
	Duke Energy Progress Inc.	4.375%	3/30/44	10,650	11,029
	Edison International	3.750%	9/15/17	1,690	1,789
	El Paso Electric Co.	6.000%	5/15/35	600	717
	Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,532
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	4,675	5,322
	Entergy Gulf States Louisiana LLC	3.950%	10/1/20	8,700	9,340
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	9,000	10,588
	Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,991
	Entergy Louisiana LLC	5.400%	11/1/24	5,127	5,979
	Entergy Mississippi Inc.	3.100%	7/1/23	300	296

Entergy Texas Inc.	7.125%	2/1/19	3,000	3,582
Exelon Corp.	5.625%	6/15/35	200	224
Exelon Generation Co. LLC	6.200%	10/1/17	9,320	10,483
Exelon Generation Co. LLC	4.000%	10/1/20	3,300	3,475
Exelon Generation Co. LLC	4.250%	6/15/22	6,000	6,238
Exelon Generation Co. LLC	6.250%	10/1/39	4,000	4,656
Exelon Generation Co. LLC	5.750%	10/1/41	3,525	3,918
Exelon Generation Co. LLC	5.600%	6/15/42	5,848	6,248
Florida Power & Light Co.	5.550%	11/1/17	5,000	5,619
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,345
Florida Power & Light Co.	5.950%	10/1/33	225	283
Florida Power & Light Co.	5.625%	4/1/34	2,160	2,629
Florida Power & Light Co.	5.400%	9/1/35	825	988
Florida Power & Light Co.	6.200%	6/1/36	6,050	7,837
Florida Power & Light Co.	5.650%	2/1/37	725	888
Florida Power & Light Co.	5.850%	5/1/37	1,265	1,599
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,099
Florida Power & Light Co.	5.960%	4/1/39	6,100	7,805
Florida Power & Light Co.	5.690%	3/1/40	425	529
Florida Power & Light Co.	5.250%	2/1/41	500	588
Florida Power & Light Co.	4.125%	2/1/42	10,575	10,645
Georgia Power Co.	0.625%	11/15/15	1,550	1,550
Georgia Power Co.	3.000%	4/15/16	6,625	6,834
Georgia Power Co.	5.700%	6/1/17	2,525	2,802
Georgia Power Co.	5.650%	3/1/37	100	118
Georgia Power Co.	5.400%	6/1/40	375	431
Georgia Power Co.	4.750%	9/1/40	1,600	1,711
Georgia Power Co.	4.300%	3/15/42	7,300	7,283
Iberdrola International BV	6.750%	7/15/36	4,285	5,235
Indiana Michigan Power Co.	7.000%	3/15/19	550	658
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	3,496
6 Integrys Energy Group Inc.	6.110%	12/1/66	2,345	2,398
Interstate Power & Light Co.	6.250%	7/15/39	925	1,209
ITC Holdings Corp.	4.050%	7/1/23	5,500	5,720
ITC Holdings Corp.	5.300%	7/1/43	1,600	1,796
Jersey Central Power & Light Co.	5.625%	5/1/16	2,525	2,694
Jersey Central Power & Light Co.	5.650%	6/1/17	2,775	3,049
6 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,450	1,579
Kansas City Power & Light Co.	6.050%	11/15/35	125	152
Kansas City Power & Light Co.	5.300%	10/1/41	4,795	5,372
Kentucky Utilities Co.	1.625%	11/1/15	2,795	2,823
Kentucky Utilities Co.	3.250%	11/1/20	5,145	5,324
Kentucky Utilities Co.	5.125%	11/1/40	3,575	4,141
Kentucky Utilities Co.	4.650%	11/15/43	425	459
LG&E & KU Energy LLC	2.125%	11/15/15	1,350	1,366
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,661
LG&E & KU Energy LLC	4.375%	10/1/21	3,625	3,889
Louisville Gas & Electric Co.	1.625%	11/15/15	4,875	4,933
Louisville Gas & Electric Co.	5.125%	11/15/40	2,340	2,704
Louisville Gas & Electric Co.	4.650%	11/15/43	725	787
Metropolitan Edison Co.	7.700%	1/15/19	1,348	1,625
MidAmerican Energy Co.	5.950%	7/15/17	2,810	3,153
MidAmerican Energy Co.	5.300%	3/15/18	100	112
MidAmerican Energy Co.	6.750%	12/30/31	4,150	5,473
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,921
MidAmerican Energy Co.	5.800%	10/15/36	1,350	1,669
Midamerican Funding LLC	6.927%	3/1/29	3,935	5,119
Mississippi Power Co.	4.250%	3/15/42	4,475	4,394

National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	2,950	3,047
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	175	193
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	4,850	5,437
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	5,475	7,208
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	5,975	5,939
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	7,510	7,528
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	4,060	4,096
8 National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,068	1,077
Nevada Power Co.	6.500%	5/15/18	1,865	2,164
Nevada Power Co.	6.500%	8/1/18	14,093	16,454
Nevada Power Co.	7.125%	3/15/19	4,150	4,981
Nevada Power Co.	6.650%	4/1/36	965	1,272
Nevada Power Co.	6.750%	7/1/37	975	1,310
Nevada Power Co.	5.450%	5/15/41	500	588
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	2,000	2,167
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	3,613	4,142
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	7,000	6,956
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	950	960
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	885	955
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	3,175	3,215
6 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,075	2,080
6 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,503	1,541
6 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	325	358
Northern States Power Co.	1.950%	8/15/15	425	429
Northern States Power Co.	5.250%	3/1/18	1,225	1,368
Northern States Power Co.	2.600%	5/15/23	1,330	1,278
Northern States Power Co.	5.250%	7/15/35	100	118
Northern States Power Co.	6.250%	6/1/36	525	686
Northern States Power Co.	6.200%	7/1/37	1,695	2,205
Northern States Power Co.	5.350%	11/1/39	3,245	3,835
Northern States Power Co.	4.850%	8/15/40	950	1,074
Northern States Power Co.	3.400%	8/15/42	400	355
Northern States Power Co.	4.125%	5/15/44	5,850	5,891
NSTAR Electric Co.	5.625%	11/15/17	4,360	4,891
NSTAR Electric Co.	2.375%	10/15/22	1,700	1,625
NSTAR Electric Co.	5.500%	3/15/40	3,505	4,229
NSTAR LLC	4.500%	11/15/19	8,482	9,293
Oglethorpe Power Corp.	5.950%	11/1/39	600	727
Oglethorpe Power Corp.	5.375%	11/1/40	5,145	5,854
Ohio Edison Co.	6.875%	7/15/36	1,000	1,308
Ohio Power Co.	6.000%	6/1/16	1,520	1,648
Ohio Power Co.	5.375%	10/1/21	3,775	4,375
Ohio Power Co.	5.850%	10/1/35	1,050	1,260
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,482
Oklahoma Gas & Electric Co.	5.250%	5/15/41	1,250	1,467
Oklahoma Gas & Electric Co.	3.900%	5/1/43	1,825	1,751
Oncor Electric Delivery Co. LLC	5.000%	9/30/17	2,000	2,203
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,170	3,717
8 Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,125	2,109
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,368

Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	212
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,636
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,590	8,154
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,500	2,930
Pacific Gas & Electric Co.	5.625%	11/30/17	9,876	11,058
Pacific Gas & Electric Co.	8.250%	10/15/18	4,105	5,043
Pacific Gas & Electric Co.	3.500%	10/1/20	3,590	3,731
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,765
Pacific Gas & Electric Co.	3.250%	9/15/21	9,226	9,373
Pacific Gas & Electric Co.	2.450%	8/15/22	6,397	6,064
Pacific Gas & Electric Co.	3.250%	6/15/23	1,675	1,656
Pacific Gas & Electric Co.	3.400%	8/15/24	3,425	3,401
Pacific Gas & Electric Co.	6.050%	3/1/34	14,874	18,289
Pacific Gas & Electric Co.	5.800%	3/1/37	9,005	10,783
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	5,115
Pacific Gas & Electric Co.	6.250%	3/1/39	1,073	1,375
Pacific Gas & Electric Co.	5.400%	1/15/40	850	967
Pacific Gas & Electric Co.	4.450%	4/15/42	9,452	9,476
Pacific Gas & Electric Co.	4.600%	6/15/43	2,500	2,587
Pacific Gas & Electric Co.	4.750%	2/15/44	1,700	1,790
PacifiCorp	5.650%	7/15/18	3,000	3,413
PacifiCorp	5.500%	1/15/19	4,000	4,539
PacifiCorp	2.950%	2/1/22	11,250	11,358
PacifiCorp	3.600%	4/1/24	4,350	4,454
PacifiCorp	7.700%	11/15/31	1,185	1,723
PacifiCorp	5.250%	6/15/35	2,900	3,391
PacifiCorp	5.750%	4/1/37	11,300	13,995
PacifiCorp	4.100%	2/1/42	1,600	1,586
Peco Energy Co.	1.200%	10/15/16	2,900	2,915
Peco Energy Co.	5.350%	3/1/18	575	642
Peco Energy Co.	2.375%	9/15/22	875	839
Peco Energy Co.	5.950%	10/1/36	500	642
Pennsylvania Electric Co.	6.150%	10/1/38	9,075	10,674
Pepco Holdings Inc.	2.700%	10/1/15	295	300
PG&E Corp.	2.400%	3/1/19	2,425	2,428
Potomac Electric Power Co.	3.600%	3/15/24	200	206
Potomac Electric Power Co.	6.500%	11/15/37	4,043	5,411
PPL Capital Funding Inc.	1.900%	6/1/18	5,120	5,097
PPL Capital Funding Inc.	3.400%	6/1/23	6,700	6,609
PPL Capital Funding Inc.	3.950%	3/15/24	700	719
PPL Capital Funding Inc.	4.700%	6/1/43	4,300	4,407
PPL Capital Funding Inc.	5.000%	3/15/44	2,000	2,134
PPL Electric Utilities Corp.	3.000%	9/15/21	590	597
PPL Electric Utilities Corp.	6.250%	5/15/39	800	1,052
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,467
PPL Electric Utilities Corp.	4.750%	7/15/43	3,725	4,089
PPL Electric Utilities Corp.	4.125%	6/15/44	1,550	1,563
Progress Energy Inc.	5.625%	1/15/16	2,795	2,966
Progress Energy Inc.	4.400%	1/15/21	5,186	5,660
Progress Energy Inc.	3.150%	4/1/22	5,800	5,822
Progress Energy Inc.	7.750%	3/1/31	625	878
Progress Energy Inc.	6.000%	12/1/39	3,165	3,901
PSEG Power LLC	5.500%	12/1/15	3,125	3,290
PSEG Power LLC	5.320%	9/15/16	885	957
PSEG Power LLC	5.125%	4/15/20	415	458
PSEG Power LLC	4.150%	9/15/21	1,275	1,341
PSEG Power LLC	8.625%	4/15/31	975	1,401
Public Service Co. of Colorado	5.800%	8/1/18	425	482

Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,439
Public Service Co. of Colorado	3.200%	11/15/20	5,900	6,117
Public Service Co. of Colorado	2.250%	9/15/22	1,250	1,187
Public Service Co. of Colorado	6.250%	9/1/37	475	623
Public Service Co. of Colorado	4.750%	8/15/41	1,500	1,641
Public Service Co. of Colorado	3.600%	9/15/42	800	732
Public Service Co. of Colorado	4.300%	3/15/44	5,450	5,603
Public Service Co. of New Hampshire	3.500%	11/1/23	425	439
Public Service Co. of Oklahoma	5.150%	12/1/19	650	731
Public Service Co. of Oklahoma	4.400%	2/1/21	2,585	2,823
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	2,041
Public Service Electric & Gas Co.	2.300%	9/15/18	9,900	10,063
Public Service Electric & Gas Co.	1.800%	6/1/19	3,500	3,442
Public Service Electric & Gas Co.	3.500%	8/15/20	625	657
Public Service Electric & Gas Co.	2.375%	5/15/23	2,700	2,562
Public Service Electric & Gas Co.	5.800%	5/1/37	3,275	4,104
Public Service Electric & Gas Co.	5.375%	11/1/39	4,189	5,025
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	3,716
Public Service Electric & Gas Co.	3.650%	9/1/42	4,575	4,239
Public Service Electric & Gas Co.	4.000%	6/1/44	1,300	1,272
Puget Energy Inc.	6.500%	12/15/20	2,950	3,492
Puget Energy Inc.	6.000%	9/1/21	3,350	3,879
Puget Sound Energy Inc.	5.483%	6/1/35	2,350	2,791
Puget Sound Energy Inc.	6.274%	3/15/37	1,825	2,393
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,734
Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,880
Puget Sound Energy Inc.	5.764%	7/15/40	600	749
Puget Sound Energy Inc.	4.434%	11/15/41	4,800	5,095
San Diego Gas & Electric Co.	5.300%	11/15/15	650	683
San Diego Gas & Electric Co.	3.000%	8/15/21	1,350	1,377
San Diego Gas & Electric Co.	6.000%	6/1/26	4,000	4,957
San Diego Gas & Electric Co.	5.350%	5/15/35	250	296
San Diego Gas & Electric Co.	6.125%	9/15/37	1,000	1,285
San Diego Gas & Electric Co.	5.350%	5/15/40	2,000	2,371
San Diego Gas & Electric Co.	4.500%	8/15/40	3,295	3,485
San Diego Gas & Electric Co.	3.950%	11/15/41	400	393
SCANA Corp.	6.250%	4/1/20	4,455	5,131
SCANA Corp.	4.750%	5/15/21	1,795	1,937
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,376
Sierra Pacific Power Co.	3.375%	8/15/23	1,450	1,469
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,977
South Carolina Electric & Gas Co.	5.250%	11/1/18	1,500	1,696
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,700	3,177
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,346
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,964
South Carolina Electric & Gas Co.	4.600%	6/15/43	7,300	7,678
South Carolina Electric & Gas Co.	4.500%	6/1/64	1,850	1,867
Southern California Edison Co.	4.650%	4/1/15	425	434
Southern California Edison Co.	5.000%	1/15/16	1,025	1,082
Southern California Edison Co.	1.125%	5/1/17	900	895
Southern California Edison Co.	3.875%	6/1/21	2,000	2,153
Southern California Edison Co.	3.500%	10/1/23	12,300	12,641
Southern California Edison Co.	6.650%	4/1/29	150	192
Southern California Edison Co.	6.000%	1/15/34	1,000	1,269
Southern California Edison Co.	5.750%	4/1/35	325	400
Southern California Edison Co.	5.350%	7/15/35	4,185	4,948
Southern California Edison Co.	5.550%	1/15/36	500	603
Southern California Edison Co.	5.625%	2/1/36	1,875	2,272

Southern California Edison Co.	5.950%	2/1/38	2,800	3,522
Southern California Edison Co.	4.500%	9/1/40	10,307	11,005
Southern California Edison Co.	4.050%	3/15/42	6,450	6,372
Southern California Edison Co.	3.900%	3/15/43	725	691
Southern California Edison Co.	4.650%	10/1/43	5,725	6,140
Southern Co.	2.375%	9/15/15	2,850	2,898
Southern Co.	1.950%	9/1/16	590	601
Southern Co.	1.300%	8/15/17	2,100	2,090
Southern Co.	2.150%	9/1/19	1,650	1,630
Southern Power Co.	5.150%	9/15/41	6,640	7,272
Southern Power Co.	5.250%	7/15/43	5,275	5,860
Southwestern Electric Power Co.	5.550%	1/15/17	100	109
Southwestern Electric Power Co.	5.875%	3/1/18	75	84
Southwestern Electric Power Co.	6.450%	1/15/19	4,763	5,557
Southwestern Electric Power Co.	3.550%	2/15/22	4,200	4,303
Southwestern Public Service Co.	4.500%	8/15/41	2,079	2,181
Tampa Electric Co.	6.100%	5/15/18	2,175	2,487
Tampa Electric Co.	5.400%	5/15/21	2,590	2,998
Tampa Electric Co.	2.600%	9/15/22	1,000	966
Tampa Electric Co.	6.550%	5/15/36	675	905
Tampa Electric Co.	4.350%	5/15/44	3,500	3,598
TECO Finance Inc.	4.000%	3/15/16	1,100	1,148
TECO Finance Inc.	6.572%	11/1/17	470	536
TECO Finance Inc.	5.150%	3/15/20	7,862	8,774
Toledo Edison Co.	6.150%	5/15/37	4,244	5,112
TransAlta Corp.	4.750%	1/15/15	400	405
TransAlta Corp.	6.650%	5/15/18	2,325	2,615
TransAlta Corp.	6.500%	3/15/40	2,000	2,049
Tucson Electric Power Co.	5.150%	11/15/21	1,045	1,171
UIL Holdings Corp.	4.625%	10/1/20	1,000	1,068
Union Electric Co.	6.700%	2/1/19	2,432	2,886
Union Electric Co.	3.500%	4/15/24	5,300	5,419
Union Electric Co.	5.300%	8/1/37	2,919	3,385
Union Electric Co.	8.450%	3/15/39	2,000	3,268
Virginia Electric & Power Co.	5.400%	1/15/16	5,250	5,567
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,043
Virginia Electric & Power Co.	3.450%	9/1/22	11,095	11,480
Virginia Electric & Power Co.	2.750%	3/15/23	6,300	6,158
Virginia Electric & Power Co.	6.000%	1/15/36	3,540	4,510
Virginia Electric & Power Co.	6.350%	11/30/37	3,000	3,984
Virginia Electric & Power Co.	4.000%	1/15/43	14,575	14,132
Virginia Electric and Power Co.	4.450%	2/15/44	1,095	1,136
Westar Energy Inc.	8.625%	12/1/18	1,250	1,575
Westar Energy Inc.	4.125%	3/1/42	4,375	4,361
Westar Energy Inc.	4.100%	4/1/43	900	899
Westar Energy Inc.	4.625%	9/1/43	2,900	3,098
Western Massachusetts Electric Co.	3.500%	9/15/21	1,050	1,097
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,887
Wisconsin Electric Power Co.	3.650%	12/15/42	400	377
Wisconsin Electric Power Co.	4.250%	6/1/44	3,100	3,215
6 Wisconsin Energy Corp.	6.250%	5/15/67	5,175	5,356
Wisconsin Power & Light Co.	5.000%	7/15/19	475	533
Wisconsin Power & Light Co.	2.250%	11/15/22	3,850	3,674
Wisconsin Power & Light Co.	6.375%	8/15/37	1,625	2,184
Wisconsin Public Service Corp.	3.671%	12/1/42	2,050	1,914
Wisconsin Public Service Corp.	4.752%	11/1/44	3,175	3,546
Xcel Energy Inc.	5.613%	4/1/17	275	303
Xcel Energy Inc.	4.700%	5/15/20	8,320	9,147

	Xcel Energy Inc.	6.500%	7/1/36	7,611	9,942

	Natural Gas (0.1%)
	AGL Capital Corp.	5.250%	8/15/19	1,600	1,794
	AGL Capital Corp.	3.500%	9/15/21	1,580	1,630
	AGL Capital Corp.	5.875%	3/15/41	5,700	7,012
	AGL Capital Corp.	4.400%	6/1/43	1,000	1,007
	Atmos Energy Corp.	8.500%	3/15/19	760	953
	Atmos Energy Corp.	5.500%	6/15/41	4,050	4,869
	Atmos Energy Corp.	4.150%	1/15/43	275	274
	British Transco Finance Inc.	6.625%	6/1/18	3,375	3,902
[14] Enron Corp.		7.625%	9/10/04	400	—
[14] Enron Corp.		6.625%	11/15/05	300	—
[14] Enron Corp.		7.125%	5/15/07	1,800	—
[14] Enron Corp.		6.875%	10/15/07	1,800	—
[14] Enron Corp.		6.750%	8/1/09	1,300	—
[14] Internorth Inc.		9.625%	3/15/06	1,000	—
	KeySpan Corp.	8.000%	11/15/30	50	69
	Laclede Group Inc.	4.700%	8/15/44	3,500	3,543
	National Fuel Gas Co.	6.500%	4/15/18	5,129	5,872
	National Grid plc	6.300%	8/1/16	2,450	2,685
8	ONE Gas Inc.	2.070%	2/1/19	2,600	2,592
8	ONE Gas Inc.	4.658%	2/1/44	1,200	1,311
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,375	1,491
	Sempra Energy	6.500%	6/1/16	3,885	4,238
	Sempra Energy	2.300%	4/1/17	175	179
	Sempra Energy	6.150%	6/15/18	2,775	3,173
	Sempra Energy	9.800%	2/15/19	1,500	1,955
	Sempra Energy	2.875%	10/1/22	2,125	2,073
	Sempra Energy	4.050%	12/1/23	19,085	20,048
	Sempra Energy	6.000%	10/15/39	6,960	8,647
	Southern California Gas Co.	5.750%	11/15/35	400	502
	Southern California Gas Co.	3.750%	9/15/42	3,325	3,151
	Southern California Gas Co.	4.450%	3/15/44	1,450	1,535

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	8,041	9,030
	American Water Capital Corp.	6.593%	10/15/37	6,125	8,106
	United Utilities plc	5.375%	2/1/19	6,025	6,610
	Veolia Environnement SA	6.000%	6/1/18	6,000	6,758
	Veolia Environnement SA	6.750%	6/1/38	1,300	1,571

					1,676,982
Total Corporate Bonds (Cost $20,6)					21,405,169
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
	African Development Bank	1.250%	9/2/16	3,100	3,135
	African Development Bank	0.750%	10/18/16	8,850	8,835
	African Development Bank	1.125%	3/15/17	4,200	4,217
	African Development Bank	0.875%	3/15/18	4,700	4,618
	African Development Bank	1.625%	10/2/18	16,500	16,518
	African Development Bank	2.375%	9/23/21	13,000	13,049
	Asian Development Bank	4.250%	10/20/14	3,550	3,557
	Asian Development Bank	2.500%	3/15/16	11,150	11,479
	Asian Development Bank	5.500%	6/27/16	5,450	5,913
	Asian Development Bank	0.750%	1/11/17	16,575	16,525
	Asian Development Bank	1.125%	3/15/17	34,275	34,458
	Asian Development Bank	5.250%	6/12/17	100	111

Asian Development Bank	5.593%	7/16/18	1,700	1,933
Asian Development Bank	1.750%	9/11/18	2,250	2,266
Asian Development Bank	1.500%	9/28/18	15,000	14,967
Asian Development Bank	1.875%	10/23/18	5,120	5,174
Asian Development Bank	1.750%	3/21/19	14,600	14,609
Asian Development Bank	1.875%	4/12/19	13,250	13,318
Asian Development Bank	1.375%	3/23/20	2,750	2,659
Banco do Brasil SA	3.875%	1/23/17	6,650	6,865
Banco do Brasil SA	3.875%	10/10/22	8,875	8,354
Canada	0.875%	2/14/17	22,250	22,193
Canada	1.625%	2/27/19	1,300	1,295
China Development Bank Corp.	4.750%	10/8/14	2,625	2,626
China Development Bank Corp.	5.000%	10/15/15	525	545
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	2,850	2,811
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	13,900	12,918
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	15,100	15,097
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	14,600	14,813
Corp Andina de Fomento	1.500%	8/8/17	8,000	7,988
Corp. Andina de Fomento	5.125%	5/5/15	3,775	3,868
Corp. Andina de Fomento	3.750%	1/15/16	9,460	9,756
Corp. Andina de Fomento	8.125%	6/4/19	1,350	1,663
Corp. Andina de Fomento	4.375%	6/15/22	17,046	18,158
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,220
Council Of Europe Development Bank	2.625%	2/16/16	4,565	4,701
Council Of Europe Development Bank	1.500%	2/22/17	6,000	6,080
Council Of Europe Development Bank	1.500%	6/19/17	1,350	1,364
Council Of Europe Development Bank	1.000%	3/7/18	10,450	10,315
Council Of Europe Development Bank	1.125%	5/31/18	4,550	4,492
Ecopetrol SA	7.625%	7/23/19	8,750	10,390
Ecopetrol SA	5.875%	9/18/23	5,800	6,395
Ecopetrol SA	4.125%	1/16/25	8,325	8,023
Ecopetrol SA	7.375%	9/18/43	10,000	12,106
Ecopetrol SA	5.875%	5/28/45	5,600	5,712
European Bank for Reconstruction &
Development	2.750%	4/20/15	7,700	7,807
European Bank for Reconstruction &
Development	2.500%	3/15/16	11,975	12,323
European Bank for Reconstruction &
Development	1.375%	10/20/16	4,735	4,797
European Bank for Reconstruction &
Development	1.000%	2/16/17	5,000	5,011
European Bank for Reconstruction &
Development	0.750%	9/1/17	8,075	7,975
European Bank for Reconstruction &
Development	1.000%	9/17/18	2,050	2,001
European Bank for Reconstruction &
Development	1.625%	11/15/18	4,675	4,671
European Bank for Reconstruction &
Development	1.750%	6/14/19	21,525	21,327
European Bank for Reconstruction &
Development	1.500%	3/16/20	10,950	10,655
European Investment Bank	1.125%	4/15/15	26,000	26,133
European Investment Bank	1.000%	7/15/15	11,500	11,572
European Investment Bank	1.625%	9/1/15	19,545	19,792
European Investment Bank	1.375%	10/20/15	4,545	4,588
European Investment Bank	4.875%	2/16/16	9,500	10,077
European Investment Bank	2.250%	3/15/16	19,400	19,909
European Investment Bank	0.625%	4/15/16	22,700	22,756

	European Investment Bank	2.500%	5/16/16	15,700	16,202
	European Investment Bank	2.125%	7/15/16	6,000	6,163
	European Investment Bank	0.500%	8/15/16	10,000	9,958
	European Investment Bank	5.125%	9/13/16	14,700	15,962
	European Investment Bank	1.250%	10/14/16	6,650	6,724
	European Investment Bank	1.125%	12/15/16	1,500	1,507
	European Investment Bank	4.875%	1/17/17	5,500	5,996
	European Investment Bank	1.750%	3/15/17	35,100	35,818
	European Investment Bank	0.875%	4/18/17	15,100	15,014
	European Investment Bank	5.125%	5/30/17	9,150	10,129
	European Investment Bank	1.625%	6/15/17	1,000	1,016
	European Investment Bank	1.000%	8/17/17	17,000	16,912
	European Investment Bank	1.125%	9/15/17	14,425	14,430
	European Investment Bank	1.000%	12/15/17	13,850	13,731
	European Investment Bank	1.000%	3/15/18	20,575	20,301
	European Investment Bank	1.000%	6/15/18	36,000	35,343
	European Investment Bank	1.625%	12/18/18	34,225	34,182
	European Investment Bank	1.875%	3/15/19	46,000	46,174
	European Investment Bank	1.750%	6/17/19	63,470	62,940
	European Investment Bank	2.875%	9/15/20	14,650	15,253
	European Investment Bank	4.000%	2/16/21	11,575	12,811
	European Investment Bank	2.500%	4/15/21	32,125	32,582
	European Investment Bank	2.125%	10/15/21	7,600	7,492
	European Investment Bank	3.250%	1/29/24	12,900	13,531
	European Investment Bank	4.875%	2/15/36	100	122
	Export Development Canada	2.250%	5/28/15	1,550	1,570
	Export Development Canada	1.250%	10/26/16	705	712
	Export Development Canada	0.625%	12/15/16	1,675	1,672
[12] Export Development Canada		1.000%	5/15/17	7,400	7,376
	Export Development Canada	0.750%	12/15/17	9,025	8,866
	Export Development Canada	1.500%	10/3/18	15,125	14,982
	Export-Import Bank of Korea	3.750%	10/20/16	5,575	5,856
	Export-Import Bank of Korea	4.000%	1/11/17	15,250	16,125
	Export-Import Bank of Korea	1.750%	2/27/18	3,675	3,645
	Export-Import Bank of Korea	2.875%	9/17/18	8,000	8,177
	Export-Import Bank of Korea	2.375%	8/12/19	5,000	4,959
	Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,965
	Export-Import Bank of Korea	4.000%	1/29/21	2,500	2,639
	Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,308
	Export-Import Bank of Korea	5.000%	4/11/22	8,300	9,277
	Export-Import Bank of Korea	4.000%	1/14/24	17,500	18,295
	Federative Republic of Brazil	6.000%	1/17/17	21,330	23,378
6	Federative Republic of Brazil	8.000%	1/15/18	9,421	10,448
	Federative Republic of Brazil	5.875%	1/15/19	16,050	18,000
	Federative Republic of Brazil	8.875%	10/14/19	3,600	4,572
	Federative Republic of Brazil	4.875%	1/22/21	7,470	7,935
	Federative Republic of Brazil	2.625%	1/5/23	8,025	7,239
	Federative Republic of Brazil	4.250%	1/7/25	33,525	33,199
	Federative Republic of Brazil	8.750%	2/4/25	3,300	4,488
	Federative Republic of Brazil	10.125%	5/15/27	3,300	5,082
	Federative Republic of Brazil	8.250%	1/20/34	8,550	11,500
	Federative Republic of Brazil	7.125%	1/20/37	9,125	11,139
6	Federative Republic of Brazil	11.000%	8/17/40	4,350	4,733
	Federative Republic of Brazil	5.625%	1/7/41	33,250	34,385
	Federative Republic of Brazil	5.000%	1/27/45	12,035	11,272
	FMS Wertmanagement AoeR	0.625%	4/18/16	15,000	15,023
	FMS Wertmanagement AoeR	1.125%	9/5/17	5,700	5,690
	FMS Wertmanagement AoeR	1.000%	11/21/17	4,350	4,304

FMS Wertmanagement AoeR	1.625%	11/20/18	11,000	10,989
Hydro-Quebec	7.500%	4/1/16	3,650	4,012
Hydro-Quebec	2.000%	6/30/16	14,825	15,154
Hydro-Quebec	1.375%	6/19/17	9,300	9,330
Hydro-Quebec	8.400%	1/15/22	3,040	3,989
Hydro-Quebec	8.050%	7/7/24	1,350	1,862
Hydro-Quebec	8.500%	12/1/29	100	149
Inter-American Development Bank	4.250%	9/14/15	3,450	3,579
Inter-American Development Bank	0.625%	9/12/16	9,000	8,989
Inter-American Development Bank	5.125%	9/13/16	100	109
Inter-American Development Bank	1.375%	10/18/16	9,810	9,947
Inter-American Development Bank	0.875%	11/15/16	6,025	6,023
Inter-American Development Bank	1.125%	3/15/17	10,650	10,702
Inter-American Development Bank	1.000%	7/14/17	21,625	21,487
Inter-American Development Bank	2.375%	8/15/17	5,100	5,281
Inter-American Development Bank	0.875%	3/15/18	9,925	9,755
Inter-American Development Bank	1.750%	8/24/18	7,620	7,681
Inter-American Development Bank	1.125%	9/12/19	24,800	23,902
Inter-American Development Bank	3.875%	9/17/19	16,750	18,302
Inter-American Development Bank	1.750%	10/15/19	20,200	20,001
Inter-American Development Bank	3.875%	2/14/20	2,300	2,514
Inter-American Development Bank	2.125%	11/9/20	10,400	10,305
Inter-American Development Bank	3.000%	10/4/23	2,350	2,432
Inter-American Development Bank	3.000%	2/21/24	18,000	18,574
Inter-American Development Bank	7.000%	6/15/25	1,125	1,504
Inter-American Development Bank	3.200%	8/7/42	2,000	1,821
Inter-American Development Bank	4.375%	1/24/44	11,000	12,431
International Bank for Reconstruction &
Development	2.375%	5/26/15	20,000	20,288
International Bank for Reconstruction &
Development	2.125%	3/15/16	24,450	25,036
International Bank for Reconstruction &
Development	5.000%	4/1/16	9,975	10,648
International Bank for Reconstruction &
Development	0.500%	4/15/16	16,700	16,707
International Bank for Reconstruction &
Development	1.000%	9/15/16	5,995	6,035
International Bank for Reconstruction &
Development	0.625%	10/14/16	14,250	14,201
International Bank for Reconstruction &
Development	0.750%	12/15/16	10,625	10,603
International Bank for Reconstruction &
Development	0.875%	4/17/17	33,925	33,867
International Bank for Reconstruction &
Development	1.125%	7/18/17	7,500	7,515
International Bank for Reconstruction &
Development	1.375%	4/10/18	36,200	36,137
International Bank for Reconstruction &
Development	1.875%	3/15/19	43,475	43,824
9 International Bank for Reconstruction &
Development	1.875%	10/7/19	5,200	5,192
International Bank for Reconstruction &
Development	2.125%	11/1/20	20,400	20,387
International Bank for Reconstruction &
Development	2.250%	6/24/21	15,250	15,331
International Bank for Reconstruction &
Development	7.625%	1/19/23	950	1,317

	International Bank for Reconstruction &
	Development	8.875%	3/1/26	450	686
	International Finance Corp.	2.750%	4/20/15	3,250	3,295
	International Finance Corp.	2.250%	4/11/16	5,000	5,132
9	International Finance Corp.	0.625%	10/3/16	8,475	8,464
	International Finance Corp.	0.625%	11/15/16	9,450	9,424
	International Finance Corp.	1.125%	11/23/16	14,950	15,054
	International Finance Corp.	1.000%	4/24/17	5,650	5,639
	International Finance Corp.	2.125%	11/17/17	24,800	25,459
	International Finance Corp.	0.625%	12/21/17	6,850	6,715
	International Finance Corp.	1.250%	7/16/18	15,500	15,327
	International Finance Corp.	1.750%	9/4/18	6,400	6,440
	International Finance Corp.	1.750%	9/16/19	10,500	10,419
4	Japan Bank for International Cooperation	1.875%	9/24/15	6,065	6,152
4	Japan Bank for International Cooperation	2.500%	1/21/16	5,600	5,749
4	Japan Bank for International Cooperation	2.500%	5/18/16	6,200	6,391
4	Japan Bank for International Cooperation	2.250%	7/13/16	5,000	5,139
4	Japan Bank for International Cooperation	1.125%	7/19/17	6,675	6,664
4	Japan Bank for International Cooperation	1.750%	7/31/18	13,125	13,189
4	Japan Bank for International Cooperation	1.750%	11/13/18	19,900	19,926
4	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,064
4	Japan Bank for International Cooperation	3.375%	7/31/23	2,400	2,533
4	Japan Bank for International Cooperation	3.000%	5/29/24	17,000	17,265
4	Japan Finance Organization for Municipalities	5.000%	5/16/17	1,600	1,759
	Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	6,142
10 KFW		0.500%	9/30/15	34,175	34,264
10 KFW		1.250%	10/26/15	15,400	15,561
10 KFW		2.625%	2/16/16	3,450	3,554
10 KFW		5.125%	3/14/16	14,000	14,944
10 KFW		0.500%	4/19/16	16,000	16,006
10 KFW		2.000%	6/1/16	19,000	19,459
	KFW	0.500%	7/15/16	17,000	16,929
10 KFW		1.250%	10/5/16	11,805	11,940
10 KFW		0.625%	12/15/16	30,150	30,063
10 KFW		4.875%	1/17/17	3,000	3,272
10 KFW		1.250%	2/15/17	29,000	29,262
10 KFW		0.750%	3/17/17	7,000	6,922
10 KFW		0.875%	9/5/17	14,200	14,087
10 KFW		4.375%	3/15/18	18,850	20,741
10 KFW		1.000%	6/11/18	13,900	13,663
10 KFW		4.500%	7/16/18	6,425	7,125
10 KFW		1.875%	4/1/19	48,500	48,748
10 KFW		4.875%	6/17/19	20,075	22,842
10 KFW		4.000%	1/27/20	5,500	6,055
10 KFW		2.750%	9/8/20	23,250	24,063
10 KFW		2.750%	10/1/20	13,200	13,653
10 KFW		2.375%	8/25/21	19,590	19,665
10 KFW		2.625%	1/25/22	14,000	14,234
10 KFW		2.000%	10/4/22	24,875	24,050
10 KFW		2.125%	1/17/23	30,000	29,197
10 KFW		0.000%	4/18/36	7,000	3,423
10 KFW		0.000%	6/29/37	5,450	2,539
	Korea Development Bank	3.250%	3/9/16	1,180	1,215
	Korea Development Bank	4.000%	9/9/16	2,500	2,632
	Korea Development Bank	3.875%	5/4/17	2,500	2,641
	Korea Development Bank	3.500%	8/22/17	3,450	3,619
	Korea Development Bank	1.500%	1/22/18	2,500	2,461
	Korea Development Bank	3.000%	3/17/19	4,400	4,514

	Korea Development Bank	3.000%	9/14/22	5,000	4,926
	Korea Development Bank	3.750%	1/22/24	15,300	15,780
	Korea Finance Corp.	3.250%	9/20/16	4,000	4,148
	Korea Finance Corp.	2.250%	8/7/17	1,475	1,492
	Korea Finance Corp.	4.625%	11/16/21	10,000	10,931
[10] Landwirtschaftliche Rentenbank		3.125%	7/15/15	6,605	6,754
[10] Landwirtschaftliche Rentenbank		4.875%	11/16/15	10,650	11,190
[10] Landwirtschaftliche Rentenbank		2.500%	2/15/16	7,220	7,416
[10] Landwirtschaftliche Rentenbank		2.125%	7/15/16	175	180
[10] Landwirtschaftliche Rentenbank		5.125%	2/1/17	10,700	11,738
[10] Landwirtschaftliche Rentenbank		0.875%	9/12/17	2,325	2,306
[10] Landwirtschaftliche Rentenbank		2.375%	9/13/17	4,000	4,140
[10] Landwirtschaftliche Rentenbank		1.000%	4/4/18	13,000	12,820
[10] Landwirtschaftliche Rentenbank		1.875%	9/17/18	5,600	5,668
[10] Landwirtschaftliche Rentenbank		1.375%	10/23/19	3,000	2,919
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	16,700	16,593
	Nexen Energy ULC	7.875%	3/15/32	325	450
	Nexen Energy ULC	5.875%	3/10/35	690	797
	Nexen Energy ULC	6.400%	5/15/37	13,400	16,542
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,752
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,001
	Nordic Investment Bank	2.250%	3/15/16	4,250	4,359
	Nordic Investment Bank	0.500%	4/14/16	3,150	3,151
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,259
	Nordic Investment Bank	1.000%	3/7/17	2,250	2,254
	Nordic Investment Bank	0.750%	1/17/18	14,450	14,137
	Nordic Investment Bank	1.875%	6/14/19	8,300	8,299
	North American Development Bank	2.300%	10/10/18	2,387	2,405
	North American Development Bank	4.375%	2/11/20	975	1,052
	North American Development Bank	2.400%	10/26/22	3,300	3,149
[13] Oesterreichische Kontrollbank AG		4.500%	3/9/15	2,600	2,648
[13] Oesterreichische Kontrollbank AG		2.000%	6/3/16	24,500	25,079
[13] Oesterreichische Kontrollbank AG		0.750%	12/15/16	8,000	7,988
[13] Oesterreichische Kontrollbank AG		5.000%	4/25/17	4,025	4,429
[13] Oesterreichische Kontrollbank AG		1.625%	3/12/19	3,500	3,466
9	Oesterreichische Kontrollbank AG	2.375%	10/1/21	5,000	4,993
6	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	5,017
6	Oriental Republic of Uruguay	4.500%	8/14/24	12,000	12,539
6	Oriental Republic of Uruguay	7.625%	3/21/36	4,725	6,272
6	Oriental Republic of Uruguay	4.125%	11/20/45	16,579	14,097
6	Oriental Republic of Uruguay	5.100%	6/18/50	975	946
	Pemex Project Funding Master Trust	5.750%	3/1/18	40,575	44,896
	Pemex Project Funding Master Trust	6.625%	6/15/35	9,100	10,509
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,334
	Petrobras Global Finance BV	2.000%	5/20/16	11,700	11,683
	Petrobras Global Finance BV	4.875%	3/17/20	19,400	19,658
	Petrobras Global Finance BV	4.375%	5/20/23	6,000	5,622
	Petrobras Global Finance BV	6.250%	3/17/24	20,500	21,539
	Petrobras Global Finance BV	5.625%	5/20/43	3,600	3,170
	Petrobras Global Finance BV	7.250%	3/17/44	1,600	1,730
	Petrobras International Finance Co. SA	3.875%	1/27/16	3,350	3,436
	Petrobras International Finance Co. SA	6.125%	10/6/16	3,325	3,578
	Petrobras International Finance Co. SA	3.500%	2/6/17	12,250	12,419
	Petrobras International Finance Co. SA	5.875%	3/1/18	18,500	19,892
	Petrobras International Finance Co. SA	8.375%	12/10/18	2,300	2,691
	Petrobras International Finance Co. SA	7.875%	3/15/19	7,575	8,663
	Petrobras International Finance Co. SA	5.750%	1/20/20	26,685	28,042
	Petrobras International Finance Co. SA	5.375%	1/27/21	18,325	18,583

Petrobras International Finance Co. SA	6.875%	1/20/40	19,725	20,414
Petrobras International Finance Co. SA	6.750%	1/27/41	8,000	8,045
Petroleos Mexicanos	8.000%	5/3/19	6,675	8,088
Petroleos Mexicanos	6.000%	3/5/20	5,000	5,660
Petroleos Mexicanos	5.500%	1/21/21	21,445	23,513
Petroleos Mexicanos	4.875%	1/24/22	19,350	20,407
Petroleos Mexicanos	3.500%	1/30/23	15,850	15,172
Petroleos Mexicanos	4.875%	1/18/24	700	733
6 Petroleos Mexicanos	2.290%	2/15/24	1,425	1,413
Petroleos Mexicanos	6.500%	6/2/41	10,725	12,251
Petroleos Mexicanos	5.500%	6/27/44	29,400	29,641
8 Petroleos Mexicanos	6.375%	1/23/45	12,600	14,159
Province of British Columbia	2.100%	5/18/16	5,280	5,402
Province of British Columbia	1.200%	4/25/17	4,900	4,918
Province of British Columbia	2.650%	9/22/21	8,200	8,315
Province of British Columbia	2.000%	10/23/22	10,000	9,542
Province of Manitoba	4.900%	12/6/16	6,065	6,599
Province of Manitoba	1.300%	4/3/17	4,050	4,073
Province of Manitoba	1.125%	6/1/18	1,250	1,232
Province of Manitoba	2.100%	9/6/22	3,000	2,865
Province of Manitoba	3.050%	5/14/24	19,500	19,606
Province of New Brunswick	2.750%	6/15/18	7,575	7,860
Province of Nova Scotia	2.375%	7/21/15	6,390	6,487
Province of Nova Scotia	5.125%	1/26/17	1,000	1,093
Province of Nova Scotia	9.125%	5/1/21	1,280	1,739
Province of Ontario	4.750%	1/19/16	4,325	4,555
Province of Ontario	5.450%	4/27/16	6,125	6,576
Province of Ontario	2.300%	5/10/16	26,290	26,939
Province of Ontario	1.000%	7/22/16	14,100	14,161
Province of Ontario	1.600%	9/21/16	9,200	9,324
Province of Ontario	1.100%	10/25/17	10,650	10,544
Province of Ontario	3.150%	12/15/17	5,525	5,813
Province of Ontario	1.200%	2/14/18	5,600	5,531
Province of Ontario	3.000%	7/16/18	2,550	2,668
Province of Ontario	2.000%	9/27/18	12,500	12,569
Province of Ontario	2.000%	1/30/19	20,000	20,036
Province of Ontario	1.650%	9/27/19	11,000	10,743
Province of Ontario	4.000%	10/7/19	3,750	4,069
Province of Ontario	4.400%	4/14/20	9,200	10,188
Province of Ontario	2.500%	9/10/21	13,500	13,481
Province of Ontario	2.450%	6/29/22	2,025	1,984
Province of Ontario	3.200%	5/16/24	10,000	10,196
Quebec	5.125%	11/14/16	7,275	7,914
Quebec	4.625%	5/14/18	9,050	9,992
Quebec	3.500%	7/29/20	8,770	9,313
Quebec	2.750%	8/25/21	13,475	13,517
Quebec	2.625%	2/13/23	24,800	24,235
Quebec	7.125%	2/9/24	325	423
Quebec	7.500%	9/15/29	6,875	9,752
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,125
Republic of Chile	3.875%	8/5/20	6,850	7,239
Republic of Chile	3.250%	9/14/21	200	205
Republic of Chile	2.250%	10/30/22	10,400	9,789
Republic of Chile	3.625%	10/30/42	3,600	3,140
Republic of Colombia	7.375%	1/27/17	4,900	5,544
Republic of Colombia	7.375%	3/18/19	20,510	24,489
Republic of Colombia	11.750%	2/25/20	1,050	1,491
Republic of Colombia	4.375%	7/12/21	9,795	10,373

6 Republic of Colombia	2.625%	3/15/23	11,950	11,030
Republic of Colombia	4.000%	2/26/24	7,100	7,171
Republic of Colombia	8.125%	5/21/24	2,800	3,679
Republic of Colombia	7.375%	9/18/37	11,500	15,324
Republic of Colombia	6.125%	1/18/41	9,250	10,780
6 Republic of Colombia	5.625%	2/26/44	18,000	19,755
Republic of Finland	6.950%	2/15/26	1,000	1,311
Republic of Italy	4.750%	1/25/16	14,850	15,609
Republic of Italy	5.250%	9/20/16	10,855	11,706
Republic of Italy	5.375%	6/12/17	14,400	15,792
Republic of Italy	6.875%	9/27/23	5,725	7,287
Republic of Italy	5.375%	6/15/33	13,750	16,633
Republic of Korea	5.125%	12/7/16	3,000	3,273
Republic of Korea	7.125%	4/16/19	16,078	19,520
Republic of Korea	3.875%	9/11/23	11,600	12,481
Republic of Korea	5.625%	11/3/25	575	711
Republic of Panama	5.200%	1/30/20	15,655	17,209
Republic of Panama	7.125%	1/29/26	13,500	16,983
Republic of Panama	9.375%	4/1/29	2,500	3,688
6 Republic of Panama	6.700%	1/26/36	9,848	12,079
6 Republic of Panama	4.300%	4/29/53	5,000	4,319
Republic of Peru	7.125%	3/30/19	12,550	14,935
Republic of Peru	7.350%	7/21/25	6,525	8,515
Republic of Peru	8.750%	11/21/33	11,427	17,381
6 Republic of Peru	6.550%	3/14/37	10,500	13,193
Republic of Peru	5.625%	11/18/50	5,400	6,061
Republic of Philippines	9.375%	1/18/17	5,000	5,888
Republic of Philippines	8.375%	6/17/19	10,000	12,513
Republic of Philippines	6.500%	1/20/20	3,100	3,650
Republic of Philippines	4.000%	1/15/21	17,525	18,467
Republic of Philippines	4.200%	1/21/24	20,525	21,654
Republic of Philippines	10.625%	3/16/25	8,525	13,384
Republic of Philippines	5.500%	3/30/26	6,800	7,802
Republic of Philippines	9.500%	2/2/30	8,950	13,962
Republic of Philippines	7.750%	1/14/31	7,250	10,064
Republic of Philippines	6.375%	1/15/32	5,650	7,020
Republic of Philippines	6.375%	10/23/34	19,725	24,853
Republic of Philippines	5.000%	1/13/37	1,950	2,162
Republic of Poland	5.000%	10/19/15	750	782
Republic of Poland	6.375%	7/15/19	12,960	15,190
Republic of Poland	5.125%	4/21/21	20,650	22,905
Republic of Poland	5.000%	3/23/22	23,085	25,369
Republic of Poland	3.000%	3/17/23	25,300	24,425
Republic of Poland	4.000%	1/22/24	3,650	3,769
Republic of South Africa	6.875%	5/27/19	7,425	8,420
Republic of South Africa	5.500%	3/9/20	9,890	10,656
Republic of South Africa	4.665%	1/17/24	5,300	5,345
Republic of South Africa	5.875%	9/16/25	11,000	12,073
Republic of South Africa	6.250%	3/8/41	2,100	2,380
Republic of South Africa	5.375%	7/24/44	10,000	10,000
Republic of Turkey	7.000%	9/26/16	13,600	14,873
Republic of Turkey	7.500%	7/14/17	15,275	17,111
Republic of Turkey	6.750%	4/3/18	17,275	19,127
Republic of Turkey	7.000%	3/11/19	17,700	19,912
Republic of Turkey	7.000%	6/5/20	13,100	14,839
Republic of Turkey	5.625%	3/30/21	1,475	1,567
Republic of Turkey	5.125%	3/25/22	8,925	9,215
Republic of Turkey	6.250%	9/26/22	6,000	6,601

Republic of Turkey	5.750%	3/22/24	27,800	29,537
Republic of Turkey	7.375%	2/5/25	22,475	26,719
Republic of Turkey	11.875%	1/15/30	13,000	21,843
Republic of Turkey	8.000%	2/14/34	11,400	14,608
Republic of Turkey	6.875%	3/17/36	13,100	15,032
Republic of Turkey	6.750%	5/30/40	16,000	18,140
Republic of Turkey	6.000%	1/14/41	15,500	16,043
Republic of Turkey	4.875%	4/16/43	4,500	4,056
State of Israel	5.500%	11/9/16	3,480	3,807
State of Israel	5.125%	3/26/19	5,350	6,009
State of Israel	4.000%	6/30/22	15,300	16,423
State of Israel	3.150%	6/30/23	2,300	2,317
State of Israel	4.500%	1/30/43	10,100	9,943
Statoil ASA	1.800%	11/23/16	300	306
Statoil ASA	3.125%	8/17/17	5,590	5,868
Statoil ASA	6.700%	1/15/18	1,000	1,159
Statoil ASA	1.200%	1/17/18	2,000	1,975
Statoil ASA	1.950%	11/8/18	3,500	3,513
Statoil ASA	5.250%	4/15/19	9,090	10,240
Statoil ASA	2.900%	11/8/20	1,000	1,017
Statoil ASA	3.150%	1/23/22	3,175	3,205
Statoil ASA	2.450%	1/17/23	14,300	13,651
Statoil ASA	2.650%	1/15/24	6,500	6,222
Statoil ASA	3.700%	3/1/24	16,800	17,416
Statoil ASA	7.250%	9/23/27	1,975	2,686
8 Statoil ASA	6.500%	12/1/28	225	290
Statoil ASA	7.150%	1/15/29	1,165	1,584
Statoil ASA	5.100%	8/17/40	4,000	4,525
Statoil ASA	4.250%	11/23/41	2,300	2,297
Statoil ASA	3.950%	5/15/43	1,400	1,311
Statoil ASA	4.800%	11/8/43	5,000	5,414
Svensk Exportkredit AB	1.750%	10/20/15	2,600	2,638
Svensk Exportkredit AB	0.625%	5/31/16	4,100	4,102
Svensk Exportkredit AB	2.125%	7/13/16	7,360	7,551
Svensk Exportkredit AB	5.125%	3/1/17	550	604
Svensk Exportkredit AB	1.750%	5/30/17	4,050	4,118
Svensk Exportkredit AB	1.125%	4/5/18	15,000	14,814
Svensk Exportkredit AB	1.875%	6/17/19	12,000	11,935
United Mexican States	11.375%	9/15/16	1,325	1,597
United Mexican States	5.625%	1/15/17	27,465	30,012
United Mexican States	5.950%	3/19/19	21,225	24,239
United Mexican States	3.500%	1/21/21	13,000	13,224
United Mexican States	3.625%	3/15/22	27,050	27,529
United Mexican States	4.000%	10/2/23	41,492	42,894
United Mexican States	8.300%	8/15/31	2,500	3,681
United Mexican States	6.750%	9/27/34	9,800	12,311
United Mexican States	6.050%	1/11/40	22,010	25,966
United Mexican States	4.750%	3/8/44	29,183	28,851
United Mexican States	5.550%	1/21/45	1,750	1,941
United Mexican States	5.750%	10/12/10	21,260	21,950
Total Sovereign Bonds (Cost $4,730,885)				4,804,057
Taxable Municipal Bonds (1.0%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	4,080	5,246
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	575	830

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	484
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	3,000	3,572
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,090	1,332
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,060
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	3,050	4,709
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	875	1,093
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,500	2,021
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	5,958	7,991
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,325	1,898
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	4,865	6,919
California GO	3.950%	11/1/15	2,550	2,642
California GO	5.750%	3/1/17	4,000	4,440
California GO	6.200%	3/1/19	1,100	1,294
California GO	6.200%	10/1/19	4,935	5,882
California GO	5.700%	11/1/21	9,655	11,579
California GO	7.500%	4/1/34	14,580	20,771
California GO	7.550%	4/1/39	16,355	23,873
California GO	7.300%	10/1/39	2,400	3,348
California GO	7.350%	11/1/39	7,825	10,955
California GO	7.625%	3/1/40	3,350	4,869
California GO	7.600%	11/1/40	13,885	20,538
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	550	659
Chicago IL Board of Education GO	6.319%	11/1/29	1,850	1,897
Chicago IL Board of Education GO	6.138%	12/1/39	4,400	4,234
Chicago IL GO	7.781%	1/1/35	825	969
Chicago IL GO	6.314%	1/1/44	10,500	10,751
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	3,060	3,588
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	400	448
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	600	756
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,650	1,880
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,255	5,188
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	600	711
Chicago IL Water Revenue	6.742%	11/1/40	900	1,129
Clark County NV Airport Revenue	6.881%	7/1/42	550	620
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	3,300	4,152
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	2,350	2,819
Connecticut GO	5.632%	12/1/29	1,110	1,304
Connecticut GO	5.090%	10/1/30	800	893
Connecticut GO	5.850%	3/15/32	8,015	9,667

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	100	110
Cook County IL GO	6.229%	11/15/34	4,750	5,299
Curators of the University of Missouri System
Facilities Revenue	5.960%	11/1/39	1,000	1,249
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	1,000	1,268
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,031
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,650	1,848
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,100	1,415
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,825	3,227
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,767
Dartmouth College New Hampshire GO	4.750%	6/1/19	275	309
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	1,050	1,382
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	525	616
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	537
District of Columbia Income Tax Revenue	5.582%	12/1/35	650	781
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	8,200	8,432
East Baton Rouge LA Sewer Commission
Revenue	6.087%	2/1/45	975	1,087
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,100	1,375
Emory University Georgia GO	5.625%	9/1/19	7,430	8,595
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	2,000	1,990
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	6,650	6,719
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	8,100	8,194
George Washington University District of
Columbia GO	3.485%	9/15/22	5,700	5,732
George Washington University District of
Columbia GO	4.300%	9/15/44	3,500	3,480
Georgia GO	4.503%	11/1/25	5,300	5,812
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	6,645	8,329
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,250	2,771
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	5,100	5,756
Houston TX Utility System Revenue	3.828%	5/15/28	2,400	2,484
Illinois GO	4.511%	3/1/15	3,350	3,406
Illinois GO	5.365%	3/1/17	3,000	3,247
Illinois GO	5.665%	3/1/18	5,000	5,535
Illinois GO	4.950%	6/1/23	5,125	5,319
Illinois GO	5.100%	6/1/33	39,430	38,264
Illinois GO	6.630%	2/1/35	4,800	5,213
Illinois GO	6.725%	4/1/35	3,250	3,562
Illinois GO	7.350%	7/1/35	5,950	6,834
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	460	571
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	625	768
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	3,700	4,661
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	3,600	3,594

JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	2,350	2,420
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	3,000	3,257
[15] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	1,525	1,678
Kentucky Asset/Liability Commission General
Fund Revenue	3.165%	4/1/18	194	202
La Paz County AZ Industrial Development
Authority Project Revenue (LCS
Corrections Services, Inc. Project)	7.000%	3/1/34	1,750	1,748
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	650	712
Los Angeles CA Community College District
GO	6.600%	8/1/42	2,150	2,914
Los Angeles CA Community College District
GO	6.750%	8/1/49	6,000	8,499
Los Angeles CA Department of Airports
International Airport Revenue	6.582%	5/15/39	450	557
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	850	1,040
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	2,400	2,955
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	600	672
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	5,215	7,175
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	699
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,800	2,145
Los Angeles CA Unified School District GO	5.750%	7/1/34	7,190	8,690
Los Angeles CA Unified School District GO	6.758%	7/1/34	1,150	1,534
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	2,200	2,642
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	1,700	2,193
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	850	1,173
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	800	992
Massachusetts GO	4.200%	12/1/21	6,070	6,549
Massachusetts GO	5.456%	12/1/39	4,690	5,587
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	2,100	2,513
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	583
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	2,415	2,675
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,500	1,925
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,000	1,149
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	525	710
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	650	772
Mississippi GO	5.245%	11/1/34	1,300	1,475

Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	689
[16] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	8,215	10,506
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	7,080	8,052
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	5,680	7,335
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	425	433
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	6,400	9,170
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	10,190	14,137
New York City NY GO	6.646%	12/1/31	100	119
New York City NY GO	6.246%	6/1/35	950	1,090
New York City NY GO	5.968%	3/1/36	1,840	2,244
New York City NY GO	5.985%	12/1/36	600	726
New York City NY GO	5.517%	10/1/37	3,225	3,779
New York City NY GO	6.271%	12/1/37	5,950	7,557
New York City NY GO	5.846%	6/1/40	750	916
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	500	614
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,420
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	1,150	1,467
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	350	450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	2,300	2,743
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	17,590	22,447
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	2,500	3,215
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	750	909
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,300	3,940
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,000	1,198
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,950	5,833
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	400	507
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.548%	11/15/31	300	382
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,190
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	2,540	3,368
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,000	2,678
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	3,745	4,363
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	1,250	1,434
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	900	1,070

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	750	883
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,828
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	650	783
New York University Hospitals Center GO	4.428%	7/1/42	1,850	1,788
New York University Hospitals Center
Revenue	5.750%	7/1/43	3,050	3,577
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	8,525	11,768
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,575	1,787
Ohio State University General Receipts
Revenue	4.800%	6/1/11	5,456	5,759
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,000	1,098
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	650	880
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,050	1,285
Oregon GO	5.762%	6/1/23	850	993
Oregon GO	5.892%	6/1/27	1,125	1,369
Oregon School Boards Association GO	4.759%	6/30/28	11,450	12,346
[15] Oregon School Boards Association GO	5.528%	6/30/28	375	427
Pennsylvania GO	4.650%	2/15/26	2,015	2,200
Pennsylvania GO	5.350%	5/1/30	3,000	3,289
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	999	1,093
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,250	2,635
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	550	643
Philadelphia PA Industrial Development
Authority City Service Agreement Revenue	3.964%	4/15/26	1,500	1,472
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	850	1,060
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	4,800	5,772
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	5,625	6,164
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	3,350	3,638
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	7,465	8,106
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	10,550	10,523
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	2,925	3,376
Princeton University New Jersey GO	4.950%	3/1/19	3,400	3,837
Princeton University New Jersey GO	5.700%	3/1/39	1,650	2,107
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,550	1,977
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,250	2,713
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	750	838
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,500	1,917

San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	1,175	1,454
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	5,350	6,716
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,360	1,431
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	2,375	2,567
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,470	1,886
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	3,265	4,224
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	1,600	1,990
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	3,000	4,245
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,855	4,607
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	775	885
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	2,125	2,762
Stanford University California GO	4.250%	5/1/16	1,250	1,320
Texas GO	5.517%	4/1/39	6,590	8,162
Texas Transportation Commission Revenue	5.028%	4/1/26	750	864
Texas Transportation Commission Revenue	5.178%	4/1/30	3,850	4,502
Texas Transportation Commission Revenue	4.631%	4/1/33	2,300	2,555
Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,524
Tufts University Massachusetts GO	5.017%	4/15/12	4,700	4,937
University of California Regents General
Revenue	4.601%	5/15/31	12,830	13,776
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,675	2,155
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,055	1,361
University of California Revenue	1.796%	7/1/19	2,725	2,688
University of California Revenue	5.770%	5/15/43	5,790	7,031
University of California Revenue	5.946%	5/15/45	4,950	6,116
University of California Revenue	4.858%	5/15/12	5,125	4,944
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	600	699
University of Southern California GO	5.250%	10/1/11	1,800	2,209
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	5,214	6,235
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	525	602
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	175
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,665	1,870
University of Virginia Revenue	6.200%	9/1/39	1,000	1,364
Utah GO	4.554%	7/1/24	1,300	1,437
Utah GO	3.539%	7/1/25	4,300	4,456
Utah Transit Authority Sales Tax Revenue	5.937%	6/15/39	100	125
Virginia Commonwealth Transportation Board
Revenue	5.350%	5/15/35	730	844
Washington GO	5.090%	8/1/33	3,825	4,394

Washington GO	5.481%	8/1/39	270	325
Washington GO	5.140%	8/1/40	1,920	2,244
[15] Wisconsin GO	5.700%	5/1/26	3,020	3,531
Temporary Cash Investment (6.2%)
Money Market Fund (6.2%)
[17] Vanguard Market Liquidity Fund (Cost
$5,216,179)	0.109%		5,216,179,454	5,216,179

Total Investments (105.6%) (Cost $87,959,419)				89,464,513
Other Assets and Liabilities-Net (-5.6%)				(4,738,047)
Net Assets (100%)				84,726,466

1 Securities with a value of $194,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Guaranteed by the Government of Japan.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Adjustable-rate security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the aggregate value of these securities was $240,890,000, representing 0.3% of net assets.
9 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2014.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the State of Qatar.
12 Guaranteed by the Government of Canada.
13 Guaranteed by the Republic of Austria.
14 Non-income-producing security--security in default.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
† U.S. government guaranteed.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At September 30, 2014, counterparties had deposited in segregated accounts cash with a value of $1,446,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate.

Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	54,805,033	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,408,153	8,758
Corporate Bonds	—	21,402,115	3,054
Sovereign Bonds	—	4,798,865	5,192
Taxable Municipal Bonds	—	817,164	—
Temporary Cash Investments	5,216,179	—	—
Total	5,216,179	84,231,330	17,004

E. At September 30, 2014, the cost of investment securities for tax purposes was $87,959,419,000. Net unrealized appreciation of investment securities for tax purposes was $1,505,094,000, consisting of unrealized gains of $1,909,233,000 on securities that had risen in value since their purchase and $404,139,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014
VANGUARD BOND INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER
Date: November 19, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.